Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 39.7% ) Value
Communications Services (2.2%)
19,177 Alphabet, Inc., Class A
a
$ 2,686,698
98,591 Alphabet, Inc., Class C
a
13,980,204
16,395 Altice USA, Inc.
a
40,004
5,616 AMC Networks, Inc.
a
101,593
2,238 Bumble, Inc.
a
30,705
46 Cable One, Inc. 25,251
98,095 Cargurus, Inc.
a
2,279,728
79,374 Comcast Corporation 3,694,066
14,957 Electronic Arts, Inc. 2,057,784
6,040 Emerald Holding, Inc.
a
37,086
2,171 Entravision Communications
Corporation 8,749
11,853 iHeartMedia, Inc.
a
32,122
3,629 Imax Corporation
a
50,697
44,620 Integral Ad Science Holding
Corporation
a
649,221
4,249 Interpublic Group of Companies,
Inc. 140,174
9,132 Liberty Global, Ltd., Class A
a
179,900
6,377 Liberty Latin America, Ltd., Class
A
a
44,894
1,710 Live Nation Entertainment, Inc.
a
151,933
47,677 Lumen Technologies, Inc.
a
58,166
2,027 Match Group, Inc.
a
77,796
28,677 Meta Platforms, Inc.
a
11,188,045
840 Netflix, Inc.
a
473,852
782 Omnicom Group, Inc. 70,677
26,453 Pinterest, Inc.
a
991,194
4,278 Playtika Holding Corporation
a
30,887
134,777 QuinStreet, Inc.
a
1,707,625
1,479 Roku, Inc.
a
130,241
2,119 Sinclair, Inc. 33,268
1,880 TechTarget, Inc.
a
64,240
4,331 Telephone and Data Systems, Inc. 83,199
23,617 Trade Desk, Inc.
a
1,616,111
157,964 Verizon Communications, Inc. 6,689,775
131,140 Warner Brothers Discovery, Inc.
a
1,314,023
151 Yelp, Inc.
a
6,603
34,719 Ziff Davis, Inc.
a
2,340,061
Total 53,066,572
Consumer Discretionary (4.1%)
114 Adient plc
a
3,957
739 Airbnb, Inc.
a
106,519
94,552 Amazon.com, Inc.
a
14,674,470
837 American Axle & Manufacturing
Holdings, Inc.
a
6,771
11,389 American Eagle Outfitters, Inc. 225,730
51,611 Aptiv plc
a
4,197,523
4,906 Autoliv, Inc. 525,531
92 AutoNation, Inc.
a
12,849
599 Beazer Homes USA, Inc.
a
19,018
1,668 Best Buy Company, Inc. 120,913
905 Booking Holdings, Inc.
a
3,174,260
25,536 Boot Barn Holdings, Inc.
a
1,831,953
14,017 Brunswick Corporation 1,130,892
2,723 Buckle, Inc. 101,268
1,769 Chipotle Mexican Grill, Inc.
a
4,261,114
106,822 Clarus Corporation 632,386
30,670 Columbia Sportswear Company 2,430,904
1,968 Container Store Group, Inc.
a
3,208
67,988 Cooper-Standard Holdings, Inc.
a
1,195,909
15,902 Crocs, Inc.
a
1,613,735
1,473 Culp, Inc.
a
7,306
8,905 D.R. Horton, Inc. 1,272,614
Shares Common Stock (39.7%) Value
Consumer Discretionary (4.1%) - continued
11,166 Dana, Inc. $ 151,411
2,192 Darden Restaurants, Inc. 356,375
2,077 Deckers Outdoor Corporation
a
1,565,497
4,647 Domino's Pizza, Inc. 1,980,644
1,299 DoorDash, Inc.
a
135,356
48 Dorman Products, Inc.
a
3,908
4,658 eBay, Inc. 191,304
491 El Pollo Loco Holdings, Inc.
a
4,547
1,505 Etsy, Inc.
a
100,173
9,781 Everi Holdings, Inc.
a
101,820
9,015 Expedia Group, Inc.
a
1,337,195
13,776 Five Below, Inc.
a
2,472,241
72 Fox Factory Holding Corporation
a
4,539
11,284 Gap, Inc. 210,898
19,961 Gentex Corporation 661,308
2,232 Genuine Parts Company 312,993
4,332 Goodyear Tire & Rubber
Company
a
60,388
12,005 Grand Canyon Education, Inc.
a
1,567,733
2,027 Green Brick Partners, Inc.
a
105,749
5,678 Harley-Davidson, Inc. 184,251
9,343 Hilton Worldwide Holdings, Inc. 1,784,139
10,969 Home Depot, Inc. 3,871,618
740 KB Home 44,097
11,434 Laureate Education, Inc. 144,297
1,147 La-Z-Boy, Inc. 39,927
2,252 Lear Corporation 299,291
1,360 Lennar Corporation 203,796
9,971 LKQ Corporation 465,347
16,478 Lowe's Companies, Inc. 3,507,178
5,266 Lululemon Athletica, Inc.
a
2,389,816
707 M/I Homes, Inc.
a
90,086
31 Marriott Vacations Worldwide
Corporation 2,601
11,137 McDonald's Corporation 3,260,023
10,239 Meritage Homes Corporation 1,695,681
1,047 MGM Resorts International
a
45,408
57,523 Mobileye Global, Inc.
a
1,487,545
18,534 Modine Manufacturing Company
a
1,280,514
3,410 Mohawk Industries, Inc.
a
355,492
3,843 Nordstrom, Inc. 69,750
693 NVR, Inc.
a
4,903,176
13,217 Papa John's International, Inc. 971,185
2,858 Polaris, Inc. 257,106
4,006 Pool Corporation 1,487,227
30,981 Qurate Retail, Inc.
a
25,091
3,550 Ross Stores, Inc. 497,994
4,697 SeaWorld Entertainment, Inc.
a
232,032
186 Shake Shack, Inc.
a
14,054
22,106 SharkNinja, Inc. 1,032,792
42,456 Skyline Champion Corporation
a
2,907,387
25,937 Sony Group Corporation ADR 2,535,342
12,590 Starbucks Corporation 1,171,248
116,500 Stoneridge, Inc.
a
2,072,535
388 Taylor Morrison Home Corporation
a
20,230
21,560 Tesla, Inc.
a
4,037,972
5,882 Texas Roadhouse, Inc. 739,485
237,525 ThredUp, Inc.
a
483,363
276 TopBuild Corporation
a
101,880
7,440 Travel + Leisure Company 300,725
10 Ulta Beauty, Inc.
a
5,020
2,962 Upbound Group, Inc. 98,338
3,567 Urban Outfitters, Inc.
a
135,546
136 Vail Resorts, Inc. 30,192
130 Visteon Corporation
a
14,988

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Consumer Discretionary (4.1%) - continued
11,857 Wendy's Company $ 226,232
3,146 Wingstop, Inc. 884,372
14,492 Wyndham Hotels & Resorts, Inc. 1,129,362
239 XPEL, Inc.
a
12,775
Total 96,421,415
Consumer Staples (2.1%)
34,417 Altria Group, Inc. 1,380,810
3,268 Archer-Daniels-Midland Company 181,635
2,790 BellRing Brands, Inc.
a
154,203
45,800 BJ's Wholesale Club Holdings,
Inc.
a
2,946,772
9,213 Casey's General Stores, Inc. 2,500,040
47,955 Celsius Holdings, Inc.
a
2,392,955
43,659 Coca-Cola Company 2,597,274
921 Costco Wholesale Corporation 639,985
156,488 Coty, Inc.
a
1,890,375
1,177 Darling Ingredients, Inc.
a
50,964
14,572 e.l.f. Beauty, Inc.
a
2,324,671
10,520 Flowers Foods, Inc. 239,856
220 Hershey Company 42,579
7,040 J & J Snack Foods Corporation 1,120,979
14,458 John B. Sanfilippo & Son, Inc. 1,548,886
96,665 Kenvue, Inc. 2,006,765
5,330 Kimberly-Clark Corporation 644,770
3,593 Kroger Company 165,781
25,069 Lamb Weston Holdings, Inc. 2,568,068
16,048 Lancaster Colony Corporation 2,949,301
212 McCormick & Company, Inc. 14,450
14,744 Mondelez International, Inc. 1,109,781
42,764 Philip Morris International, Inc. 3,885,109
44,188 Pilgrim's Pride Corporation
a
1,200,588
332 PriceSmart, Inc. 25,239
6,682 Procter & Gamble Company 1,050,009
850 SpartanNash Company 19,066
40,067 Sysco Corporation 3,242,622
78,788 Turning Point Brands, Inc. 1,913,761
28,598 Tyson Foods, Inc. 1,566,026
22,706 US Foods Holding Corporation
a
1,044,703
31,482 Walmart, Inc. 5,202,401
Total 48,620,424
Energy (1.8%)
8,131 APA Corporation 254,744
6,914 Baker Hughes Company 197,049
1,006 Cactus, Inc. 42,695
1,310 California Resources Corporation 62,461
1,469 ChampionX Corporation 40,265
19 Cheniere Energy, Inc. 3,116
37,354 Chesapeake Energy Corporation 2,880,367
1,091 Chevron Corporation 160,846
31,363 ConocoPhillips 3,508,579
12,168 Coterra Energy, Inc. 302,740
2,278 CVR Energy, Inc. 76,837
79,593 Devon Energy Corporation 3,344,498
101,366 Enterprise Products Partners, LP 2,712,554
12,879 EOG Resources, Inc. 1,465,501
2,626 Expro Group Holdings NV
a
46,218
40,396 Exxon Mobil Corporation 4,153,113
3,424 Gulfport Energy Corporation
a
434,506
83,954 Halliburton Company 2,992,960
3,896 HF Sinclair Corporation 220,085
548 International Seaways, Inc. 29,395
10,880 Liberty Energy, Inc. 226,195
1,946 Magnolia Oil & Gas Corporation 40,126
Shares Common Stock (39.7%) Value
Energy (1.8%) - continued
11,933 Marathon Oil Corporation $ 272,669
13,159 Marathon Petroleum Corporation 2,179,130
49,446 Matador Resources Company 2,714,091
3,774 Murphy Oil Corporation 146,054
137,414 NOV, Inc. 2,680,947
5,688 Ovintiv, Inc. 241,285
6,518 Par Pacific Holdings, Inc.
a
238,494
1,722 Patterson-UTI Energy, Inc. 19,097
7,011 Phillips 66 1,011,757
14,228 Pioneer Natural Resources
Company 3,270,021
20,334 ProPetro Holding Corporation
a
172,026
8,701 Schlumberger NV 423,739
16,926 Shell plc NVDR 1,064,815
7,281 SM Energy Company 269,979
1,122 Solaris Oilfield Infrastructure, Inc. 8,415
170,415 TechnipFMC plc 3,295,826
6,958 TETRA Technologies, Inc.
a
29,154
2,712 U.S. Silica Holdings, Inc.
a
29,073
5,792 Viper Energy, Inc. 180,826
16,016 Williams Companies, Inc. 555,114
Total 41,997,362
Financials (6.2%)
1,028 1st Source Corporation 53,734
11,870 Allstate Corporation 1,842,817
110,249 Ally Financial, Inc. 4,043,933
2,008 Amalgamated Financial
Corporation 53,332
1,108 Amerant Bancorp, Inc. 25,052
6,934 American Express Company 1,391,931
986 American Financial Group, Inc. 118,714
41,999 American International Group, Inc. 2,919,350
7,263 Ameriprise Financial, Inc. 2,809,546
507 Ameris Bancorp 25,167
70 Apollo Global Management, Inc. 7,028
22,375 Arch Capital Group, Ltd.
a
1,844,371
5,275 Arthur J. Gallagher & Company 1,224,644
1,921 Artisan Partners Asset
Management, Inc. 80,490
383 AssetMark Financial Holdings,
Inc.
a
11,747
1,375 Associated Banc-Corp 28,889
535 Assurant, Inc. 89,853
1,337 Assured Guaranty, Ltd. 108,471
425 Atlantic Union Bankshares
Corporation
b
14,518
512 Axis Capital Holdings, Ltd. 30,474
1,428 Axos Financial, Inc.
a
79,154
123,579 Bank of America Corporation 4,202,922
188 Bank of Hawaii Corporation
b
11,887
2,566 Bank of Marin Bancorp 50,242
31,391 Bank of N.T. Butterfield & Son, Ltd. 952,089
63,370 Bank of New York Mellon
Corporation 3,514,500
1,395 Bank OZK 62,928
1,431 BankFinancial Corporation 15,512
220 BankUnited, Inc. 6,217
3,418 Banner Corporation 159,210
167 Bar Harbor Bankshares 4,394
459 BayCom Corporation 9,368
2,680 BCB Bancorp, Inc. 33,286
4,847 Berkshire Hathaway, Inc.
a
1,859,988
7,073 Berkshire Hills Bancorp, Inc. 169,752
1,000 BlackRock, Inc. 774,310

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Financials (6.2%) - continued
4,640 Block, Inc.
a
$ 301,646
23,079 Blue Owl Capital, Inc. 358,648
114 BOK Financial Corporation 9,558
73,475 Bridgewater Bancshares, Inc.
a
919,172
2,699 Brighthouse Financial, Inc.
a
139,727
2,954 BrightSpire Capital, Inc. 21,121
6,479 Brookline Bancorp, Inc. 70,103
9,419 Brown & Brown, Inc. 730,538
2,405 Business First Bancshares, Inc. 54,233
2,861 Byline Bancorp, Inc. 62,484
2,356 Cadence Bank 62,717
240 Camden National Corporation 8,647
167 Capital City Bank Group, Inc. 4,773
14,177 Capital One Financial Corporation 1,918,432
10,559 Capitol Federal Financial, Inc. 66,944
42,743 Carlyle Group, Inc. 1,710,575
495 Cathay General Bancorp 20,379
5,725 Cboe Global Markets, Inc. 1,052,541
10,591 Central Pacific Financial
Corporation 204,089
246 Central Valley Community Bancorp 4,777
48,311 Charles Schwab Corporation 3,039,728
16,339 Chubb, Ltd. 4,003,055
6,765 Cincinnati Financial Corporation 749,562
3,206 Citigroup, Inc. 180,081
4,150 Citizens Financial Group, Inc. 135,705
221 CNA Financial Corporation 9,739
2,141 CNB Financial Corporation 45,710
11,960 Columbia Banking System, Inc. 241,114
34,563 Comerica, Inc. 1,817,323
1,893 Commerce Bancshares, Inc.
a
98,663
320 Community Bank System, Inc. 14,646
3,983 Community Trust Bancorp, Inc. 165,295
313 ConnectOne Bancorp, Inc. 7,149
1,914 CrossFirst Bankshares, Inc.
a
27,026
913 Cullen/Frost Bankers, Inc. 96,888
2,238 Customers Bancorp, Inc.
a
119,599
627 CVB Financial Corporation 10,515
738 Dime Community Bancshares, Inc. 16,834
12,959 Discover Financial Services 1,367,434
2,174 Eagle Bancorp, Inc. 53,893
3,289 East West Bancorp, Inc. 239,472
58 Eastern Bankshares, Inc. 810
4,646 Ellington Residential Mortgage
REIT 27,830
1,109 Employers Holdings, Inc. 46,267
2,078 Enova International, Inc.
a
113,106
4,343 Enterprise Financial Services
Corporation 180,799
1,446 Equity Bancshares, Inc. 47,501
222 EVERTEC, Inc. 8,916
107,571 F.N.B. Corporation 1,417,786
3,259 FactSet Research Systems, Inc. 1,551,023
12,955 Federated Hermes, Inc. 452,907
3,938 Fidelity National Information
Services, Inc. 245,180
3,165 Fifth Third Bancorp 108,370
2,816 Financial Institutions, Inc. 58,854
6,877 First Bancorp/Puerto Rico 114,708
5,450 First Bancshares, Inc. 138,594
185 First Citizens BancShares, Inc./NC 279,350
8,959 First Commonwealth Financial
Corporation 125,516
3,163 First Financial Bancorp 70,914
1,509 First Financial Bankshares, Inc. 47,126
Shares Common Stock (39.7%) Value
Financials (6.2%) - continued
1,298 First Financial Corporation $ 51,167
825 First Hawaiian, Inc. 17,894
9,423 First Horizon Corporation 134,184
1,378 First Internet Bancorp 45,446
523 First Interstate BancSystem, Inc. 14,393
2,676 First Merchants Corporation 90,476
1,715 First Mid-Illinois Bancshares, Inc. 53,971
3,829 First of Long Island Corporation 46,025
4,077 Fiserv, Inc.
a
578,404
203 Five Star Bancorp 4,837
1,155 FleetCor Technologies, Inc.
a
334,869
3,054 Flushing Financial Corporation 48,956
1,749 Flywire Corporation
a
37,376
6,293 Fulton Financial Corporation 98,108
7,466 Genworth Financial, Inc.
a
46,065
42,136 Glacier Bancorp, Inc. 1,628,978
8,642 Global Payments, Inc. 1,151,374
2,144 Great Southern Bancorp, Inc. 111,681
2,043 Green Dot Corporation
a
18,407
15,699 Hamilton Lane, Inc. 1,820,142
4,007 Hancock Whitney Corporation 180,756
13,263 Hanmi Financial Corporation 222,155
1,605 Hanover Insurance Group, Inc. 211,876
4,180 Hartford Financial Services Group,
Inc. 363,493
37,747 Heartland Financial USA, Inc. 1,338,886
9,506 Heritage Commerce Corporation 84,508
7,927 Heritage Financial Corporation 159,729
2,336 Home BancShares, Inc. 54,756
3,950 Hometrust Bancshares, Inc. 107,243
17,074 Hope Bancorp, Inc. 189,180
324 Horace Mann Educators
Corporation 11,933
4,347 Horizon Bancorp, Inc. 56,989
42,471 Houlihan Lokey, Inc. 5,087,176
5,908 Huntington Bancshares, Inc./OH 75,209
377 Independent Bank Corporation 21,146
4,045 Independent Bank Corporation/MI 102,905
40,983 Intercontinental Exchange, Inc. 5,218,365
406 International Bancshares
Corporation 21,461
4,106 Invesco Mortgage Capital, Inc. 36,174
29,812 Invesco, Ltd. 471,924
43,322 J.P. Morgan Chase & Company 7,553,624
629 Jack Henry & Associates, Inc. 104,307
14,437 Janus Henderson Group plc 415,208
44,901 KeyCorp 652,412
19,559 Kinsale Capital Group, Inc. 7,776,072
2,439 KKR & Company, Inc. 211,169
4,048 Lazard, Inc. 157,791
14,022 M&T Bank Corporation 1,936,438
511 MarketAxess Holdings, Inc. 115,236
7,308 Marsh & McLennan Companies,
Inc. 1,416,583
3,031 Mastercard, Inc. 1,361,616
1,979 Mercantile Bank Corporation 79,338
31,472 MetLife, Inc. 2,181,639
9,929 MFA Financial, Inc. 109,914
63,661 MGIC Investment Corporation 1,263,034
537 Mid Penn Bancorp, Inc. 11,481
3,874 Midland States Bancorp, Inc. 101,731
6,628 MidWestOne Financial Group, Inc. 169,014
16,215 Morgan Stanley 1,414,597
6,957 Mr. Cooper Group, Inc.
a
468,624
6,776 MSCI, Inc. 4,056,249

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Financials (6.2%) - continued
433 MVB Financial Corporation $ 9,279
33,703 Nasdaq, Inc. 1,947,022
5,082 National Bank Holdings
Corporation 177,870
4,392 Navient Corporation 75,630
1,186 NCR Atleos Corporation
a
26,555
12,425 New York Community Bancorp,
Inc. 80,390
16,112 NMI Holdings, Inc.
a
514,295
28,717 Northern Trust Corporation 2,287,022
168 Northfield Bancorp, Inc. 2,021
170 Northrim BanCorp, Inc. 8,590
3,683 Northwest Bancshares, Inc. 45,559
23,520 NU Holdings, Ltd./Cayman
Islands
a
202,507
6,495 OceanFirst Financial Corporation 111,909
3,803 OFG Bancorp 139,836
3,429 Old National Bancorp 56,476
2,999 Old Republic International
Corporation 84,092
2,182 Old Second Bancorp, Inc. 29,719
9,700 OneMain Holdings, Inc. 461,720
540 Pacific Premier Bancorp, Inc. 13,700
40,347 PayPal Holdings, Inc.
a
2,475,288
893 PCB Bancorp 14,958
714 PennyMac Financial Services, Inc. 62,275
2,502 Peoples Bancorp, Inc./OH 73,309
1,163 Pinnacle Financial Partners, Inc. 102,786
299 PNC Financial Services Group,
Inc. 45,212
1,006 Popular, Inc. 85,963
2,758 Premier Financial Corporation 57,615
270 PROG Holdings, Inc.
a
8,273
18,565 Prosperity Bancshares, Inc. 1,186,489
4,415 Provident Financial Services, Inc. 73,068
2,363 Prudential Financial, Inc. 247,950
42,257 Radian Group, Inc. 1,224,608
29,609 Raymond James Financial, Inc. 3,262,320
3,594 Regions Financial Corporation 67,100
20,510 Rithm Capital Corporation 219,457
26,839 RLI Corporation 3,660,034
2,284 S&T Bancorp, Inc. 76,149
2,693 Sandy Spring Bancorp, Inc. 65,655
181 Seacoast Banking Corporation of
Florida 4,445
23,181 SEI Investments Company 1,465,966
421 ServisFirst Bancshares, Inc. 28,266
1,892 Shore Bancshares, Inc. 24,482
554 Simmons First National
Corporation 10,532
414 SmartFinancial, Inc. 9,630
235 Southern First Bancshares, Inc.
a
8,810
1,123 SouthState Corporation 93,321
4,069 State Street Corporation 300,577
2,744 Stellar Bancorp, Inc. 68,682
1,436 Synchrony Financial 55,817
4,404 Synovus Financial Corporation 165,855
177 T. Rowe Price Group, Inc. 19,196
1,439 Territorial Bancorp, Inc. 15,455
1,428 Towne Bank/Portsmouth, VA 40,141
2,126 TPG, Inc. 88,505
16,775 Tradeweb Markets, Inc. 1,600,167
351 TriCo Bancshares 12,759
41,320 Triumph Financial, Inc.
a
2,919,258
370 Truist Financial Corporation 13,712
2,383 TrustCo Bank Corporation NY 68,869
Shares Common Stock (39.7%) Value
Financials (6.2%) - continued
500 Trustmark Corporation $ 13,495
6,126 Two Harbors Investment
Corporation 76,330
1,462 U.S. Bancorp 60,731
512 UMB Financial Corporation 42,240
1,714 United Bankshares, Inc. 61,447
1,027 United Community Banks, Inc. 28,078
2,774 Univest Financial Corporation 58,920
3,463 Unum Group 167,401
5,189 Valley National Bancorp 49,918
3,148 Veritex Holdings, Inc. 66,139
11,055 Virtu Financial, Inc. 185,613
3,722 Visa, Inc. 1,017,074
26,231 Voya Financial, Inc. 1,898,337
2,802 WaFd, Inc. 81,370
548 Walker & Dunlop, Inc. 52,931
3,429 Webster Financial Corporation 169,667
113,396 Wells Fargo & Company 5,690,211
1,325 Westamerica Bancorporation 63,229
68,308 Western Alliance Bancorp 4,368,980
37,378 Western Union Company 469,841
136 Willis Towers Watson plc 33,497
867 Wintrust Financial Corporation 84,082
1,175 WSFS Financial Corporation 52,299
2,185 XP, Inc. 53,707
23,003 Zions Bancorp NA 963,826
Total 147,837,115
Health Care (5.1%)
19,021 Abbott Laboratories 2,152,226
5,453 AbbVie, Inc. 896,473
2,948 ACADIA Pharmaceuticals, Inc.
a
76,383
12,662 Agilent Technologies, Inc. 1,647,326
1,303 Agios Pharmaceuticals, Inc.
a
29,474
902 Aldeyra Therapeutics, Inc.
a
2,823
11,293 Align Technology, Inc.
a
3,018,845
10,782 Alkermes plc
a
291,653
5,351 Amgen, Inc. 1,681,605
3,313 Amicus Therapeutics, Inc.
a
41,181
5,046 Amneal Pharmaceuticals, Inc.
a
26,996
1,441 Anika Therapeutics, Inc.
a
33,892
7,232 Apellis Pharmaceuticals, Inc.
a
457,713
5,194 Argenx SE ADR
a
1,976,369
9,385 Ascendis Pharma AS ADR
a
1,219,393
28,542 AstraZeneca plc ADR 1,902,039
120,657 Avantor, Inc.
a
2,773,904
4,479 Azenta, Inc.
a
292,031
2,337 Baxter International, Inc. 90,419
7,646 Biogen, Inc.
a
1,885,962
210 BioMarin Pharmaceutical, Inc.
a
18,497
272 Bio-Rad Laboratories, Inc.
a
87,282
25,580 Bio-Techne Corporation 1,798,786
3,349 Bruker Corporation 239,487
4,323 CareDx, Inc.
a
37,005
29,888 Centene Corporation
a
2,250,865
3,451 Certara, Inc.
a
55,768
8,307 Charles River Laboratories
International, Inc.
a
1,796,638
1,630 Chemed Corporation 966,248
7,307 Cigna Group 2,199,042
587 Codexis, Inc.
a
1,544
1,396 Cooper Companies, Inc. 520,750
12,617 Danaher Corporation 3,026,944
3,859 Deciphera Pharmaceuticals, Inc.
a
55,261
6,422 Definitive Healthcare Corporation
a
54,587

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Health Care (5.1%) - continued
1,508 Denali Therapeutics, Inc.
a
$ 24,143
20,999 Dentsply Sirona, Inc. 729,715
16,585 Dexcom, Inc.
a
2,012,590
2,105 Dynavax Technologies
Corporation
a
27,197
31,208 Edwards Lifesciences Corporation
a
2,448,892
68,795 Elanco Animal Health, Inc.
a
1,014,038
8,345 Elevance Health, Inc. 4,117,757
1,929 Eli Lilly & Company 1,245,382
441 Enanta Pharmaceuticals, Inc.
a
5,358
60,091 Enovis Corporation
a
3,527,342
7,270 Exelixis, Inc.
a
158,195
36,123 Gilead Sciences, Inc. 2,826,986
7,276 GoodRx Holdings, Inc.
a
43,656
68,498 Halozyme Therapeutics, Inc.
a
2,318,657
7,414 HCA Healthcare, Inc. 2,260,529
5,216 ICON plc
a
1,360,698
135 IDEXX Laboratories, Inc.
a
69,536
1,050 Illumina, Inc.
a
150,160
17,587 Immunocore Holdings plc ADR
a,b
1,271,364
9,825 Inspire Medical Systems, Inc.
a
2,071,798
5,496 Intuitive Surgical, Inc.
a
2,078,697
933 IQVIA Holding, Inc.
a
194,279
1,901 Jazz Pharmaceuticals, Inc.
a
233,291
21,622 Johnson & Johnson 3,435,736
1,018 Kodiak Sciences, Inc.
a
4,082
16,036 Laboratory Corporation of America
Holdings 3,564,803
16,366 Lantheus Holdings, Inc.
a
849,886
62 Ligand Pharmaceuticals, Inc.
a
4,532
891 LivaNova plc
a
43,374
17,723 Masimo Corporation
a
2,285,204
29 Medpace Holdings, Inc.
a
8,456
41,650 Medtronic plc 3,646,041
38,667 Merck & Company, Inc. 4,670,200
4,031 Molina Healthcare, Inc.
a
1,436,810
2,012 Myriad Genetics, Inc.
a
43,037
11,813 Natera, Inc.
a
778,949
264 National HealthCare Corporation 24,563
8,436 Neogen Corporation
a
130,758
20,304 Novo Nordisk AS ADR
a
2,329,681
5,960 Nuvation Bio, Inc.
a
9,655
105,685 Option Care Health, Inc.
a
3,301,599
3,411 Organon & Company 56,793
1,862 Pacira Pharmaceuticals, Inc.
a
60,683
27,955 Paragon 28, Inc.
a
354,469
304 Pediatrix Medical Group, Inc.
a
2,845
44,581 Pfizer, Inc. 1,207,253
19,583 Phreesia, Inc.
a
498,975
90,602 Progyny, Inc.
a
3,451,030
1,723 PTC Therapeutics, Inc.
a
44,953
722 QIAGEN NV 31,523
10,628 QuidelOrtho Corporation
a
728,124
12,566 Repligen Corporation
a
2,380,000
4,002 Rocket Pharmaceuticals, Inc.
a
114,977
1,995 Royalty Pharma plc 56,638
12,387 Sarepta Therapeutics, Inc.
a
1,473,929
78,344 scPharmaceuticals, Inc.
a
383,886
1,811 Sensus Healthcare, Inc.
a
5,886
9,941 ShockWave Medical, Inc.
a
2,249,151
1,758 Stryker Corporation 589,774
752 Teleflex, Inc. 182,608
2,870 TG Therapeutics, Inc.
a
46,609
3,711 Thermo Fisher Scientific, Inc. 2,000,155
2,212 UnitedHealth Group, Inc. 1,131,969
Shares Common Stock (39.7%) Value
Health Care (5.1%) - continued
1,522 Vanda Pharmaceuticals, Inc.
a
$ 5,479
9,526 Veeva Systems, Inc.
a
1,975,788
5,636 Veracyte, Inc.
a
141,013
33,184 Vericel Corporation
a
1,426,248
1,579 Vertex Pharmaceuticals, Inc.
a
684,307
90,070 Viemed Healthcare, Inc.
a
731,368
1,368 Waters Corporation
a
434,627
1,188 West Pharmaceutical Services,
Inc. 443,160
1,471 Zentalis Pharmaceuticals, Inc.
a
17,431
25,721 Zimmer Biomet Holdings, Inc. 3,230,558
24,273 Zoetis, Inc. 4,558,712
Total 121,063,958
Industrials (6.2%)
3,206 A.O. Smith Corporation 248,818
292 Acuity Brands, Inc. 69,543
30,812 Advanced Drainage Systems, Inc. 4,018,501
5,452 AECOM 480,812
1,456 AGCO Corporation 178,112
51,483 Air Lease Corporation 2,152,504
4,725 Alight, Inc.
a
42,147
1,840 Allison Transmission Holdings, Inc. 111,394
11,190 AMETEK, Inc. 1,813,339
5,100 Armstrong World Industries, Inc. 505,971
41,255 ASGN, Inc.
a
3,829,289
5,751 Automatic Data Processing, Inc. 1,413,481
3,324 Axon Enterprise, Inc.
a
827,875
1,313 AZZ, Inc. 81,997
122,733 Badger Infrastructure Solutions,
Ltd. 4,265,005
12,998 Beacon Roofing Supply, Inc.
a
1,077,404
41 Boise Cascade Company 5,554
74 Brady Corporation 4,457
125 Builders FirstSource, Inc.
a
21,716
9,375 Carlisle Companies, Inc. 2,946,187
14,006 Casella Waste Systems, Inc.
a
1,195,272
9,458 Caterpillar, Inc. 2,840,332
10,584 Cimpress plc
a
796,128
172,007 CNH Industrial NV 2,064,084
140 Columbus McKinnon Corporation 5,470
5,495 Conduent Incorporated
a
19,782
1,098 CSW Industrials, Inc. 232,304
105,484 CSX Corporation 3,765,779
5,156 Cummins, Inc. 1,233,831
9,577 Curtiss-Wright Corporation 2,131,553
49,943 Delta Air Lines, Inc. 1,954,769
2,066 Donaldson Company, Inc. 133,443
33 Dover Corporation 4,943
3,030 EMCOR Group, Inc. 691,173
245 Equifax, Inc. 59,863
144,841 ExlService Holdings, Inc.
a
4,530,626
1,969 Expeditors International of
Washington, Inc. 248,744
71,199 Fastenal Company 4,857,908
8,882 Ferguson plc 1,668,573
60,813 Flowserve Corporation 2,428,263
59,627 Fluor Corporation
a
2,248,534
3,678 Gates Industrial Corporation plc
a
47,373
11,793 General Dynamics Corporation 3,125,027
4,899 General Electric Company 648,726
1,614 Gibraltar Industries, Inc.
a
130,605
61 GMS, Inc.
a
5,134
351 Gorman-Rupp Company 11,720
3,211 Graco, Inc. 273,898

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Industrials (6.2%) - continued
28,434 Greenbrier Companies, Inc. $ 1,292,610
674 Griffon Corporation 39,267
50,117 Helios Technologies, Inc. 2,067,827
1,233 Herc Holdings, Inc. 181,855
3,928 Hillman Solutions Corporation
a
34,527
13,771 Honeywell International, Inc. 2,785,322
127,828 Howmet Aerospace, Inc. 7,191,603
621 Hubbell, Inc. 208,389
7,704 IDEX Corporation 1,629,396
4,463 Ingersoll Rand, Inc. 356,415
1,829 Interface, Inc. 22,698
218,672 Janus International Group, Inc.
a
3,094,209
10,635 JB Hunt Transport Services, Inc. 2,137,422
352 Johnson Controls International plc 18,547
3,168 Kennametal, Inc. 77,679
11,212 L3Harris Technologies, Inc. 2,336,805
17,273 Legalzoom.com, Inc.
a
178,085
13,211 Lincoln Electric Holdings, Inc. 2,935,748
14,072 ManpowerGroup, Inc. 1,043,298
11,515 Masco Corporation 774,844
91,627 Masterbrand, Inc.
a
1,289,192
1,233 Matson, Inc. 138,133
20,847 Maximus, Inc. 1,691,109
13,013 Middleby Corporation
a
1,835,744
29,027 Miller Industries, Inc. 1,168,337
8,142 Moog, Inc. 1,138,252
1,802 MSC Industrial Direct Company,
Inc. 177,821
440 MYR Group, Inc.
a
63,294
138 National Presto Industries, Inc. 10,925
863 NEXTracker, Inc.
a
39,068
3,246 Northrop Grumman Corporation 1,450,183
24,577 nVent Electric plc 1,475,603
10,075 Old Dominion Freight Line, Inc. 3,939,527
10,090 Oshkosh Corporation 1,110,909
1,876 Otis Worldwide Corporation 165,913
12,462 Owens Corning, Inc. 1,888,367
8,541 PACCAR, Inc. 857,431
6,323 Parker-Hannifin Corporation 2,937,034
612 Paycom Software, Inc. 116,427
959 Paylocity Holding Corporation
a
151,915
22,482 Pentair plc 1,645,008
7,710 Quanta Services, Inc. 1,496,126
10,967 Regal Rexnord Corporation 1,463,656
973 Republic Services, Inc. 166,500
1,882 Resideo Technologies, Inc.
a
31,561
1,854 Rockwell Automation, Inc. 469,581
1,351 Rush Enterprises, Inc. 60,673
5,292 Saia, Inc.
a
2,384,469
76,455 Schneider National, Inc. 1,874,677
5,926 Sensata Technologies Holding plc 214,343
10,742 Simpson Manufacturing Company,
Inc. 1,944,195
7,932 SiteOne Landscape Supply, Inc.
a
1,225,891
4,327 SkyWest, Inc.
a
230,456
184 Snap-On, Inc. 53,347
2,678 Southwest Airlines Company 80,045
2,188 SS&C Technologies Holdings, Inc. 133,512
1,751 Standex International Corporation 258,553
529 Sterling Construction Company,
Inc.
a
39,728
17,867 Tennant Company 1,688,789
2,790 Terex Corporation 171,390
3,583 Textron, Inc. 303,516
282 Thermon Group Holdings, Inc.
a
9,244
Shares Common Stock (39.7%) Value
Industrials (6.2%) - continued
54,613 Timken Company $ 4,473,351
509 Titan Machinery, Inc.
a
13,606
8,002 Trane Technologies plc 2,016,904
21,339 TransUnion 1,476,445
2,451 Trex Company, Inc.
a
199,707
36,623 Uber Technologies, Inc.
a
2,390,383
56 UniFirst Corporation/MA 9,488
27,947 United Parcel Service, Inc. 3,965,679
5,174 United Rentals, Inc. 3,235,820
2,649 Upwork, Inc.
a
36,318
68 Valmont Industries, Inc. 15,348
3,636 Verra Mobility Corporation
a
86,937
2,549 Vertiv Holdings Company 143,585
1,192 Wabash National Corporation 30,158
2,382 Watsco, Inc. 931,314
22,984 WillScot Mobile Mini Holdings
Corporation
a
1,087,143
Total 147,557,139
Information Technology (7.9%)
2,251 8x8, Inc.
a
7,563
6,510 Adobe, Inc.
a
4,021,748
20,386 Advanced Micro Devices, Inc.
a
3,418,528
9,073 Agilysys, Inc.
a
759,501
308 Alpha and Omega Semiconductor,
Ltd.
a
7,903
3,099 Amkor Technology, Inc. 98,114
31,723 Amphenol Corporation 3,207,195
2,980 ANSYS, Inc.
a
976,933
68,220 Apple, Inc. 12,579,768
15,607 Applied Materials, Inc. 2,564,230
1,526 AppLovin Corporation
a
62,764
7,882 Arista Networks, Inc.
a
2,038,916
3,892 Autodesk, Inc.
a
987,829
1,077 Broadcom, Inc. 1,270,860
8,340 CDW Corporation 1,890,845
42,906 Ciena Corporation
a
2,274,018
106,871 Cisco Systems, Inc. 5,362,787
25,568 Cognex Corporation 924,028
183 Cognizant Technology Solutions
Corporation 14,113
34,222 Cohu, Inc.
a
1,090,313
6,684 CommScope Holding Company,
Inc.
a
15,507
468 CommVault Systems, Inc.
a
42,906
1,185 Corning, Inc. 38,501
11,440 Crane NXT Company 666,723
1,994 Credo Technology Group Holding,
Ltd.
a
40,897
3,250 CyberArk Software, Ltd.
a
758,810
2,178 Datadog, Inc.
a
271,030
17,541 Descartes Systems Group, Inc.
a
1,536,416
2,489 DocuSign, Inc.
a
151,630
4,144 Dolby Laboratories, Inc. 344,698
100,741 Dropbox, Inc.
a
3,191,475
34,806 Dynatrace Holdings, LLC
a
1,983,942
735 Elastic NV
a
86,039
12,257 Enphase Energy, Inc.
a
1,276,321
1,024 EPAM Systems, Inc.
a
284,785
313 F5, Inc.
a
57,498
78 First Solar, Inc.
a
11,411
25,736 Flex, Ltd.
a
610,973
7,717 FormFactor, Inc.
a
299,188
23,459 Fortinet, Inc.
a
1,512,871
19 Gartner, Inc.
a
8,691

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Information Technology (7.9%) - continued
76,061 Gilat Satellite Networks, Ltd.
a
$ 481,466
16,417 Gitlab, Inc.
a
1,167,413
5,172 Globant SA
a
1,219,609
1,224 GoDaddy, Inc.
a
130,552
67,435 Grid Dynamics Holdings, Inc.
a
880,027
48,619 Guidewire Software, Inc.
a
5,429,770
31,250 Hackett Group, Inc. 722,500
17,093 Hewlett Packard Enterprise
Company 261,352
159 HP, Inc. 4,565
3,323 HubSpot, Inc.
a
2,030,353
3,974 Insight Enterprises, Inc.
a
734,157
1,863 IPG Photonics Corporation
a
182,369
24,521 JFrog, Ltd.
a
797,668
3,169 Keysight Technologies, Inc.
a
485,681
1,535 KLA Corporation 911,851
81,078 Knowles Corporation
a
1,322,382
5,927 Kyndryl Holdings, Inc.
a
121,622
2,151 Lam Research Corporation 1,774,941
37,135 Lattice Semiconductor
Corporation
a
2,260,036
9,338 Littelfuse, Inc. 2,258,862
5,799 LiveRamp Holding, Inc.
a
228,945
6,053 Marvell Technology, Inc. 409,788
553 Microchip Technology, Inc. 47,105
59,025 Microsoft Corporation 23,467,160
1,238 MKS Instruments, Inc. 131,785
1,210 MongoDB, Inc.
a
484,629
3,324 Monolithic Power Systems, Inc. 2,003,441
279 Motorola Solutions, Inc. 89,141
4,586 NetApp, Inc. 399,899
6,895 NICE, Ltd. ADR
a
1,434,850
10,139 Nova, Ltd.
a
1,468,229
22,102 NVIDIA Corporation 13,598,698
12,508 ON Semiconductor Corporation
a
889,694
8,234 Onto Innovation, Inc.
a
1,329,791
156 OSI Systems, Inc.
a
19,973
38,329 PagerDuty, Inc.
a
907,631
6,737 Palo Alto Networks, Inc.
a
2,280,542
25,509 PDF Solutions, Inc.
a
795,881
17,887 Plexus Corporation
a
1,694,257
377 Procore Technologies, Inc.
a
26,914
11,373 PTC, Inc.
a
2,054,532
5,079 Q2 Holdings, Inc.
a
216,111
1,592 Qorvo, Inc.
a
158,786
58,848 QUALCOMM, Inc. 8,739,516
1,528 Rapid7, Inc.
a
84,086
1,041 RingCentral, Inc.
a
35,279
14,920 Salesforce, Inc.
a
4,193,863
65,560 Samsung Electronics Company,
Ltd. 3,562,323
5,341 ServiceNow, Inc.
a
4,088,001
15,354 Shopify, Inc.
a
1,229,395
15,764 Silicon Laboratories, Inc.
a
1,944,647
2,960 Skyworks Solutions, Inc. 309,202
5,522 SolarWinds Corporation
a
65,270
1,585 Sprinklr, Inc.
a
19,781
63,064 Sprout Social, Inc.
a
3,867,715
7,877 SPS Commerce, Inc.
a
1,447,793
162 Squarespace, Inc.
a
5,022
4,047 Synopsys, Inc.
a
2,158,467
11,290 TE Connectivity, Ltd. 1,605,325
400 Teledyne Technologies, Inc.
a
167,388
1,607 Tenable Holdings, Inc.
a
75,690
3,072 Teradata Corporation
a
141,865
Shares Common Stock (39.7%) Value
Information Technology (7.9%) - continued
107 Teradyne, Inc. $ 10,335
28,189 Trimble, Inc.
a
1,433,693
263,037 TTM Technologies, Inc.
a
3,658,845
8,217 Tyler Technologies, Inc.
a
3,473,737
6,119 Unisys Corporation
a
41,242
7,331 Universal Display Corporation 1,244,584
3,118 Upland Software, Inc.
a
12,940
60,825 Varonis Systems, Inc.
a
2,729,826
7,525 VeriSign, Inc.
a
1,496,572
6,763 Viavi Solutions, Inc.
a
66,480
7,258 Vishay Intertechnology, Inc. 157,716
8,018 Vontier Corporation 277,343
34,519 Wolfspeed, Inc.
a
1,123,593
25,546 Workiva, Inc.
a
2,374,245
1,377 Xerox Holdings Corporation 25,419
5,812 Yext, Inc.
a
34,465
1,430 Zoom Video Communications,
Inc.
a
92,392
Total 186,057,281
Materials (1.5%)
142 Albemarle Corporation 16,293
27,737 Alcoa Corporation 825,176
419 AptarGroup, Inc. 54,420
65,020 Axalta Coating Systems, Ltd.
a
2,107,948
37,409 Ball Corporation 2,074,329
9,326 Berry Plastics Group, Inc. 610,480
11,596 Carpenter Technology Corporation 714,198
4,624 Celanese Corporation 676,445
29,507 CF Industries Holdings, Inc. 2,228,074
2,464 Chemours Company 74,339
8,280 Cleveland-Cliffs, Inc.
a
166,014
10,770 Corteva, Inc. 489,820
3,206 Eagle Materials, Inc. 725,454
20,022 Eastman Chemical Company 1,672,838
11,509 Huntsman Corporation 282,431
29,808 Ingevity Corporation
a
1,298,436
2,758 Innospec, Inc. 320,231
98,210 Ivanhoe Mines, Ltd.
a
1,030,714
670 Kaiser Aluminum Corporation 43,483
2,288 Linde plc 926,251
7,466 Louisiana-Pacific Corporation 496,862
407 LyondellBasell Industries NV 38,307
3,814 Martin Marietta Materials, Inc. 1,939,114
14,243 Mosaic Company 437,402
812 Myers Industries, Inc. 15,225
2,076 Newmont Corporation 71,643
20,334 Nucor Corporation 3,801,035
3,865 O-I Glass, Inc.
a
56,274
2,140 Orion SA 47,936
8,105 PPG Industries, Inc. 1,143,129
121,705 Ranpak Holdings Corporation
a
501,425
491 Reliance Steel & Aluminum
Company 140,141
11,358 RPM International, Inc. 1,211,444
559 Ryerson Holding Corporation 19,185
2,211 Schnitzer Steel Industries, Inc. 58,216
22,491 Steel Dynamics, Inc. 2,714,439
29,767 Summit Materials, Inc.
a
1,076,970
5,073 SunCoke Energy, Inc. 51,998
1,888 TimkenSteel Corporation
a
38,798
697 TriMas Corporation 17,202
3,963 Trinseo plc 23,897
157,557 Tronox Holdings plc 2,172,711
7,369 United States Lime & Minerals, Inc. 1,906,139

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Materials (1.5%) - continued
6,358 United States Steel Corporation $ 298,953
2,195 Vulcan Materials Company 496,092
Total 35,111,911
Real Estate (1.6%)
50,336 Agree Realty Corporation 3,000,529
12,198 Alexandria Real Estate Equities,
Inc. 1,474,738
1,350 Anywhere Real Estate, Inc.
a
9,612
1,035 Apartment Income REIT
Corporation 33,834
12,310 AvalonBay Communities, Inc. 2,203,613
2,386 Brixmor Property Group, Inc. 53,542
1,776 CareTrust REIT, Inc. 37,154
24,723 CBRE Group, Inc.
a
2,133,842
202 Centerspace 11,062
2,232 Chatham Lodging Trust 23,436
31,091 Compass, Inc.
a
106,953
15,038 CoStar Group, Inc.
a
1,255,372
18,739 Crown Castle, Inc. 2,028,497
2,050 CubeSmart 88,601
177,835 Cushman and Wakefield plc
a
1,870,824
4,103 DigitalBridge Group, Inc. 80,583
5,200 Douglas Elliman, Inc. 11,232
617 EastGroup Properties, Inc. 109,474
10,234 Elme Communities 148,188
8,196 EPR Properties 362,837
41,538 Equity Commonwealth 793,791
8,354 Equity Residential 502,827
55,296 Essential Properties Realty Trust,
Inc. 1,377,423
962 Essex Property Trust, Inc. 224,406
5,530 Extra Space Storage, Inc. 798,753
6,584 First Industrial Realty Trust, Inc. 339,208
6,139 FirstService Corporation 1,029,081
289 Forestar Group, Inc.
a
9,034
16,281 Four Corners Property Trust, Inc. 381,138
3,378 Getty Realty Corporation 93,435
104,398 Healthcare Realty Trust, Inc. 1,681,852
1,397 Howard Hughes Holdings, Inc.
a
111,872
91,521 Independence Realty Trust, Inc. 1,344,444
5,015 Industrial Logistics Properties Trust 19,960
349 Innovative Industrial Properties,
Inc. 32,537
39,302 Invitation Homes, Inc. 1,294,215
6,644 Kennedy-Wilson Holdings, Inc. 69,430
35,505 LXP Industrial Trust 322,740
73,731 National Storage Affiliates Trust 2,753,853
12,747 NetSTREIT Corporation 231,613
13,095 NNN REIT, Inc. 528,252
7,253 Park Hotels & Resorts, Inc. 109,375
2,751 Peakstone Realty Trust 39,834
8,474 Pebblebrook Hotel Trust 128,974
20,220 Phillips Edison and Company, Inc. 701,836
1,077 Plymouth Industrial REIT, Inc. 23,845
3,975 Realty Income Corporation 216,200
7,083 Regency Centers Corporation 443,892
8,354 Rexford Industrial Realty, Inc. 439,337
788 RMR Group, Inc. 20,559
3,477 Sabra Health Care REIT, Inc. 46,383
19,408 SBA Communications Corporation 4,344,675
9,946 Service Properties Trust 76,883
26,107 STAG Industrial, Inc. 964,393
7,583 Summit Hotel Properties, Inc. 49,138
624 Tanger, Inc. 16,786
Shares Common Stock (39.7%) Value
Real Estate (1.6%) - continued
7,549 Terreno Realty Corporation $ 450,902
20,472 UDR, Inc. 737,401
3,231 Ventas, Inc. 149,886
2,434 Welltower, Inc. 210,565
777 Zillow Group, Inc.
a
42,805
Total 38,197,456
Utilities (1.0%)
11,347 ALLETE, Inc. 670,721
28,291 Alliant Energy Corporation 1,376,640
2,166 American Electric Power
Company, Inc. 169,251
567 American Water Works Company,
Inc. 70,319
618 Artesian Resources Corporation 22,557
48,975 CenterPoint Energy, Inc. 1,368,362
11,092 Clearway Energy, Inc., Class A 249,126
11,279 Clearway Energy, Inc., Class C 273,403
21,968 Constellation Energy Corporation 2,680,096
24,858 Duke Energy Corporation 2,382,142
22,388 Entergy Corporation 2,233,427
55,276 Evergy, Inc. 2,806,363
8,186 Eversource Energy 443,845
461 NextEra Energy Partners, LP 13,761
130,633 NiSource, Inc. 3,392,539
18,316 Northwestern Energy Group, Inc. 881,366
3,665 OGE Energy Corporation 121,825
35,211 Portland General Electric
Company 1,441,186
26,987 Public Service Enterprise Group,
Inc. 1,564,976
13,092 Spire, Inc. 743,233
26,500 UGI Corporation 586,710
Total 23,491,848
Total Common Stock
(cost $745,502,932) 939,422,481
Shares
Registered Investment
Companies ( 38.1% ) Value
U.S. Affiliated  (37.4%)
5,335,367 Thrivent Core Emerging Markets
Equity Fund 45,350,620
6,042,658 Thrivent Core International Equity
Fund 60,970,418
160,554 Thrivent Core Low Volatility Equity
Fund 1,695,449
6,273,651 Thrivent Core Mid Cap Value Fund 65,810,602
2,708,118 Thrivent Core Small Cap Value
Fund 26,295,830
2,112,843 Thrivent Global Stock Fund, Class
S 55,715,665
14,985,132 Thrivent International Allocation
Fund, Class S 151,949,239
10,409,904 Thrivent Large Cap Growth Fund,
Class S 189,668,452
4,069,694 Thrivent Large Cap Value Fund,
Class S 113,463,075
3,554,791 Thrivent Mid Cap Stock Fund,
Class S 120,258,590

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (38.1%) Value
U.S. Affiliated  (37.4%)- continued
1,863,368 Thrivent Small Cap Stock Fund,
Class S $ 53,478,673
Total 884,656,613
U.S. Unaffiliated  (0.7%)
9,358 Communication Services Select
Sector SPDR Fund 710,085
9,766 Industrial Select Sector SPDR
Fund 1,102,484
1,725 Invesco QQQ Trust Series 1 719,273
9,672 iShares Biotechnology ETF 1,299,724
6,989 iShares Russell 2000 Index Fund 1,348,038
19,089 SPDR S&P 500 ETF Trust 9,217,696
13,062 SPDR S&P Biotech ETF 1,142,011
2,105 SPDR S&P Oil & Gas Exploration
ETF 280,007
Total 15,819,318
Total Registered Investment
Companies (cost $679,017,235) 900,475,931
Principal
Amount Long-Term Fixed Income ( 4.9% ) Value
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 200,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
186,317
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
256,637
1,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
951,193
250,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
c,d
249,948
Total 1,644,095
Mortgage-Backed Securities (2.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
588,009 2.000%,  5/1/2051 479,180
935,101 2.500%,  5/1/2051 794,387
824,600 3.500%,  5/1/2052 750,828
652,856 4.000%,  5/1/2052 618,679
1,391,022 3.500%,  6/1/2052 1,267,457
194,368 5.000%,  7/1/2053 192,811
1,521,176 5.500%,  7/1/2053 1,535,285
919,852 5.000%,  8/1/2053 916,419
1,963,849 5.500%,  9/1/2053 1,994,530
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
219,160 2.500%,  7/1/2030 207,907
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
579,034 3.000%,  8/1/2038 542,338
724,698 3.500%,  5/1/2040 688,809
481,460 2.500%,  4/1/2042 423,690
Principal
Amount Long-Term Fixed Income (4.9%) Value
Mortgage-Backed Securities (2.7%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 891,138 3.000%,  1/1/2052 $ 787,002
218,265 2.000%,  2/1/2051 177,914
123,209 2.000%,  2/1/2051 100,603
531,086 2.500%,  2/1/2051 448,433
693,303 2.500%,  2/1/2051 588,276
1,406,303 2.000%,  3/1/2051 1,136,043
1,923,575 4.000%,  3/1/2051 1,843,884
925,972 3.000%,  3/1/2052 812,648
533,979 3.000%,  4/1/2051 468,561
578,688 3.000%,  5/1/2050 512,001
252,294 2.000%,  5/1/2051 204,795
455,388 3.000%,  5/1/2051 405,797
381,467 3.000%,  6/1/2050 342,228
435,167 4.000%,  6/1/2052 409,742
148,137 5.000%,  6/1/2053 147,205
750,558 2.500%,  7/1/2051 639,780
583,670 3.500%,  7/1/2051 539,185
1,224,464 4.000%,  7/1/2052 1,152,928
629,616 3.500%,  8/1/2050 583,022
3,740,749 4.500%,  8/1/2052 3,640,572
1,220,203 5.000%,  8/1/2053 1,212,318
418,129 3.500%,  9/1/2052 382,663
1,007,927 5.000%,  9/1/2052 996,123
3,061,279 4.500%,  9/1/2053 2,964,845
1,119,059 4.500%,  9/1/2053 1,086,031
1,104,188 4.000%,  10/1/2052 1,043,835
252,589 2.000%,  11/1/2051 205,535
1,040,747 2.000%,  12/1/2050 848,434
870,508 2.500%,  12/1/2051 736,911
1,256,527 4.500%,  12/1/2052 1,221,226
8,225,000 5.500%,  2/1/2041
e
8,248,412
4,200,000 5.000%,  2/1/2042
e
4,144,983
10,200,000 6.000%,  2/1/2042
e
10,339,652
2,875,000 4.500%,  2/1/2049
e
2,779,540
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
491,516 2.500%,  3/1/2062 400,100
341,851 3.500%,  7/1/2061 306,024
557,946 4.000%,  12/1/2061 525,082
Total 62,794,653
U.S. Government & Agencies (2.1%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,151,641
3,850,000 4.000%,  11/15/2052 3,699,008
190,000 5.250%,  11/15/2028 201,133
3,240,000 1.375%,  11/15/2040 2,116,631
2,291,000 2.500%,  5/15/2046 1,683,169
U.S. Treasury Notes
5,700,000 3.000%,  6/30/2024 5,649,680
960,000 2.250%,  11/15/2024 940,200
1,930,000 2.125%,  11/30/2024 1,887,178
1,000,000 5.000%,  9/30/2025 1,010,312
540,000 2.625%,  1/31/2026 523,779
4,295,000 2.500%,  2/28/2026 4,151,050
1,490,000 2.250%,  11/15/2027 1,402,521
200,000 0.750%,  1/31/2028 176,750
900,000 3.500%,  1/31/2028 886,043
2,400,000 3.625%,  3/31/2028 2,373,750
4,500,000 2.875%,  5/15/2028 4,317,891

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (4.9%) Value
U.S. Government & Agencies (2.1%) -
continued
$ 3,000,000 4.125%,  7/31/2028 $ 3,028,477
3,700,000 4.375%,  8/31/2028 3,774,723
125,000 0.875%,  11/15/2030 102,729
70,000 1.375%,  11/15/2031 58,105
8,000,000 2.875%,  5/15/2032 7,398,750
4,000,000 3.375%,  5/15/2033 3,823,125
Total 50,356,645
Total Long-Term Fixed Income
(cost $118,177,460) 114,795,393
Shares Private Equity Funds ( 0.5% ) Value
Secondary (0.5%)
1 LCP X (Offshore), LP
*,a,f
11,558,861
Total 11,558,861
Total Private Equity Funds
(cost $9,000,000) 11,558,861
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
1,166,850 Thrivent Cash Management Trust 1,166,850
Total Collateral Held for
Securities Loaned
(cost $1,166,850) 1,166,850
Shares or
Principal
Amount Short-Term Investments ( 18.1% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.280%, 2/7/2024
g,h
499,494
100,000 5.255%, 2/21/2024
g,h
99,697
1,800,000 5.231%, 3/1/2024
g,h
1,792,162
6,100,000 5.256%, 3/6/2024
g,h
6,069,013
200,000 5.240%, 3/12/2024
g,h
198,810
5,300,000 5.244%, 3/13/2024
g,h
5,267,692
1,400,000 5.230%, 3/20/2024
g,h
1,390,043
8,300,000 5.228%, 4/3/2024
g,h
8,224,761
100,000 5.210%, 4/10/2024
g,h
98,993
10,200,000 5.205%, 4/12/2024
g,h
10,094,328
2,600,000 5.214%, 4/17/2024
g,h
2,571,193
Thrivent Core Short-Term Reserve
Fund
39,120,438 5.670% 391,204,375
Total Short-Term Investments
(cost $427,440,909) 427,510,561
Total Investments (cost
$1,980,305,386) 101.3% $2,394,930,077
Other Assets and Liabilities, Net
(1.3%) (30,169,125)
Total Net Assets 100.0% $2,364,760,952
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Fund as of January 31, 2024 was
$11,558,861 or 0.49% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2024.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 9,000,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of January 31, 2024:
Securities Lending Transactions
Common Stock $ 1,220,001
Total lending $1,220,001
Gross amount payable upon return of
collateral for securities loaned $1,166,850
Net amounts due to counterparty $(53,151)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 53,066,572 53,066,572 – –
Consumer Discretionary 96,421,415 96,421,415 – –
Consumer Staples 48,620,424 48,620,424 – –
Energy 41,997,362 41,997,362 – –
Financials 147,837,115 147,837,115 – –
Health Care 121,063,958 121,063,958 – –
Industrials 147,557,139 143,292,134 4,265,005 –
Information Technology 186,057,281 182,494,958 3,562,323 –
Materials 35,111,911 34,081,197 1,030,714 –
Real Estate 38,197,456 38,197,456 – –
Utilities 23,491,848 23,491,848 – –
Registered Investment Companies
U.S. Affiliated 684,533,694 684,533,694 – –
U.S. Unaffiliated 15,819,318 15,819,318 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,644,095 – 1,644,095 –
Mortgage-Backed Securities 62,794,653 – 62,794,653 –
U.S. Government & Agencies 50,356,645 – 50,356,645 –
Private Equity Funds
Secondary 11,558,861 – – 11,558,861
Short-Term Investments 36,306,186 – 36,306,186 –
Subtotal Investments in Securities $1,802,435,933 $1,630,917,451 $159,959,621 $11,558,861
Other Investments  * Total
Affiliated Short-Term Investments 391,204,375
U.S. Affiliated Registered Investment Cos. 200,122,919
Collateral Held for Securities Loaned 1,166,850
Subtotal Other Investments $592,494,144
Total Investments at Value $2,394,930,077
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,058,771 26,058,771 – –
Total Return Swaps 6,808 – 6,808 –
Total Asset Derivatives $26,065,579 $26,058,771 $6,808 $–
Liability Derivatives
Futures Contracts 8,712,448 8,712,448 – –
Total Liability Derivatives $8,712,448 $8,712,448 $– $–

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$36,306,187 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 4 March 2024 $ 435,167 $ 14,145
CBOT 2-Yr. U.S. Treasury Note 33 March 2024 6,720,485 66,171
CBOT 5-Yr. U.S. Treasury Note 15 March 2024 1,591,094 34,766
CBOT U.S. Long Bond 6 March 2024 689,361 44,702
CME E-mini Russell 2000 Index 10 March 2024 973,896 4,054
CME E-mini S&P 500 Index 2,163 March 2024 502,736,993 24,007,581
CME E-mini S&P Mid-Cap 400 Index 5 March 2024 1,356,384 15,266
CME Ultra Long Term U.S. Treasury Bond 8 March 2024 965,398 68,352
ICE mini MSCI EAFE Index 503 March 2024 54,405,516 1,754,434
Total Futures Long Contracts $ 569,874,294 $ 26,009,471
CME E-mini Russell 2000 Index (606) March 2024 ( $ 57,250,433) ( $ 2,013,337)
CME E-mini S&P Mid-Cap 400 Index (643) March 2024 (170,308,484) (6,085,706)
CME Euro Foreign Exchange Currency (161) March 2024 (21,754,479) (102,277)
Eurex Euro STOXX 50 Index (441) March 2024 (21,719,799) (455,782)
ICE US mini MSCI Emerging Markets Index (411) March 2024 (20,204,740) 49,300
Ultra 10-Yr. U.S. Treasury Note (12) March 2024 (1,347,154) (55,346)
Total Futures Short Contracts ( $ 292,585,089) ($8,663,148)
Total Futures Contracts $ 277,289,205 $17,346,323
The following table presents Aggressive Allocation Fund's total rate of return swap contracts held as of January 31, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 500 Growth Total
Return Index Swap
SOFRRATE 1
day + 56 bps
Total Return Goldman
Sachs &
Co. LLC
3/4/2024 ( $ 101,381) $ 6,808 $ – $ 6,808
Total Rate of Return Swaps $ 6,808 $ – $6,808

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $41,719 $1,501 $– $45,351 5,335 1.9%
Core International Equity 53,222 2,090 – 60,970 6,043 2.6
Core Low Volatility Equity 38,138 3,279 39,600 1,695 161 0.1
Core Mid Cap Value 56,869 1,194 – 65,811 6,274 2.8
Core Small Cap Value 22,690 420 – 26,296 2,708 1.1
Global Stock, Class S 48,255 3,039 – 55,716 2,113 2.3
International Allocation, Class S 133,471 4,547 – 151,949 14,985 6.4
Large Cap Growth, Class S 158,981 5,356 – 189,668 10,410 8.0
Large Cap Value, Class S 99,721 3,841 – 113,463 4,070 4.8
Mid Cap Stock, Class S 103,652 1,774 – 120,259 3,555 5.1
Small Cap Stock, Class S 45,817 251 – 53,479 1,863 2.3
Total U.S. Affiliated Registered Investment
Companies 802,535 884,657 37.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% 297,522 148,364 54,682 391,204 39,120 16.5
Total Affiliated Short-Term Investments 297,522 391,204 16.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   326 27,861 27,020 1,167 1,167 <0.1
Total Collateral Held for Securities Loaned 326 1,167 <0.1
Total Value $1,100,383 $1,277,028
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,131 $– $1,501
Core International Equity – 5,658 – 2,090
Core Low Volatility Equity Fund 3,613 (3,735) 2,402 877
Core Mid Cap Value – 7,748 266 928
Core Small Cap Value – 3,186 – 420
Global Stock, Class S – 4,422 1,958 1,080
International Allocation, Class S – 13,931 – 4,547
Large Cap Growth, Class S – 25,331 5,357 –
Large Cap Value, Class S – 9,901 1,966 1,875
Mid Cap Stock, Class S – 14,833 1,237 537
Small Cap Stock, Class S – 7,411 – 251
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% – – – 4,937
Total Income/Non Cash Income from Affiliated Investments $19,043
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $3,613 $90,817 $13,186

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 47.7% ) Value
Asset-Backed Securities (3.5%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 178,440
230,125
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
223,617
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
197,564
720 East CLO I, Ltd.
500,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
504,113
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
569,678
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
653,352
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
229,878
347,947
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
348,939
Anchorage Capital CLO 21, Ltd.
250,000
7.979%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
249,740
Ares XL CLO, Ltd.
250,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
247,513
Barings CLO, Ltd.
400,000
8.729%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
399,540
Business Jet Securities, LLC
233,164
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
225,238
CarVal CLO, Ltd.
300,000
9.018%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
300,255
Cascade Funding Mortgage Trust,
LLC
307,537
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
298,173
College Avenue Student Loans,
LLC
67,845
7.100%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
68,397
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
606,002
GMAC Mortgage Corporation
Loan Trust
11,668
5.950%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
6,428
Longfellow Place CLO, Ltd.
157,565
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
157,499
Madison Park Funding XVIII, Ltd.
650,000
7.479%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
647,665
Principal
Amount Long-Term Fixed Income (47.7%) Value
Asset-Backed Securities (3.5%) - continued
Neuberger Berman CLO, Ltd.
$ 350,000
8.576%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
$ 346,937
OZLM VIII, Ltd.
300,000
7.228%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
298,126
Pagaya AI Debt Trust
215,774
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
216,699
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
386,579
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
388,618
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
200,363
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
219,675
281,591
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
276,185
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
522,512
Sculptor CLO, Ltd.
425,000
7.979%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
423,581
Silver Point CLO 2, Ltd.
500,000
8.018%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
502,865
Stanwich Mortgage Loan
Company, LLC
443,612
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
419,641
Stratus CLO, Ltd.
425,000
8.079%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
a,c
425,434
Stratus Static CLO, Ltd.
500,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
499,986
Unlock HEA Trust
342,601
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
318,872
Upstart Securitization Trust
252,269
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
253,351
Vericrest Opportunity Loan
Transferee
175,704
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
152,973
200,825
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
173,189
238,288
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
231,034
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
293,364

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Asset-Backed Securities (3.5%) - continued
$ 200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
$ 172,259
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
249,453
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
209,209
Whitebox CLO III, Ltd.
300,000
7.776%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
298,385
Whitebox CLO IV, Ltd.
500,000
7.918%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
503,164
Wind River CLO, Ltd.
175,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
175,026
Total 14,269,511
Basic Materials (0.7%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
a
78,727
Anglo American Capital plc
57,000 3.875%,  3/16/2029
a
53,627
ATI, Inc.
56,000 7.250%,  8/15/2030 57,628
ATI, Inc., Convertible
63,000 3.500%,  6/15/2025 168,052
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
a
52,073
Chemours Company
105,000 5.750%,  11/15/2028
a
99,035
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,616
75,000 4.625%,  3/1/2029
a
70,313
Consolidated Energy Finance SA
144,000 5.625%,  10/15/2028
a
117,720
Ecolab, Inc.
51,000 2.125%,  2/1/2032
e
42,715
EIDP, Inc.
47,000 4.500%,  5/15/2026 46,866
First Quantum Minerals, Ltd.
155,000 6.875%,  10/15/2027
a
140,351
FMC Corporation
41,000 5.150%,  5/18/2026 41,019
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
a
55,457
76,000 6.125%,  10/6/2028
a
79,889
35,000 6.375%,  10/6/2030
a
37,500
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,047
Hudbay Minerals, Inc.
95,000 4.500%,  4/1/2026
a
92,055
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
62,000 9.000%,  7/1/2028
a
60,599
Innophos Holdings, Inc.
27,000 9.375%,  2/15/2028
a
22,883
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
a
63,368
Principal
Amount Long-Term Fixed Income (47.7%) Value
Basic Materials (0.7%) - continued
Mercer International, Inc.
$ 32,000 5.125%,  2/1/2029
e
$ 27,473
Methanex Corporation
42,000 4.250%,  12/1/2024 41,369
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
a
16,900
Mosaic Company
58,000 5.375%,  11/15/2028
e
59,153
Novelis Corporation
25,000 3.250%,  11/15/2026
a
23,408
65,000 4.750%,  1/30/2030
a
60,287
25,000 3.875%,  8/15/2031
a
21,683
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 75,360
OCI NV
50,000 4.625%,  10/15/2025
a
48,866
Olin Corporation
100,000 5.125%,  9/15/2027 97,000
5,000 5.625%,  8/1/2029 4,899
Peabody Energy Corporation,
Convertible
78,000 3.250%,  3/1/2028
e
118,794
SCIL IV, LLC/SCIL USA Holdings,
LLC
56,000 5.375%,  11/1/2026
a
54,437
SNF Group SACA
65,000 3.375%,  3/15/2030
a
55,826
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
a
60,509
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
a
46,178
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
24,721
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
a
37,837
United States Steel Corporation
75,000 6.875%,  3/1/2029 75,999
United States Steel Corporation,
Convertible
75,000 5.000%,  11/1/2026 263,550
Westlake Corporation
37,000 3.600%,  8/15/2026 35,808
Total 2,709,597
Capital Goods (1.3%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
a
67,555
AECOM
55,000 5.125%,  3/15/2027 54,062
Amcor Finance USA, Inc.
39,000 5.625%,  5/26/2033 40,413
Amphenol Corporation
42,000 4.750%,  3/30/2026 42,083
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
64,113
35,000 4.625%,  5/15/2030
a
31,587
ARD Finance SA
21,000 6.500%,  6/30/2027
a
10,147
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
a,e
52,324
24,000 5.250%,  8/15/2027
a,e
17,940

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Capital Goods (1.3%) - continued
Boeing Company
$ 118,000 5.930%,  5/1/2060 $ 117,816
106,000 4.875%,  5/1/2025 105,392
136,000 2.196%,  2/4/2026 128,089
56,000 3.250%,  3/1/2028 52,389
112,000 5.150%,  5/1/2030 112,247
Bombardier, Inc.
61,000 7.875%,  4/15/2027
a
60,922
55,000 6.000%,  2/15/2028
a
53,584
Brand Industrial Services, Inc.
26,000 10.375%,  8/1/2030
a
27,462
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
33,597
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
a
98,707
Carrier Global Corporation
76,000 2.722%,  2/15/2030 67,878
Chart Industries, Inc.
86,000 7.500%,  1/1/2030
a
88,281
Chart Industries, Inc., Convertible
54,000 1.000%,  11/15/2024 107,897
Clean Harbors, Inc.
113,000 6.375%,  2/1/2031
a
114,476
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
8,955
18,000 8.750%,  4/15/2030
a
17,099
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
a
41,776
Covanta Holding Corporation
48,000 4.875%,  12/1/2029
a
41,457
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
a
80,218
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 63,898
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
139,000 6.625%,  12/15/2030
a
140,400
Fluor Corporation, Convertible
198,000 1.125%,  8/15/2029
a,e
208,791
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
a
81,636
94,000 3.500%,  9/1/2028
a
85,089
Greenbrier Companies, Inc.,
Convertible
108,000 2.875%,  4/15/2028 110,268
H&E Equipment Services, Inc.
146,000 3.875%,  12/15/2028
a
132,567
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
a
68,735
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 66,307
92,000 3.000%,  1/15/2029 83,275
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 53,513
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 20,888
John Deere Capital Corporation
42,000 4.950%,  7/14/2028 42,925
51,000 4.500%,  1/16/2029 51,050
81,000 2.800%,  7/18/2029 74,752
37,000 4.700%,  6/10/2030 37,423
41,000 3.900%,  6/7/2032 39,017
Principal
Amount Long-Term Fixed Income (47.7%) Value
Capital Goods (1.3%) - continued
$ 21,000 5.150%,  9/8/2033 $ 21,824
Kaman Corporation, Convertible
52,000 3.250%,  5/1/2024 51,485
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,834
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 53,733
Mauser Packaging Solutions
Holding Company
42,000 9.250%,  4/15/2027
a
40,541
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
a
63,700
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
42,521
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
a
65,617
New Enterprise Stone and Lime
Company, Inc.
115,000 5.250%,  7/15/2028
a
110,492
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 77,289
20,000 4.700%,  3/15/2033 19,903
OI European Group BV
81,000 4.750%,  2/15/2030
a
74,965
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 61,691
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
44,807
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
a
46,650
Parker-Hannifin Corporation
42,000 4.250%,  9/15/2027 41,547
Patrick Industries, Inc., Convertible
62,000 1.750%,  12/1/2028 70,252
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
a,e
65,481
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,231
42,000 5.000%,  12/15/2033 42,387
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
a
58,825
Rolls-Royce plc
39,000 5.750%,  10/15/2027
a
39,021
RTX Corporation
60,000 5.750%,  1/15/2029 62,634
Sealed Air Corporation
71,000 6.125%,  2/1/2028
a
71,252
Smyrna Ready Mix Concrete, LLC
77,000 8.875%,  11/15/2031
a
80,893
Spirit AeroSystems, Inc.
83,000 9.750%,  11/15/2030
a
87,113
SRM Escrow Issuer, LLC
48,000 6.000%,  11/1/2028
a
46,918
Summit Materials, LLC/Summit
Materials Finance Corporation
22,000 7.250%,  1/15/2031
a
22,856
Textron, Inc.
56,000 3.650%,  3/15/2027 53,954
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
a
30,078

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Capital Goods (1.3%) - continued
TransDigm, Inc.
$ 92,000 6.250%,  3/15/2026
a
$ 91,374
144,000 5.500%,  11/15/2027 140,099
93,000 7.125%,  12/1/2031
a
96,932
Triumph Group, Inc.
84,000 9.000%,  3/15/2028
a
88,633
Trivium Packaging Finance
41,000 5.500%,  8/15/2026
a
40,026
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,319
85,000 4.000%,  7/15/2030 77,725
Veralto Corporation
38,000 5.350%,  9/18/2028
a
38,791
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,796
Waste Management, Inc.
35,000 4.875%,  2/15/2029 35,629
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
a
29,061
WESCO Distribution, Inc.
53,000 7.250%,  6/15/2028
a
54,442
Total 5,505,321
Collateralized Mortgage Obligations (4.3%)
A&D Mortgage Trust
572,867
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
577,693
Banc of America Alternative Loan
Trust
241,567
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 208,692
Banc of America Mortgage
Securities Trust
25,227
5.137%,  9/25/2035, Ser.
2005-H, Class 2A1
c
21,365
57,085
5.503%,  9/25/2035, Ser.
2005-H, Class 3A1
c
50,947
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
331,603
CHL Mortgage Pass-Through Trust
44,584
5.770%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
42,863
187,738
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 73,207
CHNGE Mortgage Trust
216,690
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
203,925
329,537
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
323,917
345,633
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
345,827
435,789
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
430,997
362,228
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
365,008
483,641
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
482,567
CIM Trust
455,385
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
456,284
Principal
Amount Long-Term Fixed Income (47.7%) Value
Collateralized Mortgage Obligations (4.3%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 100,780
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 $ 88,339
155,777
4.757%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
134,633
COLT Mortgage Loan Trust
350,000
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
351,438
Countrywide Home Loan
Mortgage Pass Through Trust
247,552
4.702%,  11/25/2035, Ser.
2005-22, Class 2A1
c
198,626
Credit Suisse Mortgage Trust
307,262
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
304,502
214,163
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
180,790
Cross Mortgage Trust
350,000
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
350,396
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
128,604
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 114,313
Federal Home Loan Mortgage
Corporation
370,286
3.500%,  8/15/2035, Ser.
345, Class C8
f
38,118
Federal Home Loan Mortgage
Corporation - REMIC
753,868
4.000%,  1/25/2051, Ser.
5249, Class LA 731,282
432,467
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 345,248
147,586
3.000%,  5/15/2027, Ser.
4046, Class GI
f
4,157
265,836
3.500%,  10/15/2032, Ser.
4119, Class KI
f
24,482
268,059
3.000%,  4/15/2033, Ser.
4203, Class DI
f
12,850
Federal National Mortgage
Association - REMIC
380,254
4.500%,  6/25/2052, Ser.
2022-43, Class MA 371,321
560,676
4.000%,  7/25/2052, Ser.
2022-37, Class PE 541,733
198,485
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
5,833
171,202
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
5,155
223,411
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
5,028
476,172
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
16,920
376,487
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
12,290
135,564
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
4,247
326,492
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
9,637
372,906
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
10,211

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Collateralized Mortgage Obligations (4.3%) -
continued
$ 210,213
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
$ 7,414
171,464
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
3,889
255,021
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
21,227
353,765
4.500%,  1/25/2046, Ser.
2022-68, Class BA 348,654
Flagstar Mortgage Trust
148,538
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
127,433
GCAT Trust
250,000
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
252,578
294,436
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
273,690
351,014
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
348,303
GMAC Mortgage Corporation
Loan Trust
97,094
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
78,552
GMACM Mortgage Loan Trust
47,522
3.639%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
41,334
GS Mortgage-Backed Securities
Trust
616,190
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
608,030
Home RE, Ltd.
350,000
9.945%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
360,887
325,000
8.845%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
332,155
IndyMac INDA Mortgage Loan
Trust
491,889
3.668%,  8/25/2036, Ser.
2006-AR1, Class A1
c
383,896
J.P. Morgan Alternative Loan Trust
67,194
4.795%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
51,572
J.P. Morgan Mortgage Trust
199,674
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
163,488
540,327
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
531,219
78,665
5.072%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
56,449
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
350,258
Merrill Lynch Alternative Note
Asset Trust
249,375
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 92,978
MortgageIT Trust
578,142
5.910%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
472,666
Principal
Amount Long-Term Fixed Income (47.7%) Value
Collateralized Mortgage Obligations (4.3%) -
continued
NYMT Loan Trust
$ 250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
$ 249,763
Preston Ridge Partners Mortgage
Trust, LLC
350,000
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
336,404
PRKCM Trust
444,625
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
447,228
340,198
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
350,284
RCO Mortgage, LLC
400,000
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,g,h
401,250
Residential Accredit Loans, Inc.
Trust
81,319
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 69,278
64,010
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 49,033
Residential Asset Securitization
Trust
98,359
4.252%,  1/25/2034, Ser.
2004-IP1, Class A1
c
90,266
Residential Funding Mortgage
Security I Trust
146,176
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 111,626
ROC Securities Trust Series
531,620
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
523,657
Structured Adjustable Rate
Mortgage Loan Trust
51,072
4.569%,  7/25/2035, Ser.
2005-15, Class 4A1
c
42,783
Triangle Re, Ltd.
450,000
8.745%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
457,110
25,892
7.245%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
25,907
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
301,841
Verus Securitization Trust
277,619
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
235,692
562,092
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
565,641
442,313
6.664%,  12/25/2068, Ser.
2023-8, Class A2
a,b
446,777
Total 17,387,656
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.625%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
491,606
BBCMS Mortgage Trust
2,243,592
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
171,794

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
SCOTT Trust
$ 225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
$ 227,480
Silver Hill Trust
42,664
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
40,667
Velocity Commercial Capital Loan
Trust
348,832
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
355,939
444,848
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
456,386
Total 1,743,872
Communications Services (1.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
57,000 10.500%,  2/15/2028
a
28,832
Altice Financing SA
63,000 5.750%,  8/15/2029
a
54,903
Altice France SA/France
85,000 8.125%,  2/1/2027
a
75,974
75,000 5.125%,  7/15/2029
a
54,832
73,000 5.500%,  10/15/2029
a
53,784
AMC Networks, Inc.
33,000 4.750%,  8/1/2025 31,796
110,000 4.250%,  2/15/2029 84,615
American Tower Corporation
75,000 4.400%,  2/15/2026 74,210
40,000 1.450%,  9/15/2026 36,561
62,000 5.500%,  3/15/2028 63,367
40,000 5.800%,  11/15/2028 41,475
56,000 3.800%,  8/15/2029 52,837
AT&T, Inc.
198,000 3.550%,  9/15/2055 141,069
118,000 4.300%,  2/15/2030 114,753
40,000 5.400%,  2/15/2034 41,032
Bell Telephone Company of
Canada
39,000 5.100%,  5/11/2033 39,559
Cable One, Inc., Convertible
59,000 1.125%,  3/15/2028
e
44,987
CCO Holdings, LLC/CCO Holdings
Capital Corporation
50,000 5.500%,  5/1/2026
a
49,541
195,000 5.125%,  5/1/2027
a
188,081
48,000 5.000%,  2/1/2028
a
45,112
38,000 6.375%,  9/1/2029
a
36,999
56,000 4.250%,  2/1/2031
a
47,351
203,000 4.750%,  2/1/2032
a
174,125
57,000 4.250%,  1/15/2034
a
45,321
CenterPoint Energy, Inc.,
Convertible
4,021 3.369%,  9/15/2029 151,672
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
36,000 6.150%,  11/10/2026 36,773
56,000 5.050%,  3/30/2029 55,093
Cimpress plc
57,000 7.000%,  6/15/2026 56,145
Principal
Amount Long-Term Fixed Income (47.7%) Value
Communications Services (1.5%) - continued
Clear Channel Outdoor Holdings,
Inc.
$ 44,000 7.500%,  6/1/2029
a,e
$ 36,355
Clear Channel Worldwide
Holdings, Inc.
161,000 5.125%,  8/15/2027
a
151,628
Comcast Corporation
45,000 2.350%,  1/15/2027 42,349
138,000 3.400%,  4/1/2030 128,619
Connect Finco SARL/Connect US
Finco, LLC
44,000 6.750%,  10/1/2026
a
43,003
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 58,142
CSC Holdings, LLC
160,000 5.375%,  2/1/2028
a
137,454
44,000 11.750%,  1/31/2029
a
44,692
90,000 6.500%,  2/1/2029
a
76,506
63,000 4.125%,  12/1/2030
a
45,517
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 157,230
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
172,000 5.875%,  8/15/2027
a
163,519
DISH DBS Corporation
24,000 5.875%,  11/15/2024 22,281
29,000 5.250%,  12/1/2026
a
22,838
23,000 7.375%,  7/1/2028 10,120
40,000 5.750%,  12/1/2028
a,e
26,909
36,000 5.125%,  6/1/2029 13,790
DISH Network Corporation
76,000 11.750%,  11/15/2027
a
79,322
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
a
105,801
62,000 6.750%,  5/1/2029
a,e
54,946
17,000 8.750%,  5/15/2030
a
17,415
GCI, LLC
95,000 4.750%,  10/15/2028
a
87,089
Gray Television, Inc.
105,000 4.750%,  10/15/2030
a
82,166
95,000 5.375%,  11/15/2031
a,e
74,355
iHeartCommunications, Inc.
50,000 6.375%,  5/1/2026 42,943
Iliad Holding SASU
85,000 6.500%,  10/15/2026
a
83,322
Lamar Media Corporation
38,000 3.625%,  1/15/2031 33,421
LCPR Senior Secured Financing
DAC
112,000 6.750%,  10/15/2027
a
107,885
Level 3 Financing, Inc.
126,000 4.625%,  9/15/2027
a
65,520
85,000 4.250%,  7/1/2028
a
28,475
34,000 10.500%,  5/15/2030
a,e
33,830
McGraw-Hill Education, Inc.
73,000 8.000%,  8/1/2029
a
67,707
Meta Platforms, Inc.
41,000 3.850%,  8/15/2032 38,769
News Corporation
82,000 3.875%,  5/15/2029
a
75,378
NTT Finance Corporation
45,000 1.162%,  4/3/2026
a
41,724

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Communications Services (1.5%) - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 34,000 4.625%,  3/15/2030
a
$ 30,092
Paramount Global
75,000 6.375%,  3/30/2062
c,e
66,980
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
a
47,235
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,c
42,854
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
a
35,260
37,000 5.375%,  1/15/2031
a
28,109
Sinclair Television Group, Inc.
61,000 4.125%,  12/1/2030
a
47,122
Sirius XM Radio, Inc.
125,000 5.000%,  8/1/2027
a
120,154
40,000 4.000%,  7/15/2028
a
36,324
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 133,973
60,000 8.750%,  3/15/2032 73,546
Take-Two Interactive Software, Inc.
104,000 4.950%,  3/28/2028 104,777
TEGNA, Inc.
87,000 4.625%,  3/15/2028 81,145
Telecom Italia Capital SA
70,000 6.000%,  9/30/2034 65,616
Telecom Italia SPA/Milano
35,000 5.303%,  5/30/2024
a
34,801
Telesat Canada/Telesat, LLC
30,000 4.875%,  6/1/2027
a
17,700
10,000 6.500%,  10/15/2027
a
4,500
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 39,461
75,000 3.375%,  4/15/2029 69,579
United States Cellular Corporation
19,000 6.700%,  12/15/2033 19,570
Uniti Group, Inc., Convertible
68,000 7.500%,  12/1/2027
a
63,648
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
131,000 4.750%,  4/15/2028
a
111,645
Univision Communications, Inc.
92,000 4.500%,  5/1/2029
a
81,753
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 67,817
56,000 3.150%,  3/22/2030 51,014
93,000 2.355%,  3/15/2032 77,235
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
29,473
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
68,288
Vodafone Group plc
54,000 7.000%,  4/4/2079
c
55,804
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
77,803
Walt Disney Company
38,000 3.800%,  3/22/2030 36,647
Warnermedia Holdings, Inc.
73,000 3.638%,  3/15/2025 71,603
101,000 4.054%,  3/15/2029 95,630
YPSO Finance BIS SA
30,000 10.500%,  5/15/2027
a
17,239
Principal
Amount Long-Term Fixed Income (47.7%) Value
Communications Services (1.5%) - continued
Ziggo Bond Company BV
$ 33,000 5.125%,  2/28/2030
a
$ 27,841
Total 6,254,057
Consumer Cyclical (2.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
130,000 4.375%,  1/15/2028
a
123,647
Adient Global Holdings, Ltd.
44,000 8.250%,  4/15/2031
a
46,468
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
30,000 6.625%,  7/15/2026
a
29,561
30,000 6.000%,  6/1/2029
a
24,909
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
105,000 4.625%,  6/1/2028
a
94,506
45,000 4.625%,  6/1/2028
a
40,548
Allison Transmission, Inc.
47,000 3.750%,  1/30/2031
a
41,107
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 31,268
76,000 4.700%,  12/1/2032 77,376
American Axle & Manufacturing,
Inc.
167,000 6.500%,  4/1/2027
e
166,422
American Honda Finance
Corporation
59,000 5.650%,  11/15/2028 61,663
90,000 5.850%,  10/4/2030 96,039
60,000 4.900%,  1/10/2034 59,971
Arko Corporation
40,000 5.125%,  11/15/2029
a
35,252
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
36,002
46,000 4.625%,  4/1/2030
a
41,633
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 30,784
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 50,211
Booking Holdings, Inc.,
Convertible
73,000 0.750%,  5/1/2025 136,554
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
59,711
Boyne USA, Inc.
32,000 4.750%,  5/15/2029
a
29,312
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
60,000 6.250%,  9/15/2027
a
58,244
Burlington Stores, Inc., Convertible
128,000 2.250%,  4/15/2025 136,717
51,000 1.250%,  12/15/2027
a
57,987
Caesars Entertainment, Inc.
138,000 6.250%,  7/1/2025
a
138,471
35,000 8.125%,  7/1/2027
a
35,919
180,000 4.625%,  10/15/2029
a
164,541
33,000 6.500%,  2/15/2032
a,g
33,365
Carnival Corporation
79,000 7.625%,  3/1/2026
a,e
80,247
110,000 5.750%,  3/1/2027
a
108,372

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Cyclical (2.1%) - continued
$ 28,000 4.000%,  8/1/2028
a
$ 25,900
28,000 6.000%,  5/1/2029
a
27,120
Cedar Fair, LP
65,000 5.250%,  7/15/2029 62,135
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
a
38,097
34,000 6.750%,  5/1/2031
a
34,387
Cinemark USA, Inc.
91,000 5.875%,  3/15/2026
a,e
90,166
Clarios Global, LP/Clarios US
Finance Company, Inc.
41,000 8.500%,  5/15/2027
a
40,888
100,000 6.750%,  5/15/2028
a
101,327
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,478
Dana, Inc.
40,000 4.500%,  2/15/2032 34,390
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 59,052
Expedia Group, Inc., Convertible
175,000 Zero Coupon,  2/15/2026 164,731
Ford Motor Company
100,000 3.250%,  2/12/2032 82,782
Ford Motor Company, Convertible
241,000 Zero Coupon,  3/15/2026 234,818
Ford Motor Credit Company, LLC
88,000 2.700%,  8/10/2026 81,791
71,000 2.900%,  2/10/2029 62,305
67,000 7.122%,  11/7/2033 71,802
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
37,995
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 62,719
47,000 1.200%,  10/15/2024 45,612
139,000 2.900%,  2/26/2025 135,515
29,000 2.750%,  6/20/2025 28,067
64,000 5.800%,  6/23/2028 65,695
47,000 5.800%,  1/7/2029 48,250
Genuine Parts Company
39,000 6.500%,  11/1/2028 41,507
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 42,235
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
a,e
54,008
Hilton Domestic Operating
Company, Inc.
109,000 4.875%,  1/15/2030 105,056
27,000 3.625%,  2/15/2032
a
23,179
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
55,000 5.000%,  6/1/2029
a
50,821
Home Depot, Inc.
61,000 3.250%,  4/15/2032 55,569
Hyatt Hotels Corporation
41,000 5.750%,  1/30/2027 41,937
Hyundai Capital America
30,000 5.500%,  3/30/2026
a
30,180
56,000 3.000%,  2/10/2027
a
52,949
39,000 6.500%,  1/16/2029
a
41,457
International Game Technology plc
111,000 5.250%,  1/15/2029
a
108,326
Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Cyclical (2.1%) - continued
Jacobs Entertainment, Inc.
$ 35,000 6.750%,  2/15/2029
a
$ 33,209
KB Home
55,000 4.800%,  11/15/2029 52,048
Kohl's Corporation
36,000 4.625%,  5/1/2031 28,800
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
136,775
20,000 6.875%,  11/1/2035 19,943
Lennar Corporation
29,000 4.750%,  5/30/2025 28,826
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
a
102,689
Live Nation Entertainment, Inc.
57,000 4.750%,  10/15/2027
a
54,296
Live Nation Entertainment, Inc.,
Convertible
121,000 2.000%,  2/15/2025
e
126,747
196,000 3.125%,  1/15/2029 215,752
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 92,369
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
a
58,200
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 42,258
57,000 4.625%,  6/15/2030 56,209
Marriott Vacations Worldwide
Corporation, Convertible
117,000 Zero Coupon,  1/15/2026 103,475
122,000 3.250%,  12/15/2027 107,360
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
49,209
McDonald's Corporation
39,000 4.950%,  8/14/2033 39,723
Mercedes-Benz Finance North
America, LLC
57,000 1.450%,  3/2/2026
a
53,301
44,000 5.200%,  8/3/2026
a
44,528
Michaels Companies, Inc.
44,000 5.250%,  5/1/2028
a,e
34,561
NCL Corporation, Ltd.
31,000 3.625%,  12/15/2024
a
30,382
36,000 5.875%,  3/15/2026
a
35,103
73,000 5.875%,  2/15/2027
a
71,919
Nordstrom, Inc.
27,000 4.375%,  4/1/2030 23,427
38,000 4.250%,  8/1/2031 31,555
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a
59,849
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
112,100
60,000 7.750%,  2/15/2029
a
58,001
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
117,000 5.750%,  4/15/2026
a
116,945
186,000 6.250%,  1/15/2028
a,e
184,324
Raising Cane's Restaurants, LLC
33,000 9.375%,  5/1/2029
a
35,360
Real Hero Merger Sub 2, Inc.
33,000 6.250%,  2/1/2029
a,e
28,629

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Cyclical (2.1%) - continued
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
$ 77,000 5.750%,  1/15/2029
a
$ 57,193
Royal Caribbean Cruises, Ltd.
153,000 4.250%,  7/1/2026
a
147,221
48,000 9.250%,  1/15/2029
a
51,558
51,000 7.250%,  1/15/2030
a
53,153
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
a
18,800
SeaWorld Parks and
Entertainment, Inc.
52,000 5.250%,  8/15/2029
a
48,429
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
a
23,112
Staples, Inc.
52,000 7.500%,  4/15/2026
a
48,674
25,000 10.750%,  4/15/2027
a
19,375
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a
42,182
Tapestry, Inc.
58,000 7.350%,  11/27/2028 60,751
Target Corporation
80,000 2.350%,  2/15/2030 71,250
Tenneco, Inc.
70,000 8.000%,  11/17/2028
a
60,979
Toyota Motor Credit Corporation
39,000 5.550%,  11/20/2030 40,957
39,000 4.800%,  1/5/2034 38,963
Tractor Supply Company
40,000 5.250%,  5/15/2033 40,656
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
a
14,033
Uber Technologies, Inc.,
Convertible
241,000 Zero Coupon,  12/15/2025 249,307
74,000 0.875%,  12/1/2028
a
82,436
Vail Resorts, Inc., Convertible
181,000 Zero Coupon,  1/1/2026 163,013
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
139,660
73,000 3.750%,  2/15/2027
a
69,061
Victoria's Secret & Company
33,000 4.625%,  7/15/2029
a
27,901
Viking Cruises, Ltd.
111,000 5.875%,  9/15/2027
a
106,984
Volkswagen Group of America
Finance, LLC
14,000 3.350%,  5/13/2025
a
13,663
Wabash National Corporation
65,000 4.500%,  10/15/2028
a
59,150
WASH Multifamily Acquisition, Inc.
42,000 5.750%,  4/15/2026
a
40,375
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
a
105,619
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
49,584
Total 8,633,964
Consumer Non-Cyclical (1.9%)
1375209 B.C., Ltd.
27,000 9.000%,  1/30/2028
a,e
26,190
Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Non-Cyclical (1.9%) - continued
AdaptHealth, LLC
$ 45,000 4.625%,  8/1/2029
a
$ 35,327
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
88,000 4.625%,  1/15/2027
a
85,365
177,000 3.500%,  3/15/2029
a
159,920
Altria Group, Inc.
39,000 6.200%,  11/1/2028 41,140
Amgen, Inc.
57,000 5.150%,  3/2/2028 58,032
98,000 5.250%,  3/2/2030 100,334
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 79,698
75,000 4.750%,  1/23/2029 75,734
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 38,980
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 78,022
B&G Foods, Inc.
28,000 5.250%,  9/15/2027
e
25,255
53,000 8.000%,  9/15/2028
a
55,247
BAT Capital Corporation
44,000 6.343%,  8/2/2030 46,329
40,000 7.750%,  10/19/2032 45,420
Bausch & Lomb Escrow
Corporation
16,000 8.375%,  10/1/2028
a
16,601
Bausch Health Companies, Inc.
25,000 5.500%,  11/1/2025
a
22,975
99,000 4.875%,  6/1/2028
a,e
55,977
39,000 11.000%,  9/30/2028
a
26,532
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 43,999
56,000 2.823%,  5/20/2030 50,042
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
a
49,143
BioMarin Pharmaceutical, Inc.,
Convertible
165,000 1.250%,  5/15/2027
e
164,274
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 59,186
Bristol-Myers Squibb Company
39,000 5.750%,  2/1/2031 41,448
19,000 5.900%,  11/15/2033 20,519
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
69,724
Catalent Pharma Solutions, Inc.
56,000 3.125%,  2/15/2029
a
49,238
Central Garden & Pet Company
125,000 4.125%,  10/15/2030
e
112,083
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,576
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
a
61,767
55,000 7.625%,  7/1/2029
a
55,685
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
58,198
22,000 8.000%,  12/15/2027
a
21,665
83,000 6.000%,  1/15/2029
a
74,993
35,000 5.250%,  5/15/2030
a
28,977

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Non-Cyclical (1.9%) - continued
$ 36,000 4.750%,  2/15/2031
a
$ 28,579
Cigna Group
56,000 2.400%,  3/15/2030 48,908
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 39,178
75,000 3.150%,  8/1/2029 69,250
27,000 4.900%,  5/1/2033 26,816
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
a
72,443
56,000 6.625%,  7/15/2030
a
57,040
CVS Health Corporation
43,000 5.000%,  2/20/2026 43,142
30,000 4.300%,  3/25/2028 29,477
43,000 5.125%,  2/21/2030 43,437
40,000 5.300%,  6/1/2033 40,531
Diageo Capital plc
42,000 2.000%,  4/29/2030 36,296
70,000 5.625%,  10/5/2033 74,752
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
48,941
Eli Lilly & Company
80,000 4.700%,  2/27/2033 81,500
Embecta Corporation
21,000 6.750%,  2/15/2030
a
18,296
Encompass Health Corporation
140,000 4.500%,  2/1/2028 133,728
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
37,220
70,000 4.375%,  3/31/2029
a
63,365
Envista Holdings Corporation,
Convertible
111,000 1.750%,  8/15/2028
a
100,566
Fortrea Holdings, Inc.
22,000 7.500%,  7/1/2030
a
22,359
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,016
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 45,667
Grifols SA
79,000 4.750%,  10/15/2028
a,e
67,945
HLF Financing SARL, LLC/
Herbalife International, Inc.
148,000 4.875%,  6/1/2029
a
115,625
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
a
35,545
Integer Holdings Corporation,
Convertible
166,000 2.125%,  2/15/2028
a
215,634
Jazz Investments I, Ltd.,
Convertible
171,000 2.000%,  6/15/2026 171,684
Jazz Securities DAC
45,000 4.375%,  1/15/2029
a
41,507
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
44,000 6.750%,  3/15/2034
a
46,311
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
105,000 2.500%,  1/15/2027 97,005
47,000 3.625%,  1/15/2032 40,009
Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Non-Cyclical (1.9%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 27,000 9.000%,  2/15/2029
a,g
$ 27,244
Kenvue, Inc.
21,000 5.000%,  3/22/2030 21,516
Keurig Dr. Pepper, Inc.
69,000 3.200%,  5/1/2030 63,179
Kraft Heinz Foods Company
61,000 3.875%,  5/15/2027 59,637
41,000 6.750%,  3/15/2032 46,100
Kroger Company
37,000 4.500%,  1/15/2029 36,667
Legacy LifePoint Health, LLC
34,000 4.375%,  2/15/2027
a
31,665
LifePoint Health, Inc.
29,000 9.875%,  8/15/2030
a
29,655
33,000 11.000%,  10/15/2030
a
35,114
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
116,403
McKesson Corporation
29,000 0.900%,  12/3/2025 27,019
125,000 1.300%,  8/15/2026 115,029
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,636
ModivCare Escrow Issuer, Inc.
27,000 5.000%,  10/1/2029
a
21,905
ModivCare, Inc.
21,000 5.875%,  11/15/2025
a
20,739
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
83,297
46,000 5.250%,  10/1/2029
a
42,891
Nestle Holdings, Inc.
80,000 4.950%,  3/14/2030
a
82,383
Organon & Company/Organon
Foreign Debt Co-Issuer BV
89,000 4.125%,  4/30/2028
a
81,431
47,000 5.125%,  4/30/2031
a
40,379
Owens & Minor, Inc.
76,000 6.625%,  4/1/2030
a,e
72,401
Perrigo Finance Unlimited
Company
41,000 4.375%,  3/15/2026 40,085
46,000 3.150%,  6/15/2030 42,136
Pfizer Investment Enterprises,
Private Ltd.
63,000 4.450%,  5/19/2026 62,713
39,000 4.750%,  5/19/2033 38,952
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 80,663
40,000 5.625%,  11/17/2029 41,746
40,000 5.750%,  11/17/2032 41,866
Post Holdings, Inc.
51,000 4.500%,  9/15/2031
a
45,811
Post Holdings, Inc., Convertible
134,000 2.500%,  8/15/2027 139,092
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
a
91,040
Procter & Gamble Company
38,000 1.200%,  10/29/2030 31,244

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Consumer Non-Cyclical (1.9%) - continued
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
$ 34,000 9.750%,  12/1/2026
a
$ 33,941
Roche Holdings, Inc.
42,000 1.930%,  12/13/2028
a
37,469
59,000 2.076%,  12/13/2031
a
49,381
Royalty Pharma plc
87,000 1.200%,  9/2/2025 81,582
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 28,317
SEG Holding, LLC
67,000 5.625%,  10/15/2028
a
67,866
Simmons Foods, Inc.
85,000 4.625%,  3/1/2029
a
73,081
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
a
48,000
30,000 5.500%,  7/15/2030
a
29,475
74,000 3.875%,  3/15/2031
a
68,548
Star Parent, Inc.
54,000 9.000%,  10/1/2030
a,e
56,781
Sysco Corporation
37,000 5.950%,  4/1/2030 39,323
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 88,234
Teleflex, Inc.
100,000 4.625%,  11/15/2027 97,013
35,000 4.250%,  6/1/2028
a
33,203
Tenet Healthcare Corporation
259,000 5.125%,  11/1/2027 251,493
30,000 6.125%,  10/1/2028 29,890
67,000 6.750%,  5/15/2031
a
68,530
Teva Pharmaceutical Finance
Netherlands III BV
61,000 3.150%,  10/1/2026 56,748
Thermo Fisher Scientific, Inc.
39,000 5.000%,  12/5/2026 39,513
Topgolf Callaway Brands
Corporation, Convertible
64,000 2.750%,  5/1/2026 65,728
TreeHouse Foods, Inc.
75,000 4.000%,  9/1/2028 66,900
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,321
Utah Acquisition Sub, Inc.
59,000 3.950%,  6/15/2026 57,330
Viterra Finance BV
80,000 3.200%,  4/21/2031
a
69,927
Winnebago Industries, Inc.,
Convertible
99,000 3.250%,  1/15/2030
a
101,029
Wyeth, LLC
98,000 6.500%,  2/1/2034 110,938
Zoetis, Inc.
63,000 5.600%,  11/16/2032 66,645
Total 7,671,211
Energy (1.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
53,765
Principal
Amount Long-Term Fixed Income (47.7%) Value
Energy (1.5%) - continued
Antero Resources Corporation
$ 30,000 5.375%,  3/1/2030
a
$ 28,607
Apache Corporation
59,000 4.375%,  10/15/2028 55,624
Archrock Partners, LP/Archrock
Partners Finance Corporation
120,000 6.250%,  4/1/2028
a
118,658
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
56,000 8.250%,  12/31/2028
a
57,281
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
a
57,106
Borr IHC, Ltd./Borr Finance, LLC
68,000 10.375%,  11/15/2030
a
70,380
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 150,434
55,000 4.812%,  2/13/2033 54,945
BP Capital Markets plc
100,000 4.875%,  3/22/2030
c,i
94,594
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
35,683
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 36,251
39,000 3.250%,  1/31/2032 33,107
62,000 5.950%,  6/30/2033
a
63,316
Chesapeake Energy Corporation
43,000 6.750%,  4/15/2029
a
43,498
Chord Energy Corporation
42,000 6.375%,  6/1/2026
a
41,997
Civitas Resources, Inc.
38,000 8.375%,  7/1/2028
a
39,965
19,000 8.625%,  11/1/2030
a
20,265
72,000 8.750%,  7/1/2031
a
76,543
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
31,886
CNX Resources Corporation,
Convertible
103,000 2.250%,  5/1/2026 168,086
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,943
79,000 6.042%,  8/15/2028
a
81,783
Comstock Resources, Inc.
38,000 5.875%,  1/15/2030
a
32,929
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
45,715
Crescent Energy Finance, LLC
62,000 9.250%,  2/15/2028
a
64,365
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,613
Diamondback Energy, Inc.
99,000 3.125%,  3/24/2031 87,869
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
a
40,425
20,000 4.375%,  6/15/2031
a
17,915
Enbridge, Inc.
55,000 7.375%,  1/15/2083
c
54,894
52,000 7.625%,  1/15/2083
c
52,552
40,000 5.900%,  11/15/2026 41,108
20,000 5.700%,  3/8/2033 20,633

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Energy (1.5%) - continued
Enerflex, Ltd.
$ 38,000 9.000%,  10/15/2027
a
$ 38,199
Energy Transfer, LP
40,000 5.950%,  5/15/2054 40,114
47,000 6.750%,  5/15/2025
c,i
45,915
39,000 4.400%,  3/15/2027 38,290
40,000 6.400%,  12/1/2030 42,603
EnLink Midstream Partners, LP
89,000 4.850%,  7/15/2026 86,907
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 37,367
EQM Midstream Partners, LP
153,000 4.750%,  1/15/2031
a
142,629
Ferrellgas, LP/Ferrellgas Finance
Corporation
56,000 5.375%,  4/1/2026
a
55,172
Genesis Energy LP/Genesis
Energy Finance Corporation
87,000 8.875%,  4/15/2030 91,021
Harvest Midstream, LP
66,000 7.500%,  9/1/2028
a
66,667
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
a
49,685
40,000 5.125%,  6/15/2028
a
38,803
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
67,574
70,000 6.250%,  4/15/2032
a
67,200
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
a
64,724
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
48,109
Kodiak Gas Services, LLC
33,000 7.250%,  2/15/2029
a
33,395
Laredo Petroleum, Inc.
96,000 7.750%,  7/31/2029
a
94,884
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 36,210
MEG Energy Corporation
73,000 5.875%,  2/1/2029
a
71,231
MPLX, LP
94,000 1.750%,  3/1/2026 88,073
19,000 5.000%,  3/1/2033 18,589
Murphy Oil Corporation
33,000 5.875%,  12/1/2027 32,730
Nabors Industries, Ltd.
105,000 7.250%,  1/15/2026
a
102,382
National Fuel Gas Company
82,000 5.500%,  1/15/2026 82,380
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
a
29,642
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a,g
22,111
33,000 8.375%,  2/15/2032
a,g
33,243
Noble Finance II, LLC
57,000 8.000%,  4/15/2030
a
59,191
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
a
58,529
Principal
Amount Long-Term Fixed Income (47.7%) Value
Energy (1.5%) - continued
Northern Oil and Gas, Inc.,
Convertible
$ 112,000 3.625%,  4/15/2029 $ 123,984
Northriver Midstream Finance, LP
28,000 5.625%,  2/15/2026
a
27,289
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 54,270
Occidental Petroleum Corporation
78,000 8.875%,  7/15/2030 91,439
ONEOK, Inc.
57,000 2.200%,  9/15/2025 54,420
41,000 5.550%,  11/1/2026 41,691
39,000 5.650%,  11/1/2028 40,256
Ovintiv, Inc.
46,000 5.650%,  5/15/2028
e
46,803
40,000 6.250%,  7/15/2033 41,721
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 42,027
Permian Resources Operating,
LLC
83,000 7.000%,  1/15/2032
a
85,689
Permian Resources Operating,
LLC, Convertible
51,000 3.250%,  4/1/2028 117,779
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 47,712
Pioneer Natural Resources
Company, Convertible
32,000 0.250%,  5/15/2025 79,360
Plains All American Pipeline, LP/
PAA Finance Corporation
92,000 4.650%,  10/15/2025 91,310
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
49,191
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
41,850
Rockcliff Energy II, LLC
59,000 5.500%,  10/15/2029
a
54,931
Rockies Express Pipeline, LLC
42,000 4.950%,  7/15/2029
a
40,154
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
23,664
SM Energy Company
36,000 6.625%,  1/15/2027 35,831
30,000 6.500%,  7/15/2028 30,000
Southwestern Energy Company
83,000 5.375%,  3/15/2030 80,209
30,000 4.750%,  2/1/2032 27,787
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 43,556
Sunoco, LP/Sunoco Finance
Corporation
70,000 5.875%,  3/15/2028 69,564
44,000 4.500%,  4/30/2030 40,670
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
98,000 5.500%,  1/15/2028
a
94,342
Talos Production, Inc.
17,000 9.000%,  2/1/2029
a,g
17,227

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Energy (1.5%) - continued
Targa Resources Partners, LP
$ 102,000 4.875%,  2/1/2031 $ 97,818
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
37,940
TransCanada Trust
100,000 5.875%,  8/15/2076
c
96,067
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
a
55,813
Transocean, Inc.
40,000 11.500%,  1/30/2027
a
41,800
84,550 8.750%,  2/15/2030
a
87,621
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 6.875%,  4/1/2026 60,642
Valaris, Ltd.
56,000 8.375%,  4/30/2030
a
57,415
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
a
52,732
57,000 6.250%,  1/15/2030
a
57,045
35,000 4.125%,  8/15/2031
a
30,951
Venture Global LNG, Inc.
114,000 8.375%,  6/1/2031
a
115,121
45,000 9.875%,  2/1/2032
a
47,323
Weatherford International, Ltd.
49,000 8.625%,  4/30/2030
a
50,066
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 69,117
37,000 2.600%,  3/15/2031 31,623
Total 6,345,124
Financials (5.4%)
Acrisure, LLC/Acrisure Finance,
Inc.
41,000 6.000%,  8/1/2029
a
37,611
AerCap Holdings NV
32,000 5.875%,  10/10/2079
c
31,783
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 49,946
54,000 6.500%,  7/15/2025 54,760
103,000 3.000%,  10/29/2028 93,452
Air Lease Corporation
29,000 2.300%,  2/1/2025 28,072
17,000 3.375%,  7/1/2025 16,487
52,000 4.650%,  6/15/2026
c,i
48,073
46,000 3.125%,  12/1/2030 40,059
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,c,e,i
43,813
46,000 2.850%,  1/26/2028
a
41,223
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
32,000 6.750%,  10/15/2027
a
31,242
Ally Financial, Inc.
59,000 5.750%,  11/20/2025 59,160
86,000 4.700%,  5/15/2026
c,i
69,700
37,000 8.000%,  11/1/2031 40,939
15,000 6.700%,  2/14/2033 15,058
American Express Company
67,000 3.950%,  8/1/2025 65,995
50,000 3.550%,  9/15/2026
c,i
44,575
80,000 6.338%,  10/30/2026
c
81,642
Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
$ 101,000 2.550%,  3/4/2027 $ 94,706
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 36,990
American International Group, Inc.
79,000 5.125%,  3/27/2033 79,954
AmWINS Group, Inc.
66,000 4.875%,  6/30/2029
a
61,601
Arbor Realty Trust, Inc.,
Convertible
29,000 7.500%,  8/1/2025 27,898
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,727
100,000 2.150%,  7/15/2026 91,286
47,000 5.875%,  3/1/2029 46,582
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,867
Australia & New Zealand Banking
Group, Ltd.
85,000 2.950%,  7/22/2030
a,c
81,352
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,302
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
a
82,207
79,000 5.750%,  3/1/2029
a
78,848
BAC Capital Trust XIV
84,000
6.046%,  (TSFR3M +
0.662%), 2/20/2024
c,i
70,231
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
a
13,936
Banco Santander SA
22,000 4.750%,  11/12/2026
c,i
18,928
Bank of America Corporation
64,000 4.200%,  8/26/2024 63,477
150,000 6.250%,  9/5/2024
c,i
149,420
32,000 3.458%,  3/15/2025
c
31,913
71,000 6.100%,  3/17/2025
c,e,i
70,956
72,000 1.319%,  6/19/2026
c
68,130
146,000 1.197%,  10/24/2026
c
136,172
70,000 6.125%,  4/27/2027
c,i
69,706
60,000 1.734%,  7/22/2027
c
55,304
80,000 4.376%,  4/27/2028
c
78,435
112,000 3.593%,  7/21/2028
c
106,858
67,000 4.948%,  7/22/2028
c
67,130
70,000 5.819%,  9/15/2029
c
72,374
180,000 3.974%,  2/7/2030
c
171,744
135,000 2.687%,  4/22/2032
c
114,604
59,000 2.572%,  10/20/2032
c
49,186
82,000 2.972%,  2/4/2033
c
69,955
59,000 5.468%,  1/23/2035
c
60,083
40,000 3.846%,  3/8/2037
c
35,532
Bank of Montreal
75,000 5.266%,  12/11/2026 75,971
62,000 5.203%,  2/1/2028 62,997
40,000 3.088%,  1/10/2037
c
32,456
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
c
41,414
67,000 4.596%,  7/26/2030
c
66,384
39,000 6.474%,  10/25/2034
c
43,091
Bank of Nova Scotia
60,000 5.250%,  12/6/2024 60,006
93,000 4.900%,  6/4/2025
c,i
88,587
36,000 1.050%,  3/2/2026 33,309

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
Barclays plc
$ 35,000 2.852%,  5/7/2026
c
$ 33,880
85,000 5.501%,  8/9/2028
c
85,408
57,000 4.972%,  5/16/2029
c
56,064
50,000 6.224%,  5/9/2034
c
51,495
40,000 7.119%,  6/27/2034
c
42,253
Berkshire Hathaway Finance
Corporation
120,000 2.875%,  3/15/2032 107,119
Blackstone Mortgage Trust, Inc.,
Convertible
75,000 5.500%,  3/15/2027 67,087
Blue Owl Capital Corporation II
38,000 8.450%,  11/15/2026
a
39,347
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 58,339
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,176
56,000 3.750%,  6/17/2026
a
51,435
BNP Paribas SA
57,000 2.819%,  11/19/2025
a,c
55,765
57,000 3.132%,  1/20/2033
a,c
48,652
BPCE SA
29,000 2.375%,  1/14/2025
a
28,133
Bread Financial Holdings, Inc.
33,000 9.750%,  3/15/2029
a
32,960
Bread Financial Holdings, Inc.,
Convertible
68,000 4.250%,  6/15/2028
a,e
76,711
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 69,954
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
18,000 4.500%,  4/1/2027
a
15,937
Camden Property Trust
39,000 5.850%,  11/3/2026 40,177
37,000 4.900%,  1/15/2034 36,456
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 70,039
36,000 5.926%,  10/2/2026 36,980
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
c,i
25,986
62,000 3.273%,  3/1/2030
c
55,695
Capital One NA
44,000 2.280%,  1/28/2026
c
42,551
Castlelake Aviation Finance DAC
43,000 5.000%,  4/15/2027
a
40,817
Centene Corporation
163,000 3.000%,  10/15/2030 141,005
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
c,i
102,530
83,000 0.900%,  3/11/2026 76,464
94,000 4.000%,  6/1/2026
c,i
85,425
41,000 5.875%,  8/24/2026 41,979
25,000 5.000%,  6/1/2027
c,i
23,236
56,000 2.000%,  3/20/2028 50,077
39,000 6.136%,  8/24/2034
c
41,218
Citigroup, Inc.
96,000 3.352%,  4/24/2025
c
95,481
72,000 5.500%,  9/13/2025 72,461
Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
$ 45,000 1.281%,  11/3/2025
c
$ 43,468
72,000 4.000%,  12/10/2025
c,i
67,280
95,000 3.875%,  2/18/2026
c,i
87,535
40,000 4.150%,  11/15/2026
c,i
35,649
132,000 1.122%,  1/28/2027
c
121,905
145,000 1.462%,  6/9/2027
c
133,255
81,000 3.070%,  2/24/2028
c
76,582
26,000 7.375%,  5/15/2028
c,i
26,436
54,000 7.625%,  11/15/2028
c,i
55,207
150,000 4.075%,  4/23/2029
c
144,893
39,000 6.174%,  5/25/2034
c
40,453
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
c,i
48,675
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,802
Coinbase Global, Inc., Convertible
249,000 0.500%,  6/1/2026 215,630
Comerica, Inc.
36,000 5.625%,  7/1/2025
c,i
34,765
21,000 5.982%,  1/30/2030
c
20,937
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
37,421
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
a,c
27,447
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
c
39,113
41,000 6.050%,  9/15/2033
a
42,929
47,000 5.750%,  1/15/2034 48,209
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 73,278
Corporate Office Properties, LP,
Convertible
50,000 5.250%,  9/15/2028
a
50,800
Credit Acceptance Corporation
77,000 9.250%,  12/15/2028
a
80,851
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
32,699
Credit Suisse Group AG
26,000 7.250%,  9/12/2025
a,c,i,j
2,860
36,000 7.500%,  12/11/2028
*,c,i,j
3,960
Dai-ichi Life Insurance Company,
Ltd.
74,000 5.100%,  10/28/2024
a,c,i
73,150
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
c
119,564
66,000 2.311%,  11/16/2027
c
60,393
56,000 6.819%,  11/20/2029
c
58,847
61,000 3.742%,  1/7/2033
c
49,933
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
72,428
Discover Financial Services
20,000 6.700%,  11/29/2032 20,949
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
a
83,015
Elevance Health, Inc.
74,000 5.350%,  10/15/2025 74,464
123,000 2.550%,  3/15/2031 106,231
Enact Holdings, Inc.
34,000 6.500%,  8/15/2025
a
33,924

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
Encore Capital Group, Inc.,
Convertible
$ 84,000 4.000%,  3/15/2029
a
$ 81,816
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,507
40,000 2.400%,  10/15/2031 32,771
Federal Realty OP, LP, Convertible
68,000 3.250%,  1/15/2029
a
67,346
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
c,i
68,035
41,000 4.772%,  7/28/2030
c
39,918
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 98,088
First Horizon Bank
57,000 5.750%,  5/1/2030
e
55,211
Fortress Transportation and
Infrastructure Investors, LLC
59,000 6.500%,  10/1/2025
a
58,921
22,000 9.750%,  8/1/2027
a
22,819
21,000 5.500%,  5/1/2028
a
20,349
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
26,890
22,000 12.000%,  10/1/2028
a
24,149
Freedom Mortgage Holdings, LLC
22,000 9.250%,  2/1/2029
a,g
22,277
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 38,033
38,000 2.625%,  1/15/2027 34,544
GGAM Finance, Ltd.
56,000 7.750%,  5/15/2026
a
56,972
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
101,000 3.750%,  12/15/2027
a
85,680
goeasy, Ltd.
44,000 9.250%,  12/1/2028
a
46,738
Goldman Sachs Group, Inc.
40,000 5.500%,  8/10/2024
c,i
39,594
25,000 3.500%,  4/1/2025 24,527
44,000 4.250%,  10/21/2025 43,374
43,000 0.855%,  2/12/2026
c
40,948
48,000 3.650%,  8/10/2026
c,i
43,191
50,000 4.125%,  11/10/2026
c,i
45,489
97,000 1.948%,  10/21/2027
c
89,209
40,000 2.640%,  2/24/2028
c
37,267
166,000 3.615%,  3/15/2028
c
159,191
81,000 4.482%,  8/23/2028
c
79,801
75,000 3.814%,  4/23/2029
c
71,417
37,000 3.800%,  3/15/2030 34,823
37,000 2.615%,  4/22/2032
c
31,220
38,000 2.383%,  7/21/2032
c
31,333
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,672
59,000
7.766%,  (TSFR3M +
2.387%), 2/12/2047
a,c
51,010
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,102
105,000 3.750%,  8/15/2028
a
112,875
HSBC Holdings plc
59,000 3.803%,  3/11/2025
c
58,869
13,000 6.375%,  3/30/2025
c,i
12,883
36,000 2.633%,  11/7/2025
c
35,167
Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
$ 35,000 1.645%,  4/18/2026
c
$ 33,384
35,000 1.589%,  5/24/2027
c
32,197
70,000 2.251%,  11/22/2027
c
64,496
105,000 4.583%,  6/19/2029
c
102,038
60,000 4.600%,  12/17/2030
c,i
49,758
45,000 2.804%,  5/24/2032
c
37,803
HUB International, Ltd.
72,000 5.625%,  12/1/2029
a
67,940
Huntington Bancshares, Inc./OH
73,000 4.450%,  10/15/2027
c,i
65,648
93,000 5.709%,  2/2/2035
c,g
93,665
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
40,000 6.375%,  12/15/2025 39,354
29,000 6.250%,  5/15/2026 27,785
80,000 5.250%,  5/15/2027 71,960
ING Groep NV
76,000 1.726%,  4/1/2027
c
70,592
54,000 6.083%,  9/11/2027
c
55,107
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 60,150
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 51,417
J.P. Morgan Chase & Company
72,000
8.939%,  (TSFR3M +
3.562%), 5/1/2024
c,i
72,211
105,000 5.000%,  8/1/2024
c,i
104,025
69,000 4.600%,  2/1/2025
c,i
67,222
182,000 1.561%,  12/10/2025
c
175,989
20,000 2.083%,  4/22/2026
c
19,233
55,000 3.650%,  6/1/2026
c,i
50,689
162,000 1.045%,  11/19/2026
c
150,627
76,000 1.578%,  4/22/2027
c
70,543
82,000 2.947%,  2/24/2028
c
77,388
112,000 4.005%,  4/23/2029
c
108,266
38,000 2.069%,  6/1/2029
c
33,856
149,000 4.493%,  3/24/2031
c
145,469
40,000 2.963%,  1/25/2033
c
34,421
42,000 4.912%,  7/25/2033
c
41,460
40,000 5.717%,  9/14/2033
c
41,222
37,000 5.350%,  6/1/2034
c
37,618
35,000 6.254%,  10/23/2034
c
37,931
20,000 5.336%,  1/23/2035
c
20,325
J.P. Morgan Chase Bank NA
78,000 5.110%,  12/8/2026 78,997
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
20,764
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,166
55,000 9.500%,  2/15/2029
a
55,395
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 50,478
75,000 5.000%,  1/26/2033 69,903
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 55,294
28,000 6.250%,  1/15/2036 28,025
Kite Realty Group, LP
20,000 5.500%,  3/1/2034 19,913
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
46,000 4.750%,  6/15/2029
a
41,175

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
Lincoln National Corporation
$ 40,000
7.989%,  (TSFR3M +
2.619%), 2/20/2024
c
$ 30,295
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
c
116,894
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
a
50,689
M&T Bank Corporation
82,000 3.500%,  9/1/2026
c,i
65,600
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,c
68,857
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 78,411
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 34,722
MetLife, Inc.
72,000 3.850%,  9/15/2025
c,i
68,874
40,000 5.875%,  3/15/2028
c,i
39,579
51,000 6.400%,  12/15/2036 51,974
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
63,371
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 72,554
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 33,188
78,000 1.538%,  7/20/2027
c
71,741
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
c
90,836
82,000 2.564%,  9/13/2031 66,951
40,000 5.748%,  7/6/2034
c
41,399
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
a
44,994
Morgan Stanley
32,000 2.720%,  7/22/2025
c
31,558
79,000 1.164%,  10/21/2025
c
76,303
20,000 5.000%,  11/24/2025 19,995
35,000 2.630%,  2/18/2026
c
34,015
20,000 2.188%,  4/28/2026
c
19,281
70,000 6.138%,  10/16/2026
c
71,319
126,000 0.985%,  12/10/2026
c
116,396
76,000 1.593%,  5/4/2027
c
70,383
80,000 1.512%,  7/20/2027
c
73,423
27,000 5.123%,  2/1/2029
c
27,099
238,000 3.622%,  4/1/2031
c
219,593
40,000 2.943%,  1/21/2033
c
34,136
41,000 4.889%,  7/20/2033
c
40,137
40,000 5.250%,  4/21/2034
c
40,022
14,000 5.424%,  7/21/2034
c
14,181
85,000 2.484%,  9/16/2036
c
67,927
MPT Operating Partnership, LP/
MPT Finance Corporation
32,000 5.250%,  8/1/2026
e
27,071
55,000 4.625%,  8/1/2029 37,189
Nasdaq, Inc.
42,000 5.350%,  6/28/2028 43,073
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
a
45,104
NatWest Group plc
54,000 4.269%,  3/22/2025
c
53,869
37,000 4.892%,  5/18/2029
c
36,338
Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
$ 57,000 3.754%,  11/1/2029
c
$ 55,903
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
51,000 4.500%,  9/30/2028
a
43,155
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
35,987
39,000 5.000%,  1/9/2034
a
39,100
NFP Corporation
34,000 6.875%,  8/15/2028
a
34,191
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
a,c
140,959
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 31,868
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 51,041
Northern Trust Corporation
62,000 4.000%,  5/10/2027 61,115
Office Properties Income Trust
25,000 2.650%,  6/15/2026 15,616
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 37,885
38,000 3.375%,  2/1/2031 32,578
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 152,570
49,000 3.875%,  9/15/2028 43,002
Park Intermediate Holdings, LLC
91,000 4.875%,  5/15/2029
a
83,379
Pebblebrook Hotel Trust,
Convertible
229,000 1.750%,  12/15/2026 203,673
Pine Street Trust I
37,000 4.572%,  2/15/2029
a
35,544
PNC Bank NA
37,000 2.700%,  10/22/2029 32,733
PNC Financial Services Group,
Inc.
95,000 5.671%,  10/28/2025
c
94,966
55,000 3.400%,  9/15/2026
c,i
47,344
42,000 6.200%,  9/15/2027
c,e,i
41,138
42,000 5.582%,  6/12/2029
c
42,873
52,000 6.250%,  3/15/2030
c,i
49,394
39,000 6.875%,  10/20/2034
c
43,344
PRA Group, Inc.
27,000 7.375%,  9/1/2025
a
27,171
70,000 8.375%,  2/1/2028
a
66,678
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
a
53,825
Prologis, LP
47,000 5.250%,  3/15/2054 47,428
75,000 3.375%,  12/15/2027 71,723
Provident Financing Trust I
36,000 7.405%,  3/15/2038 40,177
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
c
37,350
39,000 6.750%,  3/1/2053
c
40,383
125,000 5.200%,  3/15/2044
c
124,521
36,000 3.700%,  10/1/2050
c
31,649
Public Storage Operating
Company
42,000 5.100%,  8/1/2033 42,801
QBE Insurance Group, Ltd.
36,000 5.875%,  5/12/2025
a,c,e,i
35,443

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
Quicken Loans, LLC
$ 70,000 3.875%,  3/1/2031
a
$ 61,167
Radian Group, Inc.
40,000 4.875%,  3/15/2027 38,906
Realty Income Corporation
39,000 4.875%,  6/1/2026 38,989
83,000 3.200%,  1/15/2027 79,329
56,000 3.950%,  8/15/2027 54,506
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027 11,220
Regency Centers, LP
60,000 5.250%,  1/15/2034 60,047
Regions Financial Corporation
41,000 2.250%,  5/18/2025 39,370
52,000 5.750%,  6/15/2025
c,e,i
50,994
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 44,823
RGA Global Funding
36,000 5.500%,  1/11/2031
a
36,112
RHP Hotel Properties, LP/RHP
Finance Corporation
53,000 7.250%,  7/15/2028
a
54,633
RLJ Lodging Trust, LP
24,000 3.750%,  7/1/2026
a
22,680
68,000 4.000%,  9/15/2029
a
60,182
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
a
48,887
Royal Bank of Canada
78,000 0.750%,  10/7/2024 75,633
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 72,932
41,000 2.490%,  1/6/2028
c
37,484
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
c
72,194
Service Properties Trust
56,000 7.500%,  9/15/2025 56,844
75,000 5.500%,  12/15/2027 70,547
30,000 8.625%,  11/15/2031
a
31,809
Simon Property Group, LP
78,000 2.650%,  7/15/2030 69,042
39,000 6.250%,  1/15/2034 42,203
SLM Corporation
30,000 4.200%,  10/29/2025 29,161
Societe Generale SA
36,000 2.625%,  10/16/2024
a
35,225
35,000 1.488%,  12/14/2026
a,c
32,373
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,e,i
34,582
59,000 2.608%,  1/12/2028
a,c
54,367
Starwood Property Trust, Inc.,
Convertible
119,000 6.750%,  7/15/2027 126,586
State Street Corporation
42,000 5.272%,  8/3/2026 42,496
27,000 6.700%,  3/15/2029
c,i
26,932
41,000 4.421%,  5/13/2033
c
39,102
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,c
77,525
Sumitomo Mitsui Financial Group,
Inc.
36,000 2.448%,  9/27/2024 35,300
Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
$ 59,000 2.174%,  1/14/2027 $ 54,750
75,000 5.716%,  9/14/2028 77,495
56,000 2.142%,  9/23/2030 46,631
55,000 5.766%,  1/13/2033
e
57,689
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
a
27,190
Summit Hotel Properties, Inc.,
Convertible
94,000 1.500%,  2/15/2026 82,767
Synchrony Financial
34,000 4.250%,  8/15/2024 33,691
14,000 7.250%,  2/2/2033 13,992
Synovus Bank
40,000 5.625%,  2/15/2028 39,250
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
c
34,275
39,000 5.156%,  1/10/2028 39,569
61,000 5.523%,  7/17/2028 62,735
41,000 4.456%,  6/8/2032 39,482
Truist Bank
36,000 2.250%,  3/11/2030 30,023
Truist Financial Corporation
80,000 6.047%,  6/8/2027
c
81,494
38,000 1.887%,  6/7/2029
c
33,128
90,000 5.100%,  3/1/2030
c,i
83,017
55,000 5.711%,  1/24/2035
c
55,927
U.S. Bancorp
69,000 5.727%,  10/21/2026
c
69,682
67,000 4.548%,  7/22/2028
c
66,113
22,000 5.836%,  6/12/2034
c
22,704
55,000 5.678%,  1/23/2035
c
56,276
UBS Group AG
31,000 2.593%,  9/11/2025
a,c
30,427
73,000 2.193%,  6/5/2026
a,c
69,801
82,000 3.869%,  1/12/2029
a,c
77,799
UDR, Inc.
83,000 3.000%,  8/15/2031 72,322
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
a
14,814
37,000 5.500%,  4/15/2029
a
34,941
UnitedHealth Group, Inc.
83,000 4.200%,  5/15/2032 80,379
USB Realty Corporation
48,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,i
35,949
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,848
Ventas Realty, LP, Convertible
141,000 3.750%,  6/1/2026
a
144,595
Wells Fargo & Company
90,000 2.406%,  10/30/2025
c
87,911
67,000 3.900%,  3/15/2026
c,i
62,779
84,000 2.188%,  4/30/2026
c
80,811
40,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
38,528
41,000 3.526%,  3/24/2028
c
39,294
88,000 3.584%,  5/22/2028
c
84,221
67,000 4.808%,  7/25/2028
c
66,595
56,000 7.625%,  9/15/2028
c,e,i
58,662
152,000 4.478%,  4/4/2031
c
147,509
28,000 5.389%,  4/24/2034
c
28,252
28,000 5.557%,  7/25/2034
c
28,586
36,000 6.491%,  10/23/2034
c
39,274
158,000 5.499%,  1/23/2035
c
161,141

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Financials (5.4%) - continued
Wells Fargo Bank NA
$ 71,000 4.811%,  1/15/2026 $ 71,131
Welltower OP, LLC, Convertible
195,000 2.750%,  5/15/2028
a
210,229
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
c
52,010
Willis North America, Inc.
74,000 4.500%,  9/15/2028 72,339
XHR, LP
24,000 6.375%,  8/15/2025
a
24,008
38,000 4.875%,  6/1/2029
a
35,048
Total 22,041,466
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
62,696
Total 62,696
Mortgage-Backed Securities (15.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
244,064 2.000%,  1/1/2052 198,888
1,948,127 2.500%,  5/1/2051 1,654,974
1,280,300 3.500%,  5/1/2052 1,165,760
1,103,101 4.000%,  5/1/2052 1,045,355
3,570,291 3.500%,  6/1/2052 3,253,140
1,277,968 5.000%,  7/1/2053 1,267,730
820,952 5.500%,  7/1/2053 828,567
217,860 5.000%,  8/1/2053 217,046
392,770 5.500%,  9/1/2053 398,906
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,211,149 2.500%,  7/1/2030 1,148,961
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,500,000 4.500%,  2/1/2039
g
5,459,791
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,132,861 3.500%,  5/1/2040 1,076,759
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,760,353 3.000%,  1/1/2052 2,437,786
396,846 2.000%,  2/1/2051 323,480
246,418 2.000%,  2/1/2051 201,205
1,282,611 2.500%,  2/1/2051 1,088,310
1,441,519 2.500%,  2/1/2051 1,217,175
2,617,287 2.000%,  3/1/2051 2,114,302
1,346,502 4.000%,  3/1/2051 1,290,719
2,777,915 3.000%,  3/1/2052 2,437,943
1,803,146 2.000%,  4/1/2051 1,460,026
1,681,044 3.000%,  4/1/2051 1,475,098
1,756,732 3.000%,  5/1/2050 1,554,290
462,539 2.000%,  5/1/2051 375,457
889,091 3.000%,  5/1/2051 792,271
937,774 3.000%,  6/1/2050 841,311
366,457 4.000%,  6/1/2052 345,046
395,031 5.000%,  6/1/2053 392,546
2,152,915 2.500%,  7/1/2051 1,835,158
886,314 3.500%,  7/1/2051 818,762
Principal
Amount Long-Term Fixed Income (47.7%) Value
Mortgage-Backed Securities (15.6%) -
continued
$ 1,062,742 4.000%,  7/1/2052 $ 1,000,654
1,046,469 2.500%,  8/1/2050 897,001
1,741,938 3.500%,  8/1/2050 1,613,027
1,231,710 4.500%,  8/1/2052 1,198,725
268,445 5.000%,  8/1/2053 266,710
1,364,421 3.500%,  9/1/2052 1,248,689
229,074 5.000%,  9/1/2052 226,392
938,134 4.500%,  9/1/2053 908,581
291,928 4.500%,  9/1/2053 283,312
1,825,291 4.000%,  10/1/2052 1,725,523
463,080 2.000%,  11/1/2051 376,815
1,850,217 2.000%,  12/1/2050 1,508,327
3,583,429 4.500%,  12/1/2052 3,482,755
4,800,000 5.500%,  2/1/2041
g
4,813,663
925,000 5.000%,  2/1/2042
g
912,883
250,000 6.000%,  2/1/2042
g
253,423
400,000 4.500%,  2/1/2049
g
386,719
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,434,174 2.500%,  3/1/2062 1,981,447
940,091 3.500%,  7/1/2061 841,566
944,216 4.000%,  12/1/2061 888,601
Total 63,531,575
Technology (1.5%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 39,237
Akamai Technologies, Inc.,
Convertible
66,000 0.125%,  5/1/2025 86,856
141,000 0.375%,  9/1/2027 160,951
102,000 1.125%,  2/15/2029
a
112,965
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,922
Apple, Inc.
81,000 1.650%,  2/8/2031 67,861
197,000 3.750%,  9/12/2047 166,152
AthenaHealth Group, Inc.
112,000 6.500%,  2/15/2030
a,e
100,045
Block, Inc., Convertible
40,000 0.125%,  3/1/2025 38,452
237,000 0.250%,  11/1/2027 193,511
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 54,549
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,466
Cloud Software Group, Inc.
87,000 6.500%,  3/31/2029
a
81,235
23,000 9.000%,  9/30/2029
a
21,768
CommScope, Inc.
45,000 7.125%,  7/1/2028
a
19,350
CSG Systems International, Inc.,
Convertible
124,000 3.875%,  9/15/2028
a
121,904
Dell International, LLC/EMC
Corporation
63,000 5.250%,  2/1/2028 64,361
28,000 5.300%,  10/1/2029 28,710
Euronet Worldwide, Inc.,
Convertible
45,000 0.750%,  3/15/2049 42,705

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Technology (1.5%) - continued
Fiserv, Inc.
$ 60,000 2.750%,  7/1/2024 $ 59,288
87,000 4.200%,  10/1/2028 84,911
20,000 5.600%,  3/2/2033 20,732
Gartner, Inc.
40,000 3.625%,  6/15/2029
a
36,359
110,000 3.750%,  10/1/2030
a
98,410
Global Payments, Inc.
47,000 5.950%,  8/15/2052 47,864
18,000 2.650%,  2/15/2025 17,466
63,000 4.950%,  8/15/2027 63,206
37,000 3.200%,  8/15/2029 33,489
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,344
Intel Corporation
81,000 5.125%,  2/10/2030 83,425
InterDigital, Inc., Convertible
189,000 3.500%,  6/1/2027 269,325
Iron Mountain, Inc.
28,000 4.875%,  9/15/2027
a
27,057
120,000 5.000%,  7/15/2028
a
114,802
85,000 4.875%,  9/15/2029
a
79,429
60,000 4.500%,  2/15/2031
a
53,799
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,837
Lumentum Holdings, Inc.,
Convertible
302,000 0.500%,  6/15/2028 241,026
57,000 1.500%,  12/15/2029
a
58,083
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 32,257
Mastercard, Inc.
41,000 2.000%,  11/18/2031 34,516
Microchip Technology, Inc.,
Convertible
201,000 0.125%,  11/15/2024
e
209,919
Micron Technology, Inc.
43,000 5.300%,  1/15/2031 43,448
Moody's Corporation
40,000 4.250%,  8/8/2032 38,685
NCR Voyix Corporation
87,000 5.125%,  4/15/2029
a
81,400
NVIDIA Corporation
19,000 2.850%,  4/1/2030 17,453
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 39,964
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,543
37,000 4.300%,  6/18/2029 35,836
ON Semiconductor Corporation,
Convertible
159,000 Zero Coupon,  5/1/2027 229,596
10,000 0.500%,  3/1/2029
a
9,695
Open Text Corporation
76,000 3.875%,  12/1/2029
a
68,543
70,000 4.125%,  2/15/2030
a
63,357
Oracle Corporation
138,000 6.900%,  11/9/2052 162,056
40,000 6.150%,  11/9/2029 42,687
130,000 2.950%,  4/1/2030 117,105
63,000 6.250%,  11/9/2032 67,947
Principal
Amount Long-Term Fixed Income (47.7%) Value
Technology (1.5%) - continued
PayPal Holdings, Inc.
$ 38,000 2.850%,  10/1/2029 $ 34,601
58,000 2.300%,  6/1/2030 50,315
Progress Software Corporation,
Convertible
69,000 1.000%,  4/15/2026 74,658
PTC, Inc.
30,000 3.625%,  2/15/2025
a
29,449
70,000 4.000%,  2/15/2028
a
66,063
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
20,226
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
55,688
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,116
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 103,452
Seagate HDD Cayman
33,000 8.500%,  7/15/2031
a
35,850
62,760 9.625%,  12/1/2032 72,101
Semtech Corporation, Convertible
84,000 1.625%,  11/1/2027
e
68,410
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
a
46,876
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,510
SS&C Technologies, Inc.
179,000 5.500%,  9/30/2027
a
175,713
UKG, Inc.
55,000 6.875%,  2/1/2031
a,g
55,619
Verint Systems, Inc., Convertible
119,000 0.250%,  4/15/2026
e
105,538
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
a
42,694
Viavi Solutions, Inc., Convertible
84,000 1.625%,  3/15/2026
a
83,202
Vishay Intertechnology, Inc.,
Convertible
219,000 2.250%,  9/15/2030
a
205,729
VMware, LLC
80,000 1.400%,  8/15/2026 73,226
54,000 2.200%,  8/15/2031 44,594
Western Digital Corporation,
Convertible
229,000 3.000%,  11/15/2028
a
297,013
Xilinx, Inc.
26,000 2.375%,  6/1/2030 23,064
Ziff Davis, Inc., Convertible
165,000 1.750%,  11/1/2026 155,513
Total 6,194,079
Transportation (0.4%)
Air Transport Services Group, Inc.,
Convertible
104,000 3.875%,  8/15/2029
a
89,653
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
a
15,590
American Airlines, Inc.
39,000 8.500%,  5/15/2029
a
41,340

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Transportation (0.4%) - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 167,250 5.500%,  4/20/2026
a
$ 165,412
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a
31,479
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 70,317
CSX Corporation
37,000 4.250%,  3/15/2029 36,737
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
e
78,977
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
47,297 4.500%,  10/20/2025
a
46,739
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
a
78,000
Hawaiian Brand Intellectual
Property, Ltd.
58,000 5.750%,  1/20/2026
a
54,572
Hertz Corporation
31,000 4.625%,  12/1/2026
a
27,881
34,000 5.000%,  12/1/2029
a
26,870
Mileage Plus Holdings, LLC
79,100 6.500%,  6/20/2027
a
79,218
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 56,768
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
27,918
51,000 5.750%,  5/24/2026
a
51,487
39,000 1.700%,  6/15/2026
a
36,319
Rand Parent, LLC
60,000 8.500%,  2/15/2030
a,e
59,404
RXO, Inc.
57,000 7.500%,  11/15/2027
a
58,710
Ryder System, Inc.
46,000 2.850%,  3/1/2027 43,402
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,249
Southwest Airlines Company,
Convertible
236,000 1.250%,  5/1/2025 242,254
Spirit Loyalty Cayman, Ltd.
32,000 8.000%,  9/20/2025
a
20,880
Stena International SA
44,000 7.250%,  1/15/2031
a
44,027
Union Pacific Corporation
37,000 2.150%,  2/5/2027 34,676
United Airlines, Inc.
51,000 4.375%,  4/15/2026
a
49,197
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a,e
14,199
76,000 6.375%,  2/1/2030
a,e
55,009
Total 1,673,284
U.S. Government & Agencies (6.1%)
U.S. Treasury Bonds
2,900,000 4.750%,  11/15/2053 3,166,437
1,490,000 3.250%,  5/15/2042 1,290,189
4,470,000 3.375%,  8/15/2042 3,935,171
Principal
Amount Long-Term Fixed Income (47.7%) Value
U.S. Government & Agencies (6.1%) -
continued
U.S. Treasury Notes
$ 3,200,000 0.125%,  2/15/2024 $ 3,193,730
1,050,000 0.500%,  3/31/2025 1,001,725
2,400,000 4.250%,  12/31/2025 2,400,187
1,990,000 0.500%,  2/28/2026 1,844,792
590,000 0.500%,  4/30/2027 528,119
1,580,000 1.125%,  2/29/2028 1,415,458
3,500,000 4.125%,  7/31/2028 3,533,223
870,000 1.375%,  11/15/2031 722,168
1,000,000 4.125%,  11/15/2032 1,013,125
971,000 3.375%,  5/15/2033 928,064
Total 24,972,388
Utilities (1.5%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 40,972
AES Corporation
73,000 3.950%,  7/15/2030
a
67,264
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
c
38,933
Alliant Energy Corporation,
Convertible
81,000 3.875%,  3/15/2026
a
79,750
Ameren Corporation
46,000 1.750%,  3/15/2028 40,846
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 59,719
38,000 5.200%,  1/15/2029 38,580
38,000 2.300%,  3/1/2030 32,736
20,000 5.625%,  3/1/2033 20,634
American Water Capital
Corporation, Convertible
153,000 3.625%,  6/15/2026
a
150,399
Arizona Public Service Company
39,000 5.550%,  8/1/2033 40,298
Atmos Energy Corporation
42,000 5.900%,  11/15/2033 45,469
Calpine Corporation
52,000 4.500%,  2/15/2028
a
49,450
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 35,370
57,000 1.450%,  6/1/2026 52,929
57,000 2.650%,  6/1/2031 48,431
CenterPoint Energy, Inc.,
Convertible
153,000 4.250%,  8/15/2026
a
152,618
CMS Energy Corporation,
Convertible
109,000 3.375%,  5/1/2028
a
106,766
Constellation Energy Generation,
LLC
40,000 5.800%,  3/1/2033 41,732
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,528
46,000 3.375%,  4/1/2030 42,066
DTE Energy Company
63,000 4.220%,  11/1/2024 62,341
36,000 4.875%,  6/1/2028 36,136
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 120,408

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.7%) Value
Utilities (1.5%) - continued
Duke Energy Corporation
$ 49,000 3.250%,  1/15/2082
c
$ 40,010
16,000 4.875%,  9/16/2024
c,i
15,820
96,000 2.450%,  6/1/2030 83,636
40,000 4.500%,  8/15/2032 38,452
43,000 5.750%,  9/15/2033 44,934
Duke Energy Corporation,
Convertible
277,000 4.125%,  4/15/2026
a
275,892
Edison International
27,000 7.875%,  6/15/2054
c
27,444
52,000 4.950%,  4/15/2025 51,676
50,000 5.000%,  12/15/2026
c,i
47,512
Enel Finance International NV
80,000 1.375%,  7/12/2026
a
73,139
Entergy Corporation
29,000 0.900%,  9/15/2025 27,154
38,000 1.900%,  6/15/2028 33,775
Evergy, Inc.
36,000 2.450%,  9/15/2024 35,314
Evergy, Inc., Convertible
147,000 4.500%,  12/15/2027
a
148,911
Eversource Energy
91,000 4.600%,  7/1/2027 90,061
Exelon Corporation
38,000 4.050%,  4/15/2030 36,244
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
94,342
FirstEnergy Corporation,
Convertible
277,000 4.000%,  5/1/2026
a
273,953
Georgia Power Company
25,000 4.950%,  5/17/2033 25,008
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,162
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
68,270
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 160,252
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 68,656
39,000 4.850%,  2/7/2029
g
39,316
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
c
34,115
39,000 6.051%,  3/1/2025 39,329
58,000 5.749%,  9/1/2025 58,586
38,000 2.250%,  6/1/2030 32,473
NextEra Energy Operating
Partners, LP
101,000 3.875%,  10/15/2026
a
95,494
NextEra Energy Partners, LP,
Convertible
56,000 Zero Coupon,  6/15/2024
a
54,432
188,000 Zero Coupon,  11/15/2025
a,e
166,098
NiSource, Inc.
37,000 2.950%,  9/1/2029 33,883
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
45,133
41,000 10.250%,  3/15/2028
a,c,i
43,211
24,000 3.375%,  2/15/2029
a
21,171
30,000 5.250%,  6/15/2029
a
28,766
Principal
Amount Long-Term Fixed Income (47.7%) Value
Utilities (1.5%) - continued
NRG Energy, Inc., Convertible
$ 190,000 2.750%,  6/1/2048 $ 250,325
Pacific Gas and Electric Company
80,000 6.950%,  3/15/2034 88,117
PacifiCorp
77,000 5.800%,  1/15/2055 77,142
37,000 5.450%,  2/15/2034 37,500
PG&E Corporation
58,000 5.000%,  7/1/2028 56,046
PG&E Corporation, Convertible
189,000 4.250%,  12/1/2027
a
192,308
PPL Capital Funding, Inc.,
Convertible
159,000 2.875%,  3/15/2028
a
151,368
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,811
37,000 1.600%,  8/15/2030 30,237
Sempra
72,000 4.875%,  10/15/2025
c,i
70,573
Southern California Edison
Company
19,000 5.950%,  11/1/2032 20,253
Southern Company
41,000 4.475%,  8/1/2024 40,735
50,000 5.700%,  10/15/2032 52,140
29,000 4.000%,  1/15/2051
c
27,870
90,000 3.750%,  9/15/2051
c
83,894
Southern Company, Convertible
276,000 3.875%,  12/15/2025
a
274,758
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
57,311
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
a
115,658
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 53,821
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
a
81,337
167,000 5.000%,  7/31/2027
a
161,788
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,798
60,000 4.600%,  6/1/2032 58,209
Total 5,994,998
Total Long-Term Fixed Income
(cost $200,277,361) 194,990,799
Shares Common Stock ( 31.1% ) Value
Communications Services (2.2%)
4,666 Alphabet, Inc., Class A
k
653,707
20,152 Alphabet, Inc., Class C
k
2,857,554
14,592 Comcast Corporation 679,112
2,108 Electronic Arts, Inc. 290,019
604 Emerald Holding, Inc.
k
3,709
1,601 Integral Ad Science Holding
Corporation
k
23,294
340 Liberty Latin America, Ltd., Class
A
k
2,394
5,910 Meta Platforms, Inc.
k
2,305,727
167 Netflix, Inc.
k
94,206
625 Paramount Global 9,119
11,836 QuinStreet, Inc.
k
149,962
31,615 Verizon Communications, Inc. 1,338,895

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Communications Services (2.2%) - continued
21,668 Warner Brothers Discovery, Inc.
k
$ 217,113
518 Windstream Services, LLC
k
4,791
3,940 Ziff Davis, Inc.
k
265,556
Total 8,895,158
Consumer Discretionary (3.2%)
180 Airbnb, Inc.
k
25,945
20,422 Amazon.com, Inc.
k
3,169,494
6,450 Aptiv plc
k
524,579
858 Bloomin' Brands, Inc. 22,840
224 Booking Holdings, Inc.
k
785,673
1,312 Boot Barn Holdings, Inc.
k
94,123
2,354 Brunswick Corporation 189,921
175 Chipotle Mexican Grill, Inc.
k
421,535
3,175 Columbia Sportswear Company 251,650
11,435 Cooper-Standard Holdings, Inc.
k
201,142
3,311 Crocs, Inc.
k
336,000
1,578 D.R. Horton, Inc. 225,512
961 Domino's Pizza, Inc. 409,597
1,852 Expedia Group, Inc.
k
274,707
1,112 Grand Canyon Education, Inc.
k
145,216
1,515 Hilton Worldwide Holdings, Inc. 289,304
2,326 Home Depot, Inc. 820,985
2,911 Lowe's Companies, Inc. 619,577
453 Lululemon Athletica, Inc.
k
205,580
2,563 McDonald's Corporation 750,241
721 Meritage Homes Corporation 119,405
7,457 Mobileye Global, Inc.
k
192,838
94 NVR, Inc.
k
665,077
2,239 Papa John's International, Inc. 164,522
3,716 SharkNinja, Inc. 173,612
5,037 Skyline Champion Corporation
k
344,934
4,593 Sony Group Corporation ADR 448,966
3,063 Starbucks Corporation 284,951
10,269 Stoneridge, Inc.
k
182,686
4,671 Tesla, Inc.
k
874,832
27,848 ThredUp, Inc.
k
56,671
Total 13,272,115
Consumer Staples (1.8%)
8,377 Altria Group, Inc. 336,085
8,968 BJ's Wholesale Club Holdings,
Inc.
k
577,001
861 Casey's General Stores, Inc. 233,641
10,614 Coca-Cola Company 631,427
224 Costco Wholesale Corporation 155,653
27,445 Coty, Inc.
k
331,536
2,432 John B. Sanfilippo & Son, Inc. 260,540
17,120 Kenvue, Inc. 355,411
1,297 Kimberly-Clark Corporation 156,898
4,277 Lamb Weston Holdings, Inc. 438,136
680 Lancaster Colony Corporation 124,970
3,587 Mondelez International, Inc. 269,994
7,574 Philip Morris International, Inc. 688,098
7,451 Pilgrim's Pride Corporation
k
202,444
1,633 Procter & Gamble Company 256,610
6,760 Sysco Corporation 547,087
6,112 Turning Point Brands, Inc. 148,460
5,944 Tyson Foods, Inc. 325,493
4,657 US Foods Holding Corporation
k
214,269
5,872 Walmart, Inc. 970,348
Total 7,224,101
Energy (1.5%)
211 Baker Hughes Company 6,013
Shares Common Stock (31.1%) Value
Energy (1.5%) - continued
7,259 Chesapeake Energy Corporation $ 559,741
265 Chevron Corporation 39,069
5,537 ConocoPhillips 619,424
2,961 Coterra Energy, Inc. 73,670
14,852 Devon Energy Corporation 624,081
17,953 Enterprise Products Partners, LP 480,422
3,134 EOG Resources, Inc. 356,618
7,739 Exxon Mobil Corporation 795,647
14,087 Halliburton Company 502,201
2,328 Marathon Petroleum Corporation 385,517
2,713 Matador Resources Company 148,917
23,672 NOV, Inc. 461,841
298 Permian Resources Corporation 4,017
3,199 Pioneer Natural Resources
Company 735,226
2,118 Schlumberger NV 103,147
2,997 Shell plc NVDR 188,541
6,173 TechnipFMC plc 119,386
2,620 Williams Companies, Inc. 90,809
Total 6,294,287
Financials (5.0%)
1,557 Allstate Corporation 241,724
19,896 Ally Financial, Inc. 729,785
1,440 American Express Company 289,066
7,438 American International Group, Inc. 517,015
1,489 Ameriprise Financial, Inc. 575,990
4,683 Arch Capital Group, Ltd.
k
386,020
22,763 Bank of America Corporation 774,170
104 Bank of Marin Bancorp 2,036
5,233 Bank of N.T. Butterfield & Son, Ltd. 158,717
9,004 Bank of New York Mellon
Corporation 499,362
176 Banner Corporation 8,198
1,179 Berkshire Hathaway, Inc.
k
452,429
514 Berkshire Hills Bancorp, Inc. 12,336
243 BlackRock, Inc. 188,157
12,243 Bridgewater Bancshares, Inc.
k
153,160
1,644 Brown & Brown, Inc. 127,509
2,350 Capital One Financial Corporation 318,002
5,248 Carlyle Group, Inc. 210,025
982 Cboe Global Markets, Inc. 180,541
1,530 Central Pacific Financial
Corporation 29,483
8,525 Charles Schwab Corporation 536,393
3,270 Chubb, Ltd. 801,150
610 Cincinnati Financial Corporation 67,588
780 Citigroup, Inc. 43,813
408 Columbia Banking System, Inc. 8,225
5,735 Comerica, Inc. 301,546
635 Community Trust Bancorp, Inc. 26,352
169 Customers Bancorp, Inc.
k
9,031
2,140 Discover Financial Services 225,813
1,134 Ellington Residential Mortgage
REIT 6,793
343 Enterprise Financial Services
Corporation 14,279
16,268 F.N.B. Corporation 214,412
666 FactSet Research Systems, Inc. 316,963
205 Financial Institutions, Inc. 4,285
349 First Bancshares, Inc. 8,875
19 First Citizens BancShares, Inc./NC 28,690
144 First Mid-Illinois Bancshares, Inc. 4,532
991 Fiserv, Inc.
k
140,593
4,814 Glacier Bancorp, Inc. 186,109

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Financials (5.0%) - continued
1,120 Global Payments, Inc. $ 149,218
499 Great Southern Bancorp, Inc. 25,993
1,742 Hanmi Financial Corporation 29,179
6,015 Heartland Financial USA, Inc. 213,352
676 Heritage Financial Corporation 13,621
529 Hometrust Bancshares, Inc. 14,362
1,683 Hope Bancorp, Inc. 18,648
2,781 Houlihan Lokey, Inc. 333,108
292 Independent Bank Corporation/MI 7,428
8,281 Intercontinental Exchange, Inc. 1,054,420
8,333 J.P. Morgan Chase & Company 1,452,942
8,605 KeyCorp 125,031
2,188 Kinsale Capital Group, Inc. 869,883
2,344 M&T Bank Corporation 323,706
1,777 Marsh & McLennan Companies,
Inc. 344,454
737 Mastercard, Inc. 331,083
5,574 MetLife, Inc. 386,390
3,023 MGIC Investment Corporation 59,976
1,070 MidWestOne Financial Group, Inc. 27,285
2,845 Morgan Stanley 248,198
570 MSCI, Inc. 341,213
5,902 Nasdaq, Inc. 340,959
414 National Bank Holdings
Corporation 14,490
1,066 New York Community Bancorp,
Inc. 6,897
3,212 Northern Trust Corporation 255,804
3,258 NU Holdings, Ltd./Cayman
Islands
k
28,051
345 OFG Bancorp 12,686
5,626 PayPal Holdings, Inc.
k
345,155
136 Peoples Bancorp, Inc./OH 3,985
73 PNC Financial Services Group,
Inc. 11,038
2,905 Prosperity Bancshares, Inc. 185,659
7,432 Radian Group, Inc. 215,379
5,543 Raymond James Financial, Inc. 610,728
2,689 RLI Corporation 366,699
1,768 SEI Investments Company 111,808
360 Tradeweb Markets, Inc. 34,340
3,160 Triumph Financial, Inc.
k
223,254
90 Truist Financial Corporation 3,335
123 TrustCo Bank Corporation NY 3,555
356 U.S. Bancorp 14,788
906 Visa, Inc. 247,574
5,168 Voya Financial, Inc. 374,008
20,847 Wells Fargo & Company 1,046,102
7,167 Western Alliance Bancorp 458,401
4,032 Zions Bancorp NA 168,941
Total 20,252,293
Health Care (3.8%)
4,628 Abbott Laboratories 523,658
1,327 AbbVie, Inc. 218,159
2,368 Agilent Technologies, Inc. 308,077
1,405 Align Technology, Inc.
k
375,585
1,103 Amgen, Inc. 346,629
5,055 AstraZeneca plc ADR 336,865
13,217 Avantor, Inc.
k
303,859
1,237 Biogen, Inc.
k
305,118
6,261 Centene Corporation
k
471,516
1,367 Charles River Laboratories
International, Inc.
k
295,655
1,293 Cigna Group 389,128
Shares Common Stock (31.1%) Value
Health Care (3.8%) - continued
153 Cooper Companies, Inc. $ 57,074
2,697 Danaher Corporation 647,037
3,764 Edwards Lifesciences Corporation
k
295,361
2,235 Elanco Animal Health, Inc.
k
32,944
1,478 Elevance Health, Inc. 729,304
469 Eli Lilly & Company 302,791
5,779 Enovis Corporation
k
339,227
139 Exelixis, Inc.
k
3,025
6,398 Gilead Sciences, Inc. 500,707
6,399 Halozyme Therapeutics, Inc.
k
216,606
1,313 HCA Healthcare, Inc. 400,334
1,119 Intuitive Surgical, Inc.
k
423,228
4,189 Johnson & Johnson 665,632
2,978 Laboratory Corporation of America
Holdings 662,009
3,348 Masimo Corporation
k
431,691
9,410 Medtronic plc 823,751
7,197 Merck & Company, Inc. 869,254
826 Molina Healthcare, Inc.
k
294,419
4,175 Novo Nordisk AS ADR
k
479,040
8,887 Option Care Health, Inc.
k
277,630
7,895 Pfizer, Inc. 213,797
4,565 Progyny, Inc.
k
173,881
1,792 QuidelOrtho Corporation
k
122,770
1,438 Sarepta Therapeutics, Inc.
k
171,108
428 Stryker Corporation 143,585
903 Thermo Fisher Scientific, Inc. 486,699
538 UnitedHealth Group, Inc. 275,316
1,419 Varex Imaging Corporation
k
27,344
384 Vertex Pharmaceuticals, Inc.
k
166,418
15,306 Viemed Healthcare, Inc.
k
124,285
333 Waters Corporation
k
105,797
4,546 Zimmer Biomet Holdings, Inc. 570,978
4,033 Zoetis, Inc. 757,438
Total 15,664,729
Industrials (4.2%)
3,700 Advanced Drainage Systems, Inc. 482,554
180 AECOM 15,874
8,575 Air Lease Corporation 358,521
1,689 AMETEK, Inc. 273,702
346 Armstrong World Industries, Inc. 34,327
1,960 ASGN, Inc.
k
181,927
1,399 Automatic Data Processing, Inc. 343,846
696 Axon Enterprise, Inc.
k
173,346
13,238 Badger Infrastructure Solutions,
Ltd. 460,024
807 Carlisle Companies, Inc. 253,608
1,828 Caterpillar, Inc. 548,967
17 Chart Industries, Inc.
k
1,984
1,780 Cimpress plc
k
133,892
30,362 CNH Industrial NV 364,344
21,555 CSX Corporation 769,513
686 Cummins, Inc. 164,160
777 Curtiss-Wright Corporation 172,937
8,824 Delta Air Lines, Inc. 345,371
6,395 ExlService Holdings, Inc.
k
200,036
10,220 Fastenal Company 697,311
1,557 Ferguson plc 292,498
7,488 Flowserve Corporation 298,996
6,319 Fluor Corporation
k
238,289
2,088 General Dynamics Corporation 553,299
1,192 General Electric Company 157,845
84 Gorman-Rupp Company 2,805
37 Graco, Inc. 3,156

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Industrials (4.2%) - continued
4,741 Greenbrier Companies, Inc. $ 215,526
5,043 Helios Technologies, Inc. 208,074
2,439 Honeywell International, Inc. 493,312
13,635 Howmet Aerospace, Inc. 767,105
18,264 Janus International Group, Inc.
k
258,436
1,883 JB Hunt Transport Services, Inc. 378,445
1,985 L3Harris Technologies, Inc. 413,714
1,161 Lincoln Electric Holdings, Inc. 257,997
2,366 ManpowerGroup, Inc. 175,415
14,780 Masterbrand, Inc.
k
207,955
3,476 Maximus, Inc. 281,973
4,840 Miller Industries, Inc. 194,810
1,377 Moog, Inc. 192,505
666 Northrop Grumman Corporation 297,542
1,303 Old Dominion Freight Line, Inc. 509,499
525 Oshkosh Corporation 57,802
1,494 Owens Corning, Inc. 226,386
1,035 Parker-Hannifin Corporation 480,757
2,451 Pentair plc 179,340
1,605 Quanta Services, Inc. 311,450
9,430 Schneider National, Inc. 231,224
579 Simpson Manufacturing Company,
Inc. 104,793
2,979 Tennant Company 281,575
6,947 Timken Company 569,029
1,274 Trane Technologies plc 321,112
8,300 Uber Technologies, Inc.
k
541,741
5,217 United Parcel Service, Inc. 740,292
1,012 United Rentals, Inc. 632,905
Total 17,053,846
Information Technology (6.4%)
1,399 Adobe, Inc.
k
864,274
4,301 Advanced Micro Devices, Inc.
k
721,235
1,772 Amphenol Corporation 179,149
624 ANSYS, Inc.
k
204,566
15,666 Apple, Inc. 2,888,810
3,424 Applied Materials, Inc. 562,563
128 Arista Networks, Inc.
k
33,111
947 Autodesk, Inc.
k
240,358
262 Broadcom, Inc. 309,160
1,597 CDW Corporation 362,072
8,086 Ciena Corporation
k
428,558
21,541 Cisco Systems, Inc. 1,080,927
5,706 Cohu, Inc.
k
181,793
2,026 Crane NXT Company 118,075
18,443 Dropbox, Inc.
k
584,274
1,705 Enphase Energy, Inc.
k
177,542
1,289 FormFactor, Inc.
k
49,975
4,813 Fortinet, Inc.
k
310,390
12,603 Gilat Satellite Networks, Ltd.
k
79,777
2,667 Guidewire Software, Inc.
k
297,851
672 Insight Enterprises, Inc.
k
124,145
1,084 JFrog, Ltd.
k
35,263
373 KLA Corporation 221,577
13,519 Knowles Corporation
k
220,495
136 Lam Research Corporation 112,223
780 Littelfuse, Inc. 188,682
12,904 Microsoft Corporation 5,130,372
509 NetApp, Inc. 44,385
1,433 NICE, Ltd. ADR
e,k
298,207
4,819 NVIDIA Corporation 2,964,986
2,618 ON Semiconductor Corporation
k
186,218
2,987 Plexus Corporation
k
282,929
11,753 QUALCOMM, Inc. 1,745,438
Shares Common Stock (31.1%) Value
Information Technology (6.4%) - continued
411 RingCentral, Inc.
k
$ 13,929
3,280 Salesforce, Inc.
k
921,975
11,532 Samsung Electronics Company,
Ltd. 626,612
638 Semtech Corporation
k
12,658
1,140 ServiceNow, Inc.
k
872,556
3,158 Shopify, Inc.
k
252,861
1,235 Silicon Laboratories, Inc.
k
152,350
3,011 Sprout Social, Inc.
k
184,665
2,048 TE Connectivity, Ltd. 291,205
5,899 Trimble, Inc.
k
300,023
31,494 TTM Technologies, Inc.
k
438,082
643 Tyler Technologies, Inc.
k
271,828
567 Universal Display Corporation 96,260
3,133 Varonis Systems, Inc.
k
140,609
1,267 VeriSign, Inc.
k
251,981
4,391 Wolfspeed, Inc.
k
142,927
1,532 Workiva, Inc.
k
142,384
Total 26,342,285
Materials (1.1%)
4,650 Alcoa Corporation 138,337
10,185 Axalta Coating Systems, Ltd.
k
330,198
7,775 Ball Corporation 431,124
1,452 Berry Plastics Group, Inc. 95,048
1,950 Carpenter Technology Corporation 120,100
5,221 CF Industries Holdings, Inc. 394,238
1,909 Corteva, Inc. 86,821
110 Eagle Materials, Inc. 24,891
3,467 Eastman Chemical Company 289,668
4,823 Ingevity Corporation
k
210,090
16,633 Ivanhoe Mines, Ltd.
k
174,563
557 Linde plc 225,490
3,773 Nucor Corporation 705,287
1,467 PPG Industries, Inc. 206,906
4,455 Steel Dynamics, Inc. 537,674
16,546 Tronox Holdings plc 228,169
1,242 United States Lime & Minerals, Inc. 321,268
Total 4,519,872
Real Estate (1.0%)
3,718 Agree Realty Corporation 221,630
2,540 Alexandria Real Estate Equities,
Inc. 307,086
1,916 AvalonBay Communities, Inc. 342,983
2,294 CBRE Group, Inc.
k
197,995
3,321 Crown Castle, Inc. 359,498
28,435 Cushman and Wakefield plc
k
299,136
1,326 Equity Commonwealth 25,340
4,921 Essential Properties Realty Trust,
Inc. 122,582
1,156 Extra Space Storage, Inc. 166,973
18,490 Healthcare Realty Trust, Inc. 297,874
14,110 Independence Realty Trust, Inc. 207,276
7,037 Invitation Homes, Inc. 231,728
821 Kite Realty Group Trust 17,569
9,371 National Storage Affiliates Trust 350,007
430 NNN REIT, Inc. 17,346
1,384 Phillips Edison and Company, Inc. 48,039
2,952 SBA Communications Corporation 660,835
677 STAG Industrial, Inc. 25,008
1,120 Terreno Realty Corporation 66,898
Total 3,965,803

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Utilities (0.9%)
1,909 ALLETE, Inc. $ 112,841
5,898 Alliant Energy Corporation 286,997
10,251 CenterPoint Energy, Inc. 286,413
3,884 Constellation Energy Corporation 473,848
4,402 Duke Energy Corporation 421,844
3,068 Entergy Corporation 306,064
8,316 Evergy, Inc. 422,203
21,599 NiSource, Inc. 560,926
1,578 Northwestern Energy Group, Inc. 75,933
3,267 Portland General Electric
Company 133,718
4,779 Public Service Enterprise Group,
Inc. 277,134
2,171 Spire, Inc. 123,248
Total 3,481,169
Total Common Stock
(cost $92,158,455) 126,965,658
Shares
Registered Investment
Companies ( 13.6% ) Value
U.S. Affiliated  (12.0%)
2,579,160 Thrivent Core Emerging Markets
Debt Fund 20,323,780
2,841,550 Thrivent Core International Equity
Fund 28,671,244
Total 48,995,024
U.S. Unaffiliated  (1.6%)
22,816 Aberdeen Asia-Pacific Income
Fund, Inc. 60,462
8,300 AllianceBernstein Global High
Income Fund, Inc. 86,901
10,936 Allspring Income Opportunities
Fund 73,052
3,033 BlackRock Core Bond Trust 33,211
7,982 BlackRock Corporate High Yield
Fund, Inc. 76,627
7,585 BlackRock Credit Allocation
Income Trust 82,980
904 BlackRock Debt Strategies Fund,
Inc. 9,989
7,894 BlackRock Enhanced Global
Dividend Trust 78,703
1,950 BlackRock Enhanced International
Dividend Trust 10,296
250 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,143
1,633 BlackRock Income Trust, Inc. 19,874
2,849 BlackRock Multi-Sector Income
Trust 43,932
6,163 Blackstone Strategic Credit 2027
Term Fund 71,861
7,137 Eaton Vance Limited Duration
Income Fund 69,300
600 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,644
6,025 First Trust High Income Long/Short
Fund 71,035
1,635 Invesco Dynamic Credit
Opportunities Fund
h
17,416
7,000 Invesco Preferred ETF 83,020
1,990 iShares Biotechnology ETF 267,416
10,949 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
1,206,251
Shares
Registered Investment
Companies (13.6%) Value
U.S. Unaffiliated  (1.6%)- continued
4,423 iShares Preferred and Income
Securities ETF
e
$ 141,801
1,175 iShares Russell 2000 Index Fund 226,634
17,375 Nuveen Credit Strategies Income
Fund 93,304
4,651 Nuveen Preferred Income
Opportunities Fund 33,813
7,147 PGIM Global High Yield Fund, Inc. 81,404
7,283 PGIM High Yield Bond Fund, Inc. 92,130
2,069 Pimco Dynamic Income Fund 39,725
11,923 SPDR Bloomberg High Yield Bond
ETF
e
1,131,135
2,202 SPDR S&P Biotech ETF
e
192,521
519 Tri-Continental Corporation 15,025
18,579 Vanguard Intermediate-Term
Corporate Bond ETF 1,509,358
3,600 Vanguard Short-Term Corporate
Bond ETF 279,432
2,300 Virtus Convertible & Income Fund 7,544
4,342 Virtus Dividend, Interest &
Premium Strategy Fund 52,886
575 Virtus Equity & Convertible Income
Fund 12,265
11,171 Voya Global Equity Dividend &
Premium Opportunity Fund 56,413
17,428 Western Asset High Income
Opportunity Fund, Inc. 68,666
Total 6,404,169
Total Registered Investment
Companies (cost $57,577,316) 55,399,193
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
5,870,323 Thrivent Cash Management Trust 5,870,323
Total Collateral Held for
Securities Loaned
(cost $5,870,323) 5,870,323
Shares Preferred Stock ( 0.7% ) Value
Communications Services (0.1%)
7,175 AT&T, Inc., 4.750%
i
151,249
1,141 Paramount Global, Convertible,
5.750% 21,051
3,000 Telephone and Data Systems, Inc.,
6.000%
i
49,470
Total 221,770
Energy (<0.1%)
1,450 Energy Transfer, LP, 7.600%
c,i
36,279
1,145 Nustar Logistics, LP, 12.310%
c
29,610
326 UGI Corporation, Convertible,
7.250% 17,607
Total 83,496
Financials (0.5%)
2,475 Aegon Funding Corporation II,
5.100% 54,970
5,200 Allstate Corporation, 5.100%
i
123,552
4,528 Apollo Global Management, Inc.,
Convertible, 6.750% 264,526
5,600 Bank of America Corporation,
4.250%
i
108,864

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.7%) Value
Financials (0.5%) - continued
252 Bank of America Corporation,
Convertible, 7.250%
i
$ 306,898
5,050 Capital One Financial Corporation,
5.000%
i
102,616
2,875 Equitable Holdings, Inc., 5.250%
i
64,055
140 First Horizon Bank, 6.437%
*,c,i
89,600
4,500 J.P. Morgan Chase & Company,
4.200%
i
88,110
3,350 J.P. Morgan Chase & Company,
4.750%
i
74,671
3,150 KeyCorp, 6.200%
c,i
70,402
2,600 Morgan Stanley, 4.250%
i
51,246
2,290 Morgan Stanley, 5.850%
c,e,i
56,563
2,800 Morgan Stanley, 7.125%
c,i
71,092
2,875 Public Storage, 4.125%
i
56,034
1,125 Public Storage, 4.625%
i
24,851
300 Public Storage, 4.700%
i
6,555
775 Regions Financial Corporation,
5.700%
c,i
17,360
725 Synovus Financial Corporation,
5.875%
c,i
17,212
2,650 U.S. Bancorp, 4.000%
e,i
48,628
4,500 Wells Fargo & Company, 4.250%
i
84,645
2,350 Wells Fargo & Company, 4.750%
i
48,833
296 Wells Fargo & Company,
Convertible, 7.500%
i
358,160
Total 2,189,443
Utilities (0.1%)
4,150 CMS Energy Corporation, 4.200%
i
86,154
5,767 NextEra Energy, Inc., Convertible,
6.926%
e
214,590
2,750 Southern Company, 4.950% 64,625
Total 365,369
Total Preferred Stock
(cost $3,189,217) 2,860,078
Shares or
Principal
Amount Short-Term Investments ( 9.5% ) Value
Federal Home Loan Bank Discount
Notes
1,100,000 5.256%, 3/6/2024
l,m
1,094,412
300,000 5.244%, 3/13/2024
l,m
298,171
400,000 5.230%, 4/3/2024
l,m
396,374
700,000 5.205%, 4/12/2024
l,m
692,748
200,000 5.214%, 4/17/2024
l,m
197,784
Thrivent Core Short-Term Reserve
Fund
3,578,476 5.670% 35,784,762
U.S. Treasury Bills
100,000 5.250%, 2/13/2024
l,n
99,825
Total Short-Term Investments
(cost $38,555,440) 38,564,076
Total Investments (cost
$397,628,112) 104.0% $424,650,127
Other Assets and Liabilities, Net
(4.0%) (16,213,646)
Total Net Assets 100.0% $ 408,436,481
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $58,163,496 or
14.2% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
c Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of January 31, 2024 was $93,560 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 11/30/2018 $ 38,508
First Horizon Bank, 6.437%,
3/5/2019 6/21/2017 107,380

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,411,631
Common Stock 2,273,298
Total lending $5,684,929
Gross amount payable upon return of
collateral for securities loaned $5,870,323
Net amounts due to counterparty $185,394
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 14,269,511 – 14,269,511 –
Basic Materials 2,709,597 – 2,709,597 –
Capital Goods 5,505,321 – 5,505,321 –
Collateralized Mortgage Obligations 17,387,656 – 16,986,406 401,250
Commercial Mortgage-Backed Securities 1,743,872 – 1,743,872 –
Communications Services 6,254,057 – 6,254,057 –
Consumer Cyclical 8,633,964 – 8,633,964 –
Consumer Non-Cyclical 7,671,211 – 7,671,211 –
Energy 6,345,124 – 6,345,124 –
Financials 22,041,466 – 22,041,466 –
Foreign Government 62,696 – 62,696 –
Mortgage-Backed Securities 63,531,575 – 63,531,575 –
Technology 6,194,079 – 6,194,079 –
Transportation 1,673,284 – 1,673,284 –
U.S. Government & Agencies 24,972,388 – 24,972,388 –
Utilities 5,994,998 – 5,994,998 –
Common Stock
Communications Services 8,895,158 8,890,367 4,791 –
Consumer Discretionary 13,272,115 13,272,115 – –
Consumer Staples 7,224,101 7,224,101 – –
Energy 6,294,287 6,294,287 – –
Financials 20,252,293 20,252,293 – –
Health Care 15,664,729 15,664,729 – –
Industrials 17,053,846 16,593,822 460,024 –
Information Technology 26,342,285 25,715,673 626,612 –
Materials 4,519,872 4,345,309 174,563 –
Real Estate 3,965,803 3,965,803 – –
Utilities 3,481,169 3,481,169 – –
Registered Investment Companies
U.S. Unaffiliated 6,404,169 6,386,753 – 17,416
Preferred Stock
Communications Services 221,770 221,770 – –
Energy 83,496 83,496 – –
Financials 2,189,443 2,099,843 89,600 –
Utilities 365,369 365,369 – –
Short-Term Investments 2,779,314 – 2,779,314 –
Subtotal Investments in Securities $334,000,018 $134,856,899 $198,724,453 $418,666
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 48,995,024
Affiliated Short-Term Investments 35,784,762
Collateral Held for Securities Loaned 5,870,323
Subtotal Other Investments $90,650,109
Total Investments at Value $424,650,127
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,598,111 1,598,111 – –
Total Asset Derivatives $1,598,111 $1,598,111 $– $–
Liability Derivatives
Futures Contracts 684,073 684,073 – –
Credit Default Swaps 43,040 – 43,040 –
Total Liability Derivatives $727,113 $684,073 $43,040 $–

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$2,726,690 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 March 2024 $ 4,242,881 $ 137,916
CBOT 2-Yr. U.S. Treasury Note 29 March 2024 5,925,217 38,815
CBOT 5-Yr. U.S. Treasury Note 29 March 2024 3,076,115 67,213
CBOT U.S. Long Bond 28 March 2024 3,217,017 208,608
CME E-mini S&P 500 Index 51 March 2024 12,094,979 324,797
CME Ultra Long Term U.S. Treasury Bond 83 March 2024 10,016,008 709,148
ICE mini MSCI EAFE Index 32 March 2024 3,461,186 111,614
ICE US mini MSCI Emerging Markets Index 78 March 2024 3,838,967 (13,847)
Total Futures Long Contracts $ 45,872,370 $ 1,584,264
CME E-mini Russell 2000 Index (102) March 2024 ( $ 9,636,212) ( $ 338,878)
CME E-mini S&P Mid-Cap 400 Index (28) March 2024 (7,455,485) (225,755)
CME Euro Foreign Exchange Currency (31) March 2024 (4,189,667) (18,777)
Eurex Euro STOXX 50 Index (84) March 2024 (4,137,105) (86,816)
Total Futures Short Contracts ( $ 25,418,469) ($670,226)
Total Futures Contracts $ 20,453,901 $914,038

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of January 31, 2024. Investments totaling $99,825 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 905,850 $ – ( $ 43,040) ( $ 43,040)
Total Credit Default Swaps $– ($43,040) ($43,040)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $18,474 $299 $– $20,324 2,579 5.0%
Core International Equity 25,028 982 – 28,671 2,842 7.0
Total U.S. Affiliated Registered Investment
Companies 43,502 48,995 12.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% 33,220 63,079 60,514 35,785 3,578 8.8
Total Affiliated Short-Term Investments 33,220 35,785 8.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,488 24,082 21,700 5,870 5,870 1.4
Total Collateral Held for Securities Loaned 3,488 5,870 1.4
Total Value $80,210 $90,650
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,551 $– $299
Core International Equity – 2,661 – 983
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% – – – 494
Total Income/Non Cash Income from Affiliated Investments $1,776
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total $– $4,212 $–

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 78.0% ) Value
Communications Services (4.9%)
197,138 Alphabet, Inc., Class C
a
$ 27,954,168
21,107 Altice USA, Inc.
a
51,501
7,235 AMC Networks, Inc.
a
130,881
463,089 Auto Trader Group plc
b
4,260,360
2,889 Bumble, Inc.
a
39,637
58 Cable One, Inc. 31,838
10,400 Capcom Company, Ltd. 396,643
14,105 CAR Group, Ltd. 302,854
63,083 Cargurus , Inc.
a
1,466,049
6,657 Cogeco Communications, Inc. 307,239
131,744 Comcast Corporation 6,131,366
50,787 Deutsche Telekom AG 1,246,705
7,625 Electronic Arts, Inc. 1,049,047
4,336 Emerald Holding, Inc.
a
26,623
2,803 Entravision Communications
Corporation 11,296
15,293 iHeartMedia , Inc.
a
41,444
54,753 Imax Corporation
a
764,899
47,961 Integral Ad Science Holding
Corporation
a
697,833
5,165 Interpublic Group of Companies,
Inc. 170,393
10,235 Ipsos SA 671,728
5,400 Kakaku.com, Inc. 61,427
117,400 KDDI Corporation 3,890,056
122,209 Koninklijke (Royal) KPN NV 415,722
11,732 Liberty Global, Ltd., Class A
a
231,120
6,421 Liberty Latin America, Ltd., Class
A
a
45,204
2,079 Live Nation Entertainment, Inc.
a
184,719
61,548 Lumen Technologies, Inc.
a
75,089
2,465 Match Group, Inc.
a
94,607
49,818 Meta Platforms, Inc.
a
19,435,994
198,290 MFE- MediaForEurope NV 506,156
94,200 Moneysupermarket.com Group plc 303,937
2,155 Netflix, Inc.
a
1,215,657
46,608 Nine Entertainment Company
Holdings, Ltd. 59,798
37,200 Nintendo Company, Ltd. 2,078,398
953 Omnicom Group, Inc. 86,132
21,931 Pinterest, Inc.
a
821,755
5,529 Playtika Holding Corporation
a
39,919
5,034 Publicis Groupe SA 504,372
35,857 QuinStreet , Inc.
a
454,308
120,764 Rightmove plc 854,667
1,799 Roku, Inc.
a
158,420
10,015 Scout24 SE
b
737,404
2,729 Sinclair, Inc. 42,845
61,000 SoftBank Group Corporation 2,633,409
2,421 TechTarget , Inc.
a
82,726
5,586 Telephone and Data Systems, Inc. 107,307
20,853 Trade Desk, Inc.
a
1,426,971
56,000 TV Asahi Holdings Corporation 667,489
190,421 Verizon Communications, Inc. 8,064,329
282,595 Warner Brothers Discovery, Inc.
a
2,831,602
194 Yelp, Inc.
a
8,484
6,158 Ziff Davis, Inc.
a
415,049
Total 94,287,576
Consumer Discretionary (8.5%)
147 Adient plc
a
5,102
33,815 Amadeus IT Holding SA 2,369,758
172,449 Amazon.com, Inc.
a
26,764,085
1,073 American Axle & Manufacturing
Holdings, Inc.
a
8,681
Shares Common Stock (78.0%) Value
Consumer Discretionary (8.5%) - continued
14,687 American Eagle Outfitters, Inc. $ 291,096
57,116 Aptiv plc
a
4,645,244
178,498 Aristocrat Leisure, Ltd. 5,146,223
6,334 Autoliv , Inc. 678,498
110 AutoNation, Inc.
a
15,363
84,166 B&M European Value Retail SA 551,600
18,377 Bayerische Motoren Werke AG 1,912,176
774 Beazer Homes USA, Inc.
a
24,575
2,876 Bellway plc 100,206
9,922 Berkeley Group Holdings plc 600,823
2,032 Best Buy Company, Inc. 147,300
964 Booking Holdings, Inc.
a
3,381,201
9,879 Boot Barn Holdings, Inc.
a
708,719
1,048 BRP, Inc. 66,133
3,506 Buckle, Inc. 130,388
19,136 Burberry Group plc 315,206
9,771 Cedar Fair, LP 398,364
13,537 Cheesecake Factory, Inc. 465,267
773 Chipotle Mexican Grill, Inc.
a
1,861,979
59,335 Clarus Corporation 351,263
6,527 Columbia Sportswear Company 517,330
57,639 Compass Group plc 1,587,594
2,536 Container Store Group, Inc.
a
4,134
1,899 Culp, Inc.
a
9,419
22,107 D.R. Horton, Inc. 3,159,311
14,096 Dana, Inc. 191,142
2,667 Darden Restaurants, Inc. 433,601
1,722 Deckers Outdoor Corporation
a
1,297,923
4,400 Denso Corporation
a
69,115
9,648 Dollarama , Inc. 708,073
10,466 Domino's Pizza Group plc 46,220
6,613 Domino's Pizza, Inc. 2,818,593
1,581 DoorDash , Inc.
a
164,740
62 Dorman Products, Inc.
a
5,047
5,663 eBay, Inc. 232,579
632 El Pollo Loco Holdings, Inc.
a
5,852
1,939 Etsy, Inc.
a
129,060
12,609 Everi Holdings, Inc.
a
131,260
23,571 Expedia Group, Inc.
a
3,496,286
1,200 Fast Retailing Company, Ltd. 320,372
10,068 Five Below, Inc.
a
1,806,803
93 Fox Factory Holding Corporation
a
5,863
14,344 Gap, Inc. 268,089
25,196 Gentex Corporation 834,744
137,300 Genting Singapore, Ltd. 103,113
2,714 Genuine Parts Company 380,584
5,593 Goodyear Tire & Rubber
Company
a
77,966
2,971 Grand Canyon Education, Inc.
a
387,983
2,611 Green Brick Partners, Inc.
a
136,216
7,312 Harley-Davidson, Inc. 237,274
20,300 Heiwa Corporation 301,614
3,791 Hilton Worldwide Holdings, Inc. 723,929
22,910 Home Depot, Inc. 8,086,314
224,600 Honda Motor Company, Ltd.
a
2,510,593
16,509 Industria de Diseno Textil SA 705,879
43,352 InterContinental Hotels Group plc 4,107,732
20,778 JB Hi-Fi, Ltd. 772,995
952 KB Home 56,730
2,655 Kering SA 1,090,600
14,741 Laureate Education, Inc. 186,031
1,479 La-Z-Boy, Inc. 51,484
7,654 Lear Corporation 1,017,217
1,654 Lennar Corporation 247,852
12,737 LKQ Corporation 594,436

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Consumer Discretionary (8.5%) - continued
562,301 Lottery Corporation, Ltd. $ 1,845,692
30,350 Lowe's Companies, Inc. 6,459,694
2,567 Lululemon Athletica , Inc.
a
1,164,956
4,852 LVMH Moet Hennessy Louis
Vuitton SE 4,037,133
911 M/I Homes, Inc.
a
116,080
40 Marriott Vacations Worldwide
Corporation 3,356
10,026 McDonald's Corporation 2,934,811
8,899 Mercedes-Benz Group AG 600,794
3,319 Meritage Homes Corporation 549,660
1,274 MGM Resorts International
a
55,253
17,933 Mobileye Global, Inc.
a
463,747
10,936 Modine Manufacturing Company
a
755,568
4,381 Mohawk Industries, Inc.
a
456,719
9,393 Moncler SPA 577,824
31,319 Next plc 3,343,503
7,100 Nitori Holdings Company, Ltd. 929,260
4,966 Nordstrom, Inc. 90,133
197 NVR, Inc.
a
1,393,832
45,800 Oriental Land Company, Ltd. 1,701,016
88,000 Panasonic Holdings Corporation 828,853
16,838 Pandora AS 2,460,318
41,278 Pearson plc 506,389
22,760 Pets at Home Group plc 80,820
3,665 Polaris, Inc. 329,703
3,388 Pool Corporation 1,257,795
6,524 Premier Investments, Ltd. 118,784
12,552 PUMA SE 505,138
39,912 Qurate Retail, Inc.
a
32,325
4,328 Ross Stores, Inc. 607,132
2,200 Sankyo Company, Ltd. 134,566
6,064 SeaWorld Entertainment, Inc.
a
299,562
45,800 Sekisui Chemical Company, Ltd. 653,911
34,900 Sekisui House, Ltd. 787,839
241 Shake Shack, Inc.
a
18,210
5,035 Signet Jewelers, Ltd. 500,882
16,340 Six Flags Entertainment
Corporation 411,931
9,347 Skyline Champion Corporation
a
640,083
27,000 Sony Group Corporation 2,647,847
47,909 Sony Group Corporation ADR 4,683,105
228,846 Stellantis NV 5,040,691
30,509 Stoneridge, Inc.
a
542,755
11,403 Tapestry, Inc. 442,322
500 Taylor Morrison Home Corporation
a
26,070
38,791 Tesla, Inc.
a
7,265,166
3,267 Texas Roadhouse, Inc. 410,727
39,163 ThredUp , Inc.
a
79,697
353 TopBuild Corporation
a
130,303
368,100 Toyota Motor Corporation 7,350,155
9,586 Travel + Leisure Company 387,466
13 Ulta Beauty, Inc.
a
6,527
3,827 Upbound Group, Inc. 127,056
4,595 Urban Outfitters, Inc.
a
174,610
165 Vail Resorts, Inc. 36,630
158 Visteon Corporation
a
18,216
14,441 Wendy's Company 275,534
15,455 Wesfarmers, Ltd. 585,081
25,918 Whitbread plc 1,174,809
1,747 Wingstop , Inc. 491,099
12,001 Wyndham Hotels & Resorts, Inc. 935,238
308 XPEL, Inc.
a
16,463
124,500 Yamada Holdings Company, Ltd. 380,295
Shares Common Stock (78.0%) Value
Consumer Discretionary (8.5%) - continued
59,700 ZOZO, Inc. $ 1,307,222
Total 163,147,298
Consumer Staples (4.7%)
7,100 Ain Holdings, Inc. 231,698
72,194 Alimentation Couche-Tard, Inc. 4,230,312
3,971 Archer-Daniels-Midland Company 220,708
13,600 Arcs Company, Ltd. 270,603
3,599 BellRing Brands, Inc.
a
198,917
49,018 BJ's Wholesale Club Holdings,
Inc.
a
3,153,818
21,169 Carlsberg AS 2,723,761
53,494 Carrefour SA 913,262
4,226 Casey's General Stores, Inc. 1,146,767
32,984 Celsius Holdings, Inc.
a
1,645,902
286,220 Coty, Inc.
a
3,457,538
1,437 Darling Ingredients, Inc.
a
62,222
84,712 Diageo plc 3,059,613
5,666 Dollar Tree, Inc.
a
740,093
8,098 e.l.f . Beauty, Inc.
a
1,291,874
12,998 Flowers Foods, Inc. 296,354
3,323 George Weston, Ltd. 423,392
13,028 GrainCorp , Ltd. 68,448
262 Hershey Company 50,707
129,322 Imperial Brands plc 3,104,388
3,910 J & J Snack Foods Corporation 622,589
6,974 J.M. Smucker Company 917,430
63,000 Japan Tobacco, Inc. 1,660,515
178,549 Kenvue , Inc. 3,706,677
14,755 Kesko Oyj 288,158
189,819 Koninklijke Ahold Delhaize NV 5,338,290
4,384 Kroger Company 202,278
52,021 Lamb Weston Holdings, Inc. 5,329,031
8,459 Lancaster Colony Corporation 1,554,595
66 Lindt & Spruengli AG 838,791
17,786 Loblaw Companies, Ltd. 1,777,343
258 McCormick & Company, Inc. 17,585
45,109 Metro, Inc./CN 2,368,436
41,695 Nestle SA 4,751,171
5,423 Pernod-Ricard SA 889,290
78,990 Philip Morris International, Inc. 7,176,241
428 PriceSmart , Inc. 32,537
6,429 Reckitt Benckiser Group plc 464,822
57,100 Seven & I Holdings Company, Ltd. 2,255,155
1,095 SpartanNash Company 24,561
81,404 Sysco Corporation 6,588,026
328,951 Tesco plc 1,191,992
23,395 Turning Point Brands, Inc. 568,264
72,376 US Foods Holding Corporation
a
3,330,020
66,361 Walmart, Inc. 10,966,155
499,000 WH Group, Ltd.
b
294,408
36,800 Yakult Honsha Company, Ltd.
a
803,771
Total 91,248,508
Energy (4.2%)
9,874 APA Corporation 309,352
7,353 Baker Hughes Company 209,560
489,892 BP plc 2,861,170
1,297 Cactus, Inc. 55,045
1,679 California Resources Corporation 80,055
1,891 ChampionX Corporation 51,832
23 Cheniere Energy, Inc. 3,772
9,612 Chesapeake Energy Corporation 741,181
58,344 ConocoPhillips 6,526,943
29,420 Coterra Energy, Inc. 731,970

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Energy (4.2%) - continued
2,931 CVR Energy, Inc. $ 98,863
109,598 Devon Energy Corporation 4,605,308
556,700 Eneos Holdings, Inc. 2,248,264
243,159 Eni SPA 3,876,264
210,084 Enterprise Products Partners, LP 5,621,848
72,709 Equinor ASA 2,080,720
3,381 Expro Group Holdings NV
a
59,506
57,623 Exxon Mobil Corporation 5,924,221
59,696 Galp Energia SGPS SA 939,715
1,901 Gulfport Energy Corporation
a
241,237
176,341 Halliburton Company 6,286,557
11,994 Helmerich & Payne, Inc. 482,878
4,738 HF Sinclair Corporation 267,650
14,829 Imperial Oil, Ltd. 855,360
708 International Seaways, Inc. 37,977
14,335 Koninklijke Vopak NV 447,804
14,008 Liberty Energy, Inc. 291,226
2,516 Magnolia Oil & Gas Corporation 51,880
15,128 Marathon Oil Corporation 345,675
27,272 Marathon Petroleum Corporation 4,516,243
22,612 Matador Resources Company 1,241,173
4,862 Murphy Oil Corporation 188,159
9,651 Noble Corporation plc 425,899
10,084 NOV, Inc. 196,739
3,579 OMV AG 159,306
6,917 Ovintiv , Inc. 293,419
8,247 Par Pacific Holdings, Inc.
a
301,758
2,223 Patterson-UTI Energy, Inc. 24,653
8,523 Phillips 66 1,229,954
31,545 Pioneer Natural Resources
Company 7,249,987
26,196 ProPetro Holding Corporation
a
221,618
252,201 Repsol SA 3,724,561
56,581 Santos, Ltd. 285,958
264,434 Shell plc 8,198,060
31,264 Shell plc NVDR 1,966,818
9,399 SM Energy Company 348,515
1,449 Solaris Oilfield Infrastructure, Inc. 10,867
94,927 TechnipFMC plc 1,835,888
45,121 Tenaris SA ADR 1,435,299
8,977 TETRA Technologies, Inc.
a
37,614
9,890 TotalEnergies SE 641,617
3,505 U.S. Silica Holdings, Inc.
a
37,574
7,410 Viper Energy, Inc. 231,340
6,380 Williams Companies, Inc. 221,131
Total 81,357,983
Financials (13.1%)
1,328 1st Source Corporation 69,415
35,296 AB Industrivarden , Class A 1,111,188
31,319 AB Industrivarden , Class C 984,328
8,606 Allianz SE 2,299,307
26,344 Allstate Corporation 4,089,906
2,595 Amalgamated Financial
Corporation 68,923
1,426 Amerant Bancorp, Inc. 32,242
18,255 American Express Company 3,664,509
1,270 American Financial Group, Inc. 152,908
77,577 American International Group, Inc. 5,392,377
9,297 Ameriprise Financial, Inc. 3,596,359
653 Ameris Bancorp 32,415
85 Apollo Global Management, Inc. 8,534
4,371 Arthur J. Gallagher & Company 1,014,771
2,475 Artisan Partners Asset
Management, Inc. 103,702
Shares Common Stock (78.0%) Value
Financials (13.1%) - continued
494 AssetMark Financial Holdings,
Inc.
a
$ 15,151
1,773 Associated Banc-Corp 37,251
690 Assurant, Inc. 115,885
1,724 Assured Guaranty, Ltd. 139,868
546 Atlantic Union Bankshares
Corporation
c
18,651
33,856 Australia and New Zealand
Banking Group, Ltd. 597,370
1,937 AXA SA 65,016
660 Axis Capital Holdings, Ltd. 39,283
1,836 Axos Financial, Inc.
a
101,769
25,517 Azimut Holding SPA 711,379
2,637 Banca IFIS SPA 45,643
96,682 Banca Mediolanum SPA 989,413
409,855 Banco Bilbao Vizcaya Argentaria
SA 3,835,998
1,037,201 Banco Santander SA 4,168,555
30,542 Bank Hapoalim BM 259,849
88,302 Bank Leumi Le-Israel BM 670,668
196,003 Bank of America Corporation 6,666,062
242 Bank of Hawaii Corporation
c
15,302
2,638 Bank of Marin Bancorp 51,652
15,989 Bank of Montreal 1,506,078
108,794 Bank of New York Mellon
Corporation 6,033,715
38,992 Bank of Nova Scotia 1,823,368
1,818 Bank OZK 82,010
1,844 BankFinancial Corporation 19,989
283 BankUnited , Inc. 7,998
3,382 Banner Corporation 157,534
215 Bar Harbor Bankshares 5,657
243,304 Barclays plc 452,138
8,971 BAWAG Group AG
b
461,884
594 BayCom Corporation 12,124
3,452 BCB Bancorp, Inc. 42,874
6,243 Berkshire Hills Bancorp, Inc. 149,832
5,644 Block, Inc.
a
366,916
29,521 Blue Owl Capital, Inc. 458,756
174,500 BOC Hong Kong (Holdings), Ltd. 418,241
146 BOK Financial Corporation 12,241
3,479 Brighthouse Financial, Inc.
a
180,108
3,817 BrightSpire Capital, Inc. 27,292
8,364 Brookline Bancorp, Inc. 90,498
3,243 Brown & Brown, Inc. 251,527
3,108 Business First Bancshares, Inc. 70,085
3,616 Byline Bancorp, Inc. 78,973
3,031 Cadence Bank 80,685
309 Camden National Corporation 11,133
17,756 Canadian Imperial Bank of
Commerce 802,450
9,085 Canadian Western Bank 200,087
215 Capital City Bank Group, Inc. 6,145
32,470 Capital One Financial Corporation 4,393,840
13,613 Capitol Federal Financial, Inc. 86,306
98,675 Carlyle Group, Inc. 3,948,973
638 Cathay General Bancorp 26,266
5,539 Cboe Global Markets, Inc. 1,018,345
5,441 Central Pacific Financial
Corporation 104,848
317 Central Valley Community Bancorp 6,156
88,911 Charles Schwab Corporation 5,594,280
19,695 Chubb, Ltd. 4,825,275
5,178 Cincinnati Financial Corporation 573,722
5,155 Citizens Financial Group, Inc. 168,568
286 CNA Financial Corporation 12,604

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Financials (13.1%) - continued
2,553 CNB Financial Corporation $ 54,507
12,956 Columbia Banking System, Inc. 261,193
73,297 Comerica, Inc. 3,853,956
2,437 Commerce Bancshares, Inc.
a
127,016
412 Community Bank System, Inc. 18,857
1,777 Community Trust Bancorp, Inc. 73,745
404 ConnectOne Bancorp, Inc. 9,227
51,452 Credit Agricole SA 737,039
2,474 CrossFirst Bankshares , Inc.
a
34,933
1,175 Cullen/Frost Bankers, Inc. 124,691
1,984 Customers Bancorp, Inc.
a
106,025
810 CVB Financial Corporation 13,584
175,500 DBS Group Holdings, Ltd. 4,156,771
122,393 Deutsche Bank AG 1,581,033
9,795 Deutsche Boerse AG 1,950,565
953 Dime Community Bancshares, Inc. 21,738
23,222 Discover Financial Services 2,450,385
136,785 DNB Bank ASA 2,659,063
2,810 Eagle Bancorp, Inc. 69,660
4,272 East West Bancorp, Inc. 311,044
75 Eastern Bankshares , Inc. 1,047
1,429 Employers Holdings, Inc. 59,618
2,685 Enova International, Inc.
a
146,145
3,696 Enterprise Financial Services
Corporation 153,864
15,721 Equitable Holdings, Inc. 513,919
1,866 Equity Bancshares, Inc. 61,298
10,940 Euronext NV
b
962,247
287 EVERTEC, Inc. 11,526
2,716 EXOR NV 262,779
14,302 F.N.B. Corporation 188,500
8,499 FactSet Research Systems, Inc. 4,044,844
16,724 Federated Hermes, Inc. 584,671
4,788 Fidelity National Information
Services, Inc. 298,101
3,849 Fifth Third Bancorp 131,790
2,703 Financial Institutions, Inc. 56,493
8,866 First Bancorp/Puerto Rico 147,885
5,049 First Bancshares, Inc. 128,396
118 First Citizens BancShares , Inc./NC 178,180
11,310 First Commonwealth Financial
Corporation 158,453
4,065 First Financial Bancorp 91,137
1,942 First Financial Bankshares , Inc. 60,649
1,668 First Financial Corporation 65,753
1,066 First Hawaiian, Inc. 23,122
12,124 First Horizon Corporation 172,646
1,776 First Internet Bancorp 58,572
674 First Interstate BancSystem , Inc. 18,548
3,345 First Merchants Corporation 113,094
1,455 First Mid-Illinois Bancshares, Inc. 45,789
4,943 First of Long Island Corporation 59,415
262 Five Star Bancorp 6,243
1,405 FleetCor Technologies, Inc.
a
407,352
3,938 Flushing Financial Corporation 63,126
2,260 Flywire Corporation
a
48,296
8,087 Fulton Financial Corporation 126,076
9,605 Genworth Financial, Inc.
a
59,263
8,514 Glacier Bancorp, Inc. 329,151
4,914 Global Payments, Inc. 654,692
119 Great Southern Bancorp, Inc. 6,199
2,632 Green Dot Corporation
a
23,714
23,761 Groupe Bruxelles Lambert SA 1,801,306
9,268 Hamilton Lane, Inc. 1,074,532
5,094 Hancock Whitney Corporation 229,790
Shares Common Stock (78.0%) Value
Financials (13.1%) - continued
7,651 Hanmi Financial Corporation $ 128,154
2,072 Hanover Insurance Group, Inc. 273,525
5,091 Hartford Financial Services Group,
Inc. 442,713
4,410 Heartland Financial USA, Inc. 156,423
12,021 Heritage Commerce Corporation 106,867
6,502 Heritage Financial Corporation 131,015
3,009 Home BancShares , Inc. 70,531
2,312 Hometrust Bancshares, Inc. 62,771
159,400 Hong Kong Exchanges & Clearing,
Ltd. 4,832,817
12,929 Hope Bancorp, Inc. 143,253
417 Horace Mann Educators
Corporation 15,358
5,618 Horizon Bancorp, Inc. 73,652
17,380 Houlihan Lokey , Inc. 2,081,776
842,593 HSBC Holdings plc 6,578,709
7,184 Huntington Bancshares, Inc./OH 91,452
814 iA Financial Corporation, Inc. 55,338
91,555 IG Group Holdings plc 822,725
486 Independent Bank Corporation 27,260
3,615 Independent Bank Corporation/MI 91,966
9,059 Intact Financial Corporation 1,416,680
65,277 Intercontinental Exchange, Inc. 8,311,720
522 International Bancshares
Corporation 27,593
1,844,016 Intesa Sanpaolo SPA 5,681,936
5,307 Invesco Mortgage Capital, Inc. 46,755
37,196 Invesco, Ltd. 588,813
52,159 Investor AB, Class B 1,228,072
70,868 J.P. Morgan Chase & Company 12,356,544
776 Jack Henry & Associates, Inc. 128,684
18,214 Janus Henderson Group plc 523,835
113,100 KeyCorp 1,643,343
5,720 Kinsale Capital Group, Inc. 2,274,100
2,974 KKR & Company, Inc. 257,489
12,744 Laurentian Bank of Canada 251,477
5,214 Lazard, Inc. 203,242
31,983 M&T Bank Corporation 4,416,852
480,046 Man Group plc 1,442,425
190,540 Manulife Financial Corporation 4,212,019
660 MarketAxess Holdings, Inc. 148,837
2,524 Mercantile Bank Corporation 101,187
58,131 MetLife, Inc. 4,029,641
12,884 MFA Financial, Inc. 142,626
64,406 MGIC Investment Corporation 1,277,815
692 Mid Penn Bancorp, Inc. 14,795
4,864 Midland States Bancorp, Inc. 127,729
2,875 MidWestOne Financial Group, Inc. 73,313
55,300 Mitsubishi HC Capital, Inc. 392,102
339,900 Mitsubishi UFJ Financial Group,
Inc. 3,183,690
1,328 Mizrahi Tefahot Bank, Ltd. 49,425
152,700 Mizuho Financial Group, Inc. 2,773,272
29,657 Morgan Stanley 2,587,277
8,981 Mr. Cooper Group, Inc.
a
604,960
10,200 MS and AD Insurance Group
Holdings, Inc. 421,207
3,978 MSCI, Inc. 2,381,310
1,619 Muenchener Rueckversicherungs-
Gesellschaft AG 689,236
557 MVB Financial Corporation 11,937
11,501 Nasdaq, Inc. 664,413
4,267 National Bank Holdings
Corporation 149,345
4,121 National Bank of Canada 315,194

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Financials (13.1%) - continued
5,675 Navient Corporation $ 97,724
1,530 NCR Atleos Corporation
a
34,257
16,005 New York Community Bancorp,
Inc. 103,552
20,597 NMI Holdings, Inc.
a
657,456
47,700 Nomura Holdings, Inc. 256,919
11,081 Northern Trust Corporation 882,491
216 Northfield Bancorp, Inc. 2,598
219 Northrim BanCorp , Inc. 11,066
4,759 Northwest Bancshares, Inc. 58,869
11,913 NU Holdings, Ltd./Cayman
Islands
a
102,571
8,271 OceanFirst Financial Corporation 142,509
3,080 OFG Bancorp 113,252
4,417 Old National Bancorp 72,748
3,869 Old Republic International
Corporation 108,487
2,811 Old Second Bancorp, Inc. 38,286
12,425 OneMain Holdings, Inc. 591,430
94,000 ORIX Corporation 1,815,071
696 Pacific Premier Bancorp, Inc. 17,658
9,577 Paragon Banking Group plc 85,298
506 Partners Group Holding AG 682,683
82,376 PayPal Holdings, Inc.
a
5,053,768
1,150 PCB Bancorp 19,263
920 PennyMac Financial Services, Inc. 80,242
2,511 Peoples Bancorp, Inc./OH 73,572
1,499 Pinnacle Financial Partners, Inc. 132,482
17,922 Plus500, Ltd. 405,339
1,299 Popular, Inc. 111,000
3,419 Premier Financial Corporation 71,423
348 PROG Holdings, Inc.
a
10,663
1,746 Prosperity Bancshares, Inc. 111,587
5,684 Provident Financial Services, Inc. 94,070
2,873 Prudential Financial, Inc. 301,464
8,465 Radian Group, Inc. 245,316
67,389 Raymond James Financial, Inc. 7,424,920
4,640 Regions Financial Corporation 86,629
26,315 Rithm Capital Corporation 281,571
5,948 RLI Corporation 811,129
42,788 Royal Bank of Canada 4,175,844
2,944 S&T Bancorp, Inc. 98,153
3,681 Sandy Spring Bancorp, Inc. 89,743
233 Seacoast Banking Corporation of
Florida 5,722
19,923 SEI Investments Company 1,259,931
5,679 Selective Insurance Group, Inc. 595,500
543 ServisFirst Bancshares, Inc. 36,457
2,443 Shore Bancshares, Inc. 31,612
713 Simmons First National
Corporation 13,554
69,700 Singapore Exchange, Ltd. 486,690
18,616 Skandinaviska Enskilda Banken
AB 264,387
534 SmartFinancial , Inc. 12,421
116,467 Societe Generale SA 2,993,776
26,500 Sompo Holdings, Inc. 1,374,064
303 Southern First Bancshares, Inc.
a
11,359
1,444 SouthState Corporation 119,996
4,948 State Street Corporation 365,509
3,542 Stellar Bancorp, Inc. 88,656
18,700 Sumitomo Mitsui Financial Group,
Inc. 972,650
44,600 Sumitomo Mitsui Trust Holdings,
Inc.
a
914,000
6,344 Sun Life Financial, Inc. 328,843
Shares Common Stock (78.0%) Value
Financials (13.1%) - continued
6,097 Svolder AB $ 33,723
1,746 Synchrony Financial 67,867
19,517 Synovus Financial Corporation 735,010
215 T. Rowe Price Group, Inc. 23,317
1,814 Territorial Bancorp, Inc. 19,482
13,322 Texas Capital Bancshares, Inc.
a
812,642
4,020 TMX Group, Ltd. 99,420
21,200 Tokio Marine Holdings, Inc. 558,990
46,940 Toronto-Dominion Bank 2,851,419
1,843 Towne Bank/Portsmouth, VA 51,807
2,737 TPG, Inc. 113,941
13,915 Tradeweb Markets, Inc. 1,327,352
453 TriCo Bancshares 16,467
12,528 Triumph Financial, Inc.
a
885,103
2,420 TrustCo Bank Corporation NY 69,938
645 Trustmark Corporation 17,409
7,873 Two Harbors Investment
Corporation 98,098
661 UMB Financial Corporation 54,533
65,405 Unipol Gruppo SPA 406,138
2,206 United Bankshares , Inc. 79,085
1,187 United Community Banks, Inc. 32,453
46,100 United Overseas Bank, Ltd. 971,721
3,486 Univest Financial Corporation 74,043
4,460 Unum Group 215,596
6,690 Valley National Bancorp 64,358
4,263 Veritex Holdings, Inc. 89,566
14,273 Virtu Financial, Inc. 239,644
630 Vontobel Holding AG 41,498
10,953 Voya Financial, Inc. 792,669
3,601 WaFd , Inc. 104,573
705 Walker & Dunlop, Inc. 68,096
4,384 Webster Financial Corporation 216,920
186,332 Wells Fargo & Company 9,350,140
1,269 Wendel SA 115,050
1,711 Westamerica Bancorporation 81,649
22,095 Western Alliance Bancorp 1,413,196
47,259 Western Union Company 594,046
165 Willis Towers Watson plc 40,640
8,783 Wintrust Financial Corporation 851,775
1,519 WSFS Financial Corporation 67,611
2,660 XP, Inc. 65,383
4,826 Zions Bancorp NA 202,209
6,196 Zurich Insurance Group AG 3,148,123
Total 251,906,548
Health Care (10.5%)
3,797 ACADIA Pharmaceuticals, Inc.
a
98,380
3,565 Agilent Technologies, Inc. 463,806
1,684 Agios Pharmaceuticals, Inc.
a
38,092
1,164 Aldeyra Therapeutics, Inc.
a
3,643
3,719 Align Technology, Inc.
a
994,163
13,712 Alkermes plc
a
370,910
13,602 Amgen, Inc. 4,274,564
4,262 Amicus Therapeutics, Inc.
a
52,977
6,510 Amneal Pharmaceuticals, Inc.
a
34,828
1,861 Anika Therapeutics, Inc.
a
43,771
3,734 Ansell, Ltd. 58,728
5,995 Apellis Pharmaceuticals, Inc.
a
379,424
3,702 Argenx SE ADR
a
1,408,648
6,547 Ascendis Pharma AS ADR
a
850,652
178,300 Astellas Pharma, Inc. 2,075,854
50,133 AstraZeneca plc 6,646,468
52,721 AstraZeneca plc ADR 3,513,327
205,772 Avantor , Inc.
a
4,730,698

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Health Care (10.5%) - continued
5,782 Azenta , Inc.
a
$ 376,986
21,620 Baxter International, Inc. 836,478
795 Bayer AG 24,738
13,706 Biogen, Inc.
a
3,380,722
255 BioMarin Pharmaceutical, Inc.
a
22,460
128 BioMerieux 13,776
331 Bio-Rad Laboratories, Inc.
a
106,215
21,815 Bio- Techne Corporation 1,534,031
4,314 Bruker Corporation 308,494
4,211 Cardinal Health, Inc. 459,799
5,555 CareDx , Inc.
a
47,551
4,080 Certara , Inc.
a
65,933
2,268 Charles River Laboratories
International, Inc.
a
490,523
1,351 Chemed Corporation 800,859
13,498 Cigna Group 4,062,223
758 Codexis , Inc.
a
1,994
934 Cooper Companies, Inc. 348,410
38,471 CSL, Ltd. 7,554,861
16,300 Daiichi Sankyo Company, Ltd. 488,006
24,880 Danaher Corporation 5,968,961
4,967 Deciphera Pharmaceuticals, Inc.
a
71,127
8,264 Definitive Healthcare Corporation
a
70,244
1,949 Denali Therapeutics, Inc.
a
31,203
26,362 Dentsply Sirona, Inc. 916,079
13,735 Dexcom , Inc.
a
1,666,742
2,713 Dynavax Technologies
Corporation
a
35,052
10,814 Edwards Lifesciences Corporation
a
848,575
74,571 Elanco Animal Health, Inc.
a
1,099,177
15,416 Elevance Health, Inc. 7,606,871
570 Enanta Pharmaceuticals, Inc.
a
6,925
14,126 Enovis Corporation
a
829,196
8,626 Exelixis , Inc.
a
187,702
40,919 Fresenius SE & Company KGaA 1,148,708
66,723 Gilead Sciences, Inc. 5,221,742
9,351 GoodRx Holdings, Inc.
a
56,106
17,062 Halozyme Therapeutics, Inc.
a
577,549
13,695 HCA Healthcare, Inc. 4,175,605
23,000 Hoya Corporation 2,921,671
4,352 ICON plc
a
1,135,306
161 IDEXX Laboratories, Inc.
a
82,928
1,277 Illumina, Inc.
a
182,624
12,247 Immunocore Holdings plc ADR
a,c
885,336
6,954 Inspire Medical Systems, Inc.
a
1,466,390
14,197 Intuitive Surgical, Inc.
a
5,369,589
387 Ipsen SA 44,621
1,133 IQVIA Holding, Inc.
a
235,925
2,310 Jazz Pharmaceuticals, Inc.
a
283,483
29,888 Johnson & Johnson 4,749,203
1,307 Kodiak Sciences, Inc.
a
5,241
2,683 Laboratorios Farmaceuticos ROVI
SA 185,053
38,999 Laboratory Corporation of America
Holdings 8,669,478
9,288 Lantheus Holdings, Inc.
a
482,326
80 Ligand Pharmaceuticals, Inc.
a
5,848
1,148 LivaNova plc
a
55,885
775 Lonza Group AG 378,902
7,100 Medipal Holdings Corporation 113,323
37 Medpace Holdings, Inc.
a
10,788
48,345 Medtronic plc 4,232,121
61,692 Merck & Company, Inc. 7,451,160
6,562 Merck KGaA 1,076,660
10,530 Molina Healthcare, Inc.
a
3,753,313
Shares Common Stock (78.0%) Value
Health Care (10.5%) - continued
2,590 Myriad Genetics, Inc.
a
$ 55,400
7,257 Natera , Inc.
a
478,527
340 National HealthCare Corporation 31,634
10,884 Neogen Corporation
a
168,702
138,020 Novartis AG 14,273,173
66,299 Novo Nordisk AS 7,578,272
53,149 Novo Nordisk AS ADR
a
6,098,316
7,669 Nuvation Bio, Inc.
a
12,424
19,200 Ono Pharmaceutical Company,
Ltd. 346,063
29,352 Option Care Health, Inc.
a
916,956
4,408 Organon & Company 73,393
11,400 Otsuka Holdings Company, Ltd. 448,115
2,393 Pacira Pharmaceuticals, Inc.
a
77,988
15,533 Paragon 28, Inc.
a
196,958
393 Pediatrix Medical Group, Inc.
a
3,678
82,345 Pfizer, Inc. 2,229,903
10,879 Phreesia , Inc.
a
277,197
43,539 Progyny , Inc.
a
1,658,400
2,218 PTC Therapeutics, Inc.
a
57,868
928 QIAGEN NV 40,516
26,766 QIAGEN NV 1,161,286
84,264 Recordati SPA 4,650,872
8,552 Repligen Corporation
a
1,619,749
15,940 Roche Holding AG, Participation
Certificates 4,538,379
5,161 Rocket Pharmaceuticals, Inc.
a
148,276
2,427 Royalty Pharma plc 68,903
9,720 Sandoz Group AG
a
333,348
79,189 Sanofi SA 7,930,391
4,533 Sarepta Therapeutics, Inc.
a
539,382
43,533 scPharmaceuticals , Inc.
a
213,312
2,338 Sensus Healthcare, Inc.
a
7,598
7,005 ShockWave Medical, Inc.
a
1,584,881
101 Siegfried Holding AG 100,611
26,324 Sonic Healthcare, Ltd. 548,862
2,429 Sonova Holding AG 776,300
128,700 Takeda Pharmaceutical Company,
Ltd. 3,782,555
912 Tecan Group AG 348,124
953 Teleflex, Inc. 231,417
5,000 Terumo Corporation 169,260
3,693 TG Therapeutics, Inc.
a
59,974
2,518 UCB SA 236,856
4,975 Universal Health Services, Inc. 790,080
1,969 Vanda Pharmaceuticals, Inc.
a
7,088
8,100 Veeva Systems, Inc.
a
1,680,021
7,276 Veracyte , Inc.
a
182,045
18,434 Vericel Corporation
a
792,293
1,446 West Pharmaceutical Services,
Inc. 539,401
1,882 Zentalis Pharmaceuticals, Inc.
a
22,302
45,802 Zimmer Biomet Holdings, Inc. 5,752,731
32,128 Zoetis, Inc. 6,033,960
Total 201,131,470
Industrials (10.8%)
4,029 A.O. Smith Corporation 312,691
49,841 ABB, Ltd. 2,108,865
378 Acuity Brands, Inc. 90,024
10,723 Advanced Drainage Systems, Inc. 1,398,494
5,991 AECOM 528,346
1,473 Aena SME SA
b
260,583
7,717 AGCO Corporation 944,021
13,032 Air Canada
a
176,610

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Industrials (10.8%) - continued
72 Air Lease Corporation $ 3,010
7,889 Alfa Laval AB 289,470
6,084 Alight, Inc.
a
54,269
2,368 Allison Transmission Holdings, Inc. 143,359
5,173 AMETEK, Inc. 838,285
4,752 Armstrong World Industries, Inc. 471,446
19,984 ASGN, Inc.
a
1,854,915
126,753 Assa Abloy AB 3,476,293
107,561 Aurizon Holdings, Ltd. 265,142
1,692 AZZ, Inc. 105,665
24,064 Badger Infrastructure Solutions,
Ltd. 836,230
24,831 Barnes Group, Inc. 822,154
7,834 Beacon Roofing Supply, Inc.
a
649,360
53 Boise Cascade Company 7,179
3,558 Booz Allen Hamilton Holding
Corporation 500,860
327 Boyd Group Services, Inc. 70,286
95 Brady Corporation 5,722
105,902 Brambles, Ltd. 1,009,753
13,383 Brenntag AG 1,183,187
152 Builders FirstSource , Inc.
a
26,407
13,609 Bunzl plc 553,066
48,321 Canadian National Railway
Company 5,994,255
1,087 Cargotec Oyj 61,796
14,086 Carlisle Companies, Inc. 4,426,666
7,779 Casella Waste Systems, Inc.
a
663,860
21,635 Caterpillar, Inc. 6,497,207
204,500 CK Hutchison Holdings, Ltd. 1,056,206
316,659 CNH Industrial NV 3,799,908
182 Columbus McKinnon Corporation 7,111
258,400 ComfortDelGro Corporation, Ltd. 268,758
50,066 Compagnie de Saint-Gobain SA 3,539,980
47,273 Compania de Distribucion Integral
Logista Holdings SA 1,337,111
25,237 Computershare, Ltd. 418,008
7,093 Conduent Incorporated
a
25,535
1,387 CSW Industrials, Inc. 293,448
114,654 CSX Corporation 4,093,148
2,845 Cummins, Inc. 680,808
2,843 Curtiss-Wright Corporation 632,767
5,900 Dai Nippon Printing Company, Ltd. 170,746
7,100 Daikin Industries, Ltd. 1,137,650
14,467 Daimler Truck Holding AG 517,007
92,035 Delta Air Lines, Inc. 3,602,250
48,080 Deutsche Post AG 2,302,741
2,666 Donaldson Company, Inc. 172,197
40 Dover Corporation 5,991
22,515 DSV AS 4,028,155
31,921 Eiffage SA 3,339,886
3,848 EMCOR Group, Inc. 877,767
298 Equifax, Inc. 72,813
73,221 ExlService Holdings, Inc.
a
2,290,353
2,394 Expeditors International of
Washington, Inc. 302,434
6,004 Experian plc 249,901
2,000 FANUC Corporation 55,325
83,956 Fastenal Company 5,728,318
3,010 Ferguson plc 565,459
10,076 Finning International, Inc. 291,612
121,252 Flowserve Corporation 4,841,592
12,396 Fluor Corporation
a
467,453
4,753 Gates Industrial Corporation plc
a
61,219
25,741 General Dynamics Corporation 6,821,108
Shares Common Stock (78.0%) Value
Industrials (10.8%) - continued
2,033 Gibraltar Industries, Inc.
a
$ 164,510
79 GMS, Inc.
a
6,649
3,721 Graco , Inc. 317,401
869 Griffon Corporation 50,628
11,139 Helios Technologies, Inc. 459,595
1,588 Herc Holdings, Inc. 234,214
12,766 Hexcel Corporation 847,535
5,072 Hillman Solutions Corporation
a
44,583
13,500 Hitachi, Ltd. 1,060,430
25,436 Honeywell International, Inc. 5,144,685
52,879 Howden Joinery Group plc 535,499
58,283 Howmet Aerospace, Inc. 3,279,002
756 Hubbell, Inc. 253,691
7,064 IDEX Corporation 1,494,036
4,114 IMCD NV 627,961
43,500 Inaba Denki Sangyo Company,
Ltd. 1,039,380
5,454 Ingersoll Rand, Inc. 435,556
2,357 Interface, Inc. 29,250
8,600 ITOCHU Corporation 390,303
60,647 Janus International Group, Inc.
a
858,155
23,500 Jardine Matheson Holdings, Ltd. 947,050
23,660 JB Hunt Transport Services, Inc. 4,755,187
428 Johnson Controls International plc 22,551
27,900 Kajima Corporation 497,927
12,700 Kawasaki Kisen Kaisha, Ltd. 618,792
4,085 Kennametal, Inc. 100,164
17,300 Kubota Corporation 261,878
20,710 L3Harris Technologies, Inc. 4,316,378
21,997 Legalzoom.com, Inc.
a
226,789
38,072 Legrand SA 3,712,856
5,790 Lincoln Electric Holdings, Inc. 1,286,654
14,395 Masco Corporation 968,640
4,524 Masterbrand, Inc.
a
63,653
1,590 Matson, Inc. 178,128
14,600 MEITEC Group Holdings, Inc. 288,837
8,946 Middleby Corporation
a
1,262,012
132,200 Mitsubishi Corporation
a
2,278,460
13,100 Mitsui & Company, Ltd. 531,300
2,322 MSC Industrial Direct Company,
Inc. 229,135
567 MYR Group, Inc.
a
81,563
178 National Presto Industries, Inc. 14,092
1,050 NEXTracker , Inc.
a
47,533
2,800 Nidec Corporation 104,431
76,000 Nihon M&A Center Holdings, Inc. 456,827
3,700 Nishimatsu Construction
Company, Ltd. 101,709
20,100 Nitto Kogyo Corporation 546,976
8,497 Northrop Grumman Corporation 3,796,120
22,253 nVent Electric plc 1,336,070
3,069 Old Dominion Freight Line, Inc. 1,200,040
9,951 Oshkosh Corporation 1,095,605
2,285 Otis Worldwide Corporation 202,085
7,908 Owens Corning, Inc. 1,198,299
10,381 PACCAR, Inc. 1,042,149
18,876 PageGroup plc 109,704
12,469 Parker-Hannifin Corporation 5,791,850
787 Paycom Software, Inc. 149,719
1,177 Paylocity Holding Corporation
a
186,449
15,686 Pentair plc 1,147,745
57,700 Persol Holdings Company, Ltd.
a
91,726
247,844 Qantas Airways, Ltd.
a
893,571
46,800 Recruit Holdings Company, Ltd. 1,848,540
27,830 Redde Northgate plc 125,205

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Industrials (10.8%) - continued
9,576 Regal Rexnord Corporation $ 1,278,013
127,544 RELX plc 5,264,254
1,183 Republic Services, Inc. 202,435
2,428 Resideo Technologies, Inc.
a
40,718
1,537 Rockwell Automation, Inc. 389,291
446 Rockwool International AS 121,592
1,743 Rush Enterprises, Inc. 78,278
14,543 Russel Metals, Inc. 476,924
3,485 Saia, Inc.
a
1,570,271
2,700 Sankyu, Inc. 100,932
1,734 Schindler Holding AG,
Participation Certificates 431,920
4,133 Schneider Electric SE 811,925
11,238 Schneider National, Inc. 275,556
26,900 Secom Company, Ltd. 1,952,412
22,148 Sensata Technologies Holding plc 801,093
9,500 SG Holdings Company, Ltd. 123,026
26,375 Siemens AG 4,721,735
4,048 Simpson Manufacturing Company,
Inc. 732,648
20,100 Singapore Technologies
Engineering, Ltd. 55,696
4,407 SiteOne Landscape Supply, Inc.
a
681,102
46,015 SKF AB 906,732
5,579 SkyWest, Inc.
a
297,138
2,300 SMC Corporation 1,280,282
237 Snap-On, Inc. 68,713
18,000 Sohgo Security Services
Company, Ltd. 98,262
26,600 Sojitz Corporation 627,798
25,736 Southwest Airlines Company 769,249
2,661 SS&C Technologies Holdings, Inc. 162,374
2,214 Standex International Corporation 326,919
681 Sterling Construction Company,
Inc.
a
51,143
3,100 Taikisha, Ltd. 92,432
3,200 Takara Standard Company, Ltd. 38,234
17,500 Techtronic Industries Company,
Ltd. 185,869
3,594 Terex Corporation 220,779
4,379 Textron, Inc. 370,945
4,568 Thales SA 668,086
365 Thermon Group Holdings, Inc.
a
11,965
8,469 Thomson Reuters Corporation 1,257,389
15,813 Timken Company 1,295,243
657 Titan Machinery, Inc.
a
17,562
40,200 TOPPAN Holdings, Inc. 1,108,091
18,139 Toromont Industries, Ltd. 1,588,790
3,367 Trane Technologies plc 848,652
17,670 TransUnion 1,222,587
18,478 Trelleborg AB 562,419
3,166 Trex Company, Inc.
a
257,966
17,800 Tsubakimoto Chain Company 514,784
95,948 Uber Technologies, Inc.
a
6,262,526
73 UniFirst Corporation/MA 12,368
58,905 United Parcel Service, Inc. 8,358,619
374 United Rentals, Inc. 233,900
3,405 Upwork , Inc.
a
46,683
88 Valmont Industries, Inc. 19,862
81,582 Ventia Services Group Pty, Ltd. 175,033
4,691 Verra Mobility Corporation
a
112,162
3,100 Vertiv Holdings Company 174,623
17,036 Vinci SA 2,152,019
1,539 Wabash National Corporation 38,937
1,974 Watsco , Inc. 771,795
23,912 Werner Enterprises, Inc. 945,720
Shares Common Stock (78.0%) Value
Industrials (10.8%) - continued
12,764 WillScot Mobile Mini Holdings
Corporation
a
$ 603,737
536 Wolters Kluwer NV 79,015
9,100 Yuasa Trading Company, Ltd. 303,204
Total 207,322,130
Information Technology (13.4%)
2,906 8x8, Inc.
a
9,764
12,376 Adobe, Inc.
a
7,645,645
44,911 Advanced Micro Devices, Inc.
a
7,531,126
45,600 Advantest Corporation
a
1,814,782
5,040 Agilysys , Inc.
a
421,898
397 Alpha and Omega Semiconductor,
Ltd.
a
10,187
4,009 Amkor Technology, Inc. 126,925
22,542 Amphenol Corporation 2,278,996
62,808 Apple, Inc. 11,581,795
25,280 Applied Materials, Inc. 4,153,504
1,967 AppLovin Corporation
a
80,903
6,096 Arista Networks, Inc.
a
1,576,913
1,054 ASM International NV 584,160
14,884 ASML Holding NV 12,913,129
9,100 ASMPT, Ltd. 87,818
106,900 Canon, Inc. 2,944,790
21,014 CDW Corporation 4,764,294
24,648 CGI, Inc.
a
2,760,239
11,653 Check Point Software
Technologies, Ltd.
a
1,852,011
124,503 Cisco Systems, Inc. 6,247,561
21,141 Cognex Corporation 764,036
217 Cognizant Technology Solutions
Corporation 16,735
8,624 CommScope Holding Company,
Inc.
a
20,008
7,810 CommVault Systems, Inc.
a
716,021
864 Constellation Software, Inc./
Canada 2,387,968
1,441 Corning, Inc. 46,818
21,131 Crane NXT Company 1,231,515
2,576 Credo Technology Group Holding,
Ltd.
a
52,834
1,805 CyberArk Software, Ltd.
a
421,431
41,510 Dassault Systemes SE 2,151,798
2,646 Datadog , Inc.
a
329,268
4,063 Descartes Systems Group, Inc.
a
355,756
9,748 Descartes Systems Group, Inc.
a
853,827
2,900 DISCO Corporation 782,534
3,069 DocuSign, Inc.
a
186,963
5,350 Dolby Laboratories, Inc. 445,013
19,395 Dropbox, Inc.
a
614,434
28,837 Dynatrace Holdings, LLC
a
1,643,709
962 Elastic NV
a
112,612
3,397 Enphase Energy, Inc.
a
353,730
1,242 EPAM Systems, Inc.
a
345,413
404 F5, Inc.
a
74,215
5,000 Ferrotec Holdings Corporation 96,432
95 First Solar, Inc.
a
13,898
32,733 Flex, Ltd.
a
777,081
61,316 Fortinet, Inc.
a
3,954,269
7,100 Fuji Soft, Inc. 311,210
28,300 FUJIFILM Holdings NPV 1,793,794
13,700 Fujitsu, Ltd. 1,896,276
24 Gartner, Inc.
a
10,979
13,602 Gitlab , Inc.
a
967,238
4,287 Globant SA
a
1,010,917

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Information Technology (13.4%) - continued
1,489 GoDaddy , Inc.
a
$ 158,817
37,460 Grid Dynamics Holdings, Inc.
a
488,853
22,186 Guidewire Software, Inc.
a
2,477,732
17,360 Hackett Group, Inc. 401,363
78,071 Halma plc 2,160,933
20,829 Hewlett Packard Enterprise
Company 318,475
194 HP, Inc. 5,570
2,800 HubSpot , Inc.
a
1,710,800
60,883 Infineon Technologies AG 2,219,597
2,339 IPG Photonics Corporation
a
228,965
15,130 IRESS, Ltd. 80,331
4,403 Jabil, Inc. 551,652
16,337 JFrog , Ltd.
a
531,443
5,100 Keyence Corporation 2,281,729
3,851 Keysight Technologies, Inc.
a
590,204
30,750 Knowles Corporation
a
501,532
7,644 Kyndryl Holdings, Inc.
a
156,855
1,318 Lam Research Corporation 1,087,574
25,464 Lattice Semiconductor
Corporation
a
1,549,739
2,587 Littelfuse , Inc. 625,795
7,482 LiveRamp Holding, Inc.
a
295,389
7,380 Marvell Technology, Inc. 499,626
659 Microchip Technology, Inc. 56,134
94,867 Microsoft Corporation 37,717,222
10,642 MKS Instruments, Inc. 1,132,841
1,003 MongoDB, Inc.
a
401,722
2,776 Monolithic Power Systems, Inc. 1,673,151
355 Motorola Solutions, Inc. 113,422
60,300 Murata Manufacturing Company,
Ltd.
a
1,217,585
1,437 Nemetschek SE 132,597
11,000 Net One Systems Company, Ltd. 178,850
3,035 NetApp, Inc. 264,652
2,777 NICE, Ltd.
a
576,177
10,400 Nomura Research Institute, Ltd. 318,069
5,633 Nova, Ltd.
a
815,715
7,900 NSD Company, Ltd. 148,251
84,800 NTT Data Group Corporation 1,221,428
37,207 NVIDIA Corporation 22,892,351
4,574 Onto Innovation, Inc.
a
738,701
200 OSI Systems, Inc.
a
25,606
5,000 Otsuka Corporation 210,389
22,301 PagerDuty , Inc.
a
528,088
5,582 Palo Alto Networks, Inc.
a
1,889,563
14,174 PDF Solutions, Inc.
a
442,229
485 Procore Technologies, Inc.
a
34,624
11,832 PTC, Inc.
a
2,137,451
6,348 Q2 Holdings, Inc.
a
270,107
1,936 Qorvo , Inc.
a
193,097
92,715 QUALCOMM, Inc. 13,769,105
1,970 Rapid7, Inc.
a
108,409
64,000 Renesas Electronics Corporation
a
1,050,086
982 Reply SPA 134,642
1,344 RingCentral, Inc.
a
45,548
81,000 Rohm Company, Ltd.
a
1,397,998
22,109 Salesforce, Inc.
a
6,214,619
120,299 Samsung Electronics Company,
Ltd. 6,536,668
25,505 SAP SE 4,418,635
1,400 SCREEN Holdings Company, Ltd.
a
137,283
11,393 ServiceNow , Inc.
a
8,720,202
47,838 Shopify, Inc.
a
3,830,389
4,693 Silicon Laboratories, Inc.
a
578,928
Shares Common Stock (78.0%) Value
Information Technology (13.4%) - continued
3,600 Skyworks Solutions, Inc. $ 376,056
7,113 SolarWinds Corporation
a
84,076
744 Sopra Steria Group 174,508
2,039 Sprinklr , Inc.
a
25,447
29,201 Sprout Social, Inc.
a
1,790,897
4,376 SPS Commerce, Inc.
a
804,309
209 Squarespace, Inc.
a
6,479
65,510 STMicroelectronics NV 2,876,369
18,100 Sumco Corporation 274,404
3,355 Synopsys, Inc.
a
1,789,389
3,503 TE Connectivity, Ltd. 498,092
6,647 TeamViewer SE
a,b
95,295
487 Teledyne Technologies, Inc.
a
203,795
2,035 Tenable Holdings, Inc.
a
95,848
3,956 Teradata Corporation
a
182,688
127 Teradyne, Inc. 12,267
26,800 TIS, Inc. 596,081
9,300 Tokyo Electron, Ltd. 1,725,824
42,152 TTM Technologies, Inc.
a
586,334
12,422 Tyler Technologies, Inc.
a
5,251,401
4,100 ULVAC, Inc. 200,668
7,895 Unisys Corporation
a
53,212
3,281 Universal Display Corporation 557,015
4,016 Upland Software, Inc.
a
16,666
23,472 Varonis Systems, Inc.
a
1,053,423
2,827 VeriSign, Inc.
a
562,234
8,709 Viavi Solutions, Inc.
a
85,609
9,338 Vishay Intertechnology , Inc. 202,915
10,351 Vontier Corporation 358,041
10,850 Western Digital Corporation
a
621,163
11,097 Wolfspeed , Inc.
a
361,207
9,153 Workiva , Inc.
a
850,680
1,781 Xerox Holdings Corporation 32,877
7,541 Yext , Inc.
a
44,718
1,741 Zoom Video Communications,
Inc.
a
112,486
Total 257,883,153
Materials (3.7%)
96,152 Acerinox SA 1,015,091
7,091 Agnico Eagle Mines, Ltd. 348,524
172 Albemarle Corporation 19,735
21,953 Alcoa Corporation 653,102
540 AptarGroup, Inc. 70,135
704 Arkema SA 76,618
132,583 Axalta Coating Systems, Ltd.
a
4,298,341
31,731 Barrick Gold Corporation 495,631
6,703 BASF SE 320,429
15,356 Berry Plastics Group, Inc. 1,005,204
176,432 BHP Group, Ltd. 5,397,781
272,254 BlueScope Steel, Ltd. 4,156,871
1,943 CCL Industries, Inc. 83,157
12,515 Celanese Corporation 1,830,819
63,983 CF Industries Holdings, Inc. 4,831,356
2,994 Chemours Company 90,329
10,699 Cleveland-Cliffs, Inc.
a
214,515
19,911 Corteva , Inc. 905,552
3,410 Eagle Materials, Inc. 771,615
36,704 Eastman Chemical Company 3,066,619
7,486 Evonik Industries AG 137,713
44,184 Evraz plc
a,d
6
79,426 Fortescue, Ltd. 1,535,051
1,816 Franco-Nevada Corporation 196,582
476,703 Glencore plc 2,522,212
106,503 Granges AB 1,056,048

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Materials (3.7%) - continued
14,052 Heidelberg Materials AG $ 1,297,619
55,744 Hexpol AB 638,077
74,757 Holcim AG 5,709,855
14,857 Huntsman Corporation 364,591
124,369 Independence Group NL 604,586
1,122 Ingevity Corporation
a
48,874
3,459 Innospec , Inc. 401,624
170 Israel Corporation, Ltd.
a
38,960
17,900 JFE Holdings, Inc. 282,620
864 Kaiser Aluminum Corporation 56,074
42,100 Kyoei Steel, Ltd. 605,134
4,149 Louisiana-Pacific Corporation 276,116
493 LyondellBasell Industries NV 46,401
3,563 Martin Marietta Materials, Inc. 1,811,500
73,800 Mitsubishi Chemical Group
Corporation 444,995
19,438 Mondi plc 348,321
17,785 Mosaic Company 546,177
1,050 Myers Industries, Inc. 19,688
2,523 Newmont Corporation 87,069
13,500 Nippon Steel Corporation 324,873
14,925 Norsk Hydro ASA 87,468
43,900 Nucor Corporation 8,206,227
4,985 O-I Glass, Inc.
a
72,582
2,764 Orion SA 61,914
1,343 PPG Industries, Inc. 189,417
67,608 Ranpak Holdings Corporation
a
278,545
597 Reliance Steel & Aluminum
Company 170,396
23,245 Rio Tinto, Ltd. 2,000,177
9,414 RPM International, Inc. 1,004,097
719 Ryerson Holding Corporation 24,676
2,847 Schnitzer Steel Industries, Inc. 74,962
37,000 Shin-Etsu Chemical Company, Ltd. 1,456,401
16,118 Solvay SA 440,801
184,811 SSAB AB, Class A 1,437,795
1,161 Steel Dynamics, Inc. 140,121
16,537 Summit Materials, Inc.
a
598,309
6,544 SunCoke Energy, Inc. 67,076
16,118 Syensqo SA
a
1,436,864
16,300 Taiyo Holdings Company, Ltd. 359,151
3,362 Teck Resources, Ltd. 134,514
2,435 TimkenSteel Corporation
a
50,039
36,500 Toagosei Company, Ltd. 349,368
899 TriMas Corporation 22,187
5,113 Trinseo plc 30,831
32,466 Tronox Holdings plc 447,706
15,100 UBE Corporation 251,045
8,086 United States Steel Corporation 380,204
937 Vidrala SA 93,916
2,670 Vulcan Materials Company 603,447
5,051 Wheaton Precious Metals
Corporation 236,740
59,154 Yara International ASA 1,955,197
Total 71,714,363
Real Estate (2.1%)
22,065 Agree Realty Corporation 1,315,295
1,640 Anywhere Real Estate, Inc.
a
11,677
1,336 Apartment Income REIT
Corporation 43,674
15,462 AvalonBay Communities, Inc. 2,767,853
3,066 Brixmor Property Group, Inc. 68,801
4,404 Canadian Apartment Properties
REIT 152,876
Shares Common Stock (78.0%) Value
Real Estate (2.1%) - continued
33,900 CapitaLand Integrated
Commercial Trust $ 50,537
2,293 CareTrust REIT, Inc. 47,970
39,134 CBRE Group, Inc.
a
3,377,656
261 Centerspace 14,292
2,873 Chatham Lodging Trust 30,167
39,511 Compass, Inc.
a
135,918
12,454 CoStar Group, Inc.
a
1,039,660
39,165 Crown Castle, Inc. 4,239,611
2,647 CubeSmart 114,403
9,501 Cushman and Wakefield plc
a
99,951
1,400 Daito Trust Construction Company,
Ltd. 159,251
18,000 Daiwa House Industry Company,
Ltd. 556,595
5,282 DigitalBridge Group, Inc. 103,738
6,703 Douglas Elliman , Inc. 14,478
8,545 Dream Industrial REIT 85,294
790 EastGroup Properties, Inc. 140,170
13,185 Elme Communities 190,919
10,581 EPR Properties 468,421
46,006 Equity Commonwealth 879,175
10,162 Equity Residential 611,651
44,077 Essential Properties Realty Trust,
Inc. 1,097,958
1,196 Essex Property Trust, Inc. 278,991
8,500 First Industrial Realty Trust, Inc. 437,920
741 FirstService Corporation 124,021
3,409 FirstService Corporation 571,451
372 Forestar Group, Inc.
a
11,629
21,018 Four Corners Property Trust, Inc. 492,031
4,361 Getty Realty Corporation 120,625
245,392 Healthcare Realty Trust, Inc. 3,953,265
43,000 Henderson Land Development
Company, Ltd. 112,042
1,800 Howard Hughes Holdings, Inc.
a
144,144
30,000 Hysan Development Company,
Ltd. 51,780
10,194 Independence Realty Trust, Inc. 149,750
6,465 Industrial Logistics Properties Trust 25,731
451 Innovative Industrial Properties,
Inc. 42,047
8,902 InterRent REIT 89,189
12,640 Invitation Homes, Inc. 416,235
8,550 Kennedy-Wilson Holdings, Inc. 89,348
8,927 LEG Immobilien AG
a
740,756
45,834 LXP Industrial Trust 416,631
22,000 Mitsubishi Estate Company, Ltd. 304,830
10,116 National Storage Affiliates Trust 377,833
16,420 NetSTREIT Corporation 298,351
13,951 NNN REIT, Inc. 562,783
6,514 Nyfosa AB 58,264
9,351 Park Hotels & Resorts, Inc. 141,013
3,346 Peakstone Realty Trust 48,450
10,946 Pebblebrook Hotel Trust 166,598
18,088 Phillips Edison and Company, Inc. 627,834
1,391 Plymouth Industrial REIT, Inc. 30,797
14,660 PSP Swiss Property AG 1,951,203
4,833 Realty Income Corporation 262,867
5,872 Regency Centers Corporation 367,998
10,373 Rexford Industrial Realty, Inc. 545,516
1,016 RMR Group, Inc. 26,507
4,482 Sabra Health Care REIT, Inc. 59,790
18,134 SBA Communications Corporation 4,059,477
12,839 Service Properties Trust 99,245
4,054 Simon Property Group, Inc. 561,925

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (78.0%) Value
Real Estate (2.1%) - continued
29,245 STAG Industrial, Inc. $ 1,080,310
9,789 Summit Hotel Properties, Inc. 63,433
58,500 Swire Pacific, Ltd. 452,617
3,112 Swiss Prime Site AG 315,200
3,873 TAG Immobilien AG
a
54,210
807 Tanger , Inc. 21,708
3,706 Terreno Realty Corporation 221,359
12,694 Tricon Residential, Inc. 139,738
25,557 UDR, Inc. 920,563
3,929 Ventas, Inc. 182,266
2,959 Welltower , Inc. 255,983
944 Zillow Group, Inc.
a
52,005
Total 40,396,250
Utilities (2.1%)
3,901 ACEA SPA 61,560
9,957 Alliant Energy Corporation 484,508
2,634 American Electric Power
Company, Inc. 205,821
688 American Water Works Company,
Inc. 85,326
798 Artesian Resources Corporation 29,127
24,070 ATCO, Ltd. 673,162
3,060 Boralex , Inc. 73,811
83,520 Canadian Utilities, Ltd. 1,903,420
34,310 Capital Power Corporation 943,209
13,849 Clearway Energy, Inc., Class A 311,049
14,095 Clearway Energy, Inc., Class C 341,663
16,000 CLP Holdings, Ltd. 127,255
45,549 Constellation Energy Corporation 5,556,978
51,190 Contact Energy, Ltd. 252,510
5,794 DTE Energy Company 610,803
45,915 Duke Energy Corporation 4,400,034
120,506 E.ON SE 1,630,352
96,984 EDP - Energias de Portugal SA 432,589
545,813 Enel SPA 3,724,272
38,109 Entergy Corporation 3,801,754
26,342 Evergy , Inc. 1,337,383
9,955 Eversource Energy 539,760
33,675 Fortis, Inc. 1,351,058
35,571 Hera SPA 125,303
33,323 Hydro One, Ltd. 988,945
48,004 Iren SPA 100,749
281,166 Italgas SPA 1,603,033
594 NextEra Energy Partners, LP 17,731
72,183 NiSource, Inc. 1,874,592
11,242 Northwestern Energy Group, Inc. 540,965
4,455 OGE Energy Corporation 148,084
34,011 Origin Energy, Ltd. 189,823
19,340 Portland General Electric
Company 791,586
49,848 Public Service Enterprise Group,
Inc. 2,890,686
2,225 RWE AG 82,159
42,505 Superior Plus Corporation 291,492
54,162 TransAlta Corporation 392,382
33,456 UGI Corporation 740,716
817 Veolia Environnement SA 26,621
1,455 Verbund AG 118,318
Total 39,800,589
Total Common Stock
(cost $1,151,891,653) 1,500,195,868
Shares
Registered Investment
Companies ( 6.0% ) Value
U.S. Affiliated  (4.7%)
6,287,036 Thrivent Core Emerging Markets
Equity Fund $ 53,439,806
3,908,105 Thrivent Core Small Cap Value
Fund 37,947,703
Total 91,387,509
U.S. Unaffiliated  (1.3%)
7,758 Communication Services Select
Sector SPDR Fund 588,677
8,088 Industrial Select Sector SPDR
Fund
c
913,054
5,276 Invesco QQQ Trust Series 1 2,199,934
25,309 iShares Biotechnology ETF 3,401,023
34,767 SPDR S&P 500 ETF Trust 16,788,289
1,743 SPDR S&P Oil & Gas Exploration
ETF
c
231,854
Total 24,122,831
Total Registered Investment
Companies (cost $117,384,503) 115,510,340
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,940,875 Thrivent Cash Management Trust 1,940,875
Total Collateral Held for
Securities Loaned
(cost $1,940,875) 1,940,875
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,877 Bayerische Motoren Werke AG 183,402
Total 183,402
Total Preferred Stock
(cost $131,475) 183,402
Shares or
Principal
Amount Short-Term Investments ( 16.2% ) Value
Federal Home Loan Bank Discount
Notes
30,000,000 5.255%, 2/6/2024
e
29,974,000
200,000 5.240%, 3/1/2024
e,f
199,129
9,800,000 5.256%, 3/6/2024
e,f
9,750,217
3,500,000 5.244%, 3/13/2024
e,f
3,478,665
400,000 5.230%, 3/20/2024
e,f
397,155
700,000 5.230%, 4/3/2024
e,f
693,654
2,300,000 5.210%, 4/10/2024
e,f
2,276,834
2,700,000 5.205%, 4/12/2024
e,f
2,672,028
U.S. Treasury Bills
86,040,000 5.189%, 2/1/2024
e
86,040,000
30,000,000 5.270%, 2/6/2024
e
29,978,123
40,000,000 5.264%, 2/13/2024
e
39,929,900
30,615,000 5.242%, 2/15/2024
e
30,552,529
10,000,000 5.253%, 2/20/2024
e
9,972,228
65,375,000 5.267%, 2/27/2024
e
65,126,530
Total Short-Term Investments
(cost $311,046,987) 311,040,992
Total Investments (cost
$1,582,395,493) 100.3% $1,928,871,477
Other Assets and Liabilities, Net
(0.3%) (4,861,247)
Total Net Assets 100.0% $1,924,010,230

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $7,072,181 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
January 31, 2024:
Securities Lending Transactions
Common Stock $ 1,939,086
Total lending $1,939,086
Gross amount payable upon return of
collateral for securities loaned $1,940,875
Net amounts due to counterparty $1,789
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 94,287,576 74,389,212 19,898,364 –
Consumer Discretionary 163,147,298 102,163,333 60,983,965 –
Consumer Staples 91,248,508 53,300,889 37,947,619 –
Energy 81,357,983 55,039,184 26,318,799 –
Financials 251,906,548 159,064,815 92,841,733 –
Health Care 201,131,470 131,177,634 69,953,836 –
Industrials 207,322,130 129,555,291 77,766,839 –
Information Technology 257,883,153 196,638,070 61,245,083 –
Materials 71,714,363 34,406,008 37,308,349 6
Real Estate 40,396,250 34,997,847 5,398,403 –
Utilities 39,800,589 24,708,566 15,092,023 –
Registered Investment Companies
U.S. Unaffiliated 24,122,831 24,122,831 – –
Preferred Stock
Consumer Discretionary 183,402 – 183,402 –
Short-Term Investments 311,040,992 – 311,040,992 –
Subtotal Investments in Securities $1,835,543,093 $1,019,563,680 $815,979,407 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 91,387,509
Collateral Held for Securities Loaned 1,940,875
Subtotal Other Investments $93,328,384
Total Investments at Value $1,928,871,477
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 20,119,470 20,119,470 – –
Total Return Swaps 6,808 – 6,808 –
Total Asset Derivatives $20,126,278 $20,119,470 $6,808 $–
Liability Derivatives
Futures Contracts 5,568,609 5,568,609 – –
Total Liability Derivatives $5,568,609 $5,568,609 $– $–

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $19,069,715 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 13 March 2024 $ 1,265,022 $ 6,313
CME E-mini S&P 500 Index 1,600 March 2024 371,320,898 18,319,102
CME E-mini S&P Mid-Cap 400 Index 6 March 2024 1,634,295 11,685
ICE mini MSCI EAFE Index 574 March 2024 62,304,730 1,782,370
ICE US mini MSCI Emerging Markets Index 275 March 2024 13,534,818 (48,818)
Total Futures Long Contracts $ 450,059,763 $ 20,070,652
CME E-mini Russell 2000 Index (826) March 2024 ( $ 78,034,418) ( $ 2,744,252)
CME E-mini S&P Mid-Cap 400 Index (320) March 2024 (85,010,061) (2,775,539)
Total Futures Short Contracts ( $ 163,044,479) ($5,519,791)
Total Futures Contracts $ 287,015,284 $14,550,861
The following table presents Global Stock Fund's total rate of return swap contracts held as of January 31, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 500 Growth Total
Return Index Swap
SOFRRATE 1
day + 56 bps
Total Return Goldman
Sachs &
Co. LLC
3/4/2024 ( $ 101,381) $ 6,808 $ – $ 6,808
Total Rate of Return Swaps $ 6,808 $ – $6,808

Global Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $49,160 $1,769 $– $53,440 6,287 2.8%
Core Small Cap Value 32,744 606 – 37,948 3,908 1.9
Total U.S. Affiliated Registered Investment
Companies 81,904 91,388 4.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,866 26,758 30,683 1,941 1,941 0.1
Total Collateral Held for Securities Loaned 5,866 1,941 0.1
Total Value $87,770 $93,329
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,511 $– $1,769
Core Small Cap Value – 4,598 – 606
Total Income/Non Cash Income from Affiliated Investments $2,375
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $7,109 $–

Government Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .3% ) Value
Asset-Backed Securities (5.0%)
Cascade Funding Mortgage Trust,
LLC
$ 268,032
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 254,555
372,529
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
360,315
ECMC Group Student Loan Trust
158,722
6.459%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
157,831
Finance of America HECM Buyout
184,467
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
179,429
Goodgreen
206,280
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
187,360
Helios Issuer, LLC
687,300
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
706,565
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
459,749
1.650%,  3/25/2051, Ser.
2021-1 408,257
Missouri Higher Education Loan
Auth.
447,155
1.530%,  1/25/2061, Ser.
2021-1 386,959
684,873
6.150%,  (TSFR1M +
0.700%), 3/25/2061, Ser.
2021-2
b
664,433
Navient Student Loan Trust
493,853
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
425,067
New Hampshire Higher Education
Loan Corporation
214,725
6.650%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
214,783
RMF Buyout Issuance Trust
173,736
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
167,446
SLM Student Loan Trust
90,057
5.859%,  (SOFR30A +
0.514%), 3/25/2025, Ser.
2010-1, Class A
b
87,055
Total 4,200,055
Collateralized Mortgage Obligations (11.5%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
840,933
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
685,786
769,883
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
647,792
Federal Home Loan Mortgage
Corporation - REMIC
88,690
4.000%,  1/25/2051, Ser.
5249, Class LA 86,033
638,328
1.500%,  3/25/2050, Ser.
4982, Class JA 506,730
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 742,992
Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (11.5%) -
continued
$ 444,174
4.000%,  9/25/2052, Ser.
5256, Class A $ 425,627
31,969
2.000%,  1/15/2041, Ser.
4074, Class JA 30,494
153,420
1.750%,  6/15/2042, Ser.
4097, Class QN 134,138
145,313
1.750%,  12/15/2042, Ser.
4141, Class KM 122,700
185,475
3.000%,  5/15/2045, Ser.
4631, Class PA 171,415
136,769
3.000%,  3/15/2047, Ser.
4734, Class JA 126,107
144,313
3.500%,  8/15/2047, Ser.
4860, Class CA 137,567
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 634,688
210,071
2.000%,  9/25/2049, Ser.
4906, Class KE 178,390
Federal Home Loan Mortgage
Corporation - SCRT
330,559
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
295,734
496,466
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
457,086
362,371
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
301,614
521,795
2.500%,  9/25/2060, Ser.
2021-1, Class MTU
c
425,756
367,599
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
294,962
457,800
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
373,508
Federal Home Loan Mortgage
Corporation - SLST
400,094
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
359,816
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
574,828
Federal National Mortgage
Association - REMIC
443,629
4.500%,  6/25/2052, Ser.
2022-43, Class MA 433,208
258,774
4.000%,  7/25/2052, Ser.
2022-37, Class PE 250,031
103,798
2.000%,  11/25/2032, Ser.
2012-123, Class BA 95,898
690,941
3.000%,  12/25/2039, Ser.
2014-81, Class ZH 615,367
83,625
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 80,932
144,452
3.250%,  6/25/2043, Ser.
2013-60, Class PT 132,951
255,497
4.500%,  1/25/2046, Ser.
2022-68, Class BA 251,806
93,769
3.000%,  3/25/2046, Ser.
2016-66, Class PA 85,385
24,228
3.500%,  12/25/2047, Ser.
2018-41, Class PB 23,060
Total 9,682,401

Government Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Commercial Mortgage-Backed Securities (4.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 800,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
$ 745,267
750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
699,919
450,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
427,909
750,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
b,c
749,844
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
950,000
5.150%,  3/25/2034, Ser.
K162, Class A2
a
995,823
Total 3,618,762
Mortgage-Backed Securities (43.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
390,502 2.000%,  1/1/2052 318,221
414,951 3.000%,  2/1/2050 368,006
441,007 2.000%,  5/1/2051 359,385
662,363 2.500%,  5/1/2051 562,691
477,400 3.500%,  5/1/2052 434,690
472,758 4.000%,  5/1/2052 448,009
1,391,022 3.500%,  6/1/2052 1,267,457
60,254 5.000%,  7/1/2053 59,771
671,380 3.500%,  8/1/2052 615,403
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
184,556 2.500%,  7/1/2030 175,080
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
978,595 2.000%,  3/1/2033 920,131
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
566,430 3.500%,  5/1/2040 538,380
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,217,163 3.000%,  1/1/2052 1,074,929
82,139 2.000%,  2/1/2051 67,068
99,212 2.000%,  2/1/2051 80,870
814,631 2.500%,  2/1/2051 691,224
758,694 2.500%,  2/1/2051 640,618
2,220,434 2.000%,  3/1/2051 1,796,753
1,386,771 2.000%,  3/1/2051 1,120,264
961,788 4.000%,  3/1/2051 921,942
1,234,629 3.000%,  3/1/2052 1,083,530
754,805 2.000%,  4/1/2051 611,174
751,526 3.000%,  4/1/2051 659,456
2,343,746 2.000%,  4/1/2052 1,906,607
785,362 3.000%,  5/1/2050 694,859
121,942 2.000%,  5/1/2051 98,984
650,555 3.000%,  5/1/2051 579,710
540,412 3.000%,  6/1/2050 484,823
229,035 4.000%,  6/1/2052 215,654
1,145,588 2.500%,  7/1/2051 976,506
Principal
Amount Long-Term Fixed Income (98.3%) Value
Mortgage-Backed Securities (43.5%) -
continued
$ 345,879 3.500%,  7/1/2051 $ 319,517
693,093 4.000%,  7/1/2052 652,601
629,616 3.500%,  8/1/2050 583,022
1,049,234 4.500%,  8/1/2052 1,021,136
528,163 3.500%,  9/1/2052 483,363
389,238 4.500%,  9/1/2053 377,750
1,061,573 4.500%,  9/1/2053 1,028,132
788,706 4.000%,  10/1/2052 745,597
126,295 2.000%,  11/1/2051 102,768
501,100 2.000%,  12/1/2050 408,505
1,305,761 2.500%,  12/1/2051 1,105,367
1,931,329 4.500%,  12/1/2052 1,877,069
975,000 5.500%,  2/1/2041
d
977,775
1,200,000 6.000%,  2/1/2042
d
1,216,430
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
936,221 2.500%,  3/1/2062 762,095
393,129 3.500%,  7/1/2061 351,928
386,270 4.000%,  12/1/2061 363,519
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
4,350,000 5.000%,  2/1/2054
d
4,321,080
Total 36,469,849
U.S. Government & Agencies (34.0%)
Federal Farm Credit Bank
1,750,000 1.320%,  3/18/2030 1,489,678
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 942,983
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 407,536
U.S. Treasury Bonds
735,000 1.375%,  8/15/2050 395,464
300,000 4.125%,  8/15/2053 294,984
1,000,000 6.875%,  8/15/2025 1,038,633
600,000 3.875%,  2/15/2043 564,820
705,000 2.500%,  5/15/2046 517,955
2,060,000 2.875%,  5/15/2049 1,597,627
U.S. Treasury Notes
1,750,000 2.875%,  7/31/2025 1,711,309
1,750,000 0.250%,  8/31/2025 1,640,420
375,000 2.625%,  1/31/2026 363,735
450,000 4.625%,  3/15/2026 453,885
1,000,000 3.750%,  4/15/2026 991,367
8,700,000 3.125%,  8/31/2027 8,461,090
1,750,000 0.625%,  11/30/2027 1,546,289
5,200,000 3.625%,  3/31/2028 5,143,125
950,000 3.875%,  9/30/2029 947,996
Total 28,508,896
Total Long-Term Fixed Income
(cost $85,846,642) 82,479,963
Shares or
Principal
Amount Short-Term Investments ( 9 .0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.230%, 4/3/2024
e,f
99,093
100,000 5.215%, 4/17/2024
e,f
98,892

Government Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (9.0%) Value
Thrivent Core Short-Term Reserve
Fund
735,908 5.670% $ 7,359,079
Total Short-Term Investments
(cost $7,550,503) 7,557,064
Total Investments (cost
$93,397,145) 107.3% $ 90,037,027
Other Assets and Liabilities, Net
(7.3%) (6,110,156)
Total Net Assets 100.0% $ 83,926,871
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $4,767,969 or
5.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,200,055 – 4,200,055 –
Collateralized Mortgage Obligations 9,682,401 – 9,682,401 –
Commercial Mortgage-Backed Securities 3,618,762 – 3,618,762 –
Mortgage-Backed Securities 36,469,849 – 36,469,849 –
U.S. Government & Agencies 28,508,896 – 28,508,896 –
Short-Term Investments 197,985 – 197,985 –
Subtotal Investments in Securities $ 82,677,948 $ – $ 82,677,948 $ –
Other Investments  * Total
Affiliated Short-Term Investments 7,359,079
Subtotal Other Investments $ 7,359,079
Total Investments at Value $ 90,037,027
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 255,641 255,641 – –
Total Asset Derivatives $ 255,641 $ 255,641 $ – $ –
Liability Derivatives
Futures Contracts 68,398 68,398 – –
Total Liability Derivatives $ 68,398 $ 68,398 $ – $ –

Government Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Government Bond Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $197,985 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 17 March 2024 $ 1,849,461 $ 60,117
CBOT 2-Yr. U.S. Treasury Note 45 March 2024 9,164,298 90,233
CBOT 5-Yr. U.S. Treasury Note 39 March 2024 4,136,844 90,390
CBOT U.S. Long Bond 2 March 2024 229,787 14,901
Total Futures Long Contracts $ 15,380,390 $ 255,641
CME Ultra Long Term U.S. Treasury Bond (8) March 2024 ( $ 965,352 ) ( $ 68,398 )
Total Futures Short Contracts ( $ 965,352 ) ( $ 68,398 )
Total Futures Contracts $ 14,415,038 $ 187,243
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 13,011 $ 8,607 $ 14,259 $ 7,359 736 8.8%
Total Affiliated Short-Term Investments 13,011 7,359 8.8
Total Value $ 13,011 $ 7,359
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $124
Total Income/Non Cash Income from Affiliated Investments $124
Total $– $– $ –

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Alabama (2.8%)
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 267,745
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
220,316
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 276,680
Pell City Square Cooperative
District, AL Rev.
250,000 7.000%, 4/1/2044, Ser. A 260,522
Total 1,025,263
Arizona (4.2%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053 241,921
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
193,358
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 357,153
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
264,759
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
258,702
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
254,914
Total 1,570,807
Arkansas (0.7%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 257,445
Total 257,445
California (7.3%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
250,000 5.000%, 8/1/2029, Ser. A-1
a
264,063
200,000 5.250%, 10/1/2031, Ser. C
a
211,436
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 249,598
Principal
Amount Long-Term Fixed Income (98.8%) Value
California (7.3%) - continued
California Municipal Finance Auth.
Rev. (LINXS APM)
$ 225,000
5.000%, 12/31/2043, Ser. A,
AMT $ 228,336
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
249,690
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 268,890
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
110,000 2.750%, 12/1/2029, AMT
a
110,000
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
c
195,208
Dixon, CA Special Tax
250,000 5.000%, 9/1/2048 248,860
Los Angeles, CA Department of
Water & Power Rev. Refg.
270,000 2.880%, 7/1/2035, Ser. A
a
270,000
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 153,646
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 268,490
Total 2,718,217
Colorado (5.1%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 255,446
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 229,367
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 288,920
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053 200,300
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
127,634
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 329,743
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 225,408

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Colorado (5.1%) - continued
Denver, CO Health and Hospital
Auth. Healthcare Rev.
$ 230,000 5.000%, 12/1/2039, Ser. A $ 230,080
Total 1,886,898
Connecticut (0.6%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
213,013
Total 213,013
Delaware (1.6%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 352,163
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 230,719
Total 582,882
District Of Columbia (0.7%)
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 270,731
Total 270,731
Florida (8.0%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 201,461
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b
280,002
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 151,400
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
203,552
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 238,663
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 151,273
250,000 4.000%, 7/1/2055, Ser. A 208,641
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A
d
248,063
Principal
Amount Long-Term Fixed Income (98.8%) Value
Florida (8.0%) - continued
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
$ 250,000 5.000%, 6/1/2051 $ 205,620
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 300,988
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 255,619
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 110,754
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
211,397
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
200,000 5.250%, 5/1/2054
c
202,871
Total 2,970,304
Georgia (2.0%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 218,896
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 260,487
Monroe County, GA Development
Auth. Pollution Control Rev.
(Georgia Power Company Plant
Scherer)
250,000 3.875%, 10/1/2048
a
250,540
Total 729,923
Guam (0.9%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 330,512
Total 330,512
Idaho (0.6%)
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 207,623
Total 207,623
Illinois (3.2%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 259,427
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 204,129
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
256,002

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Illinois (3.2%) - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 150,000 5.000%, 2/15/2037 $ 151,253
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 242,410
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
75,336
Total 1,188,557
Indiana (2.2%)
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 258,858
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 120,038
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 149,512
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 270,953
Total 799,361
Iowa (1.7%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 148,768
150,000 5.000%, 5/15/2043, Ser. A 122,603
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 362,247
Total 633,618
Kansas (0.4%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
154,785
Total 154,785
Louisiana (0.5%)
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
198,001
Total 198,001
Maryland (1.1%)
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 219,104
Principal
Amount Long-Term Fixed Income (98.8%) Value
Maryland (1.1%) - continued
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
$ 200,000 5.000%, 7/1/2030
c
$ 204,116
Total 423,220
Massachusetts (2.0%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 201,153
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 549,726
Total 750,879
Michigan (1.6%)
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 105,820
225,000 5.000%, 12/31/2043, AMT 230,564
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
a
247,376
Total 583,760
Minnesota (4.3%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 257,581
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 152,381
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 243,624
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 256,670
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 333,783
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 183,346
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 161,930
Total 1,589,315

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Missouri (1.7%)
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
$ 140,000 5.000%, 8/15/2042, Ser. A $ 122,616
Ozark, MO R-6 School District
C.O.P
250,000 5.000%, 4/1/2045 261,293
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
250,877
Total 634,786
Montana (0.5%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 203,671
Total 203,671
Nevada (1.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 229,816
Las Vegas, NV Special
Improvement District No. 817
Special Assessment (Summerlin
Village 29)
250,000 6.000%, 6/1/2053 259,674
Total 489,490
New Hampshire (0.7%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 257,178
Total 257,178
New Jersey (1.9%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 173,989
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 227,499
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 309,817
Total 711,305
New York (9.1%)
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
207,709
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 411,925
Principal
Amount Long-Term Fixed Income (98.8%) Value
New York (9.1%) - continued
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
$ 250,000 4.000%, 6/15/2051
c
$ 181,324
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
250,890
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
a
269,926
New York City, NY G.O.
375,000 3.200%, 4/1/2036, Ser. L-3
a
375,000
250,000 4.500%, 5/1/2049, Ser. D-1 256,836
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 306,649
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 209,172
New York Transportation
Development Corporation
Special Fac. Rev. (Laguardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 270,818
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 418,897
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
194,811
Total 3,353,957
North Carolina (1.8%)
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
268,466
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 382,490
Total 650,956
North Dakota (0.5%)
Horace, ND Refg. Improvement
U.T.G.O.
200,000 5.000%, 5/1/2048, Ser. A 199,922
Total 199,922
Ohio (2.6%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
700,000 5.000%, 6/1/2055, Ser. B-2 660,886

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Ohio (2.6%) - continued
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
$ 240,000 4.000%, 12/1/2055, Ser. A
c
$ 198,108
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 99,699
Total 958,693
Oklahoma (0.7%)
Osage County, OK Industrial Auth.
Rev.
225,000 6.500%, 9/1/2040 242,956
Total 242,956
Oregon (1.4%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 251,381
Umatilla, OR Hospital District No.
1 G.O.
250,000 5.000%, 6/1/2053 254,717
Total 506,098
Pennsylvania (2.3%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 362,912
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
210,000 5.500%, 6/30/2037, AMT 239,722
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
250,890
Total 853,524
Puerto Rico (0.7%)
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 244,942
Total 244,942
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 183,967
Total 183,967
Principal
Amount Long-Term Fixed Income (98.8%) Value
South Dakota (0.6%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
$ 250,000 4.000%, 8/1/2051 $ 213,018
Total 213,018
Tennessee (0.8%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 309,966
Total 309,966
Texas (6.8%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
255,867
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
250,000 5.000%, 8/15/2053
b
274,067
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
195,000 5.000%, 1/1/2033, Ser. A 185,423
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 328,678
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 235,039
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
c
183,097
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
250,000 5.000%, 10/1/2031, Ser. A 236,267
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 274,909
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 234,226

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (6.8%) - continued
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
$ 300,000 5.000%, 6/30/2058, AMT $ 303,384
Total 2,510,957
Utah (0.7%)
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 268,421
Total 268,421
Virginia (2.6%)
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 251,882
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 232,142
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 471,131
Total 955,155
Washington (2.1%)
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054
d
264,231
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
250,000 4.750%, 7/1/2027, Ser. B-1 250,014
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
275,710
Total 789,955
West Virginia (1.1%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
c
393,556
Total 393,556
Wisconsin (6.9%)
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A 256,370
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
254,936
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
c
256,715
Principal
Amount Long-Term Fixed Income (98.8%) Value
Wisconsin (6.9%) - continued
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
$ 335,000 5.000%, 2/1/2052, Ser. A $ 338,410
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 255,435
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 408,973
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
150,000 6.125%, 12/15/2029
c
149,448
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
250,000 Zero Coupon, 9/1/2029
c
165,588
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A 263,232
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 226,365
Total 2,575,472
Total Long-Term Fixed Income
(cost $38,353,883) 36,593,059
Principal
Amount Short-Term Investments ( 0.3% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 5.256%, 3/6/2024
f
99,492
Total Short-Term Investments
(cost $99,504) 99,492
Total Investments
(cost $38,453,387) 99.1% $36,692,551
Other Assets and Liabilities, Net
1.0% 353,774
Total Net Assets 100.0% $37,046,325
a Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $5,951,135 or
16.1% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 10,806,453 – 10,806,453 –
Electric Revenue 581,052 – 581,052 –
General Obligation 1,376,629 – 1,376,629 –
Health Care 6,309,568 – 6,309,568 –
Housing Finance 1,500,213 – 1,500,213 –
Industrial Development Revenue 2,588,750 – 2,588,750 –
Other Revenue 3,407,422 – 3,407,422 –
Tax Revenue 2,491,716 – 2,491,716 –
Transportation 6,501,022 – 6,501,022 –
Water & Sewer 1,030,234 – 1,030,234 –
Short-Term Investments 99,492 – 99,492 –
Total Investments at Value $36,692,551 $– $36,692,551 $–
The following table is a summary of the inputs used, as of January 31, 2024, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 7,660 7,660 – –
Total Liability Derivatives $7,660 $7,660 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$99,492 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (4) March 2024 ( $ 481,715) ( $ 7,660)
Total Futures Short Contracts ( $ 481,715) ($7,660)
Total Futures Contracts ( $ 481,715) ($7,660)

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2 .9% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 2,896,332
9.591%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 2,885,471
Total 2,885,471
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,400,490
10.877%,  (TSFR3M +
5.500%), 8/1/2030
b
1,395,434
Total 1,395,434
Communications Services (0.8%)
Cengage Learning, Inc., Term
Loan
1,367,358
10.326%,  (TSFR3M +
4.750%), 7/14/2026
b
1,364,363
Clear Channel Outdoor Holdings,
Inc., Term Loan
705,000
9.074%,  (TSFR3M +
3.500%), 8/21/2026
b,d,e
696,568
DIRECTV Financing, LLC, Term
Loan
1,190,891
10.650%,  (TSFR3M +
5.000%), 8/2/2027
b
1,189,593
NEP Group, Inc., Term Loan
2,380,343
10.222%,PIK 1.500%,
(TSFR1M + 4.750%),
8/19/2026
b,f
2,326,785
Total 5,577,309
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,516,193
10.467%,  (LIBOR 1M +
5.000%), 4/12/2026
b
1,429,391
Total 1,429,391
Consumer Non-Cyclical (0.3%)
Amneal Pharmaceuticals, LLC,
Term Loan
937,512
10.833%,  (TSFR1M +
5.500%), 5/4/2028
b
929,309
Chobani, LLC, Term Loan
466,000
9.083%,  (TSFR1M +
3.750%), 10/25/2027
b
466,000
City Brewing Company, LLC, Term
Loan
1,077,945
9.078%,  (TSFR3M +
3.500%), 4/5/2028
b
810,701
Total 2,206,010
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
949,212
9.947%,  (TSFR1M +
4.500%), 9/29/2028
b
949,041
Total 949,041
Technology (0.3%)
CoreLogic, Inc., Term Loan
1,378,275
8.947%,  (TSFR1M +
3.500%), 6/2/2028
b
1,327,734
Principal
Amount Bank Loans (2.9%)
a
Value
Technology (0.3%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,410,033
8.208%,  (TSFR1M +
2.750%), 2/15/2028
b
$ 601,224
Total 1,928,958
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,176,000
10.329%,  (TSFR3M +
4.750%), 4/20/2028
b
2,226,461
Air Canada, Term Loan
965,300
9.139%,  (TSFR3M +
3.500%), 8/11/2028
b
965,146
Total 3,191,607
Total Bank Loans
(cost $20,546,195) 19,563,221
Principal
Amount Long-Term Fixed Income ( 92 .1% ) Value
Basic Materials (5.7%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,g,h
2,860
ATI, Inc.
1,358,000 7.250%,  8/15/2030 1,397,479
Axalta Coating Systems Dutch
Holding B BV
1,127,000 7.250%,  2/15/2031
i
1,173,883
Cascades, Inc./Cascades USA,
Inc.
1,372,000 5.125%,  1/15/2026
i
1,347,990
Chemours Company
2,410,000 5.750%,  11/15/2028
i
2,273,100
Cleveland-Cliffs, Inc.
1,955,000 4.625%,  3/1/2029
i
1,832,812
1,090,000 4.875%,  3/1/2031
i
981,150
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
i
2,846,535
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
i
890,628
1,938,000 6.875%,  10/15/2027
i
1,754,840
Hecla Mining Company
805,000 7.250%,  2/15/2028 806,264
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
i
702,528
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,500,000 9.000%,  7/1/2028
i
1,466,109
Mercer International, Inc.
709,000 5.500%,  1/15/2026 683,115
Methanex Corporation
1,025,000 4.250%,  12/1/2024 1,009,604
Mineral Resources, Ltd.
417,000 9.250%,  10/1/2028
i
440,456
Novelis Corporation
580,000 3.250%,  11/15/2026
i
543,068
2,010,000 4.750%,  1/30/2030
i
1,864,266
580,000 3.875%,  8/15/2031
i
503,055
OCI NV
2,564,000 4.625%,  10/15/2025
i
2,505,869
Olin Corporation
2,450,000 5.625%,  8/1/2029
j
2,400,360

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Basic Materials (5.7%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 1,377,000 5.375%,  11/1/2026
i
$ 1,338,566
SNF Group SACA
926,000 3.125%,  3/15/2027
i
855,086
1,157,000 3.375%,  3/15/2030
i
993,708
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
i
2,017,570
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
i,j
2,377,650
Tronox, Inc.
681,000 4.625%,  3/15/2029
i
601,259
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
i
1,252,591
United States Steel Corporation
2,111,000 6.875%,  3/1/2029 2,139,106
Total 39,001,507
Capital Goods (11.6%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,f,g,h
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
i
2,272,773
AECOM
1,372,000 5.125%,  3/15/2027 1,348,606
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
i
1,849,425
2,750,000 4.625%,  5/15/2030
i
2,481,811
ARD Finance SA
1,500,000 6.500%,  6/30/2027
i
724,785
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
i,j
2,138,546
Bombardier, Inc.
1,958,000 7.875%,  4/15/2027
i
1,955,495
1,755,000 6.000%,  2/15/2028
i
1,709,816
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
i
863,923
Canpack SA/Canpack US, LLC
2,655,000 3.875%,  11/15/2029
i
2,339,878
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
i
2,083,833
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
i
2,793,147
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
i
271,644
546,000 8.750%,  4/15/2030
i
518,673
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
i
1,245,279
Covanta Holding Corporation
826,000 4.875%,  12/1/2029
i
713,409
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
i
1,724,685
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,780,766
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,819,000 6.625%,  12/15/2030
i
1,837,317
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
i
3,563,566
Principal
Amount Long-Term Fixed Income (92.1%) Value
Capital Goods (11.6%) - continued
H&E Equipment Services, Inc.
$ 4,500,000 3.875%,  12/15/2028
i
$ 4,085,966
Herc Holdings, Inc.
1,730,000 5.500%,  7/15/2027
i
1,698,739
Howmet Aerospace, Inc.
2,222,000 3.000%,  1/15/2029 2,011,266
Mauser Packaging Solutions
Holding Company
1,080,000 9.250%,  4/15/2027
i
1,042,476
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
i
1,058,330
Mueller Water Products, Inc.
1,135,000 4.000%,  6/15/2029
i
1,026,848
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
i
2,034,136
New Enterprise Stone and Lime
Company, Inc.
3,053,000 5.250%,  7/15/2028
i
2,933,322
OI European Group BV
2,270,000 4.750%,  2/15/2030
i
2,100,885
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
i
1,088,302
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
i
1,502,130
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
i
2,168,928
Roller Bearing Company of
America, Inc.
1,463,000 4.375%,  10/15/2029
i
1,344,705
Rolls-Royce plc
1,008,000 5.750%,  10/15/2027
i
1,008,548
Sealed Air Corporation
1,089,000 6.125%,  2/1/2028
i
1,092,860
Smyrna Ready Mix Concrete, LLC
1,947,000 8.875%,  11/15/2031
i
2,045,443
Spirit AeroSystems, Inc.
1,389,000 9.750%,  11/15/2030
i
1,457,839
SRM Escrow Issuer, LLC
1,192,000 6.000%,  11/1/2028
i
1,165,120
Summit Materials, LLC/Summit
Materials Finance Corporation
556,000 7.250%,  1/15/2031
i
577,643
TransDigm, Inc.
1,857,000 6.250%,  3/15/2026
i
1,844,370
713,000 6.750%,  8/15/2028
i
724,667
110,000 4.625%,  1/15/2029 102,858
1,885,000 4.875%,  5/1/2029 1,761,730
2,355,000 7.125%,  12/1/2031
i
2,454,560
Triumph Group, Inc.
2,018,000 9.000%,  3/15/2028
i
2,129,291
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
i
1,015,301
470,000 8.500%,  8/15/2027
i
458,625
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,542,377
WESCO Distribution, Inc.
1,309,000 7.250%,  6/15/2028
i
1,344,606
Total 79,056,498

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Communications Services (12.0%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 1,873,000 10.500%,  2/15/2028
i
$ 947,401
Altice Financing SA
1,217,000 5.750%,  8/15/2029
i
1,060,587
Altice France SA/France
1,410,000 5.125%,  7/15/2029
i
1,030,844
2,676,000 5.500%,  10/15/2029
i
1,971,581
AMC Networks, Inc.
834,000 4.750%,  8/1/2025 803,581
1,623,000 4.250%,  2/15/2029
j
1,248,460
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
i
450,062
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
i
2,369,323
3,250,000 5.375%,  6/1/2029
i
3,021,799
347,000 6.375%,  9/1/2029
i
337,861
3,760,000 4.750%,  3/1/2030
i
3,341,163
1,814,000 4.250%,  2/1/2031
i
1,533,821
1,218,000 4.750%,  2/1/2032
i
1,044,752
Cimpress plc
1,827,000 7.000%,  6/15/2026 1,799,595
Clear Channel Outdoor Holdings,
Inc.
407,000 7.500%,  6/1/2029
i,j
336,280
Clear Channel Worldwide
Holdings, Inc.
2,458,000 5.125%,  8/15/2027
i,j
2,314,924
Connect Finco SARL/Connect US
Finco, LLC
1,048,000 6.750%,  10/1/2026
i
1,024,244
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
i
2,010,259
1,091,000 11.750%,  1/31/2029
i
1,108,162
1,432,000 6.500%,  2/1/2029
i
1,217,291
2,325,000 4.125%,  12/1/2030
i
1,679,812
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
i
3,910,191
DISH DBS Corporation
634,000 5.875%,  11/15/2024 588,593
1,019,000 5.250%,  12/1/2026
i
802,468
719,000 7.375%,  7/1/2028 316,360
760,000 5.750%,  12/1/2028
i
511,271
1,162,000 5.125%,  6/1/2029 445,103
DISH Network Corporation
321,000 11.750%,  11/15/2027
i
335,029
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
i
807,938
1,410,000 5.000%,  5/1/2028
i
1,301,255
840,000 6.750%,  5/1/2029
i,j
744,429
510,000 8.750%,  5/15/2030
i
522,440
GCI, LLC
3,410,000 4.750%,  10/15/2028
i
3,126,049
Gray Television, Inc.
5,021,000 5.375%,  11/15/2031
i
3,929,849
iHeartCommunications, Inc.
1,250,000 6.375%,  5/1/2026 1,073,567
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
i
2,422,216
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 975,365
Principal
Amount Long-Term Fixed Income (92.1%) Value
Communications Services (12.0%) - continued
LCPR Senior Secured Financing
DAC
$ 3,330,000 6.750%,  10/15/2027
i
$ 3,207,661
Level 3 Financing, Inc.
1,981,000 4.625%,  9/15/2027
i
1,030,120
1,640,000 4.250%,  7/1/2028
i
549,400
957,000 10.500%,  5/15/2030
i,j
952,215
McGraw-Hill Education, Inc.
1,706,000 8.000%,  8/1/2029
i
1,582,315
News Corporation
1,610,000 3.875%,  5/15/2029
i
1,479,992
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
815,000 4.625%,  3/15/2030
i
721,324
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
i
1,520,094
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
i
654,460
744,000 5.375%,  1/15/2031
i
565,217
Sinclair Television Group, Inc.
1,500,000 4.125%,  12/1/2030
i
1,158,750
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
i
588,036
360,000 5.000%,  8/1/2027
i
346,043
1,640,000 4.000%,  7/15/2028
i
1,489,297
860,000 3.875%,  9/1/2031
i
716,981
TEGNA, Inc.
1,592,000 4.625%,  3/15/2028 1,484,858
Telecom Italia Capital SA
1,315,000 6.000%,  9/30/2034 1,232,641
Telecom Italia SPA/Milano
424,000 5.303%,  5/30/2024
i
421,585
Telesat Canada/Telesat, LLC
1,080,000 4.875%,  6/1/2027
i
637,200
405,000 6.500%,  10/15/2027
i
182,250
United States Cellular Corporation
464,000 6.700%,  12/15/2033 477,920
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,232,000 4.750%,  4/15/2028
i
1,902,227
Univision Communications, Inc.
1,688,000 4.500%,  5/1/2029
i
1,499,993
Virgin Media Finance plc
808,000 5.000%,  7/15/2030
i
721,633
Virgin Media Secured Finance plc
1,085,000 5.500%,  5/15/2029
i
1,043,561
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
i
1,748,382
YPSO Finance BIS SA
780,000 10.500%,  5/15/2027
i
448,219
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
i
680,837
Total 81,507,136
Consumer Cyclical (17.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,025,000 4.375%,  1/15/2028
i
3,828,295
1,385,000 4.000%,  10/15/2030
i
1,237,899
Adient Global Holdings, Ltd.
1,091,000 8.250%,  4/15/2031
i
1,152,200

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Consumer Cyclical (17.2%) - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
$ 1,465,000 6.625%,  7/15/2026
i
$ 1,443,558
940,000 6.000%,  6/1/2029
i
780,473
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
i
1,057,570
700,000 4.625%,  6/1/2028
i
630,745
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
i
994,429
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027 1,938,268
1,221,000 5.000%,  10/1/2029 1,068,916
Arko Corporation
1,344,000 5.125%,  11/15/2029
i
1,184,481
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
i
630,042
1,333,000 4.625%,  4/1/2030
i
1,206,445
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
i
1,727,023
Boyne USA, Inc.
754,000 4.750%,  5/15/2029
i
690,659
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,875,000 5.000%,  6/15/2029
i
1,708,500
435,000 4.875%,  2/15/2030
i
385,759
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
i
3,082,491
1,400,000 8.125%,  7/1/2027
i
1,436,744
4,432,000 4.625%,  10/15/2029
i
4,051,370
819,000 6.500%,  2/15/2032
e,i
828,059
Carnival Corporation
703,000 7.625%,  3/1/2026
i
714,093
2,147,000 5.750%,  3/1/2027
i
2,115,229
850,000 4.000%,  8/1/2028
i
786,260
685,000 6.000%,  5/1/2029
i
663,475
Cedar Fair, LP
1,608,000 5.250%,  7/15/2029 1,537,128
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
i
890,528
809,000 6.750%,  5/1/2031
i
818,202
Cinemark USA, Inc.
2,246,000 5.875%,  3/15/2026
i,j
2,225,427
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,001,000 8.500%,  5/15/2027
i
998,256
1,800,000 6.750%,  5/15/2028
i
1,823,886
Dana, Inc.
1,100,000 4.250%,  9/1/2030 961,807
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,597,707
Ford Motor Credit Company, LLC
937,000 2.300%,  2/10/2025 904,489
2,900,000 3.375%,  11/13/2025 2,783,234
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,k
1,256,665
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
j
1,318,661
Principal
Amount Long-Term Fixed Income (92.1%) Value
Consumer Cyclical (17.2%) - continued
Hanesbrands, Inc.
$ 1,885,000 4.875%,  5/15/2026
i
$ 1,817,937
Hilton Domestic Operating
Company, Inc.
1,303,000 4.875%,  1/15/2030 1,255,856
887,000 3.625%,  2/15/2032
i
761,472
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,742,000 5.000%,  6/1/2029
i
1,609,654
International Game Technology plc
1,500,000 6.250%,  1/15/2027
i
1,508,866
550,000 5.250%,  1/15/2029
i
536,749
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
i
1,040,856
KB Home
1,870,000 6.875%,  6/15/2027 1,928,227
L Brands, Inc.
1,810,000 5.250%,  2/1/2028 1,771,569
2,190,000 6.625%,  10/1/2030
i
2,218,798
970,000 6.875%,  11/1/2035 967,238
Light & Wonder International, Inc.
2,700,000 7.250%,  11/15/2029
i
2,772,603
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
i
1,371,701
Macy's Retail Holdings, LLC
2,240,000 5.875%,  4/1/2029
i,j
2,172,800
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
i
1,185,207
Michaels Companies, Inc.
1,314,000 5.250%,  5/1/2028
i,j
1,032,109
NCL Corporation, Ltd.
389,000 3.625%,  12/15/2024
i
381,240
1,700,000 5.875%,  3/15/2026
i
1,657,619
2,017,000 5.875%,  2/15/2027
i
1,987,140
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 634,423
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
i,j
1,196,979
PetSmart, Inc./PetSmart Finance
Corporation
1,408,000 4.750%,  2/15/2028
i
1,315,302
3,225,000 7.750%,  2/15/2029
i
3,117,550
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,337,000 5.750%,  4/15/2026
i
3,335,436
1,595,000 3.375%,  8/31/2027
i
1,469,236
1,484,000 6.250%,  1/15/2028
i,j
1,470,628
Raising Cane's Restaurants, LLC
835,000 9.375%,  5/1/2029
i
894,709
Real Hero Merger Sub 2, Inc.
818,000 6.250%,  2/1/2029
i,j
709,664
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
1,905,000 5.750%,  1/15/2029
i
1,414,977
Royal Caribbean Cruises, Ltd.
2,628,000 4.250%,  7/1/2026
i
2,528,740
1,200,000 5.375%,  7/15/2027
i
1,180,814
1,261,000 9.250%,  1/15/2029
i
1,354,470
1,142,000 7.250%,  1/15/2030
i
1,190,204
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
i
639,200

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Consumer Cyclical (17.2%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 1,219,000 5.250%,  8/15/2029
i
$ 1,135,279
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
i
505,440
Station Casinos, LLC
700,000 4.500%,  2/15/2028
i
658,018
724,000 4.625%,  12/1/2031
i
649,790
Tenneco, Inc.
1,366,000 8.000%,  11/17/2028
i
1,189,964
Tripadvisor, Inc.
406,000 7.000%,  7/15/2025
i
406,970
VICI Properties, LP/VICI Note
Company, Inc.
2,010,000 3.750%,  2/15/2027
i
1,901,544
Victoria's Secret & Company
825,000 4.625%,  7/15/2029
i
697,520
Viking Cruises, Ltd.
2,751,000 5.875%,  9/15/2027
i
2,651,469
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
i
1,948,310
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
i
908,447
ZF North America Capital, Inc.
947,000 6.875%,  4/14/2028
i
975,503
Total 117,517,200
Consumer Non-Cyclical (11.6%)
1375209 B.C., Ltd.
676,000 9.000%,  1/30/2028
i,j
655,720
AdaptHealth, LLC
2,415,000 4.625%,  8/1/2029
i
1,895,907
Albertson's Companies, Inc.
4,230,000 5.875%,  2/15/2028
i
4,224,823
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,830,000 4.625%,  1/15/2027
i
1,775,214
384,000 3.500%,  3/15/2029
i
346,946
B&G Foods, Inc.
811,000 5.250%,  9/15/2027
j
731,485
1,239,000 8.000%,  9/15/2028
i
1,291,521
Bausch & Lomb Escrow
Corporation
414,000 8.375%,  10/1/2028
i
429,554
Bausch Health Companies, Inc.
754,000 5.500%,  11/1/2025
i
692,922
1,379,000 4.875%,  6/1/2028
i
779,722
1,066,000 11.000%,  9/30/2028
i,j
725,200
BellRing Brands, Inc.
1,124,000 7.000%,  3/15/2030
i
1,150,774
Catalent Pharma Solutions, Inc.
1,358,000 3.125%,  2/15/2029
i
1,194,028
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 2,080,260
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
i
268,142
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
i
1,841,771
1,363,000 7.625%,  7/1/2029
i
1,379,986
Principal
Amount Long-Term Fixed Income (92.1%) Value
Consumer Non-Cyclical (11.6%) - continued
CHS/Community Health Systems,
Inc.
$ 1,835,000 5.625%,  3/15/2027
i
$ 1,695,143
440,000 6.000%,  1/15/2029
i
397,553
418,000 5.250%,  5/15/2030
i
346,072
1,576,000 4.750%,  2/15/2031
i
1,251,108
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
i
2,281,008
1,358,000 6.625%,  7/15/2030
i
1,383,218
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
i
1,429,077
Embecta Corporation
1,210,000 5.000%,  2/15/2030
i,j
990,119
Encompass Health Corporation
3,545,000 4.500%,  2/1/2028 3,386,179
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
i
2,168,065
Fortrea Holdings, Inc.
1,056,000 7.500%,  7/1/2030
i
1,073,234
Grifols SA
1,900,000 4.750%,  10/15/2028
i
1,634,114
HLF Financing SARL, LLC/
Herbalife International, Inc.
3,494,000 4.875%,  6/1/2029
i
2,729,687
Jazz Securities DAC
1,066,000 4.375%,  1/15/2029
i
983,261
Legacy LifePoint Health, LLC
814,000 4.375%,  2/15/2027
i
758,094
LifePoint Health, Inc.
642,000 9.875%,  8/15/2030
i
656,490
600,000 11.000%,  10/15/2030
i
638,444
ModivCare Escrow Issuer, Inc.
683,000 5.000%,  10/1/2029
i,j
554,125
ModivCare, Inc.
547,000 5.875%,  11/15/2025
i
540,201
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
i
1,265,754
1,527,000 5.250%,  10/1/2029
i
1,423,789
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,359,000 4.125%,  4/30/2028
i
2,158,366
1,000,000 5.125%,  4/30/2031
i
859,127
Owens & Minor, Inc.
1,820,000 6.625%,  4/1/2030
i,j
1,733,823
Perrigo Finance Unlimited
Company
825,000 4.375%,  3/15/2026 806,587
938,000 3.150%,  6/15/2030 859,203
Pilgrim's Pride Corporation
1,366,000 3.500%,  3/1/2032 1,152,644
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
i
911,720
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
i
1,486,687
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
814,000 9.750%,  12/1/2026
i
812,585
SEG Holding, LLC
1,652,000 5.625%,  10/15/2028
i
1,673,360

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Consumer Non-Cyclical (11.6%) - continued
Simmons Foods, Inc.
$ 2,171,000 4.625%,  3/1/2029
i
$ 1,866,565
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
i
1,670,400
730,000 5.500%,  7/15/2030
i
717,225
1,282,000 3.875%,  3/15/2031
i
1,187,542
Star Parent, Inc.
1,380,000 9.000%,  10/1/2030
i
1,451,075
Tenet Healthcare Corporation
3,960,000 5.125%,  11/1/2027 3,845,226
1,545,000 6.750%,  5/15/2031
i
1,580,284
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,658,837
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,939,208
Total 79,419,174
Energy (13.8%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,766,000 5.375%,  6/15/2029
i
1,695,523
Antero Resources Corporation
490,000 5.375%,  3/1/2030
i
467,244
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
i
959,155
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,362,000 8.250%,  12/31/2028
i
1,393,163
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
i
1,123,433
Borr IHC, Ltd./Borr Finance, LLC
940,000 10.000%,  11/15/2028
i
972,629
300,000 10.375%,  11/15/2030
i
310,500
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 777,802
1,795,000 4.500%,  3/1/2028
i
1,685,550
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
i
940,765
Chord Energy Corporation
930,000 6.375%,  6/1/2026
i
929,942
Civitas Resources, Inc.
1,323,000 8.375%,  7/1/2028
i
1,391,415
486,000 8.625%,  11/1/2030
i
518,348
1,141,000 8.750%,  7/1/2031
i
1,213,002
CNX Resources Corporation
732,000 7.375%,  1/15/2031
i
743,388
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
i
2,339,697
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
i
2,187,765
Crescent Energy Finance, LLC
1,494,000 9.250%,  2/15/2028
i
1,550,986
Diamond Foreign Asset Company/
Diamond Finance, LLC
552,000 8.500%,  10/1/2030
i
567,386
DT Midstream, Inc.
1,390,000 4.125%,  6/15/2029
i
1,277,059
540,000 4.375%,  6/15/2031
i
483,717
Principal
Amount Long-Term Fixed Income (92.1%) Value
Energy (13.8%) - continued
Enerflex, Ltd.
$ 1,080,000 9.000%,  10/15/2027
i
$ 1,085,659
EnLink Midstream, LLC
1,741,000 5.625%,  1/15/2028
i
1,720,832
EQM Midstream Partners, LP
3,733,000 4.750%,  1/15/2031
i
3,479,960
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,591,000 5.375%,  4/1/2026
i
1,567,473
Genesis Energy LP/Genesis
Energy Finance Corporation
2,181,000 8.875%,  4/15/2030 2,281,810
Harvest Midstream, LP
2,049,000 7.500%,  9/1/2028
i
2,069,705
Hess Midstream Operations, LP
1,395,000 4.250%,  2/15/2030
i
1,283,193
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
i
1,844,758
935,000 6.000%,  2/1/2031
i
897,639
1,440,000 6.250%,  4/15/2032
i
1,382,400
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
i
2,082,114
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
i
1,460,766
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
i
2,658,720
MEG Energy Corporation
1,778,000 5.875%,  2/1/2029
i
1,734,905
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
g,h
228,200
Murphy Oil Corporation
940,000 5.875%,  12/1/2027 932,304
Nabors Industries, Inc.
800,000 9.125%,  1/31/2030
i
814,040
Nabors Industries, Ltd.
1,755,000 7.250%,  1/15/2026
i
1,711,248
New Fortress Energy, Inc.
840,000 6.750%,  9/15/2025
i
829,963
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
e,i
547,741
817,000 8.375%,  2/15/2032
e,i
823,020
Noble Finance II, LLC
1,350,000 8.000%,  4/15/2030
i
1,401,899
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
i
1,429,774
Northriver Midstream Finance, LP
665,000 5.625%,  2/15/2026
i
648,115
NuStar Logistics, LP
1,058,000 6.375%,  10/1/2030 1,063,290
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 880,137
470,000 5.150%,  11/15/2029 454,774
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 1,086,834
Permian Resources Operating,
LLC
2,082,000 7.000%,  1/15/2032
i
2,149,463
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
i
1,372,429

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Energy (13.8%) - continued
Range Resources Corporation
$ 1,718,000 4.750%,  2/15/2030
i
$ 1,597,740
Rockcliff Energy II, LLC
1,509,000 5.500%,  10/15/2029
i
1,404,932
Rockies Express Pipeline, LLC
715,000 4.950%,  7/15/2029
i
683,567
SM Energy Company
820,000 5.625%,  6/1/2025 812,056
908,000 6.750%,  9/15/2026 906,774
Southwestern Energy Company
976,000 4.750%,  2/1/2032 904,006
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 908,355
784,000 4.500%,  4/30/2030 724,674
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
i
2,403,787
Talos Production, Inc.
409,000 9.000%,  2/1/2029
e,i
414,457
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,440,116
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
i
1,325,992
Transocean, Inc.
2,922,000 11.500%,  1/30/2027
i
3,053,490
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,100,000 6.875%,  4/1/2026 1,093,539
700,000 6.875%,  9/1/2027 699,511
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
i
1,392,303
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
i
1,759,820
882,000 6.250%,  1/15/2030
i
882,700
1,280,000 4.125%,  8/15/2031
i
1,131,931
Venture Global LNG, Inc.
940,000 9.500%,  2/1/2029
i
998,317
2,787,000 8.375%,  6/1/2031
i
2,814,414
Weatherford International, Ltd.
1,255,000 8.625%,  4/30/2030
i
1,282,315
Total 94,086,430
Financials (9.6%)
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
i
925,592
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,443,351
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,075,000 6.750%,  10/15/2027
i
1,049,544
Ally Financial, Inc.
348,000 6.700%,  2/14/2033
j
349,337
AmWINS Group, Inc.
1,620,000 4.875%,  6/30/2029
i
1,512,023
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
i
849,676
Bread Financial Holdings, Inc.
825,000 9.750%,  3/15/2029
i
824,002
Principal
Amount Long-Term Fixed Income (92.1%) Value
Financials (9.6%) - continued
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
$ 476,000 4.500%,  4/1/2027
i
$ 421,436
Burford Capital Global Finance,
LLC
2,419,000 9.250%,  7/1/2031
i
2,521,808
Castlelake Aviation Finance DAC
1,065,000 5.000%,  4/15/2027
i
1,010,944
Centene Corporation
871,000 4.625%,  12/15/2029 833,685
830,000 3.375%,  2/15/2030 743,323
Credit Acceptance Corporation
1,944,000 9.250%,  12/15/2028
i
2,041,213
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
i
2,815,140
Enact Holdings, Inc.
1,032,000 6.500%,  8/15/2025
i
1,029,699
Fortress Transportation and
Infrastructure Investors, LLC
1,659,000 6.500%,  10/1/2025
i
1,656,790
702,000 9.750%,  8/1/2027
i
728,137
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
i
683,206
552,000 12.000%,  10/1/2028
i
605,922
Freedom Mortgage Holdings, LLC
546,000 9.250%,  2/1/2029
e,i
552,880
GGAM Finance, Ltd.
1,409,000 8.000%,  2/15/2027
i
1,451,594
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,593,000 3.750%,  12/15/2027
i
2,199,697
goeasy, Ltd.
1,112,000 9.250%,  12/1/2028
i
1,181,190
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
i
485,703
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
i
1,909,866
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
955,000 4.750%,  9/15/2024 949,536
1,509,000 6.250%,  5/15/2026 1,445,781
1,538,000 5.250%,  5/15/2027 1,383,431
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
i
491,125
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
i
524,352
1,363,000 9.500%,  2/15/2029
i
1,372,778
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
1,000,000 4.750%,  6/15/2029
i
895,118
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
i
1,284,208
MPT Operating Partnership, LP/
MPT Finance Corporation
745,000 5.250%,  8/1/2026
j
630,250
1,376,000 4.625%,  8/1/2029
j
930,400

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Financials (9.6%) - continued
Nationstar Mortgage Holdings,
Inc.
$ 1,364,000 6.000%,  1/15/2027
i
$ 1,337,431
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
1,595,000 4.500%,  9/30/2028
i
1,349,662
NFP Corporation
815,000 6.875%,  8/15/2028
i
819,568
Office Properties Income Trust
589,000 2.650%,  6/15/2026 367,915
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,061,968
1,753,000 7.125%,  3/15/2026 1,776,900
709,000 3.500%,  1/15/2027 648,685
1,152,000 4.000%,  9/15/2030 975,605
Park Intermediate Holdings, LLC
1,477,000 4.875%,  5/15/2029
i
1,353,301
PRA Group, Inc.
667,000 7.375%,  9/1/2025
i
671,215
1,711,000 8.375%,  2/1/2028
i
1,629,795
Quicken Loans, LLC
2,367,000 3.875%,  3/1/2031
i
2,068,308
RHP Hotel Properties, LP/RHP
Finance Corporation
1,306,000 7.250%,  7/15/2028
i
1,346,231
RLJ Lodging Trust, LP
677,000 3.750%,  7/1/2026
i
639,766
1,466,000 4.000%,  9/15/2029
i
1,297,456
Service Properties Trust
2,137,000 7.500%,  9/15/2025 2,169,220
765,000 8.625%,  11/15/2031
i
811,126
SLM Corporation
700,000 4.200%,  10/29/2025 680,417
Synchrony Financial
348,000 7.250%,  2/2/2033 347,800
UBS Group AG
950,000 2.193%,  6/5/2026
b,i
908,370
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
i
370,362
1,059,000 5.500%,  4/15/2029
i
1,000,064
XHR, LP
677,000 6.375%,  8/15/2025
i
677,223
762,000 4.875%,  6/1/2029
i
702,800
Total 65,743,925
Technology (5.6%)
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
i,j
1,597,154
Cloud Software Group, Inc.
1,495,000 6.500%,  3/31/2029
i
1,395,931
540,000 9.000%,  9/30/2029
i
511,087
CommScope, Inc.
1,130,000 7.125%,  7/1/2028
i
485,900
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
i
859,274
GTCR W-2 Merger Sub, LLC
1,092,000 7.500%,  1/15/2031
i
1,134,392
II-VI, Inc.
848,000 5.000%,  12/15/2029
i
793,999
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
i
3,350,681
610,000 5.000%,  7/15/2028
i
583,577
Principal
Amount Long-Term Fixed Income (92.1%) Value
Technology (5.6%) - continued
$ 980,000 5.250%,  7/15/2030
i
$ 924,342
1,830,000 4.500%,  2/15/2031
i
1,640,857
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
i
1,998,819
NCR Voyix Corporation
2,056,000 5.125%,  4/15/2029
i
1,923,649
Open Text Corporation
2,058,000 3.875%,  12/1/2029
i
1,856,064
1,427,000 4.125%,  2/15/2030
i
1,291,579
PTC, Inc.
360,000 3.625%,  2/15/2025
i
353,394
1,055,000 4.000%,  2/15/2028
i
995,656
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
i
377,898
550,000 5.375%,  12/1/2028
i
171,144
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
i
1,401,469
Seagate HDD Cayman
2,208,000 4.091%,  6/1/2029 2,034,986
Sensata Technologies BV
2,750,000 4.000%,  4/15/2029
i
2,517,796
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
i
1,004,365
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
i
975,500
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
i
3,916,736
UKG, Inc.
1,363,000 6.875%,  2/1/2031
e,i
1,378,334
Unisys Corporation
1,460,000 6.875%,  11/1/2027
i
1,323,125
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
i
1,399,324
Total 38,197,032
Transportation (2.1%)
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
i
456,978
American Airlines, Inc.
613,000 8.500%,  5/15/2029
i
649,788
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,067,250 5.500%,  4/20/2026
i
1,055,522
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
i
818,463
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
i
812,649
Hawaiian Brand Intellectual
Property, Ltd.
1,400,000 5.750%,  1/20/2026
i
1,317,260
Hertz Corporation
760,000 4.625%,  12/1/2026
i
683,529
830,000 5.000%,  12/1/2029
i,j
655,934
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
i,j
1,403,913
RXO, Inc.
1,619,000 7.500%,  11/15/2027
i
1,667,578
Spirit Loyalty Cayman, Ltd.
824,000 8.000%,  9/20/2025
i
537,660

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.1%) Value
Transportation (2.1%) - continued
Stena International SA
$ 1,091,000 7.250%,  1/15/2031
i
$ 1,091,665
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
i
1,020,590
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
i,j
339,939
2,063,000 6.375%,  2/1/2030
i,j
1,493,199
Total 14,004,667
Utilities (2.9%)
Calpine Corporation
1,145,000 4.500%,  2/15/2028
i
1,088,857
Edison International
1,155,000 5.000%,  12/15/2026
b,k
1,097,533
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
i
844,585
NextEra Energy Operating
Partners, LP
2,548,000 3.875%,  10/15/2026
i
2,409,094
NRG Energy, Inc.
1,270,000 5.250%,  6/15/2029
i
1,217,752
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,878,513
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
i
771,900
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
i
1,392,452
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
i
2,309,340
TerraForm Power Operating, LLC
3,120,000 5.000%,  1/31/2028
i
3,007,118
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,i,k
1,879,860
Vistra Operations Company, LLC
2,042,000 5.000%,  7/31/2027
i
1,978,276
Total 19,875,280
Total Long-Term Fixed Income
(cost $661,489,627) 628,408,849
Shares
Collateral Held for Securities
Loaned ( 3 .8% ) Value
26,139,806 Thrivent Cash Management Trust 26,139,806
Total Collateral Held for
Securities Loaned
(cost $26,139,806) 26,139,806
Shares
Registered Investment
Companies ( 2 .3% ) Value
U.S. Unaffiliated  (2.3%)
8,076 SPDR Bloomberg High Yield Bond
ETF
j
766,170
593,361 SPDR Bloomberg Short Term High
Yield Bond ETF
j
14,964,564
Total 15,730,734
Total Registered Investment
Companies (cost $15,726,399) 15,730,734
Shares Common Stock ( 0 .1% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC
l
$ 675,814
Total 675,814
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
154,265
Total 154,265
Total Common Stock
(cost $721,636) 830,079
Shares or
Principal
Amount Short-Term Investments ( 1 .2% ) Value
Thrivent Core Short-Term Reserve
Fund
718,116 5.670% 7,181,165
U.S. Treasury Bills
1,000,000 5.207%, 4/11/2024
m,n
989,857
Total Short-Term Investments
(cost $8,165,552) 8,171,022
Total Investments (cost
$732,789,215) 102.4% $ 698,843,711
Other Assets and Liabilities, Net
(2.4%) (16,585,093)
Total Net Assets 100.0% $ 682,258,618
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2024.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $523,632,530 or
76.7% of total net assets.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of January 31, 2024 was $20,110 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 31, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 24,218,451
Common Stock 786,584
Total lending $25,005,035
Gross amount payable upon return of
collateral for securities loaned $26,139,806
Net amounts due to counterparty $1,134,771
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,885,471 – – 2,885,471
Capital Goods 1,395,434 – 1,395,434 –
Communications Services 5,577,309 – 5,577,309 –
Consumer Cyclical 1,429,391 – 1,429,391 –
Consumer Non-Cyclical 2,206,010 – 2,206,010 –
Energy 949,041 – 949,041 –
Technology 1,928,958 – 1,928,958 –
Transportation 3,191,607 – 3,191,607 –
Long-Term Fixed Income
Basic Materials 39,001,507 – 39,001,507 –
Capital Goods 79,056,498 – 79,056,498 –
Communications Services 81,507,136 – 81,507,136 –
Consumer Cyclical 117,517,200 – 117,517,200 –
Consumer Non-Cyclical 79,419,174 – 79,419,174 –
Energy 94,086,430 – 94,086,430 –
Financials 65,743,925 – 65,743,925 –
Technology 38,197,032 – 38,197,032 –
Transportation 14,004,667 – 14,004,667 –
Utilities 19,875,280 – 19,875,280 –
Registered Investment Companies
U.S. Unaffiliated 15,730,734 15,730,734 – –
Common Stock
Communications Services 675,814 – 675,814 –
Energy 154,265 154,265 – –
Short-Term Investments 989,857 – 989,857 –
Subtotal Investments in Securities $ 665,522,740 $ 15,884,999 $ 646,752,270 $ 2,885,471
Other Investments  * Total
Affiliated Short-Term Investments 7,181,165
Collateral Held for Securities Loaned 26,139,806
Subtotal Other Investments $ 33,320,971
Total Investments at Value $ 698,843,711
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing High Yield Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 667,944 – 667,944 –
Total Liability Derivatives $ 667,944 $ – $ 667,944 $ –

High Yield Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents High Yield Fund's swaps contracts held as of January 31, 2024. Investments totaling $989,857 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 14,058,000 $ – ( $ 667,944 ) ( $ 667,944 )
Total Credit Default Swaps $ – ( $ 667,944 ) ( $ 667,944 )
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 22,099 $ 26,009 $ 40,927 $ 7,181 718 1.1%
Total Affiliated Short-Term Investments 22,099 7,181 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   44,465 71,742 90,067 26,140 26,140 3.8
Total Collateral Held for Securities Loaned 44,465 26,140 3.8
Total Value $ 66,564 $ 33,321
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $190
Total Income/Non Cash Income from Affiliated Investments $190
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 74
Total Affiliated Income from Securities Loaned, Net $74
Total $– $– $ –

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96 .2% ) Value
Asset-Backed Securities (0.2%)
GMAC Mortgage Corporation
Loan Trust
$ 63,644
5.950%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 35,061
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
85,118
5.846%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
84,466
Sound Point CLO, Ltd.
1,800,000
7.829%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
1,774,912
Total 1,894,439
Basic Materials (1.1%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
127,932
Anglo American Capital plc
1,450,000 4.750%,  4/10/2027
c
1,433,250
Celanese US Holdings, LLC
2,200,000 6.550%,  11/15/2030 2,327,182
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 173,122
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
846,675
3,013,000 4.000%,  3/27/2027
c
2,931,435
1,800,000 2.500%,  9/1/2030
c,d
1,555,759
International Flavors & Fragrances,
Inc.
1,300,000 1.832%,  10/15/2027
c
1,151,876
Olin Corporation
180,000 5.125%,  9/15/2027 174,600
Total 10,721,831
Capital Goods (4.9%)
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,566,798
1,400,000 1.900%,  2/15/2031
c
1,147,942
Boeing Company
1,250,000 5.805%,  5/1/2050 1,251,806
5,600,000 5.930%,  5/1/2060 5,591,275
3,000,000 5.705%,  5/1/2040 3,022,001
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,265,682
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,082,339
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,394,350
1,600,000 5.950%,  2/1/2037 1,647,760
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,079,990
Ingersoll Rand, Inc.
550,000 5.400%,  8/14/2028 564,141
750,000 5.700%,  8/14/2033 783,282
John Deere Capital Corporation
3,250,000 5.150%,  9/8/2033 3,377,541
L3Harris Technologies, Inc.
1,750,000 5.400%,  1/15/2027 1,784,735
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,580,167
Principal
Amount Long-Term Fixed Income (96.2%) Value
Capital Goods (4.9%) - continued
Northrop Grumman Corporation
$ 1,200,000 4.700%,  3/15/2033 $ 1,194,168
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028
c
2,181,493
2,200,000 6.300%,  2/15/2030
c
2,261,357
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,949,014
RTX Corporation
1,000,000 3.030%,  3/15/2052 680,978
850,000 6.400%,  3/15/2054 978,887
2,150,000 6.000%,  3/15/2031 2,287,936
850,000 6.100%,  3/15/2034 922,534
1,075,000 4.450%,  11/16/2038 994,466
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,811,727
Textron, Inc.
1,440,000 3.650%,  3/15/2027 1,387,392
Total 48,789,761
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
31,320
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
29,694
Total 29,694
Communications Services (7.4%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,369,975
1,900,000 1.875%,  10/15/2030 1,557,510
1,100,000 5.650%,  3/15/2033 1,136,179
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,305,058
1,519,000 4.300%,  2/15/2030 1,477,206
1,750,000 2.750%,  6/1/2031 1,522,094
3,368,000 2.550%,  12/1/2033 2,732,382
3,200,000 5.400%,  2/15/2034 3,282,564
1,800,000 4.500%,  3/9/2048 1,558,320
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,900,000 5.000%,  2/1/2028
c
1,785,686
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,500,000 4.800%,  3/1/2050 1,908,518
1,700,000 4.908%,  7/23/2025 1,684,929
800,000 6.150%,  11/10/2026 817,189
1,550,000 6.384%,  10/23/2035 1,562,799
2,000,000 3.500%,  6/1/2041 1,396,257
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,545,547
1,800,000 4.650%,  7/15/2042 1,687,126
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,726,033
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,711,607
1,800,000 4.300%,  2/15/2029 1,727,989
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 896,780
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,600,800
1,750,000 4.800%,  5/15/2030 1,782,136

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Communications Services (7.4%) - continued
$ 1,750,000 4.950%,  5/15/2033 $ 1,790,524
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,266,200
1,200,000 6.375%,  5/15/2029 1,294,087
3,700,000 4.875%,  6/15/2030
c
3,717,775
Paramount Global
3,000,000 6.250%,  2/28/2057
b
2,597,700
SBA Communications Corporation
180,000 3.125%,  2/1/2029 160,422
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 140,455
5,050,000 8.750%,  3/15/2032 6,190,106
Sprint Corporation
330,000 7.125%,  6/15/2024 331,419
Take-Two Interactive Software, Inc.
1,400,000 4.950%,  3/28/2028 1,410,459
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,586,181
1,850,000 4.850%,  1/15/2029 1,853,606
1,200,000 3.500%,  4/15/2031 1,093,044
1,200,000 3.000%,  2/15/2041 896,724
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,147,946
1,600,000 2.100%,  3/22/2028 1,446,763
1,409,000 1.680%,  10/30/2030 1,156,867
2,800,000 3.400%,  3/22/2041 2,213,959
Warnermedia Holdings, Inc.
2,200,000 5.141%,  3/15/2052 1,891,048
2,400,000 5.050%,  3/15/2042 2,127,380
Total 74,087,349
Consumer Cyclical (7.8%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 878,089
American Honda Finance
Corporation
3,150,000 5.800%,  10/3/2025 3,202,141
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
c
180,615
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,045,430
3,500,000 2.375%,  12/14/2028
c
3,130,417
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,270,560
Ford Motor Company
1,300,000 3.250%,  2/12/2032 1,076,169
Ford Motor Credit Company, LLC
1,250,000 6.800%,  5/12/2028 1,298,887
1,700,000 7.350%,  3/6/2030 1,820,285
2,600,000 6.050%,  3/5/2031 2,613,407
General Motors Company
1,575,000 6.800%,  10/1/2027 1,667,998
General Motors Financial
Company, Inc.
1,300,000 5.400%,  4/6/2026 1,308,276
3,450,000 6.400%,  1/9/2033
d
3,653,517
1,350,000 6.100%,  1/7/2034 1,391,841
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,682,021
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,632,997
Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Cyclical (7.8%) - continued
Hyatt Hotels Corporation
$ 1,658,000 5.750%,  4/23/2030 $ 1,722,115
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,217,993
4,400,000 6.200%,  9/21/2030
c
4,674,149
Kohl's Corporation
2,600,000 4.625%,  5/1/2031 2,080,000
1,050,000 5.550%,  7/17/2045 707,018
Lennar Corporation
2,300,000 4.750%,  5/30/2025 2,286,165
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,350,278
3,250,000 2.625%,  4/1/2031 2,826,813
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 4,043,124
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,642,231
Nissan Motor Acceptance
Company, LLC
1,300,000 7.050%,  9/15/2028
c
1,364,222
PACCAR Financial Corporation
1,250,000 4.600%,  1/31/2029 1,259,095
Starbucks Corporation
3,000,000 4.800%,  2/15/2033
d
3,034,592
Tapestry, Inc.
850,000 7.000%,  11/27/2026 876,736
Target Corporation
2,250,000 2.950%,  1/15/2052 1,572,221
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,588,418
Toyota Motor Credit Corporation
3,500,000 4.550%,  5/17/2030 3,501,234
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
c
1,576,344
360,000 4.500%,  9/1/2026
c
350,084
90,000 4.250%,  12/1/2026
c
86,648
2,425,000 5.750%,  2/1/2027
c
2,419,107
1,200,000 3.750%,  2/15/2027
c
1,135,250
90,000 4.625%,  12/1/2029
c
85,169
Volkswagen Group of America
Finance, LLC
3,000,000 6.450%,  11/16/2030
c
3,199,074
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,714,787
Total 78,165,517
Consumer Non-Cyclical (10.0%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 819,845
2,000,000 6.000%,  4/1/2039 2,310,914
AbbVie, Inc.
3,900,000 4.550%,  3/15/2035 3,819,922
1,900,000 4.300%,  5/14/2036 1,812,558
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 3,090,942
2,100,000 5.250%,  3/2/2033 2,142,343
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,768,262

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Non-Cyclical (10.0%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 2,500,000 3.500%,  6/1/2030 $ 2,362,278
414,000 4.600%,  4/15/2048 384,335
1,800,000 4.439%,  10/6/2048 1,633,397
2,600,000 5.550%,  1/23/2049 2,751,541
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,609,677
2,500,000 1.375%,  8/6/2030 2,072,386
BAT Capital Corporation
1,750,000 4.700%,  4/2/2027 1,736,786
3,000,000 2.259%,  3/25/2028 2,692,835
1,900,000 6.343%,  8/2/2030 2,000,556
1,600,000 7.750%,  10/19/2032 1,816,811
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,765,608
Bristol-Myers Squibb Company
850,000 6.250%,  11/15/2053 961,888
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
889,784
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 347,069
1,150,000 4.800%,  1/15/2029 1,155,237
2,000,000 4.900%,  5/1/2033 1,986,338
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,240,339
1,050,000 4.250%,  4/1/2050 863,533
1,350,000 5.125%,  2/21/2030 1,363,721
2,200,000 2.125%,  9/15/2031 1,812,964
Eli Lilly & Company
1,530,000 4.950%,  2/27/2063 1,551,393
1,750,000 4.700%,  2/27/2033 1,782,804
HCA, Inc.
2,500,000 5.875%,  2/15/2026 2,523,648
2,000,000 5.625%,  9/1/2028 2,037,950
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,722,595
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052 2,082,641
800,000 5.500%,  1/15/2030 781,577
1,650,000 3.625%,  1/15/2032 1,404,576
2,600,000 3.000%,  5/15/2032 2,112,773
Kenvue, Inc.
1,250,000 5.050%,  3/22/2053 1,260,506
1,150,000 5.000%,  3/22/2030 1,178,236
Kraft Heinz Foods Company
250,000 3.750%,  4/1/2030 237,354
120,000 5.000%,  6/4/2042 114,829
1,230,000 4.375%,  6/1/2046 1,064,257
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,192,653
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,728,772
Nestle Holdings, Inc.
3,000,000 4.950%,  3/14/2030
c
3,089,370
2,100,000 4.850%,  3/14/2033
c
2,153,213
Pfizer Investment Enterprises,
Private Ltd.
1,675,000 5.300%,  5/19/2053 1,703,067
2,550,000 5.340%,  5/19/2063 2,547,883
833,000 4.750%,  5/19/2033 831,967
Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Non-Cyclical (10.0%) - continued
Philip Morris International, Inc.
$ 3,200,000 5.125%,  2/15/2030 $ 3,252,726
3,500,000 5.500%,  9/7/2030 3,627,074
2,065,000 5.750%,  11/17/2032 2,161,319
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 870,228
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,773,749
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,304,210
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
664,330
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,121,219
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,558,504
Viterra Finance BV
1,369,000 5.250%,  4/21/2032
c
1,364,534
Total 100,011,826
Energy (5.1%)
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,590,770
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 704,986
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 4,951,160
1,500,000 4.000%,  3/1/2031 1,360,868
1,350,000 5.950%,  6/30/2033
c
1,378,647
Energy Transfer, LP
700,000 5.950%,  5/15/2054 701,990
900,000 8.000%,  5/15/2054
b
931,338
1,000,000 6.500%,  11/15/2026
b,e
966,278
2,100,000 4.200%,  4/15/2027 2,050,001
2,350,000 3.750%,  5/15/2030 2,172,897
900,000 5.550%,  5/15/2034 905,151
Enterprise Products Operating,
LLC
900,000
8.638%,  (TSFR3M +
3.248%), 8/16/2077
b
896,371
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,179,627
Hess Corporation
1,400,000 4.300%,  4/1/2027 1,383,214
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,740,302
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,039,008
Occidental Petroleum Corporation
2,500,000 6.625%,  9/1/2030 2,659,750
ONEOK, Inc.
600,000 5.650%,  11/1/2028 619,325
Ovintiv, Inc.
1,611,000 5.375%,  1/1/2026 1,612,006
1,150,000 5.650%,  5/15/2028
d
1,170,063
Phillips 66 Company
2,250,000 4.950%,  12/1/2027 2,267,298
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,022,222

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Energy (5.1%) - continued
Plains All American Pipeline, LP/
PAA Finance Corporation
$ 1,800,000 3.800%,  9/15/2030 $ 1,662,804
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,698,369
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,465,032
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,185,866
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,250,242
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,263,503
1,800,000 7.500%,  1/15/2031 2,027,103
1,730,000 4.850%,  3/1/2048 1,573,721
Total 51,429,912
Financials (35.9%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,787,818
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,368,996
1,500,000 4.625%,  10/15/2027 1,469,873
2,200,000 3.875%,  1/23/2028 2,092,588
2,900,000 6.150%,  9/30/2030 3,025,241
1,600,000 3.400%,  10/29/2033 1,351,534
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,e
2,681,008
1,200,000 3.625%,  4/1/2027 1,139,244
1,500,000 3.000%,  2/1/2030 1,322,846
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,075,395
Ally Financial, Inc.
1,580,000 5.750%,  11/20/2025
d
1,584,280
1,250,000 8.000%,  11/1/2031 1,383,079
American Express Company
1,700,000 6.489%,  10/30/2031
b
1,841,730
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 780,904
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,311,698
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,307,498
1,200,000 2.875%,  6/15/2027 1,101,702
2,050,000 5.875%,  3/1/2029 2,031,770
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,808,702
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,722,756
1,500,000 2.570%,  11/25/2035
b,c
1,234,635
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
699,483
1,200,000 5.500%,  1/15/2026
c
1,192,867
1,000,000 4.250%,  4/15/2026
c
967,136
3,600,000 4.375%,  5/1/2026
c
3,491,785
Banco Santander SA
3,000,000 5.294%,  8/18/2027 3,005,985
1,200,000 4.379%,  4/12/2028 1,162,431
Bank of America Corporation
2,800,000 3.705%,  4/24/2028
b
2,691,276
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.9%) - continued
$ 1,500,000 5.202%,  4/25/2029
b
$ 1,512,270
1,450,000 4.271%,  7/23/2029
b
1,405,003
3,000,000 5.819%,  9/15/2029
b
3,101,738
1,175,000 3.974%,  2/7/2030
b
1,121,106
2,030,000 3.194%,  7/23/2030
b
1,852,080
3,800,000 1.922%,  10/24/2031
b
3,109,623
2,750,000 2.572%,  10/20/2032
b
2,292,589
1,200,000 2.972%,  2/4/2033
b
1,023,726
3,200,000 4.571%,  4/27/2033
b
3,061,965
1,400,000 5.468%,  1/23/2035
b
1,425,689
1,200,000 4.244%,  4/24/2038
b
1,094,135
Bank of New York Mellon
Corporation
2,075,000 5.802%,  10/25/2028
b
2,151,800
2,200,000 4.543%,  2/1/2029
b
2,187,972
Barclays plc
1,900,000 6.125%,  12/15/2025
b,e
1,800,801
2,200,000 5.829%,  5/9/2027
b
2,218,696
850,000 9.625%,  12/15/2029
b,e
875,452
1,900,000 2.645%,  6/24/2031
b
1,605,191
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 3,108,466
1,050,000 4.250%,  1/15/2049 956,837
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,424,969
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,912,743
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
918,478
BNP Paribas SA
1,800,000 6.625%,  3/25/2024
b,c,e
1,797,307
1,350,000 8.500%,  8/14/2028
b,c,d,e
1,397,868
BPCE SA
2,060,000 5.150%,  7/21/2024
c
2,048,539
1,250,000 6.612%,  10/19/2027
b,c
1,288,955
1,350,000 6.508%,  1/18/2035
b,c
1,366,016
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 896,849
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,779,061
Centene Corporation
90,000 4.250%,  12/15/2027 86,518
270,000 4.625%,  12/15/2029 258,433
3,145,000 3.375%,  2/15/2030 2,816,566
2,000,000 2.500%,  3/1/2031 1,662,500
1,800,000 2.625%,  8/1/2031 1,494,090
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,429,501
1,700,000 6.196%,  11/17/2029
b
1,778,002
2,900,000 4.000%,  12/1/2030
b,e
2,407,442
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,480,387
1,500,000 3.668%,  7/24/2028
b
1,435,101
2,000,000 4.075%,  4/23/2029
b
1,931,906
2,250,000 2.520%,  11/3/2032
b
1,860,233
4,100,000 3.057%,  1/25/2033
b
3,511,967
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,409,726
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d,e
1,110,555

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.9%) - continued
Corebridge Financial, Inc.
$ 950,000 3.650%,  4/5/2027 $ 912,043
1,350,000 3.850%,  4/5/2029 1,274,975
Corebridge Global Funding
1,350,000 5.900%,  9/19/2028
c
1,400,054
CoreStates Capital III
1,360,000
6.211%,  (TSFR3M +
0.832%), 2/15/2027
b,c
1,308,006
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,244,791
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,e
1,396,173
Credit Suisse Group AG
1,300,000 7.500%,  8/11/2024
*,b,e,f
143,000
2,350,000 7.250%,  9/12/2025
b,c,e,f
258,500
2,300,000 5.250%,  7/17/2028
b,c,e,f
253,000
Danske Bank AS
1,900,000 3.773%,  3/28/2025
b,c
1,893,216
Deutsche Bank AG/New York, NY
1,800,000 2.311%,  11/16/2027
b
1,647,072
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,423,911
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,222,903
1,250,000 6.100%,  10/15/2052 1,384,946
1,500,000 4.750%,  2/15/2033 1,484,992
EPR Properties
1,318,000 4.950%,  4/15/2028 1,266,417
2,800,000 3.750%,  8/15/2029 2,497,316
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,533,975
1,900,000 5.900%,  1/15/2031 1,975,346
First Horizon Bank
1,250,000 5.750%,  5/1/2030
d
1,210,777
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,720,581
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
c
3,089,390
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,e
1,756,819
1,900,000 3.691%,  6/5/2028
b
1,825,047
2,750,000 3.814%,  4/23/2029
b
2,618,631
3,400,000 4.223%,  5/1/2029
b
3,289,916
5,200,000 3.102%,  2/24/2033
b
4,476,960
HSBC Holdings plc
2,530,000 4.041%,  3/13/2028
b
2,444,324
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b,g
2,769,676
ING Groep NV
2,000,000 6.083%,  9/11/2027
b
2,041,014
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 763,926
900,000 4.350%,  6/15/2029 887,466
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 885,647
1,250,000 5.450%,  8/15/2030 1,259,014
1,000,000 2.000%,  8/15/2031 791,036
J.P. Morgan Chase & Company
1,150,000
8.889%,  (TSFR3M +
3.512%), 5/1/2024
b,d,e
1,155,994
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.9%) - continued
$ 1,250,000 6.070%,  10/22/2027
b
$ 1,287,599
900,000 5.040%,  1/23/2028
b
903,849
2,650,000 5.299%,  7/24/2029
b
2,693,352
1,700,000 6.087%,  10/23/2029
b
1,785,273
1,800,000 2.956%,  5/13/2031
b
1,588,673
800,000 2.580%,  4/22/2032
b
677,788
2,100,000 2.545%,  11/8/2032
b
1,761,000
1,800,000 2.963%,  1/25/2033
b
1,548,943
3,200,000 4.586%,  4/26/2033
b
3,090,755
2,800,000 4.912%,  7/25/2033
b
2,763,990
2,000,000 5.717%,  9/14/2033
b
2,061,099
850,000 5.336%,  1/23/2035
b
863,820
KeyBank NA/Cleveland, OH
1,775,000 4.150%,  8/8/2025 1,735,635
KeyCorp
2,100,000 2.250%,  4/6/2027 1,898,426
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,358,919
850,000 6.250%,  1/15/2036 850,756
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,352,393
Lloyds Banking Group plc
1,100,000 2.438%,  2/5/2026
b
1,065,595
1,090,000 4.650%,  3/24/2026 1,072,506
1,500,000 5.985%,  8/7/2027
b
1,521,970
1,500,000 5.462%,  1/5/2028
b
1,508,804
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,e
1,040,000
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
2,199,472
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
c
2,955,721
Mitsubishi UFJ Financial Group,
Inc.
835,000 5.541%,  4/17/2026
b
837,321
1,300,000 8.200%,  1/15/2029
b,d,e
1,399,702
2,250,000 5.133%,  7/20/2033
b
2,262,951
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,146,726
Morgan Stanley
1,140,000
8.806%,  (TSFR3M +
3.422%), 12/15/2025
b,e
1,168,028
1,490,000 4.350%,  9/8/2026 1,467,675
1,150,000 5.123%,  2/1/2029
b
1,154,203
950,000 5.449%,  7/20/2029
b
966,894
2,400,000 3.622%,  4/1/2031
b
2,214,379
1,900,000 1.794%,  2/13/2032
b
1,525,318
2,000,000 2.943%,  1/21/2033
b
1,706,795
950,000 4.889%,  7/20/2033
b
929,994
2,900,000 6.342%,  10/18/2033
b
3,129,136
1,100,000 6.627%,  11/1/2034
b
1,217,635
1,400,000 5.466%,  1/18/2035
b
1,428,703
1,400,000 5.297%,  4/20/2037
b
1,372,722
Morgan Stanley Bank NA
1,900,000 4.952%,  1/14/2028
b
1,905,154
Nationwide Building Society
763,000 4.000%,  9/14/2026
c
735,938
2,200,000 6.557%,  10/18/2027
b,c
2,271,319
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,437,915
NatWest Group plc
600,000 3.754%,  11/1/2029
b
588,453

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.9%) - continued
$ 2,900,000 3.032%,  11/28/2035
b
$ 2,437,479
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
c
2,285,635
NNN REIT, Inc.
900,000 5.600%,  10/15/2033 920,544
Nomura Holdings, Inc.
2,500,000 5.709%,  1/9/2026 2,521,958
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,619,330
1,875,000 3.625%,  10/1/2029 1,672,357
PNC Financial Services Group,
Inc.
1,700,000 6.615%,  10/20/2027
b
1,767,067
2,500,000 6.250%,  3/15/2030
b,e
2,374,728
3,000,000 5.068%,  1/24/2034
b
2,953,203
3,250,000 6.875%,  10/20/2034
b
3,611,982
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,029,119
Prudential Financial, Inc.
1,025,000 5.200%,  3/15/2044
b
1,021,075
1,750,000 3.700%,  10/1/2050
b
1,538,484
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,282,376
Realty Income Corporation
1,100,000 2.100%,  3/15/2028 987,665
2,250,000 3.400%,  1/15/2030 2,072,119
1,150,000 3.200%,  2/15/2031 1,027,008
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,386,466
1,750,000 3.700%,  6/15/2030 1,627,224
1,000,000 5.250%,  1/15/2034 1,000,787
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,624,001
900,000 5.500%,  1/11/2031
c
902,799
Royal Bank of Canada
1,700,000 4.875%,  1/19/2027 1,708,833
Simon Property Group, LP
2,150,000 6.650%,  1/15/2054 2,532,461
Societe Generale SA
2,150,000 10.000%,  11/14/2028
b,c,e
2,293,829
State Street Corporation
1,150,000 6.700%,  3/15/2029
b,e
1,147,123
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033 3,058,861
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,040,448
Truist Financial Corporation
1,100,000 6.047%,  6/8/2027
b
1,120,544
1,250,000 5.125%,  12/15/2027
b,e
1,110,610
1,150,000 5.435%,  1/24/2030
b
1,159,801
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,868,297
2,150,000 5.775%,  6/12/2029
b
2,202,674
900,000 5.384%,  1/23/2030
b
910,665
900,000 5.678%,  1/23/2035
b
920,878
UBS Group AG
1,050,000 4.875%,  2/12/2027
b,c,e
947,464
1,900,000 4.282%,  1/9/2028
c
1,852,590
4,900,000 3.869%,  1/12/2029
b,c
4,648,939
250,000 3.091%,  5/14/2032
b,c
214,652
6,450,000 6.537%,  8/12/2033
b,c
6,867,967
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.9%) - continued
$ 1,350,000 9.250%,  11/13/2033
b,c,e
$ 1,470,705
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,442,804
2,400,000 4.950%,  5/15/2062 2,319,562
760,000 4.750%,  7/15/2045 734,327
1,775,000 4.450%,  12/15/2048 1,610,994
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,923,123
2,500,000 7.625%,  9/15/2028
b,e
2,618,820
1,500,000 6.303%,  10/23/2029
b
1,580,921
2,150,000 5.198%,  1/23/2030
b
2,166,717
2,750,000 4.478%,  4/4/2031
b
2,668,739
2,700,000 4.897%,  7/25/2033
b
2,638,610
1,900,000 6.491%,  10/23/2034
b
2,072,797
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,552,158
1,850,000 2.963%,  11/16/2040 1,299,534
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,381,253
Total 358,754,370
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
551,815
3,200,000 6.000%,  2/22/2033
c
3,089,517
Total 3,641,332
Mortgage-Backed Securities (1.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
16,419,044 5.500%,  7/1/2053 16,571,335
Total 16,571,335
Technology (5.0%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,251,801
1,750,000 3.950%,  8/8/2052 1,501,124
1,080,000 3.750%,  9/12/2047 910,887
Broadcom, Inc.
1,743,000 3.469%,  4/15/2034
c
1,513,963
2,400,000 3.137%,  11/15/2035
c
1,972,845
3,950,000 3.187%,  11/15/2036
c
3,208,732
1,800,000 4.926%,  5/15/2037
c
1,736,009
Dell International, LLC/EMC
Corporation
700,000 6.100%,  7/15/2027 727,735
274,000 8.350%,  7/15/2046 357,375
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,605,632
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,758,848
2,500,000 5.600%,  3/2/2033 2,591,490
Global Payments, Inc.
900,000 5.300%,  8/15/2029 905,083
1,300,000 5.400%,  8/15/2032 1,312,160
Intel Corporation
1,350,000 4.875%,  2/10/2028 1,368,223
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,098,695
1,400,000 2.950%,  4/15/2031 1,220,529

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Technology (5.0%) - continued
Mastercard, Inc.
$ 1,250,000 4.850%,  3/9/2033 $ 1,283,553
Microsoft Corporation
1,600,000 2.500%,  9/15/2050
c
1,056,356
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,232,461
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,044,509
1,100,000 4.300%,  6/18/2029 1,065,406
1,850,000 3.250%,  5/11/2041 1,404,911
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,683,144
2,400,000 3.950%,  3/25/2051 1,864,610
3,300,000 6.150%,  11/9/2029 3,521,700
2,700,000 6.250%,  11/9/2032 2,912,016
1,800,000 4.300%,  7/8/2034 1,675,484
2,350,000 4.000%,  7/15/2046 1,896,023
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 2,098,437
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,569,052
Total 50,348,793
Transportation (2.2%)
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
960,000 5.500%,  4/20/2026
c
949,451
1,900,000 5.750%,  4/20/2029
c
1,865,857
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,435,633
1,800,000 4.050%,  6/15/2048 1,548,884
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,338,120
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,855,770
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,119,183
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,151,031
Mileage Plus Holdings, LLC
2,450,000 6.500%,  6/20/2027
c
2,453,667
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,915,019
Southwest Airlines Company
1,375,000 2.625%,  2/10/2030 1,207,434
United Airlines Pass Through Trust
503,535 3.750%,  9/3/2026 483,926
United Airlines, Inc.
250,000 4.375%,  4/15/2026
c
241,160
225,000 4.625%,  4/15/2029
c
208,132
Total 21,773,267
U.S. Government & Agencies (6.7%)
U.S. Treasury Bonds
10,200,000 3.625%,  5/15/2053 9,165,656
1,150,000 4.000%,  11/15/2042 1,103,955
7,750,000 3.875%,  2/15/2043 7,295,596
4,500,000 4.375%,  8/15/2043 4,532,344
U.S. Treasury Notes
2,300,000 4.625%,  11/15/2026 2,335,219
Principal
Amount Long-Term Fixed Income (96.2%) Value
U.S. Government & Agencies (6.7%) -
continued
$ 2,150,000 4.375%,  12/15/2026 $ 2,170,492
2,300,000 4.375%,  11/30/2028 2,350,492
8,700,000 3.750%,  12/31/2028 8,650,383
8,600,000 4.000%,  1/31/2029 8,651,734
4,600,000 4.375%,  11/30/2030 4,722,187
8,600,000 3.750%,  12/31/2030 8,512,656
7,270,000 3.500%,  2/15/2033 7,022,650
Total 66,513,364
Utilities (7.8%)
AEP Transmission Company, LLC
1,000,000 5.400%,  3/15/2053 1,018,741
American Electric Power
Company, Inc.
2,300,000 3.875%,  2/15/2062
b
2,022,285
1,250,000 5.625%,  3/1/2033 1,289,593
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,369,568
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 2,014,913
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,236,025
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,418,549
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,564,935
1,850,000 2.650%,  6/1/2031 1,571,890
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,282,281
2,250,000 4.125%,  5/15/2049 1,862,855
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,982,247
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,152,370
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,e
1,199,974
2,350,000 4.350%,  1/15/2027
b,e
2,121,982
Duke Energy Corporation
2,950,000 3.250%,  1/15/2082
b
2,408,778
1,500,000 3.500%,  6/15/2051 1,083,765
3,000,000 5.000%,  8/15/2052 2,773,964
1,800,000 3.750%,  9/1/2046 1,388,377
Edison International
3,700,000 5.750%,  6/15/2027 3,780,828
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,534,400
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,628,968
Exelon Corporation
1,200,000 4.100%,  3/15/2052 964,998
FirstEnergy Corporation
2,520,000 4.150%,  7/15/2027 2,419,869
2,200,000 5.100%,  7/15/2047 1,970,334
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c,d
2,466,337
1,850,000 5.450%,  7/15/2044
c
1,784,603
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,432,296

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Utilities (7.8%) - continued
Indiana Michigan Power Company
$ 1,000,000 5.625%,  4/1/2053 $ 1,032,778
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,203,546
Nevada Power Company
675,000 6.000%,  3/15/2054 725,694
NextEra Energy Capital Holdings,
Inc.
1,850,000 5.749%,  9/1/2025 1,868,682
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 926,904
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,304,697
NRG Energy, Inc.
1,300,000 4.450%,  6/15/2029
c
1,232,470
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,234,377
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 1,030,787
3,200,000 4.550%,  7/1/2030 3,058,113
PacifiCorp
1,275,000 5.450%,  2/15/2034 1,292,232
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,153,495
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,034,633
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,520,076
Sempra
1,800,000 3.250%,  6/15/2027 1,709,559
Southern Company
2,000,000 5.700%,  10/15/2032 2,085,598
1,300,000 4.000%,  1/15/2051
b
1,249,354
1,350,000 3.750%,  9/15/2051
b
1,258,414
Virginia Electric and Power
Company
1,800,000 5.000%,  1/15/2034 1,793,070
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
c
1,196,451
1,200,000 5.125%,  5/13/2025
c
1,190,290
Total 77,846,945
Total Long-Term Fixed Income
(cost $1,012,479,704) 960,579,735
Shares
Collateral Held for Securities
Loaned ( 1 .4% ) Value
13,516,435 Thrivent Cash Management Trust 13,516,435
Total Collateral Held for
Securities Loaned
(cost $13,516,435) 13,516,435
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC
h
$ 2,451
Total 2,451
Total Common Stock
(cost $3,180) 2,451
Shares or
Principal
Amount Short-Term Investments ( 2 .2% ) Value
Federal Home Loan Bank Discount
Notes
700,000 5.214%, 4/17/2024
i,j
692,245
Thrivent Core Short-Term Reserve
Fund
2,039,437 5.670% 20,394,371
U.S. Treasury Bills
1,300,000 5.233%, 3/14/2024
i,k
1,291,996
Total Short-Term Investments
(cost $22,355,236) 22,378,612
Total Investments (cost
$1,048,354,555) 99.8% $ 996,477,233
Other Assets and Liabilities, Net
0.2% 2,157,274
Total Net Assets 100.0% $ 998,634,507
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $160,732,346 or
16.1% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of January 31, 2024 was $143,000 or 0.01% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 31, 2024.

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 13,070,717
Total lending $13,070,717
Gross amount payable upon return of
collateral for securities loaned $13,516,435
Net amounts due to counterparty $445,718
Definitions:
CLO - Collateralized Loan Obligation
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 1,894,439 – 1,894,439 –
Basic Materials 10,721,831 – 10,721,831 –
Capital Goods 48,789,761 – 48,789,761 –
Collateralized Mortgage Obligations 29,694 – 29,694 –
Communications Services 74,087,349 – 74,087,349 –
Consumer Cyclical 78,165,517 – 78,165,517 –
Consumer Non-Cyclical 100,011,826 – 100,011,826 –
Energy 51,429,912 – 51,429,912 –
Financials 358,754,370 – 358,754,370 –
Foreign Government 3,641,332 – 3,641,332 –
Mortgage-Backed Securities 16,571,335 – 16,571,335 –
Technology 50,348,793 – 50,348,793 –
Transportation 21,773,267 – 21,773,267 –
U.S. Government & Agencies 66,513,364 – 66,513,364 –
Utilities 77,846,945 – 77,846,945 –
Common Stock
Communications Services 2,451 – 2,451 –
Short-Term Investments 1,984,241 – 1,984,241 –
Subtotal Investments in Securities $ 962,566,427 $ – $ 962,566,427 $ –
Other Investments  * Total
Affiliated Short-Term Investments 20,394,371
Collateral Held for Securities Loaned 13,516,435
Subtotal Other Investments $ 33,910,806
Total Investments at Value $ 996,477,233
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 918,883 918,883 – –
Total Asset Derivatives $ 918,883 $ 918,883 $ – $ –
Liability Derivatives
Credit Default Swaps 893,727 – 893,727 –
Total Liability Derivatives $ 893,727 $ – $ 893,727 $ –
The following table presents Income Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $692,245 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 40 March 2024 $ 4,595,739 $ 298,011
Ultra 10-Yr. U.S. Treasury Note 135 March 2024 15,157,253 620,872
Total Futures Long Contracts $ 19,752,992 $ 918,883
Total Futures Contracts $ 19,752,992 $ 918,883

Income Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Income Fund's swaps contracts held as of January 31, 2024. Investments totaling $1,291,996 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 18,810,000 $ – ( $ 893,727 ) ( $ 893,727 )
Total Credit Default Swaps $ – ( $ 893,727 ) ( $ 893,727 )
1 As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 18,486 $ 98,164 $ 96,256 $ 20,394 2,039 2.0%
Total Affiliated Short-Term Investments 18,486 20,394 2.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,412 27,436 22,332 13,516 13,516 1.4
Total Collateral Held for Securities Loaned 8,412 13,516 1.4
Total Value $ 26,898 $ 33,910
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $503
Total Income/Non Cash Income from Affiliated Investments $503
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 71
Total Affiliated Income from Securities Loaned, Net $71
Total $– $– $ –

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.3% ) Value
Australia (6.2%)
14,376 ALS, Ltd. $ 118,114
1,278 Altium, Ltd. 41,057
23,854 AMP, Ltd. 14,467
15,066 Ansell, Ltd. 236,956
222,917 Aristocrat Leisure, Ltd. 6,426,854
134,328 Aurizon Holdings, Ltd. 331,124
42,240 Australia and New Zealand
Banking Group, Ltd. 745,301
220,054 BHP Group, Ltd. 6,732,358
355,827 BlueScope Steel, Ltd. 5,432,893
132,184 Brambles, Ltd. 1,260,347
11,499 Brickworks, Ltd. 219,495
14,040 Capricorn Metals, Ltd.
a
41,858
30,703 CAR Group, Ltd. 659,235
19,218 Charter Hall Retail REIT 46,432
29,556 Collins Foods, Ltd. 231,717
31,607 Computershare, Ltd. 523,516
48,078 CSL, Ltd. 9,441,465
38,547 CSR, Ltd. 173,577
11,804 Data#3, Ltd. 75,069
41,373 Deterra Royalties, Ltd. 149,003
99,061 Fortescue, Ltd. 1,914,532
84,931 GrainCorp, Ltd. 446,220
76,919 Growthpoint Properties Australia,
Ltd. 120,381
3,896 Hansen Technologies, Ltd. 13,088
32,735 Helia Group, Ltd. 105,263
2,429 HUB24, Ltd. 58,699
808 Iluka Resources, Ltd. 3,774
19,457 Incitec Pivot, Ltd. 33,979
190,998 Independence Group NL 928,484
17,839 Inghams Group, Ltd. 49,919
55,849 IRESS, Ltd. 296,525
25,937 JB Hi-Fi, Ltd. 964,923
4,135 Johns Lyng Group, Ltd. 18,251
730,169 Lottery Corporation, Ltd. 2,396,701
3,291 Nick Scali, Ltd. 26,608
158,699 Nine Entertainment Company
Holdings, Ltd. 203,611
24,184 NRW Holdings, Ltd. 42,735
6,985 Nufarm, Ltd. 25,178
42,438 Origin Energy, Ltd. 236,856
142,115 Perseus Mining, Ltd. 167,341
26,148 Premier Investments, Ltd. 476,082
369,235 Qantas Airways, Ltd.
a
1,331,231
35,924 Reliance Worldwide Corporation,
Ltd. 98,220
29,016 Rio Tinto, Ltd. 2,496,758
70,600 Santos, Ltd. 356,809
6,309 Seven Group Holdings, Ltd. 147,663
32,842 Sonic Healthcare, Ltd. 684,764
26,547 Super Retail Group, Ltd. 273,971
116,775 Tabcorp Holdings, Ltd. 60,666
18,587 Technology One, Ltd. 189,908
209,015 Ventia Services Group Pty, Ltd. 448,438
52,586 Waypoint REIT, Ltd. 84,659
19,282 Wesfarmers, Ltd. 729,960
21,725 Whitehaven Coal, Ltd. 118,766
Total 48,451,801
Austria (0.2%)
16,585 BAWAG Group AG
b
853,901
4,470 OMV AG 198,965
Shares Common Stock (95.3%) Value
Austria (0.2%) - continued
1,814 Verbund AG $ 147,511
Total 1,200,377
Belgium (0.7%)
4,385 Bekaert SA 213,869
29,658 Groupe Bruxelles Lambert SA 2,248,354
973 Melexis NV 83,370
20,172 Solvay SA 551,671
20,172 Syensqo SA
a
1,798,265
475 Titan Cement International SA 12,243
3,142 UCB SA 295,553
Total 5,203,325
Bermuda (0.2%)
52,000 Cafe de Coral Holdings, Ltd. 52,303
7,500 Hongkong Land Holdings, Ltd. 23,411
29,400 Jardine Matheson Holdings, Ltd. 1,184,820
1,379 Stolt-Nielsen, Ltd. 51,544
30,000 Theme International Holdings, Ltd.
a
1,593
Total 1,313,671
Brazil (0.6%)
12,000 Ambev SA 31,705
23,000 Atacadao SA 48,606
20,000 Azul SA
a
54,214
31,000 B3 SA - Brasil Bolsa Balcao 81,842
4,800 Banco ABC Brasil SA 22,923
26,478 Banco Bradesco SA ADR 82,082
600 Banco BTG Pactual SA 4,369
24,600 Banco do Brasil SA 280,737
20,499 Centrais Eletricas Brasileiras SA
ADR 169,322
3,724 Companhia Paranaense de Energia
ADR 30,276
931 Companhia Paranaense de Energia
ADR
a
6,768
34,790 Companhia Siderurgica Nacional
SA ADR 122,809
33,600 CPFL Energia SA 245,707
5,000 Cury Construtora e Incorporadora
SA 18,680
16,900 Dexco SA 26,368
17,700 Enauta Participacoes SA 67,414
24,864 Gerdau SA ADR 105,175
55,900 Iochpe-Maxion SA 139,457
79,098 Itau Unibanco Holding SA ADR 522,047
122,075 Itausa SA 247,383
13,605 Jalles Machado SA 20,293
25,800 JBS S/A 122,324
2,216 Localiza Rent a Car SA 24,336
7 Localiza Rent a Car SA, Rights
a,c
14
17,800 Metalurgica Gerdau SA 35,712
8,500 Movida Participacoes SA 16,076
46,290 Petroleo Brasileiro SA 380,736
14,260 Petroleo Brasileiro SA ADR 243,418
5,700 PRIO SA/Brazil 50,714
31,900 Randon SA Implementos e
Participacoes 75,076
34,100 Telefonica Brasil SA 353,086
93,700 TIM SA/Brazil 329,455
35,273 Vale SA ADR 482,887
19,600 Vibra Energia SA 94,155
Total 4,536,166

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Canada (8.6%)
8,875 Agnico Eagle Mines, Ltd. $ 436,208
16,275 Air Canada
a
220,559
90,160 Alimentation Couche-Tard, Inc. 5,283,056
30,081 ATCO, Ltd. 841,270
19,951 Bank of Montreal 1,879,277
48,653 Bank of Nova Scotia 2,275,142
39,593 Barrick Gold Corporation 618,434
3,817 Boralex, Inc. 92,071
408 Boyd Group Services, Inc. 87,697
1,309 BRP, Inc. 82,603
5,503 Canadian Apartment Properties
REIT 191,026
22,153 Canadian Imperial Bank of
Commerce 1,001,165
60,562 Canadian National Railway
Company 7,512,760
104,601 Canadian Utilities, Ltd. 2,383,856
11,378 Canadian Western Bank 250,588
42,878 Capital Power Corporation 1,178,750
2,428 CCL Industries, Inc. 103,914
30,803 CGI, Inc.
a
3,449,514
8,316 Cogeco Communications, Inc. 383,806
1,078 Constellation Software, Inc./Canada 2,979,432
5,069 Descartes Systems Group, Inc.
a
443,842
12,038 Dollarama, Inc. 883,476
10,679 Dream Industrial REIT 106,596
12,571 Finning International, Inc. 363,820
926 FirstService Corporation 154,984
42,018 Fortis, Inc. 1,685,783
2,265 Franco-Nevada Corporation 245,186
4,153 George Weston, Ltd. 529,145
41,561 Hydro One, Ltd. 1,233,429
1,017 iA Financial Corporation, Inc. 69,139
18,533 Imperial Oil, Ltd. 1,069,013
11,303 Intact Financial Corporation 1,767,604
11,400 InterRent REIT 114,216
15,961 Laurentian Bank of Canada 314,958
22,183 Loblaw Companies, Ltd. 2,216,733
238,124 Manulife Financial Corporation 5,263,896
56,334 Metro, Inc./CN 2,957,802
5,142 National Bank of Canada 393,285
53,390 Royal Bank of Canada 5,210,534
18,227 Russel Metals, Inc. 597,738
9,569 Shopify, Inc.
a
766,190
7,915 Sun Life Financial, Inc. 410,276
53,120 Superior Plus Corporation 364,288
4,214 Teck Resources, Ltd. 168,602
10,566 Thomson Reuters Corporation 1,568,730
5,024 TMX Group, Ltd. 124,250
22,632 Toromont Industries, Ltd. 1,982,330
58,621 Toronto-Dominion Bank 3,560,993
67,833 TransAlta Corporation 491,423
15,864 Tricon Residential, Inc. 174,634
6,321 Wheaton Precious Metals
Corporation 296,265
Total 66,780,288
Cayman Islands (1.1%)
131,588 Alibaba Group Holding, Ltd. 1,180,210
19,000 ASMPT, Ltd. 183,357
4,613 Baidu.com, Inc. ADR
a
485,795
119,000 China Feihe, Ltd.
b
54,518
186,000 China Mengniu Dairy Company,
Ltd. 412,124
Shares Common Stock (95.3%) Value
Cayman Islands (1.1%) - continued
122,000 China Resources Building Materials
Technology Holdings, Ltd. $ 19,542
15,600 Chow Tai Fook Jewellery Group,
Ltd. 21,133
92,000 Consun Pharmaceutical Group,
Ltd. 62,715
38,000 Geely Automobile Holdings, Ltd. 36,018
11,785 Hello Group, Inc. ADR 69,178
16,049 JD.com, Inc. 180,971
9,891 JOYY, Inc. ADR 303,258
7,000 Kingboard Holdings, Ltd. 12,459
132,500 Li Ning Company, Ltd. 283,063
36,229 Meituan
a,b
291,398
13,000 NetDragon Websoft Holdings, Ltd. 17,806
1,169 NetEase, Inc. ADR 114,141
5,579 PDD Holdings, Inc. ADR
a
707,808
74,000 Seazen Group, Ltd.
a
10,176
673,000 Shui On Land, Ltd. 60,395
116,000 Sino Biopharmaceutical, Ltd. 41,857
32,900 Sunny Optical Technology (Group)
Company, Ltd. 202,216
12,442 TAL Education Group ADR
a
132,383
72,390 Tencent Holdings, Ltd. 2,512,753
38,187 Tencent Music Entertainment Group
ADR
a
358,958
22,800 Tongcheng Travel Holdings, Ltd.
a
46,509
29,000 Topsports International Holdings,
Ltd.
b
18,797
70,000 VSTECS Holdings, Ltd. 37,719
622,500 WH Group, Ltd.
b
367,272
126,400 Xiaomi Corporation
a,b
199,147
49,000 Zhongsheng Group Holdings, Ltd. 82,713
Total 8,506,389
Chile (<0.1%)
713 Banco de Chile ADR 15,843
1,225 Banco de Credito e Inversiones SA 32,436
42,013 Cencosud SA 73,114
508,569 Colbun SA 72,178
18,082 Embotelladora Andina SA 46,070
21,675 Empresas CMPC SA 35,317
35,027 S.A.C.I. Falabella
a
83,137
Total 358,095
China (1.0%)
1,619,100 Agricultural Bank of China, Ltd. 877,387
359,500 Aluminum Corporation of China,
Ltd., Class A 285,748
620,000 Aluminum Corporation of China,
Ltd., Class H 302,164
34,000 Anhui Conch Cement Company,
Ltd., Class H 68,100
707,500 Bank of China, Ltd., Class A 425,944
68,000 Bank of China, Ltd., Class H 25,518
422,400 Bank of Communications
Company, Ltd. 353,507
485,700 Baoshan Iron & Steel Company,
Ltd. 416,576
790,300 BOE Technology Group Company,
Ltd. 396,312
2,500 BYD Company, Ltd., Class H 55,975
716,000 CGN Power Company, Ltd.
b
200,641
58,900 China Construction Bank
Corporation, Class A 56,357

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
China (1.0%) - continued
95,000 China Construction Bank
Corporation, Class H $ 56,417
73,000 China Merchants Securities
Company, Ltd. 136,090
1,400 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 1,714
292,000 China National Building Material
Company, Ltd. 103,001
544,800 China Petroleum & Chemical
Corporation, Class H 283,407
231,000 China Railway Group, Ltd. 105,645
7,600 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 55,404
1,200 China Tourism Group Duty Free
Corporation, Ltd.
b
10,524
80,300 China United Network
Communications, Ltd. 50,540
387,000 CMOC Group, Ltd. 211,981
79,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 83,000
535,000 CRRC Corporation, Ltd. 248,664
104,200 Foxconn Industrial Internet
Company, Ltd. 192,855
14,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
66,910
97,500 Great Wall Motor Company, Ltd.,
Class H 95,999
53,100 Gree Electric Appliances, Inc. of
Zhuhai 261,153
636,690 Greenland Holdings Corporation,
Ltd.
a
187,298
40,400 Guotai Junan Securities Company,
Ltd. 82,316
24,800 Huatai Securities Company, Ltd.
b
29,257
212,600 Huaxia Bank Company, Ltd. 179,406
24,400 Jiangsu Hengrui Medicine
Company, Ltd. 127,601
210,000 Jiangxi Copper Company, Ltd.,
Class H 293,691
562,000 People's Insurance Company
(Group) of China, Ltd. 174,713
114,500 PetroChina Company, Ltd., Class A 133,393
312,000 PetroChina Company, Ltd., Class H 225,690
84,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 355,906
95,700 Poly Developments and Holdings
Group Company, Ltd. 127,714
27,500 Seazen Holdings Company, Ltd.
a
37,901
272,700 Shenwan Hongyuan Group
Company, Ltd. 166,142
247,500 Shenzhen Overseas Chinese Town
Company, Ltd.
a
101,848
23,100 Shenzhou International Group
Holdings, Ltd. 205,715
5,600 Sichuan Kelun Pharmaceutical
Company, Ltd. 18,049
87,000 Tong Ren Tang Technologies
Company, Ltd. 63,007
10,000 Tsingtao Brewery Company, Ltd. 57,067
64,000 Wanda Film Holding Company,
Ltd.
a
98,508
7,600 ZTE Corporation 13,207
Total 8,105,962
Shares Common Stock (95.3%) Value
Colombia (<0.1%)
1,198 Bancolombia SA $ 10,079
Total 10,079
Cyprus (<0.1%)
9,845 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (<0.1%)
7,702 Komercni Banka AS 252,685
39 Philip Morris CR 27,157
Total 279,842
Denmark (2.9%)
13,047 ALK-Abello AS
a
210,538
26,412 Carlsberg AS 3,398,364
3,616 Dampskibsselskabet Norden AS 194,565
2,098 DFDS AS 71,081
28,090 DSV AS 5,025,577
2,782 H Lundbeck A/S 12,275
1,595 Jyske Bank AS 122,172
82,717 Novo Nordisk AS 9,454,923
22,412 Pandora AS 3,274,774
318 Per Aarsleff Holding A/S 14,637
153 Ringkjoebing Landbobank AS 24,659
558 Rockwool International AS 152,126
3,484 Scandinavian Tobacco Group AS
b
62,482
7,017 Sydbank AS 311,409
Total 22,329,582
Finland (0.2%)
4,957 Cargotec Oyj 281,805
18,428 Kesko Oyj 359,890
19,540 Kojamo Oyj 231,654
3,187 Konecranes Oyj 136,870
2,639 Puuilo Oyj 25,420
11,066 Tokmanni Group Corporation 189,747
Total 1,225,386
France (6.1%)
878 Arkema SA 95,555
2,428 AXA SA 81,496
160 BioMerieux 17,220
66,806 Carrefour SA 1,140,527
62,424 Compagnie de Saint-Gobain SA 4,413,768
64,256 Credit Agricole SA 920,454
51,843 Dassault Systemes SE 2,687,441
42,372 Eiffage SA 4,433,372
1,081 Eurazeo SE 92,080
13,101 Eutelsat Communications SACA
a
47,784
520 Ipsen SA 59,955
11,801 Ipsos SA 774,505
3,325 Kering SA 1,365,817
47,506 Legrand SA 4,632,878
6,048 LVMH Moet Hennessy Louis Vuitton
SE 5,032,272
6,792 Pernod-Ricard SA 1,113,785
6,279 Publicis Groupe SA 629,113
11,753 Rexel SA 313,020
99,107 Sanofi SA 9,925,081
5,167 Schneider Electric SE 1,015,054
145,450 Societe Generale SA 3,738,782
2,411 Sopra Steria Group 565,508
5,705 Thales SA 834,376
12,355 TotalEnergies SE 801,534

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
France (6.1%) - continued
4,901 Valeo SE $ 63,970
1,021 Veolia Environnement SA 33,268
1,600 Verallia SA
b
56,423
21,352 Vinci SA 2,697,223
2,229 Wendel SA 202,086
2,696 Worldline SA
a,b
36,446
Total 47,820,793
Germany (5.6%)
3,904 Aixtron SE 145,299
10,739 Allianz SE 2,869,192
53 Amadeus Fire AG 6,403
8,374 BASF SE 400,309
992 Bayer AG 30,868
22,950 Bayerische Motoren Werke AG 2,388,008
19,396 Brenntag AG 1,714,794
329 Carl Zeiss Meditec AG 34,680
18,132 Daimler Truck Holding AG 647,984
2,259 Dermapharm Holding SE 96,088
154,820 Deutsche Bank AG 1,999,915
12,080 Deutsche Boerse AG 2,405,597
60,087 Deutsche Post AG 2,877,803
63,561 Deutsche Telekom AG 1,560,278
11,192 Deutz AG 67,640
150,816 E.ON SE 2,040,423
99 Elmos Semiconductor SE 6,915
9,340 Evonik Industries AG 171,819
1,012 Fielmann Group AG 52,657
206 Fresenius Medical Care AG 7,962
50,245 Fresenius SE & Company KGaA 1,410,514
1,380 Gerresheimer AG 140,689
17,586 Heidelberg Materials AG 1,623,963
939 Hugo Boss AG 58,645
75,935 Infineon Technologies AG 2,768,344
507 Ionos SE
a
10,718
1,452 Jenoptik AG 45,345
6,086 Klockner & Company SE 44,014
12,955 LEG Immobilien AG
a
1,074,997
11,099 Mercedes-Benz Group AG 749,321
8,187 Merck KGaA 1,343,281
2,022 Muenchener Rueckversicherungs-
Gesellschaft AG 860,800
1,796 Nemetschek SE 165,723
2,775 RWE AG 102,468
3,586 SAF-Holland SE 57,902
31,852 SAP SE 5,518,226
16,213 Scout24 SE
b
1,193,763
33,637 Siemens AG 6,021,801
1,810 Siltronic AG 170,118
1,352 Stabilus SE 94,739
1,997 Stroeer SE & Company KGaA 117,247
18,357 TAG Immobilien AG
a
256,939
14,878 TeamViewer SE
a,b
213,300
756 VIB Vermoegen AG
a
11,765
335 Vossloh AG 14,860
492 Wacker Neuson SE 9,117
658 Zalando SE
a,b
13,138
Total 43,616,371
Greece (<0.1%)
16,567 Eurobank Ergasias Services and
Holdings SA
a
31,994
1,369 Mytilineos SA 56,220
Shares Common Stock (95.3%) Value
Greece (<0.1%) - continued
1,633 National Bank of Greece SA
a
$ 12,416
Total 100,630
Guernsey (<0.1%)
68,173 UK Commercial Property REIT, Ltd. 55,222
Total 55,222
Hong Kong (1.3%)
51,600 Bank of East Asia, Ltd. 58,678
218,000 BOC Hong Kong (Holdings), Ltd. 522,501
196,500 China Overseas Land &
Investment, Ltd. 297,263
256,500 CK Hutchison Holdings, Ltd. 1,324,777
20,000 CLP Holdings, Ltd. 159,069
46,960 CSPC Pharmaceutical Group, Ltd. 34,548
9,000 Hang Lung Group, Ltd. 10,834
66,000 Hang Lung Properties, Ltd. 76,623
55,000 Henderson Land Development
Company, Ltd. 143,309
198,800 Hong Kong Exchanges & Clearing,
Ltd. 6,027,378
34,000 Hysan Development Company, Ltd. 58,684
73,000 Swire Pacific, Ltd. 564,804
22,000 Techtronic Industries Company,
Ltd. 233,664
326,000 United Laboratories International
Holdings, Ltd. 281,811
3,100 VTech Holdings, Ltd. 17,955
178,000 Weichai Power Company, Ltd.,
Class H 314,253
14,000 Yuexiu Property Company, Ltd. 8,767
Total 10,134,918
Hungary (0.1%)
17,479 MOL Hungarian Oil & Gas plc 143,250
7,390 OTP Bank Nyrt 342,370
Total 485,620
India (1.7%)
460 ABB India, Ltd. 25,908
3,853 Angel One, Ltd. 152,034
1,823 Asian Paints, Ltd. 64,756
20,168 Axis Bank, Ltd. 259,306
9,487 Bajaj Auto, Ltd. 877,006
841 Bajaj Finserv, Ltd. 16,478
30,016 Bharat Petroleum Corporation, Ltd. 181,929
9,066 Birlasoft, Ltd. 92,623
1,024 Ceat, Ltd. 32,694
2,013 Chennai Petroleum Corporation,
Ltd. 20,682
36,371 Cipla, Ltd. 591,545
20,642 Coal India, Ltd. 101,071
860 CRISIL, Ltd. 42,430
3,930 Cummins India, Ltd. 108,582
229 Dixon Technologies India, Ltd. 16,539
5,924 Gujarat State Petronet, Ltd. 26,233
31,935 HCL Technologies, Ltd. 605,670
11,321 HDFC Asset Management
Company, Ltd.
b
488,341
14,640 Hero MotoCorp, Ltd. 815,026
7,213 Hindalco Industries, Ltd. 50,235
7,791 Hindustan Petroleum Corporation,
Ltd.
a
43,480
8,614 ICICI Bank, Ltd. ADR 210,182
1,061 ICICI Securities, Ltd.
b
10,483

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
India (1.7%) - continued
195,882 Indian Oil Corporation, Ltd. $ 346,881
1,443 Indraprastha Gas, Ltd. 7,486
29,669 Infosys, Ltd. ADR 589,226
24,292 Jindal Saw, Ltd. 152,296
16,886 JK Tyre & Industries, Ltd. 107,252
23,517 Kotak Mahindra Bank, Ltd. 516,876
10,211 KPIT Technologies, Ltd. 190,698
14,759 Larsen & Toubro, Ltd. 617,890
2,383 LTIMindtree, Ltd.
b
156,083
31,336 Manappuram Finance, Ltd. 69,693
387 Maruti Suzuki India, Ltd. 47,466
103 MRF, Ltd. 176,617
567 Mrs Bectors Food Specialities, Ltd. 8,114
2,330 Nestle India, Ltd. 70,283
2,549 Nippon Life India Asset
Management, Ltd.
b
16,078
224,303 Oil & Natural Gas Corporation, Ltd. 681,369
1,859 Persistent Systems, Ltd. 186,573
4,568 PI Industries, Ltd. 185,631
5,682 Pidilite Industries, Ltd. 173,182
5,603 Polycab India, Ltd. 292,871
107,819 Power Finance Corporation, Ltd. 575,712
70,680 REC, Ltd. 424,586
14,729 Reliance Industries, Ltd. 506,037
68,990 Samvardhana Motherson
International, Ltd. 94,055
102,648 State Bank of India 792,892
1,140 Supreme Industries, Ltd. 56,718
21,522 Tata Consultancy Services, Ltd. 988,530
21,579 Tata Motors, Ltd. 229,662
2,883 Torrent Power, Ltd. 36,104
3,156 UltraTech Cement, Ltd. 385,890
22,750 Welspun Living, Ltd. 44,973
Total 13,560,957
Indonesia (0.2%)
1,522,400 Bank Central Asia Tbk PT 921,092
675,000 Bank Mandiri Persero Tbk PT
a
284,186
2,019,500 Bank Rakyat Indonesia Persero
Tbk PT 727,496
Total 1,932,774
Israel (0.8%)
181 Arad Investment & Industrial
Development, Ltd.
a
3,850
5,347 Azrieli Group, Ltd. 360,295
41,673 Bank Hapoalim BM 354,551
113,414 Bank Leumi Le-Israel BM 861,398
14,553 Check Point Software Technologies,
Ltd.
a
2,312,908
518 First International Bank of Israel,
Ltd. 20,773
1,595 InMode, Ltd.
a
37,786
1,582 Israel Corporation, Ltd.
a
362,555
181 Isras Holdings, Ltd.
a
17,332
3,222 Magic Software Enterprises, Ltd. 32,717
7,954 Mivne Real Estate (KD), Ltd. 21,523
2,518 Mizrahi Tefahot Bank, Ltd. 93,713
3,468 NICE, Ltd.
a
719,547
1,072 Nova, Ltd.
a
152,660
68,380 Oil Refineries, Ltd. 23,620
2,916 One Software Technologies, Ltd. 36,660
40,899 Plus500, Ltd. 925,007
Shares Common Stock (95.3%) Value
Israel (0.8%) - continued
6,949 Radware, Ltd.
a
$ 127,028
Total 6,463,923
Italy (4.0%)
8,153 ACEA SPA 128,659
12,051 Arnoldo Mondadori Editore SPA 30,931
33,137 Azimut Holding SPA 923,814
7,318 Banca Farmafactoring SPA
b
79,083
13,071 Banca IFIS SPA 226,242
136,773 Banca Mediolanum SPA 1,399,692
32,007 Banca Popolare di Sondrio SPA 243,188
7,499 BPER Banca 27,048
2,031 Brunello Cucinelli SPA 201,346
4,726 Credito Emiliano SPA 42,961
681,145 Enel SPA 4,647,689
303,670 Eni SPA 4,840,886
44,365 Hera SPA 156,281
2,300,925 Intesa Sanpaolo SPA 7,089,802
155,380 Iren SPA 326,106
411,070 Italgas SPA 2,343,665
13,515 Moncler SPA 831,395
68,482 OVS SPA
b
163,124
111,992 Recordati SPA 6,181,293
3,197 Reply SPA 438,340
4,640 Technogym SPA
b
45,949
81,622 Unipol Gruppo SPA 506,838
Total 30,874,332
Japan (18.8%)
18 Activia Properties, Inc. 49,021
3,700 ADEKA Corporation 72,397
60,300 Advantest Corporation
a
2,399,811
3,600 Aica Kogyo Company, Ltd. 83,415
13,500 Ain Holdings, Inc. 440,552
500 Aisin Corporation 18,668
1,800 Amvis Holdings, Inc. 33,161
10,100 Aozora Bank, Ltd. 222,027
17,200 Arcs Company, Ltd. 342,233
4,800 Artience Company, Ltd. 89,816
221,600 Astellas Pharma, Inc. 2,579,974
500 Axial Retailing, Inc. 13,832
400 BayCurrent Consulting, Inc. 9,300
2,700 BML, Inc. 52,182
200 C. Uyemura & Company, Ltd. 15,177
134,000 Canon, Inc. 3,691,317
13,000 Capcom Company, Ltd. 495,804
8,700 Central Glass Company, Ltd. 162,778
2,200 Chiba Bank, Ltd. 16,303
7,100 Chudenko Corporation 133,873
10,200 Chugin Financial Group, Inc. 72,227
12,500 Coca-Cola Bottlers Japan, Inc. 169,650
5,600 COMSYS Holdings Corporation 122,613
7,400 Dai Nippon Printing Company, Ltd. 214,156
20,400 Daiichi Sankyo Company, Ltd. 610,756
9,000 Daikin Industries, Ltd. 1,442,091
2,100 Daio Paper Corporation 15,818
2,300 Daito Trust Construction Company,
Ltd. 261,626
22,500 Daiwa House Industry Company,
Ltd. 695,744
85 Daiwa House REIT Investment
Corporation 150,187
5,600 DeNA Company, Ltd. 56,540
6,300 Denso Corporation
a
98,961
1,200 Dentsu Soken, Inc. 44,803

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Japan (18.8%) - continued
1,100 Descente, Ltd. $ 25,407
3,700 DISCO Corporation 998,405
16,600 Doutor Nichires Holdings
Company, Ltd. 245,100
7,700 DTS Corporation 189,385
740,600 Eneos Holdings, Inc. 2,990,954
2,500 FANUC Corporation 69,156
1,400 Fast Retailing Company, Ltd. 373,768
9,900 Ferrotec Holdings Corporation 190,935
5,800 Food & Life Companies, Ltd. 116,060
8,900 Fuji Soft, Inc. 390,108
35,100 FUJIFILM Holdings NPV 2,224,811
1,700 Fujimi, Inc. 34,068
17,300 Fujitsu, Ltd. 2,394,568
900 Fukuda Denshi Company, Ltd. 47,989
5,300 Fukuyama Transporting Company,
Ltd. 146,583
4,800 Future Corporation 56,970
6,600 Glory, Ltd. 136,366
43 GLP J-REIT 38,392
12,300 Gree, Inc. 48,932
900 H.U. Group Holdings, Inc. 16,731
22,600 Hakuhodo DY Holdings, Inc. 173,596
5,400 Hanwa Company, Ltd. 197,513
40,000 Heiwa Corporation 594,314
1,700 Heiwado Company, Ltd. 25,388
40,300 Hino Motors, Ltd.
a
137,205
12,000 HIS Company, Ltd.
a
145,781
16,800 Hitachi, Ltd. 1,319,646
1,600 Hogy Medical Company, Ltd. 38,573
279,600 Honda Motor Company, Ltd.
a
3,125,386
28,800 Hoya Corporation 3,658,441
10,100 Hyakugo Bank, Ltd. 39,171
53,500 Inaba Denki Sangyo Company, Ltd. 1,278,318
189 Industrial & Infrastructure Fund
Investment Corporation 171,034
700 Internet Initiative Japan, Inc. 13,574
10,800 ITOCHU Corporation 490,149
400 Itochu-Shokuhin Company, Ltd. 20,436
6,400 JAFCO Group Company, Ltd. 75,908
69 Japan Metropolitan Fund
Investment Corporation 46,840
2,500 Japan Post Insurance Company,
Ltd. 46,805
78,800 Japan Tobacco, Inc. 2,076,962
3,700 JEOL, Ltd. 169,141
22,300 JFE Holdings, Inc. 352,091
11,900 JGC Corporation 139,390
1,800 J-Oil Mills, Inc. 24,949
2,600 Juroku Financial Group, Inc. 72,895
34,700 Kajima Corporation 619,286
15,700 Kakaku.com, Inc. 178,592
700 Kaken Pharmaceutical Company,
Ltd. 16,532
12,400 Kamigumi Company, Ltd. 285,272
3,700 Kansai Paint Company, Ltd. 61,863
17,100 Kawasaki Kisen Kaisha, Ltd. 833,177
146,900 KDDI Corporation 4,867,540
65 KDX Realty Investment
Corporation
a
70,508
700 KeePer Technical Laboratory
Company, Ltd. 30,892
15,300 Keiyo Bank, Ltd. 74,897
6,400 Keyence Corporation 2,863,346
3,100 KOMEDA Holdings Company, Ltd. 59,419
7,600 Konica Minolta, Inc. 20,856
Shares Common Stock (95.3%) Value
Japan (18.8%) - continued
21,600 Kubota Corporation $ 326,969
5,600 Kumagai Gumi Company, Ltd. 145,746
6,500 Kuraray Company, Ltd. 68,196
1,800 Kureha Corporation
a
34,456
800 KYB Corporation 27,739
54,200 Kyoei Steel, Ltd. 779,056
2,100 Kyoritsu Maintenance Company,
Ltd. 86,292
9,500 Link and Motivation, Inc. 35,639
11,000 Lion Corporation 98,055
3,600 M&A Research Institute Holdings,
Inc.
a
128,130
16,500 Mandom Corporation 143,639
3,500 Matsui Securities Company, Ltd. 19,663
700 Matsuyafoods Holdings Company,
Ltd. 28,156
9,400 Mazda Motor Corporation 113,960
1,100 McDonald's Holdings Company
(Japan), Ltd. 48,977
6,300 Mebuki Financial Group, Inc. 18,857
8,800 Medipal Holdings Corporation 140,457
3,600 MegaChips Corporation 116,239
18,800 MEITEC Group Holdings, Inc. 371,927
6,500 Menicon Company, Ltd. 94,393
1,300 Micronics Japan Company, Ltd. 38,601
92,100 Mitsubishi Chemical Group
Corporation 555,339
165,000 Mitsubishi Corporation
a
2,843,766
27,400 Mitsubishi Estate Company, Ltd. 379,652
68,800 Mitsubishi HC Capital, Inc. 487,823
1,400 Mitsubishi Logistics Corporation 43,245
1,200 Mitsubishi Materials Corporation 21,969
6,800 Mitsubishi Shokuhin Company, Ltd. 231,174
422,400 Mitsubishi UFJ Financial Group,
Inc. 3,956,431
16,800 Mitsui & Company, Ltd. 681,362
6,900 Mixi, Inc. 118,356
191,300 Mizuho Financial Group, Inc. 3,474,308
12,700 MS and AD Insurance Group
Holdings, Inc. 524,443
75,800 Murata Manufacturing Company,
Ltd.
a
1,530,563
9,500 NEC Networks & System Integration
Corporation 153,418
24,800 Net One Systems Company, Ltd. 403,226
4,500 Nextage Company, Ltd. 67,800
900 Nichiha Corporation 18,080
3,500 Nidec Corporation 130,539
1,600 Nifco, Inc./Japan 41,521
115,500 Nihon M&A Center Holdings, Inc. 694,257
5,900 Nikkon Holdings Company, Ltd. 126,748
24,100 Nikon Corporation 245,953
46,300 Nintendo Company, Ltd. 2,586,823
9,100 Nippon Electric Glass Company,
Ltd. 202,283
54 Nippon REIT Investment
Corporation 125,040
1,600 Nippon Shokubai Company, Ltd. 60,192
16,900 Nippon Steel Corporation 406,693
11,200 Nishimatsu Construction Company,
Ltd. 307,877
2,400 Nisshin Oillio Group, Ltd. 73,315
4,300 Nissui Corporation 23,495
8,900 Nitori Holdings Company, Ltd. 1,164,847
25,400 Nitto Kogyo Corporation 691,203
5,600 NOK Corporation 74,175

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Japan (18.8%) - continued
59,400 Nomura Holdings, Inc. $ 319,937
12,900 Nomura Research Institute, Ltd. 394,528
20,600 NSD Company, Ltd. 386,579
40,100 NTN Corporation 73,333
105,900 NTT Data Group Corporation 1,525,344
2,200 OBIC Business Consultants
Company, Ltd. 106,393
4,200 Ohsho Food Service Corporation 232,209
6,200 Okamura Corporation 92,920
17,000 Okinawa Electric Power Company,
Inc. 134,727
24,000 Ono Pharmaceutical Company, Ltd. 432,579
1,400 Optorun Company, Ltd. 16,177
56,900 Oriental Land Company, Ltd. 2,113,271
117,600 ORIX Corporation 2,270,770
6,200 Otsuka Corporation 260,882
14,200 Otsuka Holdings Company, Ltd. 558,178
109,700 Panasonic Holdings Corporation 1,033,240
2,700 PeptiDream, Inc.
a
23,661
112,900 Persol Holdings Company, Ltd.
a
179,478
700 Pigeon Corporation 7,650
7,000 Plus Alpha Consulting Company,
Ltd. 121,999
5,800 Rakus Company, Ltd. 95,329
58,416 Recruit Holdings Company, Ltd. 2,307,357
79,900 Renesas Electronics Corporation
a
1,310,966
7,400 Rengo Company, Ltd. 47,989
17,800 Resona Holdings, Inc. 98,261
8,800 Resorttrust, Inc. 152,976
2,200 Ringer Hut Company, Ltd. 36,370
106,200 Rohm Company, Ltd.
a
1,832,931
6,800 Sankyo Company, Ltd. 415,933
9,800 Sankyu, Inc. 366,346
10,700 Santen Pharmaceutical Company,
Ltd. 108,095
4,500 Sanyo Chemical Industries, Ltd. 131,523
1,100 Sanyo Special Steel Company, Ltd. 18,894
2,200 Sato Holdings Corporation 32,347
1,200 SB Technology Corporation 20,208
2,900 SCREEN Holdings Company, Ltd.
a
284,372
33,600 Secom Company, Ltd. 2,438,700
2,600 Sega Sammy Holdings, Inc. 38,266
56,900 Sekisui Chemical Company, Ltd. 812,392
42,700 Sekisui House, Ltd. 963,918
71,100 Seven & I Holdings Company, Ltd. 2,808,082
11,900 SG Holdings Company, Ltd. 154,106
600 SHIFT, Inc.
a
108,164
46,200 Shin-Etsu Chemical Company, Ltd. 1,818,533
8,600 Ship Healthcare Holdings, Inc. 130,521
34,200 SKY Perfect JSAT Holdings, Inc. 179,972
2,800 SMC Corporation 1,558,605
2,200 Socionext, Inc. 50,420
76,000 SoftBank Group Corporation 3,280,969
46,000 Sohgo Security Services Company,
Ltd. 251,113
45,500 Sojitz Corporation 1,073,865
33,000 Sompo Holdings, Inc. 1,711,098
33,800 Sony Group Corporation 3,314,712
228 Star Asia Investment Corporation 89,399
3,000 Starts Corporation, Inc. 61,541
24,600 Sumco Corporation 372,946
23,500 Sumitomo Chemical Company, Ltd. 55,333
14,000 Sumitomo Dainippon Pharma
Company, Ltd. 41,097
23,000 Sumitomo Mitsui Financial Group,
Inc. 1,196,308
Shares Common Stock (95.3%) Value
Japan (18.8%) - continued
64,400 Sumitomo Mitsui Trust Holdings,
Inc.
a
$ 1,319,766
900 Sumitomo Osaka Cement
Company, Ltd. 22,673
3,400 Sumitomo Riko Company, Ltd. 29,219
500 Suzuken Company, Ltd./Aichi
Japan 15,521
81,900 Systena Corporation 165,543
7,700 Taiheiyo Cement Corporation 158,484
4,100 Taikisha, Ltd. 122,249
20,400 Taiyo Holdings Company, Ltd. 449,490
4,200 Takamatsu Construction Group
Company, Ltd. 84,343
5,200 Takara Standard Company, Ltd. 62,130
160,200 Takeda Pharmaceutical Company,
Ltd. 4,708,355
4,400 TBS Holdings, Inc. 102,034
2,500 Teijin, Ltd. 22,998
6,200 Terumo Corporation 209,882
42,100 TIS, Inc. 936,382
46,500 Toagosei Company, Ltd. 445,086
6,800 Toho Holdings Company, Ltd. 147,278
34,800 Tohoku Electric Power Company,
Inc. 232,318
3,000 Tokai Corporation/Gifu 42,845
26,600 Tokio Marine Holdings, Inc. 701,374
11,600 Tokyo Electron, Ltd. 2,152,640
2,300 Tokyo Seimitsu Company, Ltd. 148,980
5,400 Tokyotokeiba Company, Ltd. 169,123
36,100 Tokyu Fudosan Holdings
Corporation 241,422
51,900 TOPPAN Holdings, Inc. 1,430,596
800 Torii Pharmaceutical Company, Ltd. 20,387
7,300 Totetsu Kogyo Company, Ltd. 149,891
1,800 Towa Pharmaceutical Company,
Ltd. 31,499
3,200 Toyo Suisan Kaisha, Ltd. 166,629
462,000 Toyota Motor Corporation 9,225,133
5,100 Transcosmos, Inc. 106,494
11,400 TRE Holdings Corporation 96,711
1,100 Tri Chemical Laboratories, Inc. 27,127
22,200 Tsubakimoto Chain Company 642,034
200 Tsuruha Holdings, Inc. 15,827
78,100 TV Asahi Holdings Corporation 930,909
31,200 UBE Corporation 518,716
5,700 ULVAC, Inc. 278,978
2,500 Universal Entertainment
Corporation 36,157
1,900 UT Group Company, Ltd.
a
30,442
4,200 Valor Holdings Company, Ltd. 71,756
7,000 ValueCommerce Company, Ltd. 59,701
1,600 WDB Holdings Company, Ltd. 25,197
56,000 Yakult Honsha Company, Ltd.
a
1,223,129
257,800 Yamada Holdings Company, Ltd. 787,471
12,100 Yuasa Trading Company, Ltd. 403,162
1,100 Zeria Pharmaceutical Company,
Ltd. 15,234
81,400 ZOZO, Inc. 1,782,377
Total 146,157,754
Jersey (0.7%)
7,495 Experian plc 311,960
595,750 Glencore plc 3,152,084
693,437 Man Group plc 2,083,615

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Jersey (0.7%) - continued
102,830 TP ICAP Group plc $ 243,631
Total 5,791,290
Kuwait (0.1%)
12,456 HumanSoft Holding Company
KSCC 139,062
6,946 Kuwait Finance House KSCP 17,410
20,229 Mobile Telecommunications
Company KSCP 34,573
98,024 National Bank of Kuwait KSC 312,111
18,191 National Industries Group Holding 14,098
Total 517,254
Luxembourg (0.4%)
5,777 APERAM SA 178,024
22,349 Aroundtown SA
a
49,855
122,379 B&M European Value Retail SA 802,037
9,030 Grand City Properties SA 87,651
5,958 Reinet Investments SCA 149,325
58,635 Tenaris SA ADR 1,865,179
Total 3,132,071
Malaysia (<0.1%)
61,500 Hong Leong Bank Bhd 249,593
16,900 IOI Corporation Bhd 14,249
4,500 Petronas Dagangan Bhd 20,302
53,107 Sports Toto Bhd
a
16,729
12,800 Ta Ann Holdings Bhd 9,986
Total 310,859
Mexico (0.2%)
2,374 America Movil SAB de CV ADR 42,851
19,800 Arca Continental SAB de CV 225,109
19,658 Cemex SAB de CV ADR
a
162,768
4,266 Coca-Cola FEMSA SAB de CV ADR 405,014
368 Fomento Economico Mexicano SAB
de CV ADR 49,879
13,730 Grupo Financiero Banorte SAB de
CV ADR 139,609
30,000 Grupo Mexico SAB de CV 154,641
59,500 Megacable Holdings SAB de CV 152,107
7,900 Wal-Mart de Mexico SAB de CV 32,630
Total 1,364,608
Netherlands (5.1%)
1,564 ASM International NV 866,819
18,645 ASML Holding NV 16,176,114
2,610 Cementir Holding NV 27,991
13,662 Euronext NV
b
1,201,666
3,391 EXOR NV 328,086
5,976 IMCD NV 912,177
152,472 Koninklijke (Royal) KPN NV 518,668
237,056 Koninklijke Ahold Delhaize NV 6,666,738
17,966 Koninklijke Vopak NV 561,231
254,095 MFE-MediaForEurope NV 648,604
3,882 NEPI Rockcastle NV 26,142
35,076 QIAGEN NV 1,521,829
7,683 Signify NV
b
230,371
285,794 Stellantis NV 6,295,059
82,044 STMicroelectronics NV 3,602,333
669 Wolters Kluwer NV 98,622
Total 39,682,450
Shares Common Stock (95.3%) Value
New Zealand (<0.1%)
63,767 Contact Energy, Ltd. $ 314,549
615 Xero, Ltd.
a
44,021
Total 358,570
Norway (1.2%)
54,134 Aker Solutions ASA 200,784
170,677 DNB Bank ASA 3,317,914
33,699 Elkem ASA
b
69,926
90,911 Equinor ASA 2,601,609
27,075 Europris ASA
b
202,930
9,109 Hoegh Autoliners ASA 91,720
21,645 Norsk Hydro ASA 126,850
2,520 Veidekke ASA 23,002
9,193 Wallenius Wilhelmsen ASA 89,370
73,879 Yara International ASA 2,441,898
Total 9,166,003
Philippines (<0.1%)
6,650 SM Investments Corporation 106,165
Total 106,165
Poland (0.1%)
6,654 Asseco Poland SA 121,212
4,161 Bank Polska Kasa Opieki SA 160,058
274 Budimex SA 46,942
2,643 KGHM Polska Miedz SA 73,636
22 LPP SA 85,546
602 Orlen SA 9,387
22,107 Powszechna Kasa Oszczednosci
Bank Polski SA 280,494
16,887 Powszechny Zaklad Ubezpieczen
SA 203,322
171 Santander Bank Polska SA 20,711
Total 1,001,308
Portugal (0.3%)
34,669 CTT-Correios de Portugal SA 137,560
121,119 EDP - Energias de Portugal SA 540,241
81,283 Galp Energia SGPS SA 1,279,531
61,096 REN - Redes Energeticas
Nacionais SGPS SA 150,111
Total 2,107,443
Qatar (<0.1%)
83,711 Commercial Bank PSQC 120,587
23,274 Doha Bank QPSC 10,881
35,833 Gulf International Services QSC 27,693
9,983 Gulf Warehousing Company 8,911
32,534 Masraf Al Rayan QSC 20,984
20,949 Qatar Gas Transport Company, Ltd. 19,957
3,907 Qatar International Islamic Bank
QSC 11,182
11,159 Qatar National Bank QPSC 47,464
Total 267,659
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,d
9
3,228 LUKOIL PJSC
a,d,e
0
3,189 Mechel PJSC ADR
a,d
0
7,840 MMC Norilsk Nickel PJSC ADR
a,d
1
234 Novatek PJSC GDR
a,d
0
361 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
174,130 Sberbank of Russia PJSC
a,d,e
0

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Russian Federation (<0.1%) - continued
9,280 Sovcomflot OAO
a,d,e
$ 0
404,300 Surgutneftegas PJSC
a,d,e
0
35,587 Surgutneftegas PJSC ADR
a,d
4
Total 14
Saudi Arabia (0.3%)
771 Al Masane Al Kobra Mining
Company 11,102
37,805 Al Rajhi Bank 843,918
1,001 Alinma Bank 11,025
1,556 Almunajem Foods Company 35,631
2,624 Arab National Bank 17,448
2,874 Dr. Sulaiman Al Habib Medical
Services Group Company 222,166
1,818 Eastern Province Cement Company 17,258
14,771 Fawaz Abdulaziz Al Hokair &
Company
a
66,466
54,169 Jarir Marketing Company 220,137
653 National Medical Care Company 32,970
4,636 SABIC Agri-Nutrients Company 158,068
29,139 Saudi Arabian Oil Company
b
237,369
504 Saudi Basic Industries Corporation 10,448
2,091 Saudi Electricity Company 10,551
31,188 Saudi National Bank 336,816
4,668 Saudi Public Transport Company
a
25,077
20,152 Saudi Telecom Company 219,286
Total 2,475,736
Singapore (1.1%)
42,300 CapitaLand Integrated Commercial
Trust 63,059
574,700 ComfortDelGro Corporation, Ltd. 597,737
219,100 DBS Group Holdings, Ltd. 5,189,450
171,500 Genting Singapore, Ltd. 128,798
5,558 Kenon Holdings, Ltd. 137,251
86,900 Singapore Exchange, Ltd. 606,791
25,200 Singapore Technologies
Engineering, Ltd. 69,828
57,600 United Overseas Bank, Ltd. 1,214,124
323,000 Yangzijiang Shipbuilding Holdings,
Ltd. 403,239
156,800 Yanlord Land Group, Ltd.
a
60,594
Total 8,470,871
South Africa (0.2%)
18,510 Absa Group, Ltd. 161,620
32,106 AECI, Ltd. 172,966
353 Anglo American Platinum, Ltd. 14,945
15,086 Aspen Pharmacare Holdings, Ltd. 156,383
3,048 Barloworld, Ltd. 12,194
4,336 Coronation Fund Managers, Ltd. 7,217
30,373 DataTec, Ltd. 66,481
26,603 FirstRand, Ltd. 96,349
4,979 Kumba Iron Ore, Ltd. 147,066
9,834 Momentum Metropolitan Holdings 11,015
363 MTN Group, Ltd. 1,852
1,274 Naspers, Ltd. 213,478
9,165 Sasol, Ltd. 79,604
24,162 Standard Bank Group 257,771
4,762 Super Group, Ltd. 7,122
Total 1,406,063
South Korea (0.8%)
1,114 Caregen Company, Ltd.
a
17,863
911 CJ Corporation
a
63,987
Shares Common Stock (95.3%) Value
South Korea (0.8%) - continued
3,063 Green Cross Holdings Corporation
a
$ 33,909
9,453 GS Holdings Corporation
a
327,824
701 Hanmi Pharm Company, Ltd. 170,074
8,511 Hanon Systems 39,723
685 Hanwha Corporation
a
13,939
1,515 HD Hyundai Company, Ltd. 80,749
1,235 Hyundai Motor Company 179,631
5,674 Kakao Corporation
a
221,886
183 Korea Zinc Company, Ltd. 64,830
167 LG Chem, Ltd. 54,156
106 LG H&H Company, Ltd. 24,025
3,115 Lotte Shopping Company, Ltd.
a
191,518
1,487 NAVER Corporation 221,745
270 NCSoft Corporation
a
39,849
20,983 NH Investment & Securities
Company, Ltd.
a
166,486
2,212 PharmaResearch Company, Ltd.
a
174,331
1,001 POSCO Holdings, Inc. 317,597
356 Samsung Biologics Company,
Ltd.
a,b
224,092
3,162 Samsung C&T Corporation 326,649
43,619 Samsung Electronics Company,
Ltd. 2,370,119
116 Samsung SDI Company, Ltd. 32,193
5,674 Samsung Securities Corporation,
Ltd. 159,485
7,676 SD Biosensor, Inc. 59,726
644 SK Biopharmaceuticals Company,
Ltd.
a
44,731
4,131 SK Hynix, Inc. 413,681
3,220 Yuhan Corporation
a
142,322
Total 6,177,120
Spain (2.9%)
125,168 Acerinox SA 1,321,417
1,839 Aena SME SA
b
325,331
42,382 Amadeus IT Holding SA 2,970,134
511,848 Banco Bilbao Vizcaya Argentaria
SA 4,790,592
1,293,622 Banco Santander SA 5,199,122
58,437 Compania de Distribucion Integral
Logista Holdings SA 1,652,883
1,387 Global Dominion Access SA
b
5,359
20,618 Industria de Diseno Textil SA 881,568
3,938 Laboratorios Farmaceuticos ROVI
SA 271,613
4,443 Let's GOWEX SA
a,d,f
0
10,779 Melia Hotels International SA
a
72,931
30,948 Merlin Properties Socimi SA 315,149
334,802 Repsol SA 4,944,431
1,167 Vidrala SA 116,969
Total 22,867,499
Sweden (2.4%)
44,576 AB Industrivarden, Class A 1,403,341
39,113 AB Industrivarden, Class C 1,229,286
16,457 AcadeMedia AB
b
89,902
10,095 AddLife AB 108,809
11,439 Addtech AB 235,983
9,852 Alfa Laval AB 361,498
4,941 Alleima AB 32,802
34,607 Arjo AB 161,981
158,211 Assa Abloy AB 4,339,052
1,792 Atrium Ljungberg AB 35,920
15,956 Attendo AB
a,b
62,480

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Sweden (2.4%) - continued
19,166 Betsson AB $ 208,586
6,947 BioGaia AB 75,166
10,579 Biotage AB 150,366
1,438 Bufab AB 50,929
1,517 Bure Equity AB 43,328
910 Camurus AB
a
45,114
2,126 Catena AB 90,646
150,097 Corem Property Group AB 151,226
3,541 Dios Fastigheter AB 27,466
138,648 Granges AB 1,374,787
35,132 Hexatronic Group AB 73,693
69,578 Hexpol AB 796,429
65,279 Investor AB, Class B 1,536,979
15,680 Inwido AB 191,538
5,886 Lifco AB 142,011
10,754 Lindab International AB 204,204
7,770 Modern Times Group MTG AB
a
59,472
19,372 NCC AB 247,382
25,609 Nyfosa AB 229,057
7,680 Pandox AB 105,310
11,759 Peab AB 58,053
4,540 Platzer Fastigheter Holding AB 36,984
315 RVRC Holding AB 1,916
23,229 Skandinaviska Enskilda Banken AB 329,901
58,455 SKF AB 1,151,864
248,349 SSAB AB, Class A 1,932,108
22,101 SSAB AB, Class B 168,818
8,950 Svolder AB 49,503
274 Sweco AB 3,212
2,353 SwedenCare AB 13,987
33,760 Trelleborg AB 1,027,560
454 Troax Group AB 9,863
4,836 Vitrolife AB 79,617
Total 18,728,129
Switzerland (6.8%)
62,162 ABB, Ltd. 2,630,189
44 Bucher Industries AG 18,637
476 Burckhardt Compression Holding
AG 266,306
2,048 Cembra Money Bank AG 157,905
234 Comet Holding AG 77,153
527 DKSH Holding AG 36,877
1,241 Galenica AG
b
109,435
93,360 Holcim AG 7,130,731
1 LEM Holding SA 2,285
82 Lindt & Spruengli AG 1,042,134
970 Lonza Group AG 474,239
52,027 Nestle SA 5,928,508
172,142 Novartis AG 17,801,859
631 Partners Group Holding AG 851,329
18,309 PSP Swiss Property AG 2,436,874
19,963 Roche Holding AG, Participation
Certificates 5,683,793
12,139 Sandoz Group AG
a
416,307
2,162 Schindler Holding AG, Participation
Certificates 538,530
482 Siegfried Holding AG 480,143
3,031 Sonova Holding AG 968,697
5,971 Swiss Prime Site AG 604,775
2,085 Tecan Group AG 795,875
2,286 Temenos AG 232,647
883 u-blox Holding AG 87,026
869 Vontobel Holding AG 57,240
225 Zehnder Group AG 13,409
Shares Common Stock (95.3%) Value
Switzerland (6.8%) - continued
7,737 Zurich Insurance Group AG $ 3,931,089
Total 52,773,992
Taiwan (1.6%)
11,222 ASE Technology Holding Company,
Ltd. ADR 104,252
67,000 Asia Cement Corporation 84,964
7,000 Asustek Computer, Inc. 99,395
195,000 Capital Securities Corporation 99,974
167,000 Cathay Financial Holding
Company, Ltd. 234,840
63,000 Chang Hwa Commercial Bank, Ltd. 35,170
201,000 Cheng Shin Rubber Industry
Company, Ltd. 291,439
8,000 Chicony Electronics Company, Ltd. 41,946
3,000 Chicony Power Technology
Company, Ltd. 13,993
8,000 China Steel Chemical Corporation 28,993
93,000 Chipbond Technology Corporation 213,941
892 Chunghwa Telecom Company, Ltd.
ADR 33,521
24,000 Delta Electronics, Inc. 214,766
10,000 ELAN Microelectronics Corporation 47,832
67,000 Feng Hsin Steel Company, Ltd. 145,244
11,000 Getac Holdings Corporation 36,172
4,000 Global Mixed Mode Technology,
Inc. 31,380
275,000 Inventec Corporation 482,988
71,000 Lite-On Technology Corporation 245,881
16,000 MediaTek, Inc. 493,722
42,000 Micro-Star International Company,
Ltd. 243,601
180,000 Nan Ya Plastics Corporation 348,842
39,000 Novatek Microelectronics
Corporation 635,299
99,000 Pegatron Corporation 260,981
75,000 Pou Chen Corporation 75,502
6,000 Powertech Technology, Inc. 27,856
8,000 President Chain Store Corporation 67,451
85,000 Quanta Computer, Inc. 672,097
6,000 Radiant Opto-Electronics
Corporation 26,534
35,000 Realtek Semiconductor Corporation 523,789
5,000 Sigurd Microelectronics
Corporation 10,778
16,000 Systex Corporation 58,940
156,244 Taichung Commercial Bank
Company, Ltd.
a
78,335
312,400 Taiwan Cooperative Financial
Holding Company, Ltd. 253,449
6,000 Taiwan Fertilizer Company, Ltd. 13,028
239,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,796,833
39,762 Topco Scientific Company, Ltd. 238,207
4,000 TTY Biopharm Company, Ltd. 9,930
180,000 Uni-President Enterprises
Corporation 415,959
20,000 USI Corporation 11,671
10,000 Wistron Corporation 36,613
10,000 WPG Holdings, Ltd. 27,839
643,599 Yuanta Financial Holding Company,
Ltd.
a
554,843
Total 12,368,790

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Thailand (<0.1%)
62,200 Krung Thai Bank pcl NVDR $ 27,879
Total 27,879
Turkey (0.1%)
8,544 BIM Birlesik Magazalar AS 107,141
28,997 KOC Holding AS 153,146
26,232 Turk Hava Yollari Anonim Ortakligi
a
235,141
8,062 Turkiye Petrol Rafinerileri AS 39,720
Total 535,148
United Arab Emirates (0.2%)
35,490 Abu Dhabi Commercial Bank
PJSC
d
86,963
11,827 Abu Dhabi Islamic Bank PJSC 36,064
184,592 Deyaar Development PJSC
a
35,524
265,060 Dubai Islamic Bank PJSC 456,086
225,619 Emaar Properties PJSC 456,173
20,754 Emirates Central Cooling Systems
Corporation 9,888
100,473 Emirates NBD Bank PJSC 484,181
Total 1,564,879
United Kingdom (10.4%)
62,631 AstraZeneca plc 8,303,411
595,651 Auto Trader Group plc
b
5,479,913
54,681 Balfour Beatty plc 230,067
303,455 Barclays plc 563,918
26,796 Barratt Developments plc 182,623
10,747 Bellway plc 374,448
12,969 Berkeley Group Holdings plc 785,333
1,493 Big Yellow Group plc 21,589
818 Bodycote plc 6,596
611,358 BP plc 3,570,582
16,176 Breedon Group plc 74,517
13,809 Britvic plc 154,439
16,981 Bunzl plc 690,103
33,265 Burberry Group plc 547,938
3,771 Bytes Technology Group plc 31,305
4,534 Central Asia Metals plc 9,550
72,005 Compass Group plc 1,983,287
7,484 Computacenter plc 273,415
105,716 Diageo plc 3,818,232
63,609 Domino's Pizza Group plc 280,912
11,199 Dr. Martens plc 12,610
39,138 DS Smith plc 139,550
52,744 Evraz plc
a,d
6
27,974 FirstGroup plc 58,897
11,970 Future plc 107,265
275 Games Workshop Group plc 34,520
3,002 Genus plc 87,194
3,993 Greggs plc 134,505
103,616 Halma plc 2,867,995
23,167 Harbour Energy plc 81,423
15,958 Hays plc 19,857
221 Hikma Pharmaceuticals plc 5,392
69,511 Howden Joinery Group plc 703,929
1,052,275 HSBC Holdings plc 8,215,842
150,067 IG Group Holdings plc 1,348,522
3,023 IMI plc 64,116
161,429 Imperial Brands plc 3,875,120
14,950 Inchcape plc 128,731
54,094 InterContinental Hotels Group plc 5,125,568
7,749 J D Wetherspoon plc
a
82,490
930 Liontrust Asset Management plc 7,341
90,579 Marks & Spencer Group plc 282,995
Shares Common Stock (95.3%) Value
United Kingdom (10.4%) - continued
11,927 ME Group International plc $ 19,196
27,116 Mondi plc 485,908
124,646 Moneysupermarket.com Group plc 402,171
4,123 Morgan Sindall Group plc 118,348
40,011 Next plc 4,271,430
23,546 PageGroup plc 136,845
37,751 Paragon Banking Group plc 336,232
53,855 Pearson plc 660,680
82,318 Pets at Home Group plc 292,309
46,242 Redde Northgate plc 208,039
13,582 Redrow plc 103,176
160,213 RELX plc 6,612,636
195,992 Rightmove plc 1,387,068
3,050 RS Group plc 30,222
155,643 Serco Group plc 339,635
334,727 Shell plc 10,377,305
7,577 Spectris plc 352,735
36,984 Spirent Communications plc 55,171
47,938 SSP Group plc
a
136,430
410,458 Tesco plc 1,487,342
2,136 Tritax Big Box REIT plc 4,472
28,064 Virgin Money UK plc 55,549
2,952 Volution Group plc 16,162
11,221 Watches of Switzerland Group plc
a,b
52,845
33,813 Whitbread plc 1,532,672
64,858 Wickes Group plc 128,688
9,227 YouGov plc 136,228
1,495 Young & Company's Brewery plc 19,420
Total 80,524,960
United States (0.1%)
11,500 Yum China Holding, Inc. 397,785
Total 397,785
Virgin Islands, British (<0.1%)
2,348 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $641,981,667) 741,628,802
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
65,200 Companhia de Sanena Do Parana 73,828
Total 73,828
Germany (<0.1%)
2,343 Bayerische Motoren Werke AG 228,935
Total 228,935
Russian Federation (<0.1%)
90 Transneft PJSC
a,d,e
0
Total 0
South Korea (0.1%)
439 Hyundai Motor Company, 2nd
Preferred 38,790
992 Hyundai Motor Company, Preferred 87,715

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (<0.1%) Value
South Korea (0.1%) - continued
11,317 Samsung Electronics Company,
Ltd. $ 495,185
Total 621,690
Total Preferred Stock
(cost $1,065,198) 924,453
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
398,629
3,250,000 6.000%,  5/16/2024
g
345,916
637,000 6.000%,  11/15/2026
g
67,885
680,000 5.375%,  4/12/2027
g
68,508
70,000 5.500%,  4/12/2037
g
7,247
Total 888,185
Total Long-Term Fixed Income
(cost $3,822,422) 888,185
Shares or
Principal
Amount Short-Term Investments ( 4.2% )
Federal Home Loan Bank Discount
Notes
100,000 5.230%,  3/1/2024
h,i
99,564
400,000 5.244%,  3/13/2024
h,i
397,562
100,000 5.210%,  4/10/2024
h,i
98,993
300,000 5.205%,  4/12/2024
h,i
296,892
1,100,000 5.214%,  4/17/2024
h,i
1,087,813
Thrivent Core Short-Term Reserve
Fund
3,022,841 5.670% 30,228,412
Total Short-Term Investments
(cost $32,209,416) 32,209,236
Total Investments (cost
$679,078,703) 99.7% $775,650,676
Other Assets and Liabilities,
Net 0.3% 2,456,098
Total Net Assets 100.0% $778,106,774
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $12,918,677 or
1.7% of total net assets.
c Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 33,094,152 1,407,702 31,686,450 0
Consumer Discretionary 91,746,751 1,237,976 90,508,775 –
Consumer Staples^ 51,515,905 454,893 51,061,012 0
Energy^ 39,727,283 2,108,597 37,618,673 13
Financials^ 137,281,241 830,154 136,364,124 86,963
Health Care 93,747,694 37,786 93,709,908 –
Industrials 110,294,991 – 110,294,991 –
Information Technology 94,275,661 3,899,604 90,376,057 –
Materials^ 57,075,640 1,583,692 55,491,941 7
Real Estate 11,952,268 – 11,952,268 –
Utilities 20,917,216 206,366 20,710,850 –
Preferred Stock
Consumer Discretionary 355,440 – 355,440 –
Energy^ 0 – – 0
Information Technology 495,185 – 495,185 –
Utilities 73,828 – 73,828 –
Long-Term Fixed Income
Energy 888,185 – 888,185 –
Short-Term Investments 1,980,824 – 1,980,824 –
Subtotal Investments in Securities $745,422,264 $11,766,770 $733,568,511 $86,983
Other Investments  * Total
Affiliated Short-Term Investments 30,228,412
Subtotal Other Investments $30,228,412
Total Investments at Value $775,650,676
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,200,483 1,200,483 – –
Total Asset Derivatives $1,200,483 $1,200,483 $– $–
Liability Derivatives
Futures Contracts 47,735 47,735 – –
Total Liability Derivatives $47,735 $47,735 $– $–
The following table presents International Allocation Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$1,980,824 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 427 March 2024 $ 46,474,067 $ 1,200,483
ICE US mini MSCI Emerging Markets Index 65 March 2024 3,235,335 (47,735)
Total Futures Long Contracts $ 49,709,402 $ 1,152,748
Total Futures Contracts $ 49,709,402 $1,152,748

International Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $28,278 $20,225 $18,275 $30,228 3,023 3.9%
Total Affiliated Short-Term Investments 28,278 30,228 3.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,685 17,004 22,689 – – –
Total Collateral Held for Securities Loaned 5,685 – –
Total Value $33,963 $30,228
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $– $429
Total Income/Non Cash Income from Affiliated Investments $429
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96 .8% ) Value
Communications Services (10.8%)
1,157,942 Alphabet, Inc., Class C
a
$ 164,196,176
264,393 Meta Platforms, Inc.
a
103,150,285
14,702 Netflix, Inc.
a
8,293,545
Total 275,640,006
Consumer Discretionary (15.1%)
1,285,237 Amazon.com, Inc.
a
199,468,782
49,149 Domino's Pizza, Inc. 20,948,287
177,831 Expedia Group, Inc.
a
26,377,672
174,998 Home Depot, Inc. 61,767,294
75,434 McDonald's Corporation 22,081,041
295,447 Tesla, Inc.
a
55,334,269
Total 385,977,345
Consumer Staples (3.1%)
365,835 BJ's Wholesale Club Holdings,
Inc.
a
23,537,824
444,526 US Foods Holding Corporation
a
20,452,641
213,708 Walmart, Inc. 35,315,247
Total 79,305,712
Energy (2.2%)
703,723 Halliburton Company 25,087,725
137,387 Pioneer Natural Resources
Company 31,575,654
Total 56,663,379
Financials (8.2%)
133,861 American Express Company 26,871,257
69,314 Ameriprise Financial, Inc. 26,812,735
63,360 FactSet Research Systems, Inc. 30,154,291
248,672 Intercontinental Exchange, Inc. 31,663,406
148,512 J.P. Morgan Chase & Company 25,894,552
825,221 KeyCorp 11,990,461
550,538 PayPal Holdings, Inc.
a
33,775,506
218,548 Raymond James Financial, Inc. 24,079,619
Total 211,241,827
Health Care (11.3%)
100,264 Amgen, Inc. 31,508,965
184,940 Danaher Corporation 44,368,955
108,291 Intuitive Surgical, Inc.
a
40,957,822
128,660 Laboratory Corporation of America
Holdings 28,601,118
359,609 Medtronic plc 31,480,172
78,862 Molina Healthcare, Inc.
a
28,109,571
404,816 Novo Nordisk AS ADR
a
46,448,588
206,148 Zoetis, Inc. 38,716,656
Total 290,191,847
Industrials (7.0%)
107,209 Caterpillar, Inc. 32,195,935
458,572 Fastenal Company 31,288,368
63,729 Northrop Grumman Corporation 28,471,568
32,976 Parker-Hannifin Corporation 15,317,352
709,518 Uber Technologies, Inc.
a
46,310,240
187,309 United Parcel Service, Inc. 26,579,147
Total 180,162,610
Information Technology (37.0%)
94,988 Adobe, Inc.
a
58,681,687
334,105 Advanced Micro Devices, Inc.
a
56,026,067
449,540 Apple, Inc. 82,895,176
188,813 Applied Materials, Inc. 31,021,976
Shares Common Stock (96.8%) Value
Information Technology (37.0%) - continued
153,301 CDW Corporation $ 34,756,403
461,047 Fortinet, Inc.
a
29,732,921
707,403 Microsoft Corporation 281,249,285
275,252 NVIDIA Corporation 169,354,298
301,381 QUALCOMM, Inc. 44,758,092
158,973 Salesforce, Inc.
a
44,685,721
86,010 ServiceNow, Inc.
a
65,832,054
303,661 Shopify, Inc.
a
24,314,136
64,042 Tyler Technologies, Inc.
a
27,073,755
Total 950,381,571
Materials (1.2%)
168,838 Nucor Corporation 31,560,887
Total 31,560,887
Real Estate (0.9%)
100,893 SBA Communications Corporation 22,585,907
Total 22,585,907
Total Common Stock
(cost $1,559,878,761) 2,483,711,091
Shares
Registered Investment
Companies ( 1 .0% ) Value
U.S. Unaffiliated  (1.0%)
191,268 iShares Biotechnology ETF 25,702,594
Total 25,702,594
Total Registered Investment
Companies (cost $25,906,419) 25,702,594
Shares Short-Term Investments ( 2 .2% ) Value
Thrivent Core Short-Term Reserve
Fund
5,675,592 5.670% 56,755,921
Total Short-Term Investments
(cost $56,736,632) 56,755,921
Total Investments (cost
$1,642,521,812) 100.0% $ 2,566,169,606
Other Assets and Liabilities, Net
<0.1% 910,385
Total Net Assets 100.0% $ 2,567,079,991
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company

Large Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 275,640,006 275,640,006 – –
Consumer Discretionary 385,977,345 385,977,345 – –
Consumer Staples 79,305,712 79,305,712 – –
Energy 56,663,379 56,663,379 – –
Financials 211,241,827 211,241,827 – –
Health Care 290,191,847 290,191,847 – –
Industrials 180,162,610 180,162,610 – –
Information Technology 950,381,571 950,381,571 – –
Materials 31,560,887 31,560,887 – –
Real Estate 22,585,907 22,585,907 – –
Registered Investment Companies
U.S. Unaffiliated 25,702,594 25,702,594 – –
Subtotal Investments in Securities $ 2,509,413,685 $ 2,509,413,685 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 56,755,921
Subtotal Other Investments $ 56,755,921
Total Investments at Value $ 2,566,169,606
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 50,664 $ 64,444 $ 58,352 $ 56,756 5,676 2.2%
Total Affiliated Short-Term Investments 50,664 56,756 2.2
Total Value $ 50,664 $ 56,756
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $758
Total Income/Non Cash Income from Affiliated Investments $758
Total $– $– $ –

Large Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .8% ) Value
Communications Services (7.8%)
261,611 Alphabet, Inc., Class C
a
$ 37,096,440
795,053 Comcast Corporation 37,001,767
90,605 Meta Platforms, Inc.
a
35,348,635
1,150,220 Verizon Communications, Inc. 48,711,817
1,365,224 Warner Brothers Discovery, Inc.
a
13,679,544
Total 171,838,203
Consumer Discretionary (5.4%)
192,506 Aptiv plc
a
15,656,513
5,841 Booking Holdings, Inc.
a
20,487,132
100,269 D.R. Horton, Inc. 14,329,443
184,931 Lowe's Companies, Inc. 39,360,714
288,685 Sony Group Corporation ADR 28,218,959
Total 118,052,761
Consumer Staples (8.5%)
1,743,096 Coty, Inc.
a
21,056,600
1,076,750 Kenvue, Inc. 22,353,330
271,769 Lamb Weston Holdings, Inc. 27,840,016
476,266 Philip Morris International, Inc. 43,268,766
424,848 Sysco Corporation 34,382,949
231,343 Walmart, Inc. 38,229,431
Total 187,131,092
Energy (9.1%)
352,502 ConocoPhillips 39,434,399
575,555 Devon Energy Corporation 24,184,821
1,126,171 Enterprise Products Partners, LP 30,136,336
349,412 Exxon Mobil Corporation 35,923,048
420,396 Halliburton Company 14,987,117
147,286 Marathon Petroleum Corporation 24,390,561
80,283 Pioneer Natural Resources
Company 18,451,442
189,101 Shell plc NVDR 11,896,344
Total 199,404,068
Financials (21.4%)
98,669 Allstate Corporation 15,318,362
466,919 American International Group, Inc. 32,455,540
1,190,788 Bank of America Corporation 40,498,700
570,445 Bank of New York Mellon
Corporation 31,636,880
148,913 Capital One Financial Corporation 20,150,907
331,073 Carlyle Group, Inc. 13,249,541
537,892 Charles Schwab Corporation 33,844,165
118,600 Chubb, Ltd. 29,057,000
366,048 Comerica, Inc. 19,246,804
135,568 Discover Financial Services 14,305,135
194,067 Intercontinental Exchange, Inc. 24,710,551
309,391 J.P. Morgan Chase & Company 53,945,415
147,411 M&T Bank Corporation 20,357,459
350,984 MetLife, Inc. 24,330,211
180,551 Morgan Stanley 15,751,269
206,403 Raymond James Financial, Inc. 22,741,482
1,138,827 Wells Fargo & Company 57,146,339
Total 468,745,760
Health Care (15.1%)
318,102 AstraZeneca plc ADR 21,198,317
841,150 Avantor, Inc.
a
19,338,038
77,922 Biogen, Inc.
a
19,220,241
81,299 Cigna Group 24,466,934
92,926 Elevance Health, Inc. 45,853,405
402,976 Gilead Sciences, Inc. 31,536,902
Shares Common Stock (97.8%) Value
Health Care (15.1%) - continued
82,592 HCA Healthcare, Inc. $ 25,182,301
180,594 Johnson & Johnson 28,696,387
103,042 Laboratory Corporation of America
Holdings 22,906,237
371,941 Merck & Company, Inc. 44,923,034
498,993 Pfizer, Inc. 13,512,730
273,827 Zimmer Biomet Holdings, Inc. 34,392,671
Total 331,227,197
Industrials (12.9%)
51,421 Carlisle Companies, Inc. 16,159,563
44,859 Caterpillar, Inc. 13,471,606
1,915,147 CNH Industrial NV 22,981,764
691,596 CSX Corporation 24,689,977
558,182 Delta Air Lines, Inc. 21,847,244
471,467 Flowserve Corporation 18,825,677
130,970 General Dynamics Corporation 34,705,740
153,335 Honeywell International, Inc. 31,013,537
118,773 JB Hunt Transport Services, Inc. 23,870,998
124,665 L3Harris Technologies, Inc. 25,982,679
43,737 Parker-Hannifin Corporation 20,315,837
205,375 United Parcel Service, Inc. 29,142,713
Total 283,007,335
Information Technology (6.1%)
750,882 Cisco Systems, Inc. 37,679,259
127,186 Crane NXT Company 7,412,400
325,257 QUALCOMM, Inc. 48,303,917
724,411 Samsung Electronics Company,
Ltd. 39,362,205
Total 132,757,781
Materials (4.3%)
641,117 Axalta Coating Systems, Ltd.
a
20,785,013
332,500 CF Industries Holdings, Inc. 25,107,075
120,663 Corteva, Inc. 5,487,753
218,807 Eastman Chemical Company 18,281,325
126,110 Nucor Corporation 23,573,742
Total 93,234,908
Real Estate (2.9%)
55,323 AvalonBay Communities, Inc. 9,903,370
144,180 CBRE Group, Inc.
a
12,444,176
208,776 Crown Castle, Inc. 22,600,002
1,160,810 Healthcare Realty Trust, Inc. 18,700,649
Total 63,648,197
Utilities (4.3%)
245,768 Constellation Energy Corporation 29,983,696
276,669 Duke Energy Corporation 26,513,190
192,578 Entergy Corporation 19,211,581
300,263 Public Service Enterprise Group,
Inc. 17,412,252
Total 93,120,719
Total Common Stock
(cost $1,630,123,624) 2,142,168,021

Large Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 2 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
4,927,936 5.670% $ 49,279,359
Total Short-Term Investments
(cost $49,257,760) 49,279,359
Total Investments (cost
$1,679,381,384) 100.1% $ 2,191,447,380
Other Assets and Liabilities, Net
(0.1%) (1,497,457)
Total Net Assets 100.0% $ 2,189,949,923
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
NVDR - Non-Voting Depository Receipts
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 171,838,203 171,838,203 – –
Consumer Discretionary 118,052,761 118,052,761 – –
Consumer Staples 187,131,092 187,131,092 – –
Energy 199,404,068 199,404,068 – –
Financials 468,745,760 468,745,760 – –
Health Care 331,227,197 331,227,197 – –
Industrials 283,007,335 283,007,335 – –
Information Technology 132,757,781 93,395,576 39,362,205 –
Materials 93,234,908 93,234,908 – –
Real Estate 63,648,197 63,648,197 – –
Utilities 93,120,719 93,120,719 – –
Subtotal Investments in Securities $ 2,142,168,021 $ 2,102,805,816 $ 39,362,205 $ –
Other Investments  * Total
Affiliated Short-Term Investments 49,279,359
Subtotal Other Investments $ 49,279,359
Total Investments at Value $ 2,191,447,380
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 11,411 $ 180,205 $ 142,337 $ 49,279 4,928 2.3%
Total Affiliated Short-Term Investments 11,411 49,279 2.3
Total Value $ 11,411 $ 49,279
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $1 ($1) $ – $540
Total Income/Non Cash Income from Affiliated Investments $540
Total $1 ($1) $ –

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .4% ) Value
Asset-Backed Securities (16.8%)
510 Asset Backed Trust
$ 3,343,606
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 3,249,056
2,699,171
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,570,863
ACHV ABS Trust
237,718
6.600%,  8/19/2030, Ser.
2023-3PL, Class A
a
237,771
Affirm Asset Securitization Trust
167,708
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
165,249
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,962,976
2,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,554,199
2,609,604
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
2,617,044
Americredit Automobile
Receivables Trust
3,534,237
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 3,539,014
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,505,811
Ares XL CLO, Ltd.
9,000,000
6.976%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
9,005,409
Auxilior Term Funding, LLC
3,500,000
6.180%,  12/15/2028, Ser.
2023-1A, Class A2
a
3,530,349
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
10,141,959
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,908,991
5,000,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
5,101,891
Bankers Healthcare Group
Securitization Trust
1,508,474
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
1,500,185
BHG Securitization Trust
1,826,041
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
1,777,435
BRAVO Residential Funding Trust
3,116,003
6.095%,  (SOFR30A +
0.750%), 2/26/2024, Ser.
2021-HE2, Class A1
a,c
3,079,110
CarVal CLO VII-C, Ltd.
3,250,000
7.518%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
3,262,061
Cascade Funding Mortgage Trust
2,447,860
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
2,337,720
1,137,476
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,077,468
Cascade Funding Mortgage Trust,
LLC
1,168,640
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
1,133,057
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (16.8%) - continued
CIM Trust
$ 2,254,210
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
$ 2,228,131
Commonbond Student Loan Trust
183,373
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
172,698
379,032
5.950%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
372,086
Drive Auto Receivables Trust
3,000,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 2,857,765
DT Auto Owner Trust
1,450,696
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
1,452,273
Education Funding Trust
1,326,829
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,195,814
Elmwood CLO 18, Ltd.
4,000,000
6.967%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
4,016,280
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
932,311
Flatiron CLO, Ltd.
4,000,000
7.091%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,986,800
Foundation Finance Trust
1,356,434
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,240,111
4,179,256
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
4,269,845
Galaxy XXIII CLO, Ltd.
6,000,000
6.930%,  (TSFR3M +
1.612%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,973,384
Genesis Sales Finance Master
Trust
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,606,433
GMAC Mortgage Corporation
Loan Trust
15,911
5.950%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
8,765
GSAA Home Equity Trust
362,116
7.400%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
410,336
920,880
4.468%,  8/25/2034, Ser.
2004-10, Class M2
c
836,807
Marlette Funding Trust
2,735,673
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
2,735,189
National Collegiate Trust
554,208
5.745%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
540,281
Navient Student Loan Trust
1,985,181
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,901,136

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (16.8%) - continued
Oak Street Investment
$ 2,461,809
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
$ 2,262,780
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,242,527
OZLM VIII, Ltd.
4,000,000
7.228%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
3,975,016
Pagaya AI Debt Trust
917,039
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
920,971
Pagaya AI Technology in Housing
Trust
2,250,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
2,197,153
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,865,788
Palmer Square Loan Funding, Ltd.
2,000,000
6.829%,  (TSFR3M +
1.512%), 4/20/2029, Ser.
2021-1A, Class A2
a,c
1,992,516
5,679,712
7.018%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,c
5,681,853
Park Blue CLO, Ltd.
4,000,000
7.868%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
4,019,208
Preston Ridge Partners Mortgage
Trust, LLC
2,121,614
5.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,106,248
Pretium Mortgage Credit Partners,
LLC
1,877,358
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,843,867
3,657,234
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,543,362
1,205,569
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,201,683
Progress Residential Trust
2,993,110
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,865,101
3,982,745
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,649,058
SCF Equipment Leasing, LLC
3,600,000
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
3,627,618
SFS Auto Receivables
Securitization Trust
1,340,103
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
1,343,322
Sound Point CLO XIV, Ltd.
7,988,983
7.627%,  (TSFR3M +
2.312%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
7,996,397
Sound Point CLO XV, Ltd.
3,000,000
7.077%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
2,999,934
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (16.8%) - continued
Stratus Static CLO, Ltd.
$ 5,000,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
$ 4,999,855
Terwin Mortgage Trust
1,020,278
6.950%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,003,135
Tesla Auto Lease Trust
2,750,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
2,697,393
5,300,000
6.130%,  9/21/2026, Ser.
2023-B, Class A3
a
5,378,826
Towd Point Asset Trust
2,210,888
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,050,129
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,323,171
U.S. Bank NA
2,325,394
6.789%,  8/25/2032, Ser.
2023-1, Class B
a
2,340,538
Upstart Securitization Trust
2,162,305
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
2,171,580
VCAT Asset Securitization, LLC
1,101,962
5.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,097,945
Vericrest Opportunity Loan
Transferee
2,326,732
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,257,599
1,997,235
4.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,939,236
1,906,302
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,848,269
3,425,675
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
3,250,709
Veridian Auto Receivables Trust
2,340,184
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
2,339,603
Wind River CLO, Ltd.
5,000,000
7.179%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,975,705
Total 216,002,158
Basic Materials (1.7%)
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,847,562
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,538,590
FMC Corporation
1,575,000 5.150%,  5/18/2026 1,575,734
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,666,515
Glencore Funding, LLC
2,000,000 4.625%,  4/29/2024
a
1,993,680
2,525,000 6.125%,  10/6/2028
a
2,654,218
International Flavors & Fragrances,
Inc.
1,250,000 1.832%,  10/15/2027
a
1,107,573
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,289,152

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Basic Materials (1.7%) - continued
Mosaic Company
$ 1,475,000 5.375%,  11/15/2028 $ 1,504,321
Nucor Corporation
950,000 2.000%,  6/1/2025 914,083
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 889,497
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,330,397
Total 22,311,322
Capital Goods (2.1%)
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 2,003,942
Boeing Company
4,500,000 4.875%,  5/1/2025 4,474,193
2,500,000 2.196%,  2/4/2026 2,354,578
Howmet Aerospace, Inc.
1,700,000 6.875%,  5/1/2025 1,727,897
1,900,000 3.000%,  1/15/2029 1,719,804
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 785,447
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 512,855
John Deere Capital Corporation
1,900,000 4.950%,  7/14/2028 1,941,828
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,289,317
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026
a
1,667,562
Republic Services, Inc.
1,750,000 0.875%,  11/15/2025 1,629,292
RTX Corporation
1,900,000 5.750%,  11/8/2026 1,949,047
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,971,481
Veralto Corporation
1,900,000 5.500%,  9/18/2026
a
1,926,932
Total 26,954,175
Collateralized Mortgage Obligations (10.5%)
A&D Mortgage Trust
3,819,116
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,851,288
Angel Oak Mortgage Trust
5,638,795
3.137%,  12/25/2066, Ser.
2022-1, Class A2
a,c
4,935,687
Banc of America Funding Trust
263,616
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
262,726
551,938
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 522,955
Bear Stearns Adjustable Rate
Mortgage Trust
77,095
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
71,377
CAFL Issuer, LLC
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
4,405,585
Cascade Funding Mortgage Trust
892,079
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
881,725
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (10.5%) -
continued
Chase Mortgage Finance Trust
Series
$ 1,260,880
5.704%,  7/25/2037, Ser.
2007-A2, Class 1M
c
$ 1,171,219
CHNGE Mortgage Trust
2,349,642
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
2,339,254
4,086,198
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
3,770,844
4,696,958
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
4,715,933
5,515,733
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
5,190,824
3,888,370
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
3,890,552
4,527,855
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
4,562,602
Citigroup Mortgage Loan Trust,
Inc.
609,449
4.469%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
555,718
COLT Mortgage Loan Trust
5,130,081
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
4,372,484
Countrywide Alternative Loan Trust
96,858
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 65,031
97,450
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 75,858
Credit Suisse Mortgage Capital
Certificates
4,819,256
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
4,066,022
Cross Mortgage Trust
2,500,000
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
2,502,829
Deephaven Residential Mortgage
Trust
5,415,585
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
4,889,461
5,210,403
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
4,487,877
Federal National Mortgage
Association - REMIC
3,144,579
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,099,144
Flagstar Mortgage Trust
2,450,881
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,102,648
GCAT Trust
3,100,000
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,b
3,103,327
4,214,314
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
3,659,743
GS Mortgage-Backed Securities
Trust
352,681
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
321,987
J.P. Morgan Alternative Loan Trust
273,478
4.795%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
209,897

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (10.5%) -
continued
J.P. Morgan Mortgage Trust
$ 146,840
5.072%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
$ 105,370
LHOME Mortgage Trust
2,580,226
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a
2,564,450
3,587,640
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
3,510,688
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,910,284
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
2,251,659
MFRA Trust
4,724,240
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
4,531,286
Mortgage Equity Conversion Asset
Trust
370,133
5.300%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
366,496
329,015
5.230%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
325,594
NYMT Loan Trust
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,498,578
NYMT Loan Trust I
2,330,308
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,323,141
OBX Trust
2,945,280
6.465%,  10/25/2063, Ser.
2023-NQM10, Class A1
a,b
2,986,945
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,657,363
Preston Ridge Partners Mortgage
Trust, LLC
3,250,000
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
3,123,755
2,025,816
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,023,713
RCO Mortgage, LLC
2,500,000
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e,f
2,507,812
ROC Securities Trust Series
3,307,855
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,258,311
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,056,220
Toorak Mortgage Corporation, Ltd.
5,541,783
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
4,991,579
2,289,703
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
2,242,358
TRK Trust
5,262,222
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
4,458,338
TVC Mortgage Trust
2,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
2,515,343
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (10.5%) -
continued
Vericrest Opportunity Loan
Transferee
$ 1,758,522
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
$ 1,715,389
Verus Securitization Trust
1,850,793
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,568,647
2,457,292
6.259%,  12/25/2068, Ser.
2023-8, Class A1
a,b
2,485,198
Visio 2020-1R Trust
498,787
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
448,862
Wachovia Mortgage Loan Trust,
LLC
11,931
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
c
11,311
Total 135,523,287
Commercial Mortgage-Backed Securities (0.2%)
Silver Hill Trust
2,538,501
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,419,693
Total 2,419,693
Communications Services (2.7%)
American Tower Corporation
1,500,000 4.400%,  2/15/2026 1,484,209
1,000,000 1.450%,  9/15/2026 914,030
2,050,000 5.500%,  3/15/2028 2,095,214
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
3,380,000 4.908%,  7/23/2025 3,350,034
875,000 6.150%,  11/10/2026 893,800
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
509,596
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 985,682
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,244,568
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,110,415
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,565,269
1,500,000 7.625%,  2/15/2025 1,525,798
Take-Two Interactive Software, Inc.
750,000 5.000%,  3/28/2026 752,894
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,450,986
3,125,000 4.850%,  1/15/2029 3,131,090
Warnermedia Holdings, Inc.
3,600,000 3.638%,  3/15/2025 3,531,094
3,200,000 3.755%,  3/15/2027 3,074,033
Total 34,618,712
Consumer Cyclical (5.3%)
American Honda Finance
Corporation
2,050,000 4.950%,  1/9/2026 2,059,629
2,050,000 5.650%,  11/15/2028 2,142,538

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Cyclical (5.3%) - continued
D.R. Horton, Inc.
$ 950,000 2.600%,  10/15/2025 $ 911,865
Daimler Trucks Finance North
America, LLC
1,900,000 5.600%,  8/8/2025
a
1,914,808
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,888,952
Ford Motor Credit Company, LLC
1,000,000 2.300%,  2/10/2025 965,303
1,400,000 3.375%,  11/13/2025 1,343,630
1,875,000 5.800%,  3/5/2027 1,886,977
2,500,000 5.113%,  5/3/2029 2,428,928
General Motors Company
1,500,000 6.125%,  10/1/2025 1,521,731
General Motors Financial
Company, Inc.
1,580,000 2.900%,  2/26/2025 1,540,386
1,075,000 2.750%,  6/20/2025 1,040,423
2,500,000 5.800%,  1/7/2029
g
2,566,502
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,915,099
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,282,239
1,250,000 6.250%,  11/3/2025
a
1,270,374
1,250,000 1.650%,  9/17/2026
a
1,146,245
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,152,671
Kohl's Corporation
3,164,000 10.750%,  5/15/2025 3,282,650
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,391,579
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,210,121
1,750,000 4.400%,  9/8/2025 1,739,089
Marriott International, Inc./MD
2,500,000 5.750%,  5/1/2025 2,518,352
1,250,000 5.450%,  9/15/2026 1,268,601
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,320,065
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,593,890
1,250,000 5.100%,  8/3/2028
a
1,271,449
Meritage Homes Corporation
1,875,000 6.000%,  6/1/2025 1,870,575
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,946,993
PACCAR Financial Corporation
1,425,000 4.600%,  1/31/2029 1,435,368
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,271,438
Tapestry, Inc.
630,000 7.050%,  11/27/2025 644,444
630,000 7.000%,  11/27/2026 649,816
Toyota Motor Credit Corporation
1,900,000 5.400%,  11/20/2026 1,941,627
1,250,000 4.650%,  1/5/2029 1,255,180
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,433,467
Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Cyclical (5.3%) - continued
Volkswagen Group of America
Finance, LLC
$ 1,900,000 6.000%,  11/16/2026
a
$ 1,948,676
Total 68,971,680
Consumer Non-Cyclical (5.9%)
AbbVie, Inc.
3,330,000 3.600%,  5/14/2025 3,275,073
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,559,910
1,900,000 6.200%,  11/1/2028 2,004,244
Amgen, Inc.
2,000,000 5.250%,  3/2/2025 2,004,432
1,425,000 5.150%,  3/2/2028 1,450,796
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,795,584
1,900,000 5.931%,  2/2/2029 1,972,420
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,249,972
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,605,274
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,965,323
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,829,440
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,776,013
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,727,873
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
3,600,000 2.500%,  1/15/2027 3,325,896
Kenvue, Inc.
1,585,000 5.050%,  3/22/2028 1,620,696
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,362,089
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,339,428
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,863,402
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a,g
1,939,516
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,590,138
Pfizer Investment Enterprises,
Private Ltd.
3,310,000 4.450%,  5/19/2026 3,294,926
1,900,000 4.450%,  5/19/2028 1,896,034
Philip Morris International, Inc.
2,750,000 5.000%,  11/17/2025 2,763,390
1,650,000 0.875%,  5/1/2026 1,517,020
1,600,000 4.875%,  2/15/2028 1,613,256
Procter & Gamble Company
1,900,000 4.350%,  1/29/2029 1,911,403
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,586,776
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,909,998
Thermo Fisher Scientific, Inc.
2,500,000 5.000%,  12/5/2026 2,532,864

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Non-Cyclical (5.9%) - continued
Universal Health Services, Inc.
$ 2,600,000 1.650%,  9/1/2026 $ 2,388,777
Utah Acquisition Sub, Inc.
2,685,000 3.950%,  6/15/2026 2,609,019
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,372,646
Total 75,653,628
Energy (4.4%)
Apache Corporation
1,900,000 4.375%,  10/15/2028 1,791,282
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 955,815
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,530,480
Cheniere Corpus Christi Holdings,
LLC
1,675,000 5.875%,  3/31/2025 1,679,617
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,815,923
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,610,381
1,260,000 6.042%,  8/15/2028
a
1,304,388
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,478,948
Devon Energy Corporation
1,350,000 5.850%,  12/15/2025 1,365,295
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,952,617
Energy Transfer, LP
1,050,000 2.900%,  5/15/2025 1,019,256
1,250,000 6.050%,  12/1/2026 1,283,940
EQT Corporation
554,000 6.125%,  2/1/2025 555,780
Hess Corporation
2,301,000 3.500%,  7/15/2024 2,278,552
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,979,208
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,493,045
1,300,000 1.750%,  3/1/2026 1,218,026
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,291,218
1,630,000 5.500%,  1/15/2026 1,637,548
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,523,694
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,239,764
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,016,860
1,000,000 5.650%,  11/1/2028 1,032,209
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 904,344
2,550,000 5.375%,  1/1/2026 2,551,593
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,209,225
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,379,294
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,612,806
Principal
Amount Long-Term Fixed Income (98.4%) Value
Energy (4.4%) - continued
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
$ 3,250,000 6.875%,  1/15/2029 $ 3,351,432
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 681,703
Western Midstream Operating, LP
2,500,000 3.100%,  2/1/2025 2,436,099
Total 57,180,342
Financials (32.7%)
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,c
1,942,772
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,623,245
654,000 1.650%,  10/29/2024 635,068
2,000,000 6.500%,  7/15/2025 2,028,142
1,800,000 1.750%,  1/30/2026 1,676,602
750,000 2.450%,  10/29/2026 695,638
1,550,000 6.100%,  1/15/2027 1,585,080
1,665,000 6.450%,  4/15/2027
a
1,722,728
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 998,158
2,500,000 0.800%,  8/18/2024 2,433,761
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,369,164
Allstate Corporation
1,000,000 0.750%,  12/15/2025 926,963
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,762,868
American Express Company
2,750,000 3.950%,  8/1/2025 2,708,750
1,125,000 4.900%,  2/13/2026 1,129,313
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,360,786
2,000,000 3.875%,  1/15/2026 1,922,915
1,200,000 2.150%,  7/15/2026 1,095,427
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
2,019,453
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,458,446
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,972,270
2,150,000 5.500%,  1/15/2026
a
2,137,220
1,500,000 2.125%,  2/21/2026
a
1,394,537
650,000 4.250%,  4/15/2026
a
628,639
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
378,261
Banco Santander SA
2,400,000 5.147%,  8/18/2025 2,389,196
2,000,000 1.849%,  3/25/2026 1,865,223
1,000,000 4.175%,  3/24/2028
c
963,125
2,000,000 5.588%,  8/8/2028 2,035,526
Bank of America Corporation
2,150,000 4.200%,  8/26/2024 2,132,433
1,000,000 3.458%,  3/15/2025
c
997,278
2,750,000 0.976%,  4/22/2025
c
2,717,429
2,500,000 3.841%,  4/25/2025
c
2,488,732
1,375,000 0.981%,  9/25/2025
c
1,334,024
2,100,000 2.456%,  10/22/2025
c
2,050,908

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (32.7%) - continued
$ 3,000,000 1.530%,  12/6/2025
c
$ 2,896,131
1,650,000 3.384%,  4/2/2026
c
1,612,845
1,475,000 1.319%,  6/19/2026
c
1,395,714
2,000,000 4.827%,  7/22/2026
c
1,989,425
3,500,000 1.734%,  7/22/2027
c
3,226,059
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,909,409
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
c,h
786,180
2,000,000 4.414%,  7/24/2026
c
1,983,364
1,250,000 6.317%,  10/25/2029
c
1,327,362
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a,g
3,196,718
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,h
1,014,459
Barclays plc
1,900,000 6.496%,  9/13/2027
c
1,953,774
2,000,000 2.279%,  11/24/2027
c
1,840,137
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,154,470
1,650,000 4.700%,  3/24/2025 1,629,826
Blue Owl Capital Corporation
1,500,000 3.400%,  7/15/2026 1,404,485
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026
a,g
1,294,318
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,052,009
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,913,263
1,250,000 3.750%,  6/17/2026
a
1,148,098
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,h
3,095,362
1,930,000 2.819%,  11/19/2025
a,c
1,888,197
2,200,000 1.323%,  1/13/2027
a,c
2,037,399
1,400,000 5.176%,  1/9/2030
a,c
1,408,419
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,018,597
1,750,000 5.975%,  1/18/2027
a,c
1,765,010
Camden Property Trust
1,900,000 5.850%,  11/3/2026 1,957,332
Canadian Imperial Bank of
Commerce
2,200,000 5.144%,  4/28/2025 2,201,624
2,000,000 3.945%,  8/4/2025 1,972,921
1,900,000 5.926%,  10/2/2026 1,951,731
Capital One Financial Corporation
1,250,000 2.636%,  3/3/2026
c
1,208,776
1,500,000 4.985%,  7/24/2026
c
1,491,250
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,883,918
1,800,000 4.625%,  12/15/2029 1,722,884
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,h
591,518
1,750,000 4.000%,  6/1/2026
c,h
1,590,350
1,900,000 5.875%,  8/24/2026 1,945,351
Citigroup, Inc.
4,000,000 0.981%,  5/1/2025
c
3,948,115
1,000,000 4.000%,  12/10/2025
c,h
934,446
2,000,000 3.290%,  3/17/2026
c
1,954,783
1,075,000 3.106%,  4/8/2026
c
1,048,030
1,850,000 1.122%,  1/28/2027
c
1,708,511
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (32.7%) - continued
Comerica, Inc.
$ 665,000 5.625%,  7/1/2025
c,g,h
$ 642,191
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,774,620
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,920,091
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 516,706
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,h
2,493,166
1,250,000 1.247%,  1/26/2027
a,c
1,156,979
1,275,000 6.316%,  10/3/2029
a,c
1,329,575
Credit Suisse Group AG
810,000 7.500%,  12/11/2028
*,c,h,i
89,100
Danske Bank AS
2,000,000 0.976%,  9/10/2025
a,c
1,942,134
1,000,000 6.466%,  1/9/2026
a,c
1,007,884
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,231,854
3,000,000 6.000%,  10/30/2025
c,h
2,716,290
Deutsche Bank AG/New York, NY
1,800,000 3.700%,  5/30/2024 1,791,044
1,450,000 2.129%,  11/24/2026
c
1,365,106
Discover Bank
1,250,000 2.450%,  9/12/2024 1,224,966
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
2,100,401
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 2,012,534
EPR Properties
3,125,000 4.950%,  4/15/2028 3,002,695
Equitable Financial Life Global
Funding
2,500,000 0.800%,  8/12/2024
a
2,436,775
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,038,675
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,359,633
First Horizon Bank
2,499,000 5.750%,  5/1/2030
g
2,420,586
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,089,641
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,863,441
3,000,000 3.400%,  1/15/2026 2,852,450
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,664,169
Goldman Sachs Group, Inc.
1,060,000 3.500%,  4/1/2025 1,039,950
2,085,000 3.272%,  9/29/2025
c
2,053,289
325,000 4.250%,  10/21/2025 320,373
2,550,000 0.855%,  2/12/2026
c
2,428,326
2,000,000 3.800%,  5/10/2026
c,h
1,818,168
2,500,000 3.615%,  3/15/2028
c
2,397,452
1,900,000 4.482%,  8/23/2028
c
1,871,876
1,900,000 6.484%,  10/24/2029
c
2,017,350
HSBC Holdings plc
1,645,000 4.250%,  3/14/2024 1,641,965
500,000 0.976%,  5/24/2025
c
492,356
1,750,000 2.999%,  3/10/2026
c
1,701,467
1,575,000 1.645%,  4/18/2026
c
1,502,287
1,400,000 1.589%,  5/24/2027
c
1,287,890

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (32.7%) - continued
Huntington National Bank
$ 2,000,000 5.699%,  11/18/2025
c
$ 1,989,220
ING Groep NV
500,000 4.625%,  1/6/2026
a
497,341
2,000,000 1.726%,  4/1/2027
c
1,857,686
2,000,000 4.017%,  3/28/2028
c
1,941,194
J.P. Morgan Chase & Company
1,300,000 0.563%,  2/16/2025
c
1,297,075
3,500,000 0.969%,  6/23/2025
c
3,433,525
1,500,000 1.561%,  12/10/2025
c
1,450,460
2,000,000 5.546%,  12/15/2025
c
2,001,122
1,200,000 2.005%,  3/13/2026
c
1,155,390
1,100,000 2.083%,  4/22/2026
c
1,057,814
2,000,000 3.650%,  6/1/2026
c,h
1,843,238
3,500,000 1.045%,  11/19/2026
c
3,254,281
1,275,000 1.040%,  2/4/2027
c
1,177,123
1,000,000 1.578%,  4/22/2027
c
928,191
1,700,000 4.851%,  7/25/2028
c
1,697,710
J.P. Morgan Chase Bank NA
1,250,000 5.110%,  12/8/2026 1,265,980
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,470,189
KeyCorp
950,000 3.878%,  5/23/2025
c,g
941,963
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 863,358
2,881,000 4.375%,  10/1/2025 2,813,722
Lloyds Banking Group plc
1,075,000 7.500%,  6/27/2024
c,h
1,064,652
350,000 4.582%,  12/10/2025 344,303
950,000 5.985%,  8/7/2027
c
963,915
1,875,000 5.462%,  1/5/2028
c
1,886,005
2,000,000 3.750%,  3/18/2028
c
1,912,951
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,h
1,400,000
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,c
2,665,374
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 1,995,707
2,000,000 4.650%,  1/27/2026 1,973,399
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,909,748
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a
1,926,160
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,946,889
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,090,487
4,000,000 0.953%,  7/19/2025
c
3,913,392
1,800,000 5.063%,  9/12/2025
c
1,794,703
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
673,311
Morgan Stanley
750,000 2.720%,  7/22/2025
c
739,647
1,700,000 0.864%,  10/21/2025
c
1,642,287
2,500,000 1.164%,  10/21/2025
c
2,414,657
2,075,000 5.000%,  11/24/2025 2,074,456
1,500,000 4.679%,  7/17/2026
c
1,489,878
2,250,000 6.138%,  10/16/2026
c
2,292,387
1,500,000 0.985%,  12/10/2026
c
1,385,667
1,000,000 1.593%,  5/4/2027
c
926,091
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (32.7%) - continued
$ 3,000,000 5.164%,  4/20/2029
c
$ 3,019,647
785,000 5.449%,  7/20/2029
c
798,960
NatWest Group plc
2,500,000 4.269%,  3/22/2025
c
2,493,950
1,250,000 5.847%,  3/2/2027
c
1,261,765
649,000 3.754%,  11/1/2029
c
636,510
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,924,421
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,054,352
1,500,000 2.329%,  1/22/2027 1,381,722
Nordea Bank Abp
3,300,000 1.500%,  9/30/2026
a
3,019,513
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,907,532
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 648,731
1,115,000 4.500%,  1/15/2025 1,102,979
1,630,000 5.250%,  1/15/2026
g
1,622,993
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,105,821
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
c
1,749,373
2,500,000 3.400%,  9/15/2026
c,h
2,152,018
2,000,000 4.758%,  1/26/2027
c
1,987,433
1,250,000 6.615%,  10/20/2027
c
1,299,314
1,575,000 5.582%,  6/12/2029
c
1,607,734
Pricoa Global Funding I
2,500,000 5.550%,  8/28/2026
a
2,551,518
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,477,137
1,900,000 5.000%,  1/16/2027
a
1,914,199
Realty Income Corporation
4,000,000 4.625%,  11/1/2025 3,975,203
546,000 4.875%,  6/1/2026 545,850
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,928,983
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,126,939
Royal Bank of Canada
3,175,000 4.875%,  1/12/2026 3,184,189
1,900,000 5.200%,  8/1/2028 1,935,724
1,250,000 4.950%,  2/1/2029 1,259,566
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 388,971
1,750,000 2.490%,  1/6/2028
c
1,599,912
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
1,007,230
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,699,790
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,152,652
2,000,000 2.226%,  1/21/2026
a,c
1,931,959
2,000,000 1.488%,  12/14/2026
a,c
1,849,878
Standard Chartered plc
1,000,000 1.214%,  3/23/2025
a,c
992,230
2,000,000 1.822%,  11/23/2025
a,c
1,935,173
2,100,000 2.608%,  1/12/2028
a,c
1,935,111
State Street Corporation
900,000 5.104%,  5/18/2026
c
900,846
2,000,000 5.751%,  11/4/2026
c
2,029,990

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (32.7%) - continued
$ 2,200,000 5.684%,  11/21/2029
c
$ 2,275,052
Sumitomo Mitsui Financial Group,
Inc.
1,750,000 0.948%,  1/12/2026 1,622,928
2,400,000 2.174%,  1/14/2027 2,227,122
1,900,000 5.716%,  9/14/2028 1,963,213
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,932,368
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,763,806
3,500,000 4.500%,  7/23/2025 3,429,899
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,095,815
Toronto-Dominion Bank
1,915,000 5.264%,  12/11/2026 1,947,518
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,g,h
803,405
1,350,000 4.260%,  7/28/2026
c
1,330,243
1,900,000 1.267%,  3/2/2027
c
1,750,756
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
c
2,019,781
1,000,000 6.787%,  10/26/2027
c
1,043,236
1,750,000 4.548%,  7/22/2028
c
1,726,821
950,000 5.384%,  1/23/2030
c
961,258
UBS AG
4,350,000 5.125%,  5/15/2024 4,326,075
UBS Group AG
2,200,000 4.490%,  8/5/2025
a,c
2,186,855
5,650,000 1.305%,  2/2/2027
a,c
5,196,271
1,900,000 6.327%,  12/22/2027
a,c
1,956,728
2,200,000 5.428%,  2/8/2030
a,c
2,216,988
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
c
5,601,885
2,000,000 3.908%,  4/25/2026
c
1,966,119
1,500,000 4.540%,  8/15/2026
c
1,484,902
1,650,000 3.526%,  3/24/2028
c
1,581,362
1,900,000 5.574%,  7/25/2029
c
1,941,831
Wells Fargo Bank NA
950,000 4.811%,  1/15/2026 951,747
1,725,000 5.254%,  12/11/2026
g
1,749,743
Welltower OP, LLC
3,000,000 3.625%,  3/15/2024 2,992,410
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,028,305
Westpac New Zealand, Ltd.
1,900,000 4.902%,  2/15/2028
a
1,902,645
Total 421,685,658
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,425,475
2,000,000 1.450%,  5/5/2026
a
1,854,997
Total 4,280,472
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
44,489
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
44,082
Total 44,082
Principal
Amount Long-Term Fixed Income (98.4%) Value
Technology (2.8%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
$ 2,250,000 3.125%,  1/15/2025 $ 2,205,800
Dell International, LLC/EMC
Corporation
3,000,000 5.850%,  7/15/2025 3,031,595
Fiserv, Inc.
1,900,000 5.450%,  3/2/2028 1,949,260
Global Payments, Inc.
2,000,000 1.500%,  11/15/2024 1,937,780
875,000 2.650%,  2/15/2025 849,066
Hewlett Packard Enterprise
Company
2,525,000 5.900%,  10/1/2024 2,528,369
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,468,063
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,946,920
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,552,638
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,159,233
3,250,000 2.950%,  5/15/2025 3,163,891
2,000,000 5.800%,  11/10/2025 2,030,099
1,900,000 4.500%,  5/6/2028 1,892,477
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
985,272
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,484,009
Roper Technologies, Inc.
825,000 1.000%,  9/15/2025 774,274
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,453,931
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,255,400
VeriSign, Inc.
1,810,000 5.250%,  4/1/2025 1,810,016
VMware, LLC
650,000 1.400%,  8/15/2026 594,960
Total 36,073,053
Transportation (1.3%)
British Airways plc
245,809 4.625%,  6/20/2024
a
245,000
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,934,211
Continental Airlines, Inc.
1,135,528 4.150%,  4/11/2024 1,131,615
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,036,715
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,662,500 4.500%,  10/20/2025
a
1,642,864
Mileage Plus Holdings, LLC
2,170,000 6.500%,  6/20/2027
a
2,173,248
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
977,480
1,000,000 3.950%,  3/10/2025
a
983,255
1,200,000 1.200%,  11/15/2025
a
1,116,719

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Transportation (1.3%) - continued
Southwest Airlines Company
$ 1,650,000 5.250%,  5/4/2025 $ 1,651,444
TTX Company
2,500,000 5.500%,  9/25/2026
a
2,534,890
Total 16,427,441
U.S. Government & Agencies (7.3%)
U.S. Treasury Notes
4,005,000 4.250%,  5/31/2025 3,991,233
5,350,000 4.125%,  6/15/2026 5,351,254
70,675,000 3.500%,  1/31/2028 69,578,986
13,000,000 4.000%,  10/31/2029 13,055,859
2,810,000 3.500%,  2/15/2033 2,714,394
Total 94,691,726
Utilities (4.4%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,660,542
Ameren Corporation
750,000 2.500%,  9/15/2024 735,091
American Electric Power
Company, Inc.
3,000,000 5.699%,  8/15/2025 3,023,070
1,425,000 1.000%,  11/1/2025 1,328,117
1,255,000 5.200%,  1/15/2029 1,274,145
Berkshire Hathaway Energy
Company
925,000 4.050%,  4/15/2025 915,881
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,160,714
1,100,000 5.250%,  8/10/2026 1,116,024
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,954,541
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,183,252
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,468,922
1,750,000 4.220%,  11/1/2024 1,731,688
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
816,535
1,085,000 0.900%,  9/15/2025 1,017,494
2,650,000 5.000%,  12/8/2025 2,655,667
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,050,522
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,058,074
Eversource Energy
1,575,000 4.750%,  5/15/2026 1,565,120
1,900,000 5.450%,  3/1/2028 1,934,399
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,293,663
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,903,425
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,473,246
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.800%,  3/15/2028 1,923,422
637,000
8.489%,  (TSFR3M +
3.172%), 4/30/2043
c
629,012
Principal
Amount Long-Term Fixed Income (98.4%) Value
Utilities (4.4%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 2,000,000 5.749%,  9/1/2025 $ 2,020,196
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 1,014,750
PacifiCorp
2,500,000 5.100%,  2/15/2029 2,529,914
Sempra
3,250,000 3.300%,  4/1/2025 3,178,179
Southern California Edison
Company
2,350,000 4.875%,  2/1/2027 2,354,715
Southern Company
1,100,000 4.000%,  1/15/2051
c
1,057,146
1,250,000 3.750%,  9/15/2051
c
1,165,198
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,975,726
WEC Energy Group, Inc.
1,900,000 5.600%,  9/12/2026 1,941,239
Total 56,109,629
Total Long-Term Fixed Income
(cost $1,297,077,831) 1,268,947,058
Shares
Collateral Held for Securities
Loaned ( 0 .4% ) Value
5,153,799 Thrivent Cash Management Trust 5,153,799
Total Collateral Held for
Securities Loaned
(cost $5,153,799) 5,153,799
Shares Preferred Stock ( 0 .1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 11.949%
c
1,567,620
Total 1,567,620
Total Preferred Stock
(cost $1,490,400) 1,567,620
Shares or
Principal
Amount Short-Term Investments ( 1 .0% ) Value
Federal Home Loan Bank Discount
Notes
8,200,000 5.180%, 2/1/2024
j
8,198,815
U.S. Treasury Bills
5,000,000 5.253%, 2/20/2024
j
4,986,114
Total Short-Term Investments
(cost $13,186,138) 13,184,929
Total Investments (cost
$1,316,908,168) 99.9% $ 1,288,853,406
Other Assets and Liabilities, Net
0.1% 680,916
Total Net Assets 100.0% $ 1,289,534,322
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $523,629,595 or
40.6% of total net assets.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
c Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of January 31, 2024 was $89,100 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 5,006,904
Total lending $5,006,904
Gross amount payable upon return of
collateral for securities loaned $5,153,799
Net amounts due to counterparty $146,895
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 216,002,158 – 216,002,158 –
Basic Materials 22,311,322 – 22,311,322 –
Capital Goods 26,954,175 – 26,954,175 –
Collateralized Mortgage Obligations 135,523,287 – 133,015,475 2,507,812
Commercial Mortgage-Backed Securities 2,419,693 – 2,419,693 –
Communications Services 34,618,712 – 34,618,712 –
Consumer Cyclical 68,971,680 – 68,971,680 –
Consumer Non-Cyclical 75,653,628 – 75,653,628 –
Energy 57,180,342 – 57,180,342 –
Financials 421,685,658 – 421,685,658 –
Foreign Government 4,280,472 – 4,280,472 –
Mortgage-Backed Securities 44,082 – 44,082 –
Technology 36,073,053 – 36,073,053 –
Transportation 16,427,441 – 16,427,441 –
U.S. Government & Agencies 94,691,726 – 94,691,726 –
Utilities 56,109,629 – 56,109,629 –
Preferred Stock
Financials 1,567,620 1,567,620 – –
Short-Term Investments 13,184,929 – 13,184,929 –
Subtotal Investments in Securities $ 1,283,699,607 $ 1,567,620 $ 1,279,624,175 $ 2,507,812
Other Investments  * Total
Collateral Held for Securities Loaned 5,153,799
Subtotal Other Investments $ 5,153,799
Total Investments at Value $ 1,288,853,406
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $ 3,556 $ 18,811 $ 17,213 $ 5,154 5,154 0.4%
Total Collateral Held for Securities Loaned 3,556 5,154 0.4
Total Value $ 3,556 $ 5,154
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $10
Total Affiliated Income from Securities Loaned, Net $10
Total $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.3% ) Value
Communications Services (10.4%)
126 Alphabet, Inc., Class C
a
$ 17,867
11,369 AT&T, Inc. 201,118
3,983 BCE, Inc. 160,718
109,000 CITIC Telecom International
Holdings, Ltd. 38,867
10,151 Deutsche Telekom AG 249,184
2,312 Electronic Arts, Inc. 318,085
2,600 KDDI Corporation 86,151
85,395 Koninklijke (Royal) KPN NV 290,491
181,600 Nippon Telegraph and Telephone
Corporation 228,045
3,900 SKY Perfect JSAT Holdings, Inc. 20,523
5,500 SoftBank Corporation 73,072
413 Swisscom AG 247,091
21,715 Telefonica SA 88,354
119 T-Mobile US, Inc. 19,186
13,913 Verizon Communications, Inc. 589,216
Total 2,627,968
Consumer Discretionary (5.5%)
47 Bayerische Motoren Werke AG 4,890
639 Dollarama, Inc. 46,897
13,944 Europris ASA
b
104,512
24,700 Heiwa Corporation 366,989
1,239 McDonald's Corporation 362,680
96 Next plc 10,249
263 O'Reilly Automotive, Inc.
a
269,062
163 Pandora AS 23,817
6,100 Sekisui House, Ltd. 137,702
114 Ulta Beauty, Inc.
a
57,234
Total 1,384,032
Consumer Staples (12.3%)
4,631 Carrefour SA 79,061
563 Church & Dwight Company, Inc. 56,215
5,591 Coca-Cola Company 332,609
823 Coles Group, Ltd. 8,541
5,569 Colgate-Palmolive Company 468,910
1,205 Hershey Company 233,216
1,700 Japan Tobacco, Inc. 44,807
2,695 Kimberly-Clark Corporation 326,014
8,809 Koninklijke Ahold Delhaize NV 247,736
1 Lindt & Spruengli AG 12,709
371 Loblaw Companies, Ltd. 37,074
5,369 Metro, Inc./CN 281,898
4,489 Mondelez International, Inc. 337,887
1,824 PepsiCo, Inc. 307,399
1,145 Procter & Gamble Company 179,925
94,800 Sheng Siong Group, Ltd. 110,086
228 Walmart, Inc. 37,677
Total 3,101,764
Energy (2.5%)
94,100 Eneos Holdings, Inc. 380,028
6,132 Equinor ASA 175,480
4,322 Galp Energia SGPS SA 68,036
1,669 Repsol SA 24,648
Total 648,192
Financials (12.3%)
525 Aon plc 156,676
578 Berkshire Hathaway, Inc.
a
221,802
3,171 Brown & Brown, Inc. 245,943
2,493 Cboe Global Markets, Inc. 458,338
140 Chubb, Ltd. 34,300
Shares Common Stock (96.3%) Value
Financials (12.3%) - continued
1,592 CME Group, Inc. $ 327,697
24 Hannover Rueckversicherung SE 5,753
2,819 Hartford Financial Services Group,
Inc. 245,140
841 Intercontinental Exchange, Inc. 107,084
7,100 Japan Post Bank Company, Ltd. 73,839
18,400 Japan Post Holdings Company,
Ltd. 176,137
764 Marsh & McLennan Companies,
Inc. 148,094
478 Mastercard, Inc. 214,732
9,700 Matsui Securities Company, Ltd. 54,495
26,097 Medibank, Private Ltd. 65,338
13,200 Mizuho Financial Group, Inc. 239,733
6,800 Sumitomo Mitsui Trust Holdings,
Inc.
a
139,354
339 Toronto-Dominion Bank 20,593
530 Tradeweb Markets, Inc. 50,557
460 Visa, Inc. 125,699
Total 3,111,304
Health Care (18.4%)
178 Abbott Laboratories 20,141
1,782 AbbVie, Inc. 292,961
471 Amgen, Inc. 148,016
53 Biogen, Inc.
a
13,073
1,268 Boston Scientific Corporation
a
80,214
279 Eli Lilly & Company 180,125
3,327 Galenica AG
b
293,383
5,928 Gilead Sciences, Inc. 463,925
135 Humana, Inc. 51,038
486 Incyte Corporation
a
28,562
3,522 Johnson & Johnson 559,646
9,800 Kaken Pharmaceutical Company,
Ltd. 231,444
1,251 Laboratorios Farmaceuticos ROVI
SA 86,284
595 Medtronic plc 52,086
4,255 Merck & Company, Inc. 513,919
3,972 Novartis AG 410,760
2,322 Novo Nordisk AS 265,415
948 Pfizer, Inc. 25,672
133 Regeneron Pharmaceuticals, Inc.
a
125,390
49 Roche Holding AG, Participation
Certificates 13,951
2,009 Sanofi SA 201,192
5 Siegfried Holding AG 4,981
4,200 Takeda Pharmaceutical Company,
Ltd. 123,440
241 UnitedHealth Group, Inc. 123,329
775 Vertex Pharmaceuticals, Inc.
a
335,869
Total 4,644,816
Industrials (10.6%)
1,209 AMETEK, Inc. 195,918
490 Automatic Data Processing, Inc. 120,432
207 BAE Systems plc 3,084
5,500 CK Hutchison Holdings, Ltd. 28,407
127,500 ComfortDelGro Corporation, Ltd. 132,611
420 Computershare, Ltd. 6,957
1,700 COMSYS Holdings Corporation 37,222
4,823 CSX Corporation 172,181
183 Dampskibsselskabet Norden AS 9,847
523 Eiffage SA 54,721

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.3%) Value
Industrials (10.6%) - continued
1,672 Expeditors International of
Washington, Inc. $ 211,224
576 Fastenal Company 39,300
487 Honeywell International, Inc. 98,501
3,900 Jardine Matheson Holdings, Ltd. 157,170
422 Lockheed Martin Corporation 181,211
245 Paychex, Inc. 29,824
1,806 Republic Services, Inc. 309,043
688 Thales SA 100,622
962 Thomson Reuters Corporation 142,828
103 W.W. Grainger, Inc. 92,251
471 Waste Connections, Inc. 73,127
1,916 Waste Management, Inc. 355,667
846 Wolters Kluwer NV 124,714
Total 2,676,862
Information Technology (16.1%)
286 Accenture plc 104,070
2,790 Akamai Technologies, Inc.
a
343,812
615 Amphenol Corporation 62,177
1,096 Apple, Inc. 202,102
407 Cadence Design Systems, Inc.
a
117,403
15,500 Canon, Inc. 426,981
982 Check Point Software
Technologies, Ltd.
a
156,069
12,527 Cisco Systems, Inc. 628,605
413 F5, Inc.
a
75,868
428 International Business Machines
Corporation 78,606
1,850 Keysight Technologies, Inc.
a
283,531
989 Microsoft Corporation 393,207
685 Motorola Solutions, Inc. 218,858
1,300 Ricoh Company, Ltd. 10,218
229 Roper Industries, Inc. 122,973
595 SAP SE 103,081
1,455 TE Connectivity, Ltd. 206,886
1,302 Texas Instruments, Inc. 208,476
1,675 VeriSign, Inc.
a
333,124
Total 4,076,047
Materials (1.0%)
1,043 Barrick Gold Corporation 16,291
807 Franco-Nevada Corporation 87,358
516 Heidelberg Materials AG 47,650
1,389 Holcim AG 106,090
Total 257,389
Real Estate (0.2%)
257 Canadian Apartment Properties
REIT 8,921
3,500 Swire Pacific, Ltd. 27,080
200 Swiss Prime Site AG 20,257
Total 56,258
Utilities (7.0%)
4,551 Alliant Energy Corporation 221,452
3,724 American Electric Power
Company, Inc. 290,993
6,375 Capital Power Corporation 175,254
18,500 CLP Holdings, Ltd. 147,138
101 Consolidated Edison, Inc. 9,181
640 Dominion Energy, Inc. 29,261
1,126 E.ON SE 15,234
4,943 Evergy, Inc. 250,956
1,569 Fortis, Inc. 62,949
Shares Common Stock (96.3%) Value
Utilities (7.0%) - continued
33,153 Italgas SPA $ 189,018
7,890 NiSource, Inc. 204,903
4,104 Portland General Electric
Company 167,977
127 Southern Company 8,829
Total 1,773,145
Total Common Stock
(cost $21,321,426) 24,357,777
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
76,004 5.670% 760,042
Total Short-Term Investments
(cost $760,042) 760,042
Total Investments (cost
$22,081,468) 99.3% $25,117,819
Other Assets and Liabilities, Net
0.7% 165,554
Total Net Assets 100.0% $25,283,373
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $397,895 or 1.6%
of total net assets.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,627,968 1,145,472 1,482,496 –
Consumer Discretionary 1,384,032 688,976 695,056 –
Consumer Staples 3,101,764 2,279,852 821,912 –
Energy 648,192 – 648,192 –
Financials 3,111,304 2,336,062 775,242 –
Health Care 4,644,816 3,013,966 1,630,850 –
Industrials 2,676,862 1,878,679 798,183 –
Information Technology 4,076,047 3,535,767 540,280 –
Materials 257,389 87,358 170,031 –
Real Estate 56,258 – 56,258 –
Utilities 1,773,145 1,183,552 589,593 –
Subtotal Investments in Securities $24,357,777 $16,149,684 $8,208,093 $–
Other Investments  * Total
Affiliated Short-Term Investments 760,042
Subtotal Other Investments $760,042
Total Investments at Value $25,117,819
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Low Volatility Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,190 10,190 – –
Total Asset Derivatives $10,190 $10,190 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 6 March 2024 $ 597,250 $ 10,190
Total Futures Long Contracts $ 597,250 $ 10,190
Total Futures Contracts $ 597,250 $10,190

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $483 $2,858 $2,581 $760 76 3.0%
Total Affiliated Short-Term Investments 483 760 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 416 416 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $483 $760
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $– $11
Total Income/Non Cash Income from Affiliated Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .7% ) Value
Communications Services (2.8%)
8,490 Cargurus, Inc.
a
$ 197,308
7,139 Pinterest, Inc.
a
267,498
5,463 Trade Desk, Inc.
a
373,833
Total 838,639
Consumer Discretionary (11.3%)
4,004 Aptiv plc
a
325,645
252 Chipotle Mexican Grill, Inc.
a
607,010
561 Deckers Outdoor Corporation
a
422,843
2,384 Five Below, Inc.
a
427,833
834 Lululemon Athletica, Inc.
a
378,486
5,843 Mobileye Global, Inc.
a
151,100
59 NVR, Inc.
a
417,442
1,042 Pool Corporation 386,842
3,902 Wyndham Hotels & Resorts, Inc. 304,083
Total 3,421,284
Consumer Staples (3.3%)
1,375 Casey's General Stores, Inc. 373,120
6,282 Celsius Holdings, Inc.
a
313,472
1,767 Lancaster Colony Corporation 324,739
Total 1,011,331
Energy (2.0%)
4,063 Matador Resources Company 223,018
20,284 TechnipFMC plc 392,293
Total 615,311
Financials (9.3%)
1,432 Arthur J. Gallagher & Company 332,453
3,022 Houlihan Lokey, Inc. 361,975
1,213 Kinsale Capital Group, Inc. 482,252
985 MSCI, Inc. 589,641
3,631 Northern Trust Corporation 289,173
3,433 PayPal Holdings, Inc.
a
210,615
3,264 Tradeweb Markets, Inc. 311,353
3,937 Western Alliance Bancorp 251,810
Total 2,829,272
Health Care (18.2%)
1,221 Align Technology, Inc.
a
326,398
1,956 Apellis Pharmaceuticals, Inc.
a
123,795
807 Argenx SE ADR
a
307,071
1,316 Ascendis Pharma AS ADR
a
170,988
12,371 Avantor, Inc.
a
284,409
6,499 Bio-Techne Corporation 457,010
440 Chemed Corporation 260,828
4,480 Dexcom, Inc.
a
543,648
3,521 Edwards Lifesciences Corporation
a
276,293
1,388 ICON plc
a
362,087
2,437 Immunocore Holdings plc ADR
a,b
176,171
1,485 Inspire Medical Systems, Inc.
a
313,142
8,074 Progyny, Inc.
a
307,539
1,554 Repligen Corporation
a
294,328
1,481 Sarepta Therapeutics, Inc.
a
176,224
1,468 ShockWave Medical, Inc.
a
332,135
2,435 Veeva Systems, Inc.
a
505,043
1,625 Zoetis, Inc. 305,191
Total 5,522,300
Industrials (17.8%)
3,525 Advanced Drainage Systems, Inc. 459,730
3,516 ASGN, Inc.
a
326,355
1,304 Carlisle Companies, Inc. 409,795
Shares Common Stock (95.7%) Value
Industrials (17.8%) - continued
13,086 ExlService Holdings, Inc.
a
$ 409,330
4,542 Fastenal Company 309,901
14,954 Howmet Aerospace, Inc. 841,312
1,596 IDEX Corporation 337,554
1,695 Middleby Corporation
a
239,114
5,476 nVent Electric plc 328,779
991 Old Dominion Freight Line, Inc. 387,501
2,674 Regal Rexnord Corporation 356,872
502 Rockwell Automation, Inc. 127,147
538 Saia, Inc.
a
242,412
5,718 TransUnion 395,628
647 Watsco, Inc. 252,964
Total 5,424,394
Information Technology (25.6%)
5,016 Amphenol Corporation 507,118
1,989 Arista Networks, Inc.
a
514,514
6,880 Cognex Corporation 248,643
9,397 Dynatrace Holdings, LLC
a
535,629
1,106 Enphase Energy, Inc.
a
115,168
4,434 Gitlab, Inc.
a
315,302
1,401 Globant SA
a
330,370
3,989 Guidewire Software, Inc.
a
445,491
857 HubSpot, Inc.
a
523,627
1,580 JFrog, Ltd.
a
51,397
428 Lam Research Corporation 353,173
4,791 Lattice Semiconductor
Corporation
a
291,580
327 MongoDB, Inc.
a
130,970
883 Monolithic Power Systems, Inc. 532,202
1,820 Palo Alto Networks, Inc.
a
616,088
3,072 PTC, Inc.
a
554,957
4,130 Sprout Social, Inc.
a
253,293
1,100 Synopsys, Inc.
a
586,685
1,360 Tyler Technologies, Inc.
a
574,940
1,051 Universal Display Corporation 178,428
3,621 Wolfspeed, Inc.
a
117,864
Total 7,777,439
Materials (2.3%)
755 Martin Marietta Materials, Inc. 383,857
3,065 RPM International, Inc. 326,913
Total 710,770
Real Estate (3.1%)
2,274 CBRE Group, Inc.
a
196,269
4,061 CoStar Group, Inc.
a
339,012
1,909 Regency Centers Corporation 119,637
1,337 SBA Communications Corporation 299,301
Total 954,219
Total Common Stock
(cost $24,059,692) 29,104,959
Shares
Registered Investment
Companies ( 1 .9% ) Value
U.S. Unaffiliated  (1.9%)
2,526 Communication Services Select
Sector SPDR Fund 191,673
2,634 Industrial Select Sector SPDR
Fund 297,352

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (1.9%) Value
U.S. Unaffiliated  (1.9%)- continued
568 SPDR S&P Oil & Gas Exploration
ETF
b
$ 75,556
Total 564,581
Total Registered Investment
Companies (cost $456,151) 564,581
Shares
Collateral Held for Securities
Loaned ( 0 .7% ) Value
228,450 Thrivent Cash Management Trust 228,450
Total Collateral Held for
Securities Loaned
(cost $228,450) 228,450
Shares Short-Term Investments ( 2 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
74,627 5.670% 746,273
Total Short-Term Investments
(cost $746,273) 746,273
Total Investments (cost
$25,490,566) 100.8% $ 30,644,263
Other Assets and Liabilities, Net
(0.8%) (241,208)
Total Net Assets 100.0% $ 30,403,055
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of January 31, 2024:
Securities Lending Transactions
Common Stock $ 232,777
Total lending $232,777
Gross amount payable upon return of
collateral for securities loaned $228,450
Net amounts due to counterparty $(4,327)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 838,639 838,639 – –
Consumer Discretionary 3,421,284 3,421,284 – –
Consumer Staples 1,011,331 1,011,331 – –
Energy 615,311 615,311 – –
Financials 2,829,272 2,829,272 – –
Health Care 5,522,300 5,522,300 – –
Industrials 5,424,394 5,424,394 – –
Information Technology 7,777,439 7,777,439 – –
Materials 710,770 710,770 – –
Real Estate 954,219 954,219 – –
Registered Investment Companies
U.S. Unaffiliated 564,581 564,581 – –
Subtotal Investments in Securities $ 29,669,540 $ 29,669,540 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 746,273
Collateral Held for Securities Loaned 228,450
Subtotal Other Investments $ 974,723
Total Investments at Value $ 30,644,263
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 543 $ 2,423 $ 2,220 $ 746 75 2.5%
Total Affiliated Short-Term Investments 543 746 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 2,705 2,774 228 228 0.7
Total Collateral Held for Securities Loaned 297 228 0.7
Total Value $ 840 $ 974
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $7
Total Income/Non Cash Income from Affiliated Investments $7
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .4% ) Value
Consumer Discretionary (14.0%)
414,772 Aptiv plc
a
$ 33,733,407
39,685 Chipotle Mexican Grill, Inc.
a
95,592,038
758,983 Crocs, Inc.
a
77,021,595
100,479 Domino's Pizza, Inc. 42,826,159
102,724 Lululemon Athletica, Inc.
a
46,618,206
1,689,390 Mobileye Global, Inc.
a
43,687,625
21,429 NVR, Inc.
a
151,616,389
850,315 Skyline Champion Corporation
a
58,229,571
Total 549,324,990
Consumer Staples (4.3%)
666,678 BJ's Wholesale Club Holdings,
Inc.
a
42,894,062
194,915 Casey's General Stores, Inc. 52,892,134
1,347,702 Tyson Foods, Inc. 73,800,162
Total 169,586,358
Energy (4.9%)
1,125,855 Chesapeake Energy Corporation 86,814,679
1,300,584 Devon Energy Corporation 54,650,540
2,493,191 NOV, Inc. 48,642,156
Total 190,107,375
Financials (15.5%)
1,805,622 Ally Financial, Inc. 66,230,215
172,674 Ameriprise Financial, Inc. 66,795,484
1,060,565 Arch Capital Group, Ltd.
a
87,422,373
303,258 Kinsale Capital Group, Inc. 120,566,283
720,548 Northern Trust Corporation 57,384,443
1,703,038 Radian Group, Inc. 49,354,041
897,055 Voya Financial, Inc. 64,919,870
928,599 Western Alliance Bancorp 59,393,192
904,177 Zions Bancorp NA 37,885,016
Total 609,950,917
Health Care (10.7%)
320,261 Align Technology, Inc.
a
85,612,170
1,400,515 Centene Corporation
a
105,472,785
305,815 Charles River Laboratories
International, Inc.
a
66,141,668
849,472 Edwards Lifesciences Corporation
a
66,658,068
435,401 Masimo Corporation
a
56,140,605
325,998 Sarepta Therapeutics, Inc.
a
38,790,502
Total 418,815,798
Industrials (20.1%)
842,375 Advanced Drainage Systems, Inc. 109,862,548
156,051 Axon Enterprise, Inc.
a
38,866,062
1,115,534 Fastenal Company 76,112,885
1,769,849 Howmet Aerospace, Inc. 99,571,705
263,891 Lincoln Electric Holdings, Inc. 58,641,858
283,209 Old Dominion Freight Line, Inc. 110,740,383
367,079 Quanta Services, Inc. 71,231,680
1,006,130 Timken Company 82,412,108
229,100 United Rentals, Inc. 143,279,140
Total 790,718,369
Information Technology (11.2%)
139,082 ANSYS, Inc.
a
45,595,252
1,112,900 Ciena Corporation
a
58,983,700
2,696,195 Dropbox, Inc.
a
85,415,457
392,074 Enphase Energy, Inc.
a
40,826,666
325,358 NICE, Ltd. ADR
a
67,707,000
587,239 ON Semiconductor Corporation
a
41,770,310
Shares Common Stock (97.4%) Value
Information Technology (11.2%) - continued
1,336,145 Trimble, Inc.
a
$ 67,956,335
1,004,076 Wolfspeed, Inc.
a
32,682,674
Total 440,937,394
Materials (6.8%)
1,761,521 Ball Corporation 97,676,340
334,934 PPG Industries, Inc. 47,239,091
1,011,019 Steel Dynamics, Inc. 122,019,883
Total 266,935,314
Real Estate (4.8%)
582,208 Alexandria Real Estate Equities,
Inc. 70,388,947
262,136 Extra Space Storage, Inc. 37,862,924
360,459 SBA Communications Corporation 80,692,352
Total 188,944,223
Utilities (5.1%)
1,356,927 Alliant Energy Corporation 66,028,068
2,347,859 CenterPoint Energy, Inc. 65,599,180
2,584,247 NiSource, Inc. 67,112,895
Total 198,740,143
Total Common Stock
(cost $2,845,696,429) 3,824,060,881
Shares Short-Term Investments ( 2 .6% ) Value
Thrivent Core Short-Term Reserve
Fund
10,290,286 5.670% 102,902,855
Total Short-Term Investments
(cost $102,874,717) 102,902,855
Total Investments (cost
$2,948,571,146) 100.0% $ 3,926,963,736
Other Assets and Liabilities, Net
(<0.1%) (706,480)
Total Net Assets 100.0% $ 3,926,257,256
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 549,324,990 549,324,990 – –
Consumer Staples 169,586,358 169,586,358 – –
Energy 190,107,375 190,107,375 – –
Financials 609,950,917 609,950,917 – –
Health Care 418,815,798 418,815,798 – –
Industrials 790,718,369 790,718,369 – –
Information Technology 440,937,394 440,937,394 – –
Materials 266,935,314 266,935,314 – –
Real Estate 188,944,223 188,944,223 – –
Utilities 198,740,143 198,740,143 – –
Subtotal Investments in Securities $ 3,824,060,881 $ 3,824,060,881 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 102,902,855
Subtotal Other Investments $ 102,902,855
Total Investments at Value $ 3,926,963,736
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 169,310 $ 137,036 $ 203,443 $ 102,903 10,290 2.6%
Total Affiliated Short-Term Investments 169,310 102,903 2.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 42,003 42,003 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 169,310 $ 102,903
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $1,761
Total Income/Non Cash Income from Affiliated Investments $1,761
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .4% ) Value
Communications Services (2.3%)
38,870 Imax Corporation
a
$ 543,014
35,573 Warner Brothers Discovery, Inc.
a
356,441
Total 899,455
Consumer Discretionary (9.7%)
6,383 Aptiv plc
a
519,129
7,583 Cedar Fair, LP 309,159
10,491 Cheesecake Factory, Inc. 360,576
4,383 D.R. Horton, Inc. 626,375
3,712 Lear Corporation 493,325
9,733 PUMA SE 391,691
3,893 Signet Jewelers, Ltd. 387,276
12,625 Six Flags Entertainment
Corporation 318,276
8,837 Tapestry, Inc. 342,787
Total 3,748,594
Consumer Staples (8.2%)
4,388 Dollar Tree, Inc.
a
573,161
5,451 J.M. Smucker Company 717,079
4,922 Lamb Weston Holdings, Inc. 504,210
4,980 Reckitt Benckiser Group plc 360,058
6,655 Sysco Corporation 538,589
10,032 US Foods Holding Corporation
a
461,572
Total 3,154,669
Energy (8.2%)
7,450 Chesapeake Energy Corporation 574,470
22,800 Coterra Energy, Inc. 567,264
11,161 Devon Energy Corporation 468,985
17,742 Enterprise Products Partners, LP 474,776
9,269 Helmerich & Payne, Inc. 373,170
2,309 Marathon Petroleum Corporation 382,370
7,498 Noble Corporation plc 330,887
Total 3,171,922
Financials (19.3%)
4,976 Allstate Corporation 772,524
5,442 Capital One Financial Corporation 736,412
21,217 Carlyle Group, Inc. 849,104
2,700 Cboe Global Markets, Inc. 496,395
8,408 Comerica, Inc. 442,093
12,112 Equitable Holdings, Inc. 395,941
5,099 M&T Bank Corporation 704,172
3,278 Raymond James Financial, Inc. 361,170
4,412 Selective Insurance Group, Inc. 462,642
10,500 Synovus Financial Corporation 395,430
10,319 Texas Capital Bancshares, Inc.
a
629,459
8,484 Voya Financial, Inc. 613,987
5,932 Wintrust Financial Corporation 575,285
Total 7,434,614
Health Care (7.4%)
23,248 Avantor, Inc.
a
534,471
14,545 Baxter International, Inc. 562,746
3,262 Cardinal Health, Inc. 356,178
3,497 Laboratory Corporation of America
Holdings 777,383
3,849 Universal Health Services, Inc. 611,260
Total 2,842,038
Industrials (17.6%)
4,525 AGCO Corporation 553,543
19,241 Barnes Group, Inc. 637,070
Shares Common Stock (98.4%) Value
Industrials (17.6%) - continued
2,756 Booz Allen Hamilton Holding
Corporation $ 387,962
1,350 Carlisle Companies, Inc. 424,251
25,488 Flowserve Corporation 1,017,736
3,070 General Dynamics Corporation 813,519
9,827 Hexcel Corporation 652,415
3,103 JB Hunt Transport Services, Inc. 623,641
11,248 Sensata Technologies Holding plc 406,840
17,407 Southwest Airlines Company 520,295
18,696 Werner Enterprises, Inc. 739,427
Total 6,776,699
Information Technology (7.5%)
5,578 CommVault Systems, Inc.
a
511,391
3,412 Jabil, Inc. 427,490
23,892 Knowles Corporation
a
389,679
6,989 MKS Instruments, Inc. 743,979
1,862 PTC, Inc.
a
336,370
8,393 Western Digital Corporation
a
480,499
Total 2,889,408
Materials (7.7%)
17,001 Alcoa Corporation 505,780
13,007 Axalta Coating Systems, Ltd.
a
421,687
11,290 Berry Plastics Group, Inc. 739,043
5,267 Celanese Corporation 770,509
7,394 CF Industries Holdings, Inc. 558,321
Total 2,995,340
Real Estate (5.5%)
2,013 AvalonBay Communities, Inc. 360,347
3,232 CBRE Group, Inc.
a
278,954
3,508 Crown Castle, Inc. 379,741
40,796 Healthcare Realty Trust, Inc. 657,224
3,140 Simon Property Group, Inc. 435,235
Total 2,111,501
Utilities (5.0%)
7,713 Alliant Energy Corporation 375,315
3,909 Constellation Energy Corporation 476,898
4,488 DTE Energy Company 473,125
22,749 NiSource, Inc. 590,791
Total 1,916,129
Total Common Stock
(cost $34,196,895) 37,940,369
Shares Short-Term Investments ( 1 .4% ) Value
Thrivent Core Short-Term Reserve
Fund
53,185 5.670% 531,849
Total Short-Term Investments
(cost $531,849) 531,849
Total Investments (cost
$34,728,744) 99.8% $ 38,472,218
Other Assets and Liabilities, Net
0.2% 82,727
Total Net Assets 100.0% $ 38,554,945
a Non-income producing security.
Definitions:
plc - Public Limited Company

Mid Cap Value Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 899,455 899,455 – –
Consumer Discretionary 3,748,594 3,356,903 391,691 –
Consumer Staples 3,154,669 2,794,611 360,058 –
Energy 3,171,922 3,171,922 – –
Financials 7,434,614 7,434,614 – –
Health Care 2,842,038 2,842,038 – –
Industrials 6,776,699 6,776,699 – –
Information Technology 2,889,408 2,889,408 – –
Materials 2,995,340 2,995,340 – –
Real Estate 2,111,501 2,111,501 – –
Utilities 1,916,129 1,916,129 – –
Subtotal Investments in Securities $ 37,940,369 $ 37,188,620 $ 751,749 $ –
Other Investments  * Total
Affiliated Short-Term Investments 531,849
Subtotal Other Investments $ 531,849
Total Investments at Value $ 38,472,218
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 488 $ 2,347 $ 2,303 $ 532 53 1.4%
Total Affiliated Short-Term Investments 488 532 1.4
Total Value $ 488 $ 532
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $11
Total Income/Non Cash Income from Affiliated Investments $11
Total $– $– $ –

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 43.8% ) Value
U.S. Affiliated  (43.0%)
7,716,499 Thrivent Core Emerging Markets
Debt Fund $ 60,806,011
2,184,748 Thrivent Core Emerging Markets
Equity Fund 18,570,359
1,172,248 Thrivent Core International Equity
Fund 11,827,979
196,259 Thrivent Core Low Volatility Equity
Fund 2,072,490
4,123,556 Thrivent Core Mid Cap Value Fund 43,256,104
5,510,228 Thrivent Core Small Cap Value
Fund 53,504,312
2,949,158 Thrivent Global Stock Fund, Class
S 77,769,289
10,212,630 Thrivent High Yield Fund, Class S 42,688,795
15,581,550 Thrivent Income Fund, Class S 126,989,630
13,412,067 Thrivent International Allocation
Fund, Class S 135,998,363
18,230,662 Thrivent Large Cap Growth Fund,
Class S 332,162,657
11,323,175 Thrivent Large Cap Value Fund,
Class S 315,690,122
5,846,015 Thrivent Limited Maturity Bond
Fund, Class S 71,438,298
5,089,230 Thrivent Mid Cap Stock Fund,
Class S 172,168,655
1,603,483 Thrivent Small Cap Stock Fund,
Class S 46,019,965
Total 1,510,963,029
U.S. Unaffiliated  (0.8%)
6,836 Communication Services Select
Sector SPDR Fund 518,716
7,134 Industrial Select Sector SPDR
Fund 805,357
3,971 Invesco QQQ Trust Series 1 1,655,788
6,058 iShares Biotechnology ETF 814,074
1,566 iShares Russell 2000 Index Fund 302,050
77,074 SPDR Bloomberg High Yield Bond
ETF
a
7,312,010
29,515 SPDR S&P 500 ETF Trust 14,252,203
2,943 SPDR S&P Biotech ETF 257,307
1,538 SPDR S&P Oil & Gas Exploration
ETF 204,585
Total 26,122,090
Total Registered Investment
Companies (cost $1,144,317,916) 1,537,085,119
Shares Common Stock ( 21.0% ) Value
Communications Services (1.4%)
29,013 Alphabet, Inc., Class A
b
4,064,721
80,109 Alphabet, Inc., Class C
b
11,359,456
32,130 Altice USA, Inc.
b
78,397
11,034 AMC Networks, Inc.
b
199,605
4,401 Bumble, Inc.
b
60,382
29 Cable One, Inc. 15,919
74,898 Cargurus, Inc.
b
1,740,630
68,271 Comcast Corporation 3,177,332
17,016 Electronic Arts, Inc. 2,341,061
10,367 Emerald Holding, Inc.
b
63,653
4,256 Entravision Communications
Corporation 17,152
23,137 iHeartMedia, Inc.
b
62,701
7,103 Imax Corporation
b
99,229
Shares Common Stock (21.0%) Value
Communications Services (1.4%) - continued
62,201 Integral Ad Science Holding
Corporation
b
$ 905,025
2,636 Interpublic Group of Companies,
Inc. 86,962
16,873 Liberty Global, Ltd., Class A
b
332,398
11,868 Liberty Latin America, Ltd., Class
A
b
83,551
1,068 Live Nation Entertainment, Inc.
b
94,892
93,303 Lumen Technologies, Inc.
b
113,830
1,265 Match Group, Inc.
b
48,551
25,612 Meta Platforms, Inc.
b
9,992,266
524 Netflix, Inc.
b
295,594
490 Omnicom Group, Inc. 44,286
19,325 Pinterest, Inc.
b
724,108
8,406 Playtika Holding Corporation
b
60,691
66,036 QuinStreet, Inc.
b
836,676
924 Roku, Inc.
b
81,367
4,147 Sinclair, Inc. 65,108
3,676 TechTarget, Inc.
b
125,609
8,482 Telephone and Data Systems, Inc. 162,939
16,898 Trade Desk, Inc.
b
1,156,330
164,080 Verizon Communications, Inc. 6,948,788
101,765 Warner Brothers Discovery, Inc.
b
1,019,685
618 Windstream Services, LLC
b
5,717
295 Yelp, Inc.
b
12,900
13,911 Ziff Davis, Inc.
b
937,601
Total 47,415,112
Consumer Discretionary (2.1%)
224 Adient plc
b
7,775
1,118 Airbnb, Inc.
b
161,149
83,860 Amazon.com, Inc.
b
13,015,072
1,637 American Axle & Manufacturing
Holdings, Inc.
b
13,243
22,240 American Eagle Outfitters, Inc. 440,797
37,616 Aptiv plc
b
3,059,309
9,602 Autoliv, Inc. 1,028,566
54 AutoNation, Inc.
b
7,542
1,173 Beazer Homes USA, Inc.
b
37,243
1,046 Best Buy Company, Inc. 75,825
985 Booking Holdings, Inc.
b
3,454,858
15,609 Boot Barn Holdings, Inc.
b
1,119,790
3,141 Brunswick Corporation 253,416
5,334 Buckle, Inc. 198,371
788 Chipotle Mexican Grill, Inc.
b
1,898,111
83,234 Clarus Corporation 492,745
13,397 Columbia Sportswear Company 1,061,846
3,852 Container Store Group, Inc.
b
6,279
15,236 Cooper-Standard Holdings, Inc.
b
268,001
2,030 Crocs, Inc.
b
206,004
2,886 Culp, Inc.
b
14,315
7,004 D.R. Horton, Inc. 1,000,942
21,553 Dana, Inc. 292,259
1,375 Darden Restaurants, Inc. 223,547
1,518 Deckers Outdoor Corporation
b
1,144,162
1,853 Domino's Pizza, Inc. 789,786
811 DoorDash, Inc.
b
84,506
94 Dorman Products, Inc.
b
7,653
2,890 eBay, Inc. 118,692
959 El Pollo Loco Holdings, Inc.
b
8,880
2,944 Etsy, Inc.
b
195,953
19,186 Everi Holdings, Inc.
b
199,726
5,646 Expedia Group, Inc.
b
837,471
10,305 Five Below, Inc.
b
1,849,335
142 Fox Factory Holding Corporation
b
8,952

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Consumer Discretionary (2.1%) - continued
19,069 Gap, Inc. $ 356,400
27,989 Gentex Corporation 927,276
1,393 Genuine Parts Company 195,340
8,478 Goodyear Tire & Rubber
Company
b
118,183
5,655 Grand Canyon Education, Inc.
b
738,486
3,989 Green Brick Partners, Inc.
b
208,106
11,124 Harley-Davidson, Inc. 360,974
11,369 Hilton Worldwide Holdings, Inc. 2,171,024
8,806 Home Depot, Inc. 3,108,166
1,448 KB Home 86,286
22,388 Laureate Education, Inc. 282,537
2,244 La-Z-Boy, Inc. 78,114
3,618 Lear Corporation 480,832
862 Lennar Corporation 129,171
17,112 LKQ Corporation 798,617
12,961 Lowe's Companies, Inc. 2,758,619
2,541 Lululemon Athletica, Inc.
b
1,153,157
1,383 M/I Homes, Inc.
b
176,222
61 Marriott Vacations Worldwide
Corporation 5,117
13,440 McDonald's Corporation 3,934,157
5,618 Meritage Homes Corporation 930,397
653 MGM Resorts International
b
28,321
20,396 Mobileye Global, Inc.
b
527,441
15,462 Modine Manufacturing Company
b
1,068,270
6,282 Mohawk Industries, Inc.
b
654,898
7,550 Nordstrom, Inc. 137,032
234 NVR, Inc.
b
1,655,618
2,990 Papa John's International, Inc. 219,705
4,594 Polaris, Inc. 413,276
2,902 Pool Corporation 1,077,367
60,592 Qurate Retail, Inc.
b
49,073
2,210 Ross Stores, Inc. 310,019
9,010 SeaWorld Entertainment, Inc.
b
445,094
366 Shake Shack, Inc.
b
27,655
4,954 SharkNinja, Inc. 231,451
17,131 Skyline Champion Corporation
b
1,173,131
20,399 Sony Group Corporation ADR 1,994,002
19,048 Starbucks Corporation 1,772,035
56,534 Stoneridge, Inc.
b
1,005,740
760 Taylor Morrison Home Corporation
b
39,626
19,500 Tesla, Inc.
b
3,652,155
4,583 Texas Roadhouse, Inc. 576,175
92,218 ThredUp, Inc.
b
187,664
539 TopBuild Corporation
b
198,961
14,239 Travel + Leisure Company 575,540
7 Ulta Beauty, Inc.
b
3,514
5,819 Upbound Group, Inc. 193,191
6,975 Urban Outfitters, Inc.
b
265,050
85 Vail Resorts, Inc. 18,870
81 Visteon Corporation
b
9,338
7,446 Wendy's Company 142,070
2,451 Wingstop, Inc. 689,001
10,586 Wyndham Hotels & Resorts, Inc. 824,967
466 XPEL, Inc.
b
24,908
Total 72,770,460
Consumer Staples (1.1%)
52,059 Altria Group, Inc. 2,088,607
2,044 Archer-Daniels-Midland Company 113,606
5,445 BellRing Brands, Inc.
b
300,945
16,447 BJ's Wholesale Club Holdings,
Inc.
b
1,058,200
4,251 Casey's General Stores, Inc. 1,153,551
Shares Common Stock (21.0%) Value
Consumer Staples (1.1%) - continued
36,239 Celsius Holdings, Inc.
b
$ 1,808,326
66,049 Coca-Cola Company 3,929,255
1,394 Costco Wholesale Corporation 968,663
123,058 Coty, Inc.
b
1,486,541
739 Darling Ingredients, Inc.
b
31,999
11,357 e.l.f. Beauty, Inc.
b
1,811,782
10,067 Flowers Foods, Inc. 229,528
146 Hershey Company 28,257
5,488 J & J Snack Foods Corporation 873,854
3,240 John B. Sanfilippo & Son, Inc. 347,101
76,026 Kenvue, Inc. 1,578,300
8,063 Kimberly-Clark Corporation 975,381
2,255 Kroger Company 104,046
19,575 Lamb Weston Holdings, Inc. 2,005,263
9,944 Lancaster Colony Corporation 1,827,508
132 McCormick & Company, Inc. 8,997
22,319 Mondelez International, Inc. 1,679,951
33,634 Philip Morris International, Inc. 3,055,649
9,957 Pilgrim's Pride Corporation
b
270,532
648 PriceSmart, Inc. 49,261
10,151 Procter & Gamble Company 1,595,128
1,663 SpartanNash Company 37,301
31,205 Sysco Corporation 2,525,421
41,011 Turning Point Brands, Inc. 996,157
3,654 Tyson Foods, Inc. 200,093
14,223 US Foods Holding Corporation
b
654,400
23,050 Walmart, Inc. 3,809,012
Total 37,602,615
Energy (0.9%)
5,252 APA Corporation 164,545
5,086 Baker Hughes Company 144,951
1,971 Cactus, Inc. 83,649
2,561 California Resources Corporation 122,108
2,868 ChampionX Corporation 78,612
12 Cheniere Energy, Inc. 1,968
6,080 Chesapeake Energy Corporation 468,829
1,650 Chevron Corporation 243,259
24,667 ConocoPhillips 2,759,497
18,408 Coterra Energy, Inc. 457,991
4,447 CVR Energy, Inc. 149,997
44,230 Devon Energy Corporation 1,858,545
79,723 Enterprise Products Partners, LP 2,133,387
19,485 EOG Resources, Inc. 2,217,198
5,147 Expro Group Holdings NV
b
90,587
38,381 Exxon Mobil Corporation 3,945,951
2,667 Gulfport Energy Corporation
b
338,442
58,609 Halliburton Company 2,089,411
2,416 HF Sinclair Corporation 136,480
1,077 International Seaways, Inc. 57,770
21,323 Liberty Energy, Inc. 443,305
3,823 Magnolia Oil & Gas Corporation 78,830
18,905 Marathon Oil Corporation 431,979
10,348 Marathon Petroleum Corporation 1,713,629
28,843 Matador Resources Company 1,583,192
7,381 Murphy Oil Corporation 285,645
39,152 NOV, Inc. 763,856
3,571 Ovintiv, Inc. 151,482
12,505 Par Pacific Holdings, Inc.
b
457,558
3,376 Patterson-UTI Energy, Inc. 37,440
4,373 Phillips 66 631,068
10,060 Pioneer Natural Resources
Company 2,312,090
39,769 ProPetro Holding Corporation
b
336,446
13,161 Schlumberger NV 640,941

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Energy (0.9%) - continued
13,312 Shell plc NVDR $ 837,458
14,248 SM Energy Company 528,316
2,200 Solaris Oilfield Infrastructure, Inc. 16,500
108,975 TechnipFMC plc 2,107,576
13,583 TETRA Technologies, Inc.
b
56,913
5,329 U.S. Silica Holdings, Inc.
b
57,127
10,625 Viper Energy, Inc. 331,712
19,548 Williams Companies, Inc. 677,534
Total 32,023,774
Financials (3.5%)
2,013 1st Source Corporation 105,220
8,845 Allstate Corporation 1,373,186
20,780 Ally Financial, Inc. 762,210
3,946 Amalgamated Financial
Corporation 104,806
2,164 Amerant Bancorp, Inc. 48,928
4,369 American Express Company 877,033
1,933 American Financial Group, Inc. 232,733
33,032 American International Group, Inc. 2,296,054
2,697 Ameriprise Financial, Inc. 1,043,281
990 Ameris Bancorp 49,144
45 Apollo Global Management, Inc. 4,518
2,857 Arch Capital Group, Ltd.
b
235,503
3,854 Arthur J. Gallagher & Company 894,745
3,782 Artisan Partners Asset
Management, Inc. 158,466
747 AssetMark Financial Holdings,
Inc.
b
22,910
2,691 Associated Banc-Corp 56,538
1,049 Assurant, Inc. 176,180
2,624 Assured Guaranty, Ltd. 212,885
829 Atlantic Union Bankshares
Corporation
a
28,319
1,004 Axis Capital Holdings, Ltd. 59,758
2,796 Axos Financial, Inc.
b
154,982
109,033 Bank of America Corporation 3,708,212
368 Bank of Hawaii Corporation
a
23,269
4,655 Bank of Marin Bancorp 91,145
7,003 Bank of N.T. Butterfield & Son, Ltd. 212,401
47,866 Bank of New York Mellon
Corporation 2,654,648
2,769 Bank OZK 124,910
2,804 BankFinancial Corporation 30,395
430 BankUnited, Inc. 12,152
5,006 Banner Corporation 233,179
326 Bar Harbor Bankshares 8,577
902 BayCom Corporation 18,410
5,275 BCB Bancorp, Inc. 65,515
7,333 Berkshire Hathaway, Inc.
b
2,813,965
10,095 Berkshire Hills Bancorp, Inc. 242,280
1,512 BlackRock, Inc. 1,170,757
2,903 Block, Inc.
b
188,724
39,895 Blue Owl Capital, Inc. 619,968
223 BOK Financial Corporation 18,696
16,384 Bridgewater Bancshares, Inc.
b
204,964
5,284 Brighthouse Financial, Inc.
b
273,553
5,804 BrightSpire Capital, Inc. 41,499
12,679 Brookline Bancorp, Inc. 137,187
11,882 Brown & Brown, Inc. 921,568
5,060 Business First Bancshares, Inc. 114,103
4,245 Byline Bancorp, Inc. 92,711
4,645 Cadence Bank 123,650
469 Camden National Corporation 16,898
327 Capital City Bank Group, Inc. 9,346
Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
11,028 Capital One Financial Corporation $ 1,492,309
20,661 Capitol Federal Financial, Inc. 130,991
44,574 Carlyle Group, Inc. 1,783,851
969 Cathay General Bancorp 39,894
7,163 Cboe Global Markets, Inc. 1,316,918
16,405 Central Pacific Financial
Corporation 316,124
483 Central Valley Community Bancorp 9,380
37,996 Charles Schwab Corporation 2,390,708
16,985 Chubb, Ltd. 4,161,325
6,457 Cincinnati Financial Corporation 715,436
4,850 Citigroup, Inc. 272,424
4,548 Citizens Financial Group, Inc. 148,720
432 CNA Financial Corporation 19,038
4,206 CNB Financial Corporation 89,798
17,259 Columbia Banking System, Inc. 347,941
29,581 Comerica, Inc. 1,555,369
3,709 Commerce Bancshares, Inc.
b
193,313
626 Community Bank System, Inc. 28,652
6,652 Community Trust Bancorp, Inc. 276,058
612 ConnectOne Bancorp, Inc. 13,978
3,762 CrossFirst Bankshares, Inc.
b
53,119
1,784 Cullen/Frost Bankers, Inc. 189,318
4,030 Customers Bancorp, Inc.
b
215,363
1,232 CVB Financial Corporation 20,661
1,445 Dime Community Bancshares, Inc. 32,960
10,075 Discover Financial Services 1,063,114
4,272 Eagle Bancorp, Inc. 105,903
6,041 East West Bancorp, Inc. 439,845
113 Eastern Bankshares, Inc. 1,577
7,046 Ellington Residential Mortgage
REIT 42,206
2,184 Employers Holdings, Inc. 91,116
4,079 Enova International, Inc.
b
222,020
6,317 Enterprise Financial Services
Corporation 262,977
2,823 Equity Bancshares, Inc. 92,736
435 EVERTEC, Inc. 17,470
44,737 F.N.B. Corporation 589,634
2,040 FactSet Research Systems, Inc. 970,877
25,353 Federated Hermes, Inc. 886,341
2,444 Fidelity National Information
Services, Inc. 152,163
1,976 Fifth Third Bancorp 67,658
5,384 Financial Institutions, Inc. 112,526
13,456 First Bancorp/Puerto Rico 224,446
7,599 First Bancshares, Inc. 193,243
193 First Citizens BancShares, Inc./NC 291,430
12,977 First Commonwealth Financial
Corporation 181,808
6,191 First Financial Bancorp 138,802
2,639 First Financial Bankshares, Inc. 82,416
2,541 First Financial Corporation 100,166
1,621 First Hawaiian, Inc. 35,159
17,974 First Horizon Corporation 255,950
2,713 First Internet Bancorp 89,475
1,023 First Interstate BancSystem, Inc. 28,153
3,304 First Merchants Corporation 111,708
3,098 First Mid-Illinois Bancshares, Inc. 97,494
7,494 First of Long Island Corporation 90,078
6,161 Fiserv, Inc.
b
874,061
400 Five Star Bancorp 9,532
717 FleetCor Technologies, Inc.
b
207,880
5,976 Flushing Financial Corporation 95,795
3,436 Flywire Corporation
b
73,427

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
12,095 Fulton Financial Corporation $ 188,561
14,604 Genworth Financial, Inc.
b
90,107
18,554 Glacier Bancorp, Inc. 717,298
9,482 Global Payments, Inc. 1,263,287
3,284 Great Southern Bancorp, Inc. 171,064
3,978 Green Dot Corporation
b
35,842
13,121 Hamilton Lane, Inc. 1,521,249
6,416 Hancock Whitney Corporation 289,426
18,708 Hanmi Financial Corporation 313,359
3,080 Hanover Insurance Group, Inc. 406,591
2,625 Hartford Financial Services Group,
Inc. 228,270
16,848 Heartland Financial USA, Inc. 597,599
13,980 Heritage Commerce Corporation 124,282
11,284 Heritage Financial Corporation 227,373
4,589 Home BancShares, Inc. 107,566
6,766 Hometrust Bancshares, Inc. 183,697
25,240 Hope Bancorp, Inc. 279,659
633 Horace Mann Educators
Corporation 23,313
8,541 Horizon Bancorp, Inc. 111,973
23,273 Houlihan Lokey, Inc. 2,787,640
3,688 Huntington Bancshares, Inc./OH 46,948
737 Independent Bank Corporation 41,338
6,719 Independent Bank Corporation/MI 170,931
37,968 Intercontinental Exchange, Inc. 4,834,465
792 International Bancshares
Corporation 41,865
8,068 Invesco Mortgage Capital, Inc. 71,079
35,401 Invesco, Ltd. 560,398
38,464 J.P. Morgan Chase & Company 6,706,583
588 Jack Henry & Associates, Inc. 97,508
20,685 Janus Henderson Group plc 594,901
28,118 KeyCorp 408,555
8,048 Kinsale Capital Group, Inc. 3,199,643
1,517 KKR & Company, Inc. 131,342
7,922 Lazard, Inc. 308,800
10,900 M&T Bank Corporation 1,505,290
1,000 MarketAxess Holdings, Inc. 225,510
11,052 Marsh & McLennan Companies,
Inc. 2,142,320
4,585 Mastercard, Inc. 2,059,720
3,332 Mercantile Bank Corporation 133,580
24,752 MetLife, Inc. 1,715,809
19,580 MFA Financial, Inc. 216,751
87,022 MGIC Investment Corporation 1,726,516
1,053 Mid Penn Bancorp, Inc. 22,513
5,373 Midland States Bancorp, Inc. 141,095
10,670 MidWestOne Financial Group, Inc. 272,085
12,754 Morgan Stanley 1,112,659
13,614 Mr. Cooper Group, Inc.
b
917,039
6,699 MSCI, Inc. 4,010,155
850 MVB Financial Corporation 18,215
42,593 Nasdaq, Inc. 2,460,598
7,544 National Bank Holdings
Corporation 264,040
8,629 Navient Corporation 148,591
2,323 NCR Atleos Corporation
b
52,012
24,317 New York Community Bancorp,
Inc. 157,331
28,755 NMI Holdings, Inc.
b
917,860
11,727 Northern Trust Corporation 933,938
328 Northfield Bancorp, Inc. 3,946
332 Northrim BanCorp, Inc. 16,776
7,236 Northwest Bancshares, Inc. 89,509
Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
26,572 NU Holdings, Ltd./Cayman
Islands
b
$ 228,785
9,300 OceanFirst Financial Corporation 160,239
6,812 OFG Bancorp 250,477
6,993 Old National Bancorp 115,175
5,870 Old Republic International
Corporation 164,595
4,836 Old Second Bancorp, Inc. 65,866
17,262 OneMain Holdings, Inc. 821,671
1,056 Pacific Premier Bancorp, Inc. 26,791
26,614 PayPal Holdings, Inc.
b
1,632,769
1,754 PCB Bancorp 29,379
1,403 PennyMac Financial Services, Inc. 122,370
4,650 Peoples Bancorp, Inc./OH 136,245
2,275 Pinnacle Financial Partners, Inc. 201,064
452 PNC Financial Services Group,
Inc. 68,347
1,969 Popular, Inc. 168,251
5,198 Premier Financial Corporation 108,586
532 PROG Holdings, Inc.
b
16,300
6,495 Prosperity Bancshares, Inc. 415,095
8,094 Provident Financial Services, Inc. 133,956
1,465 Prudential Financial, Inc. 153,722
17,443 Radian Group, Inc. 505,498
21,486 Raymond James Financial, Inc. 2,367,327
2,322 Regions Financial Corporation 43,352
38,523 Rithm Capital Corporation 412,196
11,942 RLI Corporation 1,628,531
4,469 S&T Bancorp, Inc. 148,996
5,256 Sandy Spring Bancorp, Inc. 128,141
354 Seacoast Banking Corporation of
Florida 8,694
31,100 SEI Investments Company 1,966,764
824 ServisFirst Bancshares, Inc. 55,323
3,710 Shore Bancshares, Inc. 48,007
1,088 Simmons First National
Corporation 20,683
814 SmartFinancial, Inc. 18,934
463 Southern First Bancshares, Inc.
b
17,358
2,095 SouthState Corporation 174,094
2,540 State Street Corporation 187,630
5,369 Stellar Bancorp, Inc. 134,386
896 Synchrony Financial 34,828
8,621 Synovus Financial Corporation 324,667
110 T. Rowe Price Group, Inc. 11,929
2,767 Territorial Bancorp, Inc. 29,718
2,795 Towne Bank/Portsmouth, VA 78,567
4,166 TPG, Inc. 173,431
13,069 Tradeweb Markets, Inc. 1,246,652
686 TriCo Bancshares 24,936
21,785 Triumph Financial, Inc.
b
1,539,110
559 Truist Financial Corporation 20,717
4,441 TrustCo Bank Corporation NY 128,345
978 Trustmark Corporation 26,396
11,992 Two Harbors Investment
Corporation 149,420
2,212 U.S. Bancorp 91,886
1,005 UMB Financial Corporation 82,912
3,395 United Bankshares, Inc. 121,711
2,017 United Community Banks, Inc. 55,145
5,309 Univest Financial Corporation 112,763
6,755 Unum Group 326,537
10,153 Valley National Bancorp 97,672
6,163 Veritex Holdings, Inc. 129,485
21,674 Virtu Financial, Inc. 363,906
5,631 Visa, Inc. 1,538,727

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
4,043 Voya Financial, Inc. $ 292,592
5,485 WaFd, Inc. 159,284
1,073 Walker & Dunlop, Inc. 103,641
5,989 Webster Financial Corporation 296,336
98,073 Wells Fargo & Company 4,921,303
2,594 Westamerica Bancorporation 123,786
31,547 Western Alliance Bancorp 2,017,746
55,572 Western Union Company 698,540
86 Willis Towers Watson plc 21,182
1,698 Wintrust Financial Corporation 164,672
2,310 WSFS Financial Corporation 102,818
1,364 XP, Inc. 33,527
9,785 Zions Bancorp NA 409,992
Total 124,269,761
Health Care (2.8%)
28,782 Abbott Laboratories 3,256,683
8,248 AbbVie, Inc. 1,355,971
5,768 ACADIA Pharmaceuticals, Inc.
b
149,449
16,539 Agilent Technologies, Inc. 2,151,724
2,561 Agios Pharmaceuticals, Inc.
b
57,930
1,764 Aldeyra Therapeutics, Inc.
b
5,521
4,147 Align Technology, Inc.
b
1,108,576
17,510 Alkermes plc
b
473,645
3,492 Amgen, Inc. 1,097,396
6,480 Amicus Therapeutics, Inc.
b
80,546
9,849 Amneal Pharmaceuticals, Inc.
b
52,692
2,826 Anika Therapeutics, Inc.
b
66,467
5,283 Apellis Pharmaceuticals, Inc.
b
334,361
3,898 Argenx SE ADR
b
1,483,228
7,075 Ascendis Pharma AS ADR
b
919,255
22,448 AstraZeneca plc ADR 1,495,935
92,335 Avantor, Inc.
b
2,122,782
8,766 Azenta, Inc.
b
571,543
1,465 Baxter International, Inc. 56,681
5,905 Biogen, Inc.
b
1,456,527
133 BioMarin Pharmaceutical, Inc.
b
11,715
171 Bio-Rad Laboratories, Inc.
b
54,872
18,514 Bio-Techne Corporation 1,301,904
6,688 Bruker Corporation 478,259
8,462 CareDx, Inc.
b
72,435
3,816 Centene Corporation
b
287,383
6,730 Certara, Inc.
b
108,757
3,761 Charles River Laboratories
International, Inc.
b
813,429
1,190 Chemed Corporation 705,420
5,746 Cigna Group 1,729,259
1,149 Codexis, Inc.
b
3,022
1,430 Cooper Companies, Inc. 533,433
10,625 Danaher Corporation 2,549,044
7,228 Deciphera Pharmaceuticals, Inc.
b
103,505
12,538 Definitive Healthcare Corporation
b
106,573
2,963 Denali Therapeutics, Inc.
b
47,438
27,956 Dentsply Sirona, Inc. 971,471
12,115 Dexcom, Inc.
b
1,470,155
4,118 Dynavax Technologies
Corporation
b
53,205
11,848 Edwards Lifesciences
Corporation
b
929,713
97,144 Elanco Animal Health, Inc.
b
1,431,903
6,563 Elevance Health, Inc. 3,238,447
2,918 Eli Lilly & Company 1,883,890
863 Enanta Pharmaceuticals, Inc.
b
10,485
27,550 Enovis Corporation
b
1,617,185
13,993 Exelixis, Inc.
b
304,488
Shares Common Stock (21.0%) Value
Health Care (2.8%) - continued
28,410 Gilead Sciences, Inc. $ 2,223,367
14,243 GoodRx Holdings, Inc.
b
85,458
32,478 Halozyme Therapeutics, Inc.
b
1,099,380
5,831 HCA Healthcare, Inc. 1,777,872
3,801 ICON plc
b
991,567
79 IDEXX Laboratories, Inc.
b
40,691
655 Illumina, Inc.
b
93,672
13,257 Immunocore Holdings plc ADR
a,b
958,349
7,389 Inspire Medical Systems, Inc.
b
1,558,118
3,432 Intuitive Surgical, Inc.
b
1,298,051
582 IQVIA Holding, Inc.
b
121,190
1,191 Jazz Pharmaceuticals, Inc.
b
146,160
20,958 Johnson & Johnson 3,330,226
1,991 Kodiak Sciences, Inc.
b
7,984
11,527 Laboratory Corporation of America
Holdings 2,562,452
13,063 Lantheus Holdings, Inc.
b
678,362
121 Ligand Pharmaceuticals, Inc.
b
8,845
1,750 LivaNova plc
b
85,190
3,102 Masimo Corporation
b
399,972
56 Medpace Holdings, Inc.
b
16,328
46,562 Medtronic plc 4,076,037
34,238 Merck & Company, Inc. 4,135,266
2,522 Molina Healthcare, Inc.
b
898,942
3,941 Myriad Genetics, Inc.
b
84,298
10,313 Natera, Inc.
b
680,039
517 National HealthCare Corporation 48,102
16,467 Neogen Corporation
b
255,238
12,785 Novo Nordisk AS ADR
b
1,466,951
11,636 Nuvation Bio, Inc.
b
18,850
53,016 Option Care Health, Inc.
b
1,656,220
6,702 Organon & Company 111,588
3,645 Pacira Pharmaceuticals, Inc.
b
118,791
21,784 Paragon 28, Inc.
b
276,221
596 Pediatrix Medical Group, Inc.
b
5,579
35,062 Pfizer, Inc. 949,479
15,260 Phreesia, Inc.
b
388,825
54,236 Progyny, Inc.
b
2,065,849
3,377 PTC Therapeutics, Inc.
b
88,106
1,414 QIAGEN NV 61,735
2,395 QuidelOrtho Corporation
b
164,081
9,511 Repligen Corporation
b
1,801,383
7,815 Rocket Pharmaceuticals, Inc.
b
224,525
1,251 Royalty Pharma plc 35,516
4,879 Sarepta Therapeutics, Inc.
b
580,552
61,042 scPharmaceuticals, Inc.
b
299,106
3,552 Sensus Healthcare, Inc.
b
11,544
7,482 ShockWave Medical, Inc.
b
1,692,802
2,660 Stryker Corporation 892,377
1,189 Teleflex, Inc. 288,725
5,603 TG Therapeutics, Inc.
b
90,993
5,613 Thermo Fisher Scientific, Inc. 3,025,295
3,346 UnitedHealth Group, Inc. 1,712,282
2,995 Vanda Pharmaceuticals, Inc.
b
10,782
6,905 Veeva Systems, Inc.
b
1,432,166
11,049 Veracyte, Inc.
b
276,446
25,858 Vericel Corporation
b
1,111,377
2,388 Vertex Pharmaceuticals, Inc.
b
1,034,911
20,469 Viemed Healthcare, Inc.
b
166,208
2,070 Waters Corporation
b
657,660
743 West Pharmaceutical Services,
Inc. 277,161
2,870 Zentalis Pharmaceuticals, Inc.
b
34,009
20,762 Zimmer Biomet Holdings, Inc. 2,607,707

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Health Care (2.8%) - continued
22,819 Zoetis, Inc. $ 4,285,636
Total 96,696,896
Industrials (2.9%)
4,387 A.O. Smith Corporation 340,475
574 Acuity Brands, Inc. 136,704
11,737 Advanced Drainage Systems, Inc. 1,530,740
8,756 AECOM 772,192
2,842 AGCO Corporation 347,662
11,584 Air Lease Corporation 484,327
9,261 Alight, Inc.
b
82,608
3,605 Allison Transmission Holdings, Inc. 218,247
13,154 AMETEK, Inc. 2,131,606
9,355 Armstrong World Industries, Inc. 928,110
25,048 ASGN, Inc.
b
2,324,955
8,706 Automatic Data Processing, Inc. 2,139,761
424 Axon Enterprise, Inc.
b
105,601
2,568 AZZ, Inc. 160,372
51,488 Badger Infrastructure Solutions,
Ltd. 1,789,222
11,116 Beacon Roofing Supply, Inc.
b
921,405
80 Boise Cascade Company 10,837
145 Brady Corporation 8,733
78 Builders FirstSource, Inc.
b
13,551
7,110 Carlisle Companies, Inc. 2,234,389
10,914 Casella Waste Systems, Inc.
b
931,401
6,568 Caterpillar, Inc. 1,972,436
2,373 Cimpress plc
b
178,497
135,282 CNH Industrial NV 1,623,384
277 Columbus McKinnon Corporation 10,822
10,753 Conduent Incorporated
b
38,711
2,107 CSW Industrials, Inc. 445,778
114,495 CSX Corporation 4,087,471
5,725 Cummins, Inc. 1,369,992
5,051 Curtiss-Wright Corporation 1,124,201
39,274 Delta Air Lines, Inc. 1,537,184
4,045 Donaldson Company, Inc. 261,267
21 Dover Corporation 3,145
4,813 EMCOR Group, Inc. 1,097,893
155 Equifax, Inc. 37,873
90,444 ExlService Holdings, Inc.
b
2,829,088
1,227 Expeditors International of
Washington, Inc. 155,007
34,668 Fastenal Company 2,365,398
11,221 Ferguson plc 2,107,977
47,694 Flowserve Corporation 1,904,421
25,829 Fluor Corporation
b
974,012
7,227 Gates Industrial Corporation plc
b
93,084
9,275 General Dynamics Corporation 2,457,782
7,410 General Electric Company 981,232
2,295 Gibraltar Industries, Inc.
b
185,711
119 GMS, Inc.
b
10,015
520 Gorman-Rupp Company 17,363
2,139 Graco, Inc. 182,457
6,344 Greenbrier Companies, Inc. 288,398
1,316 Griffon Corporation 76,670
22,370 Helios Technologies, Inc. 922,986
2,412 Herc Holdings, Inc. 355,746
7,711 Hillman Solutions Corporation
b
67,780
10,830 Honeywell International, Inc. 2,190,476
86,688 Howmet Aerospace, Inc. 4,877,067
392 Hubbell, Inc. 131,543
5,433 IDEX Corporation 1,149,079
2,796 Ingersoll Rand, Inc. 223,289
3,594 Interface, Inc. 44,602
Shares Common Stock (21.0%) Value
Industrials (2.9%) - continued
109,488 Janus International Group, Inc.
b
$ 1,549,255
8,364 JB Hunt Transport Services, Inc. 1,680,997
220 Johnson Controls International plc 11,592
6,203 Kennametal, Inc. 152,098
8,818 L3Harris Technologies, Inc. 1,837,848
28,256 Legalzoom.com, Inc.
b
291,319
9,149 Lincoln Electric Holdings, Inc. 2,033,091
3,154 ManpowerGroup, Inc. 233,838
14,171 Masco Corporation 953,567
26,624 Masterbrand, Inc.
b
374,600
2,414 Matson, Inc. 270,440
4,651 Maximus, Inc. 377,289
9,834 Middleby Corporation
b
1,387,282
6,476 Miller Industries, Inc. 260,659
1,841 Moog, Inc. 257,372
3,547 MSC Industrial Direct Company,
Inc. 350,018
863 MYR Group, Inc.
b
124,143
271 National Presto Industries, Inc. 21,455
539 NEXTracker, Inc.
b
24,400
2,034 Northrop Grumman Corporation 908,710
23,254 nVent Electric plc 1,396,170
3,520 Old Dominion Freight Line, Inc. 1,376,390
13,823 Oshkosh Corporation 1,521,912
1,175 Otis Worldwide Corporation 103,917
17,332 Owens Corning, Inc. 2,626,318
5,343 PACCAR, Inc. 536,384
4,593 Parker-Hannifin Corporation 2,133,448
1,194 Paycom Software, Inc. 227,147
841 Paylocity Holding Corporation
b
133,223
31,582 Pentair plc 2,310,855
984 Quanta Services, Inc. 190,945
9,319 Regal Rexnord Corporation 1,243,714
607 Republic Services, Inc. 103,870
3,687 Resideo Technologies, Inc.
b
61,831
1,354 Rockwell Automation, Inc. 342,941
2,643 Rush Enterprises, Inc. 118,697
4,026 Saia, Inc.
b
1,814,035
28,365 Schneider National, Inc. 695,510
11,595 Sensata Technologies Holding plc 419,391
6,452 Simpson Manufacturing Company,
Inc. 1,167,747
6,179 SiteOne Landscape Supply, Inc.
b
954,964
8,473 SkyWest, Inc.
b
451,272
362 Snap-On, Inc. 104,955
1,665 Southwest Airlines Company 49,767
1,366 SS&C Technologies Holdings, Inc. 83,353
3,426 Standex International Corporation 505,883
1,036 Sterling Construction Company,
Inc.
b
77,804
3,986 Tennant Company 376,757
5,491 Terex Corporation 337,312
2,245 Textron, Inc. 190,174
554 Thermon Group Holdings, Inc.
b
18,160
24,732 Timken Company 2,025,798
999 Titan Machinery, Inc.
b
26,703
9,652 Trane Technologies plc 2,432,787
15,589 TransUnion 1,078,603
4,811 Trex Company, Inc.
b
392,000
23,108 Uber Technologies, Inc.
b
1,508,259
110 UniFirst Corporation/MA 18,636
20,454 United Parcel Service, Inc. 2,902,423
814 United Rentals, Inc. 509,076
5,186 Upwork, Inc.
b
71,100
133 Valmont Industries, Inc. 30,019

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Industrials (2.9%) - continued
7,097 Verra Mobility Corporation
b
$ 169,689
1,594 Vertiv Holdings Company 89,790
2,333 Wabash National Corporation 59,025
1,740 Watsco, Inc. 680,305
17,911 WillScot Mobile Mini Holdings
Corporation
b
847,190
Total 103,608,957
Information Technology (4.3%)
4,405 8x8, Inc.
b
14,801
5,650 Adobe, Inc.
b
3,490,457
15,596 Advanced Micro Devices, Inc.
b
2,615,293
7,070 Agilysys, Inc.
b
591,830
602 Alpha and Omega Semiconductor,
Ltd.
b
15,447
6,097 Amkor Technology, Inc. 193,031
28,253 Amphenol Corporation 2,856,378
381 ANSYS, Inc.
b
124,903
82,108 Apple, Inc. 15,140,715
15,018 Applied Materials, Inc. 2,467,457
2,985 AppLovin Corporation
b
122,773
6,168 Arista Networks, Inc.
b
1,595,538
5,891 Autodesk, Inc.
b
1,495,195
1,630 Broadcom, Inc. 1,923,400
5,224 CDW Corporation 1,184,385
7,218 Ciena Corporation
b
382,554
112,755 Cisco Systems, Inc. 5,658,046
18,678 Cognex Corporation 675,023
107 Cognizant Technology Solutions
Corporation 8,252
7,636 Cohu, Inc.
b
243,283
13,048 CommScope Holding Company,
Inc.
b
30,271
917 CommVault Systems, Inc.
b
84,071
751 Corning, Inc. 24,400
8,997 Crane NXT Company 524,345
3,917 Credo Technology Group Holding,
Ltd.
b
80,338
2,533 CyberArk Software, Ltd.
b
591,405
1,362 Datadog, Inc.
b
169,487
13,669 Descartes Systems Group, Inc.
b
1,197,268
2,344 DocuSign, Inc.
b
142,796
8,110 Dolby Laboratories, Inc. 674,590
60,557 Dropbox, Inc.
b
1,918,446
25,426 Dynatrace Holdings, LLC
b
1,449,282
812 Elastic NV
b
95,053
4,038 Enphase Energy, Inc.
b
420,477
638 EPAM Systems, Inc.
b
177,434
615 F5, Inc.
b
112,975
49 First Solar, Inc.
b
7,169
41,679 Flex, Ltd.
b
989,459
1,722 FormFactor, Inc.
b
66,762
14,683 Fortinet, Inc.
b
946,907
12 Gartner, Inc.
b
5,489
16,926 Gilat Satellite Networks, Ltd.
b
107,142
11,993 Gitlab, Inc.
b
852,822
3,778 Globant SA
b
890,890
764 GoDaddy, Inc.
b
81,488
52,547 Grid Dynamics Holdings, Inc.
b
685,738
28,279 Guidewire Software, Inc.
b
3,158,199
24,351 Hackett Group, Inc. 562,995
10,696 Hewlett Packard Enterprise
Company 163,542
101 HP, Inc. 2,900
2,408 HubSpot, Inc.
b
1,471,288
Shares Common Stock (21.0%) Value
Information Technology (4.3%) - continued
898 Insight Enterprises, Inc.
b
$ 165,896
2,657 IPG Photonics Corporation
b
260,094
21,453 JFrog, Ltd.
b
697,866
1,982 Keysight Technologies, Inc.
b
303,761
2,321 KLA Corporation 1,378,767
18,092 Knowles Corporation
b
295,080
11,575 Kyndryl Holdings, Inc.
b
237,519
2,043 Lam Research Corporation 1,685,822
28,073 Lattice Semiconductor
Corporation
b
1,708,523
4,671 Littelfuse, Inc. 1,129,915
11,566 LiveRamp Holding, Inc.
b
456,626
3,764 Marvell Technology, Inc. 254,823
323 Microchip Technology, Inc. 27,513
57,014 Microsoft Corporation 22,667,626
2,417 MKS Instruments, Inc. 257,290
884 MongoDB, Inc.
b
354,060
2,423 Monolithic Power Systems, Inc. 1,460,391
173 Motorola Solutions, Inc. 55,273
4,721 NetApp, Inc. 411,671
879 NICE, Ltd. ADR
a,b
182,920
7,897 Nova, Ltd.
b
1,143,565
20,702 NVIDIA Corporation 12,737,320
1,597 ON Semiconductor Corporation
b
113,595
6,416 Onto Innovation, Inc.
b
1,036,184
306 OSI Systems, Inc.
b
39,177
31,481 PagerDuty, Inc.
b
745,470
4,922 Palo Alto Networks, Inc.
b
1,666,146
19,877 PDF Solutions, Inc.
b
620,162
3,991 Plexus Corporation
b
378,027
736 Procore Technologies, Inc.
b
52,543
8,308 PTC, Inc.
b
1,500,840
6,740 Q2 Holdings, Inc.
b
286,787
994 Qorvo, Inc.
b
99,142
54,508 QUALCOMM, Inc. 8,094,983
2,998 Rapid7, Inc.
b
164,980
2,037 RingCentral, Inc.
b
69,034
15,024 Salesforce, Inc.
b
4,223,096
51,555 Samsung Electronics Company,
Ltd. 2,801,336
4,249 ServiceNow, Inc.
b
3,252,185
9,615 Shopify, Inc.
b
769,873
8,231 Silicon Laboratories, Inc.
b
1,015,376
1,848 Skyworks Solutions, Inc. 193,042
10,806 SolarWinds Corporation
b
127,727
3,099 Sprinklr, Inc.
b
38,675
38,375 Sprout Social, Inc.
b
2,353,539
6,137 SPS Commerce, Inc.
b
1,127,981
318 Squarespace, Inc.
b
9,858
2,957 Synopsys, Inc.
b
1,577,116
14,518 TE Connectivity, Ltd. 2,064,314
252 Teledyne Technologies, Inc.
b
105,454
2,531 Tenable Holdings, Inc.
b
119,210
6,015 Teradata Corporation
b
277,773
62 Teradyne, Inc. 5,989
3,599 Trimble, Inc.
b
183,045
101,071 TTM Technologies, Inc.
b
1,405,898
5,675 Tyler Technologies, Inc.
b
2,399,106
11,944 Unisys Corporation
b
80,503
3,662 Universal Display Corporation 621,698
6,102 Upland Software, Inc.
b
25,323
37,076 Varonis Systems, Inc.
b
1,663,971
9,321 VeriSign, Inc.
b
1,853,760
13,243 Viavi Solutions, Inc.
b
130,179
14,197 Vishay Intertechnology, Inc. 308,501

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Information Technology (4.3%) - continued
15,691 Vontier Corporation $ 542,752
12,485 Wolfspeed, Inc.
b
406,387
14,883 Workiva, Inc.
b
1,383,226
2,705 Xerox Holdings Corporation 49,934
11,461 Yext, Inc.
b
67,964
893 Zoom Video Communications,
Inc.
b
57,697
Total 152,466,068
Materials (0.6%)
88 Albemarle Corporation 10,097
6,216 Alcoa Corporation 184,926
822 AptarGroup, Inc. 106,761
59,822 Axalta Coating Systems, Ltd.
b
1,939,429
4,780 Ball Corporation 265,051
3,166 Berry Plastics Group, Inc. 207,246
2,599 Carpenter Technology Corporation 160,072
5,235 Celanese Corporation 765,828
23,209 CF Industries Holdings, Inc. 1,752,512
1,542 Chemours Company 46,522
16,268 Cleveland-Cliffs, Inc.
b
326,173
8,470 Corteva, Inc. 385,216
3,421 Eagle Materials, Inc. 774,104
15,679 Eastman Chemical Company 1,309,980
22,522 Huntsman Corporation 552,690
8,165 Ingevity Corporation
b
355,667
3,878 Innospec, Inc. 450,275
22,215 Ivanhoe Mines, Ltd.
b
233,146
1,313 Kaiser Aluminum Corporation 85,214
3,462 Linde plc 1,401,522
5,817 Louisiana-Pacific Corporation 387,121
255 LyondellBasell Industries NV 24,001
2,683 Martin Marietta Materials, Inc. 1,364,091
17,735 Mosaic Company 544,642
1,282 Myers Industries, Inc. 24,038
1,300 Newmont Corporation 44,863
14,535 Nucor Corporation 2,717,028
7,570 O-I Glass, Inc.
b
110,219
4,236 Orion SA 94,886
1,579 PPG Industries, Inc. 222,702
94,837 Ranpak Holdings Corporation
b
390,728
312 Reliance Steel & Aluminum
Company 89,051
8,297 RPM International, Inc. 884,958
1,095 Ryerson Holding Corporation 37,580
4,334 Schnitzer Steel Industries, Inc. 114,114
3,347 Steel Dynamics, Inc. 403,949
23,196 Summit Materials, Inc.
b
839,231
9,930 SunCoke Energy, Inc. 101,783
3,698 TimkenSteel Corporation
b
75,994
1,364 TriMas Corporation 33,664
7,737 Trinseo plc 46,654
67,712 Tronox Holdings plc 933,749
1,652 United States Lime & Minerals, Inc. 427,323
10,455 United States Steel Corporation 491,594
1,373 Vulcan Materials Company 310,312
Total 22,026,706
Real Estate (0.9%)
37,166 Agree Realty Corporation 2,215,465
1,557 Alexandria Real Estate Equities,
Inc. 188,241
845 Anywhere Real Estate, Inc.
b
6,016
2,025 Apartment Income REIT
Corporation 66,197
Shares Common Stock (21.0%) Value
Real Estate (0.9%) - continued
12,296 AvalonBay Communities, Inc. $ 2,201,107
4,670 Brixmor Property Group, Inc. 104,795
3,482 CareTrust REIT, Inc. 72,843
18,430 CBRE Group, Inc.
b
1,590,693
395 Centerspace 21,630
4,358 Chatham Lodging Trust 45,759
52,240 Compass, Inc.
b
179,706
10,984 CoStar Group, Inc.
b
916,944
14,738 Crown Castle, Inc. 1,595,388
4,012 CubeSmart 173,399
49,955 Cushman and Wakefield plc
b
525,527
8,040 DigitalBridge Group, Inc. 157,906
10,200 Douglas Elliman, Inc. 22,032
1,205 EastGroup Properties, Inc. 213,803
20,016 Elme Communities 289,832
16,040 EPR Properties 710,091
69,202 Equity Commonwealth 1,322,450
5,226 Equity Residential 314,553
77,709 Essential Properties Realty Trust,
Inc. 1,935,731
610 Essex Property Trust, Inc. 142,295
705 Extra Space Storage, Inc. 101,830
12,885 First Industrial Realty Trust, Inc. 663,835
4,784 FirstService Corporation 801,942
563 Forestar Group, Inc.
b
17,599
31,861 Four Corners Property Trust, Inc. 745,866
6,611 Getty Realty Corporation 182,860
82,108 Healthcare Realty Trust, Inc. 1,322,760
2,744 Howard Hughes Holdings, Inc.
b
219,740
34,362 Independence Realty Trust, Inc. 504,778
9,812 Industrial Logistics Properties Trust 39,052
685 Innovative Industrial Properties,
Inc. 63,863
50,223 Invitation Homes, Inc. 1,653,843
12,972 Kennedy-Wilson Holdings, Inc. 135,557
69,481 LXP Industrial Trust 631,582
26,703 National Storage Affiliates Trust 997,357
24,947 NetSTREIT Corporation 453,287
13,110 NNN REIT, Inc. 528,857
14,192 Park Hotels & Resorts, Inc. 214,015
1,717 Peakstone Realty Trust 24,862
16,630 Pebblebrook Hotel Trust 253,109
25,080 Phillips Edison and Company, Inc. 870,527
2,108 Plymouth Industrial REIT, Inc. 46,671
2,520 Realty Income Corporation 137,063
5,174 Regency Centers Corporation 324,255
9,051 Rexford Industrial Realty, Inc. 475,992
1,543 RMR Group, Inc. 40,257
6,803 Sabra Health Care REIT, Inc. 90,752
10,065 SBA Communications Corporation 2,253,151
19,464 Service Properties Trust 150,457
34,488 STAG Industrial, Inc. 1,273,987
14,839 Summit Hotel Properties, Inc. 96,157
1,227 Tanger, Inc. 33,006
10,964 Terreno Realty Corporation 654,880
24,491 UDR, Inc. 882,166
2,018 Ventas, Inc. 93,615
1,543 Welltower, Inc. 133,485
486 Zillow Group, Inc.
b
26,774
Total 32,152,192
Utilities (0.5%)
2,542 ALLETE, Inc. 150,258
3,612 Alliant Energy Corporation 175,760

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Utilities (0.5%) - continued
1,352 American Electric Power
Company, Inc. $ 105,645
354 American Water Works Company,
Inc. 43,903
1,210 Artesian Resources Corporation 44,165
6,253 CenterPoint Energy, Inc. 174,709
13,364 Clearway Energy, Inc., Class A 300,156
13,705 Clearway Energy, Inc., Class C 332,209
17,275 Constellation Energy Corporation 2,107,550
19,550 Duke Energy Corporation 1,873,477
16,775 Entergy Corporation 1,673,474
77,113 Evergy, Inc. 3,915,027
5,110 Eversource Energy 277,064
904 NextEra Energy Partners, LP 26,984
111,987 NiSource, Inc. 2,908,302
16,612 Northwestern Energy Group, Inc. 799,369
2,286 OGE Energy Corporation 75,987
20,958 Portland General Electric
Company 857,811
21,225 Public Service Enterprise Group,
Inc. 1,230,838
2,920 Spire, Inc. 165,768
38,601 UGI Corporation 854,626
Total 18,093,082
Total Common Stock
(cost $583,067,328) 739,125,623
Principal
Amount Long-Term Fixed Income ( 20.7% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
758,369
720 East CLO I, Ltd.
900,000
8.568%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
910,545
300,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
302,468
Access Group, Inc.
25,757
5.959%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
25,397
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
878,476
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,364,386
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
546,213
Ares XL CLO, Ltd.
875,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
866,297
Avis Budget Rental Car Funding
AESOP, LLC
244,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
247,045
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
462,006
Principal
Amount Long-Term Fixed Income (20.7%) Value
Asset-Backed Securities (0.5%) - continued
Commonbond Student Loan Trust
$ 20,305
5.950%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
$ 19,933
Drive Auto Receivables Trust
600,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 571,553
Dryden 36 Senior Loan Fund
700,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
700,126
Foundation Finance Trust
313,023
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
286,180
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
954,060
GSAA Home Equity Trust
1,534,801
4.468%,  8/25/2034, Ser.
2004-10, Class M2
e
1,394,679
Home Partners of America Trust
1,058,322
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
966,072
851,079
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
711,107
Laurel Road Prime Student Loan
Trust
342,838
5.910%,  11/25/2043, Ser.
2018-D, Class A
c,e
326,111
Longfellow Place CLO, Ltd.
206,046
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
c,e
205,960
National Collegiate Trust
184,736
5.745%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
180,094
Oak Street Investment
662,795
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
609,210
Preston Ridge Partners Mortgage
Trust, LLC
502,488
5.115%,  1/25/2026, Ser.
2021-1, Class A1
c,e
498,848
Pretium Mortgage Credit Partners,
LLC
452,577
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
c,d
444,504
267,904
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
267,041
Progress Residential Trust
500,000
3.350%,  2/17/2041, Ser.
2024-SFR1, Class A
c,f
464,004
VCAT Asset Securitization, LLC
428,426
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
430,126
Vericrest Opportunity Loan
Transferee
372,277
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
361,216
262,117
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
254,137
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
322,985

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Asset-Backed Securities (0.5%) - continued
$ 375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
$ 313,814
Wind River CLO, Ltd.
525,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
525,079
Total 17,168,041
Basic Materials (0.2%)
Alcoa Nederland Holding BV
165,000 5.500%,  12/15/2027
c
162,375
Anglo American Capital plc
300,000 3.875%,  3/16/2029
c
282,249
ATI, Inc.
116,000 7.250%,  8/15/2030 119,372
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
c
156,240
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
c
176,850
Chemours Company
140,000 5.750%,  11/15/2028
c
132,047
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 178,617
80,000 4.625%,  3/1/2029
c
75,000
Consolidated Energy Finance SA
295,000 5.625%,  10/15/2028
c
241,162
EIDP, Inc.
227,000 4.500%,  5/15/2026 226,351
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
c
274,363
FMC Corporation
230,000 5.150%,  5/18/2026 230,107
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
c
160,868
325,000 4.000%,  3/27/2027
c
316,202
234,000 6.125%,  10/6/2028
c
245,975
Hecla Mining Company
110,000 7.250%,  2/15/2028 110,173
Hudbay Minerals, Inc.
192,000 4.500%,  4/1/2026
c
186,049
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
128,000 9.000%,  7/1/2028
c
125,108
Innophos Holdings, Inc.
63,000 9.375%,  2/15/2028
c
53,393
International Flavors & Fragrances,
Inc.
272,000 1.230%,  10/1/2025
c
253,472
Mercer International, Inc.
76,000 5.125%,  2/1/2029
a
65,248
Methanex Corporation
99,000 4.250%,  12/1/2024 97,513
Mineral Resources, Ltd.
35,000 9.250%,  10/1/2028
c
36,969
Mosaic Company
230,000 5.375%,  11/15/2028 234,572
Novelis Corporation
90,000 3.250%,  11/15/2026
c
84,269
70,000 4.750%,  1/30/2030
c
64,925
90,000 3.875%,  8/15/2031
c
78,060
Principal
Amount Long-Term Fixed Income (20.7%) Value
Basic Materials (0.2%) - continued
Nutrien, Ltd.
$ 113,000 4.900%,  3/27/2028 $ 113,563
OCI NV
101,000 4.625%,  10/15/2025
c
98,710
Olin Corporation
291,000 5.125%,  9/15/2027 282,270
15,000 5.625%,  8/1/2029
a
14,696
SCIL IV, LLC/SCIL USA Holdings,
LLC
132,000 5.375%,  11/1/2026
c
128,316
SNF Group SACA
147,000 3.375%,  3/15/2030
c
126,253
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
c
148,112
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
a,c
122,813
Tronox, Inc.
65,000 4.625%,  3/15/2029
c
57,389
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
c
91,604
United States Steel Corporation
184,000 6.875%,  3/1/2029 186,450
Total 5,737,705
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
c
179,474
AECOM
130,000 5.125%,  3/15/2027 127,783
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
c
236,726
15,000 4.625%,  5/15/2030
c
13,537
ARD Finance SA
55,000 6.500%,  6/30/2027
c
26,575
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
a,c
156,971
34,000 5.250%,  8/15/2027
a,c
25,414
Boeing Company
460,000 5.930%,  5/1/2060 459,283
265,000 5.040%,  5/1/2027 265,362
544,000 5.705%,  5/1/2040 547,990
Bombardier, Inc.
162,000 7.875%,  4/15/2027
c
161,793
120,000 6.000%,  2/15/2028
c
116,911
Brand Industrial Services, Inc.
56,000 10.375%,  8/1/2030
c
59,150
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
134,388
Canpack SA/Canpack US, LLC
264,000 3.875%,  11/15/2029
c
232,666
Carrier Global Corporation
320,000 2.700%,  2/15/2031 279,323
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
c
177,588
Clean Harbors, Inc.
229,000 6.375%,  2/1/2031
c
231,991
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
22,886
46,000 8.750%,  4/15/2030
c
43,698
CNH Industrial NV
181,000 3.850%,  11/15/2027 175,049

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Capital Goods (0.4%) - continued
Cornerstone Building Brands, Inc.
$ 119,000 6.125%,  1/15/2029
c
$ 105,773
Covanta Holding Corporation
90,000 4.875%,  12/1/2029
c
77,732
CP Atlas Buyer, Inc.
162,000 7.000%,  12/1/2028
a,c
144,392
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 155,031
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
174,000 6.625%,  12/15/2030
c
175,752
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
c
106,402
250,000 3.500%,  9/1/2028
c
226,301
H&E Equipment Services, Inc.
299,000 3.875%,  12/15/2028
c
271,490
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
c
108,012
Howmet Aerospace, Inc.
217,000 3.000%,  1/15/2029 196,420
343,000 5.950%,  2/1/2037 353,239
Ingersoll Rand, Inc.
60,000 5.700%,  8/14/2033 62,663
John Deere Capital Corporation
186,000 4.950%,  7/14/2028 190,095
Lockheed Martin Corporation
211,000 5.200%,  2/15/2064 213,919
78,000 6.150%,  9/1/2036 87,422
Mauser Packaging Solutions
Holding Company
92,000 9.250%,  4/15/2027
c
88,803
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
c
84,630
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
87,757
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
c
159,356
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
188,317
Nordson Corporation
234,000 5.600%,  9/15/2028 241,098
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 459,500
OI European Group BV
243,000 4.750%,  2/15/2030
c
224,896
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
92,600
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
c
111,960
Parker-Hannifin Corporation
507,000 4.500%,  9/15/2029 506,675
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
a,c
157,154
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026
c
287,023
Republic Services, Inc.
235,000 2.900%,  7/1/2026 225,859
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
c
120,408
Principal
Amount Long-Term Fixed Income (20.7%) Value
Capital Goods (0.4%) - continued
Rolls-Royce plc
$ 86,000 5.750%,  10/15/2027
c
$ 86,047
RTX Corporation
79,000 6.400%,  3/15/2054 90,979
186,000 4.125%,  11/16/2028 181,302
375,000 4.450%,  11/16/2038 346,907
Sealed Air Corporation
144,000 6.125%,  2/1/2028
c
144,510
Smyrna Ready Mix Concrete, LLC
166,000 8.875%,  11/15/2031
c
174,393
Spirit AeroSystems, Inc.
195,000 9.750%,  11/15/2030
c
204,664
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
c
100,677
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
48,830
Textron, Inc.
338,000 3.375%,  3/1/2028 320,117
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
115,000 7.750%,  4/15/2026
c
115,299
Trane Technologies Financing, Ltd.
232,000 3.500%,  3/21/2026 226,118
TransDigm, Inc.
138,000 6.250%,  3/15/2026
c
137,061
310,000 5.500%,  11/15/2027 301,602
131,000 4.875%,  5/1/2029 122,433
201,000 7.125%,  12/1/2031
c
209,497
Triumph Group, Inc.
198,000 9.000%,  3/15/2028
c
208,920
Trivium Packaging Finance
98,000 5.500%,  8/15/2026
c
95,673
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 175,678
170,000 4.000%,  7/15/2030 155,451
Veralto Corporation
232,000 5.350%,  9/18/2028
c
236,830
Waste Management, Inc.
239,000 4.875%,  2/15/2034 240,611
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
c
101,715
WESCO Distribution, Inc.
125,000 7.250%,  6/15/2028
c
128,400
Total 13,338,951
Collateralized Mortgage Obligations (0.9%)
Alternative Loan Trust
110,833
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 62,375
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,d
887,346
BINOM Securitization Trust
454,893
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
393,642
CHL Mortgage Pass-Through Trust
1,180,069
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 460,158
CHNGE Mortgage Trust
815,014
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
821,268

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
$ 928,591
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
$ 926,529
Citicorp Mortgage Securities, Inc.
396,273
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 347,758
COLT Mortgage Loan Trust
842,799
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
718,337
Countrywide Alternative Loan Trust
130,598
4.012%,  10/25/2035, Ser.
2005-43, Class 4A1
e
105,245
581,227
7.000%,  10/25/2037, Ser.
2007-24, Class A10 212,765
Countrywide Home Loans, Inc.
149,615
5.750%,  4/25/2037, Ser.
2007-3, Class A27 69,300
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
c,e
482,471
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
c,e
769,124
460,894
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
456,753
471,158
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
397,737
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,438
6.000%,  2/26/2024, Ser.
2006-AR5, Class 23A 33,837
Federal Home Loan Mortgage
Corporation - REMIC
1,552,082
4.000%,  1/25/2051, Ser.
5249, Class LA 1,505,581
1,066,018
4.000%,  9/25/2052, Ser.
5256, Class A 1,021,506
202,611
3.000%,  2/15/2033, Ser.
4170, Class IG
g
16,196
563,921
3.000%,  3/15/2033, Ser.
4180, Class PI
g
54,722
1,254,649
4.500%,  10/15/2033, Ser.
2695, Class BH 1,236,281
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 872,696
Federal National Mortgage
Association - REMIC
1,521,014
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,485,283
862,578
4.000%,  7/25/2052, Ser.
2022-37, Class PE 833,435
1,446,181
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,097,595
533,079
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
17,946
2,195,861
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,200,446
1,257,832
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,239,658
Flagstar Mortgage Trust
501,316
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
430,087
GCAT Trust
682,600
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
592,775
Principal
Amount Long-Term Fixed Income (20.7%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
GS Mortgage-Backed Securities
Trust
$ 1,059,790
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
$ 895,440
GSR Mortgage Loan Trust
610,370
5.006%,  9/25/2034, Ser.
2004-11, Class 2A2
e
579,099
J.P. Morgan Mortgage Trust
888,924
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
722,806
678,893
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
555,858
LHOME Mortgage Trust
118,826
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c
118,100
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
600,442
Mello Mortgage Capital
Acceptance
961,952
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
779,782
Merrill Lynch Alternative Note
Asset Trust
146,118
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 54,479
New Residential Mortgage Loan
Trust
1,890,150
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
1,536,928
NYMT Loan Trust I
517,846
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
c,d
516,254
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
509,442
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
c,d
1,439,154
Residential Accredit Loans, Inc.
Trust
169,414
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 144,329
ROC Securities Trust Series
708,826
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
698,210
Toorak Mortgage Corporation, Ltd.
508,823
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
498,302
TRK Trust
676,571
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
573,215
Vericrest Opportunity Loan
Transferee
373,686
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
364,520
Verus Securitization Trust
370,159
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
313,729
786,334
6.259%,  12/25/2068, Ser.
2023-8, Class A1
c,d
795,263
Total 31,444,204

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Commercial Mortgage-Backed Securities (0.6%)
BANK 2022-BNK39
$ 3,983,407
0.532%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,g
$ 105,455
BANK5 2023-5YR2
833,000
7.379%,  7/15/2056, Ser.
2023-5YR2, Class AS
e
877,895
BBCMS Mortgage Trust
2,253,446
0.834%,  2/15/2055, Ser.
2022-C14, Class XA
e,g
88,119
6,980,063
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
e,g
534,470
5,568,482
1.945%,  10/15/2053, Ser.
2020-C8, Class XA
e,g
465,005
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
3,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,h
2,693,276
2,000,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,h
1,863,167
3,000,000
3.530%,  8/25/2032, Ser.
K149, Class A2
h
2,799,674
250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,h
236,269
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,h
2,852,727
2,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
e,h
2,377,983
1,000,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
e,h
999,792
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,500,000
5.150%,  3/25/2034, Ser.
K162, Class A2
c
3,668,822
MIRA Trust
1,000,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
c
1,043,255
Morgan Stanley Capital I Trust
5,921,681
1.958%,  7/15/2053, Ser.
2020-HR8, Class XA
e,g
525,013
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
1,011,021
Total 22,141,943
Communications Services (0.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
c
69,297
Altice Financing SA
139,000 5.750%,  8/15/2029
c
121,135
Altice France SA/France
110,000 8.125%,  2/1/2027
c
98,319
81,000 5.125%,  7/15/2029
c
59,219
175,000 5.500%,  10/15/2029
c
128,934
AMC Networks, Inc.
71,000 4.750%,  8/1/2025 68,410
223,000 4.250%,  2/15/2029 171,538
American Tower Corporation
100,000 3.375%,  10/15/2026 96,059
165,000 5.500%,  3/15/2028 168,639
235,000 5.800%,  11/15/2028 243,668
Principal
Amount Long-Term Fixed Income (20.7%) Value
Communications Services (0.6%) - continued
$ 275,000 2.900%,  1/15/2030 $ 244,761
205,000 5.650%,  3/15/2033 211,742
AT&T, Inc.
342,000 3.650%,  6/1/2051 255,046
502,000 3.500%,  9/15/2053 358,520
215,000 2.300%,  6/1/2027 199,284
442,000 4.350%,  3/1/2029
a
434,620
230,000 5.400%,  2/15/2034 235,934
300,000 4.900%,  8/15/2037 290,135
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
c
136,733
220,000 5.125%,  5/1/2027
c
212,194
100,000 5.000%,  2/1/2028
c
93,984
18,000 6.375%,  9/1/2029
c
17,526
185,000 4.750%,  3/1/2030
c
164,392
40,000 4.500%,  8/15/2030
c
34,786
99,000 4.250%,  2/1/2031
c
83,709
362,000 4.750%,  2/1/2032
c
310,509
150,000 4.250%,  1/15/2034
c
119,265
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
164,000 6.150%,  11/10/2026 167,524
341,000 4.200%,  3/15/2028 327,775
650,000 3.500%,  6/1/2041 453,784
Cimpress plc
116,000 7.000%,  6/15/2026 114,260
Clear Channel Outdoor Holdings,
Inc.
95,000 7.500%,  6/1/2029
a,c
78,493
Clear Channel Worldwide
Holdings, Inc.
348,000 5.125%,  8/15/2027
c
327,744
Comcast Corporation
341,000 5.350%,  5/15/2053 347,570
285,000 2.887%,  11/1/2051 188,679
234,000 4.250%,  10/15/2030 229,010
130,000 4.400%,  8/15/2035 124,790
546,000 4.750%,  3/1/2044 509,799
Connect Finco SARL/Connect US
Finco, LLC
89,000 6.750%,  10/1/2026
c
86,983
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
c
51,545
104,000 11.750%,  1/31/2029
c
105,636
237,000 6.500%,  2/1/2029
c
201,465
354,000 4.125%,  12/1/2030
c
255,765
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 677,755
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
407,000 5.875%,  8/15/2027
c
386,931
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 388,604
DISH DBS Corporation
60,000 5.875%,  11/15/2024
a
55,703
60,000 5.250%,  12/1/2026
c
47,250
60,000 7.375%,  7/1/2028 26,400
95,000 5.750%,  12/1/2028
c
63,909
91,000 5.125%,  6/1/2029 34,857

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Communications Services (0.6%) - continued
DISH Network Corporation
$ 111,000 11.750%,  11/15/2027
c
$ 115,851
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
188,519
136,000 6.750%,  5/1/2029
a,c
120,527
43,000 8.750%,  5/15/2030
c
44,049
GCI, LLC
150,000 4.750%,  10/15/2028
c
137,510
Gray Television, Inc.
235,000 4.750%,  10/15/2030
c
183,895
196,000 5.375%,  11/15/2031
a,c
153,406
iHeartCommunications, Inc.
107,000 6.375%,  5/1/2026
a
91,897
Iliad Holding SASU
214,000 6.500%,  10/15/2026
c
209,775
Lamar Media Corporation
94,000 3.625%,  1/15/2031 82,673
LCPR Senior Secured Financing
DAC
241,000 6.750%,  10/15/2027
c
232,146
Level 3 Financing, Inc.
108,000 4.625%,  9/15/2027
c
56,160
300,000 4.250%,  7/1/2028
c
100,500
83,000 10.500%,  5/15/2030
a,c
82,585
McGraw-Hill Education, Inc.
172,000 8.000%,  8/1/2029
c
159,530
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 181,424
207,000 4.800%,  5/15/2030 210,801
413,000 3.850%,  8/15/2032 390,524
Netflix, Inc.
150,000 5.875%,  11/15/2028 157,740
272,000 5.375%,  11/15/2029
c
279,922
300,000 4.875%,  6/15/2030
c
301,441
News Corporation
166,000 3.875%,  5/15/2029
c
152,596
NTT Finance Corporation
398,000 4.372%,  7/27/2027
c
394,758
Omnicom Group, Inc.
210,000 4.200%,  6/1/2030 202,688
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
70,000 4.625%,  3/15/2030
c
61,954
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
c
125,386
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
c
55,900
87,000 5.375%,  1/15/2031
c
66,094
Sinclair Television Group, Inc.
143,000 4.125%,  12/1/2030
c
110,468
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
c
206,664
105,000 4.000%,  7/15/2028
c
95,351
125,000 4.125%,  7/1/2030
c
109,375
Sprint Capital Corporation
573,000 8.750%,  3/15/2032 702,363
Take-Two Interactive Software, Inc.
224,000 4.950%,  3/28/2028 225,673
TEGNA, Inc.
188,000 4.625%,  3/15/2028 175,348
Principal
Amount Long-Term Fixed Income (20.7%) Value
Communications Services (0.6%) - continued
Telecom Italia Capital SA
$ 177,000 6.000%,  9/30/2034 $ 165,914
Telecom Italia SPA/Milano
72,000 5.303%,  5/30/2024
c
71,590
Telesat Canada/Telesat, LLC
80,000 4.875%,  6/1/2027
c
47,200
45,000 6.500%,  10/15/2027
c
20,250
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 410,394
352,000 4.850%,  1/15/2029 352,686
300,000 4.375%,  4/15/2040 270,730
United States Cellular Corporation
44,000 6.700%,  12/15/2033 45,320
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
310,000 4.750%,  4/15/2028
c
264,198
Univision Communications, Inc.
197,000 4.500%,  5/1/2029
c
175,058
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 216,634
994,000 2.650%,  11/20/2040 709,836
500,000 3.400%,  3/22/2041 395,350
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
64,304
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
145,233
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
205,435
Warnermedia Holdings, Inc.
399,000 5.141%,  3/15/2052 342,967
343,000 4.054%,  3/15/2029 324,762
343,000 5.050%,  3/15/2042 304,038
YPSO Finance BIS SA
74,000 10.500%,  5/15/2027
c
42,523
Ziggo Bond Company BV
70,000 5.125%,  2/28/2030
c
59,057
Total 20,679,561
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
210,000 4.375%,  1/15/2028
c
199,737
Adient Global Holdings, Ltd.
104,000 8.250%,  4/15/2031
c
109,834
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
75,000 6.625%,  7/15/2026
c
73,902
100,000 6.000%,  6/1/2029
c
83,029
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
c
229,515
Allison Transmission, Inc.
94,000 3.750%,  1/30/2031
c
82,213
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 298,486
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027 323,875
American Honda Finance
Corporation
237,000 5.650%,  11/15/2028 247,698
239,000 5.850%,  10/4/2030 255,037

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Cyclical (0.6%) - continued
Arko Corporation
$ 97,000 5.125%,  11/15/2029
c
$ 85,487
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
126,008
40,000 4.625%,  4/1/2030
c
36,202
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
c
137,794
Boyne USA, Inc.
63,000 4.750%,  5/15/2029
c
57,708
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
150,000 6.250%,  9/15/2027
c
145,609
Caesars Entertainment, Inc.
263,000 6.250%,  7/1/2025
c
263,898
75,000 8.125%,  7/1/2027
c
76,968
425,000 4.625%,  10/15/2029
c
388,500
78,000 6.500%,  2/15/2032
c,f
78,863
Carnival Corporation
41,000 7.625%,  3/1/2026
c
41,647
357,000 5.750%,  3/1/2027
c
351,717
68,000 4.000%,  8/1/2028
c
62,901
66,000 6.000%,  5/1/2029
c
63,926
Cedar Fair, LP
139,000 5.250%,  7/15/2029 132,874
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
133,341
69,000 6.750%,  5/1/2031
c
69,785
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
a,c
193,214
Clarios Global, LP/Clarios US
Finance Company, Inc.
105,000 8.500%,  5/15/2027
c
104,712
172,000 6.750%,  5/15/2028
c
174,282
D.R. Horton, Inc.
117,000 2.600%,  10/15/2025 112,303
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
c
361,848
Dana, Inc.
95,000 4.500%,  2/15/2032 81,677
Expedia Group, Inc.
595,000 3.250%,  2/15/2030 540,551
Ford Motor Company
236,000 3.250%,  2/12/2032 195,366
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 217,193
209,000 2.700%,  8/10/2026 194,255
354,000 2.900%,  2/10/2029 310,649
315,000 7.122%,  11/7/2033 337,576
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
c
132,982
General Motors Company
450,000 6.125%,  10/1/2025 456,519
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 276,415
413,000 5.800%,  1/7/2029 423,986
GLP Capital, LP
469,000 5.750%,  6/1/2028 472,189
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 98,548
Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Cyclical (0.6%) - continued
Hanesbrands, Inc.
$ 135,000 4.875%,  5/15/2026
a,c
$ 130,197
Hilton Domestic Operating
Company, Inc.
217,000 4.875%,  1/15/2030 209,149
68,000 3.625%,  2/15/2032
c
58,377
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
111,000 5.000%,  6/1/2029
c
102,567
Home Depot, Inc.
375,000 5.400%,  9/15/2040 393,247
228,000 4.250%,  4/1/2046 204,573
340,000 3.900%,  6/15/2047 287,998
Hyundai Capital America
237,000 6.250%,  11/3/2025
c
240,863
375,000 1.800%,  1/10/2028
c
332,699
International Game Technology plc
206,000 5.250%,  1/15/2029
c
201,037
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
c
89,189
KB Home
215,000 4.800%,  11/15/2029 203,459
Kohl's Corporation
182,000 4.625%,  5/1/2031 145,600
L Brands, Inc.
240,000 6.625%,  10/1/2030
c
243,156
70,000 6.875%,  11/1/2035 69,801
Lennar Corporation
357,000 4.750%,  5/30/2025 354,853
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
164,302
Live Nation Entertainment, Inc.
134,000 4.750%,  10/15/2027
c
127,644
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 236,818
498,000 2.625%,  4/1/2031 433,155
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
c
135,800
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 420,090
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
124,469
McDonald's Corporation
470,000 4.450%,  3/1/2047 422,931
Michaels Companies, Inc.
112,000 5.250%,  5/1/2028
c
87,973
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
c
61,743
84,000 5.875%,  3/15/2026
c
81,906
158,000 5.875%,  2/15/2027
c
155,661
Nissan Motor Acceptance
Company, LLC
361,000 1.125%,  9/16/2024
c
350,236
Nordstrom, Inc.
55,000 4.375%,  4/1/2030 47,722
78,000 4.250%,  8/1/2031 64,771
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
a,c
128,248
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
c
168,149
190,000 7.750%,  2/15/2029
c
183,670

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Cyclical (0.6%) - continued
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
$ 289,000 5.750%,  4/15/2026
c
$ 288,865
128,000 6.250%,  1/15/2028
c
126,847
Raising Cane's Restaurants, LLC
71,000 9.375%,  5/1/2029
c
76,077
Real Hero Merger Sub 2, Inc.
78,000 6.250%,  2/1/2029
a,c
67,670
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
168,000 5.750%,  1/15/2029
c
124,785
Royal Caribbean Cruises, Ltd.
288,000 4.250%,  7/1/2026
c
277,122
138,000 9.250%,  1/15/2029
c
148,229
110,000 7.250%,  1/15/2030
c
114,643
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
c
67,680
SeaWorld Parks and
Entertainment, Inc.
104,000 5.250%,  8/15/2029
c
96,857
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
c
73,354
Staples, Inc.
132,000 7.500%,  4/15/2026
c
123,558
52,000 10.750%,  4/15/2027
c
40,300
Station Casinos, LLC
111,000 4.625%,  12/1/2031
a,c
99,622
Tapestry, Inc.
266,000 7.350%,  11/27/2028 278,618
Target Corporation
342,000 2.950%,  1/15/2052 238,978
Tenneco, Inc.
166,000 8.000%,  11/17/2028
c
144,608
Toyota Motor Credit Corporation
111,000 4.800%,  1/5/2034 110,895
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
c
35,084
VICI Properties, LP/VICI Note
Company, Inc.
390,000 4.625%,  6/15/2025
c
384,234
136,000 5.750%,  2/1/2027
c
135,670
115,000 3.750%,  2/15/2027
c
108,795
176,000 4.125%,  8/15/2030
c
160,171
Victoria's Secret & Company
71,000 4.625%,  7/15/2029
c
60,029
Viking Cruises, Ltd.
259,000 5.875%,  9/15/2027
c
249,629
Volkswagen Group of America
Finance, LLC
292,000 4.350%,  6/8/2027
c
287,305
Wabash National Corporation
157,000 4.500%,  10/15/2028
c
142,870
Walmart, Inc.
298,000 4.500%,  9/9/2052 283,892
WASH Multifamily Acquisition, Inc.
99,000 5.750%,  4/15/2026
c
95,171
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
163,229
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
98,113
Total 20,205,772
Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
$ 58,000 9.000%,  1/30/2028
a,c
$ 56,260
Abbott Laboratories
375,000 4.750%,  11/30/2036 379,558
AbbVie, Inc.
200,000 4.500%,  5/14/2035 195,189
545,000 4.300%,  5/14/2036 519,918
174,000 4.850%,  6/15/2044 168,986
AdaptHealth, LLC
212,000 4.625%,  8/1/2029
c
166,432
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
219,000 4.625%,  1/15/2027
c
212,444
246,000 3.500%,  3/15/2029
c
222,262
Altria Group, Inc.
237,000 6.875%,  11/1/2033 261,019
Amgen, Inc.
375,000 4.200%,  2/22/2052 311,224
340,000 5.250%,  3/2/2030 348,099
340,000 5.600%,  3/2/2043 349,823
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
522,000 4.700%,  2/1/2036 515,661
Anheuser-Busch InBev Worldwide,
Inc.
643,000 4.375%,  4/15/2038 611,537
341,000 5.550%,  1/23/2049 360,875
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 290,856
AstraZeneca plc
600,000 3.000%,  5/28/2051 434,832
B&G Foods, Inc.
70,000 5.250%,  9/15/2027
a
63,137
124,000 8.000%,  9/15/2028
a,c
129,256
BAT Capital Corporation
114,000 7.750%,  10/19/2032 129,448
244,000 7.079%,  8/2/2043 258,868
Bausch & Lomb Escrow
Corporation
36,000 8.375%,  10/1/2028
c
37,353
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
c
58,816
107,000 4.875%,  6/1/2028
a,c
60,501
158,000 11.000%,  9/30/2028
a,c
107,487
Baxter International, Inc.
355,000 3.132%,  12/1/2051 238,178
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 106,226
325,000 3.700%,  6/6/2027 314,415
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
c
99,311
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 461,481
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
239,174
Catalent Pharma Solutions, Inc.
116,000 3.125%,  2/15/2029
c
101,994
Central Garden & Pet Company
205,000 4.125%,  10/15/2030
a
183,816
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
19,153

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 168,000 4.625%,  11/15/2028
c
$ 157,224
131,000 7.625%,  7/1/2029
c
132,633
CHS/Community Health Systems,
Inc.
128,000 5.625%,  3/15/2027
c
118,244
40,000 8.000%,  12/15/2027
c
39,391
167,000 6.000%,  1/15/2029
c
150,889
71,000 5.250%,  5/15/2030
c
58,783
75,000 4.750%,  2/15/2031
c
59,539
Constellation Brands, Inc.
299,000 3.600%,  2/15/2028 286,814
192,000 2.875%,  5/1/2030 171,605
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
c
197,312
116,000 6.625%,  7/15/2030
c
118,154
CVS Health Corporation
511,000 5.625%,  2/21/2053 508,806
256,000 5.125%,  2/21/2030 258,602
435,000 4.875%,  7/20/2035 426,709
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
c
122,352
Eli Lilly & Company
169,000 4.950%,  2/27/2063 171,363
Embecta Corporation
54,000 6.750%,  2/15/2030
c
47,047
Encompass Health Corporation
240,000 4.500%,  2/1/2028 229,248
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
c
148,880
Fortrea Holdings, Inc.
91,000 7.500%,  7/1/2030
c
92,485
General Mills, Inc.
91,000 4.950%,  3/29/2033 91,090
Grifols SA
162,000 4.750%,  10/15/2028
c
139,330
HCA, Inc.
396,000 3.500%,  9/1/2030 359,315
HLF Financing SARL, LLC/
Herbalife International, Inc.
337,000 4.875%,  6/1/2029
c
263,281
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
373,115
Jazz Securities DAC
94,000 4.375%,  1/15/2029
c
86,704
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
232,000 6.750%,  3/15/2034
c
244,185
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 4.375%,  2/2/2052 84,793
227,000 5.500%,  1/15/2030 221,773
392,000 3.000%,  5/15/2032 318,541
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
63,000 9.000%,  2/15/2029
c,f
63,568
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 324,490
Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Kraft Heinz Foods Company
$ 269,000 3.875%,  5/15/2027 $ 262,991
70,000 5.200%,  7/15/2045 67,856
300,000 4.375%,  6/1/2046 259,575
Legacy LifePoint Health, LLC
70,000 4.375%,  2/15/2027
c
65,192
LifePoint Health, Inc.
92,000 9.875%,  8/15/2030
c
94,076
72,000 11.000%,  10/15/2030
c
76,613
Mattel, Inc.
286,000 5.450%,  11/1/2041 256,972
Medtronic, Inc.
343,000 4.375%,  3/15/2035 334,275
ModivCare Escrow Issuer, Inc.
58,000 5.000%,  10/1/2029
c
47,056
ModivCare, Inc.
47,000 5.875%,  11/15/2025
c
46,416
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
c
116,797
113,000 5.250%,  10/1/2029
c
105,362
Organon & Company/Organon
Foreign Debt Co-Issuer BV
161,000 4.125%,  4/30/2028
c
147,307
96,000 5.125%,  4/30/2031
c
82,476
Owens & Minor, Inc.
157,000 6.625%,  4/1/2030
a,c
149,566
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 202,342
Perrigo Finance Unlimited
Company
88,000 4.375%,  3/15/2026 86,036
100,000 3.150%,  6/15/2030 91,599
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 519,563
171,000 4.750%,  5/19/2033 170,788
230,000 5.110%,  5/19/2043 228,629
Philip Morris International, Inc.
223,000 4.875%,  2/13/2026 223,656
196,000 5.125%,  11/17/2027 199,208
236,000 5.500%,  9/7/2030 244,568
341,000 5.375%,  2/15/2033 348,023
Post Holdings, Inc.
135,000 4.500%,  9/15/2031
c
121,263
Primo Water Holdings, Inc.
140,000 4.375%,  4/30/2029
c
127,456
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
70,000 9.750%,  12/1/2026
c
69,878
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 471,545
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
201,605
Scotts Miracle-Gro Company
65,000 4.500%,  10/15/2029 57,519
SEG Holding, LLC
158,000 5.625%,  10/15/2028
c
160,043
Simmons Foods, Inc.
185,000 4.625%,  3/1/2029
c
159,058
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
c
120,000
100,000 5.500%,  7/15/2030
c
98,250

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 105,000 3.875%,  3/15/2031
c
$ 97,264
Star Parent, Inc.
119,000 9.000%,  10/1/2030
c
125,129
Sysco Corporation
325,000 6.600%,  4/1/2040 364,396
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 240,860
Teleflex, Inc.
320,000 4.625%,  11/15/2027 310,442
Tenet Healthcare Corporation
465,000 5.125%,  11/1/2027 451,523
105,000 6.125%,  10/1/2028 104,614
139,000 6.750%,  5/15/2031
c
142,174
Teva Pharmaceutical Finance
Netherlands III BV
127,000 3.150%,  10/1/2026 118,147
Thermo Fisher Scientific, Inc.
179,000 5.000%,  12/5/2026 181,353
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028 164,128
Utah Acquisition Sub, Inc.
239,000 3.950%,  6/15/2026 232,237
Viterra Finance BV
295,000 3.200%,  4/21/2031
c
257,857
Wyeth, LLC
229,000 6.500%,  2/1/2034 259,234
Zoetis, Inc.
509,000 4.700%,  2/1/2043 478,170
Total 23,620,941
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
117,131
Antero Resources Corporation
62,000 5.375%,  3/1/2030
c
59,121
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
c
168,099
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
131,000 8.250%,  12/31/2028
c
133,997
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
c
119,404
Borr IHC, Ltd./Borr Finance, LLC
160,000 10.375%,  11/15/2030
c
165,600
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 418,092
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
84,512
Canadian Natural Resources, Ltd.
168,000 2.950%,  7/15/2030 148,047
Cheniere Energy Partners, LP
911,000 4.500%,  10/1/2029 869,076
Chesapeake Energy Corporation
88,000 6.750%,  4/15/2029
c
89,019
Chord Energy Corporation
87,000 6.375%,  6/1/2026
c
86,995
Civitas Resources, Inc.
108,000 8.375%,  7/1/2028
c
113,585
42,000 8.625%,  11/1/2030
c
44,796
Principal
Amount Long-Term Fixed Income (20.7%) Value
Energy (0.5%) - continued
$ 156,000 8.750%,  7/1/2031
c
$ 165,844
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
64,738
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
248,455
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
61,330
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
c
99,654
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
367,551
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
120,350
Crescent Energy Finance, LLC
128,000 9.250%,  2/15/2028
c
132,882
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
48,310
Diamondback Energy, Inc.
234,000 3.125%,  3/24/2031 207,691
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
c
89,119
70,000 4.375%,  6/15/2031
c
62,704
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
c
94,493
Energy Transfer, LP
250,000 4.000%,  10/1/2027 241,460
215,000 4.900%,  3/15/2035 202,794
175,000 5.150%,  2/1/2043 158,042
445,000 6.000%,  6/15/2048 447,878
EnLink Midstream Partners, LP
206,000 4.850%,  7/15/2026 201,155
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 219,340
EQM Midstream Partners, LP
318,000 4.750%,  1/15/2031
c
296,444
EQT Corporation
190,000 6.125%,  2/1/2025 190,610
342,000 3.900%,  10/1/2027 326,921
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 346,900
Ferrellgas, LP/Ferrellgas Finance
Corporation
132,000 5.375%,  4/1/2026
c
130,048
Genesis Energy LP/Genesis
Energy Finance Corporation
191,000 8.875%,  4/15/2030 199,828
Halliburton Company
297,000 4.850%,  11/15/2035 294,250
228,000 5.000%,  11/15/2045 219,935
Harvest Midstream, LP
145,000 7.500%,  9/1/2028
c
146,465
Hess Midstream Operations, LP
116,000 5.625%,  2/15/2026
c
115,269
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
c
246,161
70,000 6.250%,  4/15/2032
c
67,200

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Energy (0.5%) - continued
Howard Midstream Energy
Partners, LLC
$ 172,000 6.750%,  1/15/2027
c
$ 171,269
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
c
118,086
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
79,945
Laredo Petroleum, Inc.
199,000 7.750%,  7/31/2029
c
196,686
Magellan Midstream Partners, LP
121,000 5.000%,  3/1/2026 121,245
MEG Energy Corporation
151,000 5.875%,  2/1/2029
c
147,340
MPLX, LP
290,000 4.875%,  6/1/2025 288,655
455,000 4.950%,  9/1/2032 443,902
84,000 5.000%,  3/1/2033 82,182
Murphy Oil Corporation
72,000 5.875%,  12/1/2027 71,411
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
c
170,637
National Fuel Gas Company
415,000 5.500%,  1/15/2026 416,922
New Fortress Energy, Inc.
70,000 6.750%,  9/15/2025
c
69,164
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c,f
52,262
78,000 8.375%,  2/15/2032
c,f
78,575
Noble Finance II, LLC
115,000 8.000%,  4/15/2030
c
119,421
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
c
121,238
Northriver Midstream Finance, LP
56,000 5.625%,  2/15/2026
c
54,578
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 127,635
Occidental Petroleum Corporation
601,000 7.875%,  9/15/2031 683,903
Ovintiv, Inc.
397,000 5.375%,  1/1/2026 397,248
235,000 6.250%,  7/15/2033 245,113
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 92,850
Permian Resources Operating,
LLC
178,000 7.000%,  1/15/2032
c
183,768
Phillips 66 Company
254,000 4.950%,  12/1/2027 255,953
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
c
113,139
Range Resources Corporation
94,000 4.750%,  2/15/2030
c
87,420
Rockcliff Energy II, LLC
123,000 5.500%,  10/15/2029
c
114,517
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
86,999
SM Energy Company
34,000 6.625%,  1/15/2027 33,841
105,000 6.500%,  7/15/2028 105,000
Southwestern Energy Company
128,000 5.375%,  3/15/2030 123,696
Principal
Amount Long-Term Fixed Income (20.7%) Value
Energy (0.5%) - continued
$ 80,000 4.750%,  2/1/2032 $ 74,099
Suncor Energy, Inc.
376,000 7.150%,  2/1/2032 419,926
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 198,753
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
c
206,974
Talos Production, Inc.
39,000 9.000%,  2/1/2029
c,f
39,520
Targa Resources Corporation
400,000 4.200%,  2/1/2033 366,165
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
132,789
Transocean, Inc.
140,000 11.500%,  1/30/2027
a,c
146,300
161,500 8.750%,  2/15/2030
c
167,366
USA Compression Partners, LP/
USA Compression Finance
Corporation
156,000 6.875%,  4/1/2026 155,084
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
118,930
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
c
131,383
146,000 6.250%,  1/15/2030
c
146,116
85,000 4.125%,  8/15/2031
c
75,167
Venture Global LNG, Inc.
236,000 8.375%,  6/1/2031
c
238,321
116,000 9.875%,  2/1/2032
c
121,989
Weatherford International, Ltd.
107,000 8.625%,  4/30/2030
c
109,329
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 244,614
114,000 6.150%,  4/1/2033 117,504
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 221,599
420,000 7.500%,  1/15/2031 472,991
Total 17,790,814
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
96,000 6.000%,  8/1/2029
c
88,064
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
275,000 3.500%,  1/15/2025 269,538
259,000 6.100%,  1/15/2027 264,862
425,000 3.875%,  1/23/2028 404,250
265,000 3.400%,  10/29/2033 223,848
Air Lease Corporation
569,000 3.000%,  2/1/2030 501,800
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
371,599
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
77,000 6.750%,  10/15/2027
c
75,177
Ally Financial, Inc.
400,000 5.750%,  11/20/2025 401,084
400,000 8.000%,  11/1/2031 442,585
30,000 6.700%,  2/14/2033 30,115

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
American Homes 4 Rent, LP
$ 433,000 2.375%,  7/15/2031 $ 355,928
American International Group, Inc.
469,000 5.125%,  3/27/2033 474,663
AmWINS Group, Inc.
155,000 4.875%,  6/30/2029
c
144,669
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,e
227,025
Ares Capital Corporation
170,000 3.250%,  7/15/2025 163,753
375,000 3.875%,  1/15/2026 360,547
241,000 2.150%,  7/15/2026 219,998
203,000 5.875%,  3/1/2029 201,195
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 68,199
Associated Banc-Corp
325,000 4.250%,  1/15/2025 317,745
Australia & New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
c,e
287,126
Avolon Holdings Funding, Ltd.
199,000 5.250%,  5/15/2024
c
198,853
130,000 4.250%,  4/15/2026
c
125,728
288,000 5.750%,  3/1/2029
c
287,447
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
c
223,970
Banco Santander SA
400,000 4.175%,  3/24/2028
e
385,250
Bank of America Corporation
408,000 5.080%,  1/20/2027
e
408,065
325,000 1.734%,  7/22/2027
e
299,563
425,000 3.824%,  1/20/2028
e
412,079
199,000 5.202%,  4/25/2029
e
200,628
300,000 2.087%,  6/14/2029
e
265,892
150,000 3.974%,  2/7/2030
e
143,120
350,000 2.496%,  2/13/2031
e
302,596
600,000 1.922%,  10/24/2031
e
490,993
343,000 2.972%,  2/4/2033
e
292,615
685,000 4.571%,  4/27/2033
e
655,452
352,000 5.872%,  9/15/2034
e
368,596
143,000 5.468%,  1/23/2035
e
145,624
455,000 3.846%,  3/8/2037
e
404,173
Bank of Montreal
116,000 5.266%,  12/11/2026 117,502
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
e
258,039
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 111,815
Barclays plc
345,000 6.496%,  9/13/2027
e
354,764
550,000 4.972%,  5/16/2029
e
540,967
340,000 5.746%,  8/9/2033
e
342,707
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 314,991
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 330,977
231,000 6.250%,  1/25/2031
c
229,895
Blue Owl Capital Corporation II
176,000 8.450%,  11/15/2026
c
182,240
Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
Blue Owl Credit Income
Corporation
$ 286,000 4.700%,  2/8/2027 $ 273,522
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
143,495
BNP Paribas SA
572,000 3.132%,  1/20/2033
c,e
488,223
BPCE SA
588,000 3.500%,  10/23/2027
c
552,612
Bread Financial Holdings, Inc.
71,000 9.750%,  3/15/2029
c
70,914
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
41,000 4.500%,  4/1/2027
c
36,300
Burford Capital Global Finance,
LLC
142,000 9.250%,  7/1/2031
c
148,035
Camden Property Trust
311,000 3.150%,  7/1/2029 288,046
Canadian Imperial Bank of
Commerce
341,000 5.001%,  4/28/2028 343,477
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 417,735
350,000 2.636%,  3/3/2026
e
338,457
85,000 5.700%,  2/1/2030
e
85,828
Castlelake Aviation Finance DAC
102,000 5.000%,  4/15/2027
c
96,823
Centene Corporation
600,000 2.625%,  8/1/2031 498,030
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 560,228
234,000 6.136%,  8/24/2034
e
247,305
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 208,239
Citigroup, Inc.
408,000 0.981%,  5/1/2025
e
402,708
455,000 4.400%,  6/10/2025 449,785
304,000 3.200%,  10/21/2026 290,810
468,000 3.668%,  7/24/2028
e
447,751
228,000 4.125%,  7/25/2028 220,845
99,000 3.520%,  10/27/2028
e
93,917
484,000 4.910%,  5/24/2033
e
474,178
287,000 6.174%,  5/25/2034
e
297,691
Comerica, Inc.
90,000 5.982%,  1/30/2030
e
89,730
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
c,e
463,057
Corebridge Financial, Inc.
171,000 4.350%,  4/5/2042 146,361
Credit Acceptance Corporation
166,000 9.250%,  12/15/2028
c
174,301
Credit Agricole SA
400,000 6.875%,  9/23/2024
c,e,i
398,907
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
c,e,i,j
38,500
Deutsche Bank AG/New York, NY
255,000 6.819%,  11/20/2029
e
267,965
525,000 3.729%,  1/14/2032
e
440,759

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
Discover Bank
$ 480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
$ 463,537
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
c
216,762
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 324,829
306,000 4.625%,  5/15/2042 284,275
Enact Holdings, Inc.
88,000 6.500%,  8/15/2025
c
87,804
EPR Properties
210,000 4.950%,  4/15/2028 201,781
Fifth Third Bancorp
179,000 6.339%,  7/27/2029
e
186,358
First Horizon Bank
300,000 5.750%,  5/1/2030
a
290,587
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 214,061
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
245,459
Fortress Transportation and
Infrastructure Investors, LLC
102,000 6.500%,  10/1/2025
c
101,864
58,000 9.750%,  8/1/2027
c
60,159
49,000 5.500%,  5/1/2028
c
47,480
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
58,760
47,000 12.000%,  10/1/2028
c
51,591
Freedom Mortgage Holdings, LLC
52,000 9.250%,  2/1/2029
c,f
52,655
FS KKR Capital Corporation
296,000 4.250%,  2/14/2025
c
290,305
325,000 3.400%,  1/15/2026 309,015
GGAM Finance, Ltd.
115,000 7.750%,  5/15/2026
c
116,995
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
222,000 3.750%,  12/15/2027
c
188,327
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
100,911
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
e
294,298
356,000 6.484%,  10/24/2029
e
377,988
145,000 1.992%,  1/27/2032
e
118,010
1,029,000 3.102%,  2/24/2033
e
885,921
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 85,194
Highwoods Realty, LP
235,000 7.650%,  2/1/2034 258,666
HSBC Holdings plc
225,000 3.803%,  3/11/2025
e
224,500
450,000 2.999%,  3/10/2026
e
437,520
275,000 3.900%,  5/25/2026 267,894
350,000 5.402%,  8/11/2033
e
351,210
HUB International, Ltd.
210,000 5.625%,  12/1/2029
c
198,158
Huntington Bancshares, Inc./OH
290,000 5.709%,  2/2/2035
e,f
292,075
Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
$ 119,000 6.375%,  12/15/2025 $ 117,077
102,000 6.250%,  5/15/2026 97,727
132,000 5.250%,  5/15/2027 118,734
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 190,982
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 226,236
J.P. Morgan Chase & Company
375,000 1.040%,  2/4/2027
e
346,213
456,000 1.578%,  4/22/2027
e
423,255
460,000 2.947%,  2/24/2028
e
434,125
575,000 4.203%,  7/23/2029
e
559,635
425,000 2.522%,  4/22/2031
e
369,543
450,000 1.953%,  2/4/2032
e
367,324
457,000 4.586%,  4/26/2033
e
441,398
342,000 4.912%,  7/25/2033
e
337,602
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 253,196
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
42,432
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
50,030
131,000 9.500%,  2/15/2029
c
131,940
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 287,067
KeyCorp
168,000 3.878%,  5/23/2025
e
166,579
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 110,588
105,000 6.250%,  1/15/2036 105,093
Kimco Realty OP, LLC
362,000 3.300%,  2/1/2025 354,700
Kite Realty Group, LP
85,000 5.500%,  3/1/2034 84,629
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
109,000 4.750%,  6/15/2029
c
97,568
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
e
347,624
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
c
188,932
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
c,e
333,414
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 334,227
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 87,197
239,000 5.400%,  9/15/2033 250,182
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
c
339,624
Metropolitan Life Global Funding I
223,000 5.050%,  1/8/2034
c
222,506
Mitsubishi UFJ Financial Group,
Inc.
339,000 5.422%,  2/22/2029
e
345,353
350,000 2.048%,  7/17/2030 295,223

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
Molina Healthcare, Inc.
$ 122,000 4.375%,  6/15/2028
c
$ 114,360
Morgan Stanley
142,000 2.630%,  2/18/2026
e
138,005
275,000 2.188%,  4/28/2026
e
265,110
450,000 4.350%,  9/8/2026 443,257
469,000 5.050%,  1/28/2027
e
470,361
468,000 3.591%,  7/22/2028
e
447,350
227,000 5.164%,  4/20/2029
e
228,487
440,000 3.622%,  4/1/2031
e
405,969
227,000 5.250%,  4/21/2034
e
227,124
400,000 5.297%,  4/20/2037
e
392,206
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 5.250%,  8/1/2026
a
43,991
138,000 4.625%,  8/1/2029
a
93,310
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 229,040
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
c
113,740
NatWest Group plc
225,000 4.445%,  5/8/2030
e
216,260
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
137,000 4.500%,  9/30/2028
c
115,927
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
327,770
NFP Corporation
70,000 6.875%,  8/15/2028
c
70,392
NNN REIT, Inc.
357,000 5.600%,  10/15/2033 365,149
Office Properties Income Trust
51,000 2.650%,  6/15/2026 31,857
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 385,311
375,000 3.375%,  2/1/2031 321,496
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 190,712
253,000 3.875%,  9/15/2028 222,032
Park Intermediate Holdings, LLC
186,000 4.875%,  5/15/2029
c
170,422
Pine Street Trust I
342,000 4.572%,  2/15/2029
c
328,541
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
e
124,734
456,000 4.626%,  6/6/2033
e
428,393
PRA Group, Inc.
64,000 7.375%,  9/1/2025
c
64,404
165,000 8.375%,  2/1/2028
c
157,169
Principal Life Global Funding II
338,000 1.250%,  8/16/2026
c
308,352
Prologis, LP
160,000 5.250%,  3/15/2054 161,457
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
e
405,244
Quicken Loans, LLC
74,000 3.875%,  3/1/2031
c
64,662
Radian Group, Inc.
140,000 4.875%,  3/15/2027 136,170
Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
Realty Income Corporation
$ 450,000 2.100%,  3/15/2028 $ 404,045
Regency Centers, LP
350,000 4.125%,  3/15/2028 337,206
176,000 5.250%,  1/15/2034 176,139
RGA Global Funding
117,000 5.500%,  1/11/2031
c
117,364
RHP Hotel Properties, LP/RHP
Finance Corporation
125,000 7.250%,  7/15/2028
c
128,851
RLJ Lodging Trust, LP
59,000 3.750%,  7/1/2026
c
55,755
124,000 4.000%,  9/15/2029
c
109,744
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
c
191,104
Royal Bank of Canada
352,000 5.200%,  7/20/2026
a
355,789
284,000 5.000%,  5/2/2033
a
284,780
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
e
116,946
105,000 6.174%,  1/9/2030
e
105,601
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
e
548,310
Service Properties Trust
121,000 7.500%,  9/15/2025 122,824
130,000 5.500%,  12/15/2027 122,281
65,000 8.625%,  11/15/2031
c
68,919
Simon Property Group, LP
400,000 3.800%,  7/15/2050 315,348
SLM Corporation
60,000 4.200%,  10/29/2025 58,321
Societe Generale SA
234,000 4.750%,  11/24/2025
c
230,039
Standard Chartered plc
399,000 1.822%,  11/23/2025
c,e
386,067
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 217,613
338,000 5.710%,  1/13/2030 351,145
200,000 1.710%,  1/12/2031 161,005
Synchrony Financial
29,000 7.250%,  2/2/2033 28,983
Synovus Bank
250,000 5.625%,  2/15/2028 245,310
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 345,978
296,000 5.523%,  7/17/2028 304,419
Truist Financial Corporation
230,000 6.047%,  6/8/2027
e
234,296
162,000 5.125%,  12/15/2027
e,i
143,935
270,000 5.122%,  1/26/2034
e
262,847
152,000 5.711%,  1/24/2035
e
154,563
U.S. Bancorp
228,000 5.727%,  10/21/2026
e
230,255
352,000 5.775%,  6/12/2029
e
360,624
89,000 5.836%,  6/12/2034
e
91,848
160,000 5.678%,  1/23/2035
e
163,712
UBS Group AG
600,000 2.193%,  6/5/2026
c,e
573,707
355,000 6.246%,  9/22/2029
c,e
369,940
282,000 3.091%,  5/14/2032
c,e
242,128
200,000 5.699%,  2/8/2035
c,e
203,019

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.7%) - continued
UDR, Inc.
$ 425,000 2.100%,  8/1/2032 $ 333,821
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
c
36,542
92,000 5.500%,  4/15/2029
c
86,880
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 253,046
342,000 4.750%,  5/15/2052 323,932
472,000 4.625%,  7/15/2035 472,051
Wells Fargo & Company
203,000 3.000%,  4/22/2026 194,858
304,000 3.000%,  10/23/2026 289,131
342,000 3.526%,  3/24/2028
e
327,773
481,000 2.393%,  6/2/2028
e
443,812
236,000 5.574%,  7/25/2029
e
241,196
187,000 5.389%,  4/24/2034
e
188,681
550,000 4.900%,  11/17/2045 504,620
Willis North America, Inc.
456,000 4.650%,  6/15/2027 452,438
XHR, LP
59,000 6.375%,  8/15/2025
c
59,019
64,000 4.875%,  6/1/2029
c
59,028
Total 61,322,101
Foreign Government (<0.1%)
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
322,067
Total 322,067
Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,856,208 2.000%,  1/1/2052 3,142,436
1,785,028 2.000%,  5/1/2051 1,454,654
6,857,408 2.500%,  5/1/2051 5,825,508
2,864,400 3.500%,  5/1/2052 2,608,141
3,264,278 4.000%,  5/1/2052 3,093,396
7,604,256 3.500%,  6/1/2052 6,928,767
1,992,269 5.000%,  7/1/2053 1,976,310
1,738,487 5.500%,  7/1/2053 1,754,612
2,301,875 3.500%,  8/1/2052 2,109,954
2,033,358 5.000%,  8/1/2053 2,025,767
5,989,740 5.500%,  9/1/2053 6,083,318
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,145,464 2.500%,  7/1/2030 2,035,302
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,500,000 4.500%,  2/1/2039
f
2,481,723
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,376,736 3.000%,  12/1/2036 2,210,954
2,067,978 3.000%,  8/1/2038 1,936,921
2,965,430 3.500%,  5/1/2040 2,818,575
1,860,184 2.500%,  4/1/2042 1,636,984
757,452 2.000%,  5/1/2042 649,733
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,389,921 3.000%,  1/1/2052 6,526,357
Principal
Amount Long-Term Fixed Income (20.7%) Value
Mortgage-Backed Securities (6.3%) - continued
$ 1,230,223 2.000%,  2/1/2051 $ 1,002,788
780,323 2.000%,  2/1/2051 637,150
3,527,928 2.500%,  2/1/2051 2,978,875
2,045,245 2.500%,  2/1/2051 1,735,413
13,594,266 2.000%,  3/1/2051 10,981,747
1,784,648 2.000%,  3/1/2051 1,444,119
5,289,832 4.000%,  3/1/2051 5,070,682
7,672,336 3.000%,  3/1/2052 6,733,366
9,116,370 2.000%,  4/1/2051 7,381,621
4,548,707 3.000%,  4/1/2051 3,991,442
4,712,175 3.000%,  5/1/2050 4,169,154
1,450,691 2.000%,  5/1/2051 1,177,570
3,488,705 3.000%,  5/1/2051 3,108,790
2,495,432 3.000%,  6/1/2050 2,238,744
1,328,405 4.000%,  6/1/2052 1,250,793
1,382,610 5.000%,  6/1/2053 1,373,911
5,293,406 2.500%,  7/1/2051 4,512,133
1,988,803 3.500%,  7/1/2051 1,837,222
3,742,701 4.000%,  7/1/2052 3,524,043
3,756,710 3.500%,  8/1/2050 3,478,697
6,774,405 4.500%,  8/1/2052 6,592,986
2,660,044 5.000%,  8/1/2053 2,642,854
2,634,752 2.500%,  9/1/2051 2,239,852
2,948,911 3.500%,  9/1/2052 2,698,779
2,290,742 5.000%,  9/1/2052 2,263,917
2,043,499 4.500%,  9/1/2053 1,983,187
3,160,030 4.500%,  9/1/2053 3,060,485
5,475,872 4.000%,  10/1/2052 5,176,570
1,452,387 2.000%,  11/1/2051 1,181,828
5,897,566 2.000%,  12/1/2050 4,807,791
9,140,329 2.500%,  12/1/2051 7,737,569
4,072,078 4.500%,  12/1/2052 3,957,676
5,350,000 5.500%,  2/1/2041
f
5,365,228
8,550,000 5.000%,  2/1/2042
f
8,438,001
10,700,000 6.000%,  2/1/2042
f
10,846,498
11,900,000 3.500%,  2/1/2049
f
10,829,884
4,000,000 4.000%,  2/1/2049
f
3,764,910
2,275,000 4.500%,  2/1/2049
f
2,199,462
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,085,435 2.500%,  3/1/2062 4,953,617
1,897,274 3.500%,  7/1/2061 1,698,433
2,811,189 4.000%,  12/1/2061 2,645,607
Total 221,012,806
Technology (0.4%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 209,064
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 487,539
Apple, Inc.
400,000 2.650%,  2/8/2051 269,329
746,000 3.750%,  9/12/2047 629,187
AthenaHealth Group, Inc.
164,000 6.500%,  2/15/2030
a,c
146,495
Broadcom, Inc.
75,000 3.469%,  4/15/2034
c
65,145
457,000 3.137%,  11/15/2035
c
375,662
380,000 3.187%,  11/15/2036
c
308,688
275,000 4.926%,  5/15/2037
c
265,224
Cloud Software Group, Inc.
206,000 6.500%,  3/31/2029
c
192,349
46,000 9.000%,  9/30/2029
c
43,537

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Technology (0.4%) - continued
CommScope, Inc.
$ 105,000 7.125%,  7/1/2028
c
$ 45,150
Dell International, LLC/EMC
Corporation
342,000 6.020%,  6/15/2026 349,411
Fiserv, Inc.
250,000 2.250%,  6/1/2027 231,846
238,000 2.650%,  6/1/2030 209,303
198,000 5.600%,  3/2/2033 205,246
Gartner, Inc.
200,000 3.625%,  6/15/2029
c
181,794
230,000 3.750%,  10/1/2030
c
205,766
Global Payments, Inc.
342,000 5.300%,  8/15/2029 343,931
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
52,434
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
133,936
190,000 4.875%,  9/15/2029
c
177,547
140,000 5.250%,  7/15/2030
c
132,049
164,000 4.500%,  2/15/2031
c
147,049
KLA Corporation
343,000 3.300%,  3/1/2050 256,178
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 60,351
Mastercard, Inc.
275,000 3.950%,  2/26/2048 240,706
Micron Technology, Inc.
125,000 5.300%,  1/15/2031 126,301
Microsoft Corporation
161,000 3.041%,  3/17/2062 113,244
403,000 2.500%,  9/15/2050
c
266,070
352,000 3.700%,  8/8/2046 304,093
NCR Voyix Corporation
176,000 5.125%,  4/15/2029
c
164,670
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 118,111
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 149,157
305,000 3.250%,  5/11/2041 231,621
Open Text Corporation
134,000 3.875%,  12/1/2029
c
120,852
175,000 4.125%,  2/15/2030
c
158,393
Oracle Corporation
228,000 6.900%,  11/9/2052 267,745
568,000 6.150%,  11/9/2029 606,159
420,000 3.850%,  7/15/2036 366,252
663,000 4.000%,  7/15/2046 534,921
PTC, Inc.
130,000 3.625%,  2/15/2025
c
127,614
60,000 4.000%,  2/15/2028
c
56,625
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
c
43,564
RingCentral, Inc.
118,000 8.500%,  8/15/2030
c
121,688
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 242,921
S&P Global, Inc.
57,000 5.250%,  9/15/2033
c
58,940
Seagate HDD Cayman
68,000 8.500%,  7/15/2031
c
73,873
Principal
Amount Long-Term Fixed Income (20.7%) Value
Technology (0.4%) - continued
$ 136,475 9.625%,  12/1/2032 $ 156,787
Sensata Technologies BV
200,000 4.000%,  4/15/2029
c
183,112
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
c
116,322
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
c
48,775
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
200,864
SS&C Technologies, Inc.
408,000 5.500%,  9/30/2027
c
400,508
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 225,945
UKG, Inc.
131,000 6.875%,  2/1/2031
c,f
132,474
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
102,815
Visa, Inc.
470,000 2.700%,  4/15/2040 359,026
VMware, LLC
208,000 4.650%,  5/15/2027 206,162
335,000 2.200%,  8/15/2031 276,649
Total 12,627,169
Transportation (0.1%)
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
c
38,975
American Airlines, Inc.
92,000 8.500%,  5/15/2029
c
97,521
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
393,750 5.500%,  4/20/2026
c
389,423
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
c
69,440
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 211,336
235,000 5.750%,  5/1/2040 253,103
230,000 4.450%,  3/15/2043 213,625
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 206,143
CSX Corporation
270,000 3.800%,  4/15/2050 215,766
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
471,695
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
235,710
Hawaiian Brand Intellectual
Property, Ltd.
136,000 5.750%,  1/20/2026
c
127,962
Hertz Corporation
73,000 4.625%,  12/1/2026
c
65,655
73,000 5.000%,  12/1/2029
a,c
57,691
Mileage Plus Holdings, LLC
399,700 6.500%,  6/20/2027
c
400,298
Norfolk Southern Corporation
795,000 4.450%,  3/1/2033 778,110
126,000 5.550%,  3/15/2034 132,650

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Transportation (0.1%) - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 343,000 5.750%,  5/24/2026
c
$ 346,276
Rand Parent, LLC
121,000 8.500%,  2/15/2030
a,c
119,798
RXO, Inc.
141,000 7.500%,  11/15/2027
c
145,231
Southwest Airlines Company
353,000 2.625%,  2/10/2030 309,981
Spirit Loyalty Cayman, Ltd.
70,000 8.000%,  9/20/2025
c
45,675
Stena International SA
104,000 7.250%,  1/15/2031
c
104,063
Union Pacific Corporation
455,000 2.973%,  9/16/2062 296,920
United Airlines, Inc.
129,000 4.375%,  4/15/2026
c
124,439
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
a,c
29,233
153,000 6.375%,  2/1/2030
a,c
110,741
Total 5,597,460
U.S. Government & Agencies (6.8%)
U.S. Treasury Bonds
1,095,000 3.625%,  5/15/2053 983,960
897,000 3.000%,  8/15/2052 711,328
6,200,000 1.625%,  11/15/2050 3,570,086
3,300,000 4.750%,  11/15/2053 3,603,187
5,090,000 5.250%,  11/15/2028 5,388,242
1,175,000 4.375%,  5/15/2040 1,201,621
10,800,000 1.375%,  11/15/2040 7,055,437
560,000 3.000%,  5/15/2042 467,709
15,871,000 2.500%,  5/15/2046 11,660,225
13,950,000 2.875%,  5/15/2049 10,818,879
U.S. Treasury Notes
18,590,000 3.000%,  6/30/2024 18,425,885
5,990,000 2.125%,  7/31/2024 5,902,256
10,000,000 1.250%,  8/31/2024 9,781,250
5,740,000 2.250%,  11/15/2024 5,621,613
6,340,000 2.125%,  11/30/2024 6,199,331
700,000 1.375%,  1/31/2025 677,250
16,300,000 3.875%,  3/31/2025 16,164,379
4,625,000 0.250%,  8/31/2025 4,335,396
1,100,000 5.000%,  8/31/2025 1,110,184
6,500,000 4.250%,  12/31/2025 6,500,508
9,100,000 2.625%,  1/31/2026 8,826,645
9,100,000 0.500%,  2/28/2026 8,435,984
23,740,000 2.500%,  2/28/2026 22,944,339
7,450,000 0.500%,  4/30/2027 6,668,623
2,055,000 2.250%,  11/15/2027 1,934,349
9,775,000 3.875%,  12/31/2027 9,755,908
1,700,000 0.750%,  1/31/2028 1,502,375
10,200,000 3.500%,  1/31/2028 10,041,820
5,400,000 3.625%,  3/31/2028 5,340,938
21,400,000 2.875%,  5/15/2028 20,533,969
1,100,000 4.375%,  8/31/2028 1,122,215
3,300,000 3.750%,  12/31/2028 3,281,180
9,780,000 1.375%,  11/15/2031 8,118,164
10,800,000 4.125%,  11/15/2032 10,941,750
1,200,000 4.500%,  11/15/2033 1,253,063
Total 240,880,048
Principal
Amount Long-Term Fixed Income (20.7%) Value
Utilities (0.4%)
AES Corporation
$ 456,000 3.950%,  7/15/2030
c
$ 420,167
Ameren Illinois Company
257,000 4.500%,  3/15/2049 230,834
American Electric Power
Company, Inc.
242,000 5.200%,  1/15/2029 245,692
198,000 5.625%,  3/1/2033 204,271
Appalachian Power Company
155,000 3.300%,  6/1/2027 147,183
Atmos Energy Corporation
178,000 5.900%,  11/15/2033 192,702
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 243,698
Calpine Corporation
131,000 4.500%,  2/15/2028
c
124,577
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 333,776
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 103,116
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 231,672
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 101,789
425,000 4.125%,  5/15/2049 351,873
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 128,059
Consumers Energy Company
380,000 4.350%,  4/15/2049 338,997
DTE Electric Company
215,000 3.700%,  3/15/2045 173,489
245,000 3.700%,  6/1/2046 195,319
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 337,729
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 243,333
Edison International
325,000 5.750%,  6/15/2027 332,100
Eversource Energy
284,000 4.750%,  5/15/2026 282,218
Exelon Corporation
265,000 4.700%,  4/15/2050 236,778
459,000 4.450%,  4/15/2046 397,645
FirstEnergy Corporation
285,000 5.100%,  7/15/2047 255,248
Georgia Power Company
193,000 4.950%,  5/17/2033 193,063
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 146,319
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
231,782
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 291,817
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 146,334

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Utilities (0.4%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 241,000 5.749%,  9/1/2025 $ 243,434
NextEra Energy Operating
Partners, LP
239,000 3.875%,  10/15/2026
c
225,971
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 436,483
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
43,225
342,000 4.450%,  6/15/2029
c
324,234
65,000 5.250%,  6/15/2029
c
62,326
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 248,326
195,000 4.550%,  7/1/2030 186,354
238,000 6.950%,  3/15/2034 262,149
PacifiCorp
230,000 5.500%,  5/15/2054 222,182
170,000 5.300%,  2/15/2031 172,460
PG&E Corporation
151,000 5.000%,  7/1/2028 145,913
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 194,045
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 294,870
Public Service Enterprise Group,
Inc.
239,000 5.875%,  10/15/2028 249,823
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 456,023
Southern California Edison
Company
320,000 4.000%,  4/1/2047 260,030
Southern Company
456,000 5.113%,  8/1/2027 461,563
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 161,066
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 147,549
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
118,868
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
226,498
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 84,718
375,000 4.600%,  12/1/2048 334,574
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
c
322,370
396,000 5.000%,  7/31/2027
c
383,642
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 248,358
Total 13,378,634
Total Long-Term Fixed Income
(cost $770,743,298) 727,268,217
Shares Private Equity Funds ( 0.4% ) Value
Secondary (0.4%)
1 LCP X (Offshore), LP
*,b,k
$ 14,641,225
Total 14,641,225
Total Private Equity Funds
(cost $11,400,000) 14,641,225
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
9,784,910 Thrivent Cash Management Trust 9,784,910
Total Collateral Held for
Securities Loaned
(cost $9,784,910) 9,784,910
Shares or
Principal
Amount Short-Term Investments ( 15.3% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.280%, 2/7/2024
l,m
499,494
300,000 5.250%, 2/16/2024
l,m
299,307
1,300,000 5.232%, 3/1/2024
l,m
1,294,340
4,000,000 5.256%, 3/6/2024
l,m
3,979,681
100,000 5.240%, 3/12/2024
l,m
99,405
3,700,000 5.244%, 3/13/2024
l,m
3,677,445
1,000,000 5.230%, 3/20/2024
l,m
992,888
4,900,000 5.227%, 4/3/2024
l,m
4,855,581
6,100,000 5.210%, 4/10/2024
l,m
6,038,559
8,800,000 5.205%, 4/12/2024
l,m
8,708,832
1,500,000 5.214%, 4/17/2024
l,m
1,483,381
100,000 5.207%, 4/26/2024
l,m
98,763
Thrivent Core Short-Term Reserve
Fund
50,538,458 5.670% 505,384,576
Total Short-Term Investments
(cost $537,284,164) 537,412,252
Total Investments (cost
$3,056,597,616) 101.5% $ 3,565,317,346
Other Assets and Liabilities, Net
(1.5%) (52,463,052)
Total Net Assets 100.0% $3,512,854,294
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $105,886,113 or
3.0% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
e Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h All or a portion of the security is insured or guaranteed.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of January 31, 2024 was $14,641,225 or
0.42% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2024.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 11,400,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,873,168
Common Stock 5,676,233
Total lending $9,549,401
Gross amount payable upon return of
collateral for securities loaned $9,784,910
Net amounts due to counterparty $235,509
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,320,925,774 1,320,925,774 – –
U.S. Unaffiliated 26,122,090 26,122,090 – –
Common Stock
Communications Services 47,415,112 47,409,395 5,717 –
Consumer Discretionary 72,770,460 72,770,460 – –
Consumer Staples 37,602,615 37,602,615 – –
Energy 32,023,774 32,023,774 – –
Financials 124,269,761 124,269,761 – –
Health Care 96,696,896 96,696,896 – –
Industrials 103,608,957 101,819,735 1,789,222 –
Information Technology 152,466,068 149,664,732 2,801,336 –
Materials 22,026,706 21,793,560 233,146 –
Real Estate 32,152,192 32,152,192 – –
Utilities 18,093,082 18,093,082 – –
Long-Term Fixed Income
Asset-Backed Securities 17,168,041 – 17,168,041 –
Basic Materials 5,737,705 – 5,737,705 –
Capital Goods 13,338,951 – 13,338,951 –
Collateralized Mortgage Obligations 31,444,204 – 31,444,204 –
Commercial Mortgage-Backed Securities 22,141,943 – 22,141,943 –
Communications Services 20,679,561 – 20,679,561 –
Consumer Cyclical 20,205,772 – 20,205,772 –
Consumer Non-Cyclical 23,620,941 – 23,620,941 –
Energy 17,790,814 – 17,790,814 –
Financials 61,322,101 – 61,322,101 –
Foreign Government 322,067 – 322,067 –
Mortgage-Backed Securities 221,012,806 – 221,012,806 –
Technology 12,627,169 – 12,627,169 –
Transportation 5,597,460 – 5,597,460 –
U.S. Government & Agencies 240,880,048 – 240,880,048 –
Utilities 13,378,634 – 13,378,634 –
Private Equity Funds
Secondary 14,641,225 – – 14,641,225
Short-Term Investments 32,027,676 – 32,027,676 –
Subtotal Investments in Securities $2,860,110,605 $2,081,344,066 $764,125,314 $14,641,225
Other Investments  * Total
Affiliated Short-Term Investments 505,384,576
U.S. Affiliated Registered Investment Cos. 190,037,255
Collateral Held for Securities Loaned 9,784,910
Subtotal Other Investments $705,206,741
Total Investments at Value $3,565,317,346
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,795,499 33,795,499 – –
Total Asset Derivatives $33,795,499 $33,795,499 $– $–
Liability Derivatives
Futures Contracts 10,702,337 10,702,337 – –
Total Liability Derivatives $10,702,337 $10,702,337 $– $–

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
at
The following table presents Moderate Allocation Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$32,072,976 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 167 March 2024 $ 18,168,236 $ 590,562
CBOT 2-Yr. U.S. Treasury Note 433 March 2024 88,180,909 868,247
CBOT 5-Yr. U.S. Treasury Note 410 March 2024 43,489,901 950,257
CBOT U.S. Long Bond 232 March 2024 26,655,285 1,728,465
CME E-mini Russell 2000 Index 20 March 2024 1,949,655 6,245
CME E-mini S&P 500 Index 2,477 March 2024 575,781,017 27,430,408
CME E-mini S&P Mid-Cap 400 Index 3 March 2024 811,619 11,371
CME Ultra Long Term U.S. Treasury Bond 199 March 2024 24,014,285 1,700,246
ICE mini MSCI EAFE Index 20 March 2024 2,163,241 69,759
Ultra 10-Yr. U.S. Treasury Note 84 March 2024 9,431,180 386,320
Total Futures Long Contracts $ 790,645,328 $ 33,741,880
CME E-mini Russell 2000 Index (1,142) March 2024 ( $ 108,207,223) ( $ 3,474,667)
CME E-mini S&P Mid-Cap 400 Index (671) March 2024 (177,725,850) (6,349,580)
CME Euro Foreign Exchange Currency (253) March 2024 (34,184,470) (161,861)
Eurex Euro STOXX 50 Index (693) March 2024 (34,131,112) (716,229)
ICE US mini MSCI Emerging Markets Index (447) March 2024 (21,974,499) 53,619
Total Futures Short Contracts ( $ 376,223,154) ($10,648,718)
Total Futures Contracts $ 414,422,174 $23,093,162

Moderate Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $56,191 $898 $974 $60,806 7,716 1.7%
Core Emerging Markets Equity 17,083 615 – 18,570 2,185 0.5
Core International Equity 10,325 405 – 11,828 1,172 0.3
Core Low Volatility Equity 45,873 3,952 47,600 2,072 196 0.1
Core Mid Cap Value 37,379 784 – 43,256 4,124 1.2
Core Small Cap Value 46,167 854 – 53,504 5,510 1.5
Global Stock, Class S 67,356 4,241 – 77,769 2,949 2.2
High Yield, Class S 39,920 642 300 42,689 10,213 1.2
Income, Class S 115,087 1,353 108 126,990 15,582 3.6
International Allocation, Class S 119,460 4,069 – 135,998 13,412 3.9
Large Cap Growth, Class S 278,420 9,382 – 332,163 18,231 9.5
Large Cap Value, Class S 277,454 10,687 – 315,690 11,323 9.0
Limited Maturity Bond, Class S 68,819 616 30 71,438 5,846 2.1
Mid Cap Stock, Class S 148,393 2,541 – 172,169 5,089 4.9
Small Cap Stock, Class S 39,427 216 – 46,020 1,603 1.3
Total U.S. Affiliated Registered Investment
Companies 1,367,354 1,510,962 43.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% 431,201 228,942 154,758 505,385 50,538 14.4
Total Affiliated Short-Term Investments 431,201 505,385 14.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,898 63,749 60,862 9,785 9,785 0.3
Total Collateral Held for Securities Loaned 6,898 9,785 0.3
Total Value $1,805,453 $2,026,132
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($299) $4,990 $– $898
Core Emerging Markets Equity – 872 – 615
Core International Equity – 1,098 – 405
Core Low Volatility Equity Fund 4,378 (4,531) 2,896 1,057
Core Mid Cap Value – 5,093 175 610
Core Small Cap Value – 6,483 – 855
Global Stock, Class S – 6,172 2,733 1,507
High Yield, Class S (61) 2,488 – 642
Income, Class S (31) 10,689 – 1,353
International Allocation, Class S – 12,469 – 4,070
Large Cap Growth, Class S – 44,361 9,381 –
Large Cap Value, Class S – 27,549 5,470 5,217
Limited Maturity Bond, Class S (1) 2,034 – 615
Mid Cap Stock, Class S – 21,235 1,771 769
Small Cap Stock, Class S – 6,377 – 216
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% – – – 6,777
Total Income/Non Cash Income from Affiliated Investments $25,606
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total $3,986 $147,379 $22,426

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 50 .8% ) Value
U.S. Affiliated  (50.1%)
4,435,411 Thrivent Core Emerging Markets
Debt Fund $ 34,951,038
7,454,610 Thrivent Core Emerging Markets
Equity Fund 63,364,188
7,821,044 Thrivent Core International Equity
Fund 78,914,331
287,352 Thrivent Core Low Volatility Equity
Fund 3,034,439
5,422,643 Thrivent Core Mid Cap Value Fund 56,883,522
6,560,199 Thrivent Core Small Cap Value
Fund 63,699,531
7,540,171 Thrivent Global Stock Fund, Class
S 198,834,317
5,820,483 Thrivent High Yield Fund, Class S 24,329,617
8,701,906 Thrivent Income Fund, Class S 70,920,536
26,901,388 Thrivent International Allocation
Fund, Class S 272,780,071
23,159,844 Thrivent Large Cap Growth Fund,
Class S 421,972,365
13,300,180 Thrivent Large Cap Value Fund,
Class S 370,809,004
3,278,183 Thrivent Limited Maturity Bond
Fund, Class S 40,059,395
7,810,944 Thrivent Mid Cap Stock Fund,
Class S 264,244,252
2,469,899 Thrivent Small Cap Stock Fund,
Class S 70,886,111
Total 2,035,682,717
U.S. Unaffiliated  (0.7%)
9,719 Communication Services Select
Sector SPDR Fund 737,478
10,143 Industrial Select Sector SPDR
Fund 1,145,043
3,933 Invesco QQQ Trust Series 1 1,639,943
3,604 iShares Biotechnology ETF 484,305
5,310 iShares Russell 2000 Index Fund 1,024,193
36,731 SPDR Bloomberg High Yield Bond
ETF
a
3,484,670
35,126 SPDR S&P 500 ETF Trust 16,961,643
9,978 SPDR S&P Biotech ETF 872,376
2,186 SPDR S&P Oil & Gas Exploration
ETF 290,782
Total 26,640,433
Total Registered Investment
Companies (cost $1,566,898,960) 2,062,323,150
Shares Common Stock ( 23 .6% ) Value
Communications Services (1.3%)
36,473 Alphabet, Inc., Class A
b
5,109,867
70,673 Alphabet, Inc., Class C
b
10,021,431
41,301 Altice USA, Inc.
b
100,774
14,183 AMC Networks, Inc.
b
256,571
5,657 Bumble, Inc.
b
77,614
40 Cable One, Inc. 21,957
124,702 Cargurus, Inc.
b
2,898,075
68,772 Comcast Corporation 3,200,649
21,885 Electronic Arts, Inc. 3,010,938
13,204 Emerald Holding, Inc.
b
81,073
5,471 Entravision Communications
Corporation 22,048
29,770 iHeartMedia, Inc.
b
80,677
9,131 Imax Corporation
b
127,560
Shares Common Stock (23.6%) Value
Communications Services (1.3%) - continued
80,577 Integral Ad Science Holding
Corporation
b
$ 1,172,395
3,619 Interpublic Group of Companies,
Inc. 119,391
21,731 Liberty Global, Ltd., Class A
b
428,101
15,192 Liberty Latin America, Ltd., Class
A
b
106,952
1,466 Live Nation Entertainment, Inc.
b
130,254
119,955 Lumen Technologies, Inc.
b
146,345
1,738 Match Group, Inc.
b
66,704
24,704 Meta Platforms, Inc.
b
9,638,019
310 Netflix, Inc.
b
174,874
672 Omnicom Group, Inc. 60,735
27,475 Pinterest, Inc.
b
1,029,488
10,788 Playtika Holding Corporation
b
77,889
142,501 QuinStreet, Inc.
b
1,805,488
1,268 Roku, Inc.
b
111,660
5,330 Sinclair, Inc. 83,681
4,725 TechTarget, Inc.
b
161,453
10,903 Telephone and Data Systems, Inc. 209,447
23,925 Trade Desk, Inc.
b
1,637,188
181,643 Verizon Communications, Inc. 7,692,581
99,308 Warner Brothers Discovery, Inc.
b
995,066
379 Windstream Services, LLC
b
3,506
379 Yelp, Inc.
b
16,574
33,188 Ziff Davis, Inc.
b
2,236,871
Total 53,113,896
Consumer Discretionary (2.3%)
287 Adient plc
b
9,962
1,405 Airbnb, Inc.
b
202,517
78,672 Amazon.com, Inc.
b
12,209,894
2,104 American Axle & Manufacturing
Holdings, Inc.
b
17,021
28,588 American Eagle Outfitters, Inc. 566,614
47,358 Aptiv plc
b
3,851,626
12,344 Autoliv, Inc. 1,322,289
74 AutoNation, Inc.
b
10,335
1,508 Beazer Homes USA, Inc.
b
47,879
1,436 Best Buy Company, Inc. 104,096
1,114 Booking Holdings, Inc.
b
3,907,322
30,504 Boot Barn Holdings, Inc.
b
2,188,357
10,651 Brunswick Corporation 859,323
6,856 Buckle, Inc. 254,975
1,295 Chipotle Mexican Grill, Inc.
b
3,119,357
147,497 Clarus Corporation 873,182
30,604 Columbia Sportswear Company 2,425,673
4,952 Container Store Group, Inc.
b
8,072
51,657 Cooper-Standard Holdings, Inc.
b
908,647
6,214 Crocs, Inc.
b
630,597
3,710 Culp, Inc.
b
18,402
6,675 D.R. Horton, Inc. 953,924
27,705 Dana, Inc. 375,680
1,887 Darden Restaurants, Inc. 306,788
2,157 Deckers Outdoor Corporation
b
1,625,796
1,768 Domino's Pizza, Inc. 753,557
1,113 DoorDash, Inc.
b
115,975
121 Dorman Products, Inc.
b
9,851
3,967 eBay, Inc. 162,925
1,232 El Pollo Loco Holdings, Inc.
b
11,408
3,784 Etsy, Inc.
b
251,863
24,662 Everi Holdings, Inc.
b
256,731
3,358 Expedia Group, Inc.
b
498,092
16,003 Five Below, Inc.
b
2,871,898
182 Fox Factory Holding Corporation
b
11,473

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Consumer Discretionary (2.3%) - continued
24,653 Gap, Inc. $ 460,765
36,430 Gentex Corporation 1,206,926
1,913 Genuine Parts Company 268,260
10,900 Goodyear Tire & Rubber
Company
b
151,946
12,423 Grand Canyon Education, Inc.
b
1,622,320
5,128 Green Brick Partners, Inc.
b
267,528
14,299 Harley-Davidson, Inc. 464,003
14,519 Hilton Worldwide Holdings, Inc. 2,772,548
7,434 Home Depot, Inc. 2,623,905
1,861 KB Home 110,897
28,778 Laureate Education, Inc. 363,178
2,882 La-Z-Boy, Inc. 100,322
4,683 Lear Corporation 622,371
1,184 Lennar Corporation 177,422
22,098 LKQ Corporation 1,031,314
12,359 Lowe's Companies, Inc. 2,630,490
4,066 Lululemon Athletica, Inc.
b
1,845,232
1,776 M/I Homes, Inc.
b
226,298
78 Marriott Vacations Worldwide
Corporation 6,543
15,303 McDonald's Corporation 4,479,494
11,519 Meritage Homes Corporation 1,907,662
897 MGM Resorts International
b
38,903
36,507 Mobileye Global, Inc.
b
944,071
26,580 Modine Manufacturing Company
b
1,836,412
8,092 Mohawk Industries, Inc.
b
843,591
9,690 Nordstrom, Inc. 175,873
426 NVR, Inc.
b
3,014,073
10,137 Papa John's International, Inc. 744,867
5,946 Polaris, Inc. 534,902
4,131 Pool Corporation 1,533,634
77,887 Qurate Retail, Inc.
b
63,081
3,033 Ross Stores, Inc. 425,469
11,581 SeaWorld Entertainment, Inc.
b
572,101
469 Shake Shack, Inc.
b
35,438
16,797 SharkNinja, Inc. 784,756
36,117 Skyline Champion Corporation
b
2,473,292
19,440 Sony Group Corporation ADR
a
1,900,260
23,945 Starbucks Corporation 2,227,603
122,413 Stoneridge, Inc.
b
2,177,727
977 Taylor Morrison Home Corporation
b
50,941
18,543 Tesla, Inc.
b
3,472,918
8,124 Texas Roadhouse, Inc. 1,021,349
223,701 ThredUp, Inc.
b
455,231
692 TopBuild Corporation
b
255,438
18,320 Travel + Leisure Company 740,494
10 Ulta Beauty, Inc.
b
5,020
7,469 Upbound Group, Inc. 247,971
8,966 Urban Outfitters, Inc.
b
340,708
117 Vail Resorts, Inc. 25,974
111 Visteon Corporation
b
12,797
10,221 Wendy's Company 195,017
4,344 Wingstop, Inc. 1,221,142
15,051 Wyndham Hotels & Resorts, Inc. 1,172,924
599 XPEL, Inc.
b
32,017
Total 94,657,519
Consumer Staples (1.2%)
65,466 Altria Group, Inc. 2,626,496
2,805 Archer-Daniels-Midland Company 155,902
7,006 BellRing Brands, Inc.
b
387,222
22,341 BJ's Wholesale Club Holdings,
Inc.
b
1,437,420
6,905 Casey's General Stores, Inc. 1,873,741
Shares Common Stock (23.6%) Value
Consumer Staples (1.2%) - continued
58,283 Celsius Holdings, Inc.
b
$ 2,908,322
83,080 Coca-Cola Company 4,942,429
1,752 Costco Wholesale Corporation 1,217,430
116,362 Coty, Inc.
b
1,405,653
1,014 Darling Ingredients, Inc.
b
43,906
20,126 e.l.f. Beauty, Inc.
b
3,210,701
13,374 Flowers Foods, Inc. 304,927
200 Hershey Company 38,708
9,726 J & J Snack Foods Corporation 1,548,671
10,985 John B. Sanfilippo & Son, Inc. 1,176,823
72,452 Kenvue, Inc. 1,504,104
10,139 Kimberly-Clark Corporation 1,226,515
3,096 Kroger Company 142,849
18,891 Lamb Weston Holdings, Inc. 1,935,194
17,414 Lancaster Colony Corporation 3,200,345
181 McCormick & Company, Inc. 12,337
28,043 Mondelez International, Inc. 2,110,797
32,052 Philip Morris International, Inc. 2,911,924
33,758 Pilgrim's Pride Corporation
b
917,205
834 PriceSmart, Inc. 63,401
12,730 Procter & Gamble Company 2,000,392
2,137 SpartanNash Company 47,933
30,236 Sysco Corporation 2,446,999
85,905 Turning Point Brands, Inc. 2,086,632
11,180 Tyson Foods, Inc. 612,217
8,451 US Foods Holding Corporation
b
388,830
19,566 Walmart, Inc. 3,233,281
Total 48,119,306
Energy (1.0%)
7,188 APA Corporation 225,200
6,833 Baker Hughes Company 194,740
2,534 Cactus, Inc. 107,543
3,292 California Resources Corporation 156,963
3,688 ChampionX Corporation 101,088
16 Cheniere Energy, Inc. 2,624
19,618 Chesapeake Energy Corporation 1,512,744
2,074 Chevron Corporation 305,770
23,522 ConocoPhillips 2,631,406
23,149 Coterra Energy, Inc. 575,947
5,717 CVR Energy, Inc. 192,834
49,659 Devon Energy Corporation 2,086,671
75,975 Enterprise Products Partners, LP 2,033,091
24,495 EOG Resources, Inc. 2,787,286
6,616 Expro Group Holdings NV
b
116,442
40,777 Exxon Mobil Corporation 4,192,283
4,730 Gulfport Energy Corporation
b
600,237
50,434 Halliburton Company 1,797,972
3,317 HF Sinclair Corporation 187,377
1,382 International Seaways, Inc. 74,130
27,409 Liberty Energy, Inc. 569,833
4,914 Magnolia Oil & Gas Corporation 101,327
24,484 Marathon Oil Corporation 559,459
9,866 Marathon Petroleum Corporation 1,633,810
53,121 Matador Resources Company 2,915,812
9,487 Murphy Oil Corporation 367,147
98,181 NOV, Inc. 1,915,511
4,902 Ovintiv, Inc. 207,943
16,075 Par Pacific Holdings, Inc.
b
588,184
4,339 Patterson-UTI Energy, Inc. 48,120
6,012 Phillips 66 867,592
8,012 Pioneer Natural Resources
Company 1,841,398
51,121 ProPetro Holding Corporation
b
432,484
16,551 Schlumberger NV 806,034

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Energy (1.0%) - continued
12,686 Shell plc NVDR $ 798,076
18,318 SM Energy Company 679,231
2,828 Solaris Oilfield Infrastructure, Inc. 21,210
187,240 TechnipFMC plc 3,621,222
17,476 TETRA Technologies, Inc.
b
73,224
6,840 U.S. Silica Holdings, Inc.
b
73,325
13,694 Viper Energy, Inc. 427,527
24,951 Williams Companies, Inc. 864,802
Total 39,295,619
Financials (3.9%)
2,588 1st Source Corporation 135,275
9,227 Allstate Corporation 1,432,492
68,763 Ally Financial, Inc. 2,522,227
5,064 Amalgamated Financial
Corporation 134,500
2,782 Amerant Bancorp, Inc. 62,901
2,580 American Express Company 517,909
2,484 American Financial Group, Inc. 299,074
31,479 American International Group, Inc. 2,188,105
2,771 Ameriprise Financial, Inc. 1,071,906
1,273 Ameris Bancorp 63,192
61 Apollo Global Management, Inc. 6,124
8,744 Arch Capital Group, Ltd.
b
720,768
5,479 Arthur J. Gallagher & Company 1,272,005
4,861 Artisan Partners Asset
Management, Inc. 203,676
961 AssetMark Financial Holdings,
Inc.
b
29,474
3,456 Associated Banc-Corp 72,611
1,348 Assurant, Inc. 226,397
3,372 Assured Guaranty, Ltd. 273,570
1,066 Atlantic Union Bankshares
Corporation
a
36,415
1,290 Axis Capital Holdings, Ltd. 76,781
3,596 Axos Financial, Inc.
b
199,326
111,460 Bank of America Corporation 3,790,755
473 Bank of Hawaii Corporation
a
29,908
6,199 Bank of Marin Bancorp 121,376
23,743 Bank of N.T. Butterfield & Son, Ltd. 720,125
48,843 Bank of New York Mellon
Corporation 2,708,833
3,562 Bank OZK 160,682
3,604 BankFinancial Corporation 39,067
552 BankUnited, Inc. 15,600
6,455 Banner Corporation 300,674
419 Bar Harbor Bankshares 11,024
1,159 BayCom Corporation 23,655
6,781 BCB Bancorp, Inc. 84,220
9,218 Berkshire Hathaway, Inc.
b
3,537,315
13,000 Berkshire Hills Bancorp, Inc. 312,000
1,900 BlackRock, Inc. 1,471,189
3,985 Block, Inc.
b
259,065
51,504 Blue Owl Capital, Inc. 800,372
286 BOK Financial Corporation 23,978
55,542 Bridgewater Bancshares, Inc.
b
694,830
6,793 Brighthouse Financial, Inc.
b
351,674
7,448 BrightSpire Capital, Inc. 53,253
16,301 Brookline Bancorp, Inc. 176,377
15,133 Brown & Brown, Inc. 1,173,715
6,505 Business First Bancshares, Inc. 146,688
5,513 Byline Bancorp, Inc. 120,404
5,975 Cadence Bank 159,054
603 Camden National Corporation 21,726
421 Capital City Bank Group, Inc. 12,032
Shares Common Stock (23.6%) Value
Financials (3.9%) - continued
10,718 Capital One Financial Corporation $ 1,450,360
26,535 Capitol Federal Financial, Inc. 168,232
49,702 Carlyle Group, Inc. 1,989,074
1,244 Cathay General Bancorp 51,215
9,131 Cboe Global Markets, Inc. 1,678,734
20,896 Central Pacific Financial
Corporation 402,666
621 Central Valley Community Bancorp 12,060
36,210 Charles Schwab Corporation 2,278,333
18,796 Chubb, Ltd. 4,605,020
8,425 Cincinnati Financial Corporation 933,490
6,099 Citigroup, Inc. 342,581
5,994 Citizens Financial Group, Inc. 196,004
556 CNA Financial Corporation 24,503
5,399 CNB Financial Corporation 115,269
22,338 Columbia Banking System, Inc. 450,334
29,525 Comerica, Inc. 1,552,424
4,769 Commerce Bancshares, Inc.
b
248,560
804 Community Bank System, Inc. 36,799
8,425 Community Trust Bancorp, Inc. 349,637
786 ConnectOne Bancorp, Inc. 17,952
4,828 CrossFirst Bankshares, Inc.
b
68,171
2,294 Cullen/Frost Bankers, Inc. 243,439
5,153 Customers Bancorp, Inc.
b
275,376
1,581 CVB Financial Corporation 26,513
1,857 Dime Community Bancshares, Inc. 42,358
9,802 Discover Financial Services 1,034,307
5,483 Eagle Bancorp, Inc. 135,924
7,782 East West Bancorp, Inc. 566,607
146 Eastern Bankshares, Inc. 2,038
8,833 Ellington Residential Mortgage
REIT 52,910
2,807 Employers Holdings, Inc. 117,108
5,243 Enova International, Inc.
b
285,376
8,124 Enterprise Financial Services
Corporation 338,202
3,632 Equity Bancshares, Inc. 119,311
560 EVERTEC, Inc. 22,490
102,489 F.N.B. Corporation 1,350,805
1,206 FactSet Research Systems, Inc. 573,960
32,595 Federated Hermes, Inc. 1,139,521
3,354 Fidelity National Information
Services, Inc. 208,820
2,714 Fifth Third Bancorp 92,927
6,562 Financial Institutions, Inc. 137,146
17,282 First Bancorp/Puerto Rico 288,264
9,808 First Bancshares, Inc. 249,417
250 First Citizens BancShares, Inc./NC 377,500
16,872 First Commonwealth Financial
Corporation 236,377
7,964 First Financial Bancorp 178,553
3,393 First Financial Bankshares, Inc. 105,963
3,534 First Financial Corporation 139,310
2,081 First Hawaiian, Inc. 45,137
23,104 First Horizon Corporation 329,001
3,487 First Internet Bancorp 115,001
1,314 First Interstate BancSystem, Inc. 36,161
4,328 First Merchants Corporation 146,330
3,953 First Mid-Illinois Bancshares, Inc. 124,401
9,634 First of Long Island Corporation 115,801
7,748 Fiserv, Inc.
b
1,099,209
514 Five Star Bancorp 12,249
984 FleetCor Technologies, Inc.
b
285,291
7,675 Flushing Financial Corporation 123,030
4,410 Flywire Corporation
b
94,242

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Financials (3.9%) - continued
15,522 Fulton Financial Corporation $ 241,988
18,773 Genworth Financial, Inc.
b
115,829
41,960 Glacier Bancorp, Inc. 1,622,174
12,218 Global Payments, Inc. 1,627,804
4,134 Great Southern Bancorp, Inc. 215,340
5,114 Green Dot Corporation
b
46,077
22,540 Hamilton Lane, Inc. 2,613,288
8,306 Hancock Whitney Corporation 374,684
23,904 Hanmi Financial Corporation 400,392
3,960 Hanover Insurance Group, Inc. 522,760
3,603 Hartford Financial Services Group,
Inc. 313,317
36,169 Heartland Financial USA, Inc. 1,282,914
18,020 Heritage Commerce Corporation 160,198
14,513 Heritage Financial Corporation 292,437
5,899 Home BancShares, Inc. 138,273
8,598 Hometrust Bancshares, Inc. 233,436
32,333 Hope Bancorp, Inc. 358,250
814 Horace Mann Educators
Corporation 29,980
10,962 Horizon Bancorp, Inc. 143,712
44,404 Houlihan Lokey, Inc. 5,318,711
5,065 Huntington Bancshares, Inc./OH 64,477
947 Independent Bank Corporation 53,117
8,636 Independent Bank Corporation/MI 219,700
38,250 Intercontinental Exchange, Inc. 4,870,372
1,018 International Bancshares
Corporation 53,811
10,355 Invesco Mortgage Capital, Inc. 91,228
46,457 Invesco, Ltd. 735,414
38,502 J.P. Morgan Chase & Company 6,713,209
783 Jack Henry & Associates, Inc. 129,845
26,904 Janus Henderson Group plc 773,759
18,041 KeyCorp 262,136
16,018 Kinsale Capital Group, Inc. 6,368,276
2,091 KKR & Company, Inc. 181,039
10,183 Lazard, Inc. 396,933
10,595 M&T Bank Corporation 1,463,169
1,286 MarketAxess Holdings, Inc. 290,006
13,893 Marsh & McLennan Companies,
Inc. 2,693,019
5,764 Mastercard, Inc. 2,589,362
4,305 Mercantile Bank Corporation 172,587
23,588 MetLife, Inc. 1,635,120
25,169 MFA Financial, Inc. 278,621
112,502 MGIC Investment Corporation 2,232,040
1,353 Mid Penn Bancorp, Inc. 28,927
7,012 Midland States Bancorp, Inc. 184,135
13,526 MidWestOne Financial Group, Inc. 344,913
12,187 Morgan Stanley 1,063,194
17,503 Mr. Cooper Group, Inc.
b
1,179,002
8,917 MSCI, Inc. 5,337,895
1,093 MVB Financial Corporation 23,423
54,242 Nasdaq, Inc. 3,133,560
9,687 National Bank Holdings
Corporation 339,045
11,074 Navient Corporation 190,694
2,986 NCR Atleos Corporation
b
66,857
31,257 New York Community Bancorp,
Inc. 202,233
37,072 NMI Holdings, Inc.
b
1,183,338
19,885 Northern Trust Corporation 1,583,641
422 Northfield Bancorp, Inc. 5,077
427 Northrim BanCorp, Inc. 21,576
9,287 Northwest Bancshares, Inc. 114,880
Shares Common Stock (23.6%) Value
Financials (3.9%) - continued
34,147 NU Holdings, Ltd./Cayman
Islands
b
$ 294,006
12,081 OceanFirst Financial Corporation 208,156
8,697 OFG Bancorp 319,789
8,989 Old National Bancorp 148,049
7,546 Old Republic International
Corporation 211,590
6,221 Old Second Bancorp, Inc. 84,730
22,264 OneMain Holdings, Inc. 1,059,766
1,357 Pacific Premier Bancorp, Inc. 34,427
23,497 PayPal Holdings, Inc.
b
1,441,541
2,254 PCB Bancorp 37,754
1,804 PennyMac Financial Services, Inc. 157,345
5,955 Peoples Bancorp, Inc./OH 174,482
2,922 Pinnacle Financial Partners, Inc. 258,246
569 PNC Financial Services Group,
Inc. 86,038
2,531 Popular, Inc. 216,274
6,672 Premier Financial Corporation 139,378
684 PROG Holdings, Inc.
b
20,958
16,492 Prosperity Bancshares, Inc. 1,054,004
10,414 Provident Financial Services, Inc. 172,352
2,011 Prudential Financial, Inc. 211,014
30,509 Radian Group, Inc. 884,151
17,956 Raymond James Financial, Inc. 1,978,392
3,187 Regions Financial Corporation 59,501
49,590 Rithm Capital Corporation 530,613
26,988 RLI Corporation 3,680,354
5,739 S&T Bancorp, Inc. 191,338
6,767 Sandy Spring Bancorp, Inc. 164,979
455 Seacoast Banking Corporation of
Florida 11,175
40,124 SEI Investments Company 2,537,442
1,058 ServisFirst Bancshares, Inc. 71,034
4,768 Shore Bancshares, Inc. 61,698
1,398 Simmons First National
Corporation 26,576
1,046 SmartFinancial, Inc. 24,330
595 Southern First Bancshares, Inc.
b
22,307
2,693 SouthState Corporation 223,788
3,488 State Street Corporation 257,659
6,903 Stellar Bancorp, Inc. 172,782
1,231 Synchrony Financial 47,849
11,089 Synovus Financial Corporation 417,612
152 T. Rowe Price Group, Inc. 16,484
3,557 Territorial Bancorp, Inc. 38,202
3,593 Towne Bank/Portsmouth, VA 100,999
5,355 TPG, Inc. 222,929
18,115 Tradeweb Markets, Inc. 1,727,990
882 TriCo Bancshares 32,061
45,409 Triumph Financial, Inc.
b
3,208,146
703 Truist Financial Corporation 26,053
5,688 TrustCo Bank Corporation NY 164,383
1,257 Trustmark Corporation 33,926
15,425 Two Harbors Investment
Corporation 192,196
2,781 U.S. Bancorp 115,523
1,290 UMB Financial Corporation 106,425
4,366 United Bankshares, Inc. 156,521
2,589 United Community Banks, Inc. 70,783
6,829 Univest Financial Corporation 145,048
8,683 Unum Group 419,736
13,040 Valley National Bancorp 125,445
7,927 Veritex Holdings, Inc. 166,546
27,860 Virtu Financial, Inc. 467,769
7,079 Visa, Inc. 1,934,408

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Financials (3.9%) - continued
12,901 Voya Financial, Inc. $ 933,645
7,055 WaFd, Inc. 204,877
1,379 Walker & Dunlop, Inc. 133,198
7,722 Webster Financial Corporation 382,085
99,143 Wells Fargo & Company 4,974,996
3,334 Westamerica Bancorporation 159,098
60,482 Western Alliance Bancorp 3,868,429
72,179 Western Union Company 907,290
118 Willis Towers Watson plc 29,063
2,183 Wintrust Financial Corporation 211,707
2,964 WSFS Financial Corporation 131,928
1,873 XP, Inc. 46,038
16,935 Zions Bancorp NA 709,577
Total 159,880,289
Health Care (3.0%)
36,198 Abbott Laboratories 4,095,804
10,372 AbbVie, Inc. 1,705,157
7,415 ACADIA Pharmaceuticals, Inc.
b
192,123
21,009 Agilent Technologies, Inc. 2,733,271
3,286 Agios Pharmaceuticals, Inc.
b
74,329
2,268 Aldeyra Therapeutics, Inc.
b
7,099
7,321 Align Technology, Inc.
b
1,957,050
22,521 Alkermes plc
b
609,193
2,212 Amgen, Inc. 695,143
8,330 Amicus Therapeutics, Inc.
b
103,542
12,673 Amneal Pharmaceuticals, Inc.
b
67,801
3,633 Anika Therapeutics, Inc.
b
85,448
7,511 Apellis Pharmaceuticals, Inc.
b
475,371
6,144 Argenx SE ADR
b
2,337,853
11,286 Ascendis Pharma AS ADR
b
1,466,390
21,393 AstraZeneca plc ADR 1,425,629
103,707 Avantor, Inc.
b
2,384,224
11,270 Azenta, Inc.
b
734,804
2,012 Baxter International, Inc. 77,844
5,802 Biogen, Inc.
b
1,431,121
183 BioMarin Pharmaceutical, Inc.
b
16,119
234 Bio-Rad Laboratories, Inc.
b
75,088
26,280 Bio-Techne Corporation 1,848,010
8,598 Bruker Corporation 614,843
10,885 CareDx, Inc.
b
93,176
11,680 Centene Corporation
b
879,621
8,637 Certara, Inc.
b
139,574
6,336 Charles River Laboratories
International, Inc.
b
1,370,350
1,693 Chemed Corporation 1,003,593
5,477 Cigna Group 1,648,303
1,477 Codexis, Inc.
b
3,884
1,854 Cooper Companies, Inc. 691,598
9,397 Danaher Corporation 2,254,434
9,687 Deciphera Pharmaceuticals, Inc.
b
138,718
16,118 Definitive Healthcare Corporation
b
137,003
3,803 Denali Therapeutics, Inc.
b
60,886
36,478 Dentsply Sirona, Inc. 1,267,610
17,225 Dexcom, Inc.
b
2,090,254
5,289 Dynavax Technologies
Corporation
b
68,334
20,650 Edwards Lifesciences
Corporation
b
1,620,405
125,842 Elanco Animal Health, Inc.
b
1,854,911
6,254 Elevance Health, Inc. 3,085,974
3,669 Eli Lilly & Company 2,368,743
1,110 Enanta Pharmaceuticals, Inc.
b
13,486
61,337 Enovis Corporation
b
3,600,482
17,963 Exelixis, Inc.
b
390,875
Shares Common Stock (23.6%) Value
Health Care (3.0%) - continued
27,075 Gilead Sciences, Inc. $ 2,118,889
18,321 GoodRx Holdings, Inc.
b
109,926
71,387 Halozyme Therapeutics, Inc.
b
2,416,450
5,557 HCA Healthcare, Inc. 1,694,329
5,402 ICON plc
b
1,409,220
108 IDEXX Laboratories, Inc.
b
55,629
901 Illumina, Inc.
b
128,852
21,140 Immunocore Holdings plc ADR
a,b
1,528,211
11,694 Inspire Medical Systems, Inc.
b
2,465,914
2,046 Intuitive Surgical, Inc.
b
773,838
799 IQVIA Holding, Inc.
b
166,376
1,634 Jazz Pharmaceuticals, Inc.
b
200,524
22,476 Johnson & Johnson 3,571,436
2,562 Kodiak Sciences, Inc.
b
10,274
9,581 Laboratory Corporation of America
Holdings 2,129,856
22,902 Lantheus Holdings, Inc.
b
1,189,301
156 Ligand Pharmaceuticals, Inc.
b
11,404
2,250 LivaNova plc
b
109,530
10,136 Masimo Corporation
b
1,306,936
72 Medpace Holdings, Inc.
b
20,994
50,861 Medtronic plc 4,452,372
35,052 Merck & Company, Inc. 4,233,581
1,499 Molina Healthcare, Inc.
b
534,304
5,066 Myriad Genetics, Inc.
b
108,362
17,386 Natera, Inc.
b
1,146,433
664 National HealthCare Corporation 61,779
21,187 Neogen Corporation
b
328,398
7,605 Novo Nordisk AS ADR
b
872,598
14,958 Nuvation Bio, Inc.
b
24,232
113,127 Option Care Health, Inc.
b
3,534,087
8,601 Organon & Company 143,207
4,689 Pacira Pharmaceuticals, Inc.
b
152,814
38,609 Paragon 28, Inc.
b
489,562
766 Pediatrix Medical Group, Inc.
b
7,170
33,414 Pfizer, Inc. 904,851
27,045 Phreesia, Inc.
b
689,107
98,325 Progyny, Inc.
b
3,745,199
4,341 PTC Therapeutics, Inc.
b
113,257
1,819 QIAGEN NV 79,418
8,120 QuidelOrtho Corporation
b
556,301
15,380 Repligen Corporation
b
2,912,972
10,046 Rocket Pharmaceuticals, Inc.
b
288,622
1,717 Royalty Pharma plc 48,746
8,385 Sarepta Therapeutics, Inc.
b
997,731
108,180 scPharmaceuticals, Inc.
b
530,082
4,566 Sensus Healthcare, Inc.
b
14,839
11,868 ShockWave Medical, Inc.
b
2,685,135
3,344 Stryker Corporation 1,121,845
1,541 Teleflex, Inc. 374,201
7,203 TG Therapeutics, Inc.
b
116,977
7,059 Thermo Fisher Scientific, Inc. 3,804,660
4,207 UnitedHealth Group, Inc. 2,152,890
3,849 Vanda Pharmaceuticals, Inc.
b
13,856
9,796 Veeva Systems, Inc.
b
2,031,788
14,203 Veracyte, Inc.
b
355,359
45,829 Vericel Corporation
b
1,969,730
3,003 Vertex Pharmaceuticals, Inc.
b
1,301,440
69,391 Viemed Healthcare, Inc.
b
563,455
2,602 Waters Corporation
b
826,681
1,020 West Pharmaceutical Services,
Inc. 380,491
3,690 Zentalis Pharmaceuticals, Inc.
b
43,726
20,247 Zimmer Biomet Holdings, Inc. 2,543,023

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Health Care (3.0%) - continued
25,012 Zoetis, Inc. $ 4,697,504
Total 123,366,144
Industrials (3.7%)
5,716 A.O. Smith Corporation 443,619
737 Acuity Brands, Inc. 175,524
20,430 Advanced Drainage Systems, Inc. 2,664,481
11,291 AECOM 995,753
3,657 AGCO Corporation 447,361
39,041 Air Lease Corporation 1,632,304
11,904 Alight, Inc.
b
106,184
4,635 Allison Transmission Holdings, Inc. 280,603
16,844 AMETEK, Inc. 2,729,570
11,962 Armstrong World Industries, Inc. 1,186,750
45,288 ASGN, Inc.
b
4,203,632
10,938 Automatic Data Processing, Inc. 2,688,342
1,299 Axon Enterprise, Inc.
b
323,529
3,298 AZZ, Inc. 205,960
119,903 Badger Infrastructure Solutions,
Ltd. 4,166,662
18,904 Beacon Roofing Supply, Inc.
b
1,566,953
103 Boise Cascade Company 13,952
186 Brady Corporation 11,203
107 Builders FirstSource, Inc.
b
18,589
8,400 Carlisle Companies, Inc. 2,639,784
19,344 Casella Waste Systems, Inc.
b
1,650,817
5,042 Caterpillar, Inc. 1,514,163
8,043 Cimpress plc
b
604,994
128,921 CNH Industrial NV 1,547,052
356 Columbus McKinnon Corporation 13,909
13,824 Conduent Incorporated
b
49,766
2,708 CSW Industrials, Inc. 572,932
129,088 CSX Corporation 4,608,442
7,367 Cummins, Inc. 1,762,923
10,490 Curtiss-Wright Corporation 2,334,759
37,443 Delta Air Lines, Inc. 1,465,519
5,199 Donaldson Company, Inc. 335,803
28 Dover Corporation 4,194
6,232 EMCOR Group, Inc. 1,421,582
213 Equifax, Inc. 52,044
160,968 ExlService Holdings, Inc.
b
5,035,079
1,684 Expeditors International of
Washington, Inc. 212,740
41,778 Fastenal Company 2,850,513
14,286 Ferguson plc 2,683,768
57,285 Flowserve Corporation 2,287,390
59,431 Fluor Corporation
b
2,241,143
9,275 Gates Industrial Corporation plc
b
119,462
8,839 General Dynamics Corporation 2,342,247
9,318 General Electric Company 1,233,890
2,985 Gibraltar Industries, Inc.
b
241,546
153 GMS, Inc.
b
12,877
655 Gorman-Rupp Company 21,870
2,911 Graco, Inc. 248,308
21,508 Greenbrier Companies, Inc. 977,754
1,692 Griffon Corporation 98,576
50,557 Helios Technologies, Inc. 2,085,982
3,101 Herc Holdings, Inc. 457,367
9,913 Hillman Solutions Corporation
b
87,135
10,321 Honeywell International, Inc. 2,087,525
125,432 Howmet Aerospace, Inc. 7,056,804
537 Hubbell, Inc. 180,201
7,670 IDEX Corporation 1,622,205
3,833 Ingersoll Rand, Inc. 306,103
4,620 Interface, Inc. 57,334
Shares Common Stock (23.6%) Value
Industrials (3.7%) - continued
233,581 Janus International Group, Inc.
b
$ 3,305,171
7,971 JB Hunt Transport Services, Inc. 1,602,012
302 Johnson Controls International plc 15,912
7,974 Kennametal, Inc. 195,523
8,403 L3Harris Technologies, Inc. 1,751,353
36,506 Legalzoom.com, Inc.
b
376,377
15,115 Lincoln Electric Holdings, Inc. 3,358,855
10,692 ManpowerGroup, Inc. 792,705
18,562 Masco Corporation 1,249,037
75,798 Masterbrand, Inc.
b
1,066,478
3,103 Matson, Inc. 347,629
15,769 Maximus, Inc. 1,279,181
15,822 Middleby Corporation
b
2,232,010
21,957 Miller Industries, Inc. 883,769
6,244 Moog, Inc. 872,911
4,560 MSC Industrial Direct Company,
Inc. 449,981
1,110 MYR Group, Inc.
b
159,674
348 National Presto Industries, Inc. 27,551
740 NEXTracker, Inc.
b
33,500
1,209 Northrop Grumman Corporation 540,133
31,911 nVent Electric plc 1,915,936
6,339 Old Dominion Freight Line, Inc. 2,478,676
17,880 Oshkosh Corporation 1,968,588
1,612 Otis Worldwide Corporation 142,565
22,193 Owens Corning, Inc. 3,362,905
7,334 PACCAR, Inc. 736,260
4,196 Parker-Hannifin Corporation 1,949,042
1,536 Paycom Software, Inc. 292,209
1,123 Paylocity Holding Corporation
b
177,894
40,468 Pentair plc 2,961,044
3,014 Quanta Services, Inc. 584,867
12,964 Regal Rexnord Corporation 1,730,175
834 Republic Services, Inc. 142,714
4,739 Resideo Technologies, Inc.
b
79,473
1,926 Rockwell Automation, Inc. 487,817
3,398 Rush Enterprises, Inc. 152,604
6,624 Saia, Inc.
b
2,984,642
70,663 Schneider National, Inc. 1,732,657
14,892 Sensata Technologies Holding plc 538,644
12,689 Simpson Manufacturing Company,
Inc. 2,296,582
10,953 SiteOne Landscape Supply, Inc.
b
1,692,786
10,891 SkyWest, Inc.
b
580,055
465 Snap-On, Inc. 134,817
2,296 Southwest Airlines Company 68,627
1,876 SS&C Technologies Holdings, Inc. 114,474
4,405 Standex International Corporation 650,442
1,332 Sterling Construction Company,
Inc.
b
100,033
13,515 Tennant Company 1,277,438
7,059 Terex Corporation 433,634
3,078 Textron, Inc. 260,737
711 Thermon Group Holdings, Inc.
b
23,307
47,514 Timken Company 3,891,872
1,283 Titan Machinery, Inc.
b
34,295
12,338 Trane Technologies plc 3,109,793
22,165 TransUnion 1,533,596
6,184 Trex Company, Inc.
b
503,872
13,714 Uber Technologies, Inc.
b
895,113
141 UniFirst Corporation/MA 23,888
17,360 United Parcel Service, Inc. 2,463,384
2,167 United Rentals, Inc. 1,355,242
6,670 Upwork, Inc.
b
91,446
171 Valmont Industries, Inc. 38,596

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Industrials (3.7%) - continued
9,131 Verra Mobility Corporation
b
$ 218,322
2,189 Vertiv Holdings Company 123,306
3,000 Wabash National Corporation 75,900
2,474 Watsco, Inc. 967,285
31,740 WillScot Mobile Mini Holdings
Corporation
b
1,501,302
Total 148,406,091
Information Technology (4.7%)
5,664 8x8, Inc.
b
19,031
5,139 Adobe, Inc.
b
3,174,771
12,474 Advanced Micro Devices, Inc.
b
2,091,765
12,531 Agilysys, Inc.
b
1,048,970
774 Alpha and Omega Semiconductor,
Ltd.
b
19,861
7,837 Amkor Technology, Inc. 248,119
38,144 Amphenol Corporation 3,856,358
1,165 ANSYS, Inc.
b
381,922
93,035 Apple, Inc. 17,155,654
14,865 Applied Materials, Inc. 2,442,319
3,834 AppLovin Corporation
b
157,692
8,639 Arista Networks, Inc.
b
2,234,737
7,402 Autodesk, Inc.
b
1,878,702
2,049 Broadcom, Inc. 2,417,820
3,384 CDW Corporation 767,220
23,437 Ciena Corporation
b
1,242,161
125,583 Cisco Systems, Inc. 6,301,755
26,554 Cognex Corporation 959,662
147 Cognizant Technology Solutions
Corporation 11,337
25,885 Cohu, Inc.
b
824,696
16,787 CommScope Holding Company,
Inc.
b
38,946
1,178 CommVault Systems, Inc.
b
107,999
1,031 Corning, Inc. 33,497
8,574 Crane NXT Company 499,693
5,027 Credo Technology Group Holding,
Ltd.
b
103,104
4,492 CyberArk Software, Ltd.
b
1,048,792
1,869 Datadog, Inc.
b
232,578
24,226 Descartes Systems Group, Inc.
b
2,121,955
3,118 DocuSign, Inc.
b
189,949
10,426 Dolby Laboratories, Inc. 867,235
90,613 Dropbox, Inc.
b
2,870,620
36,150 Dynatrace Holdings, LLC
b
2,060,550
1,068 Elastic NV
b
125,020
7,449 Enphase Energy, Inc.
b
775,664
876 EPAM Systems, Inc.
b
243,624
790 F5, Inc.
b
145,123
67 First Solar, Inc.
b
9,802
53,940 Flex, Ltd.
b
1,280,536
5,838 FormFactor, Inc.
b
226,339
8,742 Fortinet, Inc.
b
563,772
17 Gartner, Inc.
b
7,776
57,381 Gilat Satellite Networks, Ltd.
b
363,222
17,051 Gitlab, Inc.
b
1,212,497
5,372 Globant SA
b
1,266,771
1,049 GoDaddy, Inc.
b
111,886
93,130 Grid Dynamics Holdings, Inc.
b
1,215,346
52,100 Guidewire Software, Inc.
b
5,818,528
43,158 Hackett Group, Inc. 997,813
14,682 Hewlett Packard Enterprise
Company 224,488
138 HP, Inc. 3,962
3,420 HubSpot, Inc.
b
2,089,620
Shares Common Stock (23.6%) Value
Information Technology (4.7%) - continued
3,047 Insight Enterprises, Inc.
b
$ 562,903
3,454 IPG Photonics Corporation
b
338,112
33,142 JFrog, Ltd.
b
1,078,109
2,720 Keysight Technologies, Inc.
b
416,867
2,919 KLA Corporation 1,734,003
61,327 Knowles Corporation
b
1,000,243
14,879 Kyndryl Holdings, Inc.
b
305,317
2,759 Lam Research Corporation 2,276,644
45,211 Lattice Semiconductor
Corporation
b
2,751,541
9,973 Littelfuse, Inc. 2,412,469
14,565 LiveRamp Holding, Inc.
b
575,026
5,189 Marvell Technology, Inc. 351,295
444 Microchip Technology, Inc. 37,820
56,409 Microsoft Corporation 22,427,090
3,110 MKS Instruments, Inc. 331,060
1,257 MongoDB, Inc.
b
503,454
3,442 Monolithic Power Systems, Inc. 2,074,562
237 Motorola Solutions, Inc. 75,722
6,115 NetApp, Inc. 533,228
2,694 NICE, Ltd. ADR
a,b
560,621
13,999 Nova, Ltd.
b
2,027,195
20,002 NVIDIA Corporation 12,306,631
4,889 ON Semiconductor Corporation
b
347,755
11,372 Onto Innovation, Inc.
b
1,836,578
394 OSI Systems, Inc.
b
50,444
54,490 PagerDuty, Inc.
b
1,290,323
6,997 Palo Alto Networks, Inc.
b
2,368,554
35,230 PDF Solutions, Inc.
b
1,099,176
13,529 Plexus Corporation
b
1,281,467
946 Procore Technologies, Inc.
b
67,535
11,812 PTC, Inc.
b
2,133,838
8,795 Q2 Holdings, Inc.
b
374,227
1,365 Qorvo, Inc.
b
136,145
55,321 QUALCOMM, Inc. 8,215,722
3,853 Rapid7, Inc.
b
212,031
2,619 RingCentral, Inc.
b
88,758
15,368 Salesforce, Inc.
b
4,319,791
49,152 Samsung Electronics Company,
Ltd. 2,670,764
3,525 ServiceNow, Inc.
b
2,698,035
5,719 Shopify, Inc.
b
457,920
17,260 Silicon Laboratories, Inc.
b
2,129,194
2,538 Skyworks Solutions, Inc. 265,119
13,891 SolarWinds Corporation
b
164,192
3,984 Sprinklr, Inc.
b
49,720
70,605 Sprout Social, Inc.
b
4,330,205
10,878 SPS Commerce, Inc.
b
1,999,376
409 Squarespace, Inc.
b
12,679
4,203 Synopsys, Inc.
b
2,241,670
18,457 TE Connectivity, Ltd. 2,624,401
346 Teledyne Technologies, Inc.
b
144,791
3,279 Tenable Holdings, Inc.
b
154,441
7,732 Teradata Corporation
b
357,064
86 Teradyne, Inc. 8,307
11,016 Trimble, Inc.
b
560,274
246,988 TTM Technologies, Inc.
b
3,435,603
6,438 Tyler Technologies, Inc.
b
2,721,665
15,368 Unisys Corporation
b
103,580
6,700 Universal Display Corporation 1,137,459
7,843 Upland Software, Inc.
b
32,548
72,449 Varonis Systems, Inc.
b
3,251,511
11,891 VeriSign, Inc.
b
2,364,882
17,023 Viavi Solutions, Inc.
b
167,336
18,249 Vishay Intertechnology, Inc. 396,551

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Information Technology (4.7%) - continued
20,174 Vontier Corporation $ 697,819
22,175 Wolfspeed, Inc.
b
721,796
29,687 Workiva, Inc.
b
2,759,110
3,478 Xerox Holdings Corporation 64,204
14,733 Yext, Inc.
b
87,367
1,226 Zoom Video Communications,
Inc.
b
79,212
Total 191,482,310
Materials (0.8%)
122 Albemarle Corporation 13,998
21,076 Alcoa Corporation 627,011
1,056 AptarGroup, Inc. 137,153
61,839 Axalta Coating Systems, Ltd.
b
2,004,820
14,625 Ball Corporation 810,956
8,155 Berry Plastics Group, Inc. 533,826
8,812 Carpenter Technology Corporation 542,731
6,884 Celanese Corporation 1,007,060
22,129 CF Industries Holdings, Inc. 1,670,961
2,117 Chemours Company 63,870
20,878 Cleveland-Cliffs, Inc.
b
418,604
8,072 Corteva, Inc. 367,115
4,487 Eagle Materials, Inc. 1,015,318
15,060 Eastman Chemical Company 1,258,263
28,956 Huntsman Corporation 710,580
24,082 Ingevity Corporation
b
1,049,012
5,047 Innospec, Inc. 586,007
75,305 Ivanhoe Mines, Ltd.
b
790,326
1,688 Kaiser Aluminum Corporation 109,551
4,352 Linde plc 1,761,820
10,311 Louisiana-Pacific Corporation 686,197
349 LyondellBasell Industries NV 32,848
3,777 Martin Marietta Materials, Inc. 1,920,302
23,213 Mosaic Company 712,871
1,648 Myers Industries, Inc. 30,900
1,784 Newmont Corporation 61,566
11,992 Nucor Corporation 2,241,665
9,730 O-I Glass, Inc.
b
141,669
5,445 Orion SA 121,968
3,681 PPG Industries, Inc. 519,168
168,085 Ranpak Holdings Corporation
b
692,510
428 Reliance Steel & Aluminum
Company 122,160
11,797 RPM International, Inc. 1,258,268
1,408 Ryerson Holding Corporation 48,323
5,571 Schnitzer Steel Industries, Inc. 146,685
9,240 Steel Dynamics, Inc. 1,115,176
41,108 Summit Materials, Inc.
b
1,487,288
12,764 SunCoke Energy, Inc. 130,831
4,753 TimkenSteel Corporation
b
97,674
1,753 TriMas Corporation 43,264
9,954 Trinseo plc 60,023
155,721 Tronox Holdings plc 2,147,393
5,599 United States Lime & Minerals, Inc. 1,448,293
13,512 United States Steel Corporation 635,334
1,885 Vulcan Materials Company 426,029
Total 31,807,387
Real Estate (1.1%)
65,779 Agree Realty Corporation 3,921,086
4,766 Alexandria Real Estate Equities,
Inc. 576,209
1,160 Anywhere Real Estate, Inc.
b
8,259
2,603 Apartment Income REIT
Corporation 85,092
Shares Common Stock (23.6%) Value
Real Estate (1.1%) - continued
14,439 AvalonBay Communities, Inc. $ 2,584,725
6,007 Brixmor Property Group, Inc. 134,797
4,476 CareTrust REIT, Inc. 93,638
21,325 CBRE Group, Inc.
b
1,840,561
508 Centerspace 27,818
5,603 Chatham Lodging Trust 58,832
67,550 Compass, Inc.
b
232,372
15,618 CoStar Group, Inc.
b
1,303,791
14,045 Crown Castle, Inc. 1,520,371
5,158 CubeSmart 222,929
144,305 Cushman and Wakefield plc
b
1,518,089
10,335 DigitalBridge Group, Inc. 202,979
13,103 Douglas Elliman, Inc. 28,302
1,549 EastGroup Properties, Inc. 274,839
25,730 Elme Communities 372,570
20,622 EPR Properties 912,936
89,134 Equity Commonwealth 1,703,351
7,174 Equity Residential 431,803
99,931 Essential Properties Realty Trust,
Inc. 2,489,281
838 Essex Property Trust, Inc. 195,480
2,161 Extra Space Storage, Inc. 312,135
16,566 First Industrial Realty Trust, Inc. 853,480
8,478 FirstService Corporation 1,421,167
725 Forestar Group, Inc.
b
22,664
40,963 Four Corners Property Trust, Inc. 958,944
8,499 Getty Realty Corporation 235,082
78,248 Healthcare Realty Trust, Inc. 1,260,575
3,528 Howard Hughes Holdings, Inc.
b
282,522
83,833 Independence Realty Trust, Inc. 1,231,507
12,601 Industrial Logistics Properties Trust 50,152
880 Innovative Industrial Properties,
Inc. 82,042
63,889 Invitation Homes, Inc. 2,103,865
16,676 Kennedy-Wilson Holdings, Inc. 174,264
89,330 LXP Industrial Trust 812,010
67,576 National Storage Affiliates Trust 2,523,964
32,067 NetSTREIT Corporation 582,657
17,267 NNN REIT, Inc. 696,551
18,227 Park Hotels & Resorts, Inc. 274,863
2,359 Peakstone Realty Trust 34,158
21,377 Pebblebrook Hotel Trust 325,358
32,491 Phillips Edison and Company, Inc. 1,127,763
2,711 Plymouth Industrial REIT, Inc. 60,022
3,459 Realty Income Corporation 188,135
7,356 Regency Centers Corporation 461,001
11,942 Rexford Industrial Realty, Inc. 628,030
1,984 RMR Group, Inc. 51,763
8,737 Sabra Health Care REIT, Inc. 116,552
12,863 SBA Communications Corporation 2,879,511
25,024 Service Properties Trust 193,436
44,851 STAG Industrial, Inc. 1,656,796
19,078 Summit Hotel Properties, Inc. 123,625
1,574 Tanger, Inc. 42,341
13,977 Terreno Realty Corporation 834,846
32,122 UDR, Inc. 1,157,034
2,770 Ventas, Inc. 128,500
2,118 Welltower, Inc. 183,228
667 Zillow Group, Inc.
b
36,745
Total 44,847,398
Utilities (0.6%)
8,621 ALLETE, Inc. 509,587
11,056 Alliant Energy Corporation 537,985

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.6%) Value
Utilities (0.6%) - continued
1,857 American Electric Power
Company, Inc. $ 145,106
486 American Water Works Company,
Inc. 60,274
1,556 Artesian Resources Corporation 56,794
19,139 CenterPoint Energy, Inc. 534,744
17,523 Clearway Energy, Inc., Class A 393,566
17,943 Clearway Energy, Inc., Class C 434,938
16,472 Constellation Energy Corporation 2,009,584
18,631 Duke Energy Corporation 1,785,409
17,309 Entergy Corporation 1,726,746
98,318 Evergy, Inc. 4,991,605
7,018 Eversource Energy 380,516
1,162 NextEra Energy Partners, LP 34,686
155,429 NiSource, Inc. 4,036,491
25,931 Northwestern Energy Group, Inc. 1,247,800
3,143 OGE Energy Corporation 104,473
36,740 Portland General Electric
Company 1,503,768
20,227 Public Service Enterprise Group,
Inc. 1,172,964
9,904 Spire, Inc. 562,250
50,173 UGI Corporation 1,110,830
Total 23,340,116
Total Common Stock
(cost $776,022,808) 958,316,075
Principal
Amount Long-Term Fixed Income ( 10 .1% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
468,405
720 East CLO I, Ltd.
550,000
8.568%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
556,444
175,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
176,440
Access Group, Inc.
30,908
5.959%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
30,476
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
439,238
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
318,624
Ares XL CLO, Ltd.
525,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
519,778
Avis Budget Rental Car Funding
AESOP, LLC
137,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
138,709
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
281,221
Principal
Amount Long-Term Fixed Income (10.1%) Value
Asset-Backed Securities (0.2%) - continued
Commonbond Student Loan Trust
$ 20,305
5.950%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
$ 19,933
Drive Auto Receivables Trust
350,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 333,406
Dryden 36 Senior Loan Fund
450,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
450,081
Foundation Finance Trust
191,292
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
174,888
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
567,893
GSAA Home Equity Trust
959,251
4.468%,  8/25/2034, Ser.
2004-10, Class M2
e
871,674
Home Partners of America Trust
625,372
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
570,861
481,711
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
402,487
Laurel Road Prime Student Loan
Trust
119,993
5.910%,  11/25/2043, Ser.
2018-D, Class A
c,e
114,139
Longfellow Place CLO, Ltd.
121,204
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
c,e
121,153
National Collegiate Trust
123,157
5.745%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
120,063
Preston Ridge Partners Mortgage
Trust, LLC
307,076
5.115%,  1/25/2026, Ser.
2021-1, Class A1
c,e
304,852
Pretium Mortgage Credit Partners,
LLC
268,194
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
c,d
263,410
178,603
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
178,027
Progress Residential Trust
275,000
3.350%,  2/17/2041, Ser.
2024-SFR1, Class A
c,f
255,202
VCAT Asset Securitization, LLC
252,015
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
253,015
Vericrest Opportunity Loan
Transferee
232,673
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
225,760
154,887
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
150,172
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
215,323
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
209,209

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Asset-Backed Securities (0.2%) - continued
Wind River CLO, Ltd.
$ 325,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
$ 325,049
Total 9,055,932
Basic Materials (0.1%)
Alcoa Nederland Holding BV
94,000 5.500%,  12/15/2027
c
92,504
Anglo American Capital plc
200,000 3.875%,  3/16/2029
c
188,166
ATI, Inc.
66,000 7.250%,  8/15/2030 67,919
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
c
117,900
Chemours Company
85,000 5.750%,  11/15/2028
c
80,172
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 109,155
40,000 4.625%,  3/1/2029
c
37,500
Consolidated Energy Finance SA
178,000 5.625%,  10/15/2028
c
145,515
EIDP, Inc.
132,000 4.500%,  5/15/2026 131,623
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
c
155,744
FMC Corporation
134,000 5.150%,  5/18/2026 134,062
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
c
93,840
189,000 4.000%,  3/27/2027
c
183,884
133,000 6.125%,  10/6/2028
c
139,806
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,094
Hudbay Minerals, Inc.
101,000 4.500%,  4/1/2026
c
97,869
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
73,000 9.000%,  7/1/2028
c
71,351
Innophos Holdings, Inc.
35,000 9.375%,  2/15/2028
c
29,663
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
c
147,237
Mercer International, Inc.
42,000 5.125%,  2/1/2029
a
36,058
Methanex Corporation
55,000 4.250%,  12/1/2024 54,174
Mineral Resources, Ltd.
20,000 9.250%,  10/1/2028
c
21,125
Mosaic Company
129,000 5.375%,  11/15/2028 131,564
Novelis Corporation
55,000 3.250%,  11/15/2026
c
51,498
40,000 4.750%,  1/30/2030
c
37,100
55,000 3.875%,  8/15/2031
c
47,704
Nutrien, Ltd.
66,000 4.900%,  3/27/2028 66,329
OCI NV
64,000 4.625%,  10/15/2025
c
62,549
Olin Corporation
130,000 5.125%,  9/15/2027 126,100
Principal
Amount Long-Term Fixed Income (10.1%) Value
Basic Materials (0.1%) - continued
$ 10,000 5.625%,  8/1/2029 $ 9,797
SCIL IV, LLC/SCIL USA Holdings,
LLC
73,000 5.375%,  11/1/2026
c
70,962
SNF Group SACA
89,000 3.375%,  3/15/2030
c
76,439
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
c
77,668
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
a,c
69,758
Tronox, Inc.
36,000 4.625%,  3/15/2029
c
31,785
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
c
49,121
United States Steel Corporation
105,000 6.875%,  3/1/2029 106,398
Total 3,210,133
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
c
97,803
AECOM
72,000 5.125%,  3/15/2027 70,772
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
c
147,954
10,000 4.625%,  5/15/2030
c
9,025
ARD Finance SA
31,000 6.500%,  6/30/2027
c
14,979
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
a,c
103,152
Boeing Company
290,000 5.930%,  5/1/2060 289,548
157,000 5.040%,  5/1/2027 157,215
318,000 5.705%,  5/1/2040 320,332
Bombardier, Inc.
78,000 7.875%,  4/15/2027
c
77,900
75,000 6.000%,  2/15/2028
c
73,069
Brand Industrial Services, Inc.
32,000 10.375%,  8/1/2030
c
33,800
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
81,593
Canpack SA/Canpack US, LLC
147,000 3.875%,  11/15/2029
c
129,553
Carrier Global Corporation
125,000 2.700%,  2/15/2031 109,111
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
c
100,599
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
c
131,698
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
12,935
26,000 8.750%,  4/15/2030
c
24,699
CNH Industrial NV
104,000 3.850%,  11/15/2027 100,581
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
a,c
60,442
Covanta Holding Corporation
54,000 4.875%,  12/1/2029
c
46,639
CP Atlas Buyer, Inc.
94,000 7.000%,  12/1/2028
c
83,783

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Capital Goods (0.2%) - continued
Crown Cork & Seal Company, Inc.
$ 84,000 7.375%,  12/15/2026 $ 87,991
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
99,000 6.625%,  12/15/2030
c
99,997
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
c
57,788
145,000 3.500%,  9/1/2028
c
131,255
H&E Equipment Services, Inc.
169,000 3.875%,  12/15/2028
c
153,451
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
c
68,735
Howmet Aerospace, Inc.
120,000 3.000%,  1/15/2029 108,619
199,000 5.950%,  2/1/2037 204,940
Ingersoll Rand, Inc.
35,000 5.700%,  8/14/2033 36,553
John Deere Capital Corporation
108,000 4.950%,  7/14/2028 110,378
Lockheed Martin Corporation
122,000 5.200%,  2/15/2064 123,688
46,000 6.150%,  9/1/2036 51,556
Mauser Packaging Solutions
Holding Company
53,000 9.250%,  4/15/2027
c
51,158
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
c
91,000
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
49,759
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
c
93,739
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
102,806
Nordson Corporation
132,000 5.600%,  9/15/2028 136,004
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 267,345
OI European Group BV
87,000 4.750%,  2/15/2030
c
80,518
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
52,772
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
c
60,645
Parker-Hannifin Corporation
289,000 4.500%,  9/15/2029
a
288,815
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
a,c
91,673
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026
c
166,756
Republic Services, Inc.
130,000 2.900%,  7/1/2026 124,943
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
c
68,936
Rolls-Royce plc
49,000 5.750%,  10/15/2027
c
49,027
RTX Corporation
44,000 6.400%,  3/15/2054 50,672
101,000 4.125%,  11/16/2028 98,449
225,000 4.450%,  11/16/2038 208,144
Principal
Amount Long-Term Fixed Income (10.1%) Value
Capital Goods (0.2%) - continued
Sealed Air Corporation
$ 82,000 6.125%,  2/1/2028
c
$ 82,291
Smyrna Ready Mix Concrete, LLC
94,000 8.875%,  11/15/2031
c
98,753
Spirit AeroSystems, Inc.
108,000 9.750%,  11/15/2030
c
113,352
SRM Escrow Issuer, LLC
59,000 6.000%,  11/1/2028
c
57,669
Summit Materials, LLC/Summit
Materials Finance Corporation
27,000 7.250%,  1/15/2031
c
28,051
Textron, Inc.
200,000 3.375%,  3/1/2028 189,418
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
60,000 7.750%,  4/15/2026
c
60,156
Trane Technologies Financing, Ltd.
135,000 3.500%,  3/21/2026 131,577
TransDigm, Inc.
114,000 6.250%,  3/15/2026
c
113,225
176,000 5.500%,  11/15/2027 171,232
23,000 4.875%,  5/1/2029 21,496
114,000 7.125%,  12/1/2031
c
118,819
Triumph Group, Inc.
110,000 9.000%,  3/15/2028
c
116,066
Trivium Packaging Finance
54,000 5.500%,  8/15/2026
c
52,718
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 107,359
110,000 4.000%,  7/15/2030 100,586
Veralto Corporation
133,000 5.350%,  9/18/2028
c
135,769
Waste Management, Inc.
139,000 4.875%,  2/15/2034 139,937
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
c
62,966
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
c
71,904
Total 7,618,638
Collateralized Mortgage Obligations (0.4%)
Banc of America Alternative Loan
Trust
11,559
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,986
BINOM Securitization Trust
259,939
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
224,938
CHL Mortgage Pass-Through Trust
750,953
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 292,828
CHNGE Mortgage Trust
452,785
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
456,260
541,678
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
540,475
Citicorp Mortgage Securities, Inc.
257,053
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 225,582
Citigroup Mortgage Loan Trust,
Inc.
1,886
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
e
1,862

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
COLT Mortgage Loan Trust
$ 513,008
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
$ 437,248
Countrywide Alternative Loan Trust
54,989
4.012%,  10/25/2035, Ser.
2005-43, Class 4A1
e
44,314
280,007
7.000%,  10/25/2037, Ser.
2007-24, Class A10 102,500
Countrywide Home Loan
Mortgage Pass Through Trust
31,133
4.702%,  11/25/2035, Ser.
2005-22, Class 2A1
e
24,980
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 34,650
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
c,e
285,096
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
c,e
452,426
268,855
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
266,439
278,412
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
235,026
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
31,719
6.000%,  2/26/2024, Ser.
2006-AR5, Class 23A 16,919
Federal Home Loan Mortgage
Corporation - REMIC
776,041
4.000%,  1/25/2051, Ser.
5249, Class LA 752,790
533,009
4.000%,  9/25/2052, Ser.
5256, Class A 510,753
90,049
3.000%,  2/15/2033, Ser.
4170, Class IG
g
7,198
292,586
3.000%,  3/15/2033, Ser.
4180, Class PI
g
28,392
725,089
4.500%,  10/15/2033, Ser.
2695, Class BH 714,474
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 476,016
Federal National Mortgage
Association - REMIC
845,008
4.500%,  6/25/2052, Ser.
2022-43, Class MA 825,157
517,547
4.000%,  7/25/2052, Ser.
2022-37, Class PE 500,061
771,296
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 585,384
319,847
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
10,768
1,325,803
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,328,571
707,530
4.500%,  1/25/2046, Ser.
2022-68, Class BA 697,307
Flagstar Mortgage Trust
297,076
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
254,866
GCAT Trust
415,496
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
360,820
Principal
Amount Long-Term Fixed Income (10.1%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
GS Mortgage-Backed Securities
Trust
$ 618,211
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
$ 522,340
J.P. Morgan Mortgage Trust
550,286
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
447,452
399,349
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
326,975
LHOME Mortgage Trust
84,876
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c
84,357
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
350,258
Mello Mortgage Capital
Acceptance
564,624
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
457,698
Merrill Lynch Alternative Note
Asset Trust
77,930
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 29,056
New Residential Mortgage Loan
Trust
1,109,436
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
902,110
NYMT Loan Trust I
310,708
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
c,d
309,752
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
310,095
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
c,d
868,455
Residential Accredit Loans, Inc.
Trust
110,661
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 94,276
Residential Funding Mortgage
Security I Trust
18,272
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,954
ROC Securities Trust Series
433,171
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
426,684
Sequoia Mortgage Trust
88,294
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
e
59,627
Toorak Mortgage Corporation, Ltd.
254,412
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
249,151
TRK Trust
394,667
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
334,375
Vericrest Opportunity Loan
Transferee
219,815
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
214,424
Verus Securitization Trust
222,095
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
188,238

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
$ 442,313
6.259%,  12/25/2068, Ser.
2023-8, Class A1
c,d
$ 447,336
Total 17,340,699
Commercial Mortgage-Backed Securities (0.3%)
BANK 2022-BNK39
2,738,592
0.532%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,g
72,500
BANK5 2023-5YR2
475,000
7.379%,  7/15/2056, Ser.
2023-5YR2, Class AS
e
500,600
BBCMS Mortgage Trust
1,322,675
0.834%,  2/15/2055, Ser.
2022-C14, Class XA
e,g
51,722
3,988,607
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
e,g
305,411
3,516,936
1.945%,  10/15/2053, Ser.
2020-C8, Class XA
e,g
293,687
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,h
1,571,078
1,150,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,h
1,071,321
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
h
1,633,144
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,h
283,523
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,h
1,711,636
150,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
e,h
142,679
400,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
e,h
399,917
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,900,000
5.150%,  3/25/2034, Ser.
K162, Class A2
c
1,991,646
MIRA Trust
500,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
c
521,628
Morgan Stanley Capital I Trust
3,701,051
1.958%,  7/15/2053, Ser.
2020-HR8, Class XA
e,g
328,133
SCOTT Trust
625,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
631,888
Total 11,510,513
Communications Services (0.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
c
36,925
Altice Financing SA
79,000 5.750%,  8/15/2029
c
68,847
Altice France SA/France
168,000 5.125%,  7/15/2029
c
122,824
50,000 5.500%,  10/15/2029
c
36,838
AMC Networks, Inc.
40,000 4.750%,  8/1/2025 38,541
Principal
Amount Long-Term Fixed Income (10.1%) Value
Communications Services (0.3%) - continued
$ 126,000 4.250%,  2/15/2029 $ 96,923
American Tower Corporation
80,000 3.375%,  10/15/2026 76,847
133,000 5.800%,  11/15/2028 137,906
171,000 2.900%,  1/15/2030 152,197
88,000 5.650%,  3/15/2033 90,894
AT&T, Inc.
198,000 3.650%,  6/1/2051 147,658
283,000 3.500%,  9/15/2053 202,114
142,000 2.300%,  6/1/2027 131,620
260,000 4.350%,  3/1/2029
a
255,659
134,000 5.400%,  2/15/2034 137,457
180,000 4.900%,  8/15/2037 174,081
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
c
136,733
120,000 5.125%,  5/1/2027
c
115,742
60,000 5.000%,  2/1/2028
c
56,390
6,000 6.375%,  9/1/2029
c
5,842
125,000 4.750%,  3/1/2030
c
111,076
40,000 4.500%,  8/15/2030
c
34,786
52,000 4.250%,  2/1/2031
c
43,968
110,000 4.750%,  2/1/2032
c
94,354
86,000 4.250%,  1/15/2034
c
68,379
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
92,000 6.150%,  11/10/2026 93,977
198,000 4.200%,  3/15/2028 190,321
400,000 3.500%,  6/1/2041 279,251
Cimpress plc
66,000 7.000%,  6/15/2026 65,010
Clear Channel Outdoor Holdings,
Inc.
54,000 7.500%,  6/1/2029
a,c
44,617
Clear Channel Worldwide
Holdings, Inc.
198,000 5.125%,  8/15/2027
c
186,475
Comcast Corporation
198,000 5.350%,  5/15/2053 201,815
152,000 2.887%,  11/1/2051 100,629
136,000 4.250%,  10/15/2030 133,100
180,000 4.400%,  8/15/2035 172,787
243,000 4.750%,  3/1/2044 226,889
Connect Finco SARL/Connect US
Finco, LLC
50,000 6.750%,  10/1/2026
c
48,867
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
c
25,773
58,000 11.750%,  1/31/2029
c
58,912
145,000 6.500%,  2/1/2029
c
123,259
191,000 4.125%,  12/1/2030
c
137,997
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 393,074
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
226,000 5.875%,  8/15/2027
c
214,856
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 229,177
DISH DBS Corporation
34,000 5.875%,  11/15/2024 31,565
29,000 5.250%,  12/1/2026
c
22,838

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Communications Services (0.3%) - continued
$ 34,000 7.375%,  7/1/2028 $ 14,960
57,000 5.750%,  12/1/2028
a,c
38,345
52,000 5.125%,  6/1/2029 19,919
DISH Network Corporation
66,000 11.750%,  11/15/2027
c
68,885
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
105,801
77,000 6.750%,  5/1/2029
a,c
68,239
25,000 8.750%,  5/15/2030
c
25,610
GCI, LLC
85,000 4.750%,  10/15/2028
c
77,922
Gray Television, Inc.
135,000 4.750%,  10/15/2030
c
105,642
111,000 5.375%,  11/15/2031
a,c
86,878
iHeartCommunications, Inc.
61,000 6.375%,  5/1/2026 52,390
Iliad Holding SASU
122,000 6.500%,  10/15/2026
c
119,591
Lamar Media Corporation
53,000 3.625%,  1/15/2031 46,613
LCPR Senior Secured Financing
DAC
137,000 6.750%,  10/15/2027
c
131,967
Level 3 Financing, Inc.
144,000 4.625%,  9/15/2027
c
74,880
85,000 4.250%,  7/1/2028
c
28,475
47,000 10.500%,  5/15/2030
a,c
46,765
McGraw-Hill Education, Inc.
96,000 8.000%,  8/1/2029
c
89,040
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 105,653
119,000 4.800%,  5/15/2030 121,185
236,000 3.850%,  8/15/2032 223,156
Netflix, Inc.
105,000 5.875%,  11/15/2028 110,418
169,000 5.375%,  11/15/2029
c
173,922
180,000 4.875%,  6/15/2030
c
180,865
News Corporation
94,000 3.875%,  5/15/2029
c
86,409
NTT Finance Corporation
196,000 4.372%,  7/27/2027
c
194,403
Omnicom Group, Inc.
135,000 4.200%,  6/1/2030 130,300
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
40,000 4.625%,  3/15/2030
c
35,402
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
c
71,281
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
c
31,820
48,000 5.375%,  1/15/2031
c
36,466
Sinclair Television Group, Inc.
80,000 4.125%,  12/1/2030
c
61,800
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
c
105,735
55,000 4.000%,  7/15/2028
c
49,946
95,000 4.125%,  7/1/2030
c
83,125
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 409,405
Take-Two Interactive Software, Inc.
133,000 4.950%,  3/28/2028 133,994
Principal
Amount Long-Term Fixed Income (10.1%) Value
Communications Services (0.3%) - continued
TEGNA, Inc.
$ 107,000 4.625%,  3/15/2028 $ 99,799
Telecom Italia Capital SA
99,000 6.000%,  9/30/2034 92,800
Telecom Italia SPA/Milano
41,000 5.303%,  5/30/2024
c
40,766
Telesat Canada/Telesat, LLC
40,000 4.875%,  6/1/2027
c
23,600
25,000 6.500%,  10/15/2027
c
11,250
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 238,735
200,000 4.850%,  1/15/2029 200,390
200,000 4.375%,  4/15/2040 180,487
United States Cellular Corporation
25,000 6.700%,  12/15/2033 25,750
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
172,000 4.750%,  4/15/2028
c
146,587
Univision Communications, Inc.
112,000 4.500%,  5/1/2029
c
99,526
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060
a
125,419
425,000 2.650%,  11/20/2040 303,501
290,000 3.400%,  3/22/2041 229,303
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
36,617
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
82,715
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
117,142
Warnermedia Holdings, Inc.
233,000 5.141%,  3/15/2052 200,279
199,000 4.054%,  3/15/2029 188,419
199,000 5.050%,  3/15/2042 176,395
YPSO Finance BIS SA
42,000 10.500%,  5/15/2027
c
24,135
Ziggo Bond Company BV
40,000 5.125%,  2/28/2030
c
33,747
Total 11,780,359
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
c
114,136
Adient Global Holdings, Ltd.
58,000 8.250%,  4/15/2031
c
61,253
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
40,000 6.625%,  7/15/2026
c
39,415
65,000 6.000%,  6/1/2029
a,c
53,969
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
c
117,008
Allison Transmission, Inc.
54,000 3.750%,  1/30/2031
c
47,229
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 155,692
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
a
199,308

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Cyclical (0.3%) - continued
American Honda Finance
Corporation
$ 134,000 5.650%,  11/15/2028 $ 140,049
133,000 5.850%,  10/4/2030 141,924
Arko Corporation
58,000 5.125%,  11/15/2029
c
51,116
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
72,005
20,000 4.625%,  4/1/2030
c
18,101
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
c
78,083
Boyne USA, Inc.
36,000 4.750%,  5/15/2029
c
32,976
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 6.250%,  9/15/2027
c
82,512
Caesars Entertainment, Inc.
151,000 6.250%,  7/1/2025
c
151,516
40,000 8.125%,  7/1/2027
c
41,050
236,000 4.625%,  10/15/2029
c
215,732
43,000 6.500%,  2/15/2032
c,f
43,476
Carnival Corporation
22,000 7.625%,  3/1/2026
c
22,347
202,000 5.750%,  3/1/2027
c
199,011
38,000 4.000%,  8/1/2028
c
35,150
37,000 6.000%,  5/1/2029
c
35,837
Cedar Fair, LP
79,000 5.250%,  7/15/2029 75,518
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
c
80,957
39,000 6.750%,  5/1/2031
c
39,444
Cinemark USA, Inc.
111,000 5.875%,  3/15/2026
a,c
109,983
Clarios Global, LP/Clarios US
Finance Company, Inc.
65,000 8.500%,  5/15/2027
c
64,822
98,000 6.750%,  5/15/2028
c
99,300
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 66,230
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
c
229,847
Dana, Inc.
53,000 4.500%,  2/15/2032 45,567
Expedia Group, Inc.
348,000 3.250%,  2/15/2030 316,154
Ford Motor Company
131,000 3.250%,  2/12/2032 108,445
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 193,061
116,000 2.700%,  8/10/2026 107,816
200,000 2.900%,  2/10/2029 175,508
173,000 7.122%,  11/7/2033 185,399
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
c
80,739
General Motors Company
150,000 6.125%,  10/1/2025 152,173
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 165,849
230,000 5.800%,  1/7/2029 236,118
Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Cyclical (0.3%) - continued
GLP Capital, LP
$ 298,000 5.750%,  6/1/2028 $ 300,026
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 46,927
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
a,c
69,438
Hilton Domestic Operating
Company, Inc.
123,000 4.875%,  1/15/2030 118,550
39,000 3.625%,  2/15/2032
c
33,481
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
63,000 5.000%,  6/1/2029
c
58,214
Home Depot, Inc.
215,000 5.400%,  9/15/2040 225,461
126,000 4.250%,  4/1/2046 113,054
205,000 3.900%,  6/15/2047 173,646
Hyundai Capital America
134,000 6.250%,  11/3/2025
c
136,184
300,000 1.800%,  1/10/2028
c
266,159
International Game Technology plc
90,000 5.250%,  1/15/2029
c
87,832
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
c
50,287
KB Home
120,000 4.800%,  11/15/2029 113,558
Kohl's Corporation
128,000 4.625%,  5/1/2031 102,400
L Brands, Inc.
120,000 6.625%,  10/1/2030
c
121,578
40,000 6.875%,  11/1/2035 39,886
Lennar Corporation
202,000 4.750%,  5/30/2025 200,785
Light & Wonder International, Inc.
90,000 7.250%,  11/15/2029
c
92,420
Live Nation Entertainment, Inc.
75,000 4.750%,  10/15/2027
c
71,443
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 137,105
286,000 2.625%,  4/1/2031 248,760
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
c
72,750
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 244,560
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
71,401
McDonald's Corporation
225,000 4.450%,  3/1/2047 202,467
Michaels Companies, Inc.
64,000 5.250%,  5/1/2028
a,c
50,270
NCL Corporation, Ltd.
36,000 3.625%,  12/15/2024
c
35,282
48,000 5.875%,  3/15/2026
c
46,803
89,000 5.875%,  2/15/2027
c
87,682
Nissan Motor Acceptance
Company, LLC
204,000 1.125%,  9/16/2024
c
197,917
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 27,766
44,000 4.250%,  8/1/2031 36,537
PENN Entertainment, Inc.
100,000 4.125%,  7/1/2029
a,c
85,498

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Cyclical (0.3%) - continued
PetSmart, Inc./PetSmart Finance
Corporation
$ 105,000 4.750%,  2/15/2028
c
$ 98,087
50,000 7.750%,  2/15/2029
c
48,334
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
165,000 5.750%,  4/15/2026
c
164,923
73,000 6.250%,  1/15/2028
c
72,342
Raising Cane's Restaurants, LLC
40,000 9.375%,  5/1/2029
c
42,860
Real Hero Merger Sub 2, Inc.
43,000 6.250%,  2/1/2029
a,c
37,305
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
95,000 5.750%,  1/15/2029
c
70,563
Royal Caribbean Cruises, Ltd.
176,000 4.250%,  7/1/2026
c
169,352
69,000 9.250%,  1/15/2029
c
74,115
63,000 7.250%,  1/15/2030
c
65,659
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
41,000 6.625%,  3/1/2030
c
38,540
SeaWorld Parks and
Entertainment, Inc.
59,000 5.250%,  8/15/2029
c
54,948
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
c
30,145
Staples, Inc.
75,000 7.500%,  4/15/2026
c
70,204
30,000 10.750%,  4/15/2027
c
23,250
Station Casinos, LLC
62,000 4.625%,  12/1/2031
a,c
55,645
Tapestry, Inc.
151,000 7.350%,  11/27/2028 158,163
Target Corporation
198,000 2.950%,  1/15/2052 138,355
Tenneco, Inc.
92,000 8.000%,  11/17/2028
c
80,144
Toyota Motor Credit Corporation
63,000 4.800%,  1/5/2034 62,941
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
c
20,048
VICI Properties, LP/VICI Note
Company, Inc.
221,000 4.625%,  6/15/2025
c
217,733
85,000 5.750%,  2/1/2027
c
84,793
90,000 3.750%,  2/15/2027
c
85,144
98,000 4.125%,  8/15/2030
c
89,186
Victoria's Secret & Company
41,000 4.625%,  7/15/2029
c
34,665
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
c
136,862
Volkswagen Group of America
Finance, LLC
170,000 4.350%,  6/8/2027
c
167,267
Wabash National Corporation
92,000 4.500%,  10/15/2028
c
83,720
Walmart, Inc.
173,000 4.500%,  9/9/2052 164,810
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
c
52,873
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
96,017
Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Cyclical (0.3%) - continued
ZF North America Capital, Inc.
$ 53,000 7.125%,  4/14/2030
c
$ 55,914
Total 11,492,859
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
33,000 9.000%,  1/30/2028
a,c
32,010
Abbott Laboratories
219,000 4.750%,  11/30/2036 221,662
AbbVie, Inc.
100,000 4.500%,  5/14/2035 97,594
317,000 4.300%,  5/14/2036 302,411
100,000 4.850%,  6/15/2044 97,118
AdaptHealth, LLC
121,000 4.625%,  8/1/2029
c
94,992
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
124,000 4.625%,  1/15/2027
c
120,288
141,000 3.500%,  3/15/2029
c
127,394
Altria Group, Inc.
134,000 6.875%,  11/1/2033 147,580
Amgen, Inc.
150,000 4.200%,  2/22/2052 124,490
198,000 5.250%,  3/2/2030 202,716
198,000 5.600%,  3/2/2043 203,721
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
304,000 4.700%,  2/1/2036 300,308
Anheuser-Busch InBev Worldwide,
Inc.
375,000 4.375%,  4/15/2038 356,651
198,000 5.550%,  1/23/2049 209,540
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 164,818
AstraZeneca plc
360,000 3.000%,  5/28/2051 260,899
B&G Foods, Inc.
40,000 5.250%,  9/15/2027
a
36,078
68,000 8.000%,  9/15/2028
c
70,883
BAT Capital Corporation
66,000 7.750%,  10/19/2032 74,943
142,000 7.079%,  8/2/2043 150,653
Bausch & Lomb Escrow
Corporation
20,000 8.375%,  10/1/2028
c
20,751
Bausch Health Companies, Inc.
36,000 5.500%,  11/1/2025
c
33,084
60,000 4.875%,  6/1/2028
c
33,926
90,000 11.000%,  9/30/2028
a,c
61,227
Baxter International, Inc.
199,000 3.132%,  12/1/2051
a
133,514
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 81,279
225,000 3.700%,  6/6/2027 217,672
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
c
56,310
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 265,677
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
139,518

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Non-Cyclical (0.3%) - continued
Catalent Pharma Solutions, Inc.
$ 66,000 3.125%,  2/15/2029
c
$ 58,031
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 89,666
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
c
9,577
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
c
89,842
73,000 7.625%,  7/1/2029
c
73,910
CHS/Community Health Systems,
Inc.
72,000 5.625%,  3/15/2027
c
66,512
23,000 8.000%,  12/15/2027
c
22,650
98,000 6.000%,  1/15/2029
c
88,546
41,000 5.250%,  5/15/2030
c
33,945
42,000 4.750%,  2/15/2031
c
33,342
Constellation Brands, Inc.
167,000 3.600%,  2/15/2028 160,194
108,000 2.875%,  5/1/2030 96,528
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
118,000 4.750%,  1/15/2029
c
112,478
66,000 6.625%,  7/15/2030
c
67,226
CVS Health Corporation
298,000 5.625%,  2/21/2053 296,721
149,000 5.125%,  2/21/2030 150,514
250,000 4.875%,  7/20/2035 245,235
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
c
58,729
Eli Lilly & Company
98,000 4.950%,  2/27/2063 99,370
Embecta Corporation
31,000 6.750%,  2/15/2030
c
27,009
Encompass Health Corporation
135,000 4.500%,  2/1/2028 128,952
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
c
79,093
Fortrea Holdings, Inc.
52,000 7.500%,  7/1/2030
c
52,849
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,052
Grifols SA
92,000 4.750%,  10/15/2028
c
79,126
HCA, Inc.
265,000 3.500%,  9/1/2030 240,451
HLF Financing SARL, LLC/
Herbalife International, Inc.
187,000 4.875%,  6/1/2029
c
146,094
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
256,517
Jazz Securities DAC
53,000 4.375%,  1/15/2029
c
48,886
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
135,000 6.750%,  3/15/2034
c
142,090
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
67,000 4.375%,  2/2/2052 49,835
142,000 5.500%,  1/15/2030 138,730
243,000 3.000%,  5/15/2032 197,463
Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Non-Cyclical (0.3%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 35,000 9.000%,  2/15/2029
c,f
$ 35,316
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 191,366
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 146,649
40,000 5.200%,  7/15/2045 38,775
90,000 4.375%,  6/1/2046 77,872
Legacy LifePoint Health, LLC
40,000 4.375%,  2/15/2027
c
37,253
LifePoint Health, Inc.
48,000 9.875%,  8/15/2030
c
49,083
41,000 11.000%,  10/15/2030
c
43,627
Mattel, Inc.
166,000 5.450%,  11/1/2041 149,151
Medtronic, Inc.
200,000 4.375%,  3/15/2035 194,912
ModivCare Escrow Issuer, Inc.
33,000 5.000%,  10/1/2029
c
26,773
ModivCare, Inc.
27,000 5.875%,  11/15/2025
c
26,664
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
c
67,000
63,000 5.250%,  10/1/2029
c
58,742
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
c
117,114
54,000 5.125%,  4/30/2031
c
46,393
Owens & Minor, Inc.
89,000 6.625%,  4/1/2030
a,c
84,786
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 112,412
Perrigo Finance Unlimited
Company
50,000 4.375%,  3/15/2026 48,884
57,000 3.150%,  6/15/2030 52,212
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 301,977
99,000 4.750%,  5/19/2033 98,877
132,000 5.110%,  5/19/2043 131,213
Philip Morris International, Inc.
116,000 4.875%,  2/13/2026 116,341
111,000 5.125%,  11/17/2027 112,817
133,000 5.500%,  9/7/2030 137,829
198,000 5.375%,  2/15/2033 202,078
Post Holdings, Inc.
77,000 4.500%,  9/15/2031
c
69,165
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
c
90,130
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
40,000 9.750%,  12/1/2026
c
39,930
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 251,948
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
114,950
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 32,741

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Consumer Non-Cyclical (0.3%) - continued
SEG Holding, LLC
$ 88,000 5.625%,  10/15/2028
c
$ 89,138
Simmons Foods, Inc.
105,000 4.625%,  3/1/2029
c
90,276
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
c
67,200
70,000 5.500%,  7/15/2030
c
68,775
44,000 3.875%,  3/15/2031
c
40,758
Star Parent, Inc.
68,000 9.000%,  10/1/2030
a,c
71,502
Sysco Corporation
200,000 6.600%,  4/1/2040 224,244
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 141,682
Teleflex, Inc.
230,000 4.625%,  11/15/2027 223,130
Tenet Healthcare Corporation
245,000 5.125%,  11/1/2027 237,899
65,000 6.125%,  10/1/2028 64,761
79,000 6.750%,  5/15/2031
c
80,804
Teva Pharmaceutical Finance
Netherlands III BV
72,000 3.150%,  10/1/2026 66,981
Thermo Fisher Scientific, Inc.
100,000 5.000%,  12/5/2026 101,315
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 111,500
Utah Acquisition Sub, Inc.
133,000 3.950%,  6/15/2026 129,236
Viterra Finance BV
167,000 3.200%,  4/21/2031
c
145,973
Wyeth, LLC
134,000 6.500%,  2/1/2034 151,691
Zoetis, Inc.
288,000 4.700%,  2/1/2043 270,556
Total 13,615,271
Energy (0.2%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
67,206
Antero Resources Corporation
35,000 5.375%,  3/1/2030
c
33,375
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
84,050
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
73,000 8.250%,  12/31/2028
c
74,670
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
c
67,489
Borr IHC, Ltd./Borr Finance, LLC
89,000 10.375%,  11/15/2030
c
92,115
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 240,761
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
46,951
Canadian Natural Resources, Ltd.
94,000 2.950%,  7/15/2030 82,836
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 503,702
Principal
Amount Long-Term Fixed Income (10.1%) Value
Energy (0.2%) - continued
Chesapeake Energy Corporation
$ 50,000 6.750%,  4/15/2029
c
$ 50,579
Chord Energy Corporation
50,000 6.375%,  6/1/2026
c
49,997
Civitas Resources, Inc.
58,000 8.375%,  7/1/2028
c
60,999
24,000 8.625%,  11/1/2030
c
25,597
89,000 8.750%,  7/1/2031
c
94,616
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
36,717
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
144,932
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
36,382
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
c
56,326
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
214,251
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
68,105
Crescent Energy Finance, LLC
72,000 9.250%,  2/15/2028
c
74,746
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
27,753
Diamondback Energy, Inc.
134,000 3.125%,  3/24/2031 118,934
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
c
50,531
40,000 4.375%,  6/15/2031
c
35,831
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
c
54,283
Energy Transfer, LP
177,000 4.000%,  10/1/2027 170,953
90,000 4.900%,  3/15/2035 84,891
125,000 5.150%,  2/1/2043 112,887
255,000 6.000%,  6/15/2048 256,649
EnLink Midstream Partners, LP
118,000 4.850%,  7/15/2026 115,225
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 146,227
EQM Midstream Partners, LP
181,000 4.750%,  1/15/2031
c
168,731
EQT Corporation
111,000 6.125%,  2/1/2025 111,357
199,000 3.900%,  10/1/2027 190,226
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 231,267
Ferrellgas, LP/Ferrellgas Finance
Corporation
75,000 5.375%,  4/1/2026
c
73,891
Genesis Energy LP/Genesis
Energy Finance Corporation
109,000 8.875%,  4/15/2030 114,038
Halliburton Company
175,000 4.850%,  11/15/2035 173,379
133,000 5.000%,  11/15/2045 128,296
Harvest Midstream, LP
82,000 7.500%,  9/1/2028
c
82,829

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Energy (0.2%) - continued
Hess Midstream Operations, LP
$ 66,000 5.625%,  2/15/2026
c
$ 65,584
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
c
135,147
39,000 6.250%,  4/15/2032
c
37,440
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
c
96,588
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
c
61,230
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
44,526
Laredo Petroleum, Inc.
113,000 7.750%,  7/31/2029
c
111,686
Magellan Midstream Partners, LP
67,000 5.000%,  3/1/2026 67,136
MEG Energy Corporation
86,000 5.875%,  2/1/2029
c
83,916
MPLX, LP
170,000 4.875%,  6/1/2025 169,212
265,000 4.950%,  9/1/2032 258,536
49,000 5.000%,  3/1/2033 47,940
Murphy Oil Corporation
33,000 5.875%,  12/1/2027 32,730
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
c
97,507
National Fuel Gas Company
242,000 5.500%,  1/15/2026 243,121
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
c
39,522
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c,f
29,146
44,000 8.375%,  2/15/2032
c,f
44,324
Noble Finance II, LLC
65,000 8.000%,  4/15/2030
c
67,499
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
c
68,980
Northriver Midstream Finance, LP
32,000 5.625%,  2/15/2026
c
31,187
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 71,355
Occidental Petroleum Corporation
349,000 7.875%,  9/15/2031 397,142
Ovintiv, Inc.
230,000 5.375%,  1/1/2026 230,144
134,000 6.250%,  7/15/2033 139,766
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 52,778
Permian Resources Operating,
LLC
101,000 7.000%,  1/15/2032
c
104,273
Phillips 66 Company
150,000 4.950%,  12/1/2027 151,153
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
c
63,948
Range Resources Corporation
53,000 4.750%,  2/15/2030
c
49,290
Rockcliff Energy II, LLC
70,000 5.500%,  10/15/2029
c
65,172
Principal
Amount Long-Term Fixed Income (10.1%) Value
Energy (0.2%) - continued
Rockies Express Pipeline, LLC
$ 52,000 4.950%,  7/15/2029
c
$ 49,714
SM Energy Company
16,000 6.625%,  1/15/2027 15,925
65,000 6.500%,  7/15/2028 65,000
Southwestern Energy Company
73,000 5.375%,  3/15/2030 70,545
46,000 4.750%,  2/1/2032 42,607
Suncor Energy, Inc.
215,000 7.150%,  2/1/2032 240,117
Sunoco, LP/Sunoco Finance
Corporation
140,000 5.875%,  3/15/2028 139,127
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
c
117,446
Talos Production, Inc.
22,000 9.000%,  2/1/2029
c,f
22,294
Targa Resources Corporation
232,000 4.200%,  2/1/2033 212,376
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
80,622
Transocean, Inc.
85,000 11.500%,  1/30/2027
c
88,825
81,700 8.750%,  2/15/2030
c
84,667
USA Compression Partners, LP/
USA Compression Finance
Corporation
88,000 6.875%,  4/1/2026 87,483
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
67,667
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
c
70,607
90,000 6.250%,  1/15/2030
c
90,071
45,000 4.125%,  8/15/2031
c
39,794
Venture Global LNG, Inc.
134,000 8.375%,  6/1/2031
c
135,318
66,000 9.875%,  2/1/2032
c
69,407
Weatherford International, Ltd.
61,000 8.625%,  4/30/2030
c
62,328
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 139,033
66,000 6.150%,  4/1/2033 68,029
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 128,294
250,000 7.500%,  1/15/2031 281,542
Total 10,281,396
Financials (0.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
54,000 6.000%,  8/1/2029
c
49,536
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
155,000 3.500%,  1/15/2025 151,922
150,000 6.100%,  1/15/2027 153,395
200,000 3.875%,  1/23/2028 190,235
160,000 3.400%,  10/29/2033 135,153
Air Lease Corporation
334,000 3.000%,  2/1/2030 294,554

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
Aircastle, Ltd.
$ 200,000 5.250%,  8/11/2025
c
$ 198,186
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
40,000 6.750%,  10/15/2027
c
39,053
Ally Financial, Inc.
260,000 5.750%,  11/20/2025 260,704
260,000 8.000%,  11/1/2031 287,681
17,000 6.700%,  2/14/2033 17,065
American Homes 4 Rent, LP
246,000 2.375%,  7/15/2031 202,213
American International Group, Inc.
273,000 5.125%,  3/27/2033 276,296
AmWINS Group, Inc.
86,000 4.875%,  6/30/2029
c
80,268
Ares Capital Corporation
114,000 3.250%,  7/15/2025 109,811
225,000 3.875%,  1/15/2026 216,328
107,000 2.150%,  7/15/2026 97,676
116,000 5.875%,  3/1/2029 114,968
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 38,145
Associated Banc-Corp
75,000 4.250%,  1/15/2025 73,326
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
c,e
239,272
Avolon Holdings Funding, Ltd.
116,000 5.250%,  5/15/2024
c
115,914
25,000 4.250%,  4/15/2026
c
24,178
165,000 5.750%,  3/1/2029
c
164,683
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
c
124,428
Banco Santander SA
200,000 4.175%,  3/24/2028
e
192,625
Bank of America Corporation
238,000 5.080%,  1/20/2027
e
238,038
180,000 1.734%,  7/22/2027
e
165,912
285,000 3.824%,  1/20/2028
e
276,335
116,000 5.202%,  4/25/2029
e
116,949
180,000 2.087%,  6/14/2029
e
159,535
125,000 3.974%,  2/7/2030
e
119,267
300,000 2.496%,  2/13/2031
e
259,368
400,000 1.922%,  10/24/2031
e
327,329
200,000 2.972%,  2/4/2033
e
170,621
398,000 4.571%,  4/27/2033
e
380,832
200,000 5.872%,  9/15/2034
e
209,429
81,000 5.468%,  1/23/2035
e
82,486
265,000 3.846%,  3/8/2037
e
235,398
Bank of Montreal
60,000 5.266%,  12/11/2026 60,777
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
e
142,293
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 64,893
Barclays plc
200,000 6.496%,  9/13/2027
e
205,660
280,000 4.972%,  5/16/2029
e
275,401
200,000 5.746%,  8/9/2033
e
201,593
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 183,054
Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
Blackstone Private Credit Fund
$ 213,000 2.700%,  1/15/2025 $ 206,739
132,000 6.250%,  1/25/2031
c
131,368
Blue Owl Capital Corporation II
101,000 8.450%,  11/15/2026
c
104,581
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 158,758
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
86,097
BNP Paribas SA
333,000 3.132%,  1/20/2033
c,e
284,228
BPCE SA
350,000 3.500%,  10/23/2027
c
328,936
Bread Financial Holdings, Inc.
41,000 9.750%,  3/15/2029
c
40,950
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
23,000 4.500%,  4/1/2027
c
20,364
Burford Capital Global Finance,
LLC
81,000 9.250%,  7/1/2031
c
84,443
Camden Property Trust
163,000 3.150%,  7/1/2029 150,969
Canadian Imperial Bank of
Commerce
199,000 5.001%,  4/28/2028 200,445
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 270,299
175,000 2.636%,  3/3/2026
e
169,229
48,000 5.700%,  2/1/2030
e
48,468
Castlelake Aviation Finance DAC
57,000 5.000%,  4/15/2027
c
54,107
Centene Corporation
340,000 2.625%,  8/1/2031 282,217
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 303,457
136,000 6.136%,  8/24/2034
e
143,733
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 115,688
Citigroup, Inc.
95,000 0.981%,  5/1/2025
e
93,768
335,000 4.400%,  6/10/2025 331,160
168,000 3.200%,  10/21/2026 160,711
326,000 3.668%,  7/24/2028
e
311,895
126,000 4.125%,  7/25/2028 122,046
50,000 3.520%,  10/27/2028
e
47,433
281,000 4.910%,  5/24/2033
e
275,297
169,000 6.174%,  5/25/2034
e
175,296
Comerica, Inc.
52,000 5.982%,  1/30/2030
e
51,844
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
c,e
269,692
Corebridge Financial, Inc.
100,000 4.350%,  4/5/2042 85,591
Credit Acceptance Corporation
94,000 9.250%,  12/15/2028
c
98,701
Credit Agricole SA
238,000 6.875%,  9/23/2024
c,e,i
237,349
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
c,e,i,j
24,750

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
Danske Bank AS
$ 200,000 0.976%,  9/10/2025
c,e
$ 194,213
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
e
157,626
300,000 3.729%,  1/14/2032
e
251,862
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
280,053
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
110,687
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 77,676
179,000 4.625%,  5/15/2042 166,291
Enact Holdings, Inc.
50,000 6.500%,  8/15/2025
c
49,889
EPR Properties
130,000 4.950%,  4/15/2028 124,912
Fifth Third Bancorp
104,000 6.339%,  7/27/2029
e
108,275
First Horizon Bank
170,000 5.750%,  5/1/2030
a
164,666
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 119,262
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
142,734
Fortress Transportation and
Infrastructure Investors, LLC
73,000 6.500%,  10/1/2025
c
72,903
33,000 9.750%,  8/1/2027
c
34,229
8,000 5.500%,  5/1/2028
c
7,752
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
32,866
27,000 12.000%,  10/1/2028
c
29,638
Freedom Mortgage Holdings, LLC
29,000 9.250%,  2/1/2029
c,f
29,365
FS KKR Capital Corporation
154,000 4.250%,  2/14/2025
c
151,037
250,000 3.400%,  1/15/2026 237,704
GGAM Finance, Ltd.
66,000 7.750%,  5/15/2026
c
67,145
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
126,000 3.750%,  12/15/2027
c
106,889
goeasy, Ltd.
54,000 9.250%,  12/1/2028
c
57,360
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
e
186,695
201,000 6.484%,  10/24/2029
e
213,414
80,000 1.992%,  1/27/2032
e
65,109
598,000 3.102%,  2/24/2033
e
514,850
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 51,900
Highwoods Realty, LP
133,000 7.650%,  2/1/2034 146,394
HSBC Holdings plc
225,000 2.999%,  3/10/2026
e
218,760
200,000 3.900%,  5/25/2026 194,832
200,000 5.402%,  8/11/2033
e
200,691
HUB International, Ltd.
124,000 5.625%,  12/1/2029
c
117,008
Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
Huntington Bancshares, Inc./OH
$ 167,000 5.709%,  2/2/2035
e,f
$ 168,195
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
68,000 6.375%,  12/15/2025 66,901
53,000 6.250%,  5/15/2026 50,780
75,000 5.250%,  5/15/2027 67,463
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 95,491
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 132,103
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
e
212,344
276,000 1.578%,  4/22/2027
e
256,181
210,000 2.947%,  2/24/2028
e
198,188
375,000 4.203%,  7/23/2029
e
364,979
250,000 2.522%,  4/22/2031
e
217,378
300,000 1.953%,  2/4/2032
e
244,883
265,000 4.586%,  4/26/2033
e
255,953
198,000 4.912%,  7/25/2033
e
195,454
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
24,376
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
27,901
72,000 9.500%,  2/15/2029
c
72,517
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 162,174
KeyCorp
95,000 3.878%,  5/23/2025
e
94,196
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 62,791
60,000 6.250%,  1/15/2036 60,053
Kimco Realty OP, LLC
206,000 3.300%,  2/1/2025 201,846
Kite Realty Group, LP
49,000 5.500%,  3/1/2034 48,786
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
61,000 4.750%,  6/15/2029
c
54,602
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
e
204,485
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
c
110,594
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
c,e
207,415
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 194,067
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 51,903
136,000 5.400%,  9/15/2033 142,363
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
210,244
Metropolitan Life Global Funding I
150,000 5.050%,  1/8/2034
c
149,668
Mitsubishi UFJ Financial Group,
Inc.
200,000 5.422%,  2/22/2029
e
203,748
250,000 2.048%,  7/17/2030 210,873

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
Molina Healthcare, Inc.
$ 69,000 4.375%,  6/15/2028
c
$ 64,679
Morgan Stanley
50,000 2.630%,  2/18/2026
e
48,593
180,000 2.188%,  4/28/2026
e
173,526
210,000 4.350%,  9/8/2026 206,853
273,000 5.050%,  1/28/2027
e
273,792
276,000 3.591%,  7/22/2028
e
263,822
132,000 5.164%,  4/20/2029
e
132,864
290,000 3.622%,  4/1/2031
e
267,571
132,000 5.250%,  4/21/2034
e
132,072
232,000 5.297%,  4/20/2037
e
227,480
MPT Operating Partnership, LP/
MPT Finance Corporation
29,000 5.250%,  8/1/2026
a
24,533
80,000 4.625%,  8/1/2029
a
54,093
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 158,566
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
c
64,714
NatWest Group plc
200,000 4.445%,  5/8/2030
e
192,231
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
74,000 4.500%,  9/30/2028
c
62,618
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
190,632
NFP Corporation
40,000 6.875%,  8/15/2028
c
40,224
NNN REIT, Inc.
203,000 5.600%,  10/15/2033 207,634
Office Properties Income Trust
29,000 2.650%,  6/15/2026 18,115
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 266,685
225,000 3.375%,  2/1/2031 192,898
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 100,375
152,000 3.875%,  9/15/2028 133,394
Park Intermediate Holdings, LLC
106,000 4.875%,  5/15/2029
c
97,123
Pine Street Trust I
198,000 4.572%,  2/15/2029
c
190,208
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
e
69,643
265,000 4.626%,  6/6/2033
e
248,956
PRA Group, Inc.
36,000 7.375%,  9/1/2025
c
36,228
92,000 8.375%,  2/1/2028
c
87,634
Principal Life Global Funding II
176,000 1.250%,  8/16/2026
c
160,562
Prologis, LP
92,000 5.250%,  3/15/2054 92,838
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
e
235,303
Quicken Loans, LLC
41,000 3.875%,  3/1/2031
c
35,826
Radian Group, Inc.
85,000 4.875%,  3/15/2027 82,675
Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
Realty Income Corporation
$ 262,000 2.100%,  3/15/2028 $ 235,244
Regency Centers, LP
196,000 4.125%,  3/15/2028 188,835
100,000 5.250%,  1/15/2034 100,079
RGA Global Funding
65,000 5.500%,  1/11/2031
c
65,202
RHP Hotel Properties, LP/RHP
Finance Corporation
70,000 7.250%,  7/15/2028
c
72,156
RLJ Lodging Trust, LP
33,000 3.750%,  7/1/2026
c
31,185
71,000 4.000%,  9/15/2029
c
62,837
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
c
106,663
Royal Bank of Canada
204,000 5.200%,  7/20/2026 206,196
166,000 5.000%,  5/2/2033
a
166,456
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
e
68,305
58,000 6.174%,  1/9/2030
e
58,332
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
e
328,986
Service Properties Trust
55,000 7.500%,  9/15/2025 55,829
90,000 5.500%,  12/15/2027 84,656
37,000 8.625%,  11/15/2031
c
39,231
Simon Property Group, LP
217,000 3.800%,  7/15/2050 171,076
SLM Corporation
40,000 4.200%,  10/29/2025 38,881
Societe Generale SA
138,000 4.750%,  11/24/2025
c
135,664
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 120,260
200,000 5.710%,  1/13/2030 207,778
125,000 1.710%,  1/12/2031 100,628
Synchrony Financial
16,000 7.250%,  2/2/2033 15,991
Synovus Bank
250,000 5.625%,  2/15/2028 245,310
Toronto-Dominion Bank
198,000 5.156%,  1/10/2028 200,890
172,000 5.523%,  7/17/2028 176,892
Truist Financial Corporation
134,000 6.047%,  6/8/2027
e
136,503
94,000 5.125%,  12/15/2027
e,i
83,518
157,000 5.122%,  1/26/2034
e
152,841
86,000 5.711%,  1/24/2035
e
87,450
U.S. Bancorp
132,000 5.727%,  10/21/2026
e
133,306
204,000 5.775%,  6/12/2029
e
208,998
52,000 5.836%,  6/12/2034
e
53,664
92,000 5.678%,  1/23/2035
e
94,134
UBS Group AG
350,000 2.193%,  6/5/2026
c,e
334,663
200,000 6.246%,  9/22/2029
c,e
208,417
164,000 3.091%,  5/14/2032
c,e
140,812
200,000 5.699%,  2/8/2035
c,e
203,019
UDR, Inc.
275,000 2.100%,  8/1/2032 216,002

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Financials (0.9%) - continued
United Wholesale Mortgage, LLC
$ 21,000 5.500%,  11/15/2025
c
$ 20,740
53,000 5.500%,  4/15/2029
c
50,050
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 146,500
198,000 4.750%,  5/15/2052 187,540
275,000 4.625%,  7/15/2035 275,029
Wells Fargo & Company
121,000 3.000%,  4/22/2026 116,147
168,000 3.000%,  10/23/2026 159,783
199,000 3.526%,  3/24/2028
e
190,722
294,000 2.393%,  6/2/2028
e
271,269
139,000 5.574%,  7/25/2029
e
142,060
109,000 5.389%,  4/24/2034
e
109,980
323,000 4.900%,  11/17/2045 296,350
Willis North America, Inc.
265,000 4.650%,  6/15/2027 262,930
XHR, LP
33,000 6.375%,  8/15/2025
c
33,011
36,000 4.875%,  6/1/2029
c
33,203
Total 35,366,139
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
171,769
Total 171,769
Mortgage-Backed Securities (3.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,952,510 2.000%,  1/1/2052 1,591,107
1,029,016 2.000%,  5/1/2051 838,566
3,448,185 2.500%,  5/1/2051 2,929,304
1,584,100 3.500%,  5/1/2052 1,442,381
2,341,276 4.000%,  5/1/2052 2,218,712
3,570,291 3.500%,  6/1/2052 3,253,141
1,020,431 5.000%,  7/1/2053 1,012,256
482,913 5.500%,  7/1/2053 487,392
1,342,760 3.500%,  8/1/2052 1,230,807
1,161,919 5.000%,  8/1/2053 1,157,581
3,534,928 5.500%,  9/1/2053 3,590,155
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,153,475 2.500%,  7/1/2030 1,094,248
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 4.500%,  2/1/2039
f
1,489,034
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,359,714 3.000%,  12/1/2036 1,264,871
1,158,068 3.000%,  8/1/2038 1,084,676
1,749,271 3.500%,  5/1/2040 1,662,643
2,057,145 2.500%,  4/1/2042 1,810,311
520,748 2.000%,  5/1/2042 446,691
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,086,192 3.000%,  1/1/2052 3,608,691
714,323 2.000%,  2/1/2051 582,264
472,301 2.000%,  2/1/2051 385,643
Principal
Amount Long-Term Fixed Income (10.1%) Value
Mortgage-Backed Securities (3.1%) - continued
$ 2,253,236 2.500%,  2/1/2051 $ 1,911,896
2,579,561 2.500%,  2/1/2051 2,178,102
7,812,796 2.000%,  3/1/2051 6,311,349
996,083 2.000%,  3/1/2051 806,020
2,837,273 4.000%,  3/1/2051 2,719,729
4,233,013 3.000%,  3/1/2052 3,714,960
5,157,836 2.000%,  4/1/2051 4,176,354
2,531,455 3.000%,  4/1/2051 2,221,324
2,635,098 3.000%,  5/1/2050 2,331,435
857,800 2.000%,  5/1/2051 696,302
2,428,738 3.000%,  5/1/2051 2,164,252
1,605,342 3.000%,  6/1/2050 1,440,211
687,106 4.000%,  6/1/2052 646,962
790,063 5.000%,  6/1/2053 785,092
3,871,297 2.500%,  7/1/2051 3,299,918
1,059,254 3.500%,  7/1/2051 978,520
2,009,969 4.000%,  7/1/2052 1,892,542
1,343,181 3.500%,  8/1/2050 1,243,780
4,105,700 4.500%,  8/1/2052 3,995,749
1,513,052 5.000%,  8/1/2053 1,503,275
567,485 2.500%,  9/1/2051 482,430
1,364,421 3.500%,  9/1/2052 1,248,689
1,282,816 5.000%,  9/1/2052 1,267,793
2,073,770 4.500%,  9/1/2053 2,008,443
1,265,023 4.500%,  9/1/2053 1,227,687
3,920,995 4.000%,  10/1/2052 3,706,680
841,963 2.000%,  11/1/2051 685,118
3,469,156 2.000%,  12/1/2050 2,828,112
5,440,672 2.500%,  12/1/2051 4,605,696
2,419,978 4.500%,  12/1/2052 2,351,990
2,900,000 5.500%,  2/1/2041
f
2,908,255
5,475,000 5.000%,  2/1/2042
f
5,403,281
3,750,000 6.000%,  2/1/2042
f
3,801,343
5,100,000 3.500%,  2/1/2049
f
4,641,379
4,500,000 4.000%,  2/1/2049
f
4,235,524
1,375,000 4.500%,  2/1/2049
f
1,329,345
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,400,237 2.500%,  3/1/2062 3,581,846
957,183 3.500%,  7/1/2061 856,867
2,017,189 4.000%,  12/1/2061 1,898,375
Total 127,267,099
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 121,037
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 296,006
Apple, Inc.
232,000 2.650%,  2/8/2051 156,211
437,000 3.750%,  9/12/2047 368,572
AthenaHealth Group, Inc.
93,000 6.500%,  2/15/2030
a,c
83,074
Broadcom, Inc.
76,000 3.469%,  4/15/2034
c
66,013
266,000 3.137%,  11/15/2035
c
218,657
220,000 3.187%,  11/15/2036
c
178,714
180,000 4.926%,  5/15/2037
c
173,601
Cloud Software Group, Inc.
114,000 6.500%,  3/31/2029
c
106,446
26,000 9.000%,  9/30/2029
c
24,608
CommScope, Inc.
60,000 7.125%,  7/1/2028
c
25,800

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Technology (0.2%) - continued
Dell International, LLC/EMC
Corporation
$ 201,000 6.020%,  6/15/2026 $ 205,356
Fiserv, Inc.
250,000 2.250%,  6/1/2027 231,846
137,000 2.650%,  6/1/2030 120,481
116,000 5.600%,  3/2/2033 120,245
Gartner, Inc.
85,000 3.625%,  6/15/2029
c
77,262
165,000 3.750%,  10/1/2030
c
147,615
Global Payments, Inc.
198,000 5.300%,  8/15/2029 199,118
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
29,962
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
72,473
101,000 4.875%,  9/15/2029
c
94,380
90,000 5.250%,  7/15/2030
c
84,889
96,000 4.500%,  2/15/2031
c
86,078
KLA Corporation
199,000 3.300%,  3/1/2050 148,628
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 34,940
Mastercard, Inc.
160,000 3.950%,  2/26/2048 140,047
Micron Technology, Inc.
72,000 5.300%,  1/15/2031 72,750
Microsoft Corporation
95,000 3.041%,  3/17/2062 66,821
228,000 2.500%,  9/15/2050
c
150,531
200,000 3.700%,  8/8/2046 172,780
NCR Voyix Corporation
100,000 5.125%,  4/15/2029
c
93,563
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 77,029
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 81,358
180,000 3.250%,  5/11/2041 136,694
Open Text Corporation
72,000 3.875%,  12/1/2029
c
64,935
105,000 4.125%,  2/15/2030
c
95,036
Oracle Corporation
132,000 6.900%,  11/9/2052 155,010
330,000 6.150%,  11/9/2029 352,170
250,000 3.850%,  7/15/2036 218,007
380,000 4.000%,  7/15/2046 306,591
PTC, Inc.
88,000 3.625%,  2/15/2025
c
86,385
40,000 4.000%,  2/15/2028
c
37,750
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
c
28,005
RingCentral, Inc.
67,000 8.500%,  8/15/2030
c
69,094
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 141,025
S&P Global, Inc.
33,000 5.250%,  9/15/2033
c
34,123
Seagate HDD Cayman
39,000 8.500%,  7/15/2031
c
42,368
77,685 9.625%,  12/1/2032 89,247
Principal
Amount Long-Term Fixed Income (10.1%) Value
Technology (0.2%) - continued
Sensata Technologies, Inc.
$ 77,000 3.750%,  2/15/2031
c
$ 66,842
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
c
29,265
SS&C Technologies, Inc.
232,000 5.500%,  9/30/2027
c
227,740
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 132,382
UKG, Inc.
72,000 6.875%,  2/1/2031
c,f
72,810
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
57,507
Visa, Inc.
225,000 2.700%,  4/15/2040 171,874
VMware, LLC
121,000 4.650%,  5/15/2027 119,931
180,000 2.200%,  8/15/2031 148,647
Total 7,210,329
Transportation (0.1%)
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
c
22,410
American Airlines, Inc.
51,000 8.500%,  5/15/2029
c
54,061
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
219,000 5.500%,  4/20/2026
c
216,593
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
c
39,812
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 136,103
140,000 5.750%,  5/1/2040 150,785
100,000 4.450%,  3/15/2043 92,881
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 119,346
CSX Corporation
170,000 3.800%,  4/15/2050 135,853
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
279,669
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
137,065
Hawaiian Brand Intellectual
Property, Ltd.
75,000 5.750%,  1/20/2026
c
70,567
Hertz Corporation
40,000 4.625%,  12/1/2026
c
35,975
42,000 5.000%,  12/1/2029
c
33,192
Mileage Plus Holdings, LLC
232,400 6.500%,  6/20/2027
c
232,748
Norfolk Southern Corporation
463,000 4.450%,  3/1/2033 453,163
67,000 5.550%,  3/15/2034 70,536
Penske Truck Leasing Company,
LP/PTL Finance Corporation
201,000 5.750%,  5/24/2026
c
202,920
Rand Parent, LLC
69,000 8.500%,  2/15/2030
a,c
68,314
RXO, Inc.
80,000 7.500%,  11/15/2027
c
82,400

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Transportation (0.1%) - continued
Southwest Airlines Company
$ 206,000 2.625%,  2/10/2030 $ 180,896
Spirit Loyalty Cayman, Ltd.
40,000 8.000%,  9/20/2025
c
26,100
Stena International SA
58,000 7.250%,  1/15/2031
c
58,035
Union Pacific Corporation
265,000 2.973%,  9/16/2062 172,932
United Airlines, Inc.
74,000 4.375%,  4/15/2026
c
71,383
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
a,c
16,705
87,000 6.375%,  2/1/2030
a,c
62,971
Total 3,223,415
U.S. Government & Agencies (3.3%)
U.S. Treasury Bonds
595,000 3.625%,  5/15/2053 534,663
407,000 3.000%,  8/15/2052 322,754
400,000 1.625%,  11/15/2050 230,328
1,500,000 4.750%,  11/15/2053 1,637,812
1,510,000 5.250%,  11/15/2028 1,598,477
1,175,000 4.375%,  5/15/2040 1,201,621
6,780,000 3.000%,  5/15/2042 5,662,624
12,618,000 2.500%,  5/15/2046 9,270,287
10,050,000 2.875%,  5/15/2049 7,794,246
U.S. Treasury Notes
2,060,000 3.000%,  6/30/2024 2,041,814
1,585,000 2.125%,  7/31/2024 1,561,782
2,490,000 2.250%,  11/15/2024 2,438,644
4,360,000 2.125%,  11/30/2024 4,263,262
700,000 1.375%,  1/31/2025 677,250
9,100,000 3.875%,  3/31/2025 9,024,285
17,550,000 2.875%,  5/31/2025 17,183,232
250,000 0.250%,  8/31/2025 234,346
1,600,000 4.250%,  12/31/2025 1,600,125
5,715,000 2.625%,  1/31/2026 5,543,327
3,990,000 0.500%,  2/28/2026 3,698,855
20,870,000 2.500%,  2/28/2026 20,170,529
5,000,000 0.500%,  4/30/2027 4,475,586
4,485,000 2.250%,  11/15/2027 4,221,681
5,600,000 3.875%,  12/31/2027 5,589,063
5,100,000 3.500%,  1/31/2028 5,020,910
3,000,000 3.625%,  3/31/2028 2,967,188
7,300,000 2.875%,  5/15/2028 7,004,578
1,600,000 3.750%,  12/31/2028 1,590,875
4,680,000 1.375%,  11/15/2031 3,884,766
1,175,000 4.125%,  11/15/2032 1,190,422
3,200,000 4.500%,  11/15/2033 3,341,500
Total 135,976,832
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
c
244,176
Ameren Illinois Company
150,000 4.500%,  3/15/2049 134,728
American Electric Power
Company, Inc.
135,000 5.200%,  1/15/2029 137,059
116,000 5.625%,  3/1/2033 119,674
Appalachian Power Company
92,000 3.300%,  6/1/2027 87,360
Principal
Amount Long-Term Fixed Income (10.1%) Value
Utilities (0.2%) - continued
Atmos Energy Corporation
$ 100,000 5.900%,  11/15/2033 $ 108,259
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 142,540
Calpine Corporation
75,000 4.500%,  2/15/2028
c
71,322
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 208,610
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 70,350
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 99,858
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 56,252
175,000 4.125%,  5/15/2049 144,889
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 71,500
Consumers Energy Company
221,000 4.350%,  4/15/2049 197,153
DTE Electric Company
95,000 3.700%,  3/15/2045 76,658
135,000 3.700%,  6/1/2046 107,625
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 194,097
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 133,441
Edison International
187,000 5.750%,  6/15/2027 191,085
Eversource Energy
166,000 4.750%,  5/15/2026 164,959
Exelon Corporation
190,000 4.700%,  4/15/2050 169,766
376,000 4.450%,  4/15/2046 325,740
FirstEnergy Corporation
165,000 5.100%,  7/15/2047 147,775
Georgia Power Company
113,000 4.950%,  5/17/2033 113,037
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 80,861
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
126,427
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 168,314
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 79,384
NextEra Energy Capital Holdings,
Inc.
141,000 5.749%,  9/1/2025 142,424
NextEra Energy Operating
Partners, LP
133,000 3.875%,  10/15/2026
c
125,749
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 245,835
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
24,700
198,000 4.450%,  6/15/2029
c
187,715
35,000 5.250%,  6/15/2029
c
33,560

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.1%) Value
Utilities (0.2%) - continued
Pacific Gas and Electric Company
$ 135,000 3.300%,  12/1/2027 $ 126,506
114,000 4.550%,  7/1/2030 108,945
135,000 6.950%,  3/15/2034 148,698
PacifiCorp
134,000 5.500%,  5/15/2054 129,445
110,000 5.300%,  2/15/2031 111,592
PG&E Corporation
86,000 5.000%,  7/1/2028 83,103
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 114,437
Public Service Company of
Colorado
199,000 4.500%,  6/1/2052 171,577
Public Service Enterprise Group,
Inc.
133,000 5.875%,  10/15/2028 139,023
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 278,681
Southern California Edison
Company
185,000 4.000%,  4/1/2047 150,330
Southern Company
265,000 5.113%,  8/1/2027 268,233
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 131,396
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 81,540
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
67,924
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
c
120,477
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 47,841
191,000 4.600%,  12/1/2048 170,410
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
c
183,503
220,000 5.000%,  7/31/2027
c
213,134
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 144,552
Total 7,724,229
Total Long-Term Fixed Income
(cost $436,248,546) 412,845,612
Shares Private Equity Funds ( 0 .4% ) Value
Secondary (0.4%)
1 LCP X (Offshore), LP
*,b,k
14,641,225
Total 14,641,225
Total Private Equity Funds
(cost $11,400,000) 14,641,225
Shares
Collateral Held for Securities
Loaned ( 0 .1% ) Value
6,307,408 Thrivent Cash Management Trust 6,307,408
Total Collateral Held for
Securities Loaned
(cost $6,307,408) 6,307,408
Shares or
Principal
Amount Short-Term Investments ( 15 .8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.280%, 2/7/2024
l,m
$ 499,494
400,000 5.250%, 2/16/2024
l,m
399,076
2,000,000 5.231%, 3/1/2024
l,m
1,991,292
2,900,000 5.255%, 3/6/2024
l,m
2,885,268
100,000 5.240%, 3/12/2024
l,m
99,405
2,800,000 5.244%, 3/13/2024
l,m
2,782,932
1,400,000 5.230%, 3/20/2024
l,m
1,390,044
5,400,000 5.226%, 4/3/2024
l,m
5,351,049
6,100,000 5.210%, 4/10/2024
l,m
6,038,559
9,900,000 5.205%, 4/12/2024
l,m
9,797,436
2,500,000 5.214%, 4/17/2024
l,m
2,472,301
2,800,000 5.207%, 4/26/2024
l,m
2,765,352
Thrivent Core Short-Term Reserve
Fund
60,442,837 5.670% 604,428,372
Total Short-Term Investments
(cost $640,769,645) 640,900,580
Total Investments (cost
$3,437,647,367) 100.8% $ 4,095,334,050
Other Assets and Liabilities, Net
(0.8%) (30,876,336)
Total Net Assets 100.0% $ 4,064,457,714
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $59,084,616 or
1.5% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
e Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h All or a portion of the security is insured or guaranteed.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of January 31,
2024 was $14,641,225 or 0.36% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
31, 2024.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 11,400,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,828,441
Common Stock 3,375,841
Total lending $6,204,282
Gross amount payable upon return of
collateral for securities loaned $6,307,408
Net amounts due to counterparty $103,126
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,734,835,668 1,734,835,668 – –
U.S. Unaffiliated 26,640,433 26,640,433 – –
Common Stock
Communications Services 53,113,896 53,110,390 3,506 –
Consumer Discretionary 94,657,519 94,657,519 – –
Consumer Staples 48,119,306 48,119,306 – –
Energy 39,295,619 39,295,619 – –
Financials 159,880,289 159,880,289 – –
Health Care 123,366,144 123,366,144 – –
Industrials 148,406,091 144,239,429 4,166,662 –
Information Technology 191,482,310 188,811,546 2,670,764 –
Materials 31,807,387 31,017,061 790,326 –
Real Estate 44,847,398 44,847,398 – –
Utilities 23,340,116 23,340,116 – –
Long-Term Fixed Income
Asset-Backed Securities 9,055,932 – 9,055,932 –
Basic Materials 3,210,133 – 3,210,133 –
Capital Goods 7,618,638 – 7,618,638 –
Collateralized Mortgage Obligations 17,340,699 – 17,340,699 –
Commercial Mortgage-Backed Securities 11,510,513 – 11,510,513 –
Communications Services 11,780,359 – 11,780,359 –
Consumer Cyclical 11,492,859 – 11,492,859 –
Consumer Non-Cyclical 13,615,271 – 13,615,271 –
Energy 10,281,396 – 10,281,396 –
Financials 35,366,139 – 35,366,139 –
Foreign Government 171,769 – 171,769 –
Mortgage-Backed Securities 127,267,099 – 127,267,099 –
Technology 7,210,329 – 7,210,329 –
Transportation 3,223,415 – 3,223,415 –
U.S. Government & Agencies 135,976,832 – 135,976,832 –
Utilities 7,724,229 – 7,724,229 –
Private Equity Funds
Secondary 14,641,225 – – 14,641,225
Short-Term Investments 36,472,208 – 36,472,208 –
Subtotal Investments in Securities $ 3,183,751,221 $ 2,712,160,918 $ 456,949,078 $ 14,641,225
Other Investments  * Total
Affiliated Short-Term Investments 604,428,372
U.S. Affiliated Registered Investment Cos. 300,847,049
Collateral Held for Securities Loaned 6,307,408
Subtotal Other Investments $ 911,582,829
Total Investments at Value $ 4,095,334,050
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 38,679,652 38,679,652 – –
Total Asset Derivatives $ 38,679,652 $ 38,679,652 $ – $ –
Liability Derivatives
Futures Contracts 15,083,778 15,083,778 – –
Total Liability Derivatives $ 15,083,778 $ 15,083,778 $ – $ –

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $36,472,208 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 179 March 2024 $ 19,473,738 $ 632,998
CBOT 2-Yr. U.S. Treasury Note 255 March 2024 51,931,020 511,323
CBOT 5-Yr. U.S. Treasury Note 361 March 2024 38,336,656 792,361
CBOT U.S. Long Bond 100 March 2024 11,489,347 745,028
CME E-mini Russell 2000 Index 26 March 2024 2,532,201 10,469
CME E-mini S&P 500 Index 2,979 March 2024 692,680,874 32,780,101
CME E-mini S&P Mid-Cap 400 Index 4 March 2024 1,089,530 7,790
CME Ultra Long Term U.S. Treasury Bond 150 March 2024 18,101,220 1,281,592
ICE mini MSCI EAFE Index 451 March 2024 48,781,089 1,573,061
ICE US mini MSCI Emerging Markets Index 266 March 2024 13,091,860 (47,220)
Ultra 10-Yr. U.S. Treasury Note 75 March 2024 8,420,696 344,929
Total Futures Long Contracts $ 905,928,231 $ 38,632,432
CME E-mini Russell 2000 Index (1,408) March 2024 ( $ 133,336,951 ) ( $ 4,358,408 )
CME E-mini S&P Mid-Cap 400 Index (1,024) March 2024 (271,220,712) (9,693,208)
CME Euro Foreign Exchange Currency (283) March 2024 (38,237,122) (181,897)
Eurex Euro STOXX 50 Index (777) March 2024 (38,268,216) (803,045)
Total Futures Short Contracts ( $ 481,063,001 ) ( $ 15,036,558 )
Total Futures Contracts $ 424,865,230 $ 23,595,874

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 32,392 $ 516 $ 658 $ 34,951 4,435 0.9%
Core Emerging Markets Equity 58,290 2,097 – 63,364 7,455 1.6
Core International Equity 68,886 2,704 – 78,914 7,821 1.9
Core Low Volatility Equity 65,683 5,717 68,100 3,034 287 0.1
Core Mid Cap Value 49,155 1,032 – 56,884 5,423 1.4
Core Small Cap Value 54,964 1,018 – 63,700 6,560 1.6
Global Stock, Class S 172,211 10,842 – 198,834 7,540 4.9
High Yield, Class S 22,778 366 198 24,330 5,820 0.6
Income, Class S 64,051 929 – 70,921 8,702 1.7
International Allocation, Class S 239,607 8,164 – 272,780 26,901 6.7
Large Cap Growth, Class S 353,699 11,917 – 421,972 23,160 10.4
Large Cap Value, Class S 325,897 12,553 – 370,809 13,300 9.1
Limited Maturity Bond, Class S 38,497 423 – 40,059 3,278 1.0
Mid Cap Stock, Class S 227,754 3,898 – 264,244 7,811 6.5
Small Cap Stock, Class S 60,731 332 – 70,886 2,470 1.7
Total U.S. Affiliated Registered Investment
Companies 1,834,595 2,035,682 50.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% 498,724 243,811 138,107 604,428 60,443 14.9
Total Affiliated Short-Term Investments 498,724 604,428 14.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,765 70,701 69,159 6,307 6,307 0.1
Total Collateral Held for Securities Loaned 4,765 6,307 0.1
Total Value $ 2,338,084 $ 2,646,417
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($202) $2,903 $ – $516
Core Emerging Markets Equity – 2,977 – 2,098
Core International Equity – 7,324 – 2,705
Core Low Volatility Equity Fund 6,170 (6,436) 4,189 1,529
Core Mid Cap Value – 6,697 230 802
Core Small Cap Value – 7,718 – 1,018
Global Stock, Class S – 15,781 6,988 3,854
High Yield, Class S (40) 1,424 – 366
Income, Class S – 5,941 – 754
International Allocation, Class S – 25,009 – 8,164
Large Cap Growth, Class S – 56,356 11,918 –
Large Cap Value, Class S – 32,359 6,425 6,128
Limited Maturity Bond, Class S – 1,139 – 344
Mid Cap Stock, Class S – 32,592 2,718 1,180
Small Cap Stock, Class S – 9,823 – 333
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% – – – 8,012
Total Income/Non Cash Income from Affiliated Investments $37,803
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total $5,928 $201,607 $ 32,468

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.8% ) Value
U.S. Affiliated  (41.0%)
4,475,967 Thrivent Core Emerging Markets
Debt Fund $ 35,270,619
905,202 Thrivent Core Emerging Markets
Equity Fund 7,694,217
1,488,257 Thrivent Core International Equity
Fund 15,016,516
57,355 Thrivent Core Low Volatility Equity
Fund 605,664
977,919 Thrivent Core Mid Cap Value Fund 10,258,368
864,927 Thrivent Core Small Cap Value
Fund 8,398,441
76,559 Thrivent Global Stock Fund, Class
S 2,018,856
5,949,383 Thrivent High Yield Fund, Class S 24,868,419
9,167,860 Thrivent Income Fund, Class S 74,718,057
2,348,635 Thrivent International Allocation
Fund, Class S 23,815,160
3,649,183 Thrivent Large Cap Growth Fund,
Class S 66,488,109
3,825,033 Thrivent Large Cap Value Fund,
Class S 106,641,913
3,415,235 Thrivent Limited Maturity Bond
Fund, Class S 41,734,176
828,836 Thrivent Mid Cap Stock Fund,
Class S 28,039,522
265,427 Thrivent Small Cap Stock Fund,
Class S 7,617,745
Total 453,185,782
U.S. Unaffiliated  (0.8%)
1,686 Communication Services Select
Sector SPDR Fund 127,934
1,759 Industrial Select Sector SPDR
Fund 198,574
1,057 Invesco QQQ Trust Series 1 440,737
335 iShares Biotechnology ETF 45,017
730 iShares Russell 2000 Index Fund 140,802
22,043 SPDR Bloomberg High Yield Bond
ETF
a
2,091,219
10,207 SPDR S&P 500 ETF Trust 4,928,756
1,372 SPDR S&P Biotech ETF 119,954
379 SPDR S&P Oil & Gas Exploration
ETF 50,415
Total 8,143,408
Total Registered Investment
Companies (cost $371,763,846) 461,329,190
Principal
Amount Long-Term Fixed Income ( 38.1% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
b,c
401,490
720 East CLO I, Ltd.
600,000
8.568%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,d
607,030
175,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,d
176,440
Principal
Amount Long-Term Fixed Income (38.1%) Value
Asset-Backed Securities (0.8%) - continued
Access Group, Inc.
$ 46,363
5.959%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,d
$ 45,714
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
439,238
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
295,865
Ares XL CLO, Ltd.
450,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,d
445,524
Avis Budget Rental Car Funding
AESOP, LLC
144,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
b
145,797
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
261,134
Commonbond Student Loan Trust
23,689
5.950%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,d
23,255
Drive Auto Receivables Trust
350,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 333,406
Dryden 36 Senior Loan Fund
375,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,d
375,068
Foundation Finance Trust
156,512
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
143,090
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
522,461
GSAA Home Equity Trust
886,348
4.468%,  8/25/2034, Ser.
2004-10, Class M2
d
805,427
Home Partners of America Trust
577,266
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
526,948
468,093
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
391,109
Laurel Road Prime Student Loan
Trust
171,419
5.910%,  11/25/2043, Ser.
2018-D, Class A
b,d
163,055
Longfellow Place CLO, Ltd.
121,204
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,d
121,153
National Collegiate Trust
92,368
5.745%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,d
90,047
Oak Street Investment
378,740
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
348,120

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Asset-Backed Securities (0.8%) - continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 279,160
5.115%,  1/25/2026, Ser.
2021-1, Class A1
b,d
$ 277,138
Pretium Mortgage Credit Partners,
LLC
268,194
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
b,c
263,410
133,952
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
b,c
133,520
Progress Residential Trust
275,000
3.350%,  2/17/2041, Ser.
2024-SFR1, Class A
b,e
255,202
VCAT Asset Securitization, LLC
226,813
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
b,c
227,714
Vericrest Opportunity Loan
Transferee
186,138
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
b,c
180,608
142,973
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
b,c
138,620
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b,c
172,259
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,c
209,209
Wind River CLO, Ltd.
275,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,d
275,042
Total 8,794,093
Basic Materials (0.3%)
Alcoa Nederland Holding BV
98,000 5.500%,  12/15/2027
b
96,441
Anglo American Capital plc
200,000 3.875%,  3/16/2029
b
188,166
ATI, Inc.
69,000 7.250%,  8/15/2030 71,006
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
b
88,425
Chemours Company
95,000 5.750%,  11/15/2028
b
89,604
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027
a
79,385
80,000 4.625%,  3/1/2029
b
75,000
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
b
138,157
EIDP, Inc.
136,000 4.500%,  5/15/2026 135,611
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
b
162,988
FMC Corporation
135,000 5.150%,  5/18/2026 135,063
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
b
95,957
193,000 4.000%,  3/27/2027
b
187,775
135,000 6.125%,  10/6/2028
b
141,909
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,086
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
b
105,621
Principal
Amount Long-Term Fixed Income (38.1%) Value
Basic Materials (0.3%) - continued
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
$ 76,000 9.000%,  7/1/2028
b
$ 74,283
Innophos Holdings, Inc.
35,000 9.375%,  2/15/2028
b
29,663
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
b
133,259
Mercer International, Inc.
41,000 5.125%,  2/1/2029
a
35,199
Methanex Corporation
54,000 4.250%,  12/1/2024 53,189
Mineral Resources, Ltd.
21,000 9.250%,  10/1/2028
b
22,181
Mosaic Company
128,000 5.375%,  11/15/2028 130,544
Novelis Corporation
45,000 3.250%,  11/15/2026
b
42,135
50,000 4.750%,  1/30/2030
b
46,375
45,000 3.875%,  8/15/2031
b
39,030
Nutrien, Ltd.
68,000 4.900%,  3/27/2028 68,339
OCI NV
76,000 4.625%,  10/15/2025
b
74,277
Olin Corporation
170,000 5.125%,  9/15/2027 164,900
10,000 5.625%,  8/1/2029 9,797
SCIL IV, LLC/SCIL USA Holdings,
LLC
72,000 5.375%,  11/1/2026
b
69,990
SNF Group SACA
105,000 3.375%,  3/15/2030
b
90,181
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
b
90,312
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
a,b
72,705
Tronox, Inc.
36,000 4.625%,  3/15/2029
b
31,785
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
b
61,070
United States Steel Corporation
110,000 6.875%,  3/1/2029 111,465
Total 3,296,873
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
b
90,745
AECOM
71,000 5.125%,  3/15/2027 69,789
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
b
113,431
15,000 4.625%,  5/15/2030
b
13,537
ARD Finance SA
32,000 6.500%,  6/30/2027
b
15,462
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
a,b
107,637
Boeing Company
303,000 5.930%,  5/1/2060 302,528
156,000 5.040%,  5/1/2027 156,213
325,000 5.705%,  5/1/2040 327,384
Bombardier, Inc.
102,000 7.875%,  4/15/2027
b
101,870

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Capital Goods (0.7%) - continued
$ 85,000 6.000%,  2/15/2028
b
$ 82,812
Brand Industrial Services, Inc.
33,000 10.375%,  8/1/2030
b
34,856
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
b
67,194
Canpack SA/Canpack US, LLC
145,000 3.875%,  11/15/2029
b
127,790
Carrier Global Corporation
188,000 2.700%,  2/15/2031 164,102
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
b
105,732
Clean Harbors, Inc.
136,000 6.375%,  2/1/2031
b
137,776
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
13,931
27,000 8.750%,  4/15/2030
b
25,649
CNH Industrial NV
110,000 3.850%,  11/15/2027 106,384
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
a,b
63,108
Covanta Holding Corporation
44,000 4.875%,  12/1/2029
b
38,002
CP Atlas Buyer, Inc.
101,000 7.000%,  12/1/2028
b
90,022
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 92,181
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
103,000 6.625%,  12/15/2030
b
104,037
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
b
66,043
145,000 3.500%,  9/1/2028
b
131,255
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
b
156,175
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
b
88,374
Howmet Aerospace, Inc.
119,000 3.000%,  1/15/2029 107,714
204,000 5.950%,  2/1/2037 210,089
Ingersoll Rand, Inc.
34,000 5.700%,  8/14/2033 35,509
John Deere Capital Corporation
88,000 4.950%,  7/14/2028 89,937
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 121,660
40,000 6.150%,  9/1/2036 44,832
Mauser Packaging Solutions
Holding Company
55,000 9.250%,  4/15/2027
b
53,089
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
b
50,050
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
b
52,473
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
b
103,113
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
b
121,061
Nordson Corporation
134,000 5.600%,  9/15/2028 138,065
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 250,636
Principal
Amount Long-Term Fixed Income (38.1%) Value
Capital Goods (0.7%) - continued
OI European Group BV
$ 136,000 4.750%,  2/15/2030
b
$ 125,868
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
b
54,764
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
b
74,640
Parker-Hannifin Corporation
290,000 4.500%,  9/15/2029
a
289,814
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
a,b
107,792
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026
b
171,809
Republic Services, Inc.
125,000 2.900%,  7/1/2026 120,138
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
b
71,693
Rolls-Royce plc
51,000 5.750%,  10/15/2027
b
51,028
RTX Corporation
44,000 6.400%,  3/15/2054 50,672
110,000 4.125%,  11/16/2028 107,221
200,000 4.450%,  11/16/2038 185,017
Sealed Air Corporation
86,000 6.125%,  2/1/2028
b
86,305
Smyrna Ready Mix Concrete, LLC
97,000 8.875%,  11/15/2031
b
101,905
Spirit AeroSystems, Inc.
107,000 9.750%,  11/15/2030
b
112,303
SRM Escrow Issuer, LLC
60,000 6.000%,  11/1/2028
b
58,647
Summit Materials, LLC/Summit
Materials Finance Corporation
28,000 7.250%,  1/15/2031
b
29,090
Textron, Inc.
197,000 3.375%,  3/1/2028 186,577
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
55,000 7.750%,  4/15/2026
b
55,143
Trane Technologies Financing, Ltd.
129,000 3.500%,  3/21/2026 125,729
TransDigm, Inc.
82,000 6.250%,  3/15/2026
b
81,442
181,000 5.500%,  11/15/2027 176,097
45,000 4.875%,  5/1/2029 42,057
117,000 7.125%,  12/1/2031
b
121,946
Triumph Group, Inc.
109,000 9.000%,  3/15/2028
b
115,011
Trivium Packaging Finance
53,000 5.500%,  8/15/2026
b
51,741
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 117,118
90,000 4.000%,  7/15/2030 82,297
Veralto Corporation
136,000 5.350%,  9/18/2028
b
138,831
Waste Management, Inc.
135,000 4.875%,  2/15/2034 135,910
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
b
48,436

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Capital Goods (0.7%) - continued
WESCO Distribution, Inc.
$ 69,000 7.250%,  6/15/2028
b
$ 70,877
Total 7,720,165
Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust
120,070
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 67,573
BINOM Securitization Trust
243,692
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,d
210,880
CHL Mortgage Pass-Through Trust
590,035
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 230,079
CHNGE Mortgage Trust
452,785
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,c
456,260
541,678
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,c
540,475
Citicorp Mortgage Securities, Inc.
195,360
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 171,443
COLT Mortgage Loan Trust
476,365
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,d
406,016
Countrywide Alternative Loan Trust
127,161
4.012%,  10/25/2035, Ser.
2005-43, Class 4A1
d
102,475
386,070
7.000%,  10/25/2037, Ser.
2007-24, Class A10 141,325
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 34,650
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,d
285,096
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,d
407,183
268,855
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,d
266,439
278,412
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,d
235,026
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
34,603
6.000%,  2/26/2024, Ser.
2006-AR5, Class 23A 18,457
Federal Home Loan Mortgage
Corporation - REMIC
1,019,940
4.000%,  1/25/2051, Ser.
5249, Class LA 989,382
533,009
4.000%,  9/25/2052, Ser.
5256, Class A 510,753
210,115
3.000%,  2/15/2033, Ser.
4170, Class IG
f
16,796
226,985
3.000%,  3/15/2033, Ser.
4180, Class PI
f
22,026
806,560
4.500%,  10/15/2033, Ser.
2695, Class BH 794,752
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 515,684
Federal National Mortgage
Association - REMIC
802,758
4.500%,  6/25/2052, Ser.
2022-43, Class MA 783,900
Principal
Amount Long-Term Fixed Income (38.1%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
$ 452,854
4.000%,  7/25/2052, Ser.
2022-37, Class PE $ 437,554
771,296
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 585,384
266,539
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
8,973
1,367,234
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,370,089
786,145
4.500%,  1/25/2046, Ser.
2022-68, Class BA 774,786
Flagstar Mortgage Trust
259,942
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,d
223,008
GCAT Trust
385,817
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,d
335,047
GS Mortgage-Backed Securities
Trust
640,290
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,d
540,995
GSR Mortgage Loan Trust
324,160
5.006%,  9/25/2034, Ser.
2004-11, Class 2A2
d
307,552
J.P. Morgan Mortgage Trust
465,627
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,d
378,613
359,414
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,d
294,277
LHOME Mortgage Trust
67,901
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
b
67,486
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,c
350,258
Mello Mortgage Capital
Acceptance
522,800
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,d
423,795
Merrill Lynch Alternative Note
Asset Trust
77,930
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 29,056
New Residential Mortgage Loan
Trust
1,027,255
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,d
835,287
NYMT Loan Trust I
258,923
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
b,c
258,127
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,d
310,095
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
b,c
794,016
Residential Accredit Loans, Inc.
Trust
81,319
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 69,278
Residential Asset Securitization
Trust
417,519
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 253,707

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
ROC Securities Trust Series
$ 393,792
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,d
$ 387,894
Sequoia Mortgage Trust
213,708
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
d
144,323
Toorak Mortgage Corporation, Ltd.
254,411
3.240%,  6/25/2024, Ser.
2021-1, Class A1
b
249,151
TRK Trust
357,079
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,d
302,530
Vericrest Opportunity Loan
Transferee
219,815
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
b,c
214,424
Verus Securitization Trust
222,095
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,d
188,238
442,313
6.259%,  12/25/2068, Ser.
2023-8, Class A1
b,c
447,336
Total 17,787,949
Commercial Mortgage-Backed Securities (1.2%)
BANK 2022-BNK39
2,738,592
0.532%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,f
72,500
BANK5 2023-5YR2
500,000
7.379%,  7/15/2056, Ser.
2023-5YR2, Class AS
d
526,948
BBCMS Mortgage Trust
1,249,193
0.834%,  2/15/2055, Ser.
2022-C14, Class XA
d,f
48,848
3,988,607
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
d,f
305,411
2,930,780
1.945%,  10/15/2053, Ser.
2020-C8, Class XA
d,f
244,739
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,g
1,571,078
1,250,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,g
1,164,480
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
g
1,633,144
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,g
1,711,636
1,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
d,g
1,426,790
400,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
d,g
399,917
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
2,250,000
5.150%,  3/25/2034, Ser.
K162, Class A2
b
2,358,528
MIRA Trust
500,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
b
521,627
Principal
Amount Long-Term Fixed Income (38.1%) Value
Commercial Mortgage-Backed Securities (1.2%)
- continued
Morgan Stanley Capital I Trust
$ 2,911,493
1.958%,  7/15/2053, Ser.
2020-HR8, Class XA
d,f
$ 258,132
SCOTT Trust
575,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
b
581,337
Total 12,825,115
Communications Services (1.1%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
b
46,535
Altice Financing SA
81,000 5.750%,  8/15/2029
b
70,590
Altice France SA/France
184,000 5.125%,  7/15/2029
b
134,521
57,000 5.500%,  10/15/2029
b
41,996
AMC Networks, Inc.
41,000 4.750%,  8/1/2025 39,505
131,000 4.250%,  2/15/2029 100,769
American Tower Corporation
180,000 3.375%,  10/15/2026 172,907
135,000 5.800%,  11/15/2028 139,979
135,000 2.900%,  1/15/2030 120,156
157,000 5.650%,  3/15/2033 162,164
AT&T, Inc.
204,000 3.650%,  6/1/2051 152,132
301,000 3.500%,  9/15/2053 214,969
130,000 2.300%,  6/1/2027 120,497
275,000 4.350%,  3/1/2029
a
270,408
135,000 5.400%,  2/15/2034 138,483
200,000 4.900%,  8/15/2037 193,423
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
b
61,431
160,000 5.125%,  5/1/2027
b
154,323
78,000 5.000%,  2/1/2028
b
73,307
10,000 6.375%,  9/1/2029
b
9,737
115,000 4.750%,  3/1/2030
b
102,190
100,000 4.500%,  8/15/2030
b
86,966
54,000 4.250%,  2/1/2031
b
45,660
107,000 4.750%,  2/1/2032
b
91,780
89,000 4.250%,  1/15/2034
b
70,764
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
93,000 6.150%,  11/10/2026 94,998
203,000 4.200%,  3/15/2028 195,127
360,000 3.500%,  6/1/2041 251,326
Cimpress plc
69,000 7.000%,  6/15/2026 67,965
Clear Channel Outdoor Holdings,
Inc.
55,000 7.500%,  6/1/2029
a,b
45,443
Clear Channel Worldwide
Holdings, Inc.
203,000 5.125%,  8/15/2027
b
191,184
Comcast Corporation
204,000 5.350%,  5/15/2053 207,930
176,000 2.887%,  11/1/2051 116,518
139,000 4.250%,  10/15/2030 136,036
145,000 4.400%,  8/15/2035 139,189

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Communications Services (1.1%) - continued
$ 317,000 4.750%,  3/1/2044 $ 295,982
Connect Finco SARL/Connect US
Finco, LLC
53,000 6.750%,  10/1/2026
b
51,799
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
b
120,272
57,000 11.750%,  1/31/2029
b
57,897
110,000 6.500%,  2/1/2029
b
93,507
123,000 4.125%,  12/1/2030
b
88,868
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 403,794
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
223,000 5.875%,  8/15/2027
b
212,004
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 219,213
DISH DBS Corporation
35,000 5.875%,  11/15/2024 32,493
48,000 5.250%,  12/1/2026
b
37,800
36,000 7.375%,  7/1/2028 15,840
62,000 5.750%,  12/1/2028
a,b
41,709
54,000 5.125%,  6/1/2029 20,685
DISH Network Corporation
52,000 11.750%,  11/15/2027
b
54,273
Frontier Communications
Holdings, LLC
124,000 5.875%,  10/15/2027
b
119,267
80,000 6.750%,  5/1/2029
a,b
70,898
26,000 8.750%,  5/15/2030
b
26,634
GCI, LLC
100,000 4.750%,  10/15/2028
b
91,673
Gray Television, Inc.
115,000 4.750%,  10/15/2030
b
89,991
134,000 5.375%,  11/15/2031
a,b
104,879
iHeartCommunications, Inc.
62,000 6.375%,  5/1/2026
a
53,249
Iliad Holding SASU
127,000 6.500%,  10/15/2026
b
124,493
Lamar Media Corporation
56,000 3.625%,  1/15/2031 49,252
LCPR Senior Secured Financing
DAC
141,000 6.750%,  10/15/2027
b
135,820
Level 3 Financing, Inc.
103,000 4.625%,  9/15/2027
b
53,560
135,000 4.250%,  7/1/2028
b
45,225
49,000 10.500%,  5/15/2030
a,b
48,755
McGraw-Hill Education, Inc.
94,000 8.000%,  8/1/2029
b
87,185
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 108,854
121,000 4.800%,  5/15/2030 123,222
239,000 3.850%,  8/15/2032 225,993
Netflix, Inc.
55,000 5.875%,  11/15/2028 57,838
138,000 5.375%,  11/15/2029
b
142,019
180,000 4.875%,  6/15/2030
b
180,865
News Corporation
98,000 3.875%,  5/15/2029
b
90,087
NTT Finance Corporation
198,000 4.372%,  7/27/2027
b
196,387
Principal
Amount Long-Term Fixed Income (38.1%) Value
Communications Services (1.1%) - continued
Omnicom Group, Inc.
$ 90,000 4.200%,  6/1/2030 $ 86,866
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
41,000 4.625%,  3/15/2030
b
36,287
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
b
74,716
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
b
33,540
48,000 5.375%,  1/15/2031
b
36,466
Sinclair Television Group, Inc.
79,000 4.125%,  12/1/2030
b
61,028
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
b
105,735
65,000 4.000%,  7/15/2028
b
59,027
55,000 4.125%,  7/1/2030
b
48,125
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 410,631
Take-Two Interactive Software, Inc.
137,000 4.950%,  3/28/2028 138,023
TEGNA, Inc.
110,000 4.625%,  3/15/2028 102,597
Telecom Italia Capital SA
95,000 6.000%,  9/30/2034 89,050
Telecom Italia SPA/Milano
43,000 5.303%,  5/30/2024
b
42,755
Telesat Canada/Telesat, LLC
50,000 4.875%,  6/1/2027
b
29,500
20,000 6.500%,  10/15/2027
b
9,000
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 245,227
200,000 4.850%,  1/15/2029 200,390
210,000 4.375%,  4/15/2040 189,511
United States Cellular Corporation
24,000 6.700%,  12/15/2033 24,720
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
170,000 4.750%,  4/15/2028
b
144,883
Univision Communications, Inc.
115,000 4.500%,  5/1/2029
b
102,191
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060
a
129,220
475,000 2.650%,  11/20/2040 339,207
310,000 3.400%,  3/22/2041 245,117
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
b
37,511
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
b
84,639
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
122,387
Warnermedia Holdings, Inc.
238,000 5.141%,  3/15/2052 204,577
204,000 4.054%,  3/15/2029 193,153
204,000 5.050%,  3/15/2042 180,827
YPSO Finance BIS SA
44,000 10.500%,  5/15/2027
b
25,284
Ziggo Bond Company BV
41,000 5.125%,  2/28/2030
b
34,590
Total 12,099,970

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
$ 140,000 4.375%,  1/15/2028
b
$ 133,158
Adient Global Holdings, Ltd.
57,000 8.250%,  4/15/2031
b
60,197
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
45,000 6.625%,  7/15/2026
b
44,341
50,000 6.000%,  6/1/2029
b
41,515
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
b
153,010
Allison Transmission, Inc.
56,000 3.750%,  1/30/2031
b
48,978
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 184,251
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
a
164,429
American Honda Finance
Corporation
136,000 5.650%,  11/15/2028 142,139
135,000 5.850%,  10/4/2030 144,059
Arko Corporation
63,000 5.125%,  11/15/2029
b
55,523
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
b
63,004
40,000 4.625%,  4/1/2030
b
36,202
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
b
96,456
Boyne USA, Inc.
38,000 4.750%,  5/15/2029
b
34,808
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
100,000 6.250%,  9/15/2027
b
97,073
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
b
147,502
50,000 8.125%,  7/1/2027
b
51,312
233,000 4.625%,  10/15/2029
b
212,989
43,000 6.500%,  2/15/2032
b,e
43,476
Carnival Corporation
43,000 7.625%,  3/1/2026
b
43,679
190,000 5.750%,  3/1/2027
b
187,188
40,000 4.000%,  8/1/2028
b
37,001
36,000 6.000%,  5/1/2029
b
34,869
Cedar Fair, LP
82,000 5.250%,  7/15/2029 78,386
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
b
66,671
41,000 6.750%,  5/1/2031
b
41,466
Cinemark USA, Inc.
116,000 5.875%,  3/15/2026
a,b
114,937
Clarios Global, LP/Clarios US
Finance Company, Inc.
50,000 8.500%,  5/15/2027
b
49,863
102,000 6.750%,  5/15/2028
b
103,354
D.R. Horton, Inc.
68,000 2.600%,  10/15/2025 65,270
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
b
196,616
Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Cyclical (1.1%) - continued
Dana, Inc.
$ 52,000 4.500%,  2/15/2032 $ 44,708
Expedia Group, Inc.
352,000 3.250%,  2/15/2030 319,788
Ford Motor Company
129,000 3.250%,  2/12/2032 106,789
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 193,061
114,000 2.700%,  8/10/2026 105,957
203,000 2.900%,  2/10/2029 178,141
169,000 7.122%,  11/7/2033 181,112
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
b
66,491
General Motors Company
165,000 6.125%,  10/1/2025 167,390
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 165,849
233,000 5.800%,  1/7/2029 239,198
GLP Capital, LP
255,000 5.750%,  6/1/2028 256,734
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 70,391
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
a,b
87,763
Hilton Domestic Operating
Company, Inc.
128,000 4.875%,  1/15/2030 123,369
40,000 3.625%,  2/15/2032
b
34,339
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
66,000 5.000%,  6/1/2029
b
60,986
Home Depot, Inc.
205,000 5.400%,  9/15/2040 214,975
120,000 4.250%,  4/1/2046 107,670
345,000 3.900%,  6/15/2047 292,233
Hyundai Capital America
136,000 6.250%,  11/3/2025
b
138,217
225,000 1.800%,  1/10/2028
b
199,619
International Game Technology plc
121,000 5.250%,  1/15/2029
b
118,085
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
b
53,134
KB Home
105,000 4.800%,  11/15/2029 99,364
Kohl's Corporation
114,000 4.625%,  5/1/2031 91,200
L Brands, Inc.
150,000 6.625%,  10/1/2030
b
151,973
30,000 6.875%,  11/1/2035 29,915
Lennar Corporation
204,000 4.750%,  5/30/2025 202,773
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
b
102,689
Live Nation Entertainment, Inc.
74,000 4.750%,  10/15/2027
b
70,490
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 141,260
284,000 2.625%,  4/1/2031 247,020
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
b
92,150

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Cyclical (1.1%) - continued
Marriott International, Inc./MD
$ 255,000 4.625%,  6/15/2030 $ 251,463
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
74,295
McDonald's Corporation
282,000 4.450%,  3/1/2047 253,758
Michaels Companies, Inc.
66,000 5.250%,  5/1/2028
a,b
51,841
NCL Corporation, Ltd.
38,000 3.625%,  12/15/2024
b
37,242
46,000 5.875%,  3/15/2026
b
44,853
90,000 5.875%,  2/15/2027
b
88,668
Nissan Motor Acceptance
Company, LLC
207,000 1.125%,  9/16/2024
b
200,828
Nordstrom, Inc.
33,000 4.375%,  4/1/2030 28,633
46,000 4.250%,  8/1/2031 38,198
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
a,b
81,224
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
b
116,770
94,000 7.750%,  2/15/2029
b
90,868
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
172,000 5.750%,  4/15/2026
b
171,919
76,000 6.250%,  1/15/2028
b
75,315
Raising Cane's Restaurants, LLC
42,000 9.375%,  5/1/2029
b
45,003
Real Hero Merger Sub 2, Inc.
43,000 6.250%,  2/1/2029
a,b
37,305
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
98,000 5.750%,  1/15/2029
b
72,791
Royal Caribbean Cruises, Ltd.
184,000 4.250%,  7/1/2026
b
177,050
66,000 9.250%,  1/15/2029
b
70,892
65,000 7.250%,  1/15/2030
b
67,744
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
b
36,660
SeaWorld Parks and
Entertainment, Inc.
62,000 5.250%,  8/15/2029
b
57,742
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
b
45,218
Staples, Inc.
79,000 7.500%,  4/15/2026
b
73,948
31,000 10.750%,  4/15/2027
b
24,025
Station Casinos, LLC
74,000 4.625%,  12/1/2031
a,b
66,415
Tapestry, Inc.
153,000 7.350%,  11/27/2028 160,258
Target Corporation
204,000 2.950%,  1/15/2052 142,548
Tenneco, Inc.
91,000 8.000%,  11/17/2028
b
79,273
Toyota Motor Credit Corporation
64,000 4.800%,  1/5/2034 63,940
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
b
21,050
Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Cyclical (1.1%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 224,000 4.625%,  6/15/2025
b
$ 220,688
69,000 5.750%,  2/1/2027
b
68,832
80,000 3.750%,  2/15/2027
b
75,683
99,000 4.125%,  8/15/2030
b
90,096
Victoria's Secret & Company
42,000 4.625%,  7/15/2029
b
35,510
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
b
136,862
Volkswagen Group of America
Finance, LLC
165,000 4.350%,  6/8/2027
b
162,347
Wabash National Corporation
97,000 4.500%,  10/15/2028
b
88,270
Walmart, Inc.
170,000 4.500%,  9/9/2052 161,952
WASH Multifamily Acquisition, Inc.
54,000 5.750%,  4/15/2026
b
51,911
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
b
105,619
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
58,024
Total 11,832,086
Consumer Non-Cyclical (1.2%)
1375209 B.C., Ltd.
34,000 9.000%,  1/30/2028
a,b
32,980
Abbott Laboratories
237,000 4.750%,  11/30/2036 239,881
AbbVie, Inc.
100,000 4.500%,  5/14/2035 97,594
325,000 4.300%,  5/14/2036 310,043
101,000 4.850%,  6/15/2044 98,090
AdaptHealth, LLC
125,000 4.625%,  8/1/2029
b
98,132
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
130,000 4.625%,  1/15/2027
b
126,108
136,000 3.500%,  3/15/2029
b
122,877
Altria Group, Inc.
136,000 6.875%,  11/1/2033 149,783
Amgen, Inc.
200,000 4.200%,  2/22/2052 165,986
206,000 5.250%,  3/2/2030 210,907
206,000 5.600%,  3/2/2043 211,952
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
316,000 4.700%,  2/1/2036 312,162
Anheuser-Busch InBev Worldwide,
Inc.
383,000 4.375%,  4/15/2038 364,259
204,000 5.550%,  1/23/2049 215,890
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 168,050
AstraZeneca plc
360,000 3.000%,  5/28/2051 260,899
B&G Foods, Inc.
42,000 5.250%,  9/15/2027
a
37,882
63,000 8.000%,  9/15/2028
b
65,671

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Non-Cyclical (1.2%) - continued
BAT Capital Corporation
$ 68,000 7.750%,  10/19/2032 $ 77,214
137,000 7.079%,  8/2/2043 145,348
Bausch & Lomb Escrow
Corporation
21,000 8.375%,  10/1/2028
b
21,789
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
b
34,922
64,000 4.875%,  6/1/2028
b
36,187
93,000 11.000%,  9/30/2028
a,b
63,268
Baxter International, Inc.
203,000 3.132%,  12/1/2051
a
136,198
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 81,279
160,000 3.700%,  6/6/2027 154,789
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
b
59,382
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 277,864
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
146,636
Catalent Pharma Solutions, Inc.
69,000 3.125%,  2/15/2029
b
60,669
Central Garden & Pet Company
130,000 4.125%,  10/15/2030
a
116,566
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
b
9,576
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
b
93,586
72,000 7.625%,  7/1/2029
b
72,897
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
b
70,208
24,000 8.000%,  12/15/2027
b
23,635
102,000 6.000%,  1/15/2029
b
92,160
42,000 5.250%,  5/15/2030
b
34,773
44,000 4.750%,  2/15/2031
b
34,929
Constellation Brands, Inc.
169,000 3.600%,  2/15/2028 162,112
110,000 2.875%,  5/1/2030 98,315
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
123,000 4.750%,  1/15/2029
b
117,244
69,000 6.625%,  7/15/2030
b
70,281
CVS Health Corporation
306,000 5.625%,  2/21/2053 304,686
153,000 5.125%,  2/21/2030 154,555
245,000 4.875%,  7/20/2035 240,330
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
83,200
Eli Lilly & Company
102,000 4.950%,  2/27/2063 103,426
Embecta Corporation
32,000 6.750%,  2/15/2030
b
27,880
Encompass Health Corporation
160,000 4.500%,  2/1/2028 152,832
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
b
93,050
Fortrea Holdings, Inc.
54,000 7.500%,  7/1/2030
b
54,881
Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Non-Cyclical (1.2%) - continued
General Mills, Inc.
$ 54,000 4.950%,  3/29/2033 $ 54,053
Grifols SA
96,000 4.750%,  10/15/2028
b
82,566
HCA, Inc.
234,000 3.500%,  9/1/2030 212,323
HLF Financing SARL, LLC/
Herbalife International, Inc.
185,000 4.875%,  6/1/2029
b
144,531
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
b
186,558
Jazz Securities DAC
55,000 4.375%,  1/15/2029
b
50,731
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
135,000 6.750%,  3/15/2034
b
142,090
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
68,000 4.375%,  2/2/2052 50,578
135,000 5.500%,  1/15/2030 131,891
204,000 3.000%,  5/15/2032 165,771
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
35,000 9.000%,  2/15/2029
b,e
35,316
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 183,046
Kraft Heinz Foods Company
89,000 3.875%,  5/15/2027 87,012
30,000 5.200%,  7/15/2045 29,081
180,000 4.375%,  6/1/2046 155,745
Legacy LifePoint Health, LLC
41,000 4.375%,  2/15/2027
b
38,184
LifePoint Health, Inc.
40,000 9.875%,  8/15/2030
b
40,903
43,000 11.000%,  10/15/2030
b
45,755
Mattel, Inc.
170,000 5.450%,  11/1/2041 152,745
Medtronic, Inc.
204,000 4.375%,  3/15/2035 198,811
ModivCare Escrow Issuer, Inc.
35,000 5.000%,  10/1/2029
b
28,396
ModivCare, Inc.
28,000 5.875%,  11/15/2025
b
27,652
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
b
82,392
68,000 5.250%,  10/1/2029
b
63,404
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
b
87,835
57,000 5.125%,  4/30/2031
b
48,970
Owens & Minor, Inc.
93,000 6.625%,  4/1/2030
a,b
88,596
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 121,405
Perrigo Finance Unlimited
Company
51,000 4.375%,  3/15/2026 49,862
58,000 3.150%,  6/15/2030 53,128
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 311,128

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Consumer Non-Cyclical (1.2%) - continued
$ 102,000 4.750%,  5/19/2033 $ 101,874
134,000 5.110%,  5/19/2043 133,201
Philip Morris International, Inc.
110,000 5.125%,  11/17/2027 111,801
135,000 5.500%,  9/7/2030 139,901
204,000 5.375%,  2/15/2033 208,202
Post Holdings, Inc.
80,000 4.500%,  9/15/2031
b
71,860
Primo Water Holdings, Inc.
83,000 4.375%,  4/30/2029
b
75,563
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
41,000 9.750%,  12/1/2026
b
40,929
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 293,123
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
122,024
Scotts Miracle-Gro Company
38,000 4.500%,  10/15/2029 33,626
SEG Holding, LLC
87,000 5.625%,  10/15/2028
b
88,125
Simmons Foods, Inc.
108,000 4.625%,  3/1/2029
b
92,855
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
b
81,600
40,000 5.500%,  7/15/2030
b
39,300
70,000 3.875%,  3/15/2031
b
64,842
Star Parent, Inc.
70,000 9.000%,  10/1/2030
a,b
73,605
Sysco Corporation
205,000 6.600%,  4/1/2040 229,850
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 141,682
Teleflex, Inc.
140,000 4.250%,  6/1/2028
b
132,814
Tenet Healthcare Corporation
285,000 5.125%,  11/1/2027 276,740
50,000 6.125%,  10/1/2028 49,816
82,000 6.750%,  5/15/2031
b
83,873
Teva Pharmaceutical Finance
Netherlands III BV
75,000 3.150%,  10/1/2026 69,772
Thermo Fisher Scientific, Inc.
100,000 5.000%,  12/5/2026 101,315
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 97,228
Utah Acquisition Sub, Inc.
135,000 3.950%,  6/15/2026 131,180
Viterra Finance BV
169,000 3.200%,  4/21/2031
b
147,721
Wyeth, LLC
135,000 6.500%,  2/1/2034 152,823
Zoetis, Inc.
318,000 4.700%,  2/1/2043 298,739
Total 13,632,255
Energy (0.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
69,127
Principal
Amount Long-Term Fixed Income (38.1%) Value
Energy (0.9%) - continued
Antero Resources Corporation
$ 37,000 5.375%,  3/1/2030
b
$ 35,282
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
b
103,826
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
72,000 8.250%,  12/31/2028
b
73,647
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
b
70,604
Borr IHC, Ltd./Borr Finance, LLC
88,000 10.375%,  11/15/2030
b
91,080
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 242,807
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
46,012
Canadian Natural Resources, Ltd.
95,000 2.950%,  7/15/2030 83,717
Cheniere Energy Partners, LP
544,000 4.500%,  10/1/2029 518,965
Chesapeake Energy Corporation
52,000 6.750%,  4/15/2029
b
52,602
Chord Energy Corporation
52,000 6.375%,  6/1/2026
b
51,997
Civitas Resources, Inc.
51,000 8.375%,  7/1/2028
b
53,637
24,000 8.625%,  11/1/2030
b
25,597
92,000 8.750%,  7/1/2031
b
97,806
CNX Resources Corporation
40,000 6.000%,  1/15/2029
b
38,650
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
138,721
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
b
34,303
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
b
64,992
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
b
218,868
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
70,904
Crescent Energy Finance, LLC
75,000 9.250%,  2/15/2028
b
77,861
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
28,780
Diamondback Energy, Inc.
135,000 3.125%,  3/24/2031 119,822
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
b
52,369
35,000 4.375%,  6/15/2031
b
31,352
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
b
56,293
Energy Transfer, LP
150,000 4.000%,  10/1/2027 144,876
155,000 4.900%,  3/15/2035 146,201
50,000 5.150%,  2/1/2043 45,155
275,000 6.000%,  6/15/2048 276,778
EnLink Midstream Partners, LP
133,000 4.850%,  7/15/2026 129,872

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Energy (0.9%) - continued
Enterprise Products Operating,
LLC
$ 175,000 3.300%,  2/15/2053 $ 127,948
EQM Midstream Partners, LP
188,000 4.750%,  1/15/2031
b
175,256
EQT Corporation
113,000 6.125%,  2/1/2025 113,363
204,000 3.900%,  10/1/2027 195,005
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 231,267
Ferrellgas, LP/Ferrellgas Finance
Corporation
78,000 5.375%,  4/1/2026
b
76,847
Genesis Energy LP/Genesis
Energy Finance Corporation
112,000 8.875%,  4/15/2030 117,177
Halliburton Company
172,000 4.850%,  11/15/2035 170,407
136,000 5.000%,  11/15/2045 131,189
Harvest Midstream, LP
85,000 7.500%,  9/1/2028
b
85,859
Hess Midstream Operations, LP
68,000 5.625%,  2/15/2026
b
67,572
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
b
120,667
37,000 6.250%,  4/15/2032
b
35,520
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
b
101,567
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
b
78,724
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
b
43,514
Laredo Petroleum, Inc.
118,000 7.750%,  7/31/2029
b
116,628
Magellan Midstream Partners, LP
74,000 5.000%,  3/1/2026 74,150
MEG Energy Corporation
89,000 5.875%,  2/1/2029
b
86,843
MPLX, LP
177,000 4.875%,  6/1/2025 176,179
272,000 4.950%,  9/1/2032 265,365
52,000 5.000%,  3/1/2033 50,875
Murphy Oil Corporation
45,000 5.875%,  12/1/2027 44,632
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
b
107,258
National Fuel Gas Company
244,000 5.500%,  1/15/2026 245,130
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
b
39,522
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b,e
29,146
43,000 8.375%,  2/15/2032
b,e
43,317
Noble Finance II, LLC
68,000 8.000%,  4/15/2030
b
70,614
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
b
72,116
Northriver Midstream Finance, LP
33,000 5.625%,  2/15/2026
b
32,162
Principal
Amount Long-Term Fixed Income (38.1%) Value
Energy (0.9%) - continued
NuStar Logistics, LP
$ 70,000 6.375%,  10/1/2030 $ 70,350
Occidental Petroleum Corporation
340,000 7.875%,  9/15/2031 386,900
Ovintiv, Inc.
237,000 5.375%,  1/1/2026 237,148
135,000 6.250%,  7/15/2033 140,809
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 54,733
Permian Resources Operating,
LLC
104,000 7.000%,  1/15/2032
b
107,370
Phillips 66 Company
152,000 4.950%,  12/1/2027 153,169
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
b
73,786
Range Resources Corporation
56,000 4.750%,  2/15/2030
b
52,080
Rockcliff Energy II, LLC
73,000 5.500%,  10/15/2029
b
67,966
Rockies Express Pipeline, LLC
54,000 4.950%,  7/15/2029
b
51,626
SM Energy Company
33,000 6.625%,  1/15/2027 32,846
50,000 6.500%,  7/15/2028 50,000
Southwestern Energy Company
68,000 5.375%,  3/15/2030 65,713
48,000 4.750%,  2/1/2032 44,459
Suncor Energy, Inc.
216,000 7.150%,  2/1/2032 241,234
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 89,439
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
126,000 5.500%,  1/15/2028
b
121,296
Talos Production, Inc.
21,000 9.000%,  2/1/2029
b,e
21,280
Targa Resources Corporation
238,000 4.200%,  2/1/2033 217,868
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
61,652
Transocean, Inc.
70,000 11.500%,  1/30/2027
b
73,150
95,950 8.750%,  2/15/2030
b
99,435
USA Compression Partners, LP/
USA Compression Finance
Corporation
92,000 6.875%,  4/1/2026 91,460
Valaris, Ltd.
69,000 8.375%,  4/30/2030
b
70,743
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
b
86,695
73,000 6.250%,  1/15/2030
b
73,058
55,000 4.125%,  8/15/2031
b
48,638
Venture Global LNG, Inc.
140,000 8.375%,  6/1/2031
b
141,377
68,000 9.875%,  2/1/2032
b
71,511
Weatherford International, Ltd.
63,000 8.625%,  4/30/2030
b
64,371

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Energy (0.9%) - continued
Western Midstream Operating, LP
$ 135,000 6.350%,  1/15/2029 $ 141,123
68,000 6.150%,  4/1/2033 70,090
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 132,182
225,000 7.500%,  1/15/2031 253,388
Total 10,377,267
Financials (3.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
53,000 6.000%,  8/1/2029
b
48,619
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 3.500%,  1/15/2025 147,021
151,000 6.100%,  1/15/2027 154,417
175,000 3.875%,  1/23/2028 166,456
150,000 3.400%,  10/29/2033 126,706
Air Lease Corporation
337,000 3.000%,  2/1/2030 297,199
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
b
222,959
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
48,000 6.750%,  10/15/2027
b
46,863
Ally Financial, Inc.
160,000 5.750%,  11/20/2025 160,433
270,000 8.000%,  11/1/2031 298,745
18,000 6.700%,  2/14/2033 18,069
American Homes 4 Rent, LP
245,000 2.375%,  7/15/2031 201,391
American International Group, Inc.
266,000 5.125%,  3/27/2033 269,212
AmWINS Group, Inc.
85,000 4.875%,  6/30/2029
b
79,335
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,d
201,800
Ares Capital Corporation
101,000 3.250%,  7/15/2025 97,289
200,000 3.875%,  1/15/2026 192,291
157,000 2.150%,  7/15/2026 143,318
116,000 5.875%,  3/1/2029 114,968
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 39,301
Associated Banc-Corp
275,000 4.250%,  1/15/2025 268,861
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,d
239,272
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
b
111,917
135,000 4.250%,  4/15/2026
b
130,563
165,000 5.750%,  3/1/2029
b
164,683
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
b
199,085
Banco Santander SA
200,000 4.175%,  3/24/2028
d
192,625
Bank of America Corporation
234,000 5.080%,  1/20/2027
d
234,037
225,000 1.734%,  7/22/2027
d
207,390
205,000 3.824%,  1/20/2028
d
198,767
119,000 5.202%,  4/25/2029
d
119,973
180,000 2.087%,  6/14/2029
d
159,535
Principal
Amount Long-Term Fixed Income (38.1%) Value
Financials (3.3%) - continued
$ 125,000 2.496%,  2/13/2031
d
$ 108,070
325,000 1.922%,  10/24/2031
d
265,955
204,000 2.972%,  2/4/2033
d
174,033
409,000 4.571%,  4/27/2033
d
391,357
203,000 5.872%,  9/15/2034
d
212,571
80,000 5.468%,  1/23/2035
d
81,468
275,000 3.846%,  3/8/2037
d
244,281
Bank of Montreal
58,000 5.266%,  12/11/2026 58,751
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
d
143,355
Bank of Nova Scotia
70,000 4.850%,  2/1/2030 69,884
Barclays plc
204,000 6.496%,  9/13/2027
d
209,774
410,000 4.972%,  5/16/2029
d
403,266
200,000 5.746%,  8/9/2033
d
201,593
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 187,889
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 197,033
130,000 6.250%,  1/25/2031
b
129,378
Blue Owl Capital Corporation II
102,000 8.450%,  11/15/2026
b
105,616
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 162,583
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
86,097
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,d
290,203
BPCE SA
315,000 3.500%,  10/23/2027
b
296,042
Bread Financial Holdings, Inc.
42,000 9.750%,  3/15/2029
b
41,949
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
24,000 4.500%,  4/1/2027
b
21,249
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
b
87,570
Camden Property Trust
150,000 3.150%,  7/1/2029 138,929
Canadian Imperial Bank of
Commerce
204,000 5.001%,  4/28/2028 205,482
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 196,581
225,000 2.636%,  3/3/2026
d
217,580
46,000 5.700%,  2/1/2030
d
46,448
Castlelake Aviation Finance DAC
56,000 5.000%,  4/15/2027
b
53,158
Centene Corporation
370,000 2.625%,  8/1/2031 307,118
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 326,800
136,000 6.136%,  8/24/2034
d
143,733
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 127,720

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Financials (3.3%) - continued
Citigroup, Inc.
$ 207,000 0.981%,  5/1/2025
d
$ 204,315
370,000 4.400%,  6/10/2025 365,759
160,000 3.200%,  10/21/2026 153,058
240,000 3.668%,  7/24/2028
d
229,616
120,000 4.125%,  7/25/2028 116,234
225,000 3.520%,  10/27/2028
d
213,447
289,000 4.910%,  5/24/2033
d
283,135
167,000 6.174%,  5/25/2034
d
173,221
Comerica, Inc.
48,000 5.982%,  1/30/2030
d
47,856
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
b,d
277,834
Corebridge Financial, Inc.
102,000 4.350%,  4/5/2042 87,303
Credit Acceptance Corporation
97,000 9.250%,  12/15/2028
b
101,851
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,d,h
186,489
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,d,h,i
22,000
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
d
157,626
300,000 3.729%,  1/14/2032
d
251,862
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
251,082
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
b
142,971
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 176,537
220,000 4.625%,  5/15/2042 204,381
Enact Holdings, Inc.
52,000 6.500%,  8/15/2025
b
51,884
EPR Properties
105,000 4.950%,  4/15/2028 100,891
Fifth Third Bancorp
95,000 6.339%,  7/27/2029
d
98,905
First Horizon Bank
165,000 5.750%,  5/1/2030
a
159,823
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 121,301
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
147,059
Fortress Transportation and
Infrastructure Investors, LLC
66,000 6.500%,  10/1/2025
b
65,912
35,000 9.750%,  8/1/2027
b
36,303
22,000 5.500%,  5/1/2028
b
21,318
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
b
33,862
28,000 12.000%,  10/1/2028
b
30,735
Freedom Mortgage Holdings, LLC
29,000 9.250%,  2/1/2029
b,e
29,365
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
b
176,537
225,000 3.400%,  1/15/2026 213,934
GGAM Finance, Ltd.
68,000 7.750%,  5/15/2026
b
69,180
Principal
Amount Long-Term Fixed Income (38.1%) Value
Financials (3.3%) - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 131,000 3.750%,  12/15/2027
b
$ 111,130
goeasy, Ltd.
56,000 9.250%,  12/1/2028
b
59,484
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
d
160,025
204,000 6.484%,  10/24/2029
d
216,600
85,000 1.992%,  1/27/2032
d
69,178
612,000 3.102%,  2/24/2033
d
526,904
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 46,024
Highwoods Realty, LP
135,000 7.650%,  2/1/2034 148,595
HSBC Holdings plc
300,000 2.999%,  3/10/2026
d
291,680
350,000 3.900%,  5/25/2026 340,955
225,000 5.402%,  8/11/2033
d
225,778
HUB International, Ltd.
111,000 5.625%,  12/1/2029
b
104,741
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
d,e
166,181
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
70,000 6.375%,  12/15/2025 68,869
44,000 6.250%,  5/15/2026 42,157
78,000 5.250%,  5/15/2027 70,161
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 95,491
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 134,476
J.P. Morgan Chase & Company
250,000 1.040%,  2/4/2027
d
230,808
270,000 1.578%,  4/22/2027
d
250,612
300,000 2.947%,  2/24/2028
d
283,125
275,000 4.203%,  7/23/2029
d
267,651
175,000 2.522%,  4/22/2031
d
152,165
265,000 1.953%,  2/4/2032
d
216,313
273,000 4.586%,  4/26/2033
d
263,680
204,000 4.912%,  7/25/2033
d
201,376
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
25,278
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
27,901
72,000 9.500%,  2/15/2029
b
72,517
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 157,514
KeyCorp
100,000 3.878%,  5/23/2025
d
99,154
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 63,729
58,000 6.250%,  1/15/2036 58,052
Kimco Realty OP, LLC
209,000 3.300%,  2/1/2025 204,786
Kite Realty Group, LP
49,000 5.500%,  3/1/2034 48,786
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
60,000 4.750%,  6/15/2029
b
53,707

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Financials (3.3%) - continued
Lloyds Banking Group plc
$ 203,000 5.871%,  3/6/2029
d
$ 207,552
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
b
92,162
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,d
267,507
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 198,968
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 52,941
136,000 5.400%,  9/15/2033 142,363
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
b
177,898
Metropolitan Life Global Funding I
150,000 5.050%,  1/8/2034
b
149,668
Mitsubishi UFJ Financial Group,
Inc.
202,000 5.422%,  2/22/2029
d
205,786
250,000 2.048%,  7/17/2030 210,873
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
b
68,429
Morgan Stanley
81,000 2.630%,  2/18/2026
d
78,721
110,000 2.188%,  4/28/2026
d
106,044
275,000 4.350%,  9/8/2026 270,880
267,000 5.050%,  1/28/2027
d
267,775
240,000 3.591%,  7/22/2028
d
229,410
136,000 5.164%,  4/20/2029
d
136,891
350,000 3.622%,  4/1/2031
d
322,930
136,000 5.250%,  4/21/2034
d
136,075
238,000 5.297%,  4/20/2037
d
233,363
MPT Operating Partnership, LP/
MPT Finance Corporation
15,000 5.250%,  8/1/2026
a
12,690
97,000 4.625%,  8/1/2029
a
65,588
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 105,711
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
b
67,656
NatWest Group plc
100,000 4.445%,  5/8/2030
d
96,115
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
79,000 4.500%,  9/30/2028
b
66,848
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
200,358
NFP Corporation
41,000 6.875%,  8/15/2028
b
41,230
NNN REIT, Inc.
206,000 5.600%,  10/15/2033 210,702
Office Properties Income Trust
30,000 2.650%,  6/15/2026 18,739
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 260,442
225,000 3.375%,  2/1/2031 192,898
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 83,311
187,000 3.875%,  9/15/2028 164,110
Principal
Amount Long-Term Fixed Income (38.1%) Value
Financials (3.3%) - continued
Park Intermediate Holdings, LLC
$ 110,000 4.875%,  5/15/2029
b
$ 100,787
Pine Street Trust I
204,000 4.572%,  2/15/2029
b
195,972
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
69,643
272,000 4.626%,  6/6/2033
d
255,533
PRA Group, Inc.
35,000 7.375%,  9/1/2025
b
35,221
90,000 8.375%,  2/1/2028
b
85,729
Principal Life Global Funding II
179,000 1.250%,  8/16/2026
b
163,299
Prologis, LP
91,000 5.250%,  3/15/2054 91,829
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
d
240,905
Quicken Loans, LLC
53,000 3.875%,  3/1/2031
b
46,312
Radian Group, Inc.
70,000 4.875%,  3/15/2027 68,085
Realty Income Corporation
263,000 2.100%,  3/15/2028 236,142
Regency Centers, LP
190,000 4.125%,  3/15/2028 183,055
101,000 5.250%,  1/15/2034 101,079
RGA Global Funding
65,000 5.500%,  1/11/2031
b
65,202
RHP Hotel Properties, LP/RHP
Finance Corporation
69,000 7.250%,  7/15/2028
b
71,126
RLJ Lodging Trust, LP
35,000 3.750%,  7/1/2026
b
33,075
73,000 4.000%,  9/15/2029
b
64,607
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
b
93,330
Royal Bank of Canada
194,000 5.200%,  7/20/2026 196,088
170,000 5.000%,  5/2/2033
a
170,467
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
d
69,340
58,000 6.174%,  1/9/2030
d
58,332
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
328,986
Service Properties Trust
79,000 7.500%,  9/15/2025 80,191
70,000 5.500%,  12/15/2027 65,843
38,000 8.625%,  11/15/2031
b
40,291
Simon Property Group, LP
235,000 3.800%,  7/15/2050 185,267
SLM Corporation
40,000 4.200%,  10/29/2025 38,881
Societe Generale SA
132,000 4.750%,  11/24/2025
b
129,766
Standard Chartered plc
241,000 1.822%,  11/23/2025
b,d
233,188
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 114,533
207,000 5.710%,  1/13/2030 215,050
250,000 1.710%,  1/12/2031 201,257

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Financials (3.3%) - continued
Synchrony Financial
$ 17,000 7.250%,  2/2/2033 $ 16,990
Synovus Bank
250,000 5.625%,  2/15/2028 245,310
Toronto-Dominion Bank
165,000 5.156%,  1/10/2028 167,409
156,000 5.523%,  7/17/2028 160,437
Truist Financial Corporation
133,000 6.047%,  6/8/2027
d
135,484
97,000 5.125%,  12/15/2027
d,h
86,183
170,000 5.122%,  1/26/2034
d
165,496
85,000 5.711%,  1/24/2035
d
86,433
U.S. Bancorp
136,000 5.727%,  10/21/2026
d
137,345
196,000 5.775%,  6/12/2029
d
200,802
47,000 5.836%,  6/12/2034
d
48,504
91,000 5.678%,  1/23/2035
d
93,111
UBS Group AG
350,000 2.193%,  6/5/2026
b,d
334,663
203,000 6.246%,  9/22/2029
b,d
211,543
170,000 3.091%,  5/14/2032
b,d
145,964
200,000 5.699%,  2/8/2035
b,d
203,019
UDR, Inc.
175,000 2.100%,  8/1/2032 137,456
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
b
21,728
55,000 5.500%,  4/15/2029
b
51,939
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 150,940
204,000 4.750%,  5/15/2052 193,223
244,000 4.625%,  7/15/2035 244,026
Wells Fargo & Company
114,000 3.000%,  4/22/2026 109,428
163,000 3.000%,  10/23/2026 155,027
204,000 3.526%,  3/24/2028
d
195,514
300,000 2.393%,  6/2/2028
d
276,806
128,000 5.574%,  7/25/2029
d
130,818
112,000 5.389%,  4/24/2034
d
113,007
307,000 4.900%,  11/17/2045 281,670
Willis North America, Inc.
272,000 4.650%,  6/15/2027 269,875
XHR, LP
35,000 6.375%,  8/15/2025
b
35,012
38,000 4.875%,  6/1/2029
b
35,048
Total 36,057,040
Foreign Government (<0.1%)
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
b
193,240
Total 193,240
Mortgage-Backed Securities (11.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,952,510 2.000%,  1/1/2052 1,591,107
945,015 2.000%,  5/1/2051 770,111
3,545,592 2.500%,  5/1/2051 3,012,052
1,736,000 3.500%,  5/1/2052 1,580,692
2,116,153 4.000%,  5/1/2052 2,005,374
4,868,579 3.500%,  6/1/2052 4,436,101
796,908 5.000%,  7/1/2053 790,524
434,622 5.500%,  7/1/2053 438,653
Principal
Amount Long-Term Fixed Income (38.1%) Value
Mortgage-Backed Securities (11.7%) -
continued
$ 1,150,937 3.500%,  8/1/2052 $ 1,054,977
1,137,712 5.000%,  8/1/2053 1,133,465
2,749,389 5.500%,  9/1/2053 2,792,343
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,299,582 2.500%,  7/1/2030 1,232,853
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 4.500%,  2/1/2039
e
1,489,034
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,536,588 3.000%,  12/1/2036 1,429,407
1,240,787 3.000%,  8/1/2038 1,162,152
1,940,857 3.500%,  5/1/2040 1,844,742
2,232,221 2.500%,  4/1/2042 1,964,380
520,748 2.000%,  5/1/2042 446,691
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,629,568 3.000%,  1/1/2052 4,088,571
714,323 2.000%,  2/1/2051 582,264
451,766 2.000%,  2/1/2051 368,876
2,443,894 2.500%,  2/1/2051 2,073,672
2,731,299 2.500%,  2/1/2051 2,306,226
747,062 2.000%,  3/1/2051 604,515
7,617,476 2.000%,  3/1/2051 6,153,565
3,366,256 4.000%,  3/1/2051 3,226,798
4,806,234 3.000%,  3/1/2052 4,218,028
5,032,035 2.000%,  4/1/2051 4,074,492
2,828,109 3.000%,  4/1/2051 2,481,635
2,945,109 3.000%,  5/1/2050 2,605,721
840,980 2.000%,  5/1/2051 682,649
2,276,942 3.000%,  5/1/2051 2,028,986
1,875,548 3.000%,  6/1/2050 1,682,623
828,539 4.000%,  6/1/2052 780,132
518,479 5.000%,  6/1/2053 515,217
4,108,315 2.500%,  7/1/2051 3,501,954
1,188,958 3.500%,  7/1/2051 1,098,339
2,310,309 4.000%,  7/1/2052 2,175,335
920,171 2.500%,  8/1/2050 788,742
2,476,491 3.500%,  8/1/2050 2,293,219
3,786,368 4.500%,  8/1/2052 3,684,969
1,488,648 5.000%,  8/1/2053 1,479,028
729,624 2.500%,  9/1/2051 620,267
1,892,584 3.500%,  9/1/2052 1,732,052
1,282,816 5.000%,  9/1/2052 1,267,793
1,167,714 4.500%,  9/1/2053 1,133,250
1,678,766 4.500%,  9/1/2053 1,625,883
2,613,997 4.000%,  10/1/2052 2,471,120
841,963 2.000%,  11/1/2051 685,117
3,372,791 2.000%,  12/1/2050 2,749,554
4,787,791 2.500%,  12/1/2051 4,053,012
2,187,288 4.500%,  12/1/2052 2,125,837
2,900,000 5.500%,  2/1/2041
e
2,908,254
4,825,000 5.000%,  2/1/2042
e
4,761,796
5,500,000 6.000%,  2/1/2042
e
5,575,303
5,950,000 3.500%,  2/1/2049
e
5,414,942
2,500,000 4.000%,  2/1/2049
e
2,353,069
1,250,000 4.500%,  2/1/2049
e
1,208,496

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Mortgage-Backed Securities (11.7%) -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 4,774,726 2.500%,  3/1/2062 $ 3,886,684
1,281,942 3.500%,  7/1/2061 1,147,590
1,330,486 4.000%,  12/1/2061 1,252,119
Total 129,642,352
Technology (0.6%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 124,705
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 243,769
Apple, Inc.
238,000 2.650%,  2/8/2051 160,251
432,000 3.750%,  9/12/2047 364,355
AthenaHealth Group, Inc.
97,000 6.500%,  2/15/2030
a,b
86,647
Broadcom, Inc.
86,000 3.469%,  4/15/2034
b
74,699
272,000 3.137%,  11/15/2035
b
223,589
200,000 3.187%,  11/15/2036
b
162,467
125,000 4.926%,  5/15/2037
b
120,556
Cloud Software Group, Inc.
113,000 6.500%,  3/31/2029
b
105,512
27,000 9.000%,  9/30/2029
b
25,554
CommScope, Inc.
55,000 7.125%,  7/1/2028
b
23,650
Dell International, LLC/EMC
Corporation
187,000 6.020%,  6/15/2026 191,053
Fiserv, Inc.
200,000 2.250%,  6/1/2027 185,477
139,000 2.650%,  6/1/2030 122,240
119,000 5.600%,  3/2/2033 123,355
Gartner, Inc.
120,000 3.625%,  6/15/2029
b
109,076
95,000 3.750%,  10/1/2030
b
84,990
Global Payments, Inc.
204,000 5.300%,  8/15/2029 205,152
II-VI, Inc.
33,000 5.000%,  12/15/2029
b
30,899
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
120,789
55,000 5.000%,  7/15/2028
b
52,618
10,000 4.875%,  9/15/2029
b
9,345
80,000 5.250%,  7/15/2030
b
75,456
106,000 4.500%,  2/15/2031
b
95,044
KLA Corporation
204,000 3.300%,  3/1/2050 152,363
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 35,999
Mastercard, Inc.
140,000 3.950%,  2/26/2048 122,541
Micron Technology, Inc.
73,000 5.300%,  1/15/2031 73,760
Microsoft Corporation
89,000 3.041%,  3/17/2062 62,601
226,000 2.500%,  9/15/2050
b
149,210
201,000 3.700%,  8/8/2046 173,644
NCR Voyix Corporation
105,000 5.125%,  4/15/2029
b
98,241
Principal
Amount Long-Term Fixed Income (38.1%) Value
Technology (0.6%) - continued
NXP BV/NXP Funding, LLC
$ 110,000 5.550%,  12/1/2028 $ 112,976
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 77,484
180,000 3.250%,  5/11/2041 136,694
Open Text Corporation
71,000 3.875%,  12/1/2029
b
64,033
115,000 4.125%,  2/15/2030
b
104,087
Oracle Corporation
136,000 6.900%,  11/9/2052 159,707
340,000 6.150%,  11/9/2029 362,842
225,000 3.850%,  7/15/2036 196,206
408,000 4.000%,  7/15/2046 329,182
PTC, Inc.
58,000 3.625%,  2/15/2025
b
56,936
70,000 4.000%,  2/15/2028
b
66,063
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
b
31,117
RingCentral, Inc.
70,000 8.500%,  8/15/2030
b
72,188
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 134,503
S&P Global, Inc.
34,000 5.250%,  9/15/2033
b
35,157
Seagate HDD Cayman
41,000 8.500%,  7/15/2031
b
44,541
79,925 9.625%,  12/1/2032 91,820
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
b
69,446
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
b
29,265
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
b
226,758
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 135,368
UKG, Inc.
72,000 6.875%,  2/1/2031
b,e
72,810
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
b
67,962
Visa, Inc.
280,000 2.700%,  4/15/2040 213,888
VMware, LLC
108,000 4.650%,  5/15/2027 107,046
200,000 2.200%,  8/15/2031 165,163
Total 7,152,849
Transportation (0.3%)
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
b
23,385
American Airlines, Inc.
50,000 8.500%,  5/15/2029
b
53,001
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
216,000 5.500%,  4/20/2026
b
213,626
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
b
40,738
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 114,901
130,000 5.750%,  5/1/2040 140,015

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Transportation (0.3%) - continued
$ 136,000 4.450%,  3/15/2043 $ 126,318
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 122,962
CSX Corporation
165,000 3.800%,  4/15/2050 131,857
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
b
280,653
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
b
141,218
Hawaiian Brand Intellectual
Property, Ltd.
75,000 5.750%,  1/20/2026
b
70,567
Hertz Corporation
40,000 4.625%,  12/1/2026
b
35,975
43,000 5.000%,  12/1/2029
b
33,982
Mileage Plus Holdings, LLC
238,000 6.500%,  6/20/2027
b
238,356
Norfolk Southern Corporation
476,000 4.450%,  3/1/2033 465,887
68,000 5.550%,  3/15/2034 71,589
Penske Truck Leasing Company,
LP/PTL Finance Corporation
202,000 5.750%,  5/24/2026
b
203,929
Rand Parent, LLC
72,000 8.500%,  2/15/2030
a,b
71,285
RXO, Inc.
84,000 7.500%,  11/15/2027
b
86,520
Southwest Airlines Company
189,000 2.625%,  2/10/2030 165,967
Spirit Loyalty Cayman, Ltd.
41,000 8.000%,  9/20/2025
b
26,753
Stena International SA
57,000 7.250%,  1/15/2031
b
57,035
Union Pacific Corporation
272,000 2.973%,  9/16/2062 177,500
United Airlines, Inc.
77,000 4.375%,  4/15/2026
b
74,277
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
a,b
16,705
90,000 6.375%,  2/1/2030
b
65,142
Total 3,250,143
U.S. Government & Agencies (12.6%)
U.S. Treasury Bonds
615,000 3.625%,  5/15/2053 552,635
149,000 3.000%,  8/15/2052 118,158
5,300,000 1.625%,  11/15/2050 3,051,848
2,300,000 4.750%,  11/15/2053 2,511,313
2,190,000 5.250%,  11/15/2028 2,318,320
550,000 4.375%,  5/15/2040 562,461
7,335,000 1.375%,  11/15/2040 4,791,818
2,000,000 3.000%,  5/15/2042 1,670,391
4,999,000 2.500%,  5/15/2046 3,672,703
7,300,000 2.875%,  5/15/2049 5,661,492
U.S. Treasury Notes
19,985,000 3.000%,  6/30/2024 19,808,570
1,350,000 2.125%,  7/31/2024 1,330,225
8,000,000 1.250%,  8/31/2024 7,825,000
2,540,000 2.250%,  11/15/2024 2,487,613
1,090,000 2.125%,  11/30/2024 1,065,816
Principal
Amount Long-Term Fixed Income (38.1%) Value
U.S. Government & Agencies (12.6%) -
continued
$ 950,000 1.375%,  1/31/2025 $ 919,125
9,700,000 3.875%,  3/31/2025 9,619,293
5,000,000 0.250%,  8/31/2025 4,686,914
5,900,000 5.000%,  8/31/2025 5,954,621
2,500,000 4.250%,  12/31/2025 2,500,195
7,440,000 2.625%,  1/31/2026 7,216,509
3,610,000 0.500%,  2/28/2026 3,346,583
9,300,000 2.500%,  2/28/2026 8,988,305
4,200,000 0.500%,  4/30/2027 3,759,492
2,285,000 2.250%,  11/15/2027 2,150,846
4,700,000 3.875%,  12/31/2027 4,690,820
1,700,000 0.750%,  1/31/2028 1,502,375
3,400,000 3.500%,  1/31/2028 3,347,273
3,200,000 3.625%,  3/31/2028 3,165,000
5,450,000 2.875%,  5/15/2028 5,229,445
1,800,000 3.750%,  12/31/2028 1,789,734
5,095,000 1.375%,  11/15/2031 4,229,248
5,025,000 4.125%,  11/15/2032 5,090,953
3,300,000 4.500%,  11/15/2033 3,445,922
Total 139,061,016
Utilities (0.7%)
AES Corporation
271,000 3.950%,  7/15/2030
b
249,704
Ameren Illinois Company
150,000 4.500%,  3/15/2049 134,728
American Electric Power
Company, Inc.
132,000 5.200%,  1/15/2029 134,014
119,000 5.625%,  3/1/2033 122,769
Appalachian Power Company
85,000 3.300%,  6/1/2027 80,713
Atmos Energy Corporation
102,000 5.900%,  11/15/2033 110,425
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 209,672
Calpine Corporation
78,000 4.500%,  2/15/2028
b
74,175
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 208,610
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 40,476
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 163,768
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 61,609
325,000 4.125%,  5/15/2049 269,079
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 72,567
Consumers Energy Company
175,000 4.350%,  4/15/2049 156,117
DTE Electric Company
115,000 3.700%,  3/15/2045 92,796
145,000 3.700%,  6/1/2046 115,597
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 166,923
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 145,215

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.1%) Value
Utilities (0.7%) - continued
Edison International
$ 193,000 5.750%,  6/15/2027 $ 197,216
Eversource Energy
169,000 4.750%,  5/15/2026 167,940
Exelon Corporation
200,000 4.700%,  4/15/2050 178,701
263,000 4.450%,  4/15/2046 227,845
FirstEnergy Corporation
170,000 5.100%,  7/15/2047 152,253
Georgia Power Company
116,000 4.950%,  5/17/2033 116,038
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 77,010
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
b
126,427
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 168,314
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 80,340
NextEra Energy Capital Holdings,
Inc.
135,000 5.749%,  9/1/2025 136,363
NextEra Energy Operating
Partners, LP
131,000 3.875%,  10/15/2026
b
123,858
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 255,869
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
25,582
204,000 4.450%,  6/15/2029
b
193,403
40,000 5.250%,  6/15/2029
b
38,354
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 163,989
126,000 4.550%,  7/1/2030 120,413
135,000 6.950%,  3/15/2034 148,698
PacifiCorp
135,000 5.500%,  5/15/2054 130,411
110,000 5.300%,  2/15/2031 111,592
PG&E Corporation
94,000 5.000%,  7/1/2028 90,833
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 109,461
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 175,888
Public Service Enterprise Group,
Inc.
135,000 5.875%,  10/15/2028 141,114
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 228,011
Southern California Edison
Company
175,000 4.000%,  4/1/2047 142,204
Southern Company
272,000 5.113%,  8/1/2027 275,319
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 122,919
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 105,614
Principal
Amount Long-Term Fixed Income (38.1%) Value
Utilities (0.7%) - continued
Talen Energy Supply, LLC
$ 66,000 8.625%,  6/1/2030
b
$ 70,047
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
b
149,392
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 47,841
125,000 4.600%,  12/1/2048 111,525
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
b
188,463
217,000 5.000%,  7/31/2027
b
210,228
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 148,433
Total 7,866,865
Total Long-Term Fixed Income
(cost $446,895,458) 421,589,278
Shares Common Stock ( 10.8% ) Value
Communications Services (0.6%)
6,979 Alphabet, Inc., Class A
j
977,758
8,001 Alphabet, Inc., Class C
j
1,134,542
4,471 Altice USA, Inc.
j
10,909
1,535 AMC Networks, Inc.
j
27,768
612 Bumble, Inc.
j
8,397
7 Cable One, Inc. 3,843
14,339 Cargurus, Inc.
j
333,238
2,929 Comcast Corporation 136,316
4,075 Electronic Arts, Inc. 560,638
1,824 Emerald Holding, Inc.
j
11,199
592 Entravision Communications
Corporation 2,386
3,203 iHeartMedia, Inc.
j
8,680
988 Imax Corporation
j
13,802
10,669 Integral Ad Science Holding
Corporation
j
155,234
623 Interpublic Group of Companies,
Inc. 20,553
2,395 Liberty Global, Ltd., Class A
j
47,182
1,866 Liberty Latin America, Ltd., Class
A
j
13,137
251 Live Nation Entertainment, Inc.
j
22,301
12,970 Lumen Technologies, Inc.
j
15,823
297 Match Group, Inc.
j
11,399
3,072 Meta Platforms, Inc.
j
1,198,510
33 Netflix, Inc.
j
18,616
116 Omnicom Group, Inc. 10,484
4,766 Pinterest, Inc.
j
178,582
1,164 Playtika Holding Corporation
j
8,404
15,737 QuinStreet, Inc.
j
199,388
217 Roku, Inc.
j
19,109
577 Sinclair, Inc. 9,059
512 TechTarget, Inc.
j
17,495
1,180 Telephone and Data Systems, Inc. 22,668
4,143 Trade Desk, Inc.
j
283,505
19,970 Verizon Communications, Inc. 845,730
1,309 Warner Brothers Discovery, Inc.
j
13,116
301 Windstream Services, LLC
j
2,784
41 Yelp, Inc.
j
1,793
3,901 Ziff Davis, Inc.
j
262,927
Total 6,607,275
Consumer Discretionary (1.1%)
31 Adient plc
j
1,076

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Consumer Discretionary (1.1%) - continued
269 Airbnb, Inc.
j
$ 38,774
12,617 Amazon.com, Inc.
j
1,958,158
228 American Axle & Manufacturing
Holdings, Inc.
j
1,845
3,095 American Eagle Outfitters, Inc. 61,343
6,053 Aptiv plc
j
492,290
1,335 Autoliv, Inc. 143,005
13 AutoNation, Inc.
j
1,816
163 Beazer Homes USA, Inc.
j
5,175
247 Best Buy Company, Inc. 17,905
138 Booking Holdings, Inc.
j
484,031
3,129 Boot Barn Holdings, Inc.
j
224,474
1,465 Brunswick Corporation 118,196
742 Buckle, Inc. 27,595
213 Chipotle Mexican Grill, Inc.
j
513,068
13,922 Clarus Corporation 82,418
3,505 Columbia Sportswear Company 277,806
536 Container Store Group, Inc.
j
874
7,107 Cooper-Standard Holdings, Inc.
j
125,012
859 Crocs, Inc.
j
87,171
402 Culp, Inc.
j
1,994
2,999 Dana, Inc. 40,666
325 Darden Restaurants, Inc. 52,839
375 Deckers Outdoor Corporation
j
282,649
203 Domino's Pizza, Inc. 86,523
190 DoorDash, Inc.
j
19,798
13 Dorman Products, Inc.
j
1,058
683 eBay, Inc. 28,051
133 El Pollo Loco Holdings, Inc.
j
1,232
410 Etsy, Inc.
j
27,290
2,670 Everi Holdings, Inc.
j
27,795
310 Expedia Group, Inc.
j
45,982
2,234 Five Below, Inc.
j
400,914
20 Fox Factory Holding Corporation
j
1,261
2,778 Gap, Inc. 51,921
4,396 Gentex Corporation 145,639
327 Genuine Parts Company 45,855
1,179 Goodyear Tire & Rubber Company
j
16,435
1,387 Grand Canyon Education, Inc.
j
181,128
555 Green Brick Partners, Inc.
j
28,954
1,548 Harley-Davidson, Inc. 50,233
2,726 Hilton Worldwide Holdings, Inc. 520,557
1,102 Home Depot, Inc. 388,962
202 KB Home 12,037
3,115 Laureate Education, Inc. 39,311
311 La-Z-Boy, Inc. 10,826
540 Lear Corporation 71,766
204 Lennar Corporation 30,569
2,486 LKQ Corporation 116,022
676 Lululemon Athletica, Inc.
j
306,782
192 M/I Homes, Inc.
j
24,465
8 Marriott Vacations Worldwide
Corporation 671
2,789 McDonald's Corporation 816,396
1,227 Meritage Homes Corporation 203,203
153 MGM Resorts International
j
6,636
5,843 Mobileye Global, Inc.
j
151,100
2,533 Modine Manufacturing Company
j
175,005
891 Mohawk Industries, Inc.
j
92,887
1,046 Nordstrom, Inc. 18,985
68 NVR, Inc.
j
481,120
1,395 Papa John's International, Inc. 102,505
684 Polaris, Inc. 61,533
716 Pool Corporation 265,815
8,431 Qurate Retail, Inc.
j
6,828
Shares Common Stock (10.8%) Value
Consumer Discretionary (1.1%) - continued
522 Ross Stores, Inc. $ 73,226
1,254 SeaWorld Entertainment, Inc.
j
61,948
51 Shake Shack, Inc.
j
3,854
2,311 SharkNinja, Inc. 107,970
3,963 Skyline Champion Corporation
j
271,386
4,582 Starbucks Corporation 426,263
13,565 Stoneridge, Inc.
j
241,321
106 Taylor Morrison Home Corporation
j
5,527
2,994 Tesla, Inc.
j
560,746
764 Texas Roadhouse, Inc. 96,050
26,577 ThredUp, Inc.
j
54,084
75 TopBuild Corporation
j
27,685
1,959 Travel + Leisure Company 79,183
2 Ulta Beauty, Inc.
j
1,004
806 Upbound Group, Inc. 26,759
971 Urban Outfitters, Inc.
j
36,898
20 Vail Resorts, Inc. 4,440
19 Visteon Corporation
j
2,191
1,759 Wendy's Company 33,562
409 Wingstop, Inc. 114,974
2,610 Wyndham Hotels & Resorts, Inc. 203,397
64 XPEL, Inc.
j
3,421
Total 12,540,119
Consumer Staples (0.5%)
12,526 Altria Group, Inc. 502,543
483 Archer-Daniels-Midland Company 26,845
754 BellRing Brands, Inc.
j
41,674
2,768 BJ's Wholesale Club Holdings,
Inc.
j
178,093
1,142 Casey's General Stores, Inc. 309,893
7,399 Celsius Holdings, Inc.
j
369,210
15,891 Coca-Cola Company 945,356
335 Costco Wholesale Corporation 232,785
175 Darling Ingredients, Inc.
j
7,577
1,895 e.l.f. Beauty, Inc.
j
302,309
1,881 Flowers Foods, Inc. 42,887
34 Hershey Company 6,580
914 J & J Snack Foods Corporation 145,536
1,511 John B. Sanfilippo & Son, Inc. 161,873
1,940 Kimberly-Clark Corporation 234,682
533 Kroger Company 24,593
127 Lamb Weston Holdings, Inc. 13,010
2,306 Lancaster Colony Corporation 423,797
31 McCormick & Company, Inc. 2,113
5,365 Mondelez International, Inc. 403,823
4,645 Pilgrim's Pride Corporation
j
126,205
90 PriceSmart, Inc. 6,842
2,441 Procter & Gamble Company 383,579
231 SpartanNash Company 5,181
278 Sysco Corporation 22,498
9,303 Turning Point Brands, Inc. 225,970
1,549 Tyson Foods, Inc. 84,823
783 US Foods Holding Corporation
j
36,026
371 Walmart, Inc. 61,308
Total 5,327,611
Energy (0.4%)
1,216 APA Corporation 38,097
1,203 Baker Hughes Company 34,285
274 Cactus, Inc. 11,629
356 California Resources Corporation 16,974
399 ChampionX Corporation 10,937
3 Cheniere Energy, Inc. 492
2,706 Chesapeake Energy Corporation 208,660

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Energy (0.4%) - continued
397 Chevron Corporation $ 58,530
4,428 Coterra Energy, Inc. 110,169
618 CVR Energy, Inc. 20,845
1,510 Devon Energy Corporation 63,450
4,687 EOG Resources, Inc. 533,334
716 Expro Group Holdings NV
j
12,602
3,314 Exxon Mobil Corporation 340,712
443 Gulfport Energy Corporation
j
56,217
2,735 Halliburton Company 97,503
571 HF Sinclair Corporation 32,256
149 International Seaways, Inc. 7,992
2,967 Liberty Energy, Inc. 61,684
532 Magnolia Oil & Gas Corporation 10,970
2,830 Marathon Oil Corporation 64,665
6,771 Matador Resources Company 371,660
1,027 Murphy Oil Corporation 39,745
12,943 NOV, Inc. 252,518
844 Ovintiv, Inc. 35,802
1,740 Par Pacific Holdings, Inc.
j
63,667
470 Patterson-UTI Energy, Inc. 5,212
1,029 Phillips 66 148,495
243 Pioneer Natural Resources
Company 55,849
5,534 ProPetro Holding Corporation
j
46,818
3,167 Schlumberger NV 154,233
1,981 SM Energy Company 73,455
306 Solaris Oilfield Infrastructure, Inc. 2,295
25,039 TechnipFMC plc 484,254
1,880 TETRA Technologies, Inc.
j
7,877
738 U.S. Silica Holdings, Inc.
j
7,911
1,504 Viper Energy, Inc. 46,955
4,688 Williams Companies, Inc. 162,486
Total 3,751,235
Financials (1.7%)
280 1st Source Corporation 14,636
447 Allstate Corporation 69,397
9,476 Ally Financial, Inc. 347,580
546 Amalgamated Financial
Corporation 14,502
301 Amerant Bancorp, Inc. 6,806
245 American Express Company 49,181
269 American Financial Group, Inc. 32,388
324 Ameriprise Financial, Inc. 125,333
138 Ameris Bancorp 6,850
11 Apollo Global Management, Inc. 1,104
1,211 Arch Capital Group, Ltd.
j
99,823
951 Arthur J. Gallagher & Company 220,784
526 Artisan Partners Asset
Management, Inc. 22,039
103 AssetMark Financial Holdings, Inc.
j
3,159
373 Associated Banc-Corp 7,837
146 Assurant, Inc. 24,521
365 Assured Guaranty, Ltd. 29,612
115 Atlantic Union Bankshares
Corporation
a
3,928
140 Axis Capital Holdings, Ltd. 8,333
387 Axos Financial, Inc.
j
21,451
5,931 Bank of America Corporation 201,713
51 Bank of Hawaii Corporation 3,225
710 Bank of Marin Bancorp 13,902
3,268 Bank of N.T. Butterfield & Son, Ltd. 99,118
1,807 Bank of New York Mellon
Corporation 100,216
384 Bank OZK 17,322
Shares Common Stock (10.8%) Value
Financials (1.7%) - continued
390 BankFinancial Corporation $ 4,228
60 BankUnited, Inc. 1,696
870 Banner Corporation 40,525
45 Bar Harbor Bankshares 1,184
125 BayCom Corporation 2,551
734 BCB Bancorp, Inc. 9,116
1,764 Berkshire Hathaway, Inc.
j
676,917
1,851 Berkshire Hills Bancorp, Inc. 44,424
364 BlackRock, Inc. 281,849
686 Block, Inc.
j
44,597
5,786 Blue Owl Capital, Inc. 89,914
31 BOK Financial Corporation 2,599
7,644 Bridgewater Bancshares, Inc.
j
95,626
735 Brighthouse Financial, Inc.
j
38,051
804 BrightSpire Capital, Inc. 5,749
1,763 Brookline Bancorp, Inc. 19,076
2,848 Brown & Brown, Inc. 220,891
654 Business First Bancshares, Inc. 14,748
651 Byline Bancorp, Inc. 14,218
643 Cadence Bank 17,117
65 Camden National Corporation 2,342
45 Capital City Bank Group, Inc. 1,286
113 Capital One Financial Corporation 15,291
2,864 Capitol Federal Financial, Inc. 18,158
3,141 Carlyle Group, Inc. 125,703
134 Cathay General Bancorp 5,517
1,717 Cboe Global Markets, Inc. 315,670
3,331 Central Pacific Financial
Corporation 64,188
67 Central Valley Community Bancorp 1,301
2,066 Chubb, Ltd. 506,170
1,542 Cincinnati Financial Corporation 170,854
1,167 Citigroup, Inc. 65,550
755 Citizens Financial Group, Inc. 24,689
60 CNA Financial Corporation 2,644
535 CNB Financial Corporation 11,422
2,914 Columbia Banking System, Inc. 58,746
553 Comerica, Inc. 29,077
516 Commerce Bancshares, Inc.
j
26,894
87 Community Bank System, Inc. 3,982
1,325 Community Trust Bancorp, Inc. 54,988
85 ConnectOne Bancorp, Inc. 1,941
521 CrossFirst Bankshares, Inc.
j
7,357
248 Cullen/Frost Bankers, Inc. 26,318
665 Customers Bancorp, Inc.
j
35,538
171 CVB Financial Corporation 2,868
201 Dime Community Bancshares, Inc. 4,585
110 Discover Financial Services 11,607
636 Eagle Bancorp, Inc. 15,766
859 East West Bancorp, Inc. 62,544
16 Eastern Bankshares, Inc. 223
1,697 Ellington Residential Mortgage
REIT 10,165
304 Employers Holdings, Inc. 12,683
568 Enova International, Inc.
j
30,916
1,169 Enterprise Financial Services
Corporation 48,665
391 Equity Bancshares, Inc. 12,844
61 EVERTEC, Inc. 2,450
13,368 F.N.B. Corporation 176,190
110 FactSet Research Systems, Inc. 52,351
3,524 Federated Hermes, Inc. 123,199
577 Fidelity National Information
Services, Inc. 35,924
464 Fifth Third Bancorp 15,887

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Financials (1.7%) - continued
876 Financial Institutions, Inc. $ 18,308
1,865 First Bancorp/Puerto Rico 31,108
1,386 First Bancshares, Inc. 35,246
46 First Citizens BancShares, Inc./NC 69,460
2,009 First Commonwealth Financial
Corporation 28,146
858 First Financial Bancorp 19,236
410 First Financial Bankshares, Inc. 12,804
352 First Financial Corporation 13,876
225 First Hawaiian, Inc. 4,880
2,512 First Horizon Corporation 35,771
377 First Internet Bancorp 12,433
142 First Interstate BancSystem, Inc. 3,908
547 First Merchants Corporation 18,494
522 First Mid-Illinois Bancshares, Inc. 16,427
1,042 First of Long Island Corporation 12,525
1,483 Fiserv, Inc.
j
210,393
56 Five Star Bancorp 1,335
169 FleetCor Technologies, Inc.
j
48,998
828 Flushing Financial Corporation 13,273
476 Flywire Corporation
j
10,172
1,675 Fulton Financial Corporation 26,113
2,032 Genworth Financial, Inc.
j
12,537
4,941 Glacier Bancorp, Inc. 191,019
2,267 Global Payments, Inc. 302,032
771 Great Southern Bancorp, Inc. 40,161
554 Green Dot Corporation
j
4,992
2,149 Hamilton Lane, Inc. 249,155
956 Hancock Whitney Corporation 43,125
3,885 Hanmi Financial Corporation 65,074
429 Hanover Insurance Group, Inc. 56,632
620 Hartford Financial Services Group,
Inc. 53,915
5,198 Heartland Financial USA, Inc. 184,373
2,146 Heritage Commerce Corporation 19,078
2,129 Heritage Financial Corporation 42,899
639 Home BancShares, Inc. 14,978
1,274 Hometrust Bancshares, Inc. 34,589
4,796 Hope Bancorp, Inc. 53,140
88 Horace Mann Educators
Corporation 3,241
1,183 Horizon Bancorp, Inc. 15,509
5,649 Houlihan Lokey, Inc. 676,637
867 Huntington Bancshares, Inc./OH 11,037
102 Independent Bank Corporation 5,721
1,158 Independent Bank Corporation/MI 29,460
4,325 Intercontinental Exchange, Inc. 550,702
110 International Bancshares
Corporation 5,815
1,117 Invesco Mortgage Capital, Inc. 9,841
5,953 Invesco, Ltd. 94,236
3,085 J.P. Morgan Chase & Company 537,901
112 Jack Henry & Associates, Inc. 18,573
3,223 Janus Henderson Group plc 92,693
1,870 KeyCorp 27,171
2,155 Kinsale Capital Group, Inc. 856,763
355 KKR & Company, Inc. 30,736
1,102 Lazard, Inc. 42,956
111 M&T Bank Corporation 15,329
139 MarketAxess Holdings, Inc. 31,346
2,660 Marsh & McLennan Companies,
Inc. 515,614
1,103 Mastercard, Inc. 495,501
488 Mercantile Bank Corporation 19,564
2,725 MFA Financial, Inc. 30,166
Shares Common Stock (10.8%) Value
Financials (1.7%) - continued
15,452 MGIC Investment Corporation $ 306,568
146 Mid Penn Bancorp, Inc. 3,122
853 Midland States Bancorp, Inc. 22,400
2,159 MidWestOne Financial Group, Inc. 55,055
1,893 Mr. Cooper Group, Inc.
j
127,512
1,626 MSCI, Inc. 973,356
118 MVB Financial Corporation 2,529
10,222 Nasdaq, Inc. 590,525
1,382 National Bank Holdings
Corporation 48,370
1,195 Navient Corporation 20,578
323 NCR Atleos Corporation
j
7,232
3,384 New York Community Bancorp,
Inc. 21,894
4,113 NMI Holdings, Inc.
j
131,287
3,239 Northern Trust Corporation 257,954
46 Northfield Bancorp, Inc. 553
46 Northrim BanCorp, Inc. 2,324
1,002 Northwest Bancshares, Inc. 12,395
6,354 NU Holdings, Ltd./Cayman Islands
j
54,708
1,453 OceanFirst Financial Corporation 25,035
1,165 OFG Bancorp 42,837
973 Old National Bancorp 16,025
817 Old Republic International
Corporation 22,909
594 Old Second Bancorp, Inc. 8,090
2,477 OneMain Holdings, Inc. 117,905
146 Pacific Premier Bancorp, Inc. 3,704
3,253 PayPal Holdings, Inc.
j
199,572
244 PCB Bancorp 4,087
195 PennyMac Financial Services, Inc. 17,008
732 Peoples Bancorp, Inc./OH 21,448
315 Pinnacle Financial Partners, Inc. 27,840
109 PNC Financial Services Group,
Inc. 16,482
274 Popular, Inc. 23,413
749 Premier Financial Corporation 15,647
74 PROG Holdings, Inc.
j
2,267
2,170 Prosperity Bancshares, Inc. 138,685
1,120 Provident Financial Services, Inc. 18,536
346 Prudential Financial, Inc. 36,306
3,724 Radian Group, Inc. 107,922
387 Raymond James Financial, Inc. 42,640
548 Regions Financial Corporation 10,231
5,425 Rithm Capital Corporation 58,048
3,069 RLI Corporation 418,520
619 S&T Bancorp, Inc. 20,637
730 Sandy Spring Bancorp, Inc. 17,797
49 Seacoast Banking Corporation of
Florida 1,203
5,936 SEI Investments Company 375,393
114 ServisFirst Bancshares, Inc. 7,654
516 Shore Bancshares, Inc. 6,677
151 Simmons First National
Corporation 2,871
113 SmartFinancial, Inc. 2,628
64 Southern First Bancshares, Inc.
j
2,399
292 SouthState Corporation 24,265
597 State Street Corporation 44,100
746 Stellar Bancorp, Inc. 18,672
211 Synchrony Financial 8,202
1,194 Synovus Financial Corporation 44,966
26 T. Rowe Price Group, Inc. 2,820
385 Territorial Bancorp, Inc. 4,135
388 Towne Bank/Portsmouth, VA 10,907
580 TPG, Inc. 24,145

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Financials (1.7%) - continued
3,187 Tradeweb Markets, Inc. $ 304,008
95 TriCo Bancshares 3,453
4,897 Triumph Financial, Inc.
j
345,973
135 Truist Financial Corporation 5,003
695 TrustCo Bank Corporation NY 20,086
136 Trustmark Corporation 3,671
1,661 Two Harbors Investment
Corporation 20,696
532 U.S. Bancorp 22,099
139 UMB Financial Corporation 11,468
470 United Bankshares, Inc. 16,850
279 United Community Banks, Inc. 7,628
735 Univest Financial Corporation 15,611
940 Unum Group 45,440
1,407 Valley National Bancorp 13,535
854 Veritex Holdings, Inc. 17,943
3,016 Virtu Financial, Inc. 50,639
1,355 Visa, Inc. 370,267
1,780 Voya Financial, Inc. 128,819
760 WaFd, Inc. 22,070
149 Walker & Dunlop, Inc. 14,392
863 Webster Financial Corporation 42,701
4,453 Wells Fargo & Company 223,452
361 Westamerica Bancorporation 17,227
7,889 Western Alliance Bancorp 504,580
8,517 Western Union Company 107,059
20 Willis Towers Watson plc 4,926
236 Wintrust Financial Corporation 22,887
320 WSFS Financial Corporation 14,243
320 XP, Inc. 7,866
2,057 Zions Bancorp NA 86,188
Total 18,615,216
Health Care (1.4%)
6,927 Abbott Laboratories 783,790
1,984 AbbVie, Inc. 326,170
803 ACADIA Pharmaceuticals, Inc.
j
20,806
3,971 Agilent Technologies, Inc. 516,627
355 Agios Pharmaceuticals, Inc.
j
8,030
245 Aldeyra Therapeutics, Inc.
j
767
1,175 Align Technology, Inc.
j
314,101
2,614 Alkermes plc
j
70,709
231 Amgen, Inc. 72,594
902 Amicus Therapeutics, Inc.
j
11,212
1,363 Amneal Pharmaceuticals, Inc.
j
7,292
393 Anika Therapeutics, Inc.
j
9,243
1,303 Apellis Pharmaceuticals, Inc.
j
82,467
825 Argenx SE ADR
j
313,921
1,462 Ascendis Pharma AS ADR
j
189,958
8,253 Avantor, Inc.
j
189,736
1,219 Azenta, Inc.
j
79,479
346 Baxter International, Inc. 13,387
97 Biogen, Inc.
j
23,926
31 BioMarin Pharmaceutical, Inc.
j
2,730
40 Bio-Rad Laboratories, Inc.
j
12,836
4,555 Bio-Techne Corporation 320,308
912 Bruker Corporation 65,217
1,172 CareDx, Inc.
j
10,032
1,616 Centene Corporation
j
121,701
932 Certara, Inc.
j
15,061
785 Charles River Laboratories
International, Inc.
j
169,780
293 Chemed Corporation 173,687
160 Codexis, Inc.
j
421
342 Cooper Companies, Inc. 127,576
Shares Common Stock (10.8%) Value
Health Care (1.4%) - continued
1,446 Danaher Corporation $ 346,910
1,048 Deciphera Pharmaceuticals, Inc.
j
15,007
1,744 Definitive Healthcare Corporation
j
14,824
411 Denali Therapeutics, Inc.
j
6,580
4,485 Dentsply Sirona, Inc. 155,854
2,988 Dexcom, Inc.
j
362,594
571 Dynavax Technologies
Corporation
j
7,377
3,334 Edwards Lifesciences Corporation
j
261,619
16,417 Elanco Animal Health, Inc.
j
241,987
702 Eli Lilly & Company 453,218
120 Enanta Pharmaceuticals, Inc.
j
1,458
6,916 Enovis Corporation
j
405,969
2,034 Exelixis, Inc.
j
44,260
1,973 GoodRx Holdings, Inc.
j
11,838
7,987 Halozyme Therapeutics, Inc.
j
270,360
937 ICON plc
j
244,435
19 IDEXX Laboratories, Inc.
j
9,787
154 Illumina, Inc.
j
22,024
2,743 Immunocore Holdings plc ADR
a,j
198,291
1,550 Inspire Medical Systems, Inc.
j
326,848
196 Intuitive Surgical, Inc.
j
74,131
137 IQVIA Holding, Inc.
j
28,527
281 Jazz Pharmaceuticals, Inc.
j
34,484
1,980 Johnson & Johnson 314,622
276 Kodiak Sciences, Inc.
j
1,107
263 Laboratory Corporation of America
Holdings 58,465
2,167 Lantheus Holdings, Inc.
j
112,532
17 Ligand Pharmaceuticals, Inc.
j
1,243
244 LivaNova plc
j
11,878
1,397 Masimo Corporation
j
180,129
8 Medpace Holdings, Inc.
j
2,333
9,053 Medtronic plc 792,500
1,917 Merck & Company, Inc. 231,535
139 Molina Healthcare, Inc.
j
49,545
548 Myriad Genetics, Inc.
j
11,722
1,668 Natera, Inc.
j
109,988
72 National HealthCare Corporation 6,699
2,280 Neogen Corporation
j
35,340
707 Novo Nordisk AS ADR
j
81,121
1,618 Nuvation Bio, Inc.
j
2,621
12,395 Option Care Health, Inc.
j
387,220
928 Organon & Company 15,451
505 Pacira Pharmaceuticals, Inc.
j
16,458
3,637 Paragon 28, Inc.
j
46,117
83 Pediatrix Medical Group, Inc.
j
777
2,547 Phreesia, Inc.
j
64,898
12,622 Progyny, Inc.
j
480,772
470 PTC Therapeutics, Inc.
j
12,262
195 QIAGEN NV 8,514
1,117 QuidelOrtho Corporation
j
76,526
1,924 Repligen Corporation
j
364,406
1,087 Rocket Pharmaceuticals, Inc.
j
31,229
295 Royalty Pharma plc 8,375
1,360 Sarepta Therapeutics, Inc.
j
161,826
10,200 scPharmaceuticals, Inc.
j
49,980
494 Sensus Healthcare, Inc.
j
1,605
1,565 ShockWave Medical, Inc.
j
354,081
640 Stryker Corporation 214,707
178 Teleflex, Inc. 43,224
779 TG Therapeutics, Inc.
j
12,651
1,351 Thermo Fisher Scientific, Inc. 728,162
805 UnitedHealth Group, Inc. 411,951
417 Vanda Pharmaceuticals, Inc.
j
1,501

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Health Care (1.4%) - continued
1,699 Veeva Systems, Inc.
j
$ 352,390
1,537 Veracyte, Inc.
j
38,456
4,316 Vericel Corporation
j
185,502
575 Vertex Pharmaceuticals, Inc.
j
249,193
9,550 Viemed Healthcare, Inc.
j
77,546
498 Waters Corporation
j
158,220
174 West Pharmaceutical Services,
Inc. 64,907
399 Zentalis Pharmaceuticals, Inc.
j
4,728
347 Zimmer Biomet Holdings, Inc. 43,583
4,295 Zoetis, Inc. 806,644
Total 15,069,188
Industrials (1.6%)
697 A.O. Smith Corporation 54,094
80 Acuity Brands, Inc. 19,053
3,297 Advanced Drainage Systems, Inc. 429,995
1,402 AECOM 123,642
393 AGCO Corporation 48,076
5,367 Air Lease Corporation 224,394
1,289 Alight, Inc.
j
11,498
502 Allison Transmission Holdings, Inc. 30,391
3,152 AMETEK, Inc. 510,782
1,518 Armstrong World Industries, Inc. 150,601
5,720 ASGN, Inc.
j
530,930
2,092 Automatic Data Processing, Inc. 514,172
180 Axon Enterprise, Inc.
j
44,831
356 AZZ, Inc. 22,232
13,909 Badger Infrastructure Solutions,
Ltd. 483,341
1,809 Beacon Roofing Supply, Inc.
j
149,948
11 Boise Cascade Company 1,490
20 Brady Corporation 1,205
18 Builders FirstSource, Inc.
j
3,127
855 Carlisle Companies, Inc. 268,692
1,822 Casella Waste Systems, Inc.
j
155,489
186 Caterpillar, Inc. 55,858
1,107 Cimpress plc
j
83,269
38 Columbus McKinnon Corporation 1,485
1,495 Conduent Incorporated
j
5,382
293 CSW Industrials, Inc. 61,990
15,798 CSX Corporation 563,989
1,371 Cummins, Inc. 328,080
1,144 Curtiss-Wright Corporation 254,620
563 Donaldson Company, Inc. 36,364
5 Dover Corporation 749
719 EMCOR Group, Inc. 164,011
37 Equifax, Inc. 9,041
20,432 ExlService Holdings, Inc.
j
639,113
290 Expeditors International of
Washington, Inc. 36,636
6,219 Fastenal Company 424,322
2,692 Ferguson plc 505,719
2,410 Flowserve Corporation 96,231
6,838 Fluor Corporation
j
257,861
1,001 Gates Industrial Corporation plc
j
12,893
1,783 General Electric Company 236,105
359 Gibraltar Industries, Inc.
j
29,050
17 GMS, Inc.
j
1,431
125 Gorman-Rupp Company 4,174
504 Graco, Inc. 42,991
2,959 Greenbrier Companies, Inc. 134,516
183 Griffon Corporation 10,662
5,753 Helios Technologies, Inc. 237,369
336 Herc Holdings, Inc. 49,557
Shares Common Stock (10.8%) Value
Industrials (1.6%) - continued
1,073 Hillman Solutions Corporation
j
$ 9,432
21,993 Howmet Aerospace, Inc. 1,237,326
92 Hubbell, Inc. 30,872
1,327 IDEX Corporation 280,660
659 Ingersoll Rand, Inc. 52,628
500 Interface, Inc. 6,205
25,601 Janus International Group, Inc.
j
362,254
52 Johnson Controls International plc 2,740
863 Kennametal, Inc. 21,161
4,169 Legalzoom.com, Inc.
j
42,982
1,591 Lincoln Electric Holdings, Inc. 353,552
1,472 ManpowerGroup, Inc. 109,134
2,346 Masco Corporation 157,862
10,168 Masterbrand, Inc.
j
143,064
336 Matson, Inc. 37,642
2,170 Maximus, Inc. 176,030
2,007 Middleby Corporation
j
283,127
3,021 Miller Industries, Inc. 121,595
859 Moog, Inc. 120,088
494 MSC Industrial Direct Company,
Inc. 48,748
120 MYR Group, Inc.
j
17,262
38 National Presto Industries, Inc. 3,008
127 NEXTracker, Inc.
j
5,749
113 Northrop Grumman Corporation 50,484
4,802 nVent Electric plc 288,312
1,011 Old Dominion Freight Line, Inc. 395,321
2,477 Oshkosh Corporation 272,718
277 Otis Worldwide Corporation 24,498
3,547 Owens Corning, Inc. 537,477
1,259 PACCAR, Inc. 126,391
169 Parker-Hannifin Corporation 78,500
166 Paycom Software, Inc. 31,580
164 Paylocity Holding Corporation
j
25,979
6,303 Pentair plc 461,191
417 Quanta Services, Inc. 80,919
2,073 Regal Rexnord Corporation 276,663
143 Republic Services, Inc. 24,470
513 Resideo Technologies, Inc.
j
8,603
334 Rockwell Automation, Inc. 84,596
367 Rush Enterprises, Inc. 16,482
789 Saia, Inc.
j
355,508
8,507 Schneider National, Inc. 208,592
1,607 Sensata Technologies Holding plc 58,125
1,309 Simpson Manufacturing Company,
Inc. 236,916
1,030 SiteOne Landscape Supply, Inc.
j
159,186
1,179 SkyWest, Inc.
j
62,794
50 Snap-On, Inc. 14,496
390 Southwest Airlines Company 11,657
321 SS&C Technologies Holdings, Inc. 19,587
476 Standex International Corporation 70,286
144 Sterling Construction Company,
Inc.
j
10,814
1,860 Tennant Company 175,807
764 Terex Corporation 46,933
529 Textron, Inc. 44,812
77 Thermon Group Holdings, Inc.
j
2,524
5,738 Timken Company 470,000
138 Titan Machinery, Inc.
j
3,689
2,311 Trane Technologies plc 582,488
3,844 TransUnion 265,966
669 Trex Company, Inc.
j
54,510
1,289 Uber Technologies, Inc.
j
84,133
9 UniFirst Corporation/MA 1,525

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Industrials (1.6%) - continued
328 United Parcel Service, Inc. $ 46,543
309 United Rentals, Inc. 193,249
718 Upwork, Inc.
j
9,844
18 Valmont Industries, Inc. 4,063
982 Verra Mobility Corporation
j
23,480
377 Vertiv Holdings Company 21,236
324 Wabash National Corporation 8,197
429 Watsco, Inc. 167,730
2,993 WillScot Mobile Mini Holdings
Corporation
j
141,569
Total 18,025,015
Information Technology (2.5%)
612 8x8, Inc.
j
2,056
809 Adobe, Inc.
j
499,784
1,761 Advanced Micro Devices, Inc.
j
295,302
1,180 Agilysys, Inc.
j
98,778
84 Alpha and Omega Semiconductor,
Ltd.
j
2,155
848 Amkor Technology, Inc. 26,848
6,866 Amphenol Corporation 694,153
161 ANSYS, Inc.
j
52,781
16,891 Apple, Inc. 3,114,700
2,491 Applied Materials, Inc. 409,271
414 AppLovin Corporation
j
17,028
1,517 Arista Networks, Inc.
j
392,418
1,416 Autodesk, Inc.
j
359,395
392 Broadcom, Inc. 462,560
352 CDW Corporation 79,805
3,232 Ciena Corporation
j
171,296
14,357 Cisco Systems, Inc. 720,434
4,609 Cognex Corporation 166,569
25 Cognizant Technology Solutions
Corporation 1,928
3,561 Cohu, Inc.
j
113,453
1,806 CommScope Holding Company,
Inc.
j
4,190
127 CommVault Systems, Inc.
j
11,643
177 Corning, Inc. 5,751
542 Credo Technology Group Holding,
Ltd.
j
11,116
420 CyberArk Software, Ltd.
j
98,062
322 Datadog, Inc.
j
40,070
2,282 Descartes Systems Group, Inc.
j
199,880
438 DocuSign, Inc.
j
26,683
1,127 Dolby Laboratories, Inc. 93,744
15,489 Dropbox, Inc.
j
490,692
6,271 Dynatrace Holdings, LLC
j
357,447
141 Elastic NV
j
16,505
1,179 Enphase Energy, Inc.
j
122,769
151 EPAM Systems, Inc.
j
41,995
86 F5, Inc.
j
15,798
11 First Solar, Inc.
j
1,609
6,190 Flex, Ltd.
j
146,951
804 FormFactor, Inc.
j
31,171
814 Fortinet, Inc.
j
52,495
3 Gartner, Inc.
j
1,372
7,896 Gilat Satellite Networks, Ltd.
j
49,982
2,958 Gitlab, Inc.
j
210,343
931 Globant SA
j
219,539
180 GoDaddy, Inc.
j
19,199
8,770 Grid Dynamics Holdings, Inc.
j
114,449
6,649 Guidewire Software, Inc.
j
742,560
4,064 Hackett Group, Inc. 93,960
Shares Common Stock (10.8%) Value
Information Technology (2.5%) - continued
2,526 Hewlett Packard Enterprise
Company $ 38,623
24 HP, Inc. 689
592 HubSpot, Inc.
j
361,712
419 Insight Enterprises, Inc.
j
77,406
414 IPG Photonics Corporation
j
40,526
4,183 JFrog, Ltd.
j
136,073
468 Keysight Technologies, Inc.
j
71,726
558 KLA Corporation 331,474
8,439 Knowles Corporation
j
137,640
1,611 Kyndryl Holdings, Inc.
j
33,058
491 Lam Research Corporation 405,158
5,717 Lattice Semiconductor
Corporation
j
347,937
1,092 Littelfuse, Inc. 264,155
1,608 LiveRamp Holding, Inc.
j
63,484
893 Marvell Technology, Inc. 60,456
76 Microchip Technology, Inc. 6,474
9,458 Microsoft Corporation 3,760,312
335 MKS Instruments, Inc. 35,661
218 MongoDB, Inc.
j
87,313
597 Monolithic Power Systems, Inc. 359,824
41 Motorola Solutions, Inc. 13,100
1,127 NetApp, Inc. 98,274
372 NICE, Ltd. ADR
a,j
77,413
1,317 Nova, Ltd.
j
190,715
3,313 NVIDIA Corporation 2,038,390
677 ON Semiconductor Corporation
j
48,155
1,070 Onto Innovation, Inc.
j
172,805
43 OSI Systems, Inc.
j
5,505
5,182 PagerDuty, Inc.
j
122,710
1,214 Palo Alto Networks, Inc.
j
410,951
3,317 PDF Solutions, Inc.
j
103,490
1,862 Plexus Corporation
j
176,369
102 Procore Technologies, Inc.
j
7,282
2,049 PTC, Inc.
j
370,152
1,084 Q2 Holdings, Inc.
j
46,124
235 Qorvo, Inc.
j
23,439
5,835 QUALCOMM, Inc. 866,556
417 Rapid7, Inc.
j
22,948
283 RingCentral, Inc.
j
9,591
2,632 Salesforce, Inc.
j
739,829
521 ServiceNow, Inc.
j
398,773
528 Shopify, Inc.
j
42,277
1,865 Silicon Laboratories, Inc.
j
230,066
434 Skyworks Solutions, Inc. 45,336
1,504 SolarWinds Corporation
j
17,777
431 Sprinklr, Inc.
j
5,379
8,501 Sprout Social, Inc.
j
521,366
1,023 SPS Commerce, Inc.
j
188,027
44 Squarespace, Inc.
j
1,364
730 Synopsys, Inc.
j
389,346
3,484 TE Connectivity, Ltd. 495,390
60 Teledyne Technologies, Inc.
j
25,108
380 Tenable Holdings, Inc.
j
17,898
837 Teradata Corporation
j
38,653
15 Teradyne, Inc. 1,449
1,524 Trimble, Inc.
j
77,511
29,441 TTM Technologies, Inc.
j
409,524
1,020 Tyler Technologies, Inc.
j
431,205
1,653 Unisys Corporation
j
11,141
1,068 Universal Display Corporation 181,314
849 Upland Software, Inc.
j
3,523
7,440 Varonis Systems, Inc.
j
333,907
2,236 VeriSign, Inc.
j
444,696

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Information Technology (2.5%) - continued
1,843 Viavi Solutions, Inc.
j
$ 18,117
1,976 Vishay Intertechnology, Inc. 42,938
2,181 Vontier Corporation 75,441
3,557 Wolfspeed, Inc.
j
115,780
3,097 Workiva, Inc.
j
287,835
376 Xerox Holdings Corporation 6,941
1,595 Yext, Inc.
j
9,458
210 Zoom Video Communications, Inc.
j
13,568
Total 27,945,296
Materials (0.3%)
21 Albemarle Corporation 2,410
2,899 Alcoa Corporation 86,245
114 AptarGroup, Inc. 14,806
2,018 Axalta Coating Systems, Ltd.
j
65,424
2,027 Ball Corporation 112,397
1,075 Berry Plastics Group, Inc. 70,369
1,213 Carpenter Technology Corporation 74,709
900 Celanese Corporation 131,661
361 Chemours Company 10,891
2,253 Cleveland-Cliffs, Inc.
j
45,173
667 Eagle Materials, Inc. 150,929
66 Eastman Chemical Company 5,514
3,072 Huntsman Corporation 75,387
3,249 Ingevity Corporation
j
141,526
608 Innospec, Inc. 70,595
10,364 Ivanhoe Mines, Ltd.
j
108,770
183 Kaiser Aluminum Corporation 11,877
833 Linde plc 337,223
969 Louisiana-Pacific Corporation 64,487
60 LyondellBasell Industries NV 5,647
653 Martin Marietta Materials, Inc. 331,998
2,918 Mosaic Company 89,612
178 Myers Industries, Inc. 3,337
304 Newmont Corporation 10,491
349 Nucor Corporation 65,239
1,053 O-I Glass, Inc.
j
15,332
589 Orion SA 13,194
539 PPG Industries, Inc. 76,021
15,826 Ranpak Holdings Corporation
j
65,203
74 Reliance Steel & Aluminum
Company 21,121
2,047 RPM International, Inc. 218,333
152 Ryerson Holding Corporation 5,217
603 Schnitzer Steel Industries, Inc. 15,877
1,305 Steel Dynamics, Inc. 157,500
3,873 Summit Materials, Inc.
j
140,125
1,382 SunCoke Energy, Inc. 14,166
515 TimkenSteel Corporation
j
10,583
190 TriMas Corporation 4,689
1,071 Trinseo plc 6,458
17,945 Tronox Holdings plc 247,462
771 United States Lime & Minerals, Inc. 199,435
1,569 United States Steel Corporation 73,774
324 Vulcan Materials Company 73,227
Total 3,444,434
Real Estate (0.5%)
7,226 Agree Realty Corporation 430,742
659 Alexandria Real Estate Equities,
Inc. 79,673
198 Anywhere Real Estate, Inc.
j
1,410
281 Apartment Income REIT
Corporation 9,186
1,999 AvalonBay Communities, Inc. 357,841
Shares Common Stock (10.8%) Value
Real Estate (0.5%) - continued
647 Brixmor Property Group, Inc. $ 14,519
485 CareTrust REIT, Inc. 10,146
2,008 CBRE Group, Inc.
j
173,311
55 Centerspace 3,012
606 Chatham Lodging Trust 6,363
7,627 Compass, Inc.
j
26,237
2,709 CoStar Group, Inc.
j
226,147
558 CubeSmart 24,117
19,510 Cushman and Wakefield plc
j
205,245
1,119 DigitalBridge Group, Inc. 21,977
1,413 Douglas Elliman, Inc. 3,052
168 EastGroup Properties, Inc. 29,808
2,785 Elme Communities 40,327
2,230 EPR Properties 98,722
10,898 Equity Commonwealth 208,261
1,234 Equity Residential 74,274
14,876 Essential Properties Realty Trust,
Inc. 370,561
144 Essex Property Trust, Inc. 33,591
299 Extra Space Storage, Inc. 43,188
1,791 First Industrial Realty Trust, Inc. 92,272
797 FirstService Corporation 133,601
78 Forestar Group, Inc.
j
2,438
4,429 Four Corners Property Trust, Inc. 103,683
919 Getty Realty Corporation 25,420
382 Howard Hughes Holdings, Inc.
j
30,591
10,951 Independence Realty Trust, Inc. 160,870
1,360 Industrial Logistics Properties Trust 5,413
95 Innovative Industrial Properties,
Inc. 8,857
12,045 Invitation Homes, Inc. 396,642
1,804 Kennedy-Wilson Holdings, Inc. 18,852
9,659 LXP Industrial Trust 87,800
8,206 National Storage Affiliates Trust 306,494
3,471 NetSTREIT Corporation 63,068
2,623 NNN REIT, Inc. 105,812
1,967 Park Hotels & Resorts, Inc. 29,662
404 Peakstone Realty Trust 5,850
2,314 Pebblebrook Hotel Trust 35,219
4,897 Phillips Edison and Company, Inc. 169,975
293 Plymouth Industrial REIT, Inc. 6,487
595 Realty Income Corporation 32,362
1,276 Regency Centers Corporation 79,967
1,583 Rexford Industrial Realty, Inc. 83,250
215 RMR Group, Inc. 5,609
943 Sabra Health Care REIT, Inc. 12,580
2,015 SBA Communications Corporation 451,078
2,706 Service Properties Trust 20,917
5,913 STAG Industrial, Inc. 218,426
2,063 Summit Hotel Properties, Inc. 13,368
170 Tanger, Inc. 4,573
2,311 Terreno Realty Corporation 138,036
4,114 UDR, Inc. 148,186
473 Ventas, Inc. 21,942
364 Welltower, Inc. 31,490
114 Zillow Group, Inc.
j
6,280
Total 5,548,780
Utilities (0.2%)
1,186 ALLETE, Inc. 70,104
1,530 Alliant Energy Corporation 74,450
318 American Electric Power
Company, Inc. 24,849
84 American Water Works Company,
Inc. 10,418

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (10.8%) Value
Utilities (0.2%) - continued
168 Artesian Resources Corporation $ 6,132
2,650 CenterPoint Energy, Inc. 74,041
2,231 Clearway Energy, Inc., Class A 50,108
2,276 Clearway Energy, Inc., Class C 55,170
744 Entergy Corporation 74,221
16,683 Evergy, Inc. 846,996
1,201 Eversource Energy 65,118
126 NextEra Energy Partners, LP 3,761
25,288 NiSource, Inc. 656,729
3,129 Northwestern Energy Group, Inc. 150,568
538 OGE Energy Corporation 17,883
4,985 Portland General Electric
Company 204,036
1,363 Spire, Inc. 77,378
5,959 UGI Corporation 131,932
Total 2,593,894
Total Common Stock
(cost $93,037,536) 119,468,063
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
5,110,051 Thrivent Cash Management Trust 5,110,051
Total Collateral Held for
Securities Loaned
(cost $5,110,051) 5,110,051
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 LCP X (Offshore), LP
*,j,k
3,852,957
Total 3,852,957
Total Private Equity Funds
(cost $3,000,000) 3,852,957
Shares or
Principal
Amount Short-Term Investments ( 11.0% ) Value
Federal Home Loan Bank Discount
Notes
1,100,000 5.255%, 3/6/2024
l,m
1,094,412
1,700,000 5.230%, 4/3/2024
l,m
1,684,589
4,000,000 5.210%, 4/10/2024
l,m
3,959,711
800,000 5.205%, 4/12/2024
l,m
791,712
100,000 5.214%, 4/17/2024
l,m
98,892
100,000 5.207%, 4/26/2024
l,m
98,763
Thrivent Core Short-Term Reserve
Fund
11,347,614 5.670% 113,476,136
Total Short-Term Investments
(cost $121,167,219) 121,204,215
Total Investments (cost
$1,040,974,110) 102.5% $1,132,553,754
Other Assets and Liabilities, Net
(2.5%) (27,311,853)
Total Net Assets 100.0% $1,105,241,901
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $59,917,456 or
5.4% of total net assets.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
d Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g All or a portion of the security is insured or guaranteed.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of January
31, 2024 was $3,852,957 or 0.35% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
31, 2024.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 3,000,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,724,437
Common Stock 2,236,583
Total lending $4,961,020
Gross amount payable upon return of
collateral for securities loaned $5,110,051
Net amounts due to counterparty $149,031

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,794,093 – 8,794,093 –
Basic Materials 3,296,873 – 3,296,873 –
Capital Goods 7,720,165 – 7,720,165 –
Collateralized Mortgage Obligations 17,787,949 – 17,787,949 –
Commercial Mortgage-Backed Securities 12,825,115 – 12,825,115 –
Communications Services 12,099,970 – 12,099,970 –
Consumer Cyclical 11,832,086 – 11,832,086 –
Consumer Non-Cyclical 13,632,255 – 13,632,255 –
Energy 10,377,267 – 10,377,267 –
Financials 36,057,040 – 36,057,040 –
Foreign Government 193,240 – 193,240 –
Mortgage-Backed Securities 129,642,352 – 129,642,352 –
Technology 7,152,849 – 7,152,849 –
Transportation 3,250,143 – 3,250,143 –
U.S. Government & Agencies 139,061,016 – 139,061,016 –
Utilities 7,866,865 – 7,866,865 –
Registered Investment Companies
U.S. Affiliated 375,941,957 375,941,957 – –
U.S. Unaffiliated 8,143,408 8,143,408 – –
Common Stock
Communications Services 6,607,275 6,604,491 2,784 –
Consumer Discretionary 12,540,119 12,540,119 – –
Consumer Staples 5,327,611 5,327,611 – –
Energy 3,751,235 3,751,235 – –
Financials 18,615,216 18,615,216 – –
Health Care 15,069,188 15,069,188 – –
Industrials 18,025,015 17,541,674 483,341 –
Information Technology 27,945,296 27,945,296 – –
Materials 3,444,434 3,335,664 108,770 –
Real Estate 5,548,780 5,548,780 – –
Utilities 2,593,894 2,593,894 – –
Private Equity Funds
Secondary 3,852,957 – – 3,852,957
Short-Term Investments 7,728,079 – 7,728,079 –
Subtotal Investments in Securities $936,723,742 $502,958,533 $429,912,252 $3,852,957
Other Investments  * Total
Affiliated Short-Term Investments 113,476,136
U.S. Affiliated Registered Investment Cos. 77,243,825
Collateral Held for Securities Loaned 5,110,051
Subtotal Other Investments $195,830,012
Total Investments at Value $1,132,553,754
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,309,137 7,309,137 – –
Total Asset Derivatives $7,309,137 $7,309,137 $– $–
Liability Derivatives
Futures Contracts 2,210,095 2,210,095 – –
Total Liability Derivatives $2,210,095 $2,210,095 $– $–

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling $7,762,679 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 36 March 2024 $ 3,916,506 $ 127,307
CBOT 2-Yr. U.S. Treasury Note 138 March 2024 28,103,846 276,716
CBOT 5-Yr. U.S. Treasury Note 252 March 2024 26,730,378 584,060
CBOT U.S. Long Bond 81 March 2024 9,306,371 603,473
CME E-mini Russell 2000 Index 3 March 2024 295,075 (1,690)
CME E-mini S&P 500 Index 361 March 2024 84,010,922 3,901,603
CME E-mini S&P Mid-Cap 400 Index 1 March 2024 277,911 (3,581)
CME Ultra Long Term U.S. Treasury Bond 91 March 2024 10,981,407 777,499
ICE mini MSCI EAFE Index 274 March 2024 29,636,404 955,696
ICE US mini MSCI Emerging Markets Index 35 March 2024 1,722,613 (6,213)
Ultra 10-Yr. U.S. Treasury Note 18 March 2024 2,020,967 82,783
Total Futures Long Contracts $ 197,002,400 $ 7,297,653
CBOT 10-Yr. U.S. Treasury Note (22) March 2024 ( $ 2,393,126) ( $ 78,092)
CME E-mini Russell 2000 Index (188) March 2024 (17,846,426) (539,034)
CME E-mini S&P Mid-Cap 400 Index (140) March 2024 (37,117,167) (1,289,033)
CME Euro Foreign Exchange Currency (84) March 2024 (11,349,816) (53,709)
Eurex Euro STOXX 50 Index (231) March 2024 (11,377,037) (238,743)
Total Futures Short Contracts ( $ 80,083,572) ($2,198,611)
Total Futures Contracts $ 116,918,828 $5,099,042

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 32,792 $521 $774 $35,271 4,476 3.2%
Core Emerging Markets Equity 7,078 255 – 7,694 905 0.7
Core International Equity 13,108 515 – 15,017 1,488 1.4
Core Low Volatility Equity 12,003 1,079 12,400 606 57 0.1
Core Mid Cap Value 8,865 185 – 10,258 978 0.9
Core Small Cap Value 7,247 133 – 8,398 865 0.8
Global Stock, Class S 1,749 110 – 2,019 77 0.2
High Yield, Class S 23,421 375 348 24,868 5,949 2.2
Income, Class S 68,375 799 762 74,718 9,168 6.8
International Allocation, Class S 20,919 713 – 23,815 2,349 2.1
Large Cap Growth, Class S 55,731 1,877 – 66,488 3,649 6.0
Large Cap Value, Class S 93,726 3,610 – 106,642 3,825 9.6
Limited Maturity Bond, Class S 40,527 361 346 41,734 3,415 3.8
Mid Cap Stock, Class S 24,167 414 – 28,040 829 2.5
Small Cap Stock, Class S 6,526 36 – 7,618 265 0.7
Total U.S. Affiliated Registered Investment
Companies 416,234 453,186 41.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% 111,530 89,966 88,020 113,476 11,348 10.3
Total Affiliated Short-Term Investments 111,530 113,476 10.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,269 24,374 22,533 5,110 5,110 0.5
Total Collateral Held for Securities Loaned 3,269 5,110 0.5
Total Value $531,033 $571,772
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($238) $2,970 $– $522
Core Emerging Markets Equity – 361 – 255
Core International Equity – 1,394 – 515
Core Low Volatility Equity Fund 1,100 (1,176) 790 288
Core Mid Cap Value – 1,208 42 145
Core Small Cap Value – 1,018 – 134
Global Stock, Class S – 160 71 39
High Yield, Class S (63) 1,483 – 375
Income, Class S (206) 6,512 – 799
International Allocation, Class S – 2,183 – 713
Large Cap Growth, Class S – 8,880 1,878 –
Large Cap Value, Class S – 9,306 1,848 1,762
Limited Maturity Bond, Class S (16) 1,208 – 360
Mid Cap Stock, Class S – 3,458 288 125
Small Cap Stock, Class S – 1,056 – 36
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% – – – 1,662
Total Income/Non Cash Income from Affiliated Investments $7,730
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total $577 $40,021 $4,917

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.1% ) Value
Alabama (1.3%)
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,355,190
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
803,234
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,168,946
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,101,583
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,189,147
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,383,399
1,500,000 5.250%, 10/1/2049 1,625,202
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,058,663
Total 16,685,364
Arizona (2.6%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053 725,763
275,000 5.250%, 7/1/2043 270,712
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 806,314
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
2,093,104
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 306,131
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 934,621
1,000,000 5.250%, 11/1/2053, Ser. A 1,049,420
1,000,000 5.250%, 11/1/2048, Ser. A 1,058,692
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,880,529
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,683,621
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
1,019,656
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,222,540
Principal
Amount Long-Term Fixed Income (99.1%) Value
Arizona (2.6%) - continued
$ 750,000 5.000%, 6/1/2037, Ser. A $ 776,697
320,000 5.000%, 6/1/2038, Ser. A 330,809
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,040,287
10,000,000 5.000%, 7/1/2049, Ser. A 10,624,646
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
140,000 3.130%, 11/15/2052, Ser. A
a
140,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,170
Student & Academic Services LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
750,000 5.000%, 6/1/2039
b
752,101
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 517,934
725,000 5.000%, 8/1/2039 759,275
Total 32,443,022
Arkansas (0.1%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 772,336
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 538,139
Total 1,310,475
California (7.2%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,000,000 6.000%, 9/1/2024, Ser. A
b
1,015,917
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,113,906
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,848,444
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,348,580
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
125,000 5.000%, 6/1/2049, Ser. B-1 129,376
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,633,715
8,300,000 5.000%, 6/1/2046, Ser. U-7 10,325,028
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 943,449

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
California (7.2%) - continued
$ 800,000 5.250%, 8/15/2058, Ser. A $ 833,490
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 281,104
300,000 5.000%, 10/1/2026 311,617
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,211,127
California Municipal Finance Auth.
Rev. Refg. (ExxonMobil)
1,015,000 2.750%, 12/1/2029, AMT
a
1,015,000
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,420,113
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
998,762
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
5,400,000 2.750%, 12/1/2029, AMT
a
5,400,000
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,064,845
550,000 5.000%, 7/1/2038, AMT
c
582,148
500,000 5.000%, 11/21/2045, AMT
c
515,508
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
c
239,214
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
550,321
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,107,248
California Various Purpose G.O.
500,000 4.000%, 10/1/2050 505,992
10,000 5.250%, 4/1/2029 10,016
500,000 5.000%, 4/1/2049 538,432
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,008,693
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,630,738
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,525,534
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,001,901
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 7,825,239
Principal
Amount Long-Term Fixed Income (99.1%) Value
California (7.2%) - continued
Santa Monica Community College
District, Los Angeles County, CA
G.O.
$ 5,000,000
Zero Coupon, 8/1/2025,
Ser. C $ 4,755,497
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,304,152
Total 90,995,106
Colorado (4.1%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 766,338
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 622,801
475,000 5.000%, 4/1/2048 484,219
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,570,719
2,500,000 5.000%, 12/1/2055 2,558,421
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
982,784
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,746,661
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 3,161,187
4,000,000 5.000%, 9/1/2046 4,071,738
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,421,242
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,149,687
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,866,229
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 528,513
385,000 5.000%, 5/15/2031, Ser. A 406,682
300,000 5.000%, 5/15/2032, Ser. A 316,925
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,316,455
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,813,285
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,419,220

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Colorado (4.1%) - continued
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
$ 1,500,000 5.000%, 12/1/2034, Ser. A
c
$ 1,566,915
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,019,320
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,037,760
2,250,000 5.000%, 12/1/2046, Ser. A 2,272,001
Total 52,099,102
Connecticut (1.1%)
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 829,573
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,920,231
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
852,051
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,382,246
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 496,306
4,000,000 5.000%, 7/1/2047, Ser. L 4,250,367
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 615,666
Total 14,346,440
Delaware (0.4%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,037,733
600,000 4.000%, 9/1/2051 528,244
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,032,741
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 872,720
500,000 5.000%, 7/1/2048, Ser. A 493,856
Total 4,965,294
Principal
Amount Long-Term Fixed Income (99.1%) Value
District Of Columbia (0.4%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
$ 1,000,000
5.500%, 2/29/2036, Ser. A,
AMT $ 1,177,569
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,175,535
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 1,005,826
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,073,469
Total 4,432,399
Florida (5.1%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 979,100
500,000 4.000%, 10/1/2046 402,922
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 1,009,651
1,500,000 4.000%, 10/1/2047, Ser. A 1,501,511
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
4,200,026
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 605,599
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,580,884
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
1,535,000 5.000%, 5/1/2026 1,561,890
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,552,223
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,485,014
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 982,833
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 247,079
250,000 4.000%, 7/1/2055, Ser. A 208,641

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Florida (5.1%) - continued
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
$ 2,250,000 4.500%, 8/1/2055, Ser. A
d
$ 2,232,569
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,045,330
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,026,311
840,000 5.000%, 10/1/2031, Ser. B 861,415
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,426,521
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 596,445
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,042,627
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,502,305
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,079,579
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,063,584
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,300,591
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 904,488
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,024,493
500,000 5.000%, 11/1/2047, Ser. A 515,784
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,612,821
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,691,601
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
218,686
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 523,635
Principal
Amount Long-Term Fixed Income (99.1%) Value
Florida (5.1%) - continued
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
$ 5,000,000 5.000%, 7/1/2037, Ser. B $ 5,137,474
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
300,000 5.250%, 5/1/2054
c
304,307
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,144,454
Total 64,572,393
Georgia (1.9%)
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,793,135
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,648,602
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,730,497
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,839,494
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 2,037,243
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 218,896
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,823,410
1,920,000 5.000%, 5/15/2033, Ser. A 2,042,146
1,900,000 5.000%, 5/15/2034, Ser. A 2,018,803
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 254,080
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,072,882
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,804,566
Total 24,283,754
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 255,122
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 771,196
Total 1,026,318
Hawaii (0.8%)
Hawaii Airports System Rev. Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 8,140,903

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Hawaii (0.8%) - continued
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
$ 1,600,000 5.000%, 8/1/2028, AMT $ 1,600,265
Total 9,741,168
Idaho (0.5%)
College of Western Idaho Annual
Appropriation C.O.P
3,800,000 5.000%, 8/1/2052 3,944,830
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 930,022
800,000 4.000%, 3/1/2046, Ser. A 766,909
Total 5,641,761
Illinois (5.3%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,043,041
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,929,041
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,123,154
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,154,413
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,012,727
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,012,728
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,217,872
5,000,000 5.000%, 1/1/2048, Ser. B 5,284,331
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,450,705
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,645,161
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,030,062
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 816,517
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
256,002
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,165,115
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,171,846
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,775,242
Principal
Amount Long-Term Fixed Income (99.1%) Value
Illinois (5.3%) - continued
$ 2,100,000 5.000%, 8/1/2047, Ser. A $ 2,115,563
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 510,373
2,885,000 5.000%, 2/15/2037 2,909,102
1,000,000 5.000%, 2/15/2047, Ser. A 970,692
Illinois G.O.
1,000,000 5.500%, 5/1/2047, Ser. B 1,103,797
Illinois Toll Highway Auth. Rev.
3,610,000 5.000%, 1/1/2045, Ser. A 3,905,445
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,616,460
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 528,852
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,454,412
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
b
3,055,864
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
b
1,935,376
Peoria, IL G.O. (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,265,144
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,815,741
Total 66,274,778
Indiana (1.1%)
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,733,794
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 614,651
2,250,000 5.375%, 6/1/2064, Ser. A 2,329,723
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,080,747
750,000 6.125%, 3/1/2057, Ser. E 812,858
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,869,797
Total 13,441,570
Iowa (1.0%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,599,135
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 5,190,189

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Iowa (1.0%) - continued
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
$ 2,500,000 4.000%, 10/1/2050 $ 2,196,366
650,000 5.375%, 10/1/2052 672,745
Total 12,658,435
Kansas (0.5%)
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,695,111
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
361,164
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,488,902
Total 6,545,177
Kentucky (0.8%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 963,162
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,340,200
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
779,019
Total 10,082,381
Louisiana (0.9%)
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
900,732
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
b,f
1,368,842
800,000 5.000%, 9/1/2031
b,f
808,173
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,205,099
1,500,000 5.000%, 7/1/2048, Ser. A 1,634,359
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,510,174
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,532,635
Total 10,960,014
Principal
Amount Long-Term Fixed Income (99.1%) Value
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
$ 1,000,000 4.000%, 7/1/2046, Ser. A $ 988,548
Total 988,548
Maryland (0.5%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,793,348
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,079,617
1,325,000 6.000%, 7/1/2058, Ser. A 1,451,566
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,000,238
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 186,887
600,000 5.250%, 7/1/2053 640,486
200,000 4.000%, 7/1/2045 192,374
Total 6,344,516
Massachusetts (3.4%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,186,731
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 804,610
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,341,506
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 3,087,748
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 472,532
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,689,543
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 11,670,218
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,998,443
Total 43,251,331

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Michigan (3.5%)
Grand Valley State University, MI
General Rev. Refg.
$ 650,000 5.000%, 12/1/2029, Ser. B $ 658,241
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,874,333
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,605,385
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,234,932
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,166,123
2,110,000 4.000%, 9/1/2046 1,957,055
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 566,137
7,775,000 5.000%, 12/31/2043, AMT 7,967,251
5,110,000 5.000%, 6/30/2048, AMT 5,216,296
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,429,103
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,473,613
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,941,663
Total 44,090,132
Minnesota (4.0%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,299,814
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,537,906
2,500,000 5.250%, 6/15/2047, Ser. B 2,566,696
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 320,310
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
5,000,000 5.000%, 11/15/2049, Ser. A 5,015,449
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
c
474,181
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,508,482
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,114,758
Principal
Amount Long-Term Fixed Income (99.1%) Value
Minnesota (4.0%) - continued
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
$ 2,500,000 5.250%, 1/1/2054
d
$ 2,752,566
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,564,606
4,000,000 5.000%, 10/1/2052, Ser. B 4,172,282
1,000,000 5.000%, 10/1/2040 1,066,478
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,350,964
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,031,662
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 202,492
150,000 5.000%, 10/1/2030 151,750
200,000 5.000%, 10/1/2032 202,123
175,000 5.000%, 10/1/2033 176,766
1,500,000 5.000%, 10/1/2047 1,534,608
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,880,933
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,260,461
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,038,961
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,056,822
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
1,945,000 5.000%, 11/15/2047, Ser. A 1,981,267
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 824,145
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 494,316
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 202,413
Total 50,783,211

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Mississippi (0.4%)
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
$ 5,000,000 4.000%, 6/1/2053, Ser. A $ 4,772,072
Total 4,772,072
Missouri (1.1%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,848,025
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,718,769
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,050,996
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,155,436
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,033,444
Ozark, MO R-6 School District
C.O.P
530,000 5.000%, 4/1/2042 556,913
250,000 5.000%, 4/1/2045 261,293
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,759,646
Total 14,384,522
Montana (0.7%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 893,004
800,000 5.000%, 7/1/2039, Ser. A 857,955
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,258,735
1,000,000 4.000%, 7/1/2044 852,895
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,611,561
Total 8,474,150
Nebraska (1.8%)
Dodge County, NE School District
No. 1 U.T.G.O. (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
3,278,120
Principal
Amount Long-Term Fixed Income (99.1%) Value
Nebraska (1.8%) - continued
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
$ 2,105,000 5.000%, 11/15/2047 $ 2,152,486
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,192,798
8,275,000 5.000%, 2/1/2046, Ser. A 8,947,123
Total 22,570,527
Nevada (0.5%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,532,108
3,250,000 5.000%, 9/1/2047, Ser. A 3,294,726
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,088,825
Las Vegas, NV Special
Improvement District No. 817
Special Assessment (Summerlin
Village 29)
100,000 6.000%, 6/1/2053 103,869
350,000 6.000%, 6/1/2048 364,600
Total 6,384,128
New Hampshire (0.5%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 771,536
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 5,435,071
Total 6,206,607
New Jersey (2.9%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 434,972
750,000 6.000%, 6/15/2047 821,020
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,659,694
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,644,071
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 287,103
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,954,146
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,677,787
500,000 5.500%, 6/15/2050, Ser. CC 556,577
1,000,000 5.250%, 6/15/2033, Ser. AA 1,026,059
1,645,000 5.250%, 6/15/2034, Ser. AA 1,687,773

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
New Jersey (2.9%) - continued
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
$ 2,000,000 5.000%, 12/15/2039, Ser. A $ 2,164,616
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
b
3,244,339
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,242,872
Total 36,401,029
New York (7.8%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,394,164
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
352,856
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,237,313
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,078,827
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,969,194
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,002,513
New York City, NY G.O.
435,000 3.200%, 8/1/2034, Ser. E
a
435,000
280,000 3.200%, 4/1/2036, Ser. L-3
a
280,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,311,524
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 16,824,523
4,000,000 4.125%, 6/15/2047, Ser. DD 4,020,958
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,642,782
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,957,929
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 8,730,588
10,000 5.000%, 2/15/2043, Ser. B
f
10,804
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,502,721
2,200,000 5.000%, 7/15/2042, Ser. A 2,248,758
Principal
Amount Long-Term Fixed Income (99.1%) Value
New York (7.8%) - continued
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
$ 750,000 4.000%, 4/30/2053, AMT $ 627,516
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,311,316
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 794,607
New York Transportation
Development Corporation
Special Fac. Rev. (Laguardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 561,024
750,000 5.625%, 4/1/2040, AMT 812,453
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,064,637
1,000,000 5.000%, 12/1/2040, AMT 1,056,503
1,000,000 5.000%, 12/1/2041, AMT 1,051,428
600,000 5.000%, 12/1/2042, AMT 628,345
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,917,150
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,295,890
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,760,272
Triborough, NY Bridge & Tunnel
Auth. Rev.
1,000,000 5.250%, 11/15/2045, Ser. A 1,017,312
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 807,834
Total 98,706,741
North Carolina (1.2%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,648,140
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,577,234
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,441,452

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
North Carolina (1.2%) - continued
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
$ 750,000 5.250%, 7/1/2053, AMT
b
$ 805,400
1,000,000 5.250%, 7/1/2048, AMT
b
1,082,351
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 1,015,215
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,147,469
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
b
4,484,314
Total 15,201,575
North Dakota (0.5%)
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
264,151
250,000 5.000%, 12/1/2048, Ser. A
b
266,326
Horace, ND Refg. Improvement
U.T.G.O.
1,800,000 5.000%, 5/1/2048, Ser. A 1,799,297
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,923,013
Total 6,252,787
Ohio (4.2%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,538,981
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,020,405
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 499,403
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
14,485,000 5.000%, 6/1/2055, Ser. B-2 13,675,607
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,025,874
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 733,116
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,453,970
Principal
Amount Long-Term Fixed Income (99.1%) Value
Ohio (4.2%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
$ 2,565,000 5.000%, 12/1/2035, Ser. A $ 2,624,645
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,143,013
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,392,778
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,205,215
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,694,038
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,416,929
Total 53,423,974
Oklahoma (0.9%)
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,548,074
5,665,000 5.000%, 1/1/2047, Ser. C 5,846,983
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,084,829
Osage County, OK Industrial Auth.
Rev.
1,000,000 6.500%, 9/1/2040 1,079,805
Total 11,559,691
Oregon (1.6%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 333,243
Clackamas County, OR School
District No. 62C U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,689,194
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 327,611
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,279,095
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,928,585
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 295,742

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Oregon (1.6%) - continued
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
$ 5,000,000
Zero Coupon, 6/15/2028,
Ser. B $ 4,376,678
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
862,422
Total 20,092,570
Pennsylvania (3.1%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,710,872
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,647,482
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,986,736
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
f
479,601
410,000 5.000%, 5/15/2048
f
427,471
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 672,226
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,692,964
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,025,932
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 877,115
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,146,360
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 969,274
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
b
11,265,143
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,870,448
Principal
Amount Long-Term Fixed Income (99.1%) Value
Pennsylvania (3.1%) - continued
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
$ 7,000,000 5.250%, 12/1/2053, Ser. A $ 7,772,640
Total 38,544,264
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 979,770
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,301,899
Total 6,281,669
South Carolina (1.5%)
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,109,728
South Carolina Jobs Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,402,612
4,500,000 4.250%, 2/1/2048 4,549,591
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,262,789
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,438,470
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,034,739
Total 18,797,929
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 724,261
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,010,417
Total 1,734,678
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,160,751
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,085,775
Total 2,246,526

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (12.1%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
$ 1,000,000 6.000%, 6/1/2053
c
$ 1,014,689
750,000 6.250%, 6/1/2063
c
767,602
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,863,994
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,042,902
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 965,528
500,000 5.000%, 1/1/2045, Ser. E 528,961
1,000,000 5.000%, 1/1/2046, Ser. B 1,063,743
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,000,211
2,000,000 6.000%, 8/15/2043 2,002,485
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
b
2,902,162
1,000,000 5.000%, 8/15/2036, Ser. A
b
1,036,614
4,605,000 5.000%, 8/15/2039
b
4,634,646
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,389,001
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,967,516
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,828,377
Galveston, TX Wharves & Terminal
Rev.
1,000,000 6.000%, 8/1/2043, AMT 1,129,431
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
7,008,483
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
5,880,524
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
230,000 5.000%, 1/1/2033, Ser. A 218,704
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,673,619
Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (12.1%) - continued
Harris County, TX Industrial
Development Corporation
Pollution Control Rev. (Exxon)
$ 300,000 3.130%, 3/1/2024
a
$ 300,000
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 375,632
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,278,829
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,221,601
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
12,615,374
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,359,337
Lake Travis, TX Independent
School District U.T.G.O. Refg.
(PSF-GTD Insured)
1,000,000 5.000%, 2/15/2031
b
1,069,967
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,645,556
2,000,000 5.500%, 5/15/2048
b
2,242,378
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,410,234
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,000,707
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
b
5,485,470
2,000,000 5.250%, 2/1/2029
b
2,245,498
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,409,328
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,789,343
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,130,441
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 264,619

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Texas (12.1%) - continued
San Antonio, TX Electric and Gas
Systems Rev. Refg.
$ 3,000,000 5.500%, 2/1/2050, Ser. A $ 3,372,082
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,408,825
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 628,554
600,000 5.000%, 10/1/2040 626,725
700,000 5.000%, 10/1/2041 729,317
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 527,195
750,000 5.500%, 11/15/2047, Ser. D 824,729
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,655,270
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 762,481
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,064,374
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,246,070
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,553,468
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 503,333
4,275,000 4.000%, 6/30/2040, Ser. A 4,286,191
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,424,829
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,477,862
Total 152,854,811
Utah (1.9%)
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 277,128
2,000,000 5.000%, 7/1/2045, Ser. A 2,216,145
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,628,634
3,000,000 5.000%, 10/1/2049, Ser. A 3,149,715
Principal
Amount Long-Term Fixed Income (99.1%) Value
Utah (1.9%) - continued
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
$ 1,825,000 4.000%, 2/1/2048
b
$ 1,788,473
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,322,364
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,022,952
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,039,324
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,210,387
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
800,000 5.000%, 10/15/2048 816,123
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
1,610,000 5.000%, 5/15/2045, Ser. A 1,614,252
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 383,458
Total 24,468,955
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,094,461
1,000,000 5.000%, 12/1/2036, Ser. A 1,027,699
Total 4,122,160
Virginia (2.4%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 5,002,925
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 696,694
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,803,747
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 615,680
6,575,000 5.000%, 12/31/2049, AMT 6,621,809
10,610,000 5.000%, 12/31/2052, AMT 10,662,332
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 471,131
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 483,134
1,000,000 4.000%, 1/1/2040, AMT 961,645
Total 30,319,097

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Washington (2.0%)
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
$ 5,000,000 5.000%, 6/1/2038 $ 5,313,977
Grant County, WA Public Hospital
District No. 2 U.T.G.O. (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,318,356
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
775,048
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,038,460
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054
d
1,849,614
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,120,659
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
617,083
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,841,150
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,088,014
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 458,817
450,000 4.000%, 5/1/2045 430,423
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,214,745
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,477,804
1,250,000 6.250%, 7/1/2059
c
1,379,845
Total 24,923,995
West Virginia (1.1%)
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 2,035,375
2,000,000 4.250%, 6/1/2047, Ser. A 2,037,114
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,689,257
Total 13,761,746
Wisconsin (3.1%)
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
481,745
750,000 6.500%, 7/15/2063, Ser. A
c
764,808
Principal
Amount Long-Term Fixed Income (99.1%) Value
Wisconsin (3.1%) - continued
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
$ 500,000 6.875%, 7/1/2053
c
$ 513,617
750,000 7.000%, 7/1/2058
c
770,145
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,084,399
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,010,180
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,102,861
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,124,066
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 408,696
920,000 5.500%, 7/1/2043, AMT 991,867
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,044,863
4,000,000 4.000%, 9/30/2051, AMT 3,358,978
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A 2,105,855
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,372,286
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,207,262
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 747,726
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,465,819
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 820,571
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,115,912

Municipal Bond Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Wisconsin (3.1%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
$ 2,000,000 5.000%, 2/15/2047, Ser. C $ 2,000,662
Total 39,492,318
Wyoming (<0.1%)
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
200,000 3.130%, 10/1/2044
a
200,000
Total 200,000
Total Long-Term Fixed Income
(cost $1,261,143,464) 1,250,141,210
Total Investments
(cost $1,261,143,464) 99.1% $1,250,141,210
Other Assets and Liabilities, Net
0.9% 11,063,549
Total Net Assets 100.0% $1,261,204,759
a Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $23,371,654 or
1.9% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of January 31, 2024 was $775,048
or 0.06% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2024.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,618
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 239,793,319 – 239,793,319 –
Electric Revenue 41,808,679 – 41,808,679 –
Escrowed/Pre-refunded 17,369,959 – 17,369,959 –
General Obligation 91,116,745 – 91,116,745 –
Health Care 261,765,670 – 261,765,670 –
Housing Finance 23,632,675 – 23,632,675 –
Industrial Development Revenue 29,271,717 – 29,271,717 –
Other Revenue 64,196,506 – 64,196,506 –
Tax Revenue 63,619,570 – 63,619,570 –
Transportation 326,746,108 – 326,746,108 –
Water & Sewer 90,820,262 – 90,820,262 –
Total Investments at Value $1,250,141,210 $– $1,250,141,210 $–

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 79 .4% ) Value
Asset-Backed Securities (8.1%)
510 Asset Backed Trust
$ 500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 446,100
569,833
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
553,720
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
987,821
720 East CLO I, Ltd.
900,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
907,403
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
1,188,893
1,250,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
1,256,446
1,000,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,021,680
1,087,335
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
1,090,435
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
947,876
Anchorage Capital CLO 16, Ltd.
1,550,000
7.971%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,c
1,546,564
Anchorage Capital CLO 21, Ltd.
1,500,000
7.979%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
1,498,443
Ares XL CLO, Ltd.
1,150,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
1,138,562
Barings CLO, Ltd.
1,250,000
8.729%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
1,248,561
Business Jet Securities, LLC
1,243,540
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
1,201,270
CarVal CLO, Ltd.
1,100,000
9.018%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,100,935
Cascade Funding Mortgage Trust,
LLC
615,074
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
596,346
College Avenue Student Loans,
LLC
209,705
7.100%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
211,409
Dryden 36 Senior Loan Fund
950,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
950,171
Education Funding Trust
542,794
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
489,197
Principal
Amount Long-Term Fixed Income (79.4%) Value
Asset-Backed Securities (8.1%) - continued
FirstKey Homes Trust
$ 2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
$ 2,153,637
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
454,314
GMAC Mortgage Corporation
Loan Trust
53,037
5.950%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
29,217
Home Equity Asset Trust
1,207,404
6.770%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
c
1,155,326
Home Partners of America Trust
1,276,618
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,066,661
Long Beach Mortgage Loan Trust
930,617
6.950%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
c
939,256
Longfellow Place CLO, Ltd.
654,500
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
654,227
Madison Park Funding XVIII, Ltd.
1,850,000
7.479%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
1,843,353
Myers Park CLO, Ltd.
1,275,000
6.979%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,c
1,274,278
Neuberger Berman CLO, Ltd.
1,500,000
8.576%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
1,486,875
Pagaya AI Debt Trust
674,294
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
677,185
Pagaya AI Technology in Housing
Trust
1,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
976,513
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,063,092
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
1,114,343
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
685,797
335,243
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
329,262
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
756,928
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
812,799
598,382
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
586,894

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Asset-Backed Securities (8.1%) - continued
Progress Residential Trust
$ 1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
$ 1,140,025
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
151,744
Saxon Asset Securities Trust
335,413
2.922%,  8/25/2035, Ser.
2004-2, Class MF2
c
278,803
Sculptor CLO, Ltd.
1,870,000
7.979%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
1,863,758
Shackleton CLO, Ltd.
930,000
7.779%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,c
927,517
Silver Point CLO 2, Ltd.
800,000
8.018%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
804,585
Sound Point CLO, Ltd.
1,550,000
7.829%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,c
1,528,396
Stanwich Mortgage Loan
Company, LLC
1,478,706
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
1,398,802
Stratus CLO, Ltd.
1,700,000
8.079%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
a,c
1,701,737
Stratus Static CLO, Ltd.
1,500,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
1,499,957
Unlock HEA Trust
1,419,347
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,321,039
Upstart Securitization Trust
756,807
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
760,053
VCAT Asset Securitization, LLC
302,418
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
303,618
Vericrest Opportunity Loan
Transferee
1,154,625
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
1,005,249
1,455,980
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,255,619
476,575
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
462,067
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
1,257,275
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
193,791
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
914,659
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
209,209
Principal
Amount Long-Term Fixed Income (79.4%) Value
Asset-Backed Securities (8.1%) - continued
Whitebox CLO III, Ltd.
$ 1,500,000
7.776%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
$ 1,491,923
Whitebox CLO IV, Ltd.
1,500,000
7.918%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
1,509,491
Wind River CLO, Ltd.
750,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
750,113
Total 59,171,219
Basic Materials (1.8%)
Alcoa Nederland Holding BV
477,000 5.500%,  12/15/2027
a
469,411
Anglo American Capital plc
200,000 3.875%,  3/16/2029
a
188,166
ATI, Inc.
343,000 7.250%,  8/15/2030 352,971
ATI, Inc., Convertible
99,000 3.500%,  6/15/2025 264,082
Axalta Coating Systems Dutch
Holding B BV
286,000 7.250%,  2/15/2031
a
297,898
Cascades, Inc./Cascades USA,
Inc.
364,000 5.125%,  1/15/2026
a
357,630
Chemours Company
585,000 5.750%,  11/15/2028
a
551,769
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027 421,734
380,000 4.625%,  3/1/2029
a
356,250
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
a
659,723
Ecolab, Inc.
194,000 2.125%,  2/1/2032 162,486
EIDP, Inc.
187,000 4.500%,  5/15/2026 186,466
First Quantum Minerals, Ltd.
736,000 6.875%,  10/15/2027
a
666,441
FMC Corporation
167,000 5.150%,  5/18/2026 167,078
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
a
214,044
350,000 6.125%,  10/6/2028
a
367,911
200,000 6.375%,  10/6/2030
a
214,285
Hecla Mining Company
190,000 7.250%,  2/15/2028 190,298
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
a
450,587
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
374,000 9.000%,  7/1/2028
a
365,550
Innophos Holdings, Inc.
163,000 9.375%,  2/15/2028
a
138,143
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
a
243,221
Mercer International, Inc.
198,000 5.125%,  2/1/2029 169,987

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Basic Materials (1.8%) - continued
Methanex Corporation
$ 255,000 4.250%,  12/1/2024 $ 251,170
Mineral Resources, Ltd.
96,000 9.250%,  10/1/2028
a
101,400
Mosaic Company
249,000 5.375%,  11/15/2028
e
253,950
Novelis Corporation
315,000 3.250%,  11/15/2026
a
294,942
140,000 4.750%,  1/30/2030
a
129,849
175,000 3.875%,  8/15/2031
a
151,784
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 285,779
OCI NV
309,000 4.625%,  10/15/2025
a
301,994
Olin Corporation
627,000 5.125%,  9/15/2027 608,191
20,000 5.625%,  8/1/2029
e
19,595
Peabody Energy Corporation,
Convertible
125,000 3.250%,  3/1/2028 190,375
SCIL IV, LLC/SCIL USA Holdings,
LLC
342,000 5.375%,  11/1/2026
a
332,454
SNF Group SACA
462,000 3.375%,  3/15/2030
a
396,796
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
a
498,522
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
a,e
351,735
Tronox, Inc.
169,000 4.625%,  3/15/2029
a
149,211
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
a
280,124
United States Steel Corporation
524,000 6.875%,  3/1/2029 530,977
United States Steel Corporation,
Convertible
117,000 5.000%,  11/1/2026 411,138
Westlake Corporation
148,000 3.600%,  8/15/2026 143,233
Total 13,139,350
Capital Goods (3.6%)
Advanced Drainage Systems, Inc.
340,000 6.375%,  6/15/2030
a
342,815
Amcor Finance USA, Inc.
158,000 5.625%,  5/26/2033 163,725
Amphenol Corporation
164,000 4.750%,  3/30/2026 164,323
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
a
443,862
50,000 4.625%,  5/15/2030
a
45,124
ARD Finance SA
159,000 6.500%,  6/30/2027
a
76,827
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
504,000 5.250%,  8/15/2027
a,e
376,731
39,000 5.250%,  8/15/2027
a
29,152
Boeing Company
479,000 5.930%,  5/1/2060 478,254
561,000 2.196%,  2/4/2026 528,367
220,000 3.250%,  3/1/2028 205,816
510,000 5.150%,  5/1/2030 511,127
Principal
Amount Long-Term Fixed Income (79.4%) Value
Capital Goods (3.6%) - continued
Bombardier, Inc.
$ 456,000 7.875%,  4/15/2027
a
$ 455,417
219,000 6.000%,  2/15/2028
a
213,362
Brand Industrial Services, Inc.
154,000 10.375%,  8/1/2030
a
162,663
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
a
273,575
Canpack SA/Canpack US, LLC
681,000 3.875%,  11/15/2029
a
600,172
Carrier Global Corporation
252,000 2.722%,  2/15/2030 225,068
Chart Industries, Inc.
501,000 7.500%,  1/1/2030
a
514,286
Chart Industries, Inc., Convertible
75,000 1.000%,  11/15/2024 149,858
Clean Harbors, Inc.
665,000 6.375%,  2/1/2031
a
673,686
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
a
66,667
134,000 8.750%,  4/15/2030
a
127,293
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
a
306,653
Covanta Holding Corporation
260,000 4.875%,  12/1/2029
a
224,560
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
a
378,807
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 443,096
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
506,000 6.625%,  12/15/2030
a
511,095
Fluor Corporation, Convertible
321,000 1.125%,  8/15/2029
a
338,495
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
a
322,876
709,000 3.500%,  9/1/2028
a
641,789
Greenbrier Companies, Inc.,
Convertible
171,000 2.875%,  4/15/2028 174,591
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
a
739,106
Herc Holdings, Inc.
429,000 5.500%,  7/15/2027
a
421,248
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 294,696
561,000 3.000%,  1/15/2029 507,795
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 211,185
Ingersoll Rand, Inc.
80,000 5.700%,  8/14/2033 83,550
John Deere Capital Corporation
167,000 4.950%,  7/14/2028 170,676
286,000 4.500%,  1/16/2029 286,279
280,000 2.800%,  7/18/2029 258,401
165,000 4.700%,  6/10/2030 166,886
138,000 3.900%,  6/7/2032 131,327
79,000 5.150%,  9/8/2033 82,100
Kaman Corporation, Convertible
81,000 3.250%,  5/1/2024 80,198
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 172,354

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Capital Goods (3.6%) - continued
Lockheed Martin Corporation
$ 220,000 5.200%,  2/15/2064 $ 223,044
Mauser Packaging Solutions
Holding Company
255,000 9.250%,  4/15/2027
a
246,140
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
a
182,000
Mueller Water Products, Inc.
281,000 4.000%,  6/15/2029
a
254,224
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
a
473,382
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
a
595,696
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 328,227
82,000 4.700%,  3/15/2033 81,602
OI European Group BV
554,000 4.750%,  2/15/2030
a
512,727
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 160,011
Owens-Brockway Glass Container,
Inc.
271,000 6.625%,  5/13/2027
a
269,835
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
a
335,880
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 165,199
Patrick Industries, Inc., Convertible
89,000 1.750%,  12/1/2028 100,846
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
a
484,559
Republic Services, Inc.
124,000 3.950%,  5/15/2028 121,424
156,000 5.000%,  12/15/2033 157,438
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
a
345,598
Rolls-Royce plc
233,000 5.750%,  10/15/2027
a
233,127
RTX Corporation
248,000 5.750%,  1/15/2029 258,886
Sealed Air Corporation
419,000 6.125%,  2/1/2028
a
420,485
Smyrna Ready Mix Concrete, LLC
454,000 8.875%,  11/15/2031
a
476,955
Spirit AeroSystems, Inc.
505,000 9.750%,  11/15/2030
a
530,028
SRM Escrow Issuer, LLC
283,000 6.000%,  11/1/2028
a
276,618
Summit Materials, LLC/Summit
Materials Finance Corporation
131,000 7.250%,  1/15/2031
a
136,099
Textron, Inc.
221,000 3.650%,  3/15/2027 212,926
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
190,000 7.750%,  4/15/2026
a
190,494
TransDigm, Inc.
515,000 6.250%,  3/15/2026
a
511,497
850,000 5.500%,  11/15/2027 826,972
71,000 4.875%,  5/1/2029 66,357
551,000 7.125%,  12/1/2031
a
574,294
Principal
Amount Long-Term Fixed Income (79.4%) Value
Capital Goods (3.6%) - continued
Triumph Group, Inc.
$ 513,000 9.000%,  3/15/2028
a
$ 541,291
Trivium Packaging Finance
237,000 5.500%,  8/15/2026
a
231,372
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 595,352
310,000 4.000%,  7/15/2030 283,469
Veralto Corporation
167,000 5.350%,  9/18/2028
a
170,477
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,285
Waste Management, Inc.
173,000 4.875%,  2/15/2029 176,108
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
a
179,211
WESCO Distribution, Inc.
325,000 7.250%,  6/15/2028
a
333,840
Total 26,101,908
Collateralized Mortgage Obligations (8.0%)
A&D Mortgage Trust
1,432,169
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
1,444,233
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,b
1,331,019
Banc of America Alternative Loan
Trust
757,064
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 654,032
Banc of America Mortgage
Securities Trust
142,405
5.137%,  9/25/2035, Ser.
2005-H, Class 2A1
c
120,608
203,875
5.503%,  9/25/2035, Ser.
2005-H, Class 3A1
c
181,952
CAFL Issuer, LLC
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
994,809
CHL Mortgage Pass-Through Trust
135,661
5.770%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
130,424
204,686
6.000%,  4/25/2037, Ser.
2007-3, Class A18 98,874
136,457
6.000%,  4/25/2037, Ser.
2007-3, Class A33 65,916
590,035
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 230,079
CHNGE Mortgage Trust
1,382,873
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
1,301,414
782,649
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
769,303
820,878
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
821,339
1,525,262
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
1,508,490
1,086,685
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
1,095,024
1,044,665
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
1,042,345
CIM Trust
1,138,463
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
1,140,709

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Collateralized Mortgage Obligations (8.0%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 236,834
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 $ 207,598
935,387
4.757%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
808,427
COLT Mortgage Loan Trust
1,250,000
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
1,255,136
Countrywide Alternative Loan Trust
264,918
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 214,791
361,705
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 290,467
349,553
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 252,405
104,073
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 81,013
178,029
7.000%,  10/25/2037, Ser.
2007-24, Class A10 65,169
Countrywide Home Loan
Mortgage Pass Through Trust
214,847
4.702%,  11/25/2035, Ser.
2005-22, Class 2A1
c
172,385
Credit Suisse Mortgage Trust
768,156
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
761,256
299,828
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
253,105
Cross Mortgage Trust
1,000,000
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
1,001,132
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
514,416
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 457,253
Federal Home Loan Mortgage
Corporation
1,110,858
3.500%,  8/15/2035, Ser.
345, Class C8
f
114,354
Federal Home Loan Mortgage
Corporation - REMIC
709,523
4.000%,  1/25/2051, Ser.
5249, Class LA 688,265
1,297,401
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,035,743
12,535,279
1.500%,  12/25/2050, Ser.
5107, Class IO
f
1,041,831
442,759
3.000%,  5/15/2027, Ser.
4046, Class GI
f
12,470
457,350
3.000%,  7/15/2027, Ser.
4084, Class NI
f
15,187
952,580
3.500%,  10/15/2032, Ser.
4119, Class KI
f
87,727
1,109,764
3.000%,  4/15/2033, Ser.
4203, Class DI
f
53,199
Federal National Mortgage
Association - REMIC
845,008
4.500%,  6/25/2052, Ser.
2022-43, Class MA 825,157
495,983
4.000%,  7/25/2052, Ser.
2022-37, Class PE 479,225
357,273
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
10,499
Principal
Amount Long-Term Fixed Income (79.4%) Value
Collateralized Mortgage Obligations (8.0%) -
continued
$ 530,765
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
$ 15,981
744,705
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
16,760
1,428,515
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
50,760
1,155,901
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
37,732
377,567
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
11,828
992,534
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
29,295
319,094
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
11,536
1,213,582
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
33,232
651,686
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
22,984
668,711
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
15,168
816,068
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
67,926
786,145
4.500%,  1/25/2046, Ser.
2022-68, Class BA 774,786
First Horizon Alternative Mortgage
Securities Trust
117,533
6.452%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
106,133
Flagstar Mortgage Trust
1,519,437
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,c
1,295,201
1,676,350
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,c
1,358,891
779,826
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
669,024
GCAT Trust
1,300,000
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
1,313,406
883,308
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
821,069
1,228,549
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
1,219,062
GMAC Mortgage Corporation
Loan Trust
371,629
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
300,658
7,282
4.044%,  9/19/2035, Ser.
2005-AR5, Class 5A1
c
6,354
GS Mortgage-Backed Securities
Trust
1,564,173
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
1,543,461
Home RE, Ltd.
1,400,000
9.945%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,443,550
700,000
8.845%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
715,411
IndyMac IMJA Mortgage Loan
Trust
281,231
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 124,360

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Collateralized Mortgage Obligations (8.0%) -
continued
IndyMac INDA Mortgage Loan
Trust
$ 1,565,796
3.668%,  8/25/2036, Ser.
2006-AR1, Class A1
c
$ 1,222,029
J.P. Morgan Alternative Loan Trust
335,968
4.795%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
257,859
J.P. Morgan Mortgage Trust
439,283
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
359,672
1,125,680
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
1,106,707
188,645
5.550%,  7/25/2035, Ser.
2007-A1, Class 2A1
c
176,750
LHOME Mortgage Trust
896,910
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
877,672
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,401,032
Merrill Lynch Alternative Note
Asset Trust
506,544
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 188,862
MFRA Trust
286,829
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
275,114
MortgageIT Trust
1,651,834
5.910%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
1,350,474
NYMT Loan Trust
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,148,910
Preston Ridge Partners Mortgage
Trust, LLC
1,400,000
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
1,345,617
PRKCM Trust
355,700
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
357,783
777,596
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
800,649
RCO Mortgage, LLC
1,500,000
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,g,h
1,504,688
Residential Accredit Loans, Inc.
Trust
288,004
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 245,360
153,624
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 117,678
186,878
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 150,236
Residential Funding Mortgage
Security I Trust
213,173
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 162,789
ROC Securities Trust Series
1,516,100
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
1,493,393
Sequoia Mortgage Trust
193,450
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
c
130,642
Principal
Amount Long-Term Fixed Income (79.4%) Value
Collateralized Mortgage Obligations (8.0%) -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 102,144
4.569%,  7/25/2035, Ser.
2005-15, Class 4A1
c
$ 85,567
Toorak Mortgage Corporation, Ltd.
381,617
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
373,726
Triangle Re, Ltd.
1,000,000
8.745%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,015,800
161,823
7.245%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
161,921
TVC Mortgage Trust
1,000,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,006,137
Verus Securitization Trust
1,920,244
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,c
1,597,518
814,349
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
691,362
1,080,946
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
1,087,771
1,965,834
6.664%,  12/25/2068, Ser.
2023-8, Class A2
a,b
1,985,677
471,678
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,c
464,051
Washington Mutual Mortgage
Pass-Through Certificates
319,266
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 262,891
Total 58,525,269
Commercial Mortgage-Backed Securities (0.7%)
BANK 2022-BNK39
13,443,998
0.532%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,f
355,911
BANK5 2023-5YR1
850,000
6.625%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
879,717
BBCMS Mortgage Trust
5,364,182
0.834%,  2/15/2055, Ser.
2022-C14, Class XA
c,f
209,761
7,125,647
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
545,617
SCOTT Trust
600,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
606,612
Velocity Commercial Capital Loan
Trust
996,664
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
1,016,968
1,235,689
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
1,267,738
Total 4,882,324
Communications Services (4.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
436,000 10.500%,  2/15/2028
a
220,538
Altice Financing SA
376,000 5.750%,  8/15/2029
a
327,675

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Communications Services (4.3%) - continued
Altice France SA/France
$ 205,000 8.125%,  2/1/2027
a
$ 183,231
936,000 5.500%,  10/15/2029
a
689,611
AMC Networks, Inc.
196,000 4.750%,  8/1/2025 188,851
625,000 4.250%,  2/15/2029
e
480,769
American Tower Corporation
247,000 4.400%,  2/15/2026 244,400
144,000 1.450%,  9/15/2026 131,620
243,000 5.500%,  3/15/2028 248,359
160,000 5.800%,  11/15/2028 165,902
192,000 3.800%,  8/15/2029 181,157
AT&T, Inc.
792,000 3.550%,  9/15/2055 564,277
433,000 4.300%,  2/15/2030 421,086
158,000 5.400%,  2/15/2034 162,077
Bell Telephone Company of
Canada
157,000 5.100%,  5/11/2033
e
159,249
Cable One, Inc., Convertible
94,000 1.125%,  3/15/2028 71,675
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
247,704
515,000 5.125%,  5/1/2027
a
496,726
463,000 5.000%,  2/1/2028
a
435,143
311,000 6.375%,  9/1/2029
a
302,809
1,090,000 4.750%,  3/1/2030
a
968,582
328,000 4.250%,  2/1/2031
a
277,339
109,000 4.750%,  2/1/2032
a
93,496
417,000 4.250%,  1/15/2034
a
331,558
CenterPoint Energy, Inc.,
Convertible
6,366 3.369%,  9/15/2029 240,126
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
147,000 6.150%,  11/10/2026 150,158
221,000 5.050%,  3/30/2029 217,422
Cimpress plc
342,000 7.000%,  6/15/2026 336,870
Clear Channel Outdoor Holdings,
Inc.
261,000 7.500%,  6/1/2029
a,e
215,649
Clear Channel Worldwide
Holdings, Inc.
956,000 5.125%,  8/15/2027
a,e
900,353
Comcast Corporation
147,000 2.350%,  1/15/2027 138,339
476,000 3.400%,  4/1/2030 443,642
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
a
255,084
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 192,244
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
a
266,316
270,000 11.750%,  1/31/2029
a
274,247
561,000 6.500%,  2/1/2029
a
476,886
787,000 4.125%,  12/1/2030
a
568,607
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 594,376
Principal
Amount Long-Term Fixed Income (79.4%) Value
Communications Services (4.3%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 1,050,000 5.875%,  8/15/2027
a
$ 998,225
DISH DBS Corporation
171,000 5.875%,  11/15/2024
e
158,753
247,000 5.250%,  12/1/2026
a
194,514
170,000 7.375%,  7/1/2028 74,800
178,000 5.750%,  12/1/2028
a
119,745
264,000 5.125%,  6/1/2029 101,125
DISH Network Corporation
222,000 11.750%,  11/15/2027
a
231,703
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
a
531,892
351,000 6.750%,  5/1/2029
a,e
311,065
125,000 8.750%,  5/15/2030
a
128,049
GCI, LLC
625,000 4.750%,  10/15/2028
a
572,956
Gray Television, Inc.
425,000 4.750%,  10/15/2030
a
332,577
733,000 5.375%,  11/15/2031
a
573,706
iHeartCommunications, Inc.
294,000 6.375%,  5/1/2026 252,503
Iliad Holding SASU
614,000 6.500%,  10/15/2026
a
601,878
Lamar Media Corporation
267,000 3.625%,  1/15/2031 234,826
LCPR Senior Secured Financing
DAC
652,000 6.750%,  10/15/2027
a
628,047
Level 3 Financing, Inc.
294,000 4.625%,  9/15/2027
a
152,880
736,000 4.250%,  7/1/2028
a
246,560
237,000 10.500%,  5/15/2030
a,e
235,815
McGraw-Hill Education, Inc.
445,000 8.000%,  8/1/2029
a
412,737
Meta Platforms, Inc.
169,000 3.850%,  8/15/2032 159,803
News Corporation
482,000 3.875%,  5/15/2029
a
443,079
NTT Finance Corporation
177,000 1.162%,  4/3/2026
a
164,115
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
a
181,437
Paramount Global
150,000 6.250%,  2/28/2057
c
129,885
175,000 6.375%,  3/30/2062
c
156,286
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
a
359,841
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
a,c
119,040
Scripps Escrow II, Inc.
188,000 3.875%,  1/15/2029
a
161,680
224,000 5.375%,  1/15/2031
a
170,173
Sinclair Television Group, Inc.
371,000 4.125%,  12/1/2030
a
286,598
Sirius XM Radio, Inc.
372,000 5.000%,  8/1/2027
a
357,578
485,000 4.000%,  7/15/2028
a
440,432
100,000 4.125%,  7/1/2030
a
87,500

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Communications Services (4.3%) - continued
Sprint Capital Corporation
$ 511,000 6.875%,  11/15/2028 $ 552,098
220,000 8.750%,  3/15/2032 269,668
Take-Two Interactive Software, Inc.
632,000 4.950%,  3/28/2028 636,721
TEGNA, Inc.
516,000 4.625%,  3/15/2028 481,273
Telecom Italia Capital SA
437,000 6.000%,  9/30/2034 409,631
Telecom Italia SPA/Milano
209,000 5.303%,  5/30/2024
a
207,810
Telesat Canada/Telesat, LLC
235,000 4.875%,  6/1/2027
a
138,650
90,000 6.500%,  10/15/2027
a
40,500
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 161,892
338,000 3.375%,  4/15/2029 313,567
United States Cellular Corporation
115,000 6.700%,  12/15/2033 118,450
Uniti Group, Inc., Convertible
110,000 7.500%,  12/1/2027
a
102,960
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
802,000 4.750%,  4/15/2028
a
683,506
Univision Communications, Inc.
543,000 4.500%,  5/1/2029
a
482,521
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 223,344
552,000 3.150%,  3/22/2030 502,851
296,000 2.355%,  3/15/2032 245,822
Virgin Media Finance plc
195,000 5.000%,  7/15/2030
a
174,156
Virgin Media Secured Finance plc
421,000 5.500%,  5/15/2029
a
404,921
Vodafone Group plc
164,000 7.000%,  4/4/2079
c
169,480
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
a
592,701
Walt Disney Company
123,000 3.800%,  3/22/2030 118,621
Warnermedia Holdings, Inc.
253,000 3.638%,  3/15/2025 248,157
599,000 4.054%,  3/15/2029 567,149
YPSO Finance BIS SA
214,000 10.500%,  5/15/2027
a
122,973
Ziggo Bond Company BV
199,000 5.125%,  2/28/2030
a
167,889
Total 31,313,267
Consumer Cyclical (5.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
700,000 4.375%,  1/15/2028
a
665,790
Adient Global Holdings, Ltd.
270,000 8.250%,  4/15/2031
a
285,146
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
215,000 6.625%,  7/15/2026
a
211,853
380,000 6.000%,  6/1/2029
a,e
315,510
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
765,000 4.625%,  6/1/2028
a
688,546
Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Cyclical (5.3%) - continued
Allison Transmission, Inc.
$ 276,000 3.750%,  1/30/2031
a
$ 241,392
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 124,226
312,000 4.700%,  12/1/2032 317,647
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027 737,439
American Honda Finance
Corporation
245,000 5.650%,  11/15/2028 256,059
356,000 5.850%,  10/4/2030 379,888
241,000 4.900%,  1/10/2034 240,883
Arko Corporation
310,000 5.125%,  11/15/2029
a
273,206
Ashton Woods USA, LLC/Ashton
Woods Finance Company
280,000 4.625%,  8/1/2029
a
252,017
228,000 4.625%,  4/1/2030
a
206,354
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 122,303
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 16,737
Booking Holdings, Inc.,
Convertible
106,000 0.750%,  5/1/2025 198,284
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
a
395,010
Boyne USA, Inc.
186,000 4.750%,  5/15/2029
a
170,375
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
310,000 6.250%,  9/15/2027
a
300,926
Burlington Stores, Inc., Convertible
180,000 2.250%,  4/15/2025 192,258
79,000 1.250%,  12/15/2027
a
89,823
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
a
688,343
240,000 8.125%,  7/1/2027
a
246,299
1,100,000 4.625%,  10/15/2029
a
1,005,530
202,000 6.500%,  2/15/2032
a,g
204,234
Carnival Corporation
381,000 7.625%,  3/1/2026
a
387,012
759,000 5.750%,  3/1/2027
a
747,768
195,000 4.000%,  8/1/2028
a
180,377
172,000 6.000%,  5/1/2029
a
166,595
Cedar Fair, LP
454,000 5.250%,  7/15/2029 433,990
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
252,396
202,000 6.750%,  5/1/2031
a
204,298
Cinemark USA, Inc.
572,000 5.875%,  3/15/2026
a,e
566,760
Clarios Global, LP/Clarios US
Finance Company, Inc.
251,000 8.500%,  5/15/2027
a
250,312
600,000 6.750%,  5/15/2028
a
607,962
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 66,230
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
153,407

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Cyclical (5.3%) - continued
Dana, Inc.
$ 245,000 4.500%,  2/15/2032 $ 210,641
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 199,868
Expedia Group, Inc., Convertible
277,000 Zero Coupon,  2/15/2026 260,746
Ford Motor Company
599,000 3.250%,  2/12/2032 495,866
Ford Motor Company, Convertible
389,000 Zero Coupon,  3/15/2026 379,022
Ford Motor Credit Company, LLC
546,000 2.700%,  8/10/2026 507,479
255,000 2.900%,  2/10/2029 223,772
275,000 7.122%,  11/7/2033 294,709
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
a
322,956
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 243,907
124,000 1.200%,  10/15/2024 120,337
544,000 2.900%,  2/26/2025 530,361
135,000 2.750%,  6/20/2025 130,658
250,000 5.800%,  6/23/2028 256,620
204,000 5.800%,  1/7/2029
e
209,427
150,000 5.700%,  9/30/2030
c,i
137,981
Genuine Parts Company
165,000 6.500%,  11/1/2028 175,605
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029
e
295,643
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
a,e
400,236
Hilton Domestic Operating
Company, Inc.
638,000 4.875%,  1/15/2030 614,916
196,000 3.625%,  2/15/2032
a
168,262
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
318,000 5.000%,  6/1/2029
a
293,840
Home Depot, Inc.
208,000 3.250%,  4/15/2032 189,483
Hyatt Hotels Corporation
165,000 5.750%,  1/30/2027 168,769
Hyundai Capital America
118,000 5.500%,  3/30/2026
a
118,709
221,000 3.000%,  2/10/2027
a
208,960
166,000 6.500%,  1/16/2029
a
176,458
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a,g
199,895
International Game Technology plc
545,000 5.250%,  1/15/2029
a
531,870
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
a
254,284
KB Home
395,000 4.800%,  11/15/2029 373,796
Kohl's Corporation
131,000 4.625%,  5/1/2031 104,800
L Brands, Inc.
880,000 6.625%,  10/1/2030
a
891,572
100,000 6.875%,  11/1/2035 99,715
Lennar Corporation
138,000 4.750%,  5/30/2025 137,170
Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Cyclical (5.3%) - continued
Light & Wonder International, Inc.
$ 457,000 7.250%,  11/15/2029
a
$ 469,289
Live Nation Entertainment, Inc.
348,000 4.750%,  10/15/2027
a
331,494
Live Nation Entertainment, Inc.,
Convertible
201,000 2.000%,  2/15/2025 210,547
271,000 3.125%,  1/15/2029 298,310
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 332,728
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
a
407,400
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 166,013
220,000 4.625%,  6/15/2030 216,948
Marriott Vacations Worldwide
Corporation, Convertible
162,000 Zero Coupon,  1/15/2026 143,273
164,000 3.250%,  12/15/2027 144,320
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
a
359,898
McDonald's Corporation
152,000 4.950%,  8/14/2033 154,819
Mercedes-Benz Finance North
America, LLC
221,000 1.450%,  3/2/2026
a
206,659
200,000 5.200%,  8/3/2026
a
202,399
Michaels Companies, Inc.
320,000 5.250%,  5/1/2028
a
251,351
NCL Corporation, Ltd.
182,000 3.625%,  12/15/2024
a
178,369
219,000 5.875%,  3/15/2026
a
213,540
396,000 5.875%,  2/15/2027
a
390,138
Nordstrom, Inc.
160,000 4.375%,  4/1/2030
e
138,829
225,000 4.250%,  8/1/2031 186,839
PENN Entertainment, Inc.
605,000 4.125%,  7/1/2029
a,e
517,266
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
a
644,573
260,000 7.750%,  2/15/2029
a
251,337
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
689,000 5.750%,  4/15/2026
a
688,677
370,000 6.250%,  1/15/2028
a,e
366,666
Raising Cane's Restaurants, LLC
194,000 9.375%,  5/1/2029
a
207,872
Real Hero Merger Sub 2, Inc.
203,000 6.250%,  2/1/2029
a,e
176,115
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
458,000 5.750%,  1/15/2029
a
340,189
Royal Caribbean Cruises, Ltd.
731,000 4.250%,  7/1/2026
a
703,390
416,000 9.250%,  1/15/2029
a
446,836
301,000 7.250%,  1/15/2030
a
313,705
SeaWorld Parks and
Entertainment, Inc.
308,000 5.250%,  8/15/2029
a
286,847
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
a
161,781
Staples, Inc.
380,000 7.500%,  4/15/2026
a
355,698

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Cyclical (5.3%) - continued
$ 150,000 10.750%,  4/15/2027
a
$ 116,250
Station Casinos, LLC
383,000 4.625%,  12/1/2031
a
343,742
Tapestry, Inc.
248,000 7.350%,  11/27/2028 259,764
Target Corporation
307,000 2.350%,  2/15/2030 273,421
Tenneco, Inc.
440,000 8.000%,  11/17/2028
a
383,297
Toyota Motor Credit Corporation
162,000 5.550%,  11/20/2030 170,127
175,000 4.800%,  1/5/2034 174,835
Tractor Supply Company
151,000 5.250%,  5/15/2033 153,476
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
a
102,244
Uber Technologies, Inc.,
Convertible
371,000 Zero Coupon,  12/15/2025 383,787
134,000 0.875%,  12/1/2028
a
149,276
Vail Resorts, Inc., Convertible
281,000 Zero Coupon,  1/1/2026 253,076
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
494,795
356,000 3.750%,  2/15/2027
a
336,791
Victoria's Secret & Company
203,000 4.625%,  7/15/2029
a
171,632
Viking Cruises, Ltd.
668,000 5.875%,  9/15/2027
a
643,832
Volkswagen Group of America
Finance, LLC
68,000 3.350%,  5/13/2025
a
66,364
Wabash National Corporation
500,000 4.500%,  10/15/2028
a
455,000
WASH Multifamily Acquisition, Inc.
227,000 5.750%,  4/15/2026
a
218,220
Yum! Brands, Inc.
507,000 4.750%,  1/15/2030
a
486,806
ZF North America Capital, Inc.
274,000 7.125%,  4/14/2030
a
289,063
Total 39,161,431
Consumer Non-Cyclical (4.6%)
1375209 B.C., Ltd.
158,000 9.000%,  1/30/2028
a,e
153,260
AdaptHealth, LLC
273,000 4.625%,  8/1/2029
a
214,320
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
600,000 4.625%,  1/15/2027
a
582,037
574,000 3.500%,  3/15/2029
a
518,612
Altria Group, Inc.
166,000 6.200%,  11/1/2028 175,108
Amgen, Inc.
247,000 5.150%,  3/2/2028 251,471
392,000 5.250%,  3/2/2030 401,337
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 273,532
295,000 4.750%,  1/23/2029 297,887
Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Non-Cyclical (4.6%) - continued
Archer-Daniels-Midland Company
$ 155,000 4.500%,  8/15/2033 $ 151,047
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 268,144
B&G Foods, Inc.
203,000 5.250%,  9/15/2027
e
183,097
295,000 8.000%,  9/15/2028
a
307,505
BAT Capital Corporation
202,000 6.343%,  8/2/2030 212,691
141,000 7.750%,  10/19/2032 160,107
Bausch & Lomb Escrow
Corporation
96,000 8.375%,  10/1/2028
a
99,607
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
a
170,933
163,000 4.875%,  6/1/2028
a
92,164
519,000 11.000%,  9/30/2028
a,e
353,076
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 164,998
221,000 2.823%,  5/20/2030 197,486
BellRing Brands, Inc.
282,000 7.000%,  3/15/2030
a
288,717
BioMarin Pharmaceutical, Inc.,
Convertible
261,000 1.250%,  5/15/2027 259,852
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 194,740
Bristol-Myers Squibb Company
166,000 5.750%,  2/1/2031 176,418
82,000 5.900%,  11/15/2033 88,556
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
239,055
Catalent Pharma Solutions, Inc.
342,000 3.125%,  2/15/2029
a
300,705
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 506,615
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
a
67,035
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
a
452,956
337,000 7.625%,  7/1/2029
a
341,200
CHS/Community Health Systems,
Inc.
379,000 5.625%,  3/15/2027
a
350,114
117,000 8.000%,  12/15/2027
a
115,219
500,000 6.000%,  1/15/2029
a
451,765
211,000 5.250%,  5/15/2030
a
174,692
220,000 4.750%,  2/15/2031
a
174,647
Cigna Group
244,000 2.400%,  3/15/2030 213,098
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 163,742
295,000 3.150%,  8/1/2029 272,385
110,000 4.900%,  5/1/2033 109,249
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
468,000 4.750%,  1/15/2029
a
446,098
235,000 6.625%,  7/15/2030
a
239,364
CVS Health Corporation
168,000 5.000%,  2/20/2026 168,554
115,000 4.300%,  3/25/2028 112,994
168,000 5.125%,  2/21/2030 169,708

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Non-Cyclical (4.6%) - continued
$ 158,000 5.300%,  6/1/2033 $ 160,096
Diageo Capital plc
129,000 2.000%,  4/29/2030 111,481
250,000 5.625%,  10/5/2033 266,970
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
a
332,799
Eli Lilly & Company
310,000 4.700%,  2/27/2033 315,811
Embecta Corporation
155,000 6.750%,  2/15/2030
a
135,044
Encompass Health Corporation
860,000 4.500%,  2/1/2028 821,471
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
a
97,702
435,000 4.375%,  3/31/2029
a
393,766
Envista Holdings Corporation,
Convertible
170,000 1.750%,  8/15/2028
a
154,020
Fortrea Holdings, Inc.
136,000 7.500%,  7/1/2030
a
138,220
General Mills, Inc.
62,000 4.950%,  3/29/2033 62,061
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 166,062
Grifols SA
479,000 4.750%,  10/15/2028
a,e
411,969
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,016,000 4.875%,  6/1/2029
a
793,750
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
a
125,394
Integer Holdings Corporation,
Convertible
258,000 2.125%,  2/15/2028
a
335,142
Jazz Investments I, Ltd.,
Convertible
267,000 2.000%,  6/15/2026 268,068
Jazz Securities DAC
268,000 4.375%,  1/15/2029
a
247,199
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
170,000 6.750%,  3/15/2034
a
178,928
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
395,000 2.500%,  1/15/2027 364,925
173,000 3.625%,  1/15/2032 147,268
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
163,000 9.000%,  2/15/2029
a,g
164,471
Kenvue, Inc.
85,000 5.000%,  3/22/2030 87,087
Keurig Dr. Pepper, Inc.
272,000 3.200%,  5/1/2030 249,055
Kraft Heinz Foods Company
483,000 3.875%,  5/15/2027 472,210
152,000 6.750%,  3/15/2032 170,906
Kroger Company
124,000 4.500%,  1/15/2029 122,885
Legacy LifePoint Health, LLC
205,000 4.375%,  2/15/2027
a
190,921
Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Non-Cyclical (4.6%) - continued
LifePoint Health, Inc.
$ 191,000 9.875%,  8/15/2030
a
$ 195,311
196,000 11.000%,  10/15/2030
a
208,558
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
395,961
McKesson Corporation
136,000 0.900%,  12/3/2025 126,711
490,000 1.300%,  8/15/2026 450,914
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 158,581
ModivCare Escrow Issuer, Inc.
161,000 5.000%,  10/1/2029
a,e
130,621
ModivCare, Inc.
129,000 5.875%,  11/15/2025
a
127,397
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
a
406,526
318,000 5.250%,  10/1/2029
a
296,506
Nestle Holdings, Inc.
312,000 4.950%,  3/14/2030
a
321,294
Organon & Company/Organon
Foreign Debt Co-Issuer BV
465,000 4.125%,  4/30/2028
a
425,452
283,000 5.125%,  4/30/2031
a
243,133
Owens & Minor, Inc.
463,000 6.625%,  4/1/2030
a,e
441,077
Perrigo Finance Unlimited
Company
242,000 4.375%,  3/15/2026 236,599
275,000 3.150%,  6/15/2030 251,899
Pfizer Investment Enterprises,
Private Ltd.
246,000 4.450%,  5/19/2026 244,880
159,000 4.750%,  5/19/2033 158,803
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 324,668
141,000 5.625%,  11/17/2029 147,154
141,000 5.750%,  11/17/2032 147,577
Post Holdings, Inc.
388,000 4.500%,  9/15/2031
a
348,519
Post Holdings, Inc., Convertible
215,000 2.500%,  8/15/2027 223,170
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
a
365,071
Procter & Gamble Company
122,000 1.200%,  10/29/2030 100,311
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
205,000 9.750%,  12/1/2026
a
204,644
Roche Holdings, Inc.
141,000 1.930%,  12/13/2028
a
125,790
200,000 2.076%,  12/13/2031
a
167,392
Royalty Pharma plc
343,000 1.200%,  9/2/2025 321,638
Scotts Miracle-Gro Company
199,000 4.500%,  10/15/2029 176,095
SEG Holding, LLC
410,000 5.625%,  10/15/2028
a
415,301
Simmons Foods, Inc.
505,000 4.625%,  3/1/2029
a
434,185
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
a
321,600
205,000 5.500%,  7/15/2030
a
201,412

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Consumer Non-Cyclical (4.6%) - continued
Star Parent, Inc.
$ 320,000 9.000%,  10/1/2030
a
$ 336,481
Sysco Corporation
128,000 5.950%,  4/1/2030 136,036
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 301,211
Teleflex, Inc.
480,000 4.625%,  11/15/2027 465,662
223,000 4.250%,  6/1/2028
a
211,553
Tenet Healthcare Corporation
1,415,000 5.125%,  11/1/2027 1,373,989
185,000 6.125%,  10/1/2028 184,319
404,000 6.750%,  5/15/2031
a
413,226
Teva Pharmaceutical Finance
Netherlands III BV
375,000 3.150%,  10/1/2026 348,859
Thermo Fisher Scientific, Inc.
168,000 5.000%,  12/5/2026 170,208
Topgolf Callaway Brands
Corporation, Convertible
102,000 2.750%,  5/1/2026 104,754
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 476,328
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 230,946
Utah Acquisition Sub, Inc.
249,000 3.950%,  6/15/2026 241,954
Viterra Finance BV
324,000 3.200%,  4/21/2031
a
283,205
Winnebago Industries, Inc.,
Convertible
160,000 3.250%,  1/15/2030
a
163,280
Wyeth, LLC
382,000 6.500%,  2/1/2034 432,433
Zoetis, Inc.
236,000 5.600%,  11/16/2032
e
249,654
Total 33,760,426
Energy (4.3%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
330,000 5.375%,  6/15/2029
a
316,830
Antero Resources Corporation
179,000 5.375%,  3/1/2030
a
170,687
Apache Corporation
239,000 4.375%,  10/15/2028 225,324
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
a
578,460
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
338,000 8.250%,  12/31/2028
a
345,733
Baytex Energy Corporation
338,000 8.500%,  4/30/2030
a
350,943
Borr IHC, Ltd./Borr Finance, LLC
414,000 10.375%,  11/15/2030
a
428,490
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 607,673
259,000 4.812%,  2/13/2033 258,742
BP Capital Markets plc
231,000 4.875%,  3/22/2030
c,i
218,513
Principal
Amount Long-Term Fixed Income (79.4%) Value
Energy (4.3%) - continued
Buckeye Partners, LP
$ 233,000 4.500%,  3/1/2028
a
$ 218,793
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 139,281
146,000 3.250%,  1/31/2032 123,939
259,000 5.950%,  6/30/2033
a
264,496
Chesapeake Energy Corporation
255,000 6.750%,  4/15/2029
a
257,952
Chord Energy Corporation
255,000 6.375%,  6/1/2026
a
254,984
Civitas Resources, Inc.
266,000 8.375%,  7/1/2028
a
279,755
113,000 8.625%,  11/1/2030
a
120,521
410,000 8.750%,  7/1/2031
a
435,873
CNX Resources Corporation
195,000 6.000%,  1/15/2029
a
188,418
CNX Resources Corporation,
Convertible
161,000 2.250%,  5/1/2026 262,736
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
170,751
317,000 6.042%,  8/15/2028
a
328,167
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
a
215,789
330,000 5.875%,  1/15/2030
a
285,963
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
a
163,266
Crescent Energy Finance, LLC
376,000 9.250%,  2/15/2028
a
390,342
Diamond Foreign Asset Company/
Diamond Finance, LLC
128,000 8.500%,  10/1/2030
a
131,568
Diamondback Energy, Inc.
374,000 3.125%,  3/24/2031 331,951
DT Midstream, Inc.
264,000 4.125%,  6/15/2029
a
242,549
130,000 4.375%,  6/15/2031
a
116,450
Enbridge, Inc.
175,000 7.375%,  1/15/2083
c
174,664
175,000 7.625%,  1/15/2083
c
176,859
164,000 5.900%,  11/15/2026 168,542
78,000 5.700%,  3/8/2033 80,468
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
a
268,399
Energy Transfer, LP
161,000 5.950%,  5/15/2054 161,458
175,000 6.750%,  5/15/2025
c,i
170,958
169,000 4.400%,  3/15/2027 165,923
169,000 6.400%,  12/1/2030 179,996
EnLink Midstream Partners, LP
526,000 4.850%,  7/15/2026 513,628
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 145,536
178,000
8.638%,  (TSFR3M +
3.248%), 8/16/2077
c
177,282
EQM Midstream Partners, LP
931,000 4.750%,  1/15/2031
a
867,892
Ferrellgas, LP/Ferrellgas Finance
Corporation
368,000 5.375%,  4/1/2026
a
362,558

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Energy (4.3%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 515,000 8.875%,  4/15/2030 $ 538,804
Harvest Midstream, LP
392,000 7.500%,  9/1/2028
a
395,961
Hess Midstream Operations, LP
324,000 5.625%,  2/15/2026
a
321,959
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
a
453,708
564,000 6.250%,  4/15/2032
a
541,440
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
a
532,727
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
a
415,487
Kodiak Gas Services, LLC
204,000 7.250%,  2/15/2029
a
206,440
Laredo Petroleum, Inc.
581,000 7.750%,  7/31/2029
a
574,244
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 144,839
MEG Energy Corporation
440,000 5.875%,  2/1/2029
a
429,335
MPLX, LP
370,000 1.750%,  3/1/2026 346,669
82,000 5.000%,  3/1/2033 80,226
Murphy Oil Corporation
225,000 5.875%,  12/1/2027 223,158
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
a
541,164
National Fuel Gas Company
296,000 5.500%,  1/15/2026 297,371
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
a
207,491
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
135,000 8.125%,  2/15/2029
a,g
135,679
203,000 8.375%,  2/15/2032
a,g
204,496
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
a
348,917
Northern Oil and Gas, Inc.
338,000 8.750%,  6/15/2031
a
353,263
Northern Oil and Gas, Inc.,
Convertible
175,000 3.625%,  4/15/2029 193,725
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
a
160,811
NuStar Logistics, LP
330,000 6.375%,  10/1/2030 331,650
Occidental Petroleum Corporation
330,000 8.875%,  7/15/2030 386,858
ONEOK, Inc.
222,000 2.200%,  9/15/2025 211,951
164,000 5.550%,  11/1/2026 166,765
157,000 5.650%,  11/1/2028 162,057
Ovintiv, Inc.
201,000 5.650%,  5/15/2028
e
204,507
160,000 6.250%,  7/15/2033 166,885
PBF Holding Company, LLC/PBF
Finance Corporation
256,000 6.000%,  2/15/2028 250,206
Principal
Amount Long-Term Fixed Income (79.4%) Value
Energy (4.3%) - continued
Permian Resources Operating,
LLC
$ 491,000 7.000%,  1/15/2032
a
$ 506,910
Permian Resources Operating,
LLC, Convertible
79,000 3.250%,  4/1/2028 182,443
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 156,769
Pioneer Natural Resources
Company, Convertible
124,000 0.250%,  5/15/2025 307,520
Plains All American Pipeline, LP
41,000
9.751%,  (TSFR3M +
4.372%), 3/4/2024
c,i
40,540
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 311,644
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
a
413,204
Range Resources Corporation
271,000 4.750%,  2/15/2030
a
252,030
Rockcliff Energy II, LLC
360,000 5.500%,  10/15/2029
a
335,173
Rockies Express Pipeline, LLC
247,000 4.950%,  7/15/2029
a
236,141
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
91,698
SM Energy Company
184,000 6.625%,  1/15/2027
e
183,139
200,000 6.500%,  7/15/2028 200,000
Southwestern Energy Company
382,000 5.375%,  3/15/2030 369,155
250,000 4.750%,  2/1/2032 231,559
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 178,692
Sunoco, LP/Sunoco Finance
Corporation
495,000 5.875%,  3/15/2028 491,913
337,000 4.500%,  4/30/2030 311,499
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
580,000 5.500%,  1/15/2028
a
558,349
Talos Production, Inc.
101,000 9.000%,  2/1/2029
a,g
102,348
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 340,445
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
a
303,518
TransCanada Trust
342,000 5.875%,  8/15/2076
c
328,548
Transocean, Inc.
355,000 11.500%,  1/30/2027
a,e
370,975
172,900 8.750%,  2/15/2030
a
179,180
USA Compression Partners, LP/
USA Compression Finance
Corporation
449,000 6.875%,  4/1/2026 446,363
Valaris, Ltd.
344,000 8.375%,  4/30/2030
a
352,689

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Energy (4.3%) - continued
Venture Global Calcasieu Pass,
LLC
$ 640,000 3.875%,  8/15/2029
a
$ 572,008
12,000 6.250%,  1/15/2030
a
12,010
250,000 4.125%,  8/15/2031
a
221,080
Venture Global LNG, Inc.
689,000 8.375%,  6/1/2031
a
695,777
286,000 9.875%,  2/1/2032
a
300,765
Weatherford International, Ltd.
291,000 8.625%,  4/30/2030
a
297,334
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 370,627
147,000 2.600%,  3/15/2031 125,638
Total 31,945,578
Financials (12.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
250,000 6.000%,  8/1/2029
a
229,334
AerCap Holdings NV
164,000 5.875%,  10/10/2079
c
162,890
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 109,881
220,000 6.500%,  7/15/2025 223,096
150,000 6.100%,  1/15/2027 153,395
243,000 5.750%,  6/6/2028 247,988
384,000 3.000%,  10/29/2028 348,404
Air Lease Corporation
133,000 2.300%,  2/1/2025 128,742
48,000 3.375%,  7/1/2025 46,552
189,000 4.650%,  6/15/2026
c,i
174,728
147,000 3.125%,  12/1/2030 128,015
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,c,i
210,301
147,000 2.850%,  1/26/2028
a
131,736
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
248,000 6.750%,  10/15/2027
a
242,127
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 217,588
328,000 4.700%,  5/15/2026
c,i
265,832
148,000 8.000%,  11/1/2031 163,757
88,000 6.700%,  2/14/2033
e
88,338
American Express Company
218,000 3.950%,  8/1/2025 214,730
210,000 3.550%,  9/15/2026
c,i
187,214
320,000 6.338%,  10/30/2026
c
326,568
485,000 2.550%,  3/4/2027 454,775
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 128,233
American International Group, Inc.
317,000 5.125%,  3/27/2033 320,827
AmWINS Group, Inc.
401,000 4.875%,  6/30/2029
a
374,272
Arbor Realty Trust, Inc.,
Convertible
45,000 7.500%,  8/1/2025 43,290
Ares Capital Corporation
70,000 4.250%,  3/1/2025 68,727
371,000 2.150%,  7/15/2026 338,670
194,000 5.875%,  3/1/2029 192,275
Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
Assurant, Inc.
$ 239,000 6.100%,  2/27/2026 $ 242,343
Australia & New Zealand Banking
Group, Ltd.
338,000 2.950%,  7/22/2030
a,c
323,495
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
a
139,640
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
a
298,845
321,000 5.750%,  3/1/2029
a
320,384
BAC Capital Trust XIV
138,000
6.046%,  (TSFR3M +
0.662%), 2/20/2024
c,i
115,379
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
a
86,602
Banco Santander SA
82,000 4.750%,  11/12/2026
c,i
70,549
200,000 5.294%,  8/18/2027 200,399
200,000 4.175%,  3/24/2028
c
192,625
200,000 6.921%,  8/8/2033 211,251
Bank of America Corporation
285,000 4.200%,  8/26/2024 282,671
711,000 6.250%,  9/5/2024
c,i
708,253
124,000 3.458%,  3/15/2025
c
123,662
150,000 6.100%,  3/17/2025
c,i
149,907
339,000 1.319%,  6/19/2026
c
320,778
735,000 1.197%,  10/24/2026
c
685,525
220,000 6.125%,  4/27/2027
c,i
219,076
218,000 1.734%,  7/22/2027
c
200,937
283,000 4.376%,  4/27/2028
c
277,464
442,000 3.593%,  7/21/2028
c
421,706
218,000 4.948%,  7/22/2028
c
218,422
370,000 5.819%,  9/15/2029
c
382,548
824,000 3.974%,  2/7/2030
c
786,205
525,000 2.687%,  4/22/2032
c
445,683
216,000 2.572%,  10/20/2032
c
180,072
275,000 2.972%,  2/4/2033
c
234,604
241,000 5.468%,  1/23/2035
c
245,422
140,000 3.846%,  3/8/2037
c
124,361
Bank of Montreal
356,000 5.266%,  12/11/2026 360,610
235,000 5.203%,  2/1/2028 238,779
140,000 3.088%,  1/10/2037
c
113,597
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
c
175,212
218,000 4.596%,  7/26/2030
c
215,995
165,000 6.474%,  10/25/2034
c
182,306
Bank of Nova Scotia
212,000 5.250%,  12/6/2024 212,022
294,000 4.900%,  6/4/2025
c,i
280,048
148,000 1.050%,  3/2/2026 136,938
Barclays plc
562,000 2.852%,  5/7/2026
c
544,023
200,000 5.501%,  8/9/2028
c
200,959
223,000 4.972%,  5/16/2029
c
219,337
200,000 6.224%,  5/9/2034
c
205,982
160,000 7.119%,  6/27/2034
c
169,014
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 382,057
Blackstone Mortgage Trust, Inc.,
Convertible
117,000 5.500%,  3/15/2027 104,656

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
Blue Owl Capital Corporation II
$ 163,000 8.450%,  11/15/2026
a,e
$ 168,779
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 199,882
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
69,834
221,000 3.750%,  6/17/2026
a
202,984
BNP Paribas SA
199,000 2.819%,  11/19/2025
a,c
194,690
200,000 3.132%,  1/20/2033
a,c
170,707
BPCE SA
133,000 2.375%,  1/14/2025
a
129,022
Bread Financial Holdings, Inc.
203,000 9.750%,  3/15/2029
a
202,754
Bread Financial Holdings, Inc.,
Convertible
108,000 4.250%,  6/15/2028
a
121,835
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 219,728
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
109,000 4.500%,  4/1/2027
a
96,505
Burford Capital Global Finance,
LLC
375,000 9.250%,  7/1/2031
a
390,937
Camden Property Trust
170,000 5.850%,  11/3/2026 175,130
187,000 4.900%,  1/15/2034 184,249
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 209,130
197,000 5.926%,  10/2/2026 202,364
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
c,i
71,028
206,000 3.273%,  3/1/2030
c
185,052
Capital One NA
199,000 2.280%,  1/28/2026
c
192,448
Castlelake Aviation Finance DAC
264,000 5.000%,  4/15/2027
a
250,600
Centene Corporation
637,000 3.000%,  10/15/2030 551,043
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
c,i
323,363
324,000 0.900%,  3/11/2026 298,487
203,000 4.000%,  6/1/2026
c,i
184,481
166,000 5.875%,  8/24/2026 169,962
200,000 2.000%,  3/20/2028 178,848
300,000 4.000%,  12/1/2030
c,i
249,046
158,000 6.136%,  8/24/2034
c
166,984
Citigroup, Inc.
116,000 5.000%,  9/12/2024
c,i
114,354
373,000 3.352%,  4/24/2025
c
370,982
332,000 5.500%,  9/13/2025 334,128
150,000 4.000%,  12/10/2025
c,i
140,167
320,000 3.875%,  2/18/2026
c,i
294,855
170,000 4.150%,  11/15/2026
c,i
151,509
522,000 1.122%,  1/28/2027
c
482,077
974,000 1.462%,  6/9/2027
c
895,103
285,000 3.070%,  2/24/2028
c
269,455
89,000 7.375%,  5/15/2028
c,e,i
90,492
204,000 7.625%,  11/15/2028
c,i
208,560
Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
$ 589,000 4.075%,  4/23/2029
c
$ 568,946
156,000 6.174%,  5/25/2034
c
161,811
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
c,i
143,370
CNA Financial Corporation
145,000 3.950%,  5/15/2024 144,243
Coinbase Global, Inc., Convertible
374,000 0.500%,  6/1/2026 323,878
Comerica, Inc.
78,000 5.625%,  7/1/2025
c,i
75,325
92,000 5.982%,  1/30/2030
c
91,724
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
147,191
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
a,c
127,773
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
c
131,380
161,000 6.050%,  9/15/2033
a
168,575
147,000 5.750%,  1/15/2034 150,782
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 274,324
Corporate Office Properties, LP,
Convertible
77,000 5.250%,  9/15/2028
a
78,232
Credit Acceptance Corporation
458,000 9.250%,  12/15/2028
a
480,903
Credit Agricole SA
156,000 8.125%,  12/23/2025
a,c,i
159,900
147,000 3.250%,  1/14/2030
a
129,912
Credit Suisse Group AG
83,000 7.250%,  9/12/2025
a,c,i,j
9,130
167,000 7.500%,  12/11/2028
*,c,i,j
18,370
Dai-ichi Life Insurance Company,
Ltd.
285,000 5.100%,  10/28/2024
a,c,i
281,727
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
c
472,609
280,000 2.311%,  11/16/2027
c
256,211
230,000 6.819%,  11/20/2029
c
241,694
209,000 3.742%,  1/7/2033
c
171,083
Discover Bank
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
284,882
Discover Financial Services
72,000 6.700%,  11/29/2032 75,418
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
a
608,779
Elevance Health, Inc.
204,000 5.350%,  10/15/2025 205,278
452,000 2.550%,  3/15/2031 390,378
Enact Holdings, Inc.
253,000 6.500%,  8/15/2025
a
252,436
Encore Capital Group, Inc.,
Convertible
117,000 4.000%,  3/15/2029
a
113,958
Extra Space Storage, LP
180,000 5.900%,  1/15/2031 187,138
144,000 2.400%,  10/15/2031 117,977
Federal Realty OP, LP, Convertible
110,000 3.250%,  1/15/2029
a
108,942
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
c,i
139,849

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
$ 145,000 4.772%,  7/28/2030
c
$ 141,174
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 386,524
First Horizon Bank
220,000 5.750%,  5/1/2030
e
213,097
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
231,540
Fortress Transportation and
Infrastructure Investors, LLC
203,000 6.500%,  10/1/2025
a
202,730
166,000 9.750%,  8/1/2027
a
172,180
47,000 5.500%,  5/1/2028
a
45,542
Freedom Mortgage Corporation
159,000 7.625%,  5/1/2026
a
158,352
128,000 12.000%,  10/1/2028
a
140,504
Freedom Mortgage Holdings, LLC
135,000 9.250%,  2/1/2029
a,g
136,701
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 138,819
146,000 2.625%,  1/15/2027 132,720
GGAM Finance, Ltd.
336,000 7.750%,  5/15/2026
a
341,830
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
595,000 3.750%,  12/15/2027
a
504,751
goeasy, Ltd.
260,000 9.250%,  12/1/2028
a
276,178
Goldman Sachs Group, Inc.
155,000 5.500%,  8/10/2024
c,i
153,426
141,000 3.500%,  4/1/2025 138,333
203,000 4.250%,  10/21/2025 200,110
206,000 0.855%,  2/12/2026
c
196,171
250,000 3.650%,  8/10/2026
c,i
224,956
170,000 4.125%,  11/10/2026
c,i
154,664
429,000 1.948%,  10/21/2027
c
394,544
141,000 2.640%,  2/24/2028
c
131,368
573,000 3.615%,  3/15/2028
c
549,496
284,000 4.482%,  8/23/2028
c
279,796
294,000 3.814%,  4/23/2029
c
279,955
148,000 3.800%,  3/15/2030 139,290
148,000 2.615%,  4/22/2032
c
124,880
146,000 2.383%,  7/21/2032
c
120,384
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 134,690
216,000
7.766%,  (TSFR3M +
2.387%), 2/12/2047
a,c
186,748
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
12,000 Zero Coupon,  5/1/2025
a
12,136
164,000 3.750%,  8/15/2028
a
176,300
HSBC Holdings plc
225,000 3.803%,  3/11/2025
c
224,500
82,000 6.375%,  3/30/2025
c,i
81,265
148,000 2.633%,  11/7/2025
c
144,576
162,000 1.645%,  4/18/2026
c
154,521
164,000 1.589%,  5/24/2027
c
150,867
260,000 2.251%,  11/22/2027
c
239,558
200,000 6.161%,  3/9/2029
c
206,740
413,000 4.583%,  6/19/2029
c
401,348
157,000 4.600%,  12/17/2030
c,i
130,199
176,000 2.804%,  5/24/2032
c
147,854
Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
HUB International, Ltd.
$ 518,000 5.625%,  12/1/2029
a
$ 488,790
Huntington Bancshares, Inc./OH
226,000 4.450%,  10/15/2027
c,i
203,239
440,000 5.709%,  2/2/2035
c,g
443,148
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
320,000 6.375%,  12/15/2025 314,828
227,000 6.250%,  5/15/2026 217,490
354,000 5.250%,  5/15/2027 318,423
ING Groep NV
292,000 1.726%,  4/1/2027
c
271,222
200,000 6.083%,  9/11/2027
c
204,101
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 205,103
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 176,401
J.P. Morgan Chase & Company
150,000
8.939%,  (TSFR3M +
3.562%), 5/1/2024
c,i
150,440
406,000 5.000%,  8/1/2024
c,i
402,230
244,000 4.600%,  2/1/2025
c,i
237,712
478,000 1.561%,  12/10/2025
c
462,213
145,000 2.083%,  4/22/2026
c
139,439
185,000 3.650%,  6/1/2026
c,i
170,500
471,000 1.045%,  11/19/2026
c
437,933
294,000 1.578%,  4/22/2027
c
272,888
265,000 2.947%,  2/24/2028
c
250,094
442,000 4.005%,  4/23/2029
c
427,264
146,000 2.069%,  6/1/2029
c
130,078
589,000 4.493%,  3/24/2031
c
575,041
141,000 2.963%,  1/25/2033
c
121,334
147,000 4.912%,  7/25/2033
c
145,109
142,000 5.717%,  9/14/2033
c
146,338
172,000 5.350%,  6/1/2034
c
174,871
159,000 6.254%,  10/23/2034
c
172,313
81,000 5.336%,  1/23/2035
c
82,317
J.P. Morgan Chase Bank NA
365,000 5.110%,  12/8/2026 369,666
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
135,000 5.000%,  8/15/2028
a
121,878
Jefferson Capital Holdings, LLC
135,000 6.000%,  8/15/2026
a
129,885
338,000 9.500%,  2/15/2029
a
340,425
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 199,208
300,000 5.000%,  1/26/2033 279,610
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 238,982
114,000 6.250%,  1/15/2036 114,101
Kite Realty Group, LP
81,000 5.500%,  3/1/2034 80,647
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
283,000 4.750%,  6/15/2029
a
253,318
Lincoln National Corporation
135,000
7.989%,  (TSFR3M +
2.619%), 2/20/2024
c
102,245
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
c
741,865

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
LPL Holdings, Inc.
$ 360,000 4.000%,  3/15/2029
a
$ 331,783
M&T Bank Corporation
298,000 3.500%,  9/1/2026
c,i
238,400
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,c
265,463
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 306,783
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 127,877
MetLife, Inc.
300,000 3.850%,  9/15/2025
c,i
286,973
135,000 5.875%,  3/15/2028
c,i
133,579
176,000 6.400%,  12/15/2036 179,361
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
254,377
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 289,236
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 153,614
290,000 1.538%,  7/20/2027
c
266,730
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
c
389,955
288,000 2.564%,  9/13/2031 235,147
158,000 5.748%,  7/6/2034
c
163,525
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
a
311,209
Morgan Stanley
124,000 2.720%,  7/22/2025
c
122,288
291,000 1.164%,  10/21/2025
c
281,066
95,000 5.000%,  11/24/2025 94,975
100,000 2.630%,  2/18/2026
c
97,186
294,000 2.188%,  4/28/2026
c
283,427
192,000 6.138%,  10/16/2026
c
195,617
251,000 0.985%,  12/10/2026
c
231,868
294,000 1.593%,  5/4/2027
c
272,271
290,000 1.512%,  7/20/2027
c
266,160
102,000 5.123%,  2/1/2029
c
102,373
1,041,000 3.622%,  4/1/2031
c
960,487
141,000 2.943%,  1/21/2033
c
120,329
146,000 4.889%,  7/20/2033
c
142,925
155,000 5.250%,  4/21/2034
c
155,085
181,000 5.424%,  7/21/2034
c
183,345
284,000 2.484%,  9/16/2036
c
226,956
MPT Operating Partnership, LP/
MPT Finance Corporation
376,000 5.250%,  8/1/2026
e
318,086
99,000 4.625%,  8/1/2029
e
66,940
Nasdaq, Inc.
167,000 5.350%,  6/28/2028 171,265
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
a
329,455
NatWest Group plc
206,000 4.269%,  3/22/2025
c
205,501
147,000 4.892%,  5/18/2029
c
144,372
220,000 3.754%,  11/1/2029
c
215,766
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
385,000 4.500%,  9/30/2028
a
325,780
Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
New York Life Global Funding
$ 159,000 4.550%,  1/28/2033
a
$ 154,645
168,000 5.000%,  1/9/2034
a
168,432
NFP Corporation
205,000 6.875%,  8/15/2028
a
206,149
Nippon Life Insurance Company
415,000 5.100%,  10/16/2044
a,c
411,958
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 126,612
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 191,844
Northern Trust Corporation
210,000 4.000%,  5/10/2027 207,003
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 145,711
147,000 3.375%,  2/1/2031 126,026
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 235,881
1,146,000 3.875%,  9/15/2028 1,005,724
Park Intermediate Holdings, LLC
537,000 4.875%,  5/15/2029
a
492,026
Pebblebrook Hotel Trust,
Convertible
339,000 1.750%,  12/15/2026 301,507
Pine Street Trust I
148,000 4.572%,  2/15/2029
a
142,176
PNC Bank NA
148,000 2.700%,  10/22/2029 130,932
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
c
271,903
200,000 3.400%,  9/15/2026
c,i
172,161
175,000 6.200%,  9/15/2027
c,e,i
171,410
169,000 5.582%,  6/12/2029
c
172,512
178,000 6.250%,  3/15/2030
c,i
169,081
170,000 6.875%,  10/20/2034
c
188,934
PRA Group, Inc.
165,000 7.375%,  9/1/2025
a
166,043
426,000 8.375%,  2/1/2028
a
405,782
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
a
198,878
Prologis, LP
192,000 5.250%,  3/15/2054 193,749
228,000 3.375%,  12/15/2027 218,037
Provident Financing Trust I
78,000 7.405%,  3/15/2038 87,051
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
c
131,658
133,000 6.750%,  3/1/2053
c
137,715
435,000 5.200%,  3/15/2044
c
433,334
75,000 3.700%,  10/1/2050
c
65,935
Public Storage Operating
Company
157,000 5.100%,  8/1/2033 159,996
QBE Insurance Group, Ltd.
81,000 5.875%,  5/12/2025
a,c,e,i
79,747
Quicken Loans, LLC
365,000 3.875%,  3/1/2031
a
318,941
Radian Group, Inc.
340,000 4.875%,  3/15/2027 330,698
Realty Income Corporation
147,000 4.875%,  6/1/2026 146,960
329,000 3.200%,  1/15/2027 314,449

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
$ 173,000 3.950%,  8/15/2027 $ 168,384
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027 15,895
Regency Centers, LP
243,000 5.250%,  1/15/2034 243,191
Regions Financial Corporation
160,000 2.250%,  5/18/2025 153,639
156,000 5.750%,  6/15/2025
c,i
152,983
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 163,656
RGA Global Funding
188,000 5.500%,  1/11/2031
a
188,585
RHP Hotel Properties, LP/RHP
Finance Corporation
323,000 7.250%,  7/15/2028
a
332,950
RLJ Lodging Trust, LP
169,000 3.750%,  7/1/2026
a
159,705
376,000 4.000%,  9/15/2029
a
332,772
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
a
346,654
Royal Bank of Canada
188,000 0.750%,  10/7/2024 182,294
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
c
125,250
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
c
261,361
Service Properties Trust
333,000 7.500%,  9/15/2025 338,021
265,000 5.500%,  12/15/2027 249,265
178,000 8.625%,  11/15/2031
a
188,733
Simon Property Group, LP
244,000 2.650%,  7/15/2030 215,978
164,000 6.250%,  1/15/2034 177,470
SLM Corporation
170,000 4.200%,  10/29/2025 165,244
Societe Generale SA
148,000 2.625%,  10/16/2024
a
144,815
165,000 1.488%,  12/14/2026
a,c
152,615
Standard Chartered plc
85,000 6.000%,  7/26/2025
a,c,e,i
83,986
200,000 2.608%,  1/12/2028
a,c
184,296
Starwood Property Trust, Inc.,
Convertible
186,000 6.750%,  7/15/2027 197,858
State Street Corporation
169,000 5.272%,  8/3/2026 170,997
104,000 6.700%,  3/15/2029
c,i
103,740
138,000 4.421%,  5/13/2033
c
131,611
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,c
275,643
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 145,124
200,000 2.174%,  1/14/2027 185,593
550,000 5.716%,  9/14/2028 568,298
221,000 2.142%,  9/23/2030 184,025
200,000 5.766%,  1/13/2033
e
209,778
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
a
126,575
Summit Hotel Properties, Inc.,
Convertible
130,000 1.500%,  2/15/2026 114,465
Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
Synchrony Financial
$ 141,000 4.250%,  8/15/2024 $ 139,717
86,000 7.250%,  2/2/2033 85,951
Synovus Bank
155,000 5.625%,  2/15/2028 152,092
Toronto-Dominion Bank
100,000 8.125%,  10/31/2082
c
103,863
350,000 5.264%,  12/11/2026 355,943
165,000 5.156%,  1/10/2028 167,409
246,000 5.523%,  7/17/2028 252,997
138,000 4.456%,  6/8/2032 132,889
Truist Bank
147,000 2.250%,  3/11/2030 122,595
Truist Financial Corporation
330,000 6.047%,  6/8/2027
c
336,163
121,000 1.887%,  6/7/2029
c
105,487
345,000 5.100%,  3/1/2030
c,i
318,230
234,000 5.711%,  1/24/2035
c
237,945
U.S. Bancorp
205,000 5.727%,  10/21/2026
c
207,028
218,000 4.548%,  7/22/2028
c
215,113
82,000 5.836%,  6/12/2034
c
84,624
224,000 5.678%,  1/23/2035
c
229,196
UBS AG
265,000 5.125%,  5/15/2024 263,543
UBS Group AG
122,000 2.593%,  9/11/2025
a,c
119,745
250,000 2.193%,  6/5/2026
a,c
239,045
200,000 4.875%,  2/12/2027
a,c,i
180,469
200,000 6.327%,  12/22/2027
a,c
205,971
269,000 3.869%,  1/12/2029
a,c
255,217
200,000 5.699%,  2/8/2035
a,c
203,019
UDR, Inc.
296,000 3.000%,  8/15/2031 257,921
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
a
104,689
262,000 5.500%,  4/15/2029
a
247,419
UnitedHealth Group, Inc.
283,000 4.200%,  5/15/2032 274,064
USB Realty Corporation
156,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,i
116,833
Ventas Realty, LP
126,000 3.750%,  5/1/2024 125,402
Ventas Realty, LP, Convertible
208,000 3.750%,  6/1/2026
a
213,304
Wells Fargo & Company
245,000 2.406%,  10/30/2025
c
239,313
335,000 3.900%,  3/15/2026
c,i
313,894
346,000 2.188%,  4/30/2026
c
332,866
100,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
96,320
138,000 3.526%,  3/24/2028
c
132,259
294,000 3.584%,  5/22/2028
c
281,374
218,000 4.808%,  7/25/2028
c
216,681
187,000 7.625%,  9/15/2028
c,i
195,888
649,000 4.478%,  4/4/2031
c
629,823
108,000 5.389%,  4/24/2034
c
108,971
157,000 5.557%,  7/25/2034
c
160,288
166,000 6.491%,  10/23/2034
c
181,097
636,000 5.499%,  1/23/2035
c
648,642
Wells Fargo Bank NA
291,000 4.811%,  1/15/2026 291,535

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Financials (12.2%) - continued
Welltower OP, LLC, Convertible
$ 313,000 2.750%,  5/15/2028
a
$ 337,445
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
c
205,253
Willis North America, Inc.
295,000 4.500%,  9/15/2028 288,379
XHR, LP
169,000 6.375%,  8/15/2025
a
169,056
187,000 4.875%,  6/1/2029
a
172,472
Total 89,518,339
Foreign Government (<0.1%)
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
a
227,594
Total 227,594
Mortgage-Backed Securities (14.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
488,128 2.000%,  1/1/2052 397,777
3,818,329 2.500%,  5/1/2051 3,243,749
1,974,700 3.500%,  5/1/2052 1,798,037
1,440,785 4.000%,  5/1/2052 1,365,361
4,868,579 3.500%,  6/1/2052 4,436,101
3,318,828 5.000%,  7/1/2053 3,292,243
242,066 5.000%,  8/1/2053 241,163
1,080,117 5.500%,  9/1/2053 1,096,992
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,503,363 2.500%,  7/1/2030 1,426,170
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,800,000 4.500%,  2/1/2039
g
2,779,530
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,091,212 3.500%,  5/1/2040 1,037,172
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,347,199 3.000%,  1/1/2052 2,956,056
246,418 2.000%,  2/1/2051 201,205
396,846 2.000%,  2/1/2051 323,480
1,707,062 2.500%,  2/1/2051 1,441,391
3,300,906 2.000%,  3/1/2051 2,666,545
4,568,491 4.000%,  3/1/2051 4,379,225
3,439,323 3.000%,  3/1/2052 3,018,405
2,683,752 2.000%,  4/1/2051 2,173,062
2,056,807 3.000%,  4/1/2051 1,804,826
2,108,078 3.000%,  5/1/2050 1,865,148
462,539 2.000%,  5/1/2051 375,457
222,523 3.000%,  6/1/2050 199,633
1,328,405 4.000%,  6/1/2052 1,250,793
1,431,989 5.000%,  6/1/2053 1,422,979
2,528,194 2.500%,  7/1/2051 2,155,048
259,409 3.500%,  7/1/2051 239,638
3,742,701 4.000%,  7/1/2052 3,524,043
881,463 3.500%,  8/1/2050 816,231
3,968,843 4.500%,  8/1/2052 3,862,558
317,253 5.000%,  8/1/2053 315,203
1,804,557 3.500%,  9/1/2052 1,651,492
Principal
Amount Long-Term Fixed Income (79.4%) Value
Mortgage-Backed Securities (14.2%) -
continued
$ 274,889 5.000%,  9/1/2052 $ 271,670
973,095 4.500%,  9/1/2053 944,375
2,715,651 4.500%,  9/1/2053 2,630,104
2,433,721 4.000%,  10/1/2052 2,300,698
463,080 2.000%,  11/1/2051 376,815
1,888,763 2.000%,  12/1/2050 1,539,750
3,536,891 4.500%,  12/1/2052 3,437,524
19,850,000 5.500%,  2/1/2041
g
19,906,501
900,000 5.000%,  2/1/2042
g
888,211
650,000 6.000%,  2/1/2042
g
658,899
4,500,000 3.500%,  2/1/2049
g
4,095,334
4,500,000 4.000%,  2/1/2049
g
4,235,524
1,100,000 4.500%,  2/1/2049
g
1,063,476
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,120,540 2.500%,  3/1/2062 1,726,145
1,247,757 3.500%,  7/1/2061 1,116,987
1,244,649 4.000%,  12/1/2061 1,171,337
Total 104,120,063
Technology (3.0%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 132,065
Akamai Technologies, Inc.,
Convertible
153,000 0.125%,  5/1/2025 201,348
162,000 0.375%,  9/1/2027 184,923
146,000 1.125%,  2/15/2029
a
161,695
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 60,918
Apple, Inc.
278,000 1.650%,  2/8/2031 232,907
799,000 3.750%,  9/12/2047 673,887
AthenaHealth Group, Inc.
469,000 6.500%,  2/15/2030
a,e
418,940
Block, Inc., Convertible
59,000 0.125%,  3/1/2025 56,717
365,000 0.250%,  11/1/2027 298,022
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 215,273
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
131,873
Cloud Software Group, Inc.
532,000 6.500%,  3/31/2029
a
496,746
135,000 9.000%,  9/30/2029
a
127,772
CommScope, Inc.
270,000 7.125%,  7/1/2028
a
116,100
CSG Systems International, Inc.,
Convertible
197,000 3.875%,  9/15/2028
a
193,671
Dell International, LLC/EMC
Corporation
239,000 5.250%,  2/1/2028 244,164
99,000 5.300%,  10/1/2029 101,511
Euronet Worldwide, Inc.,
Convertible
66,000 0.750%,  3/15/2049 62,634
Fiserv, Inc.
237,000 2.750%,  7/1/2024 234,187
295,000 4.200%,  10/1/2028 287,916
80,000 5.600%,  3/2/2033 82,928

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Technology (3.0%) - continued
Gartner, Inc.
$ 575,000 3.625%,  6/15/2029
a
$ 522,658
440,000 3.750%,  10/1/2030
a
393,640
Global Payments, Inc.
192,000 5.950%,  8/15/2052 195,530
64,000 2.650%,  2/15/2025 62,103
213,000 4.950%,  8/15/2027 213,698
147,000 3.200%,  8/15/2029 133,049
GTCR W-2 Merger Sub, LLC
251,000 7.500%,  1/15/2031
a
260,744
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054
g
250,976
II-VI, Inc.
154,000 5.000%,  12/15/2029
a
144,193
Intel Corporation
308,000 5.125%,  2/10/2030 317,222
InterDigital, Inc., Convertible
303,000 3.500%,  6/1/2027 431,775
Iron Mountain, Inc.
102,000 4.875%,  9/15/2027
a
98,564
605,000 5.000%,  7/15/2028
a
578,794
440,000 4.875%,  9/15/2029
a
411,161
568,000 4.500%,  2/15/2031
a
509,293
Jabil, Inc.
155,000 5.450%,  2/1/2029 158,244
Lumentum Holdings, Inc.,
Convertible
426,000 0.500%,  6/15/2028 339,991
118,000 1.500%,  12/15/2029
a
120,242
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 128,156
Mastercard, Inc.
137,000 2.000%,  11/18/2031 115,335
Microchip Technology, Inc.,
Convertible
325,000 0.125%,  11/15/2024 339,422
Micron Technology, Inc.
179,000 5.300%,  1/15/2031 180,864
Moody's Corporation
141,000 4.250%,  8/8/2032 136,365
NCR Voyix Corporation
509,000 5.125%,  4/15/2029
a
476,234
NVIDIA Corporation
74,000 2.850%,  4/1/2030 67,974
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 153,861
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 67,716
147,000 4.300%,  6/18/2029 142,377
ON Semiconductor Corporation,
Convertible
254,000 Zero Coupon,  5/1/2027 366,776
16,000 0.500%,  3/1/2029
a
15,512
Open Text Corporation
285,000 3.875%,  12/1/2029
a
257,035
610,000 4.125%,  2/15/2030
a
552,112
Oracle Corporation
556,000 6.900%,  11/9/2052 652,921
141,000 6.150%,  11/9/2029 150,473
494,000 2.950%,  4/1/2030 444,999
208,000 6.250%,  11/9/2032 224,333
Principal
Amount Long-Term Fixed Income (79.4%) Value
Technology (3.0%) - continued
PayPal Holdings, Inc.
$ 149,000 2.850%,  10/1/2029 $ 135,674
253,000 2.300%,  6/1/2030
e
219,477
Progress Software Corporation,
Convertible
111,000 1.000%,  4/15/2026 120,102
PTC, Inc.
215,000 3.625%,  2/15/2025
a
211,054
305,000 4.000%,  2/15/2028
a
287,844
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
a
136,915
RingCentral, Inc.
317,000 8.500%,  8/15/2030
a
326,906
S&P Global, Inc.
138,000 2.900%,  3/1/2032 121,562
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 354,091
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
a,e
218,359
372,170 9.625%,  12/1/2032 427,560
Semtech Corporation, Convertible
127,000 1.625%,  11/1/2027 103,429
Sensata Technologies BV
400,000 4.000%,  4/15/2029
a
366,225
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
a
333,342
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
136,570
SK Hynix, Inc.
300,000 5.500%,  1/16/2027
a
301,296
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
a
1,074,894
UKG, Inc.
338,000 6.875%,  2/1/2031
a,g
341,802
Verint Systems, Inc., Convertible
189,000 0.250%,  4/15/2026 167,619
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
a
326,741
Viavi Solutions, Inc., Convertible
133,000 1.625%,  3/15/2026
a
131,736
Vishay Intertechnology, Inc.,
Convertible
346,000 2.250%,  9/15/2030
a
325,032
VMware, LLC
291,000 1.400%,  8/15/2026 266,359
189,000 2.200%,  8/15/2031 156,079
Western Digital Corporation,
Convertible
369,000 3.000%,  11/15/2028
a
478,593
Xilinx, Inc.
80,000 2.375%,  6/1/2030 70,967
Ziff Davis, Inc., Convertible
257,000 1.750%,  11/1/2026 242,222
Total 21,712,989
Transportation (1.0%)
Air Transport Services Group, Inc.,
Convertible
163,000 3.875%,  8/15/2029
a
140,513
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
a
113,027

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Transportation (1.0%) - continued
American Airlines, Inc.
$ 242,000 8.500%,  5/15/2029
a
$ 256,523
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,020,000 5.500%,  4/20/2026
a
1,008,791
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
203,000 5.375%,  3/1/2029
a
187,950
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 277,567
CSX Corporation
147,000 4.250%,  3/15/2029 145,957
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028
e
265,827
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
194,034 4.500%,  10/20/2025
a
191,742
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
a
191,544
Hawaiian Brand Intellectual
Property, Ltd.
352,000 5.750%,  1/20/2026
a
331,197
Hertz Corporation
188,000 4.625%,  12/1/2026
a
169,083
201,000 5.000%,  12/1/2029
a,e
158,847
Mileage Plus Holdings, LLC
277,900 6.500%,  6/20/2027
a
278,316
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 227,071
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
125,631
195,000 5.750%,  5/24/2026
a
196,862
148,000 1.700%,  6/15/2026
a
137,825
Rand Parent, LLC
351,000 8.500%,  2/15/2030
a
347,513
RXO, Inc.
401,000 7.500%,  11/15/2027
a
413,032
Ryder System, Inc.
124,000 2.850%,  3/1/2027 116,997
Southwest Airlines Company
147,000 5.125%,  6/15/2027 148,016
Southwest Airlines Company,
Convertible
361,000 1.250%,  5/1/2025 370,566
Spirit Loyalty Cayman, Ltd.
191,000 8.000%,  9/20/2025
a
124,628
Stena International SA
270,000 7.250%,  1/15/2031
a
270,165
Union Pacific Corporation
147,000 2.150%,  2/5/2027 137,768
United Airlines, Inc.
371,000 4.375%,  4/15/2026
a
357,882
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
103,000 7.875%,  5/1/2027
a,e
86,029
451,000 6.375%,  2/1/2030
a,e
326,434
Total 7,103,303
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
5,400,000 4.750%,  11/15/2053 5,896,125
Principal
Amount Long-Term Fixed Income (79.4%) Value
U.S. Government & Agencies (5.7%) -
continued
$ 8,300,000 3.375%,  8/15/2042 $ 7,306,918
U.S. Treasury Notes
3,500,000 4.250%,  12/31/2025 3,500,273
3,700,000 4.125%,  7/31/2028 3,735,121
1,700,000 4.125%,  11/15/2032 1,722,313
17,294,000 3.375%,  5/15/2033 16,529,281
3,000,000 4.500%,  11/15/2033 3,132,656
Total 41,822,687
Utilities (2.6%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 136,574
AES Corporation
239,000 3.950%,  7/15/2030
a
220,219
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
c
138,429
Alliant Energy Corporation,
Convertible
131,000 3.875%,  3/15/2026
a
128,978
Ameren Corporation
148,000 1.750%,  3/15/2028 131,417
American Electric Power
Company, Inc.
212,000 2.031%,  3/15/2024 211,007
172,000 5.200%,  1/15/2029 174,624
147,000 2.300%,  3/1/2030 126,637
78,000 5.625%,  3/1/2033 80,471
American Water Capital
Corporation, Convertible
219,000 3.625%,  6/15/2026
a
215,277
Arizona Public Service Company
162,000 5.550%,  8/1/2033 167,393
Atmos Energy Corporation
170,000 5.900%,  11/15/2033 184,041
Calpine Corporation
379,000 4.500%,  2/15/2028
a
360,417
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 124,778
182,000 1.450%,  6/1/2026 169,000
220,000 2.650%,  6/1/2031 186,927
CenterPoint Energy, Inc.,
Convertible
243,000 4.250%,  8/15/2026
a
242,392
CMS Energy Corporation,
Convertible
178,000 3.375%,  5/1/2028
a
174,351
Constellation Energy Generation,
LLC
153,000 5.800%,  3/1/2033 159,623
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 124,141
160,000 4.350%,  1/15/2027
c,i
144,475
148,000 3.375%,  4/1/2030 135,342
DTE Energy Company
211,000 4.220%,  11/1/2024 208,792
163,000 4.875%,  6/1/2028 163,616
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 485,680
Duke Energy Corporation
200,000 3.250%,  1/15/2082
c
163,307
82,000 4.875%,  9/16/2024
c,i
81,079
328,000 2.450%,  6/1/2030 285,756

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.4%) Value
Utilities (2.6%) - continued
$ 142,000 4.500%,  8/15/2032 $ 136,504
158,000 5.750%,  9/15/2033 165,105
Duke Energy Corporation,
Convertible
431,000 4.125%,  4/15/2026
a
429,276
Edison International
104,000 7.875%,  6/15/2054
c
105,710
183,000 4.950%,  4/15/2025 181,859
450,000 5.000%,  12/15/2026
c,i
427,610
Enel Finance International NV
286,000 1.375%,  7/12/2026
a
261,474
Entergy Corporation
136,000 0.900%,  9/15/2025 127,343
148,000 1.900%,  6/15/2028 131,545
Evergy, Inc.
127,000 2.450%,  9/15/2024 124,580
Evergy, Inc., Convertible
237,000 4.500%,  12/15/2027
a
240,081
Eversource Energy
299,000 4.600%,  7/1/2027 295,915
Exelon Corporation
147,000 4.050%,  4/15/2030 140,208
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
253,780
FirstEnergy Corporation,
Convertible
430,000 4.000%,  5/1/2026
a
425,270
Georgia Power Company
87,000 4.950%,  5/17/2033 87,028
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
142,575
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
242,739
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 647,093
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 172,622
173,000 4.850%,  2/7/2029
g
174,402
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
c
144,334
161,000 6.051%,  3/1/2025 162,357
242,000 5.749%,  9/1/2025 244,444
147,000 2.250%,  6/1/2030 125,621
NextEra Energy Partners, LP,
Convertible
298,000 Zero Coupon,  11/15/2025
a
263,283
NiSource, Inc.
148,000 2.950%,  9/1/2029 135,531
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
128,816
135,000 10.250%,  3/15/2028
a,c,i
142,279
141,000 3.375%,  2/15/2029
a
124,383
210,000 5.250%,  6/15/2029
a
201,361
NRG Energy, Inc., Convertible
307,000 2.750%,  6/1/2048 404,473
Pacific Gas and Electric Company
323,000 6.950%,  3/15/2034 355,774
PacifiCorp
325,000 5.800%,  1/15/2055 325,600
171,000 5.450%,  2/15/2034 173,311
Principal
Amount Long-Term Fixed Income (79.4%) Value
Utilities (2.6%) - continued
PG&E Corporation
$ 459,000 5.000%,  7/1/2028 $ 443,538
PG&E Corporation, Convertible
304,000 4.250%,  12/1/2027
a
309,320
PPL Capital Funding, Inc.,
Convertible
254,000 2.875%,  3/15/2028
a
241,808
Public Service Enterprise Group,
Inc.
173,000 5.875%,  10/15/2028 180,834
147,000 1.600%,  8/15/2030 120,129
Sempra
225,000 4.125%,  4/1/2052
c
198,090
156,000 4.875%,  10/15/2025
c,i
152,907
Southern California Edison
Company
72,000 5.950%,  11/1/2032 76,747
Southern Company
141,000 4.475%,  8/1/2024 140,088
425,000 5.700%,  10/15/2032 443,190
135,000 4.000%,  1/15/2051
c
129,741
306,000 3.750%,  9/15/2051
c
285,241
Southern Company, Convertible
437,000 3.875%,  12/15/2025
a
435,034
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
348,113
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
a
828,885
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 285,053
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
a
277,734
1,050,000 5.000%,  7/31/2027
a
1,017,233
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 149,887
210,000 4.600%,  6/1/2032 203,731
Total 19,236,332
Total Long-Term Fixed Income
(cost $600,197,703) 581,742,079
Shares
Registered Investment
Companies ( 13 .5% ) Value
U.S. Affiliated  (8.8%)
8,136,371 Thrivent Core Emerging Markets
Debt Fund 64,114,600
Total 64,114,600
U.S. Unaffiliated  (4.7%)
88,594 Aberdeen Asia-Pacific Income
Fund, Inc. 234,774
34,100 AllianceBernstein Global High
Income Fund, Inc. 357,027
44,157 Allspring Income Opportunities
Fund 294,969
11,919 BlackRock Core Bond Trust 130,513
32,269 BlackRock Corporate High Yield
Fund, Inc. 309,782
31,134 BlackRock Credit Allocation
Income Trust 340,606
4,160 BlackRock Debt Strategies Fund,
Inc. 45,968

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (13.5%) Value
U.S. Unaffiliated  (4.7%)- continued
30,289 BlackRock Enhanced Global
Dividend Trust $ 301,981
7,900 BlackRock Enhanced International
Dividend Trust 41,712
1,100 BlackRock Floating Rate Income
Strategies Fund, Inc. 13,827
6,299 BlackRock Income Trust, Inc. 76,659
11,844 BlackRock Multi-Sector Income
Trust 182,634
23,990 Blackstone Strategic Credit 2027
Term Fund 279,723
30,816 Eaton Vance Limited Duration
Income Fund 299,223
2,430 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 18,808
24,889 First Trust High Income Long/Short
Fund 293,441
6,539 Invesco Dynamic Credit
Opportunities Fund
h
69,636
75,000 Invesco Preferred ETF 889,500
46,781 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
5,153,863
39,713 iShares Preferred and Income
Securities ETF
e
1,273,199
66,975 Nuveen Credit Strategies Income
Fund 359,656
18,505 Nuveen Preferred Income
Opportunities Fund 134,531
27,664 PGIM Global High Yield Fund, Inc. 315,093
28,836 PGIM High Yield Bond Fund, Inc. 364,775
8,429 Pimco Dynamic Income Fund 161,837
127,288 SPDR Bloomberg High Yield Bond
ETF
e
12,075,813
2,123 Tri-Continental Corporation 61,461
105,018 Vanguard Intermediate-Term
Corporate Bond ETF
e
8,531,662
14,125 Vanguard Short-Term Corporate
Bond ETF 1,096,383
8,900 Virtus Convertible & Income Fund 29,192
17,338 Virtus Dividend, Interest &
Premium Strategy Fund 211,177
2,180 Virtus Equity & Convertible Income
Fund 46,500
45,405 Voya Global Equity Dividend &
Premium Opportunity Fund 229,295
70,173 Western Asset High Income
Opportunity Fund, Inc. 276,482
Total 34,501,702
Total Registered Investment
Companies (cost $110,073,935) 98,616,302
Shares
Collateral Held for Securities
Loaned ( 2 .8% ) Value
20,626,898 Thrivent Cash Management Trust 20,626,898
Total Collateral Held for
Securities Loaned
(cost $20,626,898) 20,626,898
Shares Preferred Stock ( 1 .0% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
i
491,164
1,620 Paramount Global, Convertible,
5.750% 29,889
Shares Preferred Stock (1.0%) Value
Communications Services (0.1%) - continued
12,500 Telephone and Data Systems, Inc.,
6.000%
i
$ 206,125
Total 727,178
Energy (<0.1%)
5,600 Energy Transfer, LP, 7.600%
c,i
140,112
5,255 Nustar Logistics, LP, 12.310%
c
135,894
448 UGI Corporation, Convertible,
7.250% 24,197
Total 300,203
Financials (0.8%)
5,825 Aegon Funding Corporation II,
5.100% 129,373
12,700 Allstate Corporation, 5.100%
i
301,752
5,000 American International Group, Inc.
5.850%
i
122,850
6,957 Apollo Global Management, Inc.,
Convertible, 6.750% 406,428
18,900 Bank of America Corporation,
4.250%
i
367,416
392 Bank of America Corporation,
Convertible, 7.250%
i
477,397
14,275 Capital One Financial Corporation,
5.000%
i
290,068
5,775 Equitable Holdings, Inc., 5.250%
i
128,667
265 First Horizon Bank, 6.437%
*,c,i
169,600
14,500 J.P. Morgan Chase & Company,
4.200%
i
283,910
12,500 J.P. Morgan Chase & Company,
4.750%
i
278,625
10,650 KeyCorp, 6.200%
c,i
238,027
8,650 Morgan Stanley, 4.250%
i
170,492
5,500 Morgan Stanley, 5.850%
c,e,i
135,850
13,100 Morgan Stanley, 7.125%
c,i
332,609
7,000 Public Storage, 3.950%
i
127,190
11,475 Public Storage, 4.125%
i
223,648
2,450 Public Storage, 4.625%
i
54,121
625 Public Storage, 4.700%
i
13,656
2,650 Regions Financial Corporation,
5.700%
c,i
59,360
1,400 Synovus Financial Corporation,
5.875%
c,i
33,236
8,600 U.S. Bancorp, 4.000%
i
157,810
15,500 Wells Fargo & Company, 4.250%
i
291,555
10,000 Wells Fargo & Company, 4.750%
i
207,800
453 Wells Fargo & Company,
Convertible, 7.500%
i
548,130
Total 5,549,570
Utilities (0.1%)
17,600 CMS Energy Corporation, 4.200%
i
365,376
8,486 NextEra Energy, Inc., Convertible,
6.926% 315,764
12,000 Southern Company, 4.950% 282,000
Total 963,140
Total Preferred Stock
(cost $8,486,202) 7,540,091
Shares Common Stock ( 0 .1% ) Value
Communications Services (<0.1%)
991 Paramount Global 14,458

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.1%) Value
Communications Services (<0.1%) - continued
4,895 Windstream Services, LLC
k
$ 45,279
Total 59,737
Consumer Discretionary (0.1%)
2,712 Bloomin' Brands, Inc. 72,194
52 Booking Holdings, Inc.
k
182,388
Total 254,582
Energy (<0.1%)
478 Permian Resources Corporation 6,443
Total 6,443
Financials (<0.1%)
1,719 New York Community Bancorp,
Inc. 11,122
Total 11,122
Health Care (<0.1%)
2,210 Varex Imaging Corporation
k
42,587
Total 42,587
Industrials (<0.1%)
236 Chart Industries, Inc.
k
27,546
866 Uber Technologies, Inc.
k
56,524
Total 84,070
Information Technology (<0.1%)
648 RingCentral, Inc.
k
21,961
1,013 Semtech Corporation
k
20,098
Total 42,059
Real Estate (<0.1%)
1,256 Kite Realty Group Trust 26,878
Total 26,878
Total Common Stock
(cost $430,273) 527,478
Shares or
Principal
Amount Short-Term Investments ( 10 .2% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.256%, 3/6/2024
l,m
596,952
Thrivent Core Short-Term Reserve
Fund
7,403,811 5.670% 74,038,105
U.S. Treasury Bills
300,000 5.250%, 2/13/2024
l,n
299,474
Total Short-Term Investments
(cost $74,915,544) 74,934,531
Total Investments (cost
$814,730,555) 107.0% $ 783,987,379
Other Assets and Liabilities, Net
(7.0%) (51,590,894)
Total Net Assets 100.0% $ 732,396,485
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2024, the value of these investments was $255,994,578 or
35.0% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2024.
c Denotes variable rate securities. The rate shown is as
of January 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of January 31, 2024
was $187,970 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 2/4/2016 $ 175,749
First Horizon Bank, 6.437%,
3/5/2019 6/21/2017 199,412

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of January 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 10,683,625
Common Stock 9,323,658
Total lending $20,007,283
Gross amount payable upon return of
collateral for securities loaned $20,626,898
Net amounts due to counterparty $619,615
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 59,171,219 – 59,171,219 –
Basic Materials 13,139,350 – 13,139,350 –
Capital Goods 26,101,908 – 26,101,908 –
Collateralized Mortgage Obligations 58,525,269 – 57,020,581 1,504,688
Commercial Mortgage-Backed Securities 4,882,324 – 4,882,324 –
Communications Services 31,313,267 – 31,313,267 –
Consumer Cyclical 39,161,431 – 39,161,431 –
Consumer Non-Cyclical 33,760,426 – 33,760,426 –
Energy 31,945,578 – 31,945,578 –
Financials 89,518,339 – 89,518,339 –
Foreign Government 227,594 – 227,594 –
Mortgage-Backed Securities 104,120,063 – 104,120,063 –
Technology 21,712,989 – 21,712,989 –
Transportation 7,103,303 – 7,103,303 –
U.S. Government & Agencies 41,822,687 – 41,822,687 –
Utilities 19,236,332 – 19,236,332 –
Registered Investment Companies
U.S. Unaffiliated 34,501,702 34,432,066 – 69,636
Preferred Stock
Communications Services 727,178 727,178 – –
Energy 300,203 300,203 – –
Financials 5,549,570 5,379,970 169,600 –
Utilities 963,140 963,140 – –
Common Stock
Communications Services 59,737 14,458 45,279 –
Consumer Discretionary 254,582 254,582 – –
Energy 6,443 6,443 – –
Financials 11,122 11,122 – –
Health Care 42,587 42,587 – –
Industrials 84,070 84,070 – –
Information Technology 42,059 42,059 – –
Real Estate 26,878 26,878 – –
Short-Term Investments 896,426 – 896,426 –
Subtotal Investments in Securities $ 625,207,776 $ 42,284,756 $ 581,348,696 $ 1,574,324
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 64,114,600
Affiliated Short-Term Investments 74,038,105
Collateral Held for Securities Loaned 20,626,898
Subtotal Other Investments $ 158,779,603
Total Investments at Value $ 783,987,379
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 469,652 469,652 – –
Total Asset Derivatives $ 469,652 $ 469,652 $ – $ –
Liability Derivatives
Credit Default Swaps 234,267 – 234,267 –
Total Liability Derivatives $ 234,267 $ – $ 234,267 $ –

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Opportunity Income Plus Fund's futures contracts held as of January 31, 2024. Investments and/or cash totaling
$596,952 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 149 March 2024 $ 30,344,008 $ 298,773
CME Ultra Long Term U.S. Treasury Bond 20 March 2024 2,413,496 170,879
Total Futures Long Contracts $ 32,757,504 $ 469,652
Total Futures Contracts $ 32,757,504 $ 469,652
The following table presents Opportunity Income Plus Fund's swaps contracts held as of January 31, 2024. Investments totaling $299,474 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 5,445,000 $ – ( $ 234,267 ) ( $ 234,267 )
Total Credit Default Swaps $ – ( $ 234,267 ) ( $ 234,267 )
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 58,278 $ 943 $ – $ 64,115 8,136 8.8%
Total U.S. Affiliated Registered Investment
Companies 58,278 64,115 8.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% 39,410 176,630 142,002 74,038 7,404 10.1
Total Affiliated Short-Term Investments 39,410 74,038 10.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,199 66,714 59,286 20,627 20,627 2.8
Total Collateral Held for Securities Loaned 13,199 20,627 2.8
Total Value $ 110,887 $ 158,780
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $4,894 $ – $942
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% – – – 804
Total Income/Non Cash Income from Affiliated Investments $1,746
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total $– $4,894 $ –

Small Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .5% ) Value
Communications Services (3.2%)
156,539 Cargurus, Inc.
a
$ 3,637,966
150,431 QuinStreet, Inc.
a
1,905,961
25,816 Ziff Davis, Inc.
a
1,739,999
Total 7,283,926
Consumer Discretionary (10.8%)
41,538 Boot Barn Holdings, Inc.
a
2,979,936
249,347 Clarus Corporation 1,476,134
27,415 Columbia Sportswear Company 2,172,913
11,480 Five Below, Inc.
a
2,060,201
12,426 Grand Canyon Education, Inc.
a
1,622,711
13,970 Meritage Homes Corporation 2,313,572
41,093 Modine Manufacturing Company
a
2,839,115
39,045 Skyline Champion Corporation
a
2,673,802
128,150 Stoneridge, Inc.
a
2,279,788
13,697 Texas Roadhouse, Inc. 1,721,987
164,044 ThredUp, Inc.
a
333,830
7,355 Wingstop, Inc. 2,067,564
Total 24,541,553
Consumer Staples (6.9%)
57,979 Celsius Holdings, Inc.
a
2,893,152
33,821 e.l.f. Beauty, Inc.
a
5,395,464
16,439 J & J Snack Foods Corporation 2,617,582
12,722 Lancaster Colony Corporation 2,338,049
98,014 Turning Point Brands, Inc. 2,380,760
Total 15,625,007
Energy (2.6%)
7,968 Gulfport Energy Corporation
a
1,011,139
42,549 Matador Resources Company 2,335,515
136,920 TechnipFMC plc 2,648,033
Total 5,994,687
Financials (9.6%)
28,369 Glacier Bancorp, Inc. 1,096,746
34,675 Hamilton Lane, Inc. 4,020,219
34,094 Houlihan Lokey, Inc. 4,083,779
8,449 Kinsale Capital Group, Inc. 3,359,069
24,978 RLI Corporation 3,406,250
52,595 Triumph Financial, Inc.
a
3,715,837
33,498 Western Alliance Bancorp 2,142,532
Total 21,824,432
Health Care (15.3%)
5,098 Argenx SE ADR
a
1,939,840
10,528 Ascendis Pharma AS ADR
a
1,367,903
59,321 Enovis Corporation
a
3,482,143
71,761 Halozyme Therapeutics, Inc.
a
2,429,110
19,508 Immunocore Holdings plc ADR
a,b
1,410,233
10,118 Inspire Medical Systems, Inc.
a
2,133,583
37,732 Lantheus Holdings, Inc.
a
1,959,423
25,355 Natera, Inc.
a
1,671,909
123,032 Option Care Health, Inc.
a
3,843,520
65,645 Paragon 28, Inc.
a
832,378
45,722 Phreesia, Inc.
a
1,164,996
78,620 Progyny, Inc.
a
2,994,636
15,899 Repligen Corporation
a
3,011,270
182,839 scPharmaceuticals, Inc.
a
895,911
10,535 ShockWave Medical, Inc.
a
2,383,544
77,338 Vericel Corporation
a
3,323,987
Total 34,844,386
Shares Common Stock (98.5%) Value
Industrials (21.2%)
38,733 ASGN, Inc.
a
$ 3,595,197
101,242 Badger Infrastructure Solutions,
Ltd. 3,518,187
28,370 Beacon Roofing Supply, Inc.
a
2,351,589
32,574 Casella Waste Systems, Inc.
a
2,779,865
11,129 Curtiss-Wright Corporation 2,476,982
134,035 ExlService Holdings, Inc.
a
4,192,615
43,339 Flowserve Corporation 1,730,526
52,175 Fluor Corporation
a
1,967,519
46,776 Helios Technologies, Inc. 1,929,978
253,294 Janus International Group, Inc.
a
3,584,110
12,829 Lincoln Electric Holdings, Inc. 2,850,860
15,628 Middleby Corporation
a
2,204,642
7,670 Saia, Inc.
a
3,455,949
47,256 Schneider National, Inc. 1,158,717
16,967 Simpson Manufacturing Company,
Inc. 3,070,857
18,403 SiteOne Landscape Supply, Inc.
a
2,844,184
22,954 Timken Company 1,880,162
53,633 WillScot Mobile Mini Holdings
Corporation
a
2,536,841
Total 48,128,780
Information Technology (23.0%)
21,127 Agilysys, Inc.
a
1,768,541
7,563 CyberArk Software, Ltd.
a
1,765,809
40,800 Descartes Systems Group, Inc.
a
3,573,672
156,981 Grid Dynamics Holdings, Inc.
a
2,048,602
41,495 Guidewire Software, Inc.
a
4,634,162
72,749 Hackett Group, Inc. 1,681,957
14,559 JFrog, Ltd.
a
473,604
45,258 Lattice Semiconductor
Corporation
a
2,754,402
10,810 Littelfuse, Inc. 2,614,939
23,551 Nova, Ltd.
a
3,410,420
19,174 Onto Innovation, Inc.
a
3,096,601
86,210 PagerDuty, Inc.
a
2,041,453
59,204 PDF Solutions, Inc.
a
1,847,165
19,707 Silicon Laboratories, Inc.
a
2,431,055
69,212 Sprout Social, Inc.
a
4,244,772
18,281 SPS Commerce, Inc.
a
3,360,048
176,985 TTM Technologies, Inc.
a
2,461,861
98,219 Varonis Systems, Inc.
a
4,408,069
38,223 Workiva, Inc.
a
3,552,446
Total 52,169,578
Materials (2.9%)
17,366 Louisiana-Pacific Corporation 1,155,707
282,260 Ranpak Holdings Corporation
a
1,162,911
69,397 Summit Materials, Inc.
a
2,510,784
130,504 Tronox Holdings plc 1,799,650
Total 6,629,052
Real Estate (3.0%)
46,187 Agree Realty Corporation 2,753,207
14,257 FirstService Corporation 2,389,901
42,245 National Storage Affiliates Trust 1,577,851
Total 6,720,959
Total Common Stock
(cost $192,392,173) 223,762,360

Small Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0 .5% ) Value
1,262,700 Thrivent Cash Management Trust $ 1,262,700
Total Collateral Held for
Securities Loaned
(cost $1,262,700) 1,262,700
Shares Short-Term Investments ( 3 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
673,907 5.670% 6,739,068
Total Short-Term Investments
(cost $6,739,068) 6,739,068
Total Investments (cost
$200,393,941) 102.0% $ 231,764,128
Other Assets and Liabilities, Net
(2.0%) (4,536,014)
Total Net Assets 100.0% $ 227,228,114
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of January 31, 2024:
Securities Lending Transactions
Common Stock $ 1,322,907
Total lending $1,322,907
Gross amount payable upon return of
collateral for securities loaned $1,262,700
Net amounts due to counterparty $(60,207)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,283,926 7,283,926 – –
Consumer Discretionary 24,541,553 24,541,553 – –
Consumer Staples 15,625,007 15,625,007 – –
Energy 5,994,687 5,994,687 – –
Financials 21,824,432 21,824,432 – –
Health Care 34,844,386 34,844,386 – –
Industrials 48,128,780 44,610,593 3,518,187 –
Information Technology 52,169,578 52,169,578 – –
Materials 6,629,052 6,629,052 – –
Real Estate 6,720,959 6,720,959 – –
Subtotal Investments in Securities $ 223,762,360 $ 220,244,173 $ 3,518,187 $ –
Other Investments  * Total
Affiliated Short-Term Investments 6,739,068
Collateral Held for Securities Loaned 1,262,700
Subtotal Other Investments $ 8,001,768
Total Investments at Value $ 231,764,128
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 4,140 $ 17,727 $ 15,128 $ 6,739 674 3.0%
Total Affiliated Short-Term Investments 4,140 6,739 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 4,137 2,874 1,263 1,263 0.5
Total Collateral Held for Securities Loaned – 1,263 0.5
Total Value $ 4,140 $ 8,002
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $69
Total Income/Non Cash Income from Affiliated Investments $69
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Small Cap Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94 .5% ) Value
Communications Services (2.2%)
1,693,930 QuinStreet, Inc.
a
$ 21,462,093
561,992 Ziff Davis, Inc.
a
37,878,261
Total 59,340,354
Consumer Discretionary (8.7%)
189,157 Boot Barn Holdings, Inc.
a
13,570,123
331,974 Brunswick Corporation 26,783,662
452,303 Columbia Sportswear Company 35,849,536
1,602,854 Cooper-Standard Holdings, Inc.
a
28,194,202
157,374 Grand Canyon Education, Inc.
a
20,551,471
104,085 Meritage Homes Corporation 17,237,517
320,905 Papa John's International, Inc. 23,580,099
523,956 SharkNinja, Inc. 24,479,224
186,096 Skyline Champion Corporation
a
12,743,854
1,464,286 Stoneridge, Inc.
a
26,049,648
3,971,088 ThredUp, Inc.
a
8,081,164
Total 237,120,500
Consumer Staples (4.6%)
310,865 BJ's Wholesale Club Holdings,
Inc.
a
20,001,054
350,547 John B. Sanfilippo & Son, Inc. 37,554,100
97,209 Lancaster Colony Corporation 17,865,070
1,060,967 Pilgrim's Pride Corporation
a
28,826,474
871,562 Turning Point Brands, Inc. 21,170,241
Total 125,416,939
Energy (3.6%)
329,807 Chesapeake Energy Corporation 25,431,418
390,986 Matador Resources Company 21,461,221
1,810,831 NOV, Inc. 35,329,313
888,016 TechnipFMC plc 17,174,229
Total 99,396,181
Financials (16.1%)
1,669,460 Ally Financial, Inc. 61,235,793
746,417 Bank of N.T. Butterfield & Son, Ltd. 22,638,828
1,745,977 Bridgewater Bancshares, Inc.
a
21,842,172
2,277,203 F.N.B. Corporation 30,013,536
693,223 Glacier Bancorp, Inc. 26,800,001
749,992 Heartland Financial USA, Inc. 26,602,216
396,648 Houlihan Lokey, Inc. 47,510,497
123,651 Kinsale Capital Group, Inc. 49,159,928
418,430 Prosperity Bancshares, Inc. 26,741,861
383,577 RLI Corporation 52,308,396
454,960 Triumph Financial, Inc.
a
32,142,924
171,622 Voya Financial, Inc. 12,420,284
441,412 Western Alliance Bancorp 28,232,712
Total 437,649,148
Health Care (7.5%)
824,188 Enovis Corporation
a
48,379,836
917,329 Halozyme Therapeutics, Inc.
a
31,051,587
205,998 Masimo Corporation
a
26,561,382
1,254,434 Option Care Health, Inc.
a
39,188,518
657,512 Progyny, Inc.
a
25,044,632
255,316 QuidelOrtho Corporation
a
17,491,699
2,180,195 Viemed Healthcare, Inc.
a
17,703,183
Total 205,420,837
Industrials (22.5%)
1,222,865 Air Lease Corporation 51,127,986
276,621 ASGN, Inc.
a
25,675,961
Shares Common Stock (94.5%) Value
Industrials (22.5%) - continued
1,887,786 Badger Infrastructure Solutions,
Ltd. $ 65,601,073
251,097 Cimpress plc
a
18,887,516
111,010 Curtiss-Wright Corporation 24,707,496
912,832 ExlService Holdings, Inc.
a
28,553,385
905,970 Fluor Corporation
a
34,164,129
676,141 Greenbrier Companies, Inc. 30,737,370
699,475 Helios Technologies, Inc. 28,860,338
2,604,404 Janus International Group, Inc.
a
36,852,317
333,944 ManpowerGroup, Inc. 24,758,608
2,110,144 Masterbrand, Inc.
a
29,689,726
495,702 Maximus, Inc. 40,211,346
690,207 Miller Industries, Inc. 27,780,832
197,700 Moog, Inc. 27,638,460
1,346,367 Schneider National, Inc. 33,012,919
82,670 Simpson Manufacturing Company,
Inc. 14,962,443
424,841 Tennant Company 40,155,971
337,400 Timken Company 27,636,434
Total 611,014,310
Information Technology (14.5%)
433,439 Ciena Corporation
a
22,972,267
813,739 Cohu, Inc.
a
25,925,725
189,476 FormFactor, Inc.
a
7,345,984
1,523,910 Gilat Satellite Networks, Ltd.
a
9,646,350
381,576 Guidewire Software, Inc.
a
42,614,408
96,490 Insight Enterprises, Inc.
a
17,825,563
130,720 JFrog, Ltd.
a
4,252,322
1,927,874 Knowles Corporation
a
31,443,625
111,339 Littelfuse, Inc. 26,932,904
427,225 Plexus Corporation
a
40,466,752
176,561 Silicon Laboratories, Inc.
a
21,780,565
430,780 Sprout Social, Inc.
a
26,419,737
4,431,065 TTM Technologies, Inc.
a
61,636,114
81,889 Universal Display Corporation 13,902,295
447,902 Varonis Systems, Inc.
a
20,101,842
218,657 Workiva, Inc.
a
20,321,982
Total 393,588,435
Materials (6.8%)
663,670 Alcoa Corporation 19,744,183
208,157 Berry Plastics Group, Inc. 13,625,957
275,211 Carpenter Technology Corporation 16,950,245
687,906 Ingevity Corporation
a
29,965,185
2,392,214 Ivanhoe Mines, Ltd.
a
25,106,281
2,371,068 Tronox Holdings plc 32,697,028
177,731 United States Lime & Minerals, Inc. 45,973,678
Total 184,062,557
Real Estate (5.7%)
531,118 Agree Realty Corporation 31,659,944
4,081,513 Cushman and Wakefield plc
a
42,937,517
2,015,126 Independence Realty Trust, Inc. 29,602,201
1,338,304 National Storage Affiliates Trust 49,985,654
Total 154,185,316
Utilities (2.3%)
275,153 ALLETE, Inc. 16,264,294
224,408 Northwestern Energy Group, Inc. 10,798,513
464,259 Portland General Electric
Company 19,002,121

Small Cap Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF
-
Exchange Traded Fund
plc
-
Public Limited Company
SPDR
-
S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Shares Common Stock (94.5%) Value
Utilities (2.3%) - continued
308,514 Spire, Inc. $ 17,514,339
Total 63,579,267
Total Common Stock
(cost $2,303,861,153) 2,570,773,844
Shares
Registered Investment
Companies ( 2 .2% ) Value
U.S. Unaffiliated  (2.2%)
169,101 iShares Russell 2000 Index Fund 32,616,201
315,725 SPDR S&P Biotech ETF
b
27,603,837
Total 60,220,038
Total Registered Investment
Companies (cost $60,034,090) 60,220,038
Shares
Collateral Held for Securities
Loaned ( 1 .0% ) Value
27,200,825 Thrivent Cash Management Trust 27,200,825
Total Collateral Held for
Securities Loaned
(cost $27,200,825) 27,200,825
Shares Short-Term Investments ( 2 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
6,693,009 5.670% 66,930,089
Total Short-Term Investments
(cost $66,930,089) 66,930,089
Total Investments (cost
$2,458,026,157) 100.2% $ 2,725,124,796
Other Assets and Liabilities, Net
(0.2%) (5,359,381)
Total Net Assets 100.0% $ 2,719,765,415
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 31, 2024:
Securities Lending Transactions
Common Stock $ 26,220,257
Total lending $26,220,257
Gross amount payable upon return of
collateral for securities loaned $27,200,825
Net amounts due to counterparty $980,568

Small Cap Stock Fund
Schedule of Investments as of January 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2024, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 59,340,354 59,340,354 – –
Consumer Discretionary 237,120,500 237,120,500 – –
Consumer Staples 125,416,939 125,416,939 – –
Energy 99,396,181 99,396,181 – –
Financials 437,649,148 437,649,148 – –
Health Care 205,420,837 205,420,837 – –
Industrials 611,014,310 545,413,237 65,601,073 –
Information Technology 393,588,435 393,588,435 – –
Materials 184,062,557 158,956,276 25,106,281 –
Real Estate 154,185,316 154,185,316 – –
Utilities 63,579,267 63,579,267 – –
Registered Investment Companies
U.S. Unaffiliated 60,220,038 60,220,038 – –
Subtotal Investments in Securities $ 2,630,993,882 $ 2,540,286,528 $ 90,707,354 $ –
Other Investments  * Total
Affiliated Short-Term Investments 66,930,089
Collateral Held for Securities Loaned 27,200,825
Subtotal Other Investments $ 94,130,914
Total Investments at Value $ 2,725,124,796
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
1/31/2024
Shares Held at
1/31/2024
% of Net
Assets
1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $ 19,490 $ 243,472 $ 196,032 $ 66,930 6,693 2.5%
Total Affiliated Short-Term Investments 19,490 66,930 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   18,906 188,318 180,023 27,201 27,201 1.0
Total Collateral Held for Securities Loaned 18,906 27,201 1.0
Total Value $ 38,396 $ 94,131
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 1/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.670% $– $– $ – $1,012
Total Income/Non Cash Income from Affiliated Investments $1,012
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 40
Total Affiliated Income from Securities Loaned, Net $40
Total $– $– $ –

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount
to maturity. Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are
typically valued at an amount equal to the Net Asset Value (NAV)
of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private Funds held by the Funds, if the NAV of the
Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended January 31, 2024, none of the
Funds invested in options.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended January 31, 2024, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, Income, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Municipal Bond, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the three months ended January 31, 2024, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Low Volatility Equity, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used equity futures to manage exposure to the equities markets.
During the three months ended January 31, 2024, Aggressive
Allocation, Balanced Income Plus, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of January 31, 2024
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended January 31, 2024, Balanced
Income Plus, High Yield, Income, and Opportunity Income Plus
used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the three months ended January 31, 2024, Aggressive
Allocation and Global Stock used total rate of return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.